UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07455

Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:  September 30

Date of reporting period:  September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

September 30, 2019
Virtus Newfleet Core Plus Bond Fund (f/k/a: Virtus Newfleet Bond Fund)
Virtus Newfleet High Yield Fund*
Virtus Newfleet Low Duration Core Plus Bond Fund (f/k/a: Virtus Newfleet Low Duration Income Fund)
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Virtus Newfleet Senior Floating Rate Fund
Virtus Newfleet Tax-Exempt Bond Fund
*Prospectus supplement applicable to this fund appears at the back of this annual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Message to Shareholders		1
Disclosure of Fund Expenses		2
Key Investment Terms		4
Fund	Fund Summary	Schedule of Investments
Virtus Newfleet Core Plus Bond Fund (“Newfleet Core Plus Bond Fund”)	6	23
Virtus Newfleet High Yield Fund (“Newfleet High Yield Fund”)	8	32
Virtus Newfleet Low Duration Core Plus Bond Fund (“Newfleet Low Duration Core Plus Bond Fund”)	11	39
Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Newfleet Multi-Sector Intermediate Bond Fund”)	13	51
Virtus Newfleet Senior Floating Rate Fund (“Newfleet Senior Floating Rate Fund”)	16	63
Virtus Newfleet Tax-Exempt Bond Fund (“Newfleet Tax-Exempt Bond Fund”)	20	71
Statements of Assets and Liabilities		76
Statements of Operations		80
Statements of Changes in Net Assets		82
Financial Highlights		85
Notes to Financial Statements		90
Report of Independent Registered Public Accounting Firm		104
Tax Information Notice		105
Fund Management Tables		106
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
For periods prior to the quarter ending March 31, 2019, the Trust has filed a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Qs are available on the SEC’s website at https://www.sec.gov.
For the period ended June 30, 2019, the Trust has filed a complete schedule of portfolio holdings for each Fund with the SEC for the third quarter of the fiscal year as an exhibit to its reports on Form N-PORT-EX. Form N-PORT-EX is available on the SEC’s website at https://www.sec.gov.
Effective September 30, 2019, the Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Mutual Funds:
I am pleased to present this annual report that reviews the performance of your fund for the 12 months ended September 30, 2019.
After a sharp downturn in the fourth quarter of 2018, global financial markets rallied during the first nine months of 2019. While global growth continued to slow, interest rate cuts by the U.S. Federal Reserve and the European Central Bank helped restore confidence to the markets. The easing of monetary policy boosted the returns of both equities and fixed income in the first nine months of 2019. However, the uncertainty about trade, tariffs and other geopolitical issues led to frequent reversals in the direction of the markets.
Positive returns in the first nine months of 2019 offset the 2018 fourth quarter downturn. For the 12 months ended September 30, 2019, U.S. large-capitalization stocks, as measured by the S&P 500® Index, rose 4.25% as a result of a 20.55% increase for the year-to-date. Small-cap stocks, as measured by the Russell 2000® Index, rose 14.18% for the nine months of 2019, but were down 8.89% for the full year period. Within international equities, developed markets produced the strongest returns, with the MSCI EAFE® Index (net) up 12.80% for the nine-month period, but down 1.34% for the full year, compared to emerging markets, which were up 5.89% for the nine months of 2019, but declined 2.02% for the full year, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 1.68% at September 30, 2019, down from 3.05% at September 30, 2018. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was up 10.30% for the 12-month period. Non-investment grade bonds were up 6.36% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
It is impossible to know how the markets will perform from day to day or month to month. But a well-diversified portfolio can help investors weather the short-term ups and downs. While diversification cannot guarantee a profit or prevent a loss, owning a variety of traditional and alternative asset classes has been shown to dampen the inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, alternative, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
November 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
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VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF April 1, 2019 TO September 30, 2019
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended September 30, 2019.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Core Plus Bond Fund
	Class A	$ 1,000.00	$ 1,056.34	0.85%	$ 4.38
	Class C	1,000.00	1,051.48	1.60	8.23
	Class I	1,000.00	1,056.95	0.60	3.09
	Class R6	1,000.00	1,058.50	0.48	2.48
Newfleet High Yield Fund
	Class A	1,000.00	1,037.74	1.00	5.11
	Class C	1,000.00	1,034.09	1.75	8.92
	Class I	1,000.00	1,039.05	0.75	3.83
	Class R6	1,000.00	1,039.27	0.69	3.53
Newfleet Low Duration Core Plus Bond Fund
	Class A	1,000.00	1,025.64	0.75	3.81
	Class C	1,000.00	1,022.76	1.50	7.61
	Class I	1,000.00	1,026.93	0.50	2.54
	Class R6	1,000.00	1,028.27	0.43	2.19
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	1,040.39	0.99	5.06
	Class C	1,000.00	1,036.02	1.74	8.88
	Class I	1,000.00	1,041.07	0.74	3.79
	Class R6	1,000.00	1,042.04	0.60	3.07
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	1,021.29	1.05	5.32
	Class C	1,000.00	1,017.47	1.80	9.10
	Class I	1,000.00	1,022.55	0.80	4.06
	Class R6	1,000.00	1,024.39	0.66	3.35
Newfleet Tax-Exempt Bond Fund
	Class A	1,000.00	1,033.66	0.85	4.33
	Class C	1,000.00	1,029.79	1.60	8.14
	Class I	1,000.00	1,034.95	0.60	3.06

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
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VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2019 TO September 30, 2019
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Newfleet Core Plus Bond Fund
	Class A	$ 1,000.00	$ 1,020.81	0.85%	$ 4.31
	Class C	1,000.00	1,017.05	1.60	8.09
	Class I	1,000.00	1,022.06	0.60	3.04
	Class R6	1,000.00	1,022.66	0.48	2.43
Newfleet High Yield Fund
	Class A	1,000.00	1,020.05	1.00	5.06
	Class C	1,000.00	1,016.29	1.75	8.85
	Class I	1,000.00	1,021.31	0.75	3.80
	Class R6	1,000.00	1,021.61	0.69	3.50
Newfleet Low Duration Core Plus Bond Fund
	Class A	1,000.00	1,021.31	0.75	3.80
	Class C	1,000.00	1,017.55	1.50	7.59
	Class I	1,000.00	1,022.56	0.50	2.54
	Class R6	1,000.00	1,022.91	0.43	2.18
Newfleet Multi-Sector Intermediate Bond Fund
	Class A	1,000.00	1,020.10	0.99	5.01
	Class C	1,000.00	1,016.34	1.74	8.80
	Class I	1,000.00	1,021.36	0.74	3.75
	Class R6	1,000.00	1,022.06	0.60	3.04
Newfleet Senior Floating Rate Fund
	Class A	1,000.00	1,019.80	1.05	5.32
	Class C	1,000.00	1,016.04	1.80	9.10
	Class I	1,000.00	1,021.06	0.80	4.05
	Class R6	1,000.00	1,021.76	0.66	3.35
Newfleet Tax-Exempt Bond Fund
	Class A	1,000.00	1,020.81	0.85	4.31
	Class C	1,000.00	1,017.05	1.60	8.09
	Class I	1,000.00	1,022.06	0.60	3.04

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
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VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
September 30, 2019
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index
The Bloomberg Barclays High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Credit Suisse Leveraged Loan Index
The Credit Suisse Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis, is unmanaged and not available for direct investment. The unmanaged index returns do not reflect any fees, expenses, or sales charges.
European Central Bank (“ECB”)
The ECB is responsible for conducting monetary policy for the euro area. The ECB was established as the core of the Euro-system and the European System of Central Banks (“ESCB”). The ESCB comprises the ECB and the National Central Banks (“NCBs”) of all 17 EU Member States whether they have adopted the Euro or not.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches, and all national and state banks that are part of the system.
Federal Open Market Committee (FOMC)
The Federal Open Market Committee (FOMC) is the monetary policymaking body of the Federal Reserve System. The FOMC is composed of 12 members -- the seven members of the Board of Governors and five of the 12 Reserve Bank presidents.
ICE BofA Merrill Lynch 1-5 Year Corporate & Government Bond Index
The Intercontinental Exchange (“ICE”) BofA Merrill Lynch 1-5 Year U.S. Corporate & Government Bond Index includes publicly issued U.S. Treasury debt, U.S. government agency debt, taxable debt issued by U.S. states and territories and their political subdivisions, debt issued by U.S. and non-U.S. corporations, non-U.S. government debt and supranational debt. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
ICE BofA Merrill Lynch1-22 Year US Municipal Securities Index
The ICE BofA Merrill Lynch 1–22 Year US Municipal Securities Index is a subset of the ICE BofA Merrill Lynch US Municipal Securities Index, which tracks the total return performance of U.S. dollar- denominated investment grade tax-exempt debt publicly issued by U.S. States and territories, and their political subdivisions, in the U.S. domestic market, including all securities, with a remaining term to final maturity less than 22 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
Mortgage Servicing Rights (MRS)
A contractual agreement in which the right, or rights, to service an existing mortgage are sold by the original lender to another party who, for a fee, performs the various functions required to service mortgages.
4

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2019
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Newfleet Low Duration Core Plus Linked Benchmark
The Virtus Newfleet Low Duration Core Plus Linked Benchmark consists of the ICE BofAML 1-5 Year US Corporate & Government Bond Index which tracks the performance of US dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 5 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Virtus Newfleet Low Duration Core Plus Linked Benchmark prior to 2/1/2017 is that of the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.
Payment-in-Kind Security (“PIK”)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.
Real Estate Mortgage Investment Conduit (“REMIC”)
A pass-through investment vehicle that is used to pool mortgage loans and issue mortgage-backed securities.
Risk Assets
Risk assets are those that tend to demonstrate price volatility, such as equities, high yield bonds, currencies, and commodities.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P/LSTA Leveraged Loan Index
The S&P/LSTA Leveraged Loan Index is a daily total return index that uses LSTA/LPC Mark-to-Market Pricing (third-party research data on the price movements of senior secured floating rate loans in the secondary loan market) to calculate market value change. On a real-time basis, the Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included in the Index represent a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Tax-Exempt Bond Fund Linked Benchmark
The Virtus Tax-Exempt Bond Fund Linked Benchmark consists of the ICE BofAML 1-22 Year US Municipal Securities Index, a subset of the ICE BofAML US Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Virtus Tax-Exempt Bond Linked Benchmark prior to 6/30/2012 is that of the Bloomberg Barclays Municipal Bond Index.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.
5

Ticker Symbols:
Class A: SAVAX
Class C: SAVCK
Class I: SAVYX
Class R6: VBFRX
Newfleet Core Plus Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has an investment objective of high total return from both current income and capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned 9.64%, Class C shares at NAV returned 8.78%, Class I shares at NAV returned 9.90%, and Class R6 shares at NAV returned 10.03%†. For the same period, the Bloomberg Barclays U.S. Aggregate Bond Index, which serves as both the Fund’s broad-based and style-specific benchmark index appropriate for comparison, returned 10.30%.
   † See footnote 5 on page 7.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
The 12-month period included multiple challenges, including bouts of elevated volatility. The final quarter of 2018 witnessed a meaningful mispricing of risk assets. This was especially pronounced in December. Fixed income investors, like all market participants, continued to wrestle with volatility brought on by geopolitical developments, trade rhetoric, mixed global economic signals, and central banks’ attempts to normalize monetary policy via policy rate increases and balance sheet adjustments. U.S. economic data stayed on a positive trend, which contrasted with other global economies. During this time, U.S. Treasuries performed well while spread sector performance was mixed. Sectors within the securitized products universe, such as asset-backed securities and residential mortgage-backed securities, generally outperformed, whereas corporate and emerging markets-related sectors lagged. Within most spread sectors, assets with short and intermediate duration and those with higher credit ratings outperformed on a total return basis. The high yield sector was the largest underperformer during the fourth quarter of 2018.
The year 2019 began in stark contrast to how 2018 ended. While many of the same concerns loomed, major global central banks, including the Federal Reserve (the Fed) and the European Central Bank (ECB), reacted to slowing economic activity and tame inflation by pivoting their tone and policy toward easing. This significant development, combined with improved valuations, led to a return to favor of risk assets. Most spread sectors outperformed during the first three quarters of 2019, led by investment grade corporates, corporate high yield, and emerging markets. Within spread sectors, the asset classes that were hardest hit in late 2018 outperformed during the first nine months of 2019. Given the change in U.S. interest rates, longer duration within most asset classes outperformed on a total return basis. Securitized sectors, while still positive, lagged other sectors.
At its December 2018 meeting, the Fed raised its target range to 2.25% to 2.50%, up from 2.00% to 2.25%. The committee, indicating a pivot toward easing of monetary policy early in 2019, signaled that rates are likely on hold for the balance of 2019. The Fed also announced changes to the management of its balance sheet. However, in early June the Chairman of the Fed indicated they are monitoring the impact of the tariff issues on the U.S. economic outlook, which was interpreted by the market that the Fed had opened the door to the rate cut discussion. The Fed subsequently lowered its target rate at both the July and September meetings to a range of 1.75-2.00%. The Committee continued through the end of the period to reinforce its view that current policy is appropriate and that it will continue to act to support the economic expansion.
The Treasury yield curve continued to twist and shift broadly flatter and lower during the 12 months ended September 30, 2019, and some segments of the U.S. yield curve remained inverted.
What factors affected the Fund’s performance during its fiscal year?
The outperformance of most spread sectors relative to U.S. Treasuries was the key driver of the Fund’s performance for the fiscal year ended September 30, 2019. Among fixed income sectors, the Fund’s allocation to and issue selection within corporate high quality were positive contributors to performance. Issue selection within the corporate high yield and non-agency residential mortgage-backed securities sectors was also beneficial.
During the fiscal year, the Fund’s allocations to asset-backed securities and bank loans were the largest detractors from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.
High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Bank Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Corporate Bonds and Notes		44%
Financials	17%
Energy	4
Materials	3
All other Corporate Bonds and Notes	20
Mortgage-Backed Securities		26
Asset-Backed Securities		11
U.S. Government Securities		9
Leveraged Loans		5
Municipal Bonds		3
Other		2
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
6

Newfleet Core Plus Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	9.64%	3.41%	4.51%	— %	—
Class A shares at POP[3,4]	5.53	2.62	4.11	—	—
Class C shares at NAV[2] and with CDSC[4]	8.78	2.63	3.73	—	—
Class I shares at NAV[2]	9.90	3.69	4.78	—	—
Class R6 shares at NAV[2]	10.03 [5]	—	—	4.44	11/3/16
Bloomberg Barclays U.S. Aggregate Bond Index	10.30	3.38	3.75	3.28 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 1.14%, Net 0.87%; Class C shares: Gross 1.89%, Net 1.62%; Class I shares: Gross 0.86%, Net 0.62%; Class R6 shares: Gross 0.81%, Net 0.50%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2009, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception date, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2020. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
7

Ticker Symbols:
Class A: PHCHX
Class C: PGHCX
Class I: PHCIX
Class R6: VRHYX
Newfleet High Yield Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has a primary investment objective of high current income and a secondary objective of capital growth. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned 4.99%, Class C shares at NAV returned 3.94%, Class I shares at NAV returned 5.25%, and Class R6 shares at NAV returned 5.30%. For the same period, the Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index, which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 6.35%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
Despite a volatile environment during the fiscal year, the Bloomberg Barclays US Corporate High-Yield Total Return Index was able to generate positive performance, posting a total return of 6.35%. There were large swings in prices during the year as the first fiscal quarter started with growing concerns over weakening global economic conditions, tightening Federal Reserve (Fed) monetary policy, as well as deteriorating U.S.-China trade relations. All of these factors put substantial price pressure on the credit markets. Shortly after the start of the new calendar year, the Fed pivoted to easing monetary policy. This triggered a substantial reversal in the high yield market, which made back almost all of its losses from the preceding quarter.
As the year wore on, concerns over an economic slowdown heightened. This was evidenced in the divergence in performance among credit quality, as higher quality high yield bonds substantially outperformed lower quality ones. Over the 12 months ended September 30, 2019, BB-rated bonds posted a total return of 9.48% while B-rated bonds trailed with 7.01% and CCC-rated bonds significantly underperformed with a total return of -4.22%.
Industry performance within the Bloomberg Barclays US Corporate High-Yield Total Return Index reflected investor risk aversion with respect to the global economy. The top performing industries were closely tied to the domestic economy as supermarkets led the way with a 15.4% total return, while life insurance, banking and home construction followed with total returns of 14.6%, 14.5% and 12.0%, respectively. There was a large divergence between the top and bottom performers, which was driven by price volatility in oil and gas markets, as well as pharmaceutical litigation risk. Consequently, the bottom performers were oilfield services at -20.5% total return, independent energy at -11.9%, and pharmaceuticals at 2.74%.
The yield of the Bloomberg Barclays US Corporate High-Yield Total Return Index started the fiscal year at 6.24% with a credit spread of 3.16 percentage points. Despite finishing the year with a lower yield of 5.65%, the Index spread widened to 3.73 percentage points as the move lower in U.S. Treasury yields more than offset the widening credit spread. The Index spread ended the year 0.57 percentage points wider after experiencing significant volatility, with credit spreads trading between 3.03 and 5.37 percentage points. The underlying theme of risk aversion was evident in the spread differential between BB and CCCs. The differential began the year 3.78 percentage points apart, but due to continued economic and trade concerns, BBs and CCCs finished the year 6.75 percentage points apart. Essentially, CCCs widened 2.97 percentage points more than BBs over the course of the 12 months.
Fundamentals in the high yield market remained broadly intact, with leverage elevated but below this cycle’s high and interest coverage slowly deteriorating. Default rates remained near historical lows, but increased to 3.12% on an issuer-weighted basis and 2.52% on a dollar-weighted basis. The energy industry was the primary driver of the increase in default rates over the 12-month period. Recovery rates in high yield declined to 34.5%, below the long-term average of approximately 40%, and saw a 5.3% decline over the last fiscal quarter alone.
Technical factors were challenging to start the fiscal year. The fourth quarter of 2018 saw high yield fund outflows of $22.0 billion, which contributed in large part to the poor performance. After the Fed’s monetary policy pivot, high yield fund flows turned positive in a strong manner. Through the next three quarters of the fiscal year, high yield fund flows recouped approximately 70% of the outflows, bringing fiscal year-to-date flows to a manageable -$6.6 billion. High yield issuance was muted in the first fiscal quarter, an unsurprising outcome given the poor sentiment during that time. During calendar 2019, the net volume of bonds issued was higher than in 2018, but was easily absorbed by the strong fund flows. The primary use of the proceeds was refinancing existing debt.
What factors affected the Fund’s performance during its fiscal year?
For the fiscal year ended September 30, 2019, the Fund’s relative performance against its benchmark benefited from strong individual security selection, while an overweight allocation to lower quality bonds hurt relative performance. In terms of specific industries, the Fund’s positioning in cable-satellite, oilfield services, and homebuilding led to outperformance versus the Index. Fund performance was negatively impacted by its positioning in wirelines, wireless, and banking.
Positive contributors to the Fund’s performance during the fiscal year included:
Avantor is a manufacturer and supplier of high technology products used in research and development laboratories across a variety of industries. During the fiscal year, Avantor announced an initial public offering to raise funds that would partially be used to reduce total debt outstanding. The improvement in its credit profile drove its bond prices to rally.
Springleaf Finance is a consumer lending company that offers unsecured and secured loans to individuals. Springleaf bonds traded lower during the first fiscal quarter as recessionary fears rose in the U.S. However, Springleaf posted positive earnings results and the health of the U.S. consumer remained strong throughout the year, which improved investor sentiment. Bond prices rose as a result.
DISH DBS operates a domestic satellite TV business. Investors were concerned about the pace of
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
8

Newfleet High Yield Fund
subscriber declines and the long-term health of the business. DISH was able to post better than expected subscriber numbers, which led to an improvement in bond prices.
Other top contributors included media firm Clear Channel Worldwide and healthcare firm HCA.
Negative contributors to the Fund’s performance during the fiscal year included:
Frontier Communications is a large U.S.-based telecommunications firm serving both residential and business customers. The Fund owned a short-dated bond that the market factored in a high probability of being paid off at maturity. Consequently, it traded at a high price relative to other Frontier bonds. But Frontier had a series of weak results and announced it was open to restructuring discussions with lenders. This led to a sharp drop in price of the bond, as the probability of it being paid off declined, and its price migrated to near levels of other Frontier bonds.
Hexion is a diversified chemicals company that produces resins for a variety of industries. Hexion had struggled with a large debt balance dating from a prior merger, as well as mixed financial results. Hexion filed for bankruptcy during the year as its balance sheet finally became untenable. The bankruptcy, combined with investor concerns over the global economy, contributed to sharply negative bond performance.
Weatherford is an international oil services firm built up through a series of acquisitions, which led to a highly leveraged balance sheet. Since the crash in oil prices in 2014, Weatherford’s results failed to rebound significantly enough to repair the balance sheet. Weatherford filed for bankruptcy, and in public filings provided a materially worse than expected outlook for future results. These events combined to drive a sharp drop in Weatherford’s bonds as recovery expectations declined.
Rounding out the top five detractors were oil and gas producers Chesapeake Energy and Vine Oil & Gas.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Corporate Bonds and Notes		84%
Communication Services	14%
Consumer Discretionary	13
Materials	10
All other Corporate Bonds and Notes	47
Leveraged Loans		9
Securities Lending Collateral		4
Other		3
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
9

Newfleet High Yield Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	4.99%	4.30%	6.74%	— %	—
Class A shares at POP[3,4]	1.05	3.50	6.33	—	—
Class C shares at NAV[2] and with CDSC[4]	3.94	3.50	5.91	—	—
Class I shares at NAV[2]	5.25	4.55	—	5.49	8/8/12
Class R6 shares at NAV[2]	5.30	—	—	5.60	11/3/16
Bloomberg Barclays U.S. High-Yield 2% Issuer Capped Bond Index	6.35	5.38	7.92	— [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.35%, Net 1.01%; Class C shares: Gross 2.09%, Net 1.76%; Class I shares: Gross 1.15%, Net 0.76%; Class R6 shares: Gross 1.01%, Net 0.70%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2009, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returned 6.04% for the inception date of Class I shares and 6.40% for the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2020. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
10

Ticker Symbols:
Class A: HIMXZX
Class C: PCMZX
Class I: HIBIX
Class R6: VLDRX
Newfleet Low Duration Core Plus Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has an investment objective to provide a high level of total return, including a competitive level of current income, while limiting fluctuations in net asset value due to changes in interest rates. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned 4.92%†, Class C shares at NAV returned 4.14%†, Class I shares at NAV returned 5.09%, and Class R6 shares at NAV from December 19, 2018 (inception date) through September 30, 2019, returned 5.08%*. For the fiscal year ended September 30, 2019, the Newfleet Low Duration Core Plus Linked Benchmark returned 6.02%, and the ICE BofA Merrill Lynch 1-5 Year Corporate & Government Bond Index returned 6.02%.
   † See footnote 3 on page 12.
   * Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
The 12-month period included multiple challenges, including bouts of elevated volatility. The final quarter of 2018 witnessed a meaningful mispricing of risk assets. This was especially pronounced in December. Fixed income investors, like all market participants, continued to wrestle with volatility brought on by geopolitical developments, trade rhetoric, mixed global economic signals, and central banks’ attempts to normalize monetary policy via policy rate increases and balance sheet adjustments. U.S. economic data stayed on a positive trend, which contrasted with other global economies. During this time, U.S. Treasuries performed well while spread sector performance was mixed. Sectors within the securitized products universe, such as asset-backed securities and residential mortgage-backed securities, generally outperformed, whereas corporate and emerging markets-related sectors lagged. Within most spread sectors, assets with short and intermediate duration and those with higher credit ratings outperformed on a total return basis. The high yield sector was the largest underperformer during the fourth quarter of 2018.
The year 2019 began in stark contrast to how 2018 ended. While many of the same concerns loomed, major global central banks, including the Federal Reserve (the Fed) and the European Central Bank (ECB), reacted to slowing economic activity and tame inflation by pivoting their tone and policy toward easing. This significant development, combined with improved valuations, led to a return to favor of risk assets. Most spread sectors outperformed during the first three quarters of 2019, led by investment grade corporates, corporate high yield, and emerging markets. Within spread sectors, the asset classes that were hardest hit in late 2018 outperformed during the first nine months of 2019. Given the change in U.S. interest rates, longer duration within most asset classes outperformed on a total return basis. Securitized sectors, while still positive, lagged other sectors.
At its December 2018 meeting, the Fed raised its target range to 2.25% to 2.50%, up from 2.00% to 2.25%. The committee, indicating a pivot toward easing of monetary policy early in 2019, signaled that rates are likely on hold for the balance of 2019. The Fed also announced changes to the management of its balance sheet. However, in early June the Chairman of the Fed indicated they are monitoring the impact of the tariff issues on the U.S. economic outlook, which was interpreted by the market that the Fed had opened the door to the rate cut discussion. The Fed subsequently lowered its target rate at both the July and September meetings to a range of 1.75-2.00%. The Committee continued through the end of the period to reinforce its view that current policy is appropriate and that it will continue to act to support the economic expansion.
The Treasury yield curve continued to twist and shift broadly flatter and lower during the 12 months ended September 30, 2019, and some segments of the U.S. yield curve remained inverted.
What factors affected the Fund’s performance during its fiscal year?
The outperformance of most spread sectors relative to U.S. Treasuries was the key driver of the Fund’s performance for the fiscal year ended September 30, 2019. Among fixed income sectors, the Fund’s issue selection within most spread sectors, primarily non-agency residential mortgage-backed securities, asset-backed securities, and corporate high yield, contributed positively to performance.
During the fiscal year, the Fund’s allocations to asset-backed securities and high yield loans detracted from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.
High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Bank Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Mortgage-Backed Securities		37%
Asset-Backed Securities		31
Corporate Bonds and Notes		21
Financials	8%
Utilities	2
Energy	2
All other Corporate Bonds and Notes	9
U.S. Government Securities		4
Leveraged Loans		3
Short-Term Investment		2
Other (includes securities lending collateral)		2
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
11

Newfleet Low Duration Core Plus Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	4.92% [3]	2.15%	3.02%	— %	—
Class A shares at POP[4,5]	2.56	1.68	2.79	—	—
Class C shares at NAV[2] and with CDSC[5]	4.14 [3]	1.38	2.25	—	—
Class I shares at NAV[2]	5.09	2.40	3.27	—	—
Class R6 shares at NAV[2]	—	—	—	5.08	12/19/18
Newfleet Low Duration Core Plus Linked Benchmark	6.02	2.25	2.83	4.94 [6]	—
ICE BofA Merrill Lynch 1-5 Year Corporate & Government Bond Index	6.02	2.05	2.18	4.94 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 0.94%, Net 0.75%; Class C shares: Gross 1.67%, Net 1.50%; Class I shares: Gross 0.68%, Net 0.50%; Class R6 shares: Gross 0.61%, Net 0.43%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2009, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2020. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
12

Ticker Symbols:
Class A: NAMFX
Class C: NCMFX
Class I: VMFIX
Class R6: VMFRX
Newfleet Multi-Sector Intermediate Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has an investment objective of maximizing current income while preserving capital. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned 6.43%, Class C shares at NAV returned 5.57%, Class I shares at NAV returned 6.57%, and Class R6 shares at NAV returned 6.77%. For the same period, the Bloomberg Barclays U.S. Aggregate Bond Index, which serves as both the Fund’s broad-based and style-specific fixed income index, returned 10.30%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
The 12-month period included multiple challenges, including bouts of elevated volatility. The final quarter of 2018 witnessed a meaningful mispricing of risk assets. This was especially pronounced in December. Fixed income investors, like all market participants, continued to wrestle with volatility brought on by geopolitical developments, trade rhetoric, mixed global economic signals, and central banks’ attempts to normalize monetary policy via policy rate increases and balance sheet adjustments. U.S. economic data stayed on a positive trend, which contrasted with other global economies. During this time, U.S. Treasuries performed well while spread sector performance was mixed. Sectors within the securitized products universe, such as asset-backed securities and residential mortgage-backed securities, generally outperformed, whereas corporate and emerging markets-related sectors lagged. Within most spread sectors, assets with short and intermediate duration and those with higher credit ratings outperformed on a total return basis. The high yield sector was the largest underperformer during the fourth quarter of 2018.
The year 2019 began in stark contrast to how 2018 ended. While many of the same concerns loomed, major global central banks, including the Federal Reserve (the Fed) and the European Central Bank (ECB), reacted to slowing economic activity and tame inflation by pivoting their tone and policy toward easing. This significant development, combined with improved valuations, led to a return to favor of risk assets. Most spread sectors outperformed during the first three quarters of 2019, led by investment grade corporates, corporate high yield, and emerging markets. Within spread sectors, the asset classes that were hardest hit in late 2018 outperformed during the first nine months of 2019. Given the change in U.S. interest rates, longer duration within most asset classes outperformed on a total return basis. Securitized sectors, while still positive, lagged other sectors.
At its December 2018 meeting, the Fed raised its target range to 2.25% to 2.50%, up from 2.00% to 2.25%. The committee, indicating a pivot toward easing of monetary policy early in 2019, signaled that rates are likely on hold for the balance of 2019. The Fed also announced changes to the management of its balance sheet. However, in early June the Chairman of the Fed indicated they are monitoring the impact of the tariff issues on the U.S. economic outlook, which was interpreted by the market that the Fed had opened the door to the rate cut discussion. The Fed subsequently lowered its target rate at both the July and September meetings to a range of 1.75-2.00%. The Committee continued through the end of the period to reinforce its view that current policy is appropriate and that it will continue to act to support the economic expansion.
The Treasury yield curve continued to twist and shift broadly flatter and lower during the 12 months ended September 30, 2019, and some segments of the U.S. yield curve remained inverted.
What factors affected the Fund’s performance during its fiscal year?
The outperformance of most spread sectors relative to U.S. Treasuries was the key driver of the Fund’s performance for the fiscal year ended September 30, 2019. Among fixed income sectors, the Fund’s allocation to and issue selection within non-agency residential mortgage-backed securities were positive contributors to performance. Issue selection within corporate high quality and asset-backed securities was also beneficial.
During the fiscal year, the Fund’s allocations to emerging markets high yield, high yield bank loans, and corporate high yield were the largest detractors from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Bank Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
13

Newfleet Multi-Sector Intermediate Bond Fund
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Corporate Bonds and Notes		47%
Financials	10%
Energy	8
Industrials	5
All other Corporate Bonds and Notes	24
Mortgage-Backed Securities		21
Leveraged Loans		10
Asset-Backed Securities		8
Foreign Government Securities		8
U.S. Government Securities		3
Preferred Stocks		2
Other (includes securities lending collateral)		1
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
14

Newfleet Multi-Sector Intermediate Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	6.43%	3.62%	5.80%	— %	—
Class A shares at POP[3,4]	2.44	2.83	5.40	—	—
Class C shares at NAV[2] and with CDSC[4]	5.57	2.83	5.01	—	—
Class I shares at NAV[2]	6.57	3.86	—	6.07	10/1/09
Class R6 shares at NAV[2]	6.77	—	—	4.00	11/12/14
Bloomberg Barclays U.S. Aggregate Bond Index	10.30	3.38	3.75	— [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.13%, Net 1.02%; Class C shares: Gross 1.86%, Net 1.77%; Class I shares: Gross 0.86%, Net 0.77%; Class R6 shares: Gross 0.79%, Net 0.63%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2009, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returned 3.71% for the inception date of Class I shares and 3.27% for the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2020. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
15

Ticker Symbols:
Class A: PSFRX
Class C: PFSRX
Class I: PSFIX
Class R6: VRSFX
Newfleet Senior Floating Rate Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has an investment objective of high total return from both current income and capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned 1.80%, Class C shares at NAV returned 1.05%, Class I shares at NAV returned 2.05%, and Class R6 shares at NAV returned 2.31%. For the same period, the Credit Suisse Leveraged Loan Index, which serves as both the Fund’s broad-based and style-specific index, returned 3.11%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
Leveraged bank loans generated positive performance over the 12-month period, with a total return of 3.11% as measured by the Credit Suisse Leveraged Loan Index. The year was marked by wide swings in performance amid shifting perceptions about the path of interest rates, as well as a change in sector leadership from low to high quality tiers of the market. The loan market endured a technical sell-off in the fourth quarter of 2018, fueled by investor concerns over monetary policy tightening and global growth. The decline was followed by an even stronger rally in the first quarter of 2019, driven by an easing of monetary policy and improved technical factors. Returns diminished over the second half of the fiscal year as the focus shifted to credit quality based on concerns about the impact of trade disputes and slowing economic growth.
Performance by credit tier reflected the increase in market volatility and uncertainty about the magnitude of the economic slowdown. Higher quality loans outperformed over the 12-month period, with
BB-rated securities (+4.20%) leading Bs (+3.12%), and both well ahead of CCCs (-2.59%) and distressed loans (-6.49%). The one exception was second liens, which outperformed the market with a 3.60% return.
Industry performance within the Credit Suisse Leveraged Loan Index became more dispersed as a result of the increased volatility, with almost 10 percentage points of performance separating the top and bottom industries. The more defensive and domestically focused industries outperformed over the 12-month period. The top performing industries during the fiscal year were cable/wireless (+5.28%), financials (+4.92%), gaming/leisure (+4.92%), and food & drug (+4.84%). On the other end of the spectrum, a number of industries were in the red, driven by either commodity- or credit-specific issues. These included metals/mining (-5.0%), energy (-3.88%), shipping (-3.34%), and consumer durables (-1.64%).
During the 12 months, the yield on five-year U.S. Treasuries declined from almost 3.00% to 1.50% as the Federal Reserve (the Fed) shifted from policy tightening to easing, lowering the target rate by 0.25% on two separate occasions in the last quarter of the fiscal year. The decline in LIBOR (London Interbank Offered Rate) drove the Credit Suisse Leveraged Loan Index yield lower, partially offset by wider spreads (from 3.47% to 3.56%) and a lower dollar price. The weighted average market price of the Index declined over the 12-month period by $2.34 to $96.18.
Broad-based fundamentals in the bank loan market started to show some cracks, driven by the heavy and aggressive issuance of the past few years, including large adjustments to earnings before interest, taxes, depreciation, and amortization (EBITDA) that are not coming to fruition, combined with slowing U.S. and global economic growth, partially due to trade disputes. This showed up in a deceleration of earnings and a rising number of downgrades versus upgrades by the rating agencies. On a positive note, the market experienced no defaults in the third quarter of 2019, and the lagging 12-month default rate was near a seven-year low.
After several years of strong demand, bank loan technicals became more mixed as steady retail outflows were mostly offset by strong institutional demand, declining issuance, and rising repayments. First Data, Vantiv, and Las Vegas Sands all repaid, to name a few. The almost $53 billion of retail outflows during the fiscal year were driven by a change in rate expectations on slowing global growth and a Fed pivot toward easing, as well as negative press on the loan market. Demand for loans from collateralized loan obligation (CLO) issuance remained robust, with issuance near record levels at approximately $117 billion over the 12-month period. On the supply side, net issuance tailed off over the fiscal year due to lower mergers & acquisitions (M&A) issuance, a shift in supply to the high yield market, and bond-for-loan repayments.
What factors affected the Fund’s performance during its fiscal year?
For the 12 months ended September 30, 2019, the Fund benefited from its overweight to the BB-rated and Split BBB cohorts as the rally early in 2019 in particular in quality credits more than offset the late-2018 technically driven sell-off. Quality credit continued to outperform throughout the year, as investors gravitated toward quality while supply diminished.
On balance, the Fund’s B and Split B weighting and security selection positively impacted performance. An underweight to CCC-rated risk also contributed positively, but was more than offset by issuer selection.
On an industry level, the Fund was negatively impacted primarily in three industries, largely due to credit selection. In consumer non-durables, Serta Simmons Bedding continued to struggle in a competitive and transforming retail environment. The Fund’s allocation to financials was negatively impacted by its position in mortgage services provider Ditech Holding Corp., which filed for bankruptcy. A steady decline in interest rates resulted in lower Mortgage Servicing Rights (MRS) and, in turn, the Fund’s recovery. Lastly, the energy industry was also negatively affected by credit selection including Seadrill, Ultra Resources, and McDermott, driven by energy price volatility and its impact across the entire energy industry ecosystem.
Conversely, credit selection in manufacturing and retail contributed positively to Fund performance. Exposure to the manufacturing sector benefited from slow, continued improvements in credit card manufacturer CPI Card. An underweight position in retail, including a number of stressed credits, also aided performance. And positions in stressed names
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
16

Newfleet Senior Floating Rate Fund
such as Neiman Marcus, which amended its debt with more favorable loan terms and a partial repayment, and PetSmart, which executed the initial public offering (IPO) of Chewy Inc., partial proceeds of which repaid our loan, generated outperformance for the fiscal year.
Some other top contributors for the one-year period ended September 30, 2019 include Bausch Health Companies Inc. and Charter Communications.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Bank Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.
High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Liquidity: Certain securities may be difficult to sell at a time and price beneficial to the Fund.
Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Leveraged Loans		94%
Healthcare	10%
Service	9
Gaming / Leisure	8
Information Technology	6
Manufacturing	5
Housing	5
Media / Telecom - Cable/Wireless Video	4
All other Leveraged Loans	47
Corporate Bonds and Notes		3
Short-Term Investment		2
Other		1
Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
17

Newfleet Senior Floating Rate Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	1.80%	3.04%	4.32%	— %	—
Class A shares at POP[3,4]	-1.00	2.47	4.03	—	—
Class C shares at NAV[2] and with CDSC[4]	1.05	2.27	3.55	—	—
Class I shares at NAV[2]	2.05	3.30	4.58	—	—
Class R6 shares at NAV[2]	2.31	—	—	3.86	11/3/16
Credit Suisse Leveraged Loan Index[5]	3.11	4.11	5.38	4.64 [6]	—
S&P/LSTA Leveraged Loan Index[5]	3.10	3.98	5.22	4.45 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 1.12%, Net 1.09%; Class C shares: Gross 1.91%, Net 1.84%; Class I shares: Gross 0.90%, Net 0.84%; Class R6 shares: Gross 0.86%, Net 0.70%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
18

Newfleet Senior Floating Rate Fund (Continued)
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2009, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception date, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	Effective January 28, 2019 the Fund’s primary benchmark is the Credit Suisse Leveraged Loan Index, replacing the Fund’s previous primary benchmark, the S&P/LSTA Leveraged Loan Index. The Credit Suisse Leveraged Loan Index has been selected for the Fund’s primary benchmark because it is more widely used within the industry and the Fund’s subadviser believes that the new index provides investors with a better correlated statistical tool for investment analysis and research than the prior index.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2020. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
19

Ticker Symbols:
Class A: HXBZX
Class C: PXCZX
Class I: HXBIX
Newfleet Tax-Exempt Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has an investment objective of providing a high level of current income that is exempt from federal income tax. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned 7.50%, Class C shares at NAV returned 6.60%, and Class I shares at NAV returned 7.76%. For the same period, the Bloomberg Barclays U.S. Aggregate Bond Index, a broad-based fixed income index, returned 10.30%, and the Tax-Exempt Bond Linked Benchmark, which is the Fund’s style-specific benchmark appropriate for comparison, returned 7.87%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
The municipal bond market experienced strong performance during the fiscal year ended September 30, 2019, as municipal bond interest rates moved sharply lower. The strong performance was fueled by declining U.S. Treasury bond yields, record setting tax-exempt mutual fund inflows, and manageable supply of newly issued municipal bonds.
According to Lipper, tax-exempt bond funds saw the largest inflows since tracking began in 1992. In fact, inflows through the first nine months of 2019 would represent the second-highest year on record, with three months of the year still remaining. Needless to say, this healthy demand for municipal bonds helped fuel strong market returns. Additionally, reinvestment proceeds from bond calls, maturities, and coupon payments exceeded new issuance levels for the first nine months of 2019, further helping tilt the balance of supply and demand in favor of strong relative municipal performance.
Municipal bond yields, along with most fixed income yields, benefited from the decision by the Federal Open Market Committee (FOMC), the committee within the Federal Reserve (the Fed) that sets domestic monetary policy, to reduce the target Federal Funds rate during the year. The reduction was interpreted by municipal bond investors as a signal that the FOMC will likely keep the Fed Funds target rate unchanged, or possibly move it even lower in the near future. However, recent interest rate volatility resulting from geopolitical tensions, the continuing trade wars, seemingly weaker economic data here and abroad, an active FOMC, and a presidential impeachment inquiry, led the municipal market to post its first monthly negative total return in September, after 10 consecutive months of positive returns dating back to November 2018. The end result was a total municipal market return of 7.87% for the fiscal year ended September 30, 2019, as measured by the ICE BofA Merrill Lynch 1-22 Year US Municipal Securities Index.
For the fiscal year, longer-maturity municipal bonds outperformed intermediate and shorter-dated municipal bonds. Longer-duration bonds benefited more from declining interest rates, as well as from strong investor demand seeking the higher yields available in these maturities. Additionally, the lower the credit rating, the better the relative performance during the fiscal year, as investors once again continued to demand higher yielding bonds amid generationally low municipal bond interest rates. Credit risk spreads – that is, the difference in yield between a risk-free U.S. Treasury bond and a bond of another credit quality – consistently and steadily declined for lower-rated bonds. This moved the risk spreads on lower-rated bonds into the tightest levels the market has experienced in the past 10 years. As such, below investment grade-rated securities generated the best relative performance among all credit quality tiers for the fiscal year.
What factors affected the Fund’s performance during its fiscal year?
Fund performance relative to the benchmark index benefited from higher exposure to bonds with longer maturities (beyond 10 years), lower-rated investment grade securities (including below investment grade-rated bonds not held in the benchmark), Illinois bonds, healthcare issues, and revenue bonds.
Relative performance was negatively impacted by lower exposure to California bonds, special tax bonds, and duration, as well as higher exposure to housing bonds and water & sewer bonds when compared to the benchmark index.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Municipal Market: Events negatively impacting a municipal security, or the municipal bond market in general, may cause the Fund to decrease in value.
High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
State & AMT Tax: A portion of income may be subject to some state and/or local taxes and, for certain investors, a portion may be subject to the federal alternative minimum tax.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
20

Newfleet Tax-Exempt Bond Fund
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Texas	15%
Illinois	10
Florida	10
Colorado	6
New Jersey	6
Pennsylvania	5
Arizona	5
Other (includes short-term investment)	43
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
21

Newfleet Tax-Exempt Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	7.50%	2.79%	3.54%
Class A shares at POP[3,4]	4.54	2.22	3.25
Class C shares at NAV[2] and with CDSC[4]	6.60	2.00	2.77
Class I shares at NAV[2]	7.76	3.05	3.80
Bloomberg Barclays U.S. Aggregate Bond Index	10.30	3.38	3.75
Tax-Exempt Bond Fund Linked Benchmark	7.87	3.26	3.90
Fund Expense Ratios[5]: Class A shares: Gross 0.99%, Net 0.85%; Class C shares: Gross 1.73%, Net 1.60%; Class I shares: Gross 0.74%, Net 0.60%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2009, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2020. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
22

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—9.2%
U.S. Treasury Bond
2.500%, 2/15/46	$1,855	$ 1,999
3.000%, 8/15/48	4,515	5,373
U.S. Treasury Note
2.250%, 3/31/21	215	217
2.000%, 2/15/25	480	490
2.625%, 2/15/29	585	633
Total U.S. Government Securities (Identified Cost $7,497)		8,712

Municipal Bonds—2.5%
California—1.1%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	520	880
University of California, Series B-A, Taxable 4.428%, 5/15/48	140	155
		1,035

Georgia—0.3%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	255	262
Idaho—0.2%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	170	217
New York—0.6%
New York City Transitional Finance Authority Future Tax Secured Revenue 4.000%, 5/1/42	485	552
Virginia—0.3%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	285	300
Total Municipal Bonds (Identified Cost $2,228)		2,366

Foreign Government Securities—1.1%
Dominican Republic 144A 6.000%, 7/19/28(1)	150	164
Kingdom of Jordan 144A 5.750%, 1/31/27(1)	200	205
	Par Value	Value

Foreign Government Securities—continued
Kingdom of Saudi Arabia 144A 4.375%, 4/16/29(1)	$ 200	$ 224
Republic of Turkey
7.375%, 2/5/25	85	90
4.875%, 10/9/26	200	185
Sultanate of Oman 144A 5.375%, 3/8/27(1)	200	197
Total Foreign Government Securities (Identified Cost $1,036)		1,065

Mortgage-Backed Securities—25.3%
Agency—1.8%
Federal National Mortgage Association
Pool #812352 5.000%, 4/1/20	4	4
Pool #323702 6.000%, 5/1/29	14	16
Pool #535371 6.500%, 5/1/30	1	1
Pool #590108 7.000%, 7/1/31	5	6
Pool #880117 5.500%, 4/1/36	25	28
Pool #938574 5.500%, 9/1/36	88	100
Pool #909092 6.000%, 9/1/37	13	15
Pool #909220 6.000%, 8/1/38	120	138
Pool #986067 6.000%, 8/1/38	8	8
Pool #AA7001 5.000%, 6/1/39	359	396
Pool #MA3692 3.500%, 7/1/49	922	949
Government National Mortgage Association Pool #443000 6.500%, 9/15/28	19	21
		1,682

Non-Agency—23.5%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(2)	351	350
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	195	211
	Par Value	Value

Non-Agency—continued
2015-SFR1, A 144A 3.467%, 4/17/52(1)	$ 207	$ 215
2015-SFR2, C 144A 4.691%, 10/17/52(1)	125	136
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A 3.258%, 4/27/48(1)(2)	73	73
2018-2, A1 144A 3.674%, 7/27/48(1)(2)	315	318
2019-1, A1 144A 3.920%, 11/25/48(1)(2)	200	203
2019-2, A1 144A 3.628%, 3/25/49(1)(2)	275	279
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(1)(2)	250	252
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(2)	316	322
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	145	148
2019-2, A1 144A 3.347%, 4/25/49(1)(2)	145	147
Aventura Mall Trust 2013-AVM, C 144A 3.867%, 12/5/32(1)(2)	325	329
Banc of America Funding Trust
2004-B, 2A1 4.943%, 11/20/34(2)	29	29
2005-1, 1A1 5.500%, 2/25/35	57	58
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	40	42
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 2004-6, 1A2 4.614%, 5/25/34(2)	138	139
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	160	167
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(2)	100	104
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(2)	100	104
See Notes to Financial Statements.
23

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Bunker Hill Loan Depositary Trust 2019-1, A1 144A 3.613%, 10/26/48(1)(2)	$ 340	$ 344
BX Trust 2018-MCSF, A (1 month LIBOR + 0.577%) 144A 2.604%, 4/15/35(1)(2)	161	161
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(1)	250	261
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(1)(2)	140	142
Citigroup Commercial Mortgage Trust
2013-375P, B 144A 3.635%, 5/10/35(1)(2)	205	212
2019-SST2, A (1 month LIBOR + 0.920%) 144A 2.948%, 12/15/36(1)(2)	200	200
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(2)	225	225
2019-RP1, A1 144A 3.500%, 1/25/66(1)(2)	400	410
COLT Mortgage Loan Trust Funding LLC
2018-1, A1 144A 2.930%, 2/25/48(1)(2)	43	43
2019-1, A1 144A 3.705%, 3/25/49(1)(2)	199	202
2019-3, A1 144A 2.764%, 8/25/49(1)(2)	375	377
CoreVest American Finance Trust 2018-2, A 144A 4.026%, 11/15/52(1)	120	126
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 3.008%, 5/15/36(1)(2)	265	265
Ellington Financial Mortgage Trust
2017-1, A1 144A 2.687%, 10/25/47(1)(2)	280	278
2018-1, A1FX 144A 4.140%, 10/25/58(1)(2)	367	372
2019-1, A1 144A 2.934%, 6/25/59(1)(2)	189	189
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(2)	68	69
2018-1, A23 144A 3.500%, 11/25/57(1)(2)	62	62
	Par Value	Value

Non-Agency—continued
2018-2, A41 144A 4.500%, 10/25/58(1)(2)	$ 205	$ 209
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(2)	169	171
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(1)	255	262
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	42	44
Homeward Opportunities Fund I Trust
2018-2, A1 144A 3.985%, 11/25/58(1)(2)	391	398
2019-1, A1 144A 3.454%, 1/25/59(1)(2)	189	191
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	63	64
JPMorgan Chase Commercial Mortgage Securities Trust
2014-C22, A4 3.801%, 9/15/47	195	209
2015-C31, AS 4.106%, 8/15/48	215	232
JPMorgan Chase Mortgage Trust
2016-SH1, M2 144A 3.750%, 4/25/45(1)(2)	215	222
2016-SH2, M2 144A 3.750%, 12/25/45(1)(2)	292	305
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	106	106
2017-5, A1 144A 3.178%, 10/26/48(1)(2)	224	227
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 2.828%, 5/15/36(1)(2)	215	215
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)(3)	195	197
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)(2)	43	44
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 3.218%, 6/25/52(1)(2)(3)	85	85
MetLife Securitization Trust
2017-1A, M1 144A 3.716%, 4/25/55(1)(2)	100	104
	Par Value	Value

Non-Agency—continued
2019-1A, A1A 144A 3.750%, 4/25/58(1)(2)	$ 397	$ 410
Mill City Mortgage Loan Trust 2018-4, A1B 144A 3.500%, 4/25/66(1)(2)	440	450
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS 4.266%, 11/15/46	360	386
2015-C22, AS 3.561%, 4/15/48	310	324
New Residential Mortgage Loan Trust
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 2.768%, 1/25/48(1)(2)	71	71
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	130	134
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	101	105
2016-1A, A1 144A 3.750%, 3/25/56(1)(2)	80	83
2016-4A, B1A 144A 4.500%, 11/25/56(1)(2)	161	173
2017-2A, A3 144A 4.000%, 3/25/57(1)(2)	180	188
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	227	236
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(2)(3)	265	265
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 3.743%, 3/25/35(2)	98	99
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(1)(2)	333	336
2019-INV1, A3 144A 4.500%, 11/25/48(1)(2)	161	166
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(1)	150	155
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(1)(2)	100	100
Progress Residential Trust
2018-SFR2, B 144A 3.841%, 8/17/35(1)	100	102
2019-SFR3, B 144A 2.571%, 9/17/36(1)	235	234
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(1)(2)	458	461
2019-2A, A1 144A 3.967%, 4/25/24(1)(2)	399	403
See Notes to Financial Statements.
24

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(1)(2)	$ 420	$ 422
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	96	99
Residential Mortgage Loan Trust
2019-1, A1 144A 3.936%, 10/25/58(1)(2)	75	76
2019-2, A1 144A 2.913%, 5/25/59(1)(2)	312	313
Sequoia Mortgage Trust
2013-8, B1 3.529%, 6/25/43(2)	98	100
2018-CH2, A12 144A 4.000%, 6/25/48(1)(2)	72	73
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(1)(2)	131	133
Thornburg Mortgage Securities Trust 2004-2, A1 (1 month LIBOR + 0.620%) 2.638%, 6/25/44(2)	383	384
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 2.918%, 4/25/48(1)(2)	319	319
2015-1, A2 144A 3.250%, 10/25/53(1)(2)	150	150
2016-1, A1B 144A 2.750%, 2/25/55(1)(2)	70	70
2015-5, A2 144A 3.500%, 5/25/55(1)(2)	220	224
2017-1, M1 144A 3.750%, 10/25/56(1)(2)	100	104
2018-6, A2 144A 3.750%, 3/25/58(1)(2)	370	389
2019-1, A1 144A 3.750%, 3/25/58(1)(2)	297	312
2018-4, A1 144A 3.000%, 6/25/58(1)(2)	404	414
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(2)	70	71
2015-2, 1M1 144A 3.250%, 11/25/60(1)(2)	165	168
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(1)	199	200
2019-SFR1, C 144A 3.149%, 3/17/38(1)	190	190
VCAT LLC 2019-NPL1, A1 144A 4.360%, 2/25/49(1)(2)	102	102
	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(1)(2)	$ 132	$ 133
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(1)(2)	87	87
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(1)(2)	154	154
Vericrest Opportunity Loan Trust LXX LLC 2018-NPL6, A1A 144A 4.115%, 9/25/48(1)(2)	78	78
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(1)(2)	44	44
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(1)(2)	195	196
Verus Securitization Trust
2017-2A, A1 144A 2.485%, 7/25/47(1)(2)	73	73
2018-1, A1 144A 2.929%, 2/25/48(1)(2)	63	63
2018-2, B1 144A 4.426%, 6/1/58(1)(2)	240	243
2018-3, A1 144A 4.108%, 10/25/58(1)(2)	119	120
2019-1, A1 144A 3.836%, 2/25/59(1)(2)	200	202
2019-INV1, A1 144A 3.402%, 12/25/59(1)(2)	137	138
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	215	229
2015-LC20, A5 3.184%, 4/15/50	210	220
2015-LC20, B 3.719%, 4/15/50	300	315
		22,338

Total Mortgage-Backed Securities (Identified Cost $23,619)		24,020

Asset-Backed Securities—10.5%
Automobiles—6.5%
ACC Trust
2018-1, A 144A 3.700%, 12/21/20(1)	24	24
2018-1, B 144A 4.820%, 5/20/21(1)	165	166
2019-1, A 144A 3.750%, 5/20/22(1)	257	259
	Par Value	Value

Automobiles—continued
American Credit Acceptance Receivables Trust
2018-4, C 144A 3.970%, 1/13/25(1)	$ 195	$ 198
2019-2, C 144A 3.170%, 6/12/25(1)	220	222
Avis Budget Rental Car Funding LLC (AESOP) 2016-1A, A 144A 2.990%, 6/20/22(1)	200	202
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(1)	185	187
Carvana Auto Receivables Trust 2019-1A, D 144A 3.880%, 10/15/24(1)	225	232
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	54	53
CPS Auto Receivables Trust 2017-D, B 144A 2.430%, 1/18/22(1)	156	157
Drive Auto Receivables Trust
2017-2, C 2.750%, 9/15/23	68	68
2019-4, C 2.510%, 11/17/25	240	240
DT Auto Owner Trust
2018-3A, C 144A 3.790%, 7/15/24(1)	145	148
2019-2A, B 144A 2.990%, 4/17/23(1)	215	217
2019-2A, C 144A 3.180%, 2/18/25(1)	215	218
Exeter Automobile Receivables Trust
2015-2A, C 144A 3.900%, 3/15/21(1)	40	41
2018-3A, C 144A 3.710%, 6/15/23(1)	205	209
2019-2A, C 144A 3.300%, 3/15/24(1)	225	229
Flagship Credit Auto Trust
2016-2, B 144A 3.840%, 9/15/22(1)	136	137
2017-3, C 144A 2.910%, 9/15/23(1)	220	221
2019-1, C 144A 3.600%, 2/18/25(1)	150	155
2019-2, C 144A 3.090%, 5/15/25(1)	260	265
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(1)	175	176
GLS Auto Receivables Issuer Trust 2019-2A, B 144A 3.320%, 3/15/24(1)	260	263
See Notes to Financial Statements.
25

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
GLS Auto Receivables Trust
2017-1A, B 144A 2.980%, 12/15/21(1)	$ 195	$ 195
2018-3A, C 144A 4.180%, 7/15/24(1)	240	248
Hertz Vehicle Financing II LP 2019-1A, A 144A 3.710%, 3/25/23(1)	160	165
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(1)	23	23
OneMain Direct Auto Receivables Trust
2017-2A, C 144A 2.820%, 7/15/24(1)	185	186
2018-1A, C 144A 3.850%, 10/14/25(1)	145	149
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(1)	220	221
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	240	240
Tesla Auto Lease Trust 2018-A, A 144A 2.320%, 12/20/19(1)	5	5
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(1)	215	217
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(1)	220	220
		6,156

Other—4.0%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(1)	122	123
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(1)	135	139
CCG Receivables Trust 2018-1, A2 144A 2.500%, 6/16/25(1)	268	268
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	182	186
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(1)	113	113
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(1)	67	68
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(1)	16	16
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(1)	188	193
	Par Value	Value

Other—continued
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(1)	$ 270	$ 271
Marlette Funding Trust 2019-2A, A 144A 3.130%, 7/16/29(1)	208	210
MVW Owner Trust
2017-1A, A 144A 2.420%, 12/20/34(1)	109	109
2019-1A, A 144A 2.890%, 11/20/36(1)	243	247
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	180	183
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	250	253
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	238	242
Primose Funding LLC 2019-1A, A2 144A 4.475%, 7/30/49(1)	235	235
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(1)	235	235
SoFi Consumer Loan Program LLC 2017-1, A 144A 3.280%, 1/26/26(1)	48	48
SoFi Consumer Loan Program Trust 2019-3, A 144A 2.900%, 5/25/28(1)	223	225
Stack Infrastructure Issuer LLC 2019-1A, A2 144A 4.540%, 2/25/44(1)	189	198
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(1)	100	98
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	183	190
		3,850

Student Loan—0.0%
SoFi Professional Loan Program LLC 2015-A, A2 144A 2.420%, 3/25/30(1)	22	22
Total Asset-Backed Securities (Identified Cost $9,917)		10,028

Corporate Bonds and Notes—43.5%
Communication Services—1.8%
AT&T, Inc.
4.100%, 2/15/28	204	221
	Par Value	Value

Communication Services—continued
(3 month LIBOR + 1.180%) 3.312%, 6/12/24(2)	$ 85	$ 86
Comcast Corp.
3.950%, 10/15/25	87	95
4.150%, 10/15/28	42	47
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	100	104
144A 6.625%, 8/15/27(1)	55	57
Discovery Communications LLC 3.950%, 3/20/28	280	292
DISH DBS Corp. 5.875%, 7/15/22	95	99
Frontier Communications Corp. 144A 8.500%, 4/1/26(1)	70	70
iHeartCommunications, Inc. 144A 5.250%, 8/15/27(1)	20	21
Meredith Corp. 6.875%, 2/1/26	90	91
Sirius XM Radio, Inc. 144A 5.500%, 7/1/29(1)	60	64
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(1)	200	213
Verizon Communications, Inc.
4.125%, 3/16/27	100	110
(3 month LIBOR + 1.100%) 3.258%, 5/15/25(2)	170	173
		1,743

Consumer Discretionary—2.9%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	145	138
Brookfield Residential Properties, Inc. 144A 6.250%, 9/15/27(1)	190	191
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	150	158
Dollar Tree, Inc. 4.000%, 5/15/25	115	122
Eldorado Resorts, Inc. 6.000%, 9/15/26	45	49
Expedia Group, Inc. 144A 3.250%, 2/15/30(1)	140	140
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	95	99
General Motors Financial Co., Inc. 3.450%, 4/10/22	30	30
GLP Capital LP 5.750%, 6/1/28	215	245
IAA, Inc. 144A 5.500%, 6/15/27(1)	20	21
Lear Corp. 3.800%, 9/15/27	250	251
See Notes to Financial Statements.
26

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
MGM Growth Properties Operating Partnership LP 144A 5.750%, 2/1/27(1)	$ 95	$ 107
Panther BF Aggregator 2 LP 144A 6.250%, 5/15/26(1)	5	5
PulteGroup, Inc. 6.375%, 5/15/33	120	133
QVC, Inc. 4.375%, 3/15/23	295	305
Scientific Games International, Inc.
144A 5.000%, 10/15/25(1)	130	134
144A 8.250%, 3/15/26(1)	70	75
TRI Pointe Group, Inc. 5.875%, 6/15/24	100	106
Under Armour, Inc. 3.250%, 6/15/26	100	96
William Lyon Homes, Inc. 6.000%, 9/1/23	130	135
Wyndham Worldwide Corp. 5.750%, 4/1/27	170	184
		2,724

Consumer Staples—1.4%
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	200	221
4.750%, 1/23/29	52	60
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	170	186
Conagra Brands, Inc. 4.300%, 5/1/24	270	290
Flowers Foods, Inc. 4.375%, 4/1/22	305	318
Kraft Heinz Foods Co. (The) 3.000%, 6/1/26	295	292
		1,367

Energy—4.1%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	120	118
Boardwalk Pipelines LP 4.950%, 12/15/24	185	198
Cheniere Energy Partners LP 5.625%, 10/1/26	70	74
CrownRock LP 144A 5.625%, 10/15/25(1)	115	116
Energy Transfer Operating LP 4.200%, 4/15/27	210	221
Energy Transfer Partners LP 4.500%, 11/1/23	45	48
Helmerich & Payne, Inc. 4.650%, 3/15/25	115	124
HollyFrontier Corp. 5.875%, 4/1/26	210	235
	Par Value	Value

Energy—continued
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	$ 320	$ 436
MPLX LP
4.875%, 12/1/24	120	132
4.000%, 3/15/28	90	94
144A 4.250%, 12/1/27(1)	205	217
NuStar Logistics LP 5.625%, 4/28/27	150	158
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	300	386
Petroleos Mexicanos 144A 7.690%, 1/23/50(1)	190	198
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	140	151
4.200%, 3/15/28	195	207
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	200	239
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	44	45
USA Compression Partners LP 6.875%, 4/1/26	135	140
Valero Energy Partners LP 4.500%, 3/15/28	285	312
		3,849

Financials—16.3%
AerCap Ireland Capital DAC
3.950%, 2/1/22	200	207
3.650%, 7/21/27	150	153
Allstate Corp. (The) Series B 5.750%, 8/15/53(5)	200	213
Apollo Management Holdings LP 144A 4.000%, 5/30/24(1)	215	227
Ares Finance Co. LLC 144A 4.000%, 10/8/24(1)	270	266
Athene Holding Ltd. 4.125%, 1/12/28	200	206
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	305	304
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(1)	200	191
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(1)	300	314
Banco Santander Chile 144A 3.875%, 9/20/22(1)	215	223
Bank of America Corp.
3.004%, 12/20/23	285	291
4.200%, 8/26/24	448	481
(3 month LIBOR + 0.770%) 3.057%, 2/5/26(2)	225	223
	Par Value	Value

Financials—continued
Bank of Montreal 3.803%, 12/15/32	$ 338	$ 351
Brighthouse Financial, Inc. 3.700%, 6/22/27	220	217
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	200	209
Brookfield Finance, Inc. 4.000%, 4/1/24	342	364
Capital One Financial Corp.
4.200%, 10/29/25	200	213
3.750%, 7/28/26	225	234
Citadel LP 144A 4.875%, 1/15/27(1)	190	194
Citigroup, Inc.
3.200%, 10/21/26	371	383
(3 month LIBOR + 1.250%) 3.349%, 7/1/26(2)	600	609
Discover Bank 4.682%, 8/9/28	500	523
E*TRADE Financial Corp. 4.500%, 6/20/28	175	191
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	225	243
FS KKR Capital Corp. 4.250%, 1/15/20	185	185
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	610	657
Guanay Finance Ltd. 144A 6.000%, 12/15/20(1)	114	115
ICAHN Enterprises LP 144A 6.250%, 5/15/26(1)	225	236
Jefferies Financial Group, Inc. 5.500%, 10/18/23	170	185
Jefferies Group LLC
6.875%, 4/15/21	27	29
5.125%, 1/20/23	39	42
4.850%, 1/15/27	115	122
JPMorgan Chase & Co. 3.300%, 4/1/26	845	885
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(1)	215	288
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(1)	65	69
144A 4.569%, 2/1/29(1)	210	234
MetLife, Inc. Series D 5.875% (6)	88	95
Morgan Stanley
3.125%, 7/27/26	410	422
6.375%, 7/24/42	655	953
Navient Corp. 6.750%, 6/25/25	135	139
Prudential Financial, Inc.
5.875%, 9/15/42	85	92
5.625%, 6/15/43(5)	270	290
See Notes to Financial Statements.
27

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
Santander Holdings USA, Inc.
3.700%, 3/28/22	$ 169	$ 173
3.500%, 6/7/24	180	185
4.400%, 7/13/27	80	86
SBA Tower Trust
144A 2.877%, 7/9/21(1)	320	321
144A 2.836%, 1/15/25(1)	190	190
Societe Generale S.A. 144A 4.750%, 11/24/25(1)	200	215
Springleaf Finance Corp. 6.875%, 3/15/25	110	121
Synchrony Financial 3.950%, 12/1/27	190	195
Synovus Financial Corp. 5.900%, 2/7/29	90	95
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(1)	160	167
Toronto-Dominion Bank (The) 3.625%, 9/15/31	270	279
Trinity Acquisition plc 4.400%, 3/15/26	90	98
UBS AG 7.625%, 8/17/22	500	564
Wells Fargo & Co.
3.550%, 9/29/25	490	518
Series S 5.900%(6)	155	166
		15,441

Health Care—2.7%
AbbVie, Inc.
2.850%, 5/14/23	155	158
3.600%, 5/14/25	75	78
Anthem, Inc. 2.875%, 9/15/29	185	183
Bausch Health Cos., Inc.
144A 7.000%, 3/15/24(1)	15	16
144A 5.500%, 11/1/25(1)	65	68
144A 5.750%, 8/15/27(1)	125	135
Becton Dickinson & Co.
3.363%, 6/6/24	128	134
3.700%, 6/6/27	92	97
(3 month LIBOR + 0.875%) 2.979%, 12/29/20(2)	50	50
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(1)	30	31
CVS Health Corp. 2.875%, 6/1/26	290	290
HCA, Inc.
5.375%, 2/1/25	55	60
5.125%, 6/15/39	90	98
5.250%, 6/15/49	140	154
	Par Value	Value

Health Care—continued
Mylan NV 3.950%, 6/15/26	$ 280	$ 290
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	65	59
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	200	207
Tenet Healthcare Corp. 144A 5.125%, 11/1/27(1)	63	65
Zimmer Biomet Holdings, Inc.
3.550%, 4/1/25	160	168
(3 month LIBOR + 0.750%) 2.914%, 3/19/21(2)	245	245
		2,586

Industrials—3.0%
American Airlines Pass-Through-Trust 2019-1, A 3.500%, 2/15/32	230	238
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	280	288
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	215	222
CNH Industrial N.V. 4.500%, 8/15/23	253	268
DP World plc 144A 6.850%, 7/2/37(1)	140	184
Hillenbrand, Inc. 4.500%, 9/15/26	245	248
Oshkosh Corp. 4.600%, 5/15/28	316	341
Owens Corning
3.400%, 8/15/26	225	226
3.950%, 8/15/29	84	85
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(1)	190	201
Pentair Finance S.a.r.l 4.500%, 7/1/29	315	327
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	95	102
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	156	165
		2,895

Information Technology—2.5%
Broadcom Corp.
3.000%, 1/15/22	90	91
3.625%, 1/15/24	165	169
Citrix Systems, Inc. 4.500%, 12/1/27	230	249
	Par Value	Value

Information Technology—continued
Dell International LLC
144A 6.020%, 6/15/26(1)	$ 45	$ 51
144A 4.900%, 10/1/26(1)	120	128
144A 8.100%, 7/15/36(1)	95	121
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	255	283
Juniper Networks, Inc. 3.750%, 8/15/29	210	211
Micron Technology, Inc. 4.185%, 2/15/27	230	237
Motorola Solutions, Inc.
4.600%, 2/23/28	166	179
4.600%, 5/23/29	85	93
Verisk Analytics, Inc. 4.000%, 6/15/25	215	231
VMware, Inc.
2.950%, 8/21/22	109	110
3.900%, 8/21/27	235	242
		2,395

Materials—3.3%
Anglo American Capital plc 144A 4.000%, 9/11/27(1)	220	228
ArcelorMittal 6.125%, 6/1/25	245	276
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(1)(5)	200	234
CRH America Finance, Inc. 144A 3.400%, 5/9/27(1)	400	413
CRH America, Inc. 144A 3.875%, 5/18/25(1)	35	37
DuPont de Nemours, Inc. 4.493%, 11/15/25	212	234
Glencore Funding LLC 144A 4.000%, 3/27/27(1)	290	298
Greif, Inc. 144A 6.500%, 3/1/27(1)	85	90
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(1)	375	391
Olin Corp. 5.625%, 8/1/29	225	234
SABIC Capital II BV 144A 4.500%, 10/10/28(1)	200	222
Syngenta Finance N.V. 144A 4.441%, 4/24/23(1)	200	209
Vulcan Materials Co. 3.900%, 4/1/27	210	220
		3,086

Real Estate—3.2%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	135	145
See Notes to Financial Statements.
28

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Real Estate—continued
Corporate Office Properties LP 3.600%, 5/15/23	$ 295	$ 301
EPR Properties 4.750%, 12/15/26	275	296
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(1)	145	145
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	140	146
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	215	225
Iron Mountain, Inc. 144A 4.875%, 9/15/29(1)	190	193
Kilroy Realty LP 4.375%, 10/1/25	215	231
Life Storage LP
3.500%, 7/1/26	220	226
3.875%, 12/15/27	85	90
MPT Operating Partnership LP
5.000%, 10/15/27	80	84
4.625%, 8/1/29	45	46
Office Properties Income Trust 4.500%, 2/1/25	215	222
Physicians Realty LP 3.950%, 1/15/28	225	236
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	158
Service Properties Trust 4.950%, 2/15/27	245	248
		2,992

Utilities—2.3%
CenterPoint Energy, Inc. 4.250%, 11/1/28	260	286
DPL, Inc. 144A 4.350%, 4/15/29(1)	263	260
Exelon Corp. 3.497%, 6/1/22	190	195
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(1)	235	254
Pennsylvania Electric Co. 144A 3.600%, 6/1/29(1)	240	255
PSEG Power LLC 3.850%, 6/1/23	231	244
Southern Power Co. 4.150%, 12/1/25	255	276
	Par Value	Value

Utilities—continued
Talen Energy Supply LLC 144A 6.625%, 1/15/28(1)	$ 105	$ 103
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	110	114
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(1)	230	236
		2,223

Total Corporate Bonds and Notes (Identified Cost $39,170)		41,301

Leveraged Loans(2)—4.7%
Aerospace—0.3%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 5.800%, 12/6/25	20	20
TransDigm, Inc. 2018, Tranche E (1 month LIBOR + 2.500%) 4.544%, 5/30/25	233	232
		252

Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. Tranche B-3 (3 month LIBOR + 4.000%) 6.256%, 5/15/23	138	130
Energy—0.1%
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 7.104%, 3/27/24	85	85
Financial—0.2%
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.750%) 5.794%, 10/1/25	184	184
Food / Tobacco—0.2%
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 4.794%, 3/31/25	69	69
H-Food Holdings LLC
(1 month LIBOR + 3.688%) 5.731%, 5/23/25	20	19
	Par Value	Value

Food / Tobacco—continued
2018, Tranche B-2 (1 month LIBOR + 4.000%) 6.044%, 5/23/25	$ 79	$ 75
		163

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche U (1 month LIBOR + 2.500%) 4.549%, 7/1/26	90	90
Gaming / Leisure—0.4%
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 3.794%, 7/8/24	157	158
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 4.550%, 6/8/23	83	83
Wyndham Hotels & Resorts, Inc. Tranche B (1 month LIBOR + 1.750%) 3.794%, 5/30/25	104	104
		345

Healthcare—0.5%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 4.789%, 11/27/25	31	31
(1 month LIBOR + 3.000%) 5.039%, 6/2/25	17	17
CHG Healthcare Services, Inc. (1 month LIBOR + 3.000%) 5.044%, 6/7/23	118	118
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 3.854%, 6/11/25	128	128
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.554%, 11/16/25	139	139
NVA Holdings, Inc. Tranche B-4 (1 month LIBOR + 3.500%) 5.544%, 2/2/25	15	15
		448

See Notes to Financial Statements.
29

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Housing—0.7%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.044%, 10/31/23	$ 172	$ 172
Capital Automotive LP 2017, Tranche B-2 (1 month LIBOR + 2.500%) 4.550%, 3/25/24	116	116
CPG International LLC (3 month LIBOR + 3.750%) 5.933%, 5/6/24	129	128
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 4.044%, 11/21/24	228	228
		644

Information Technology—0.2%
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 6.294%, 10/2/25	134	129
Kronos, Inc. 2018 (3 month LIBOR + 3.000%) 5.253%, 11/1/23	103	103
		232

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.750%) 0.000%, 9/18/26(7)	145	146
Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 4.278%, 1/15/26	149	149
Media / Telecom - Telecommunications—0.2%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.794%, 1/31/25	172	171
Media / Telecom - Wireless Communications—0.3%
CommScope, Inc. (1 month LIBOR + 3.250%) 5.294%, 4/4/26	130	130
SBA Senior Finance II LLC (1 month LIBOR + 2.000%) 4.050%, 4/11/25	208	208
		338

	Par Value	Value

Service—0.5%
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 7.054%, 2/6/26	$ 120	$ 121
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 5.294%, 12/31/25	219	215
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.800%, 2/1/23	111	109
		445

Transportation - Automotive—0.2%
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.530%, 11/6/24	94	93
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 5.544%, 4/30/26	140	139
		232

Utility—0.5%
Brookfield WEC Holdings, Inc. First Lien (1 month LIBOR + 3.500%) 5.544%, 8/1/25	214	215
Calpine Corp. 2019 (3 month LIBOR + 2.750%) 4.860%, 4/5/26	149	150
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 4.320%, 12/31/20	55	55
(4 month LIBOR + 1.125%) 1.125%, 12/31/20(8)	20	20
		440

Total Leveraged Loans (Identified Cost $4,503)		4,494

	Shares
Preferred Stocks—1.3%
Financials—1.1%
Bank of New York Mellon Corp. (The) Series E, 4.950%	245 (9)	246
JPMorgan Chase & Co. Series Z, 5.300%	225 (9)	227
KeyCorp Series D, 5.000%	140 (9)	145
M&T Bank Corp. Series F, 5.125%	126 (9)	132
	Shares	Value
Financials—continued
PNC Financial Services Group, Inc. (The) Series R, 4.850%	80 (9)	$ 82
PNC Financial Services Group, Inc. (The) Series S, 5.000%	220 (9)	228
		1,060

Industrials—0.2%
General Electric Co. Series D, 5.000%	231 (9)	219
Total Preferred Stocks (Identified Cost $1,243)		1,279

Total Long-Term Investments—98.1% (Identified Cost $89,213)		93,265

TOTAL INVESTMENTS—98.1% (Identified Cost $89,213)		$93,265
Other assets and liabilities, net—1.9%		1,777
NET ASSETS—100.0%		$95,042

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $41,349 or 43.5% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
30

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date.
(7)	This loan will settle after September 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Represents unfunded portion of security and commitment fee earned on this portion.
(9)	Value shown as par value.

Country Weightings (Unaudited)†
United States	90%
Canada	2
Netherlands	1
Chile	1
Luxembourg	1
Ireland	1
Switzerland	1
Other	3
Total	100%
† % of total investments as of September 30, 2019.
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$10,028	$10,028	$ —
Corporate Bonds and Notes	41,301	41,301	—
Foreign Government Securities	1,065	1,065	—
Leveraged Loans	4,494	4,494	—
Mortgage-Backed Securities	24,020	23,473	547
Municipal Bonds	2,366	2,366	—
U.S. Government Securities	8,712	8,712	—
Equity Securities:
Preferred Stocks	1,279	1,279	—
Total Investments	$93,265	$92,718	$547
There were no securities valued using quoted prices (Level 1) at September 30, 2019.
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Mortgage-Backed Securities
Investments in Securities
Balance as of September 30, 2018:	$ —	$ —
Accrued discount/(premium)	— (a)	— (a)
Change in unrealized appreciation (depreciation)(b)	2	2
Purchases	545	545
Balance as of September 30, 2019	$ 547	$ 547
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2019, was $2.
See Notes to Financial Statements.
31

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Par Value	Value
Foreign Government Securities—0.5%
Republic of Egypt 144A 7.600%, 3/1/29(1)	$200	$ 212
Republic of Turkey 7.375%, 2/5/25	115	122
Total Foreign Government Securities (Identified Cost $320)		334

Mortgage-Backed Security—0.3%
Non-Agency—0.3%
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)(3)	180	182
Total Mortgage-Backed Security (Identified Cost $180)		182

Asset-Backed Security—0.1%
Other—0.1%
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(1)	67	66
Total Asset-Backed Security (Identified Cost $65)		66

Corporate Bonds and Notes—85.3%
Communication Services—13.8%
Altice France S.A. 144A 7.375%, 5/1/26(1)	340	365
Cablevision Systems Corp. 5.875%, 9/15/22	150	162
CCO Holdings LLC
144A 5.125%, 5/1/27(1)	350	365
144A 4.750%, 3/1/30(1)	325	329
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	265	245
Clear Channel Worldwide Holdings, Inc.
144A 9.250%, 2/15/24(1)	163	179
144A 5.125%, 8/15/27(1)	100	104
Consolidated Communications, Inc. 6.500%, 10/1/22(4)	315	291
CSC Holdings LLC
144A 5.500%, 4/15/27(1)	135	143
144A 7.500%, 4/1/28(1)	200	225
144A 5.750%, 1/15/30(1)	600	627
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	105	109
144A 6.625%, 8/15/27(1)	280	290
DISH DBS Corp.
5.875%, 7/15/22	95	99
5.000%, 3/15/23	210	212
7.750%, 7/1/26	160	163
Frontier Communications Corp.
8.500%, 4/15/20(4)	396	206
11.000%, 9/15/25	175	79
	Par Value	Value

Communication Services—continued
144A 8.500%, 4/1/26(1)	$100	$ 100
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	290	296
iHeartCommunications, Inc.
6.375%, 5/1/26(4)	17	19
8.375%, 5/1/27	32	34
144A 5.250%, 8/15/27(1)	25	26
Escrow 0.000%, 5/1/23(2)	290	—
Level 3 Financing, Inc.
5.375%, 1/15/24	245	250
5.250%, 3/15/26	135	140
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(1)	290	308
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(1)	210	182
Meredith Corp. 6.875%, 2/1/26	330	335
Sinclair Television Group, Inc. 144A 5.125%, 2/15/27(1)	200	201
Sirius XM Radio, Inc.
144A 4.625%, 7/15/24(1)	55	57
144A 5.500%, 7/1/29(1)	305	326
Sprint Corp. 7.875%, 9/15/23	390	428
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(1)	200	210
Telesat Canada 144A 6.500%, 10/15/27(1)	375	382
T-Mobile USA, Inc. 0.000%, 1/15/24(2)	275	—
Univision Communications, Inc. 144A 5.125%, 2/15/25(1)	325	316
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	300	313
West Corp. 144A 8.500%, 10/15/25(1)	145	117
Zayo Group LLC
6.000%, 4/1/23	70	72
6.375%, 5/15/25	70	72
		8,377

Consumer Discretionary—13.6%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	410	390
American Greetings Corp. 144A 8.750%, 4/15/25(1)	165	150
Avis Budget Car Rental LLC 144A 5.750%, 7/15/27(1)	140	144
	Par Value	Value

Consumer Discretionary—continued
Beazer Homes USA, Inc.
6.750%, 3/15/25	$ 95	$ 97
5.875%, 10/15/27	250	243
Boyd Gaming Corp.
6.375%, 4/1/26	255	270
6.000%, 8/15/26	145	153
Brookfield Residential Properties, Inc. 144A 6.250%, 9/15/27(1)	460	462
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(1)	165	169
Diamond Resorts International, Inc. 144A 10.750%, 9/1/24(1)	250	257
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)	115	122
Eldorado Resorts, Inc. 6.000%, 9/15/26	180	197
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	315	327
GLP Capital LP
5.250%, 6/1/25	235	259
5.750%, 6/1/28	115	131
Golden Nugget, Inc.
144A 6.750%, 10/15/24(1)	290	297
144A 8.750%, 10/1/25(1)	145	151
IAA, Inc. 144A 5.500%, 6/15/27(1)	70	74
International Game Technology plc
144A 6.250%, 2/15/22(1)	200	211
144A 6.250%, 1/15/27(1)	200	222
Lennar Corp. 5.250%, 6/1/26	265	287
MGM Growth Properties Operating Partnership LP
5.625%, 5/1/24	65	71
4.500%, 1/15/28	120	125
144A 5.750%, 2/1/27(1)	155	174
MGM Resorts International 5.750%, 6/15/25	170	187
Michaels Stores, Inc. 144A 8.000%, 7/15/27(1)	95	95
Neiman Marcus Group Ltd. LLC 144A 8.000%, 10/25/24(1)	332	97
Panther BF Aggregator 2 LP
144A 6.250%, 5/15/26(1)	15	16
144A 8.500%, 5/15/27(1)	255	258
PetSmart, Inc. 144A 7.125%, 3/15/23(1)	115	108
PulteGroup, Inc. 7.875%, 6/15/32	180	220
Scientific Games International, Inc.
6.625%, 5/15/21	205	208
144A 5.000%, 10/15/25(1)	250	258
144A 8.250%, 3/15/26(1)	120	128
See Notes to Financial Statements.
32

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Sonic Automotive, Inc. 6.125%, 3/15/27	$200	$ 203
Tenneco, Inc. 5.000%, 7/15/26(4)	240	197
TRI Pointe Group, Inc. 5.875%, 6/15/24	345	367
Twin River Worldwide Holdings, Inc. 144A 6.750%, 6/1/27(1)	50	53
Viking Cruises Ltd. 144A 5.875%, 9/15/27(1)	200	212
Vista Outdoor, Inc. 5.875%, 10/1/23	185	170
Weekley Homes LLC 6.625%, 8/15/25	305	306
William Lyon Homes, Inc. 6.000%, 9/1/23	200	208
		8,274

Consumer Staples—3.5%
Albertson’s Cos. LLC
5.750%, 3/15/25	195	201
144A 7.500%, 3/15/26(1)	45	50
144A 5.875%, 2/15/28(1)	25	27
Chobani LLC 144A 7.500%, 4/15/25(1)	315	302
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(1)	315	337
Dole Food Co., Inc. 144A 7.250%, 6/15/25(1)	325	306
H-Food Holdings LLC 144A 8.500%, 6/1/26(1)	135	101
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(1)	195	172
Post Holdings, Inc.
144A 5.500%, 3/1/25(1)	65	68
144A 5.000%, 8/15/26(1)	305	316
Prestige Brands, Inc. 144A 6.375%, 3/1/24(1)	255	265
		2,145

Energy—7.5%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	285	281
American Midstream Partners LP 144A 9.500%, 12/15/21(1)	175	165
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(1)	165	166
California Resources Corp.
6.000%, 11/15/24	16	6
144A 8.000%, 12/15/22(1)(4)	104	51
Callon Petroleum Co. 6.125%, 10/1/24	141	139
	Par Value	Value

Energy—continued
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	$295	$ 328
Cheniere Energy Partners LP 5.625%, 10/1/26	160	170
Chesapeake Energy Corp. 8.000%, 6/15/27(4)	310	208
CrownRock LP 144A 5.625%, 10/15/25(1)	260	262
CSI Compressco LP 7.250%, 8/15/22	205	185
Denbury Resources, Inc.
144A 9.250%, 3/31/22(1)	178	156
144A 7.750%, 2/15/24(1)	285	220
EP Energy LLC
144A 9.375%, 5/1/24(1)(5)	70	2
144A 8.000%, 11/29/24(1)(4)(5)	45	17
144A 8.000%, 2/15/25(1)(5)	80	2
144A 7.750%, 5/15/26(1)(5)	35	26
Geopark Ltd. 144A 6.500%, 9/21/24(1)	215	221
Kosmos Energy Ltd. 144A 7.125%, 4/4/26(1)	200	206
Nabors Industries, Inc. 5.750%, 2/1/25	165	122
NuStar Logistics LP 5.625%, 4/28/27	155	164
Petrobras Global Finance B.V.
5.299%, 1/27/25	120	131
5.750%, 2/1/29	125	138
Range Resources Corp. 4.875%, 5/15/25(4)	140	116
Rowan Cos., Inc. 5.400%, 12/1/42	265	110
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)(4)(5)	115	83
Targa Resources Partners LP 5.875%, 4/15/26	175	185
Transocean, Inc.
6.800%, 3/15/38	300	185
144A 7.500%, 1/15/26(1)	65	58
USA Compression Partners LP
6.875%, 4/1/26	230	239
144A 6.875%, 9/1/27(1)	30	31
Vine Oil & Gas LP 144A 8.750%, 4/15/23(1)	205	93
Weatherford International Ltd. 8.250%, 6/15/23(5)	190	67
		4,533

Financials—6.2%
Acrisure LLC
144A 8.125%, 2/15/24(1)	95	102
144A 7.000%, 11/15/25(1)	240	224
	Par Value	Value

Financials—continued
Ally Financial, Inc. 5.750%, 11/20/25	$235	$ 263
Citadel LP 144A 4.875%, 1/15/27(1)	305	311
Fairstone Financial, Inc. 144A 7.875%, 7/15/24(1)	35	37
ICAHN Enterprises LP
5.875%, 2/1/22	175	177
6.375%, 12/15/25	145	152
144A 6.250%, 5/15/26(1)	220	230
ING Groep N.V. 6.000% (6)(7)	200	202
Nationstar Mortgage Holdings, Inc. 144A 8.125%, 7/15/23(1)	115	120
Nationstar Mortgage LLC 6.500%, 7/1/21	250	251
Navient Corp.
5.875%, 10/25/24	305	307
6.750%, 6/25/25	250	258
Springleaf Finance Corp.
6.875%, 3/15/25	370	408
7.125%, 3/15/26	85	94
Synovus Financial Corp. 5.900%, 2/7/29	310	328
Tempo Acquisition LLC 144A 6.750%, 6/1/25(1)	60	62
Voya Financial, Inc. 5.650%, 5/15/53	205	216
		3,742

Health Care—9.8%
Advanz Pharma Corp. 8.000%, 9/6/24	41	40
Avantor, Inc.
144A 6.000%, 10/1/24(1)	130	139
144A 9.000%, 10/1/25(1)	380	427
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(1)	135	153
144A 8.500%, 1/31/27(1)	270	303
Bausch Health Cos., Inc.
144A 5.500%, 11/1/25(1)	350	366
144A 7.000%, 1/15/28(1)	190	205
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(1)	75	78
Centene Corp. 144A 5.375%, 6/1/26(1)	60	63
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(1)	85	86
Charles River Laboratories International, Inc. 144A 5.500%, 4/1/26(1)	195	207
Eagle Holding Co. II LLC
PIK Interest Capitalization, 144A 7.625%, 5/15/22(1)(8)	355	358
See Notes to Financial Statements.
33

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Health Care—continued
PIK Interest Capitalization, 144A 7.750%, 5/15/22(1)(9)	$305	$ 307
Endo Finance LLC 144A 5.375%, 1/15/23(1)	250	152
HCA, Inc.
5.375%, 2/1/25	330	361
5.625%, 9/1/28	315	351
5.875%, 2/1/29	35	39
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(1)	275	269
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	115	105
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	210	217
Select Medical Corp. 144A 6.250%, 8/15/26(1)	120	125
Sotera Health Holdings LLC 144A 6.500%, 5/15/23(1)	325	332
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)(4)	55	49
144A 10.000%, 4/15/27(1)	130	132
Tenet Healthcare Corp.
8.125%, 4/1/22	85	92
7.000%, 8/1/25(4)	180	183
144A 4.875%, 1/1/26(1)	180	185
144A 6.250%, 2/1/27(1)	130	135
144A 5.125%, 11/1/27(1)	60	62
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	115	81
WellCare Health Plans, Inc. 5.250%, 4/1/25	135	141
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(1)	220	202
		5,945

Industrials—9.5%
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	300	310
Beacon Roofing Supply, Inc. 144A 4.500%, 11/15/26(1)	25	25
Bombardier, Inc.
144A 6.125%, 1/15/23(1)	95	97
144A 7.500%, 12/1/24(1)	155	156
144A 7.875%, 4/15/27(1)	70	70
Delhi International Airport Ltd. 144A 6.450%, 6/4/29(1)	200	212
	Par Value	Value

Industrials—continued
Fortress Transportation & Infrastructure Investors LLC
144A 6.750%, 3/15/22(1)	$175	$ 183
144A 6.500%, 10/1/25(1)	220	226
Garda World Security Corp. 144A 8.750%, 5/15/25(1)	305	313
GFL Environmental, Inc.
144A 7.000%, 6/1/26(1)	165	174
144A 8.500%, 5/1/27(1)	120	133
Granite Holdings US Acquisition Co. 144A 11.000%, 10/1/27(1)	300	290
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(1)	190	178
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(1)	235	241
Norwegian Air Shuttle ASA Pass-Through-Trust 2016-1, A 144A 4.875%, 5/10/28(1)	613	598
Owens Corning 3.950%, 8/15/29	202	205
Patrick Industries, Inc. 144A 7.500%, 10/15/27(1)	210	216
Pentair Finance S.a.r.l 4.500%, 7/1/29	230	239
RBS Global, Inc. 144A 4.875%, 12/15/25(1)	175	180
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	210	197
Topaz Marine S.A. 144A 9.125%, 7/26/22(1)	360	376
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	905	972
Vertiv Intermediate Holding Corp. PIK Interest Capitalization, 144A 12.000%, 2/15/22(1)(8)	220	197
		5,788

Information Technology—3.4%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	170	162
CommScope, Inc. 144A 8.250%, 3/1/27(1)	225	219
Dell International LLC
144A 4.900%, 10/1/26(1)	155	166
144A 5.300%, 10/1/29(1)	155	169
Dun & Bradstreet Corp. (The) 144A 10.250%, 2/15/27(1)	140	155
Everi Payments, Inc. 144A 7.500%, 12/15/25(1)	65	69
Exela Intermediate LLC 144A 10.000%, 7/15/23(1)	110	61
	Par Value	Value

Information Technology—continued
Infor US, Inc. 6.500%, 5/15/22	$200	$ 203
Radiate Holdco LLC 144A 6.625%, 2/15/25(1)	240	242
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	300	314
ViaSat, Inc. 144A 5.625%, 9/15/25(1)	305	307
		2,067

Materials—10.7%
AK Steel Corp.
7.500%, 7/15/23	150	151
7.000%, 3/15/27(4)	170	146
ArcelorMittal 6.125%, 6/1/25	130	146
ARD Securities Finance S.a.r.l. PIK Interest Capitalization, 144A 8.750%, 1/31/23(1)(4)(10)	319	330
Ardagh Packaging Finance plc
144A 6.000%, 2/15/25(1)	200	209
144A 5.250%, 8/15/27(1)	200	203
Atotech Alpha 3 BV 144A 6.250%, 2/1/25(1)	280	281
Calumet Specialty Products Partners LP 7.625%, 1/15/22(4)	160	154
Cascades, Inc.
144A 5.500%, 7/15/22(1)	140	142
144A 5.750%, 7/15/23(1)(4)	115	116
CPG Merger Sub LLC 144A 8.000%, 10/1/21(1)	320	320
Element Solutions, Inc. 144A 5.875%, 12/1/25(1)	175	183
Greif, Inc. 144A 6.500%, 3/1/27(1)	195	207
Hexion, Inc. 144A 7.875%, 7/15/27(1)	100	99
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(1)(4)	315	324
James Hardie International Finance DAC
144A 4.750%, 1/15/25(1)	200	206
144A 5.000%, 1/15/28(1)	200	208
Kraton Polymers LLC 144A 7.000%, 4/15/25(1)	310	323
LSB Industries, Inc. 144A 9.625%, 5/1/23(1)(4)	260	274
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	220	208
Olin Corp. 5.625%, 8/1/29	320	333
See Notes to Financial Statements.
34

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Materials—continued
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(1)	$180	$ 191
Reynolds Group Issuer, Inc.
144A 7.000%, 7/15/24(1)	165	171
RegS 7.000%, 7/15/24(11)	125	130
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	250	264
Teck Resources Ltd. 6.125%, 10/1/35	150	170
TPC Group, Inc. 144A 10.500%, 8/1/24(1)	200	209
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	150	147
144A 6.625%, 11/1/25(1)	265	232
United States Steel Corp. 6.250%, 3/15/26	235	197
Vedanta Resources plc 144A 6.375%, 7/30/22(1)	200	196
		6,470

Real Estate—3.2%
ESH Hospitality, Inc.
144A 5.250%, 5/1/25(1)	240	248
144A 4.625%, 10/1/27(1)	365	366
Iron Mountain, Inc. 144A 4.875%, 9/15/29(1)	315	320
iStar, Inc.
6.000%, 4/1/22	170	175
5.250%, 9/15/22	335	342
4.750%, 10/1/24	125	127
MPT Operating Partnership LP
5.000%, 10/15/27	130	136
4.625%, 8/1/29	50	52
Uniti Group, Inc. 144A 7.125%, 12/15/24(1)(4)	185	160
		1,926

Utilities—4.1%
Calpine Corp. 5.375%, 1/15/23	350	354
DPL, Inc. 144A 4.350%, 4/15/29(1)	305	301
Ferrellgas Partners LP 8.625%, 6/15/20	140	105
Suburban Propane Partners LP 5.500%, 6/1/24	145	148
Talen Energy Supply LLC
144A 7.250%, 5/15/27(1)	105	107
144A 6.625%, 1/15/28(1)	205	201
TerraForm Power Operating LLC
144A 4.250%, 1/31/23(1)	175	179
	Par Value	Value

Utilities—continued
144A 5.000%, 1/31/28(1)	$240	$ 250
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/49(1)(2)	500	1
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(1)	205	236
Vistra Operations Co. LLC
144A 5.625%, 2/15/27(1)	450	474
144A 4.300%, 7/15/29(1)	150	154
		2,510

Total Corporate Bonds and Notes (Identified Cost $51,969)		51,777

Leveraged Loans(3)—9.6%
Aerospace—0.4%
Dynasty Acquisition Co., Inc.
Tranche B-1 (3 month LIBOR + 4.000%) 6.104%, 4/6/26	91	91
Tranche B-2 (3 month LIBOR + 4.000%) 6.104%, 4/6/26	49	49
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 8.028%, 8/15/25	95	93
		233

Chemicals—0.4%
Omnova Solutions, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 5.294%, 8/25/23	165	165
US Salt LLC (1 month LIBOR + 4.750%) 6.794%, 1/16/26	55	55
		220

Consumer Durables—0.2%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 6.050%, 9/29/24	145	144
Consumer Non-Durables—0.9%
American Greetings Corp. (1 month LIBOR + 4.500%) 6.544%, 4/6/24	94	93
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 5.256%, 9/6/24	187	178
	Par Value	Value

Consumer Non-Durables—continued
Kronos Acquisition Holdings, Inc. Tranche B-3 (3 month LIBOR + 4.000%) 6.256%, 5/15/23	$128	$ 121
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.250%) 6.374%, 6/30/24	173	172
		564

Energy—1.0%
California Resources Corp.
2016 (1 month LIBOR + 10.375%) 12.419%, 12/31/21	155	134
2017 (1 month LIBOR + 4.750%) 6.794%, 12/31/22	55	49
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 7.104%, 3/27/24	94	95
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 7.506%, 4/11/22	245	212
McDermott International, Inc. (3 month LIBOR + 5.000%) 0.000%, 5/12/25(12)	160	100
		590

Financial—0.5%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 8.544%, 8/4/25	128	130
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.750%) 5.794%, 10/1/25	164	165
		295

Food / Tobacco—0.4%
Chobani LLC Tranche B (1 month LIBOR + 3.500%) 5.544%, 10/10/23	122	120
Milk Specialties Co. (1 month LIBOR + 4.000%) 6.044%, 8/16/23	144	139
		259

See Notes to Financial Statements.
35

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Food and Drug—0.3%
Albertsons LLC 2019, Tranche B-7 (1 month LIBOR + 2.750%) 4.794%, 11/17/25	$142	$ 143
Sage Borrowco LLC Tranche B, First Lien (1 month LIBOR + 4.750%) 6.794%, 6/20/26	65	65
		208

Forest Prod / Containers—0.6%
BWay Holding Co. (3 month LIBOR + 3.250%) 5.590%, 4/3/24	160	156
Klockner Pentaplast of America, Inc. (1 month LIBOR + 4.250%) 6.294%, 6/30/22	204	180
		336

Gaming / Leisure—0.6%
Gateway Casinos & Entertainment Ltd. (3 month LIBOR + 3.000%) 5.104%, 12/1/23	44	44
PCI Gaming Authority Tranche B (1 month LIBOR + 3.000%) 5.044%, 5/15/26	55	55
UFC Holdings LLC Tranche B (1 month LIBOR + 3.250%) 3.250%, 4/29/26	284	284
		383

Healthcare—0.6%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.455%, 1/16/23	154	137
Aldevron LLC Tranche B (3 month LIBOR + 4.250%) 0.000%, 9/18/26(12)	35	35
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 5.794%, 10/10/25	135	110
Ortho-Clinical Diagnostics, Inc. (3 month LIBOR + 3.250%) 5.563%, 6/30/25	89	86
		368

	Par Value	Value

Housing—0.5%
Capital Automotive LP Tranche B, Second Lien (1 month LIBOR + 6.000%) 8.044%, 3/24/25	$156	$ 156
CPG International LLC (3 month LIBOR + 3.750%) 5.933%, 5/6/24	146	146
		302

Information Technology—0.4%
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 6.294%, 10/2/25	139	134
Kronos, Inc. Second Lien (3 month LIBOR + 8.250%) 10.503%, 11/1/24	78	79
		213

Media / Telecom - Broadcasting—0.1%
iHeartCommunications, Inc. (1 month LIBOR + 4.000%) 6.100%, 5/1/26	60	61
Media / Telecom - Telecommunications—0.5%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.794%, 1/31/25	163	161
Securus Technologies Holdings, Inc.
First Lien (1 month LIBOR + 4.500%) 6.544%, 11/1/24	59	52
Second Lien (1 month LIBOR + 8.250%) 10.294%, 11/1/25	100	88
		301

Media / Telecom - Wireless Communications—0.3%
CommScope, Inc. (1 month LIBOR + 3.250%) 5.294%, 4/4/26	60	60
Sprint Communications, Inc. (1 month LIBOR + 2.500%) 4.563%, 2/2/24	112	111
		171

Service—1.1%
Argus Media Ltd. (3 month LIBOR + 3.500%) 0.000%, 9/24/26(12)	70	70
	Par Value	Value

Service—continued
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 7.054%, 2/6/26	$150	$ 151
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 5.294%, 1/3/25	158	157
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 5.294%, 12/31/25	164	161
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.800%, 2/1/23	154	151
		690

Transportation - Automotive—0.3%
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 5.544%, 4/30/26	195	193
Utility—0.5%
APLP Holdings LP (1 month LIBOR + 2.750%) 4.794%, 4/13/23	134	134
Brookfield WEC Holdings, Inc. First Lien (1 month LIBOR + 3.500%) 5.544%, 8/1/25	79	79
Lightstone Holdco LLC
2018, Tranche B (1 month LIBOR + 3.750%) 5.794%, 1/30/24	88	84
2018, Tranche C (1 month LIBOR + 3.750%) 5.794%, 1/30/24	5	5
		302

Total Leveraged Loans (Identified Cost $6,014)		5,833

Shares
Preferred Stocks—0.8%
Financials—0.8%
Citigroup, Inc. Series T, 6.250%	190 (13)	212
See Notes to Financial Statements.
36

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Shares	Value
Financials—continued
KeyCorp Series D, 5.000%	250 (13)	$ 258
		470

Total Preferred Stocks (Identified Cost $441)		470

Common Stocks—0.1%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(14)	7,282	18
Energy—0.1%
Frontera Energy Corp.	1,088	11
Sabine Oil & Gas Holdings, Inc.(2)	160	8
		19

Total Common Stocks (Identified Cost $62)		37

Exchange-Traded Funds—1.0%
iShares iBoxx High Yield Corporate Bond ETF(15)	3,471	303
SPDR Bloomberg Barclays High Yield Bond Index Fund(15)	2,862	311
Total Exchange-Traded Funds (Identified Cost $609)		614

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(2)(14)	8,563	7
Total Rights (Identified Cost $7)		7

Warrants—0.1%
Communication Services—0.1%
iHeartMedia, Inc.(2)(14)	3,097	44
Energy—0.0%
Sabine Oil & Gas Holdings, Inc.(2)(14)	105	1
Sabine Oil & Gas Holdings, Inc.(2)(14)	501	4
		5

Total Warrants (Identified Cost $58)		49

Total Long-Term Investments—97.8% (Identified Cost $59,725)		59,369

	Shares	Value

Securities Lending Collateral—3.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(15)(16)	2,315,385	$ 2,315
Total Securities Lending Collateral (Identified Cost $2,315)		2,315

TOTAL INVESTMENTS—101.6% (Identified Cost $62,040)		$61,684
Other assets and liabilities, net—(1.6)%		(953)
NET ASSETS—100.0%		$60,731

Abbreviations:
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $35,018 or 57.7% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Variable rate security. Rate disclosed is as of September 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	All or a portion of security is on loan.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date.
(8)	100% of the income received was in cash.
(9)	First pay date will be in November 2019.
(10)	100% of the income received was in PIK.
(11)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(12)	This loan will settle after September 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(13)	Value shown as par value.
(14)	Non-income producing.
(15)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(16)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	81%
Canada	6
Luxembourg	3
United Kingdom	2
Ireland	2
Netherlands	2
Norway	1
Other	3
Total	100%
† % of total investments as of September 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
37

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Security	$ 66	$ —	$ 66	$ —
Corporate Bonds and Notes	51,777	—	51,776	1
Foreign Government Securities	334	—	334	—
Leveraged Loans	5,833	—	5,833	—
Mortgage-Backed Security	182	—	—	182
Equity Securities:
Exchange-Traded Funds	614	614	—	—
Common Stocks	37	29	—	8
Preferred Stocks	470	—	470	—
Rights	7	—	—	7
Warrants	49	—	—	49
Securities Lending Collateral	2,315	2,315	—	—
Total Investments	$61,684	$2,958	$58,479	$247
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2019.
See Notes to Financial Statements.
38

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.0%
U.S. Treasury Bill
0.000%, 12/26/19	$ 910	$ 906
0.000%, 8/13/20	5,500	5,416
U.S. Treasury Notes
1.750%, 6/15/22	10,940	10,990
1.250%, 8/31/24	1,105	1,090
Total U.S. Government Securities (Identified Cost $18,396)		18,402

Foreign Government Securities—0.6%
Kingdom of Saudi Arabia 144A 4.000%, 4/17/25(1)	200	214
Republic of Indonesia 144A 5.875%, 1/15/24(1)	755	849
Republic of Kazakhstan 144A 5.125%, 7/21/25(1)	570	645
Republic of South Africa
4.665%, 1/17/24	325	341
5.875%, 9/16/25	575	626
Total Foreign Government Securities (Identified Cost $2,663)		2,675

Mortgage-Backed Securities—36.8%
Agency—1.0%
Federal National Mortgage Association
Pool #AD6058 4.000%, 8/1/25	36	37
Pool #AO5149 3.000%, 6/1/27	129	132
Pool #AL7532 3.000%, 11/1/27	499	513
Pool #AS5730 3.000%, 9/1/30	985	1,011
Pool #AS5927 3.000%, 10/1/30	449	461
Pool #MA0908 4.000%, 11/1/31	246	261
Pool #AC3654 5.000%, 10/1/39	160	176
Pool #AD3841 4.500%, 4/1/40	68	74
Pool #MA3663 3.500%, 5/1/49	1,653	1,697
Federal National Mortgage Association REMIC 1997-70, PE (P.O.) 0.000%, 4/25/22	1	1
Government National Mortgage Association
Pool #345039 7.000%, 9/15/23	3	4
	Par Value	Value

Agency—continued
Pool #780023 7.000%, 9/15/24	$ 3	$ 3
Pool #407660 7.000%, 7/15/25	8	8
		4,378

Non-Agency—35.8%
Access Point Funding I LLC 2017-A, A 144A 3.060%, 4/15/29(1)	87	87
Ajax Mortgage Loan Trust
2017-B, A 144A 3.163%, 9/25/56(1)(2)	493	494
2019-D, A1 144A 2.956%, 9/25/65(1)(2)	1,066	1,063
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	184	191
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A 3.258%, 4/27/48(1)(2)	532	534
2018-2, A1 144A 3.674%, 7/27/48(1)(2)	1,124	1,134
2018-3, A1 144A 3.649%, 9/25/48(1)(2)	2,048	2,071
2019-1, A1 144A 3.920%, 11/25/48(1)(2)	1,191	1,209
Angel Oak Mortgage Trust LLC
2017-3, A1 144A 2.708%, 11/25/47(1)(2)	206	205
2019-3, A1 144A 2.930%, 5/25/59(1)(2)	1,228	1,236
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(2)	1,728	1,759
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	920	941
2019-2, A1 144A 3.347%, 4/25/49(1)(2)	929	943
Ashford Hospitality Trust 2018-KEYS, B (1 month LIBOR + 1.450%) 144A 3.478%, 5/15/35(1)(2)	1,100	1,098
Aventura Mall Trust
2013-AVM, A 144A 3.867%, 12/5/32(1)(2)	1,721	1,741
2013-AVM, C 144A 3.867%, 12/5/32(1)(2)	1,130	1,143
Banc of America Funding Trust
2004-B, 2A1 4.943%, 11/20/34(2)	19	20
2005-1, 1A1 5.500%, 2/25/35	96	99
	Par Value	Value

Non-Agency—continued
2006-2, 3A1 6.000%, 3/25/36	$ 21	$ 21
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
2004-22CB, 1A1 6.000%, 10/25/34	1,748	1,790
2004-24CB, 1A1 6.000%, 11/25/34	150	155
Bank of America (Merrill Lynch) Investors Trust 2004-A4, A1 4.380%, 8/25/34(2)	345	349
Bayview Commercial Asset Trust 2006-2A, A2 (1 month LIBOR + 0.280%) 144A 2.298%, 7/25/36(1)(2)	221	213
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(2)	226	230
Bayview Opportunity Master Fund IVa Trust 2017-RT1, A1 144A 3.000%, 3/28/57(1)(2)	554	559
Bayview Opportunity Master Fund IVb Trust 2017-SPL4, A 144A 3.500%, 1/28/55(1)(2)	419	426
Bear Stearns ARM Trust 2004-9, 22A1 4.453%, 11/25/34(2)	303	313
Bunker Hill Loan Depositary Trust
2019-1, A1 144A 3.613%, 10/26/48(1)(2)	2,796	2,828
2019-2, A1 144A 2.879%, 7/25/49(1)(2)	1,769	1,781
BX Trust
2018-MCSF, A (1 month LIBOR + 0.577%) 144A 2.604%, 4/15/35(1)(2)	550	548
2018-GW, B (1 month LIBOR + 1.020%) 144A 3.048%, 5/15/35(1)(2)	1,265	1,263
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(1)	590	617
Citigroup Commercial Mortgage Trust
2013-375P, B 144A 3.635%, 5/10/35(1)(2)	695	719
2019-SST2, A (1 month LIBOR + 0.920%) 144A 2.948%, 12/15/36(1)(2)	1,200	1,198
See Notes to Financial Statements.
39

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	$ 110	$ 121
2014-A, A 144A 4.000%, 1/25/35(1)(2)	252	261
2013-A, A 144A 3.000%, 5/25/42(1)(2)	673	660
2015-PS1, A1 144A 3.750%, 9/25/42(1)(2)	178	182
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(2)	1,266	1,265
2015-A, A1 144A 3.500%, 6/25/58(1)(2)	383	387
2018-RP3, A1 144A 3.250%, 3/25/61(1)(2)	827	838
2019-RP1, A1 144A 3.500%, 1/25/66(1)(2)	916	939
COLT Mortgage Loan Trust Funding LLC
2018-1, A1 144A 2.930%, 2/25/48(1)(2)	519	519
2018-2, A1 144A 3.470%, 7/27/48(1)(2)	301	302
2018-3, A1 144A 3.692%, 10/26/48(1)(2)	1,074	1,081
2019-1, A1 144A 3.705%, 3/25/49(1)(2)	1,304	1,322
2019-3, A1 144A 2.764%, 8/25/49(1)(2)	389	391
Commercial Mortgage Lease-Backed Certificates 2001-CMLB, A3 144A 7.471%, 6/20/31(1)(2)	460	472
Commercial Mortgage Trust 2014-277P, A 144A 3.732%, 8/10/49(1)(2)	2,595	2,763
CoreVest American Finance Trust
2017-1, A 144A 2.968%, 10/15/49(1)	1,231	1,237
2018-1, A 144A 3.804%, 6/15/51(1)	668	690
2018-2, A 144A 4.026%, 11/15/52(1)	1,025	1,078
Credit Suisse First Boston Mortgage Securities Corp.
2003-27, 5A3 5.250%, 11/25/33	30	31
2003-AR30, 5A1 4.478%, 1/25/34(2)	154	158
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 3.008%, 5/15/36(1)(2)	1,455	1,455
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 3.063%, 4/25/43(1)(2)	459	458
2014-IVR2, A2 144A 3.761%, 4/25/44(1)(2)	540	543
	Par Value	Value

Non-Agency—continued
2018-RPL8, A1 144A 4.125%, 7/25/58(1)(2)	$ 614	$ 619
Deephaven Residential Mortgage Trust
2017-1A, A1 144A 2.725%, 12/26/46(1)(2)	101	101
2017-1A, A2 144A 2.928%, 12/26/46(1)(2)	165	164
2017-2A, A1 144A 2.453%, 6/25/47(1)(2)	172	171
2017-3A, A3 144A 2.813%, 10/25/47(1)(2)	247	246
2018-2A, A1 144A 3.479%, 4/25/58(1)(2)	902	908
2018-3A, A1 144A 3.789%, 8/25/58(1)(2)	210	211
2019-1A, A1 144A 3.743%, 1/25/59(1)(2)	911	919
Ellington Financial Mortgage Trust
2017-1, A1 144A 2.687%, 10/25/47(1)(2)	760	756
2018-1, A1FX 144A 4.140%, 10/25/58(1)(2)	1,582	1,602
2019-1, A1 144A 2.934%, 6/25/59(1)(2)	793	795
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(2)	666	676
2018-1, A23 144A 3.500%, 11/25/57(1)(2)	461	465
2018-2, A41 144A 4.500%, 10/25/58(1)(2)	542	555
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(2)	985	996
GSAA Home Equity Trust
2005-1, AF4 5.619%, 11/25/34(2)	31	30
2005-12, AF3W 4.999%, 9/25/35(2)	33	34
GSR Mortgage Loan Trust 2003-3F, 1A6 6.000%, 4/25/33	287	304
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	1,070	1,069
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(1)(2)	764	771
2018-2, A1 144A 3.985%, 11/25/58(1)(2)	2,012	2,046
2019-1, A1 144A 3.454%, 1/25/59(1)(2)	1,212	1,222
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	67	67
JP Morgan Chase Mortgage Trust 2005-A5, 1A2 4.080%, 8/25/35(2)	392	398
	Par Value	Value

Non-Agency—continued
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 2004-10, 21A1 4.564%, 1/25/35(2)	$ 316	$ 324
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2003-AR6, A1 4.709%, 6/25/33(2)	140	144
2003-AR4, 2A1 4.075%, 8/25/33(2)	67	67
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A 4.388%, 7/15/46(1)	288	295
2014-C22, A4 3.801%, 9/15/47	1,695	1,814
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.370%, 6/25/29(1)(2)	927	938
2014-2, 2A2 144A 3.500%, 6/25/29(1)(2)	699	715
2006-A2, 4A1 4.702%, 8/25/34(2)	69	72
2014-1, 2A12 144A 3.500%, 1/25/44(1)(2)	573	579
2015-1, AM1 144A 3.589%, 12/25/44(1)(2)	255	254
2016-SH1, M2 144A 3.750%, 4/25/45(1)(2)	542	559
2015-5, A2 144A 3.338%, 5/25/45(1)(2)	365	365
2016-SH2, M2 144A 3.750%, 12/25/45(1)(2)	867	903
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	841	837
2017-5, A1 144A 3.178%, 10/26/48(1)(2)	2,326	2,355
2017-4, A3 144A 3.500%, 11/25/48(1)(2)	180	183
2018-8, A3 144A 4.000%, 1/25/49(1)(2)	286	291
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 2.828%, 5/15/36(1)(2)	1,040	1,040
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)(3)	1,195	1,208
MASTR Alternative Loan Trust
2003-8, 2A1 5.750%, 11/25/33	72	75
2004-4, 6A1 5.500%, 4/25/34	92	97
2004-7, 9A1 6.000%, 8/25/34	84	89
2005-2, 2A1 6.000%, 1/25/35	325	344
See Notes to Financial Statements.
40

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)(2)	$ 143	$ 145
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 3.218%, 6/25/52(1)(2)(3)	1,040	1,040
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(1)(2)	1,316	1,359
Mill City Mortgage Loan Trust
2015-1, A3 144A 3.000%, 6/25/56(1)(2)	446	447
2016-1, A1 144A 2.500%, 4/25/57(1)(2)	1,608	1,610
2017-1, A1 144A 2.750%, 11/25/58(1)(2)	1,204	1,207
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,515	1,624
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(1)	1,660	1,659
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%) 144A 2.728%, 11/15/34(1)(2)	1,080	1,080
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 3.067%, 6/25/44(1)(2)	347	344
Motel 6 Trust 2017-MTL6, A (1 month LIBOR + 0.920%) 144A 2.948%, 8/15/34(1)(2)	1,567	1,567
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	107	111
New Residential Mortgage Loan Trust
2016-2A, A1 144A 3.750%, 11/26/35(1)(2)	1,789	1,847
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 2.768%, 1/25/48(1)(2)	1,425	1,420
2019-NQM1, A1 144A 3.675%, 1/25/49(1)(2)	2,242	2,276
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	1,133	1,173
2014-2A, A3 144A 3.750%, 5/25/54(1)(2)	109	111
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(2)	948	980
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	1,343	1,390
2016-1A, A1 144A 3.750%, 3/25/56(1)(2)	756	779
	Par Value	Value

Non-Agency—continued
2016-3A, A1 144A 3.750%, 9/25/56(1)(2)	$ 761	$ 784
2016-4A, A1 144A 3.750%, 11/25/56(1)(2)	3,141	3,246
2017-2A, A3 144A 4.000%, 3/25/57(1)(2)	1,384	1,442
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	1,556	1,614
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(2)(3)	1,430	1,430
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 3.743%, 3/25/35(2)	824	831
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(1)(2)	1,448	1,464
2019-INV1, A3 144A 4.500%, 11/25/48(1)(2)	478	494
2018-1, A2 (1 month LIBOR + 0.650%) 144A 2.668%, 6/25/57(1)(2)	764	761
Pretium Mortgage Credit Partners I LLC
2019-NPL3, A1 144A 3.105%, 7/27/59(1)(2)	1,625	1,626
2019-NPL1, A1 144A 4.213%, 7/25/60(1)(2)	762	768
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(1)	690	692
2018-SFR2, B 144A 3.841%, 8/17/35(1)	1,750	1,778
2019-SFR3, B 144A 2.571%, 9/17/36(1)	685	682
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(1)(2)	1,771	1,784
2019-2A, A1 144A 3.967%, 4/25/24(1)(2)	968	978
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(1)(2)	944	948
Residential Mortgage Loan Trust
2019-1, A1 144A 3.936%, 10/25/58(1)(2)	1,044	1,057
2019-2, A1 144A 2.913%, 5/25/59(1)(2)	587	589
Sequoia Mortgage Trust
2015-4, A1 144A 3.000%, 11/25/30(1)(2)	1,857	1,888
2018-CH2, A12 144A 4.000%, 6/25/48(1)(2)	434	438
Spruce Hill Mortgage Loan Trust 2019-SH1, A1 144A 3.395%, 4/29/49(1)(2)	2,143	2,156
Starwood Mortgage Residential Trust
2018-IMC1, A1 144A 3.793%, 3/25/48(1)(2)	2,018	2,048
	Par Value	Value

Non-Agency—continued
2019-IMC1, A1 144A 3.468%, 2/25/49(1)(2)	$ 871	$ 881
Starwood Waypoint Homes Trust 2017-1, A (1 month LIBOR + 0.950%) 144A 2.978%, 1/17/35(1)(2)	652	652
Structured Adjustable Rate Mortgage Loan Trust
2004-1, 6A 4.665%, 2/25/34(2)	394	401
2004-4, 3A1 4.608%, 4/25/34(2)	71	73
2004-4, 3A2 4.608%, 4/25/34(2)	341	354
2004-14, 7A 4.385%, 10/25/34(2)	128	130
Structured Asset Securities Corp. 2003-37A, 2A 4.449%, 12/25/33(2)	83	85
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 2003-34A, 6A 4.622%, 11/25/33(2)	205	209
Sutherland Commercial Mortgage Loans 2018-SBC7, A 144A 4.720%, 5/25/39(1)(2)	765	773
Thornburg Mortgage Securities Trust 2004-2, A1 (1 month LIBOR + 0.620%) 2.638%, 6/25/44(2)	1,121	1,122
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 2.918%, 4/25/48(1)(2)	929	930
2015-3, A1B 144A 3.000%, 3/25/54(1)(2)	228	229
2016-1, A1B 144A 2.750%, 2/25/55(1)(2)	377	378
2015-5, A1B 144A 2.750%, 5/25/55(1)(2)	465	466
2015-5, A2 144A 3.500%, 5/25/55(1)(2)	275	280
2016-2, A1 144A 3.000%, 8/25/55(1)(2)	1,645	1,658
2016-3, A1 144A 2.250%, 4/25/56(1)(2)	572	570
2016-4, A1 144A 2.250%, 7/25/56(1)(2)	984	978
2017-1, A1 144A 2.750%, 10/25/56(1)(2)	1,782	1,799
2018-6, A1A 144A 3.750%, 3/25/58(1)(2)	629	646
2019-1, A1 144A 3.750%, 3/25/58(1)(2)	699	734
2018-4, A1 144A 3.000%, 6/25/58(1)(2)	1,631	1,671
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(2)	986	994
See Notes to Financial Statements.
41

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-MH1, A1 144A 3.000%, 11/25/58(1)(2)	$ 1,355	$ 1,364
Tricon American Homes Trust 2017-SFR1, A 144A 2.716%, 9/17/34(1)	777	781
VCAT LLC 2019-NPL1, A1 144A 4.360%, 2/25/49(1)(2)	665	670
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A 3.000%, 5/25/47(1)(2)	74	74
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(1)(2)	790	793
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(1)(2)	891	892
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(1)(2)	1,429	1,432
Vericrest Opportunity Loan Trust LXX LLC 2018-NPL6, A1A 144A 4.115%, 9/25/48(1)(2)	281	282
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(1)(2)	988	995
Verus Securitization Trust
2017-1A, A1 144A 2.853%, 1/25/47(1)(2)	92	92
2017-2A, A1 144A 2.485%, 7/25/47(1)(2)	467	465
2018-1, A1 144A 2.929%, 2/25/48(1)(2)	1,766	1,766
2018-INV1, A3 144A 4.052%, 3/25/58(1)(2)	456	458
2018-2, A1 144A 3.677%, 6/1/58(1)(2)	2,520	2,534
2018-2, B1 144A 4.426%, 6/1/58(1)(2)	445	451
2019-1, A1 144A 3.836%, 2/25/59(1)(2)	1,235	1,249
2019-2, A1 144A 3.211%, 4/25/59(1)(2)	935	940
2019-INV2, A1 144A 2.913%, 7/25/59(1)(2)	493	491
2019-INV1, A1 144A 3.402%, 12/25/59(1)(2)	907	914
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	1,035	1,102
	Par Value	Value

Non-Agency—continued
2015-LC20, A5 3.184%, 4/15/50	$ 1,030	$ 1,077
Wells Fargo Mortgage Backed Securities Trust
2003-G, A1 4.761%, 6/25/33(2)	34	35
2003-J, 2A1 4.378%, 10/25/33(2)	79	81
2003-J, 5A1 4.482%, 10/25/33(2)	162	168
2004-A, A1 5.002%, 2/25/34(2)	33	35
2004-K, 1A2 4.992%, 7/25/34(2)	129	132
2004-U, A1 4.787%, 10/25/34(2)	38	39
2004-Z, 2A1 4.967%, 12/25/34(2)	62	64
2005-AR12, 2A5 4.995%, 6/25/35(2)	941	977
2005-14, 2A1 5.500%, 12/25/35	36	38
		162,875

Total Mortgage-Backed Securities (Identified Cost $165,381)		167,253

Asset-Backed Securities—31.2%
Auto Floor Plan—0.2%
NextGear Floorplan Master Owner Trust 2017-2A, A2 144A 2.560%, 10/17/22(1)	920	924
Automobiles—18.9%
ACC Trust
2018-1, A 144A 3.700%, 12/21/20(1)	125	125
2019-1, A 144A 3.750%, 5/20/22(1)	1,185	1,196
American Credit Acceptance Receivables Trust
2017-2, C 144A 2.860%, 6/12/23(1)	338	338
2018-3, C 144A 3.750%, 10/15/24(1)	1,090	1,100
2018-4, C 144A 3.970%, 1/13/25(1)	1,110	1,128
2019-1, C 144A 3.500%, 4/14/25(1)	1,200	1,221
2019-2, C 144A 3.170%, 6/12/25(1)	1,040	1,051
	Par Value	Value

Automobiles—continued
AmeriCredit Automobile Receivables Trust
2015-3, C 2.730%, 3/8/21	$ 136	$ 136
2015-4, C 2.880%, 7/8/21	413	414
2016-4, C 2.410%, 7/8/22	725	726
2017-1, C 2.710%, 8/18/22	915	922
2018-1, D 3.820%, 3/18/24	975	1,012
2019-1, C 3.360%, 2/18/25	1,200	1,232
Avid Automobile Receivables Trust 2018-1, A 144A 2.840%, 8/15/23(1)	327	327
Avis Budget Rental Car Funding LLC
(AESOP) 2015-2A, A 144A 2.630%, 12/20/21(1)	910	913
(AESOP) 2016-1A, A 144A 2.990%, 6/20/22(1)	800	809
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	1,110	1,133
California Republic Auto Receivables Trust
2015-3, B 2.700%, 9/15/21	650	650
2016-1, B 3.430%, 2/15/22	785	792
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(1)	920	929
CarMax Auto Owner Trust
2016-2, B 2.160%, 12/15/21	750	750
2017-1, B 2.540%, 9/15/22	900	909
2019-1, C 3.740%, 1/15/25	1,175	1,232
CarNow Auto Receivables Trust
2017-1A, A 144A 2.920%, 9/15/22(1)	92	92
2019-1A, A 144A 2.720%, 11/15/22(1)	1,170	1,171
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(1)	1,195	1,232
See Notes to Financial Statements.
42

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2019-3A, C 144A 2.710%, 10/15/24(1)	$ 1,580	$ 1,583
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	362	361
Chrysler Capital Auto Receivables Trust 2015-BA, D 144A 4.170%, 1/16/23(1)	965	968
CPS Auto Receivables Trust
2017-C, B 144A 2.300%, 7/15/21(1)	238	238
2017-D, B 144A 2.430%, 1/18/22(1)	859	859
2018-C, D 144A 4.400%, 6/17/24(1)	905	936
Credit Acceptance Auto Loan Trust 2018-1A, A 144A 3.010%, 2/16/27(1)	505	508
Drive Auto Receivables Trust
2.900%, 8/15/25	1,255	1,267
2016-CA, C 144A 3.020%, 11/15/21(1)	189	189
2017-AA, C 144A 2.980%, 1/18/22(1)	219	219
2018-4, D 4.090%, 1/15/26	220	226
2019-1, C 3.780%, 4/15/25	1,175	1,199
2019-4, C 2.510%, 11/17/25	1,120	1,121
DT Auto Owner Trust
2018-1A, C 144A 3.470%, 12/15/23(1)	910	915
2018-3A, C 144A 3.790%, 7/15/24(1)	1,835	1,874
2019-1A, C 144A 3.610%, 11/15/24(1)	800	816
2019-2A, B 144A 2.990%, 4/17/23(1)	1,040	1,049
2019-2A, C 144A 3.180%, 2/18/25(1)	1,040	1,055
Exeter Automobile Receivables Trust
2015-2A, C 144A 3.900%, 3/15/21(1)	240	240
2016-3A, B 144A 2.840%, 8/16/21(1)	314	314
2017-1A, B 144A 3.000%, 12/15/21(1)	300	300
2017-3A, B 144A 2.810%, 9/15/22(1)	545	547
	Par Value	Value

Automobiles—continued
2018-1A, C 144A 3.030%, 1/17/23(1)	$ 2,200	$ 2,211
2018-2A, C 144A 3.690%, 3/15/23(1)	915	926
2018-3A, C 144A 3.710%, 6/15/23(1)	1,105	1,124
2019-1A, C 144A 3.820%, 12/16/24(1)	1,165	1,193
2019-3A, C 144A 2.790%, 5/15/24(1)	1,060	1,067
First Investors Auto Owner Trust
2016-2A, C 144A 2.530%, 7/15/22(1)	1,490	1,491
2017-1A, D 144A 3.600%, 4/17/23(1)	880	895
2017-2A, B 144A 2.650%, 11/15/22(1)	900	902
2018-1A, D 144A 4.110%, 6/17/24(1)	1,175	1,205
2019-1A, C 144A 3.260%, 3/17/25(1)	1,240	1,268
Flagship Credit Auto Trust
2015-2, C 144A 4.080%, 12/15/21(1)	461	463
2016-2, B 144A 3.840%, 9/15/22(1)	1,305	1,311
2016-3, D 144A 3.890%, 11/15/22(1)	1,635	1,665
2019-1, C 144A 3.600%, 2/18/25(1)	1,400	1,443
2019-2, C 144A 3.090%, 5/15/25(1)	1,250	1,273
Foursight Capital Automobile Receivables Trust
2016-1, A2 144A 2.870%, 10/15/21(1)	103	103
2017-1, B 144A 3.050%, 12/15/22(1)	855	860
2018-1, C 144A 3.680%, 8/15/23(1)	910	930
GLS Auto Receivables Issuer Trust
2019-1A, B 144A 3.650%, 12/16/24(1)	1,250	1,275
2019-2A, B 144A 3.320%, 3/15/24(1)	1,240	1,257
2019-3A, B 144A 2.720%, 6/17/24(1)	1,285	1,289
	Par Value	Value

Automobiles—continued
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	$ 560	$ 563
2018-1A, A 144A 2.820%, 7/15/22(1)	358	359
2018-3A, C 144A 4.180%, 7/15/24(1)	1,340	1,385
GM Financial Consumer Automobile 2017-1A, B 144A 2.300%, 6/16/23(1)	915	916
Hertz Vehicle Financing II LP
2015-1A, A 144A 2.730%, 3/25/21(1)	735	736
2015-3A, A 144A 2.670%, 9/25/21(1)	925	928
2016-4A, A 144A 2.650%, 7/25/22(1)	2,140	2,148
2019-1A, A 144A 3.710%, 3/25/23(1)	970	999
Hyundai Auto Lease Securitization Trust 2018-A, A2A 144A 2.550%, 8/17/20(1)	139	139
Hyundai Auto Receivables Trust 2015-C, B 2.150%, 11/15/21	1,137	1,137
OneMain Direct Auto Receivables Trust
2017-2A, C 144A 2.820%, 7/15/24(1)	925	928
2018-1A, C 144A 3.850%, 10/14/25(1)	1,030	1,059
Santander Drive Auto Receivables Trust
2016-1, C 3.090%, 4/15/22	417	418
2017-1, C 2.580%, 5/16/22	664	665
2018-2, C 3.350%, 7/17/23	920	930
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	1,115	1,115
Tesla Auto Lease Trust
2018-A, A 144A 2.320%, 12/20/19(1)	32	32
2018-B, B 144A 4.120%, 10/20/21(1)	925	949
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(1)	877	891
See Notes to Financial Statements.
43

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(1)	$ 1,035	$ 1,044
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(1)	825	839
Westlake Automobile Receivables Trust
2017-2A, C 144A 2.590%, 12/15/22(1)	910	911
2018-1A, C 144A 2.920%, 5/15/23(1)	1,733	1,739
2018-2A, D 144A 4.000%, 1/16/24(1)	1,285	1,313
2018-3A, C 144A 3.610%, 10/16/23(1)	1,348	1,370
		85,988

Home Equity Loans—0.1%
Asset Backed Funding Certificates 2005-AQ1, A6 4.721%, 1/25/35(2)	23	24
Bayview Financial Acquisition Trust 2007-A, 1A2 6.205%, 5/28/37(2)	47	47
Centex Home Equity Loan Trust 2004-D, AF5 5.850%, 9/25/34(2)	132	133
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	62	61
		265

Other—11.5%
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	646	650
Amur Equipment Finance Receivables VI LLC 2018-2A, A2 144A 3.890%, 7/20/22(1)	1,014	1,027
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	509	514
2019-A, A 144A 3.140%, 7/16/40(1)	1,355	1,355
	Par Value	Value

Other—continued
Ascentium Equipment Receivables Trust 2018-1A, B 144A 3.460%, 11/13/23(1)	$ 1,480	$ 1,515
Avant Loans Funding Trust 2019-A, A 144A 3.480%, 7/15/22(1)	734	737
BRE Grand Islander Timeshare Issuer LLC
2017-1A, A 144A 2.940%, 5/25/29(1)	451	455
2019-A, A 144A 3.280%, 9/26/33(1)	1,117	1,138
BSPRT Issuer Ltd. 2019-FL5, A (1 month LIBOR + 1.150%) 144A 3.475%, 5/15/29(1)(2)	835	835
BXG Receivables Note Trust
2012-A, A 144A 2.660%, 12/2/27(1)	16	16
2013-A, A 144A 3.010%, 12/4/28(1)	614	612
2015-A, A 144A 2.880%, 5/2/30(1)	174	173
CCG Receivables Trust
2018-1, A2 144A 2.500%, 6/16/25(1)	1,706	1,709
2019-1, B 144A 3.220%, 9/14/26(1)	1,030	1,055
Conn’s Receivables Funding LLC 2018-A, B 144A 4.650%, 1/15/23(1)	410	413
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2, A 144A 2.470%, 10/15/26(1)	1,105	1,104
Consumer Loan Underlying Bond Credit Trust 2018-P2, A 144A 3.470%, 10/15/25(1)	505	508
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	1,128	1,155
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(1)	552	552
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)	919	928
2019-1A, B 144A 3.530%, 2/20/32(1)	1,270	1,271
Foundation Finance Trust
2017-1A, A 144A 3.300%, 7/15/33(1)	839	843
	Par Value	Value

Other—continued
2019-1A, A 144A 3.860%, 11/15/34(1)	$ 1,000	$ 1,023
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	115	115
GreatAmerica Leasing Receivables Funding LLC 2017-1, A4 144A 2.360%, 1/20/23(1)	905	905
Hilton Grand Vacations Trust
2014-AA, A 144A 1.770%, 11/25/26(1)	72	72
2017-AA, A 144A 2.660%, 12/26/28(1)	420	421
2018-AA, A 144A 3.540%, 2/25/32(1)	914	943
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(1)	1,095	1,135
Mariner Finance Issuance Trust 2019-AA, A 144A 2.960%, 7/20/32(1)	1,045	1,058
Marlette Funding Trust
2018-1A, A 144A 2.610%, 3/15/28(1)	54	54
2018-3A, A 144A 3.200%, 9/15/28(1)	313	314
2019-2A, A 144A 3.130%, 7/16/29(1)	1,014	1,022
MVW Owner Trust
2015-1A, B 144A 2.960%, 12/20/32(1)	131	131
2016-1A, A 144A 2.250%, 12/20/33(1)	623	619
2017-1A, A 144A 2.420%, 12/20/34(1)	541	542
2019-1A, A 144A 2.890%, 11/20/36(1)	1,167	1,188
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	1,895	1,928
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(1)	905	919
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	250	253
See Notes to Financial Statements.
44

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Other—continued
Orange Lake Timeshare Trust
2015-AA, A 144A 2.880%, 9/8/27(1)	$ 140	$ 140
2018-A, A 144A 3.100%, 11/8/30(1)	202	205
2019-A, B 144A 3.360%, 4/9/38(1)	1,123	1,142
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(1)	1,245	1,258
Sierra Timeshare Conduit Receivables Funding LLC 2017-1A, A 144A 2.910%, 3/20/34(1)	474	478
Sierra Timeshare Receivables Funding LLC
2016-1A, A 144A 3.080%, 3/21/33(1)	143	144
2016-2A, A 144A 2.330%, 7/20/33(1)	183	182
2018-2A, A 144A 3.500%, 6/20/35(1)	483	493
2019-1A, B 144A 3.420%, 1/20/36(1)	893	908
2019-2A, B 144A 2.820%, 5/20/36(1)	973	982
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(1)	1,300	1,299
SoFi Consumer Loan Program LLC
2016-3, A 144A 3.050%, 12/26/25(1)	361	362
2017-1, A 144A 3.280%, 1/26/26(1)	514	518
2017-5, A2 144A 2.780%, 9/25/26(1)	489	490
2017-6, A2 144A 2.820%, 11/25/26(1)	851	854
SoFi Consumer Loan Program Trust
2018-2, A2 144A 3.350%, 4/26/27(1)	2,160	2,178
2018-3, A1 144A 3.200%, 8/25/27(1)	101	101
2019-3, A 144A 2.900%, 5/25/28(1)	1,053	1,060
Springleaf Funding Trust 2016-AA, A 144A 2.900%, 11/15/29(1)	387	387
	Par Value	Value

Other—continued
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(1)	$ 1,013	$ 1,014
Upgrade Receivables Trust 2019-1A, A 144A 3.480%, 3/15/25(1)	792	795
Upstart Securitization Trust
2017-2, B 144A 3.748%, 3/20/25(1)	726	728
2019-1, A 144A 3.450%, 4/20/26(1)	1,617	1,621
2019-2, A 144A 2.897%, 9/20/29(1)	1,229	1,232
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(1)	536	535
2017-A, A 144A 2.330%, 3/20/35(1)	512	511
Welk Resorts LLC
2013-AA, A 144A 3.100%, 3/15/29(1)	38	38
2015-AA, A 144A 2.790%, 6/16/31(1)	103	104
Westgate Resorts LLC
2016-1A, A 144A 3.500%, 12/20/28(1)	398	400
2018-1A, A 144A 3.380%, 12/20/31(1)	1,089	1,101
		52,467

Student Loan—0.5%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(1)	450	452
DRB Prime Student Loan Trust 2015-D, A3 144A 2.500%, 1/25/36(1)	33	33
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	377	378
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	920	933
SLM Private Education Loan Trust 2013-B, A2A 144A 1.850%, 6/17/30(1)	18	18
SoFi Professional Loan Program LLC
2014-B, A2 144A 2.550%, 8/27/29(1)	157	157
	Par Value	Value

Student Loan—continued
2015-A, A2 144A 2.420%, 3/25/30(1)	$ 58	$ 58
2016-A, A2 144A 2.760%, 12/26/36(1)	210	212
2017-C, A2A 144A 1.750%, 7/25/40(1)	82	82
		2,323

Total Asset-Backed Securities (Identified Cost $140,440)		141,967

Corporate Bonds and Notes—21.4%
Communication Services—1.6%
AT&T, Inc.
(3 month LIBOR + 0.890%) 3.065%, 2/15/23(2)	475	476
(3 month LIBOR + 1.180%) 3.312%, 6/12/24(2)	805	820
Comcast Corp. 3.950%, 10/15/25	384	418
Crown Castle International Corp. 4.875%, 4/15/22	930	989
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	470	487
Discovery Communications LLC 3.300%, 5/15/22	1,320	1,351
Sirius XM Radio, Inc. 144A 4.625%, 7/15/24(1)	190	197
Sprint Spectrum Co. LLC 144A 3.360%, 9/20/21(1)	963	966
Tencent Holdings Ltd. 144A 3.280%, 4/11/24(1)	467	480
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 3.258%, 5/15/25(2)	986	1,001
		7,185

Consumer Discretionary—1.2%
Aptiv Corp. 4.150%, 3/15/24	735	778
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	735	774
Daimler Finance North America LLC 144A 2.200%, 10/30/21(1)	1,195	1,192
See Notes to Financial Statements.
45

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
General Motors Financial Co., Inc.
3.700%, 11/24/20	$ 670	$ 679
3.200%, 7/6/21	975	985
GLP Capital LP 5.250%, 6/1/25	640	705
TRI Pointe Group, Inc. 5.875%, 6/15/24	175	187
		5,300

Consumer Staples—0.9%
Altria Group, Inc.
3.490%, 2/14/22	46	47
3.800%, 2/14/24	1,031	1,078
4.400%, 2/14/26	56	60
BAT Capital Corp. (3 month LIBOR + 0.880%) 3.038%, 8/15/22(2)	1,030	1,036
Campbell Soup Co.
3.300%, 3/15/21	225	228
3.650%, 3/15/23	555	577
Conagra Brands, Inc. 4.300%, 5/1/24	1,090	1,170
		4,196

Energy—1.9%
Boardwalk Pipelines LP 4.950%, 12/15/24	630	674
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	870	883
Energy Transfer Partners LP 4.500%, 11/1/23	310	329
Kinder Morgan, Inc.
3.150%, 1/15/23	1,005	1,030
144A 5.625%, 11/15/23(1)	305	339
MPLX LP 144A 3.500%, 12/1/22(1)	1,000	1,028
Occidental Petroleum Corp.
4.850%, 3/15/21	422	436
2.900%, 8/15/24	1,271	1,281
Petroleos Mexicanos 4.625%, 9/21/23	855	880
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	1,475	1,589
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	240	241
		8,710

Financials—8.3%
AerCap Ireland Capital DAC 3.950%, 2/1/22	1,085	1,121
Ares Capital Corp. 3.500%, 2/10/23	740	745
	Par Value	Value

Financials—continued
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	$ 1,058	$ 1,094
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(4)(5)	520	554
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(1)	755	790
Bank of America Corp.
4.200%, 8/26/24	2,155	2,312
3.950%, 4/21/25	420	446
(3 month LIBOR + 0.770%) 3.057%, 2/5/26(2)	705	698
Capital One N.A. 2.950%, 7/23/21	1,085	1,099
Citadel LP 144A 4.875%, 1/15/27(1)	450	459
Citigroup, Inc. (3 month LIBOR + 1.250%) 3.349%, 7/1/26(2)	1,080	1,096
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(1)	935	947
First Tennessee Bank N.A. 2.950%, 12/1/19	250	250
FS KKR Capital Corp. 4.250%, 1/15/20	176	176
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	350	350
3.000%, 4/26/22	900	910
4.250%, 10/21/25	715	766
(3 month LIBOR + 1.170%) 3.328%, 5/15/26(2)	900	905
(3 month LIBOR + 1.750%) 4.006%, 10/28/27(2)	2,015	2,077
Guanay Finance Ltd. 144A 6.000%, 12/15/20(1)	737	744
HSBC Holdings plc
2.950%, 5/25/21	860	869
(3 month LIBOR + 1.500%) 3.789%, 1/5/22(2)	476	485
Huntington Bancshares, Inc. 7.000%, 12/15/20	245	259
ICAHN Enterprises LP 144A 6.250%, 5/15/26(1)	1,060	1,110
Industrial & Commercial Bank of China Ltd.
3.231%, 11/13/19	250	250
2.957%, 11/8/22	370	373
(3 month LIBOR + 0.750%) 2.937%, 11/8/20(2)	370	370
	Par Value	Value

Financials—continued
JPMorgan Chase & Co. 3.876%, 9/10/24	$ 1,260	$ 1,342
Lincoln National Corp.
4.200%, 3/15/22	470	492
(3 month LIBOR + 2.040%) 4.318%, 4/20/67(2)(6)	75	60
Metropolitan Life Global Funding I 144A 2.500%, 12/3/20(1)	650	654
Mizuho Financial Group, Inc. 2.273%, 9/13/21	565	565
Morgan Stanley
4.100%, 5/22/23	730	769
(3 month LIBOR + 0.930%) 3.208%, 7/22/22(2)	725	731
(3 month LIBOR + 1.400%) 3.683%, 10/24/23(2)	730	743
Navient Corp. 5.875%, 10/25/24	810	816
Prudential Financial, Inc. 5.625%, 6/15/43(6)	73	78
Santander Holdings USA, Inc.
4.450%, 12/3/21	932	973
3.700%, 3/28/22	735	753
3.500%, 6/7/24	840	862
SBA Tower Trust
144A 3.156%, 10/8/20(1)	750	751
144A 2.877%, 7/9/21(1)	800	803
144A 3.168%, 4/11/22(1)	730	737
Synchrony Financial 4.375%, 3/19/24	1,220	1,295
Toronto-Dominion Bank (The) 2.650%, 6/12/24	723	737
Turkiye Is Bankasi AS 144A 5.500%, 4/21/22(1)	800	789
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(1)	400	404
Wells Fargo & Co. (3 month LIBOR + 1.230%) 3.486%, 10/31/23(2)	2,060	2,091
		37,700

Health Care—1.7%
AbbVie, Inc.
2.300%, 5/14/21	495	496
3.375%, 11/14/21	99	102
3.200%, 11/6/22	45	46
2.850%, 5/14/23	495	504
Allergan Funding SCS 3.000%, 3/12/20	85	85
Anthem, Inc. 2.375%, 1/15/25	665	661
See Notes to Financial Statements.
46

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Health Care—continued
Becton Dickinson & Co.
2.894%, 6/6/22	$ 322	$ 327
3.363%, 6/6/24	192	200
CVS Health Corp. (3 month LIBOR + 0.720%) 2.822%, 3/9/21(2)	265	266
HCA, Inc. 5.375%, 2/1/25	570	623
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	435	437
Takeda Pharmaceutical Co., Ltd. 144A 4.000%, 11/26/21(1)	895	927
Tenet Healthcare Corp. 4.625%, 7/15/24	550	565
Zimmer Biomet Holdings, Inc.
3.150%, 4/1/22	1,200	1,223
(3 month LIBOR + 0.750%) 2.914%, 3/19/21(2)	1,100	1,100
		7,562

Industrials—1.2%
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	656	678
Avolon Holdings Funding Ltd. 144A 3.950%, 7/1/24(1)	745	764
CNH Industrial N.V. 4.500%, 8/15/23	1,314	1,392
Park Aerospace Holdings Ltd. 144A 4.500%, 3/15/23(1)	319	331
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(1)	895	947
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	445	478
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	880	930
		5,520

Information Technology—1.3%
Broadcom Corp. 2.375%, 1/15/20	1,170	1,170
Broadcom, Inc. 144A 3.625%, 10/15/24(1)	1,315	1,338
Dell International LLC 144A 4.000%, 7/15/24(1)	395	413
Hewlett Packard Enterprise Co.
3.500%, 10/5/21	900	923
2.250%, 4/1/23	660	658
	Par Value	Value

Information Technology—continued
(3 month LIBOR + 0.720%) 3.009%, 10/5/21(2)	$ 145	$ 145
VMware, Inc. 2.950%, 8/21/22	1,295	1,314
		5,961

Materials—0.8%
ArcelorMittal 6.125%, 6/1/25	585	658
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	200	201
DuPont de Nemours, Inc.
3.766%, 11/15/20	146	149
(3 month LIBOR + 0.710%) 2.868%, 11/15/20(2)	243	244
Glencore Funding LLC 144A 4.125%, 5/30/23(1)	900	943
GTL Trade Finance, Inc. 144A 5.893%, 4/29/24(1)	312	341
SABIC Capital II BV 144A 4.000%, 10/10/23(1)	300	316
Syngenta Finance NV
144A 3.698%, 4/24/20(1)	365	366
144A 3.933%, 4/23/21(1)	365	372
		3,590

Real Estate—0.5%
Corporate Office Properties LP 3.700%, 6/15/21	220	223
iStar, Inc. 5.250%, 9/15/22	380	388
Office Properties Income Trust 4.150%, 2/1/22	580	593
Service Properties Trust
4.500%, 6/15/23	420	432
4.650%, 3/15/24	430	442
4.350%, 10/1/24	455	461
		2,539

Utilities—2.0%
CenterPoint Energy, Inc. 3.850%, 2/1/24	1,260	1,330
DTE Energy Co. 2.529%, 10/1/24	1,074	1,077
Exelon Corp.
2.850%, 6/15/20	805	808
3.497%, 6/1/22	571	586
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	1,281	1,318
PNM Resources, Inc. 3.250%, 3/9/21	810	818
	Par Value	Value

Utilities—continued
PSEG Power LLC 3.850%, 6/1/23	$ 297	$ 314
Southern Co. (The) 2.950%, 7/1/23	920	939
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	735	750
Vistra Operations Co. LLC 144A 3.550%, 7/15/24(1)	1,040	1,047
		8,987

Total Corporate Bonds and Notes (Identified Cost $95,246)		97,250

Leveraged Loans(2)—3.5%
Aerospace—0.3%
TransDigm, Inc.
2018, Tranche E (1 month LIBOR + 2.500%) 4.544%, 5/30/25	229	228
2018, Tranche F (1 month LIBOR + 2.500%) 4.544%, 6/9/23	724	722
WestJet Airlines Ltd. Tranche B (3 month LIBOR + 3.000%) 0.000%, 8/7/26(7)	420	423
		1,373

Energy—0.0%
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 5.250%, 7/16/21(3)(8)	1	—
Financial—0.0%
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.044%, 12/27/22	188	188
Food / Tobacco—0.2%
Aramark Services, Inc.
Tranche B-2 (1 month LIBOR + 1.750%) 3.794%, 3/28/24	212	212
Tranche B-3 (1 month LIBOR + 1.750%) 3.794%, 3/11/25	345	345
US Foods, Inc. 2019, Tranche B (1 month LIBOR + 2.000%) 0.000%, 9/13/26(7)	215	216
		773

See Notes to Financial Statements.
47

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—0.2%
Berry Global, Inc. Tranche U (1 month LIBOR + 2.500%) 4.549%, 7/1/26	$ 728	$ 731
Gaming / Leisure—0.7%
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.250%) 4.166%, 9/15/23	699	700
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 4.294%, 4/18/24	608	609
Eldorado Resorts, Inc. (3 month LIBOR + 2.250%) 4.313%, 4/17/24	449	449
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 0.000%, 6/22/26(7)	578	581
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 4.550%, 6/8/23	355	356
Wyndham Hotels & Resorts, Inc. Tranche B (1 month LIBOR + 1.750%) 3.794%, 5/30/25	515	517
		3,212

Healthcare—0.6%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 4.789%, 11/27/25	179	180
(1 month LIBOR + 3.000%) 5.039%, 6/2/25	416	417
HCA, Inc. Tranche B-11 (1 month LIBOR + 1.750%) 3.794%, 3/18/23	1,779	1,783
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 3.854%, 6/11/25	528	528
		2,908

Information Technology—0.2%
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 4.050%, 9/19/25	819	822
	Par Value	Value

Manufacturing—0.0%
NCR Corp.
(1 month LIBOR + 2.500%) 4.550%, 8/28/26	$ 62	$ 62
(3 month LIBOR + 0.000%) 0.000%, 8/28/26(9)	70	70
		132

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.750%) 0.000%, 9/18/26(7)	670	673
Media / Telecom - Cable/Wireless Video—0.4%
Charter Communications Operating LLC Tranche B (1 month LIBOR + 2.000%) 4.050%, 4/30/25	823	827
CSC Holdings LLC
(3 month LIBOR + 2.500%) 0.000%, 4/15/27(7)	49	50
2018 (1 month LIBOR + 2.250%) 4.278%, 1/15/26	741	740
First Lien (3 month LIBOR + 2.500%) 0.000%, 4/15/27(7)(9)	230	230
		1,847

Media / Telecom - Diversified Media—0.1%
Crown Finance US, Inc. (1 month LIBOR + 2.250%) 4.294%, 2/28/25	311	309
Media / Telecom - Telecommunications—0.1%
Level 3 Financing, Inc. 2024, Tranche B (1 month LIBOR + 2.250%) 4.294%, 2/22/24	548	549
Media / Telecom - Wireless Communications—0.3%
CommScope, Inc. (1 month LIBOR + 3.250%) 5.294%, 4/4/26	760	757
SBA Senior Finance II LLC (1 month LIBOR + 2.000%) 4.050%, 4/11/25	400	400
		1,157

	Par Value	Value

Service—0.2%
J2 Acquisition Ltd. Tranche B, First Lien (3 month LIBOR + 2.500%) 0.000%, 9/25/26(7)	$ 150	$ 150
Trans Union LLC 2018, Tranche B-4 (1 month LIBOR + 2.000%) 4.112%, 6/19/25	791	793
		943

Utility—0.1%
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 4.320%, 12/31/20	345	347
(4 month LIBOR + 1.125%) 1.125%, 12/31/20(9)	115	115
		462

Total Leveraged Loans (Identified Cost $16,046)		16,079

	Shares
Preferred Stocks—0.8%
Financials—0.8%
Bank of New York Mellon Corp. (The) Series E, 4.950%	1,380 (10)	1,387
Citigroup, Inc. Series T, 6.250%	1,020 (10)	1,136
JPMorgan Chase & Co. Series Z, 5.300%	1,155 (10)	1,167
Wells Fargo & Co. Series K, 5.589%	174 (10)	176
		3,866

Total Preferred Stocks (Identified Cost $3,771)		3,866

Total Long-Term Investments—98.3% (Identified Cost $441,943)		447,492 (11)

See Notes to Financial Statements.
48

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Shares	Value

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(12)	7,591,888	$ 7,592
Total Short-Term Investment (Identified Cost $7,592)		7,592

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(12)(13)	553,250	553
Total Securities Lending Collateral (Identified Cost $553)		553

TOTAL INVESTMENTS—100.1% (Identified Cost $450,088)		$455,637
Other assets and liabilities, net—(0.1)%		(642)
NET ASSETS—100.0%		$454,995
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
P.O.	Principal Only Security
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $300,007 or 65.9% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	All or a portion of security is on loan.
(6)	Interest payments may be deferred.
(7)	This loan will settle after September 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	Represents unfunded portion of security and commitment fee earned on this portion.
(10)	Value shown as par value.
(11)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$141,967	$ —	$141,967	$ —
Corporate Bonds and Notes	97,250	—	97,250	—
Foreign Government Securities	2,675	—	2,675	—
Leveraged Loans	16,079	—	16,079	—
Mortgage-Backed Securities	167,253	—	163,575	3,678
U.S. Government Securities	18,402	—	18,402	—
Equity Securities:
Preferred Stocks	3,866	—	3,866	—
Securities Lending Collateral	553	553	—	—
Money Market Mutual Fund	7,592	7,592	—	—
Total Investments	$455,637	$8,145	$443,814	$3,678
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
Securities held by the Fund with an end of period value of $830 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
49

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Mortgage-Backed Securities	Leveraged Loans
Investments in Securities
Balance as of September 30, 2018:	$ 1,823	$ 1,823	$— (a)
Accrued discount/(premium)	2	2	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(b)	19	19	— (a)
Purchases	3,665	3,665	—
Sales (c)	(1,001)	(1,001)	—
Transfers from Level 3(d)	(830)	(830)	—
Balance as of September 30, 2019	$3,678 {e}	$ 3,678	$— (e)
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2019, was $13.
(c) Includes paydowns on securities.
(d) “Transfers into and/or from” represent the ending value as of September 30, 2019, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.”
(e) Includes internally fair valued security currently priced at $0.
See Notes to Financial Statements.
50

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—2.6%
U.S. Treasury Bill 0.000%, 8/13/20	$ 2,300	$ 2,265
U.S. Treasury Note
2.625%, 12/31/23	1,475	1,539
2.000%, 2/15/25	2,100	2,144
2.375%, 5/15/29	1,970	2,093
Total U.S. Government Securities (Identified Cost $7,924)		8,041

Municipal Bonds—0.1%
Michigan—0.0%
Tobacco Settlement Finance Authority Revenue Taxable Series A 7.309%, 6/1/46	130	132
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	310	298
Total Municipal Bonds (Identified Cost $438)		430

Foreign Government Securities—7.9%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	920	99
RegS 7.650%, 4/21/25(1)	1,500	161
Dominican Republic 144A 6.000%, 7/19/28(2)	795	868
Federal Republic of Nigeria 144A 7.875%, 2/16/32(2)	1,180	1,242
Kingdom of Abu Dhabi 144A 3.125%, 9/30/49(2)	400	387
Kingdom of Jordan 144A 5.750%, 1/31/27(2)	1,275	1,306
Kingdom of Morocco 144A 5.500%, 12/11/42(2)	800	954
Kingdom of Saudi Arabia
144A 4.375%, 4/16/29(2)	1,160	1,302
144A 4.500%, 10/26/46(2)	780	870
Republic of Angola 144A 8.250%, 5/9/28(2)	740	766
Republic of Egypt
144A 7.600%, 3/1/29(2)	750	794
144A 8.500%, 1/31/47(2)	460	487
	Par Value	Value

Foreign Government Securities—continued
Republic of Ghana
144A 7.625%, 5/16/29(2)	$ 395	$ 395
144A 8.125%, 3/26/32(2)	420	421
Republic of Kenya 144A 8.000%, 5/22/32(2)	925	969
Republic of Mongolia 144A 8.750%, 3/9/24(2)	540	603
Republic of Pakistan 144A 6.875%, 12/5/27(2)	235	232
Republic of South Africa
5.875%, 9/16/25	250	272
5.650%, 9/27/47	510	508
Republic of Sri Lanka
144A 6.750%, 4/18/28(2)	890	849
144A 7.550%, 3/28/30(2)	265	261
Republic of Turkey
4.875%, 10/9/26	1,195	1,105
6.000%, 3/25/27	625	614
7.625%, 4/26/29	1,105	1,174
Russian Federation 144A 5.625%, 4/4/42(2)	2,000	2,463
Sultanate of Oman
144A 5.375%, 3/8/27(2)	1,135	1,115
144A 5.625%, 1/17/28(2)	365	359
Ukraine 144A 7.375%, 9/25/32(2)	1,715	1,722
United Mexican States
4.150%, 3/28/27	460	487
4.500%, 4/22/29	555	603
Series M 6.500%, 6/9/22	16,410 MXN	827
Total Foreign Government Securities (Identified Cost $25,614)		24,215

Mortgage-Backed Securities—20.8%
Agency—1.0%
Federal National Mortgage Association
Pool #MA3088 4.000%, 8/1/47	1,999	2,099
Pool #MA3663 3.500%, 5/1/49	873	898
		2,997

Non-Agency—19.8%
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(2)(3)	518	528
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(2)	915	988
	Par Value	Value

Non-Agency—continued
2015-SFR1, A 144A 3.467%, 4/17/52(2)	$ 644	$ 669
2015-SFR2, C 144A 4.691%, 10/17/52(2)	1,011	1,102
Angel Oak Mortgage Trust I LLC
2018-2, A1 144A 3.674%, 7/27/48(2)(3)	799	806
2019-1, A1 144A 3.920%, 11/25/48(2)(3)	783	796
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(2)(3)	765	770
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(2)(3)	662	674
2019-1, A1 144A 3.805%, 1/25/49(2)(3)	473	484
2019-2, A1 144A 3.347%, 4/25/49(2)(3)	448	455
Banc of America Funding Trust
2004-D, 5A1 4.481%, 1/25/35(3)	533	538
2005-1, 1A1 5.500%, 2/25/35	261	267
2006-2, 3A1 6.000%, 3/25/36	125	127
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
2004-22CB, 1A1 6.000%, 10/25/34	242	248
2004-24CB, 1A1 6.000%, 11/25/34	55	57
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(2)	625	654
2017-SPL5, B1 144A 4.000%, 6/28/57(2)(3)	1,000	1,039
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	445	465
Bunker Hill Loan Depositary Trust
2019-1, A1 144A 3.613%, 10/26/48(2)(3)	1,534	1,551
2019-2, A1 144A 2.879%, 7/25/49(2)(3)	345	347
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(2)	785	820
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(2)(3)	491	495
See Notes to Financial Statements.
51

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%) 144A 3.148%, 6/15/34(2)(3)	$ 495	$ 496
Citigroup Commercial Mortgage Trust 2013-375P, B 144A 3.635%, 5/10/35(2)(3)	400	414
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(2)(3)	729	728
2015-A, A1 144A 3.500%, 6/25/58(2)(3)	225	228
2019-RP1, A1 144A 3.500%, 1/25/66(2)(3)	865	887
COLT Mortgage Loan Trust Funding LLC
2018-1, A1 144A 2.930%, 2/25/48(2)(3)	227	227
2019-1, A1 144A 3.705%, 3/25/49(2)(3)	443	449
2019-3, A1 144A 2.764%, 8/25/49(2)(3)	1,126	1,132
CoreVest American Finance Trust 2018-1, A 144A 3.804%, 6/15/51(2)	255	264
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 3.008%, 5/15/36(2)(3)	675	675
Credit Suisse Mortgage Capital Trust 2014-IVR2, A2 144A 3.761%, 4/25/44(2)(3)	216	217
Deephaven Residential Mortgage Trust
2017-1A, A2 144A 2.928%, 12/26/46(2)(3)	105	104
2017-2A, A2 144A 2.606%, 6/25/47(2)(3)	89	88
Ellington Financial Mortgage Trust
2017-1, A1 144A 2.687%, 10/25/47(2)(3)	596	594
2019-1, A1 144A 2.934%, 6/25/59(2)(3)	600	601
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(2)(3)	403	406
2018-2, A41 144A 4.500%, 10/25/58(2)(3)	422	432
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(2)(3)	507	512
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(3)	189	198
	Par Value	Value

Non-Agency—continued
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(2)(3)	$ 442	$ 447
2019-1, A1 144A 3.454%, 1/25/59(2)(3)	661	666
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31, AS 4.106%, 8/15/48	665	718
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(2)(3)	154	157
2014-5, B2 144A 2.982%, 10/25/29(2)(3)	297	293
2016-SH1, M2 144A 3.750%, 4/25/45(2)(3)	530	547
2016-SH2, M2 144A 3.750%, 12/25/45(2)(3)	676	705
2017-4, A3 144A 3.500%, 11/25/48(2)(3)	374	381
2018-8, A3 144A 4.000%, 1/25/49(2)(3)	484	493
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(2)(3)(4)	775	783
MASTR Alternative Loan Trust
2005-5, 2A3 5.500%, 7/25/25	425	430
2005-2, 2A1 6.000%, 1/25/35	302	320
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(2)(3)	113	114
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 3.218%, 6/25/52(2)(3)(4)	400	400
MetLife Securitization Trust
2017-1A, M1 144A 3.716%, 4/25/55(2)(3)	425	442
2019-1A, A1A 144A 3.750%, 4/25/58(2)(3)	739	763
Mill City Mortgage Loan Trust 2018-4, A1B 144A 3.500%, 4/25/66(2)(3)	1,830	1,873
New Residential Mortgage Loan Trust
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 2.768%, 1/25/48(2)(3)	684	682
2017-2A, A3 144A 4.000%, 3/25/57(2)(3)	602	627
2018-1A, A1A 144A 4.000%, 12/25/57(2)(3)	903	936
2019-NQM4, A1 144A 2.492%, 9/25/59(2)(3)(4)	700	700
	Par Value	Value

Non-Agency—continued
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(2)(3)	$ 1,204	$ 1,218
2019-INV1, A3 144A 4.500%, 11/25/48(2)(3)	635	655
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(2)(3)	635	635
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(2)	940	943
2018-SFR1, B 144A 3.484%, 3/17/35(2)	980	986
2018-SFR2, B 144A 3.841%, 8/17/35(2)	1,380	1,402
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(2)(3)	894	901
2019-2A, A1 144A 3.967%, 4/25/24(2)(3)	1,250	1,262
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(2)(3)	768	771
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	446	461
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(2)(3)	974	977
Sequoia Mortgage Trust 2013-8, B1 3.529%, 6/25/43(3)	660	677
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(2)(3)	573	580
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 2.918%, 4/25/48(2)(3)	965	965
2015-1, A2 144A 3.250%, 10/25/53(2)(3)	555	557
2016-1, M1 144A 3.500%, 2/25/55(2)(3)	380	388
2015-6, M1 144A 3.750%, 4/25/55(2)(3)	760	804
2015-5, A2 144A 3.500%, 5/25/55(2)(3)	690	702
2017-1, M1 144A 3.750%, 10/25/56(2)(3)	450	468
2019-1, A1 144A 3.750%, 3/25/58(2)(3)	704	738
2018-4, A1 144A 3.000%, 6/25/58(2)(3)	356	364
2018-SJ1, A1 144A 4.000%, 10/25/58(2)(3)	273	275
2015-2, 1M1 144A 3.250%, 11/25/60(2)(3)	710	722
See Notes to Financial Statements.
52

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(2)	$ 373	$ 376
2019-SFR1, C 144A 3.149%, 3/17/38(2)	610	611
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.728%, 5/10/45(2)(3)	610	611
VCAT LLC 2019-NPL1, A1 144A 4.360%, 2/25/49(2)(3)	406	410
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(2)(3)	507	509
Vericrest Opportunity Loan Trust LXII LLC 2017-NPL9, A1 144A 3.125%, 9/25/47(2)(3)	517	517
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(2)(3)	710	712
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(2)(3)	241	242
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(2)(3)	653	658
Verus Securitization Trust
2018-1, A1 144A 2.929%, 2/25/48(2)(3)	336	336
2018-2, B1 144A 4.426%, 6/1/58(2)(3)	760	770
2019-1, A1 144A 3.836%, 2/25/59(2)(3)	795	804
2019-INV1, A1 144A 3.402%, 12/25/59(2)(3)	597	602
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	665	708
2015-LC20, B 3.719%, 4/15/50	875	919
		61,245

Total Mortgage-Backed Securities (Identified Cost $63,240)		64,242

Asset-Backed Securities—8.3%
Automobiles—4.4%
ACC Trust
2018-1, B 144A 4.820%, 5/20/21(2)	685	690
	Par Value	Value

Automobiles—continued
2019-1, B 144A 4.470%, 10/20/22(2)	$ 640	$ 654
American Credit Acceptance Receivables Trust
2018-1, C 144A 3.550%, 4/10/24(2)	1,105	1,111
2018-4, C 144A 3.970%, 1/13/25(2)	790	803
DT Auto Owner Trust 2017-2A, D 144A 3.890%, 1/15/23(2)	1,180	1,189
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(2)	865	897
2019-1A, D 144A 4.130%, 12/16/24(2)	770	799
GLS Auto Receivables Trust
2017-1A, B 144A 2.980%, 12/15/21(2)	1,045	1,046
2017-1A, C 144A 3.500%, 7/15/22(2)	1,180	1,186
2018-1A, B 144A 3.520%, 8/15/23(2)	1,155	1,164
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(2)	660	679
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(2)	710	717
Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(2)	1,015	1,019
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(2)	670	676
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(2)	720	729
		13,359

Credit Card—0.1%
Genesis Sales Finance Master Trust 2019-AA, A 144A 4.680%, 8/20/23(2)	385	393
Other—3.8%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(2)	653	659
	Par Value	Value

Other—continued
2019-A, C 144A 4.010%, 7/16/40(2)	$ 915	$ 916
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(2)	905	931
BSPRT Issuer Ltd. 2019-FL5, A (1 month LIBOR + 1.150%) 144A 3.475%, 5/15/29(2)(3)	535	535
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(2)	791	812
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(2)	565	579
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(2)	219	220
ExteNet LLC 2019-1A, A2 144A 3.204%, 7/26/49(2)	425	430
FREED ABS Trust 2019-1, B 144A 3.870%, 6/18/26(2)	665	676
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(2)	233	234
Kabbage Funding LLC 2019-1, A 144A 3.825%, 3/15/24(2)	730	738
Primose Funding LLC 2019-1A, A2 144A 4.475%, 7/30/49(2)	745	744
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(2)	795	803
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(2)	655	670
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(2)	301	295
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	652	676
Upgrade Master Pass-Through-Trust 2019-ST1, A 144A 4.000%, 7/15/25(2)(4)	753	753
Upstart Securitization Trust 2018-1, B 144A 3.887%, 8/20/25(2)	214	215
See Notes to Financial Statements.
53

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Other—continued
Wendy’s Funding LLC 2019-1A, A2I 144A 3.783%, 6/15/49(2)	$ 823	$ 842
		11,728

Total Asset-Backed Securities (Identified Cost $25,166)		25,480

Corporate Bonds and Notes—47.0%
Communication Services—3.3%
America Movil SAB de C.V. 6.450%, 12/5/22	50 MXN	244
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(2)	773	715
Clear Channel Worldwide Holdings, Inc.
144A 9.250%, 2/15/24(2)	171	188
144A 5.125%, 8/15/27(2)	250	260
Consolidated Communications, Inc. 6.500%, 10/1/22	660	610
Diamond Sports Group LLC
144A 5.375%, 8/15/26(2)	320	332
144A 6.625%, 8/15/27(2)	620	642
Discovery Communications LLC 3.950%, 3/20/28	900	938
DISH DBS Corp.
5.875%, 7/15/22	300	312
7.750%, 7/1/26	280	285
Frontier Communications Corp.
8.500%, 4/15/20(5)	254	132
11.000%, 9/15/25	400	181
144A 8.500%, 4/1/26(2)	245	245
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(2)	430	439
iHeartCommunications, Inc.
6.375%, 5/1/26(5)	28	30
8.375%, 5/1/27	51	55
144A 5.250%, 8/15/27(2)	55	57
Escrow 0.000%, 5/1/23(4)	465	—
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	500	511
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(2)	513	444
Meredith Corp. 6.875%, 2/1/26	436	443
Sirius XM Radio, Inc.
144A 4.625%, 7/15/24(2)	160	166
144A 5.500%, 7/1/29(2)	325	347
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(2)	750	814
	Par Value	Value

Communication Services—continued
Telesat Canada 144A 6.500%, 10/15/27(2)	$ 665	$ 677
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(2)	1,055	1,131
		10,198

Consumer Discretionary—4.2%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	625	595
Beazer Homes USA, Inc. 5.875%, 10/15/27	586	569
Boyd Gaming Corp. 6.000%, 8/15/26	170	179
Brookfield Residential Properties, Inc. 144A 6.250%, 9/15/27(2)	915	920
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	775	816
Caesars Resort Collection LLC 144A 5.250%, 10/15/25(2)	363	371
Downstream Development Authority of The Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(2)	451	480
Eldorado Resorts, Inc. 6.000%, 9/15/26	214	234
Expedia Group, Inc. 144A 3.250%, 2/15/30(2)	360	359
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	746	774
GLP Capital LP 5.250%, 6/1/25	600	661
Golden Nugget, Inc. 144A 8.750%, 10/1/25(2)	375	391
IAA, Inc. 144A 5.500%, 6/15/27(2)	160	169
Lear Corp. 3.800%, 9/15/27	835	840
MGM Growth Properties Operating Partnership LP 144A 5.750%, 2/1/27(2)	380	427
Michaels Stores, Inc. 144A 8.000%, 7/15/27(2)	310	310
Neiman Marcus Group Ltd. LLC 144A 8.000%, 10/25/24(2)	428	125
Panther BF Aggregator 2 LP
144A 6.250%, 5/15/26(2)	45	47
144A 8.500%, 5/15/27(2)	445	451
PulteGroup, Inc. 7.875%, 6/15/32	525	640
Scientific Games International, Inc.
6.625%, 5/15/21	383	388
144A 8.250%, 3/15/26(2)	240	256
Tenneco, Inc. 5.000%, 7/15/26(5)	440	361
	Par Value	Value

Consumer Discretionary—continued
Under Armour, Inc. 3.250%, 6/15/26	$ 640	$ 617
Vista Outdoor, Inc. 5.875%, 10/1/23(5)	616	567
Weekley Homes LLC 6.625%, 8/15/25	685	687
William Lyon Homes, Inc. 6.000%, 9/1/23	821	854
		13,088

Consumer Staples—1.5%
Albertson’s Cos. LLC
5.750%, 3/15/25	615	633
144A 5.875%, 2/15/28(2)	90	95
Altria Group, Inc.
4.400%, 2/14/26	126	135
4.800%, 2/14/29	960	1,053
Bacardi Ltd. 144A 4.700%, 5/15/28(2)	780	852
Chobani LLC 144A 7.500%, 4/15/25(2)	785	752
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(2)	434	383
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(2)	800	850
		4,753

Energy—8.2%
Afren plc 144A 11.500%, 2/1/16(1)(2)(4)	464	— (6)
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	660	652
Blue Racer Midstream LLC 144A 6.625%, 7/15/26(2)	750	741
Callon Petroleum Co. 6.125%, 10/1/24	290	286
CGG SA PIK Interest Capitalization, (3 month LIBOR + 4.000%) 144A 6.152%, 2/21/24(2)(7)	5	6
Cheniere Energy Partners LP 5.625%, 10/1/26	332	352
Citgo Holding, Inc. 144A 9.250%, 8/1/24(2)	55	58
CrownRock LP 144A 5.625%, 10/15/25(2)	670	674
Denbury Resources, Inc.
144A 9.250%, 3/31/22(2)	251	220
144A 7.750%, 2/15/24(2)	327	253
Encana Corp. 8.125%, 9/15/30	330	427
EP Energy LLC
144A 9.375%, 5/1/24(1)(2)	145	4
See Notes to Financial Statements.
54

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Energy—continued
144A 8.000%, 11/29/24(1)(2)(5)	$ 217	$ 83
144A 7.750%, 5/15/26(1)(2)	190	142
Gazprom OAO Via Gaz Capital S.A. RegS 7.288%, 8/16/37(8)(9)	730	967
Geopark Ltd. 144A 6.500%, 9/21/24(2)	760	782
HollyFrontier Corp. 5.875%, 4/1/26	900	1,008
KazMunayGas National Co. JSC 144A 4.750%, 4/19/27(2)	1,705	1,845
Kinder Morgan, Inc. 7.750%, 1/15/32	1,115	1,535
Kosmos Energy Ltd. 144A 7.125%, 4/4/26(2)	655	675
MPLX LP 4.000%, 3/15/28	707	737
Nabors Industries, Inc. 5.500%, 1/15/23	620	510
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A 7.720%, 12/1/26(2)(10)	865	226
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (2)(11)	124	1
Pertamina Persero PT
144A 3.650%, 7/30/29(2)	255	262
144A 6.450%, 5/30/44(2)	2,075	2,669
Petrobras Global Finance B.V.
7.375%, 1/17/27	922	1,114
5.750%, 2/1/29	1,395	1,539
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	1,580	126
Petroleos Mexicanos
4.625%, 9/21/23	315	324
6.500%, 3/13/27	730	760
5.350%, 2/12/28	560	535
6.375%, 1/23/45	610	566
144A 6.840%, 1/23/30(2)	765	791
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	795	843
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)(2)(5)	375	270
Sinopec Group Overseas Development 2017 Ltd. 144A 3.625%, 4/12/27(2)	700	737
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30	855	1,022
Targa Resources Partners LP 5.875%, 4/15/26	343	362
	Par Value	Value

Energy—continued
Transocean, Inc. 144A 9.000%, 7/15/23(2)	$ 301	$ 312
USA Compression Partners LP 144A 6.875%, 9/1/27(2)	385	397
Vine Oil & Gas LP 144A 8.750%, 4/15/23(2)	573	261
Weatherford International Ltd. 9.875%, 2/15/24(1)	185	66
		25,140

Financials—10.4%
Acrisure LLC
144A 8.125%, 2/15/24(2)	255	275
144A 7.000%, 11/15/25(2)	780	727
AerCap Ireland Capital DAC 3.650%, 7/21/27	975	993
Allstate Corp. (The) Series B 5.750%, 8/15/53(12)	845	902
Athene Holding Ltd. 4.125%, 1/12/28	935	961
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(2)	725	777
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	1,005	1,002
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(2)	890	848
Banco de Bogota S.A. 144A 6.250%, 5/12/26(2)	530	598
Bank of America Corp. 4.200%, 8/26/24	877	941
Bank of China Ltd. 144A 5.000%, 11/13/24(2)	875	952
Bank of Montreal 3.803%, 12/15/32	529	549
Brighthouse Financial, Inc. 3.700%, 6/22/27	1,155	1,142
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	785	819
Capital One Financial Corp. 3.750%, 7/28/26	1,030	1,071
Citadel LP 144A 4.875%, 1/15/27(2)	605	617
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(2)	160,000 KZT	386
Discover Bank 4.682%, 8/9/28	865	904
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(2)	645	653
	Par Value	Value

Financials—continued
E*TRADE Financial Corp. 4.500%, 6/20/28	$ 820	$ 893
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	1,000	1,082
Fairstone Financial, Inc. 144A 7.875%, 7/15/24(2)	105	110
FS KKR Capital Corp. 4.250%, 1/15/20	308	309
Goldman Sachs Group, Inc. (The) (3 month LIBOR + 1.170%) 3.328%, 5/15/26(3)	845	849
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(2)(5)	925	1,028
ICAHN Enterprises LP 144A 6.250%, 5/15/26(2)	765	801
ING Groep N.V. 6.000% (11)(12)	665	671
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(2)	740	744
Jefferies Group LLC 4.850%, 1/15/27	360	382
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.318%, 4/20/67(3)(12)	300	238
MetLife, Inc. Series D 5.875% (11)	478	517
Morgan Stanley 3.125%, 7/27/26	850	875
Nationstar Mortgage Holdings, Inc. 144A 8.125%, 7/15/23(2)	305	318
Navient Corp. 6.750%, 6/25/25	791	816
Prudential Financial, Inc.
5.875%, 9/15/42	485	522
5.625%, 6/15/43(12)	450	484
Santander Holdings USA, Inc.
3.500%, 6/7/24	270	277
4.400%, 7/13/27	700	749
Springleaf Finance Corp. 7.125%, 3/15/26	365	405
Synchrony Financial 3.950%, 12/1/27	1,005	1,030
Synovus Financial Corp. 5.900%, 2/7/29	437	463
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)	740	775
Tempo Acquisition LLC 144A 6.750%, 6/1/25(2)	190	196
Toronto-Dominion Bank (The) 3.625%, 9/15/31	910	940
See Notes to Financial Statements.
55

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
Voya Financial, Inc. 5.650%, 5/15/53	$ 615	$ 649
Wells Fargo & Co. Series S 5.900% (11)	640	687
		31,927

Health Care—3.2%
Advanz Pharma Corp. 8.000%, 9/6/24	104	101
Anthem, Inc. 2.875%, 9/15/29	890	880
Avantor, Inc.
144A 6.000%, 10/1/24(2)	302	324
144A 9.000%, 10/1/25(2)	388	436
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(2)	190	216
144A 8.500%, 1/31/27(2)	315	354
Bausch Health Cos., Inc.
144A 6.500%, 3/15/22(2)	60	62
144A 7.000%, 3/15/24(2)	65	68
144A 5.500%, 11/1/25(2)	731	765
144A 7.000%, 1/15/28(2)	455	490
Catalent Pharma Solutions, Inc. 144A 5.000%, 7/15/27(2)	150	156
Eagle Holding Co. II LLC
PIK Interest Capitalization, 144A 7.625%, 5/15/22(2)(13)	331	333
PIK Interest Capitalization, 144A 7.750%, 5/15/22(2)(14)	375	378
HCA, Inc.
5.375%, 2/1/25	319	349
5.625%, 9/1/28	397	442
5.875%, 2/1/29	65	73
4.125%, 6/15/29	720	754
Mylan NV 3.950%, 6/15/26	690	714
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(2)	305	298
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)	335	305
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	600	620
Select Medical Corp. 144A 6.250%, 8/15/26(2)	385	402
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(2)(5)	135	121
144A 10.000%, 4/15/27(2)	290	294
Tenet Healthcare Corp.
8.125%, 4/1/22	155	168
144A 5.125%, 11/1/27(2)	255	263
	Par Value	Value

Health Care—continued
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(2)	$ 402	$ 370
		9,736

Industrials—5.2%
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(2)	715	755
American Airlines Pass-Through-Trust 2019-1, A 3.500%, 2/15/32	735	761
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	870	895
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(2)	807	834
Beacon Roofing Supply, Inc. 144A 4.500%, 11/15/26(2)	35	35
Bombardier, Inc. 144A 7.500%, 3/15/25(2)	280	280
CNH Industrial N.V. 4.500%, 8/15/23	708	750
Delhi International Airport Ltd. 144A 6.450%, 6/4/29(2)	525	557
DP World plc 144A 6.850%, 7/2/37(2)	500	659
Garda World Security Corp. 144A 8.750%, 5/15/25(2)	571	586
GFL Environmental, Inc.
144A 7.000%, 6/1/26(2)	265	279
144A 8.500%, 5/1/27(2)	255	283
Granite Holdings US Acquisition Co. 144A 11.000%, 10/1/27(2)	610	589
Hillenbrand, Inc. 4.500%, 9/15/26	790	799
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(2)	540	506
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(2)	319	328
Norwegian Air Shuttle ASA Pass-Through-Trust 2016-1, A 144A 4.875%, 5/10/28(2)	886	864
Oshkosh Corp. 4.600%, 5/15/28	1,102	1,188
Owens Corning 3.950%, 8/15/29	990	1,007
Patrick Industries, Inc. 144A 7.500%, 10/15/27(2)	535	551
Pentair Finance S.a.r.l 4.500%, 7/1/29	690	716
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(2)	433	406
	Par Value	Value

Industrials—continued
Topaz Marine S.A. 144A 9.125%, 7/26/22(2)	$ 465	$ 486
TransDigm, Inc. 144A 6.250%, 3/15/26(2)	675	725
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	631	668
Vertiv Intermediate Holding Corp. PIK Interest Capitalization, 144A 12.000%, 2/15/22(2)(13)	475	426
		15,933

Information Technology—3.1%
Alibaba Group Holding Ltd. 3.400%, 12/6/27	760	789
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(2)	83	79
Broadcom Corp. 3.625%, 1/15/24	667	683
Broadcom, Inc. 144A 3.625%, 10/15/24(2)	445	453
Citrix Systems, Inc. 4.500%, 12/1/27	855	925
Dell International LLC
144A 4.900%, 10/1/26(2)	440	471
144A 8.100%, 7/15/36(2)	295	376
Everi Payments, Inc. 144A 7.500%, 12/15/25(2)	185	195
Exela Intermediate LLC 144A 10.000%, 7/15/23(2)(5)	287	160
Juniper Networks, Inc. 3.750%, 8/15/29	815	819
Micron Technology, Inc. 4.185%, 2/15/27	700	721
Motorola Solutions, Inc.
4.600%, 2/23/28	521	562
4.600%, 5/23/29	270	294
PayPal Holdings, Inc. 2.850%, 10/1/29	765	768
Radiate Holdco LLC 144A 6.625%, 2/15/25(2)	705	710
ViaSat, Inc. 144A 5.625%, 9/15/25(2)	830	836
VMware, Inc. 3.900%, 8/21/27	636	654
		9,495

Materials—3.8%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(2)	1,110	1,198
ArcelorMittal 4.550%, 3/11/26	365	382
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(12)	680	795
CPG Merger Sub LLC 144A 8.000%, 10/1/21(2)	320	320
See Notes to Financial Statements.
56

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Materials—continued
Equate Petrochemical BV 144A 4.250%, 11/3/26(2)	$ 765	$ 823
Glencore Funding LLC 144A 4.000%, 3/27/27(2)	950	977
Greif, Inc. 144A 6.500%, 3/1/27(2)	420	445
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(2)(5)	335	345
James Hardie International Finance DAC 144A 5.000%, 1/15/28(2)	740	768
Kraton Polymers LLC 144A 7.000%, 4/15/25(2)	540	563
LSB Industries, Inc. 144A 9.625%, 5/1/23(2)	360	380
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(2)	300	284
Olin Corp. 5.625%, 8/1/29	690	718
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(2)	370	383
SABIC Capital II BV 144A 4.500%, 10/10/28(2)	795	883
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(2)	595	629
Severstal OAO Via Steel Capital S.A. 144A 5.900%, 10/17/22(2)(8)	275	297
Syngenta Finance N.V. 144A 4.441%, 4/24/23(2)	315	329
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(2)	425	416
144A 6.625%, 11/1/25(2)	446	390
Vedanta Resources Ltd. 144A 6.125%, 8/9/24(2)	545	502
		11,827

Real Estate—2.2%
EPR Properties 4.750%, 12/15/26	815	876
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(2)	545	546
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	455	477
Iron Mountain, Inc. 144A 4.875%, 9/15/29(2)	775	787
Life Storage LP
3.875%, 12/15/27	385	407
4.000%, 6/15/29	330	353
MPT Operating Partnership LP
5.000%, 10/15/27	302	316
	Par Value	Value

Real Estate—continued
4.625%, 8/1/29	$ 145	$ 149
Office Properties Income Trust 4.500%, 2/1/25	900	928
Physicians Realty LP 4.300%, 3/15/27	790	845
Service Properties Trust
4.350%, 10/1/24	310	314
4.950%, 2/15/27	900	912
		6,910

Utilities—1.9%
CenterPoint Energy, Inc. 4.250%, 11/1/28	675	742
DPL, Inc. 144A 4.350%, 4/15/29(2)	803	793
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(2)	300	309
Ferrellgas Partners LP 8.625%, 6/15/20	135	102
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(2)	1,000	1,056
Talen Energy Supply LLC
144A 7.250%, 5/15/27(2)	145	147
144A 6.625%, 1/15/28(2)	560	550
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(2)	581	604
Texas Competitive Electric Escrow 0.000%, 11/1/49(4)	200	—
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/49(2)(4)	375	— (6)
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(2)	750	865
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(2)	685	703
		5,871

Total Corporate Bonds and Notes (Identified Cost $142,510)		144,878

Leveraged Loans(3)—10.2%
Aerospace—0.4%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 5.800%, 12/6/25	149	150
Dynasty Acquisition Co., Inc.
Tranche B-1 (3 month LIBOR + 4.000%) 6.104%, 4/6/26	195	196
	Par Value	Value

Aerospace—continued
Tranche B-2 (3 month LIBOR + 4.000%) 6.104%, 4/6/26	$ 105	$ 105
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 8.028%, 8/15/25	340	331
TransDigm, Inc.
2018, Tranche E (1 month LIBOR + 2.500%) 4.544%, 5/30/25	217	216
2018, Tranche F (1 month LIBOR + 2.500%) 4.544%, 6/9/23	141	141
		1,139

Chemicals—0.0%
Hexion, Inc. Tranche B (3 month LIBOR + 3.500%) 5.820%, 7/1/26	80	79
Consumer Durables—0.1%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 6.050%, 9/29/24	283	282
Consumer Non-Durables—0.8%
American Greetings Corp. (1 month LIBOR + 4.500%) 6.544%, 4/6/24	845	838
Kronos Acquisition Holdings, Inc. Tranche B-3 (3 month LIBOR + 4.000%) 6.256%, 5/15/23	374	354
Parfums Holding Co., Inc.
First Lien (3 month LIBOR + 4.250%) 6.374%, 6/30/24	349	347
Second Lien (3 month LIBOR + 8.750%) 10.860%, 6/27/25	420	417
Rodan & Fields LLC (1 month LIBOR + 4.000%) 6.028%, 6/16/25	706	600
		2,556

Energy—0.7%
California Resources Corp. 2016 (1 month LIBOR + 10.375%) 12.419%, 12/31/21	420	365
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 7.104%, 3/27/24	358	359
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 7.506%, 4/11/22	880	761
See Notes to Financial Statements.
57

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Energy—continued
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 5.294%, 10/30/24	$ 625	$ 605
		2,090

Financial—0.9%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 8.544%, 8/4/25	559	567
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 5.044%, 6/16/25	648	646
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 0.000%, 6/30/22(1)(15)	815	328
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.750%) 5.794%, 10/1/25	506	509
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.044%, 12/27/22	145	145
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 4.807%, 6/28/23	666	667
		2,862

Food / Tobacco—0.4%
H-Food Holdings LLC
(1 month LIBOR + 3.688%) 5.731%, 5/23/25	108	102
2018, Tranche B-2 (1 month LIBOR + 4.000%) 6.044%, 5/23/25	427	403
Milk Specialties Co. (1 month LIBOR + 4.000%) 6.044%, 8/16/23	289	277
Shearer’s Foods LLC Second Lien (3 month LIBOR + 6.750%) 0.000%, 6/30/22(15)	460	457
		1,239

Food and Drug—0.0%
Albertsons LLC 2019, Tranche B-7 (1 month LIBOR + 2.750%) 4.794%, 11/17/25	151	152
	Par Value	Value

Forest Prod / Containers—0.1%
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.294%, 1/31/25	$ 278	$ 245
Gaming / Leisure—0.6%
Affinity Gaming (1 month LIBOR + 3.250%) 5.294%, 7/3/23	503	487
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 4.790%, 4/29/24	270	262
Scientific Games International, Inc. Tranche B-5 (2 month LIBOR + 2.750%) 4.876%, 8/14/24	335	332
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 5.604%, 7/10/25	528	530
UFC Holdings LLC Tranche B (1 month LIBOR + 3.250%) 3.250%, 4/29/26	256	256
		1,867

Healthcare—1.2%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.455%, 1/16/23	156	139
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 5.542%, 10/31/25	402	402
Agiliti Health, Inc. (1 month LIBOR + 3.000%) 5.125%, 1/4/26	75	74
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.544%, 6/30/25	494	494
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 4.789%, 11/27/25	201	202
(1 month LIBOR + 3.000%) 5.039%, 6/2/25	90	91
CHG Healthcare Services, Inc. (1 month LIBOR + 3.000%) 5.044%, 6/7/23	562	561
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 5.794%, 10/10/25	288	234
	Par Value	Value

Healthcare—continued
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.554%, 11/16/25	$ 605	$ 605
Navicure, Inc. Tranche B, First Lien (3 month LIBOR + 4.000%) 0.000%, 9/18/26(15)	135	135
NVA Holdings, Inc. Tranche B-4 (1 month LIBOR + 3.500%) 5.544%, 2/2/25	60	60
Ortho-Clinical Diagnostics, Inc. (3 month LIBOR + 3.250%) 5.563%, 6/30/25	342	331
Phoenix Guarantor, Inc. First Lien (1 month LIBOR + 4.500%) 6.567%, 3/5/26	115	115
Sotera Health holdings LLC (1 month LIBOR + 3.500%) 5.567%, 5/16/22	180	179
		3,622

Housing—0.4%
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.044%, 10/31/23	516	515
Capital Automotive LP Tranche B, Second Lien (1 month LIBOR + 6.000%) 8.044%, 3/24/25	183	183
CPG International LLC (3 month LIBOR + 3.750%) 5.933%, 5/6/24	561	559
		1,257

Information Technology—1.1%
Air Newco LLC Tranche B (3 month LIBOR + 4.250%) 0.000%, 9/18/26(15)	275	272
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 9.104%, 9/19/25	305	307
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 6.294%, 10/2/25	392	377
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 4.050%, 9/19/25	207	207
See Notes to Financial Statements.
58

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Kronos, Inc.
2018 (3 month LIBOR + 3.000%) 5.253%, 11/1/23	$ 822	$ 824
Second Lien (3 month LIBOR + 8.250%) 10.503%, 11/1/24	233	236
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.294%, 4/16/25	217	218
Tranche B-4 (1 month LIBOR + 2.250%) 4.294%, 4/16/25	144	144
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 5.294%, 7/2/25	794	771
		3,356

Manufacturing—0.4%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 6.710%, 8/17/22	604	467
Filtration Group Corp. (1 month LIBOR + 3.000%) 5.044%, 3/29/25	524	525
Hillman Group, Inc. (The) (1 month LIBOR + 4.000%) 6.044%, 5/31/25	271	263
		1,255

Media / Telecom - Broadcasting—0.2%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 5.300%, 8/24/26	280	281
iHeartCommunications, Inc. (1 month LIBOR + 4.000%) 6.100%, 5/1/26	97	98
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.750%) 0.000%, 9/18/26(15)	225	226
		605

Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 4.278%, 1/15/26	323	322
	Par Value	Value

Media / Telecom - Diversified Media—0.1%
Crown Finance US, Inc. (1 month LIBOR + 2.250%) 4.294%, 2/28/25	$ 230	$ 229
Media / Telecom - Telecommunications—0.4%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.794%, 1/31/25	648	643
Securus Technologies Holdings, Inc.
First Lien (1 month LIBOR + 4.500%) 6.544%, 11/1/24	79	69
Second Lien (1 month LIBOR + 8.250%) 10.294%, 11/1/25	390	341
West Corp. Tranche B (1 month LIBOR + 4.000%) 6.044%, 10/10/24	268	239
		1,292

Media / Telecom - Wireless Communications—0.2%
CommScope, Inc. (1 month LIBOR + 3.250%) 5.294%, 4/4/26	540	538
Metals / Minerals—0.1%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 6.313%, 6/2/25	364	296
Retail—0.1%
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 6.000%) 8.057%, 10/25/23	330	250
Service—1.2%
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 5.044%, 3/20/25	74	70
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 7.054%, 2/6/26	390	392
GFL Environmental, Inc. 2018 (1 month LIBOR + 3.000%) 5.044%, 5/30/25	569	564
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.544%, 6/30/24	199	196
	Par Value	Value

Service—continued
J2 Acquisition Ltd. Tranche B, First Lien (3 month LIBOR + 2.500%) 0.000%, 9/25/26(15)	$ 130	$ 130
Pearl Intermediate Parent LLC
First Lien (1 month LIBOR + 2.750%) 4.794%, 2/14/25	468	453
First Lien (3 month LIBOR + 1.000%) 3.886%, 2/14/25(16)	33	32
First Lien (3 month LIBOR + 1.000%) 3.886%, 2/14/25	106	102
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 5.294%, 1/3/25	657	655
Sedgwick Claims Management Services, Inc. Tranche B (1 month LIBOR + 4.000%) 6.044%, 9/30/26	459	459
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.500%) 5.550%, 7/17/25	361	361
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.800%, 2/1/23	323	317
		3,731

Transportation - Automotive—0.1%
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 5.544%, 4/30/26	345	341
Utility—0.6%
APLP Holdings LP (1 month LIBOR + 2.750%) 4.794%, 4/13/23	414	414
Brookfield WEC Holdings, Inc. First Lien (1 month LIBOR + 3.500%) 5.544%, 8/1/25	701	702
Calpine Corp. 2019 (3 month LIBOR + 2.750%) 4.860%, 4/5/26	389	390
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 4.320%, 12/31/20	230	231
See Notes to Financial Statements.
59

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Utility—continued
(4 month LIBOR + 1.125%) 1.125%, 12/31/20(16)	$ 75	$ 75
		1,812

Total Leveraged Loans (Identified Cost $32,589)		31,417

	Shares
Preferred Stocks—2.0%
Financials—1.8%
Citigroup, Inc. Series P, 5.950%	530 (17)	561
Huntington Bancshares, Inc. Series E, 5.700%	353 (17)	359
JPMorgan Chase & Co. Series Z, 5.300%	1,010 (17)	1,020
KeyCorp Series D, 5.000%	1,090 (17)	1,127
M&T Bank Corp. Series F, 5.125%	598 (17)	628
PNC Financial Services Group, Inc. (The) Series S, 5.000%	775 (17)	804
Zions Bancorp, 6.950%(5)	38,525	1,106
		5,605

Industrials—0.2%
General Electric Co. Series D, 5.000%	730 (17)	693
Total Preferred Stocks (Identified Cost $6,015)		6,298

Common Stocks—0.0%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(18)	11,677	29
Consumer Discretionary—0.0%
Mark IV Industries(4)	446	12
Energy—0.0%
Frontera Energy Corp.	6,656	64
Total Common Stocks (Identified Cost $176)		105

Exchange-Traded Fund—0.2%
iShares iBoxx High Yield Corporate Bond ETF(19)	5,376	468
Total Exchange-Traded Fund (Identified Cost $468)		468

	Shares	Value

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(4)(18)	6,252	$ 6
Total Rights (Identified Cost $5)		6

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.(4)(18)	4,966	71
Total Warrant (Identified Cost $86)		71

Total Long-Term Investments—99.1% (Identified Cost $304,231)		305,651

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(19)(20)	1,731,110	1,731
Total Securities Lending Collateral (Identified Cost $1,731)		1,731

TOTAL INVESTMENTS—99.7% (Identified Cost $305,962)		$307,382
Other assets and liabilities, net—0.3%		907
NET ASSETS—100.0%		$308,289

Abbreviations:
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security

Footnote Legend:
(1)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $173,442 or 56.3% of net assets.
(3)	Variable rate security. Rate disclosed is as of September 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	All or a portion of security is on loan.
(6)	Amount is less than $500.
(7)	43% of the income received was in cash and 57% was in PIK.
(8)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(9)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(10)	87% of the income received was in cash and 13% was in PIK.
(11)	No contractual maturity date.
(12)	Interest payments may be deferred.
(13)	100% of the income received was in cash.
(14)	First pay date will be in November 2019.
(15)	This loan will settle after September 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(16)	Represents unfunded portion of security and commitment fee earned on this portion.
(17)	Value shown as par value.
(18)	Non-income producing.
(19)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(20)	Represents security purchased with cash collateral received for securities on loan.

Foreign Currencies:
KZT	Kazakhstani Tenge
MXN	Mexican Peso

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
60

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
Country Weightings (Unaudited)†
United States	74%
Canada	4
Netherlands	3
Mexico	2
Indonesia	1
Luxembourg	1
Turkey	1
Other	14
Total	100%
† % of total investments as of September 30, 2019.
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 25,480	$ —	$ 24,727	$ 753
Corporate Bonds and Notes	144,878	—	144,878	— (1)
Foreign Government Securities	24,215	—	24,215	—
Leveraged Loans	31,417	—	31,417	—
Mortgage-Backed Securities	64,242	—	62,359	1,883
Municipal Bonds	430	—	430	—
U.S. Government Securities	8,041	—	8,041	—
Equity Securities:
Exchange-Traded Fund	468	468	—	—
Preferred Stocks	6,298	1,106	5,192	—
Common Stocks	105	93	—	12
Rights	6	—	—	6
Warrant	71	—	—	71
Securities Lending Collateral	1,731	1,731	—	—
Total Investments	$307,382	$3,398	$301,259	$2,725

(1)	Amount is less than $500.
Securities held by the Fund with an end of period value of $386 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements.
61

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset-Backed Securities	Corporate Bonds And Notes	Mortgage-Backed Securities	Common Stocks	Rights	Warrant
Investments in Securities
Balance as of September 30, 2018:	$ 452	$ —	$ 431	$ —	$16	$ 5	$ —
Accrued discount/(premium)	12	—	12	—	—	—	—
Realized gain (loss)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)(a)	(67)	—	(57)	8	(4)	1	(15)
Purchases	2,987	820	206	1,875	—	—	86
Sales (b)	(273)	(67)	(206)	—	—	—	—
Transfers from Level 3(c)	(386)	—	(386)	—	—	—	—
Balance as of September 30, 2019	$2,725	$753	$ —(d)(e)	$1,883	$12	$ 6	$ 71
(a) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2019, was $(10).
(b) Includes paydowns on securities.
(c) “Transfers into and/or from” represent the ending value as of September 30, 2019, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.”
(d) Amount is less than $500.
(e) Includes internally fair valued security currently priced at $0.
See Notes to Financial Statements.
62

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—2.8%
Communication Services—0.5%
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(1)	$ 130	$ 135
Diamond Sports Group LLC 144A 5.375%, 8/15/26(1)	445	462
DISH DBS Corp. 5.875%, 7/15/22	575	598
iHeartCommunications, Inc.
6.375%, 5/1/26	258	278
8.375%, 5/1/27	467	505
Escrow 0.000%, 5/1/23(2)	4,288	—
		1,978

Consumer Discretionary—0.3%
Panther BF Aggregator 2 LP 144A 6.250%, 5/15/26(1)	50	53
TRI Pointe Group, Inc. 4.875%, 7/1/21	1,165	1,200
		1,253

Consumer Staples—0.2%
Dole Food Co., Inc. 144A 7.250%, 6/15/25(1)	855	806
Energy—0.4%
Denbury Resources, Inc.
144A 9.250%, 3/31/22(1)	298	261
144A 7.750%, 2/15/24(1)	620	479
Energy Transfer Operating LP 4.250%, 3/15/23	515	538
		1,278

Financials—0.4%
Acrisure LLC 144A 8.125%, 2/15/24(1)	220	237
Springleaf Finance Corp. 6.125%, 5/15/22	1,105	1,182
		1,419

Health Care—0.6%
Eagle Holding Co. II LLC
PIK Interest Capitalization, 144A 7.625%, 5/15/22(1)(3)	385	388
	Par Value	Value

Health Care—continued
PIK Interest Capitalization, 144A 7.750%, 5/15/22(1)(4)	$ 595	$ 599
One Call Corp. PIK Interest Capitalization 144A 7.500%, 7/1/24(1)(2)(5)	1,474	1,045
		2,032

Information Technology—0.1%
Exela Intermediate LLC 144A 10.000%, 7/15/23(1)	605	337
Materials—0.2%
Ardagh Packaging Finance plc 144A 6.000%, 2/15/25(1)	785	821
Real Estate—0.1%
iStar, Inc. 5.250%, 9/15/22	280	286
Utilities—0.0%
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/49(1)(2)	9,165	11
Total Corporate Bonds and Notes (Identified Cost $10,778)		10,221

Leveraged Loans(6)—98.7%
Aerospace—3.3%
American Airlines, Inc.
2017, Tranche B (1 month LIBOR + 2.000%) 4.044%, 4/28/23	718	717
2018 (1 month LIBOR + 1.750%) 3.804%, 6/27/25	1,746	1,726
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 5.800%, 12/6/25	332	335
Dynasty Acquisition Co., Inc.
Tranche B-1 (3 month LIBOR + 4.000%) 6.104%, 4/6/26	979	983
Tranche B-2 (3 month LIBOR + 4.000%) 6.104%, 4/6/26	526	528
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 8.028%, 8/15/25	635	618
	Par Value	Value

Aerospace—continued
TransDigm, Inc. 2018, Tranche F (1 month LIBOR + 2.500%) 4.544%, 6/9/23	$5,814	$ 5,795
WestJet Airlines Ltd. Tranche B (3 month LIBOR + 3.000%) 0.000%, 8/7/26(7)	1,610	1,621
		12,323

Chemicals—4.0%
Ascend Performance Materials Operations LLC (3 month LIBOR + 5.250%) 7.354%, 8/14/26	465	465
H.B. Fuller Co. Tranche B (1 month LIBOR + 2.000%) 0.000%, 10/20/24(7)	1,041	1,036
Hexion, Inc. Tranche B (3 month LIBOR + 3.500%) 5.820%, 7/1/26	1,197	1,193
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 4.044%, 4/1/24	4,293	4,240
Kraton Polymers LLC (1 month LIBOR + 2.500%) 4.544%, 3/8/25	755	753
Omnova Solutions, Inc. Tranche B-2 (1 month LIBOR + 3.250%) 5.294%, 8/25/23	2,433	2,433
Platform Specialty Products Corp. (1 month LIBOR + 2.250%) 4.294%, 1/30/26	2,020	2,025
Univar USA, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 4.294%, 7/1/24	2,216	2,221
US Salt LLC (1 month LIBOR + 4.750%) 6.794%, 1/16/26	667	669
		15,035

Consumer Durables—1.4%
Edgewell Personal Care Co. Tranche B, First Lien (3 month LIBOR + 3.000%) 0.000%, 9/18/26(7)	920	921
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 6.050%, 9/29/24	2,134	2,123
See Notes to Financial Statements.
63

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Consumer Durables—continued
Serta Simmons Bedding LLC First Lien (1 month LIBOR + 3.500%) 5.543%, 11/8/23	$1,671	$ 1,022
Zodiac Pool Solutions LLC (1 month LIBOR + 2.250%) 4.294%, 7/2/25	1,319	1,319
		5,385

Consumer Non-Durables—3.6%
American Greetings Corp. (1 month LIBOR + 4.500%) 6.544%, 4/6/24	889	881
Diamond (BC) B.V. (3 month LIBOR + 3.000%) 5.256%, 9/6/24	1,754	1,668
HLF Financing S.a.r.l. LLC Tranche B (1 month LIBOR + 3.250%) 5.294%, 8/18/25	673	674
Isagenix International LLC (3 month LIBOR + 5.750%) 8.080%, 6/16/25	1,537	1,166
Kronos Acquisition Holdings, Inc. Tranche B-3 (3 month LIBOR + 4.000%) 6.256%, 5/15/23	2,663	2,520
Libbey Glass, Inc. (1 month LIBOR + 3.000%) 5.042%, 4/9/21	1,740	1,358
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.250%) 6.374%, 6/30/24	1,560	1,550
Revlon Consumer Products Corp. Tranche B (3 month LIBOR + 3.500%) 5.624%, 9/7/23	1,415	1,083
Rodan & Fields LLC (1 month LIBOR + 4.000%) 6.028%, 6/16/25	1,315	1,118
Sunshine Luxembourg VII S.a.r.l. First Lien (3 month LIBOR + 4.250%) 0.000%, 10/2/26(7)	635	638
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 6.044%, 8/12/24	1,201	936
		13,592

Energy—3.2%
California Resources Corp. 2017 (1 month LIBOR + 4.750%) 6.794%, 12/31/22	1,000	886
	Par Value	Value

Energy—continued
Citgo Holding, Inc. (1 month LIBOR + 7.000%) 9.044%, 8/1/23	$ 315	$ 320
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 7.104%, 3/27/24	1,990	1,995
Fieldwood Energy LLC
2018, Second Lien (3 month LIBOR + 7.250%) 9.506%, 4/11/23	990	732
First Lien (3 month LIBOR + 5.250%) 7.506%, 4/11/22	733	634
Gavilan Resources LLC Second Lien (1 month LIBOR + 6.000%) 8.044%, 3/1/24	790	341
McDermott International, Inc. (3 month LIBOR + 5.000%) 0.000%, 5/12/25(7)	2,283	1,436
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 5.294%, 10/30/24	1,678	1,626
MRC Global US, Inc. 2018 (1 month LIBOR + 3.000%) 5.044%, 9/20/24	1,685	1,685
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 5.250%, 7/16/21(2)(8)	11	—
Seadrill Operating LP (3 month LIBOR + 6.000%) 0.000%, 2/21/21(7)	1,012	553
Traverse Midstream Partners LLC (1 month LIBOR + 4.000%) 6.050%, 9/27/24	1,025	900
Ultra Resources, Inc. (1 month LIBOR + 4.000%) 6.054%, 4/12/24	1,170	769
		11,877

Financial—3.0%
Asurion LLC
Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 8.544%, 8/4/25	1,245	1,264
Tranche B-4 (1 month LIBOR + 3.000%) 5.044%, 8/4/22	1,277	1,281
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 5.044%, 6/16/25	1,799	1,791
	Par Value	Value

Financial—continued
Ditech Holding Corp. Tranche B (3 month PRIME + 0.000%) 0.000%, 6/30/22(7)(8)	$3,212	$ 1,293
Ellie Mae, Inc. First Lien (1 month LIBOR + 4.000%) 6.044%, 4/17/26	1,540	1,541
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.750%) 5.794%, 10/1/25	2,084	2,095
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 4.807%, 6/28/23	1,823	1,825
		11,090

Food / Tobacco—3.6%
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 4.794%, 3/31/25	1,414	1,414
Chobani LLC Tranche B (1 month LIBOR + 3.500%) 5.544%, 10/10/23	1,837	1,819
Dole Food Co., Inc. Tranche B (3 month PRIME + 1.750%) 4.808%, 4/6/24	1,457	1,436
H-Food Holdings LLC (1 month LIBOR + 3.688%) 5.731%, 5/23/25	1,348	1,263
Hostess Brands LLC 2017, Tranche B (3 month LIBOR + 2.250%) 0.000%, 8/3/22(7)	1,808	1,807
JBS USA Lux S.A. (1 month LIBOR + 2.500%) 4.544%, 5/1/26	1,672	1,679
Milk Specialties Co. (1 month LIBOR + 4.000%) 6.044%, 8/16/23	1,144	1,100
Shearer’s Foods LLC (3 month LIBOR + 4.250%) 0.000%, 3/27/22(7)	840	837
Sigma Bidco B.V. Tranche B-2 (3 month LIBOR + 3.000%) 5.320%, 7/2/25	1,486	1,477
US Foods, Inc. 2019, Tranche B (1 month LIBOR + 2.000%) 0.000%, 9/13/26(7)	495	497
		13,329

Food and Drug—0.8%
Albertsons LLC
2019, Tranche B-7 (1 month LIBOR + 2.750%) 4.794%, 11/17/25	1,085	1,091
See Notes to Financial Statements.
64

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Food and Drug—continued
2019, Tranche B-8 (1 month LIBOR + 2.750%) 4.794%, 8/17/26	$1,184	$ 1,191
Sage Borrowco LLC Tranche B, First Lien (1 month LIBOR + 4.750%) 6.794%, 6/20/26	609	611
		2,893

Forest Prod / Containers—4.7%
Anchor Glass Container Corp.
2017, First Lien (1 month LIBOR + 2.750%) 4.807%, 12/7/23	980	764
Second Lien (1 month LIBOR + 7.750%) 9.807%, 12/7/24	808	452
Berlin Packaging LLC First Lien (3 month LIBOR + 3.000%) 5.101%, 11/7/25	1,427	1,400
Berry Global, Inc.
Tranche Q (1 month LIBOR + 2.250%) 4.299%, 10/3/22	514	516
Tranche R (1 month LIBOR + 2.250%) 4.299%, 1/19/24	268	269
Tranche U (1 month LIBOR + 2.500%) 4.549%, 7/1/26	2,624	2,635
BWay Holding Co. (3 month LIBOR + 3.250%) 5.590%, 4/3/24	1,305	1,276
Clearwater Paper Corp. (3 month LIBOR + 3.250%) 5.313%, 7/26/26(2)	290	291
Klockner Pentaplast of America, Inc. (1 month LIBOR + 4.250%) 6.294%, 6/30/22	2,281	2,013
LABL, Inc. (1 month LIBOR + 4.500%) 6.600%, 7/1/26	650	652
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%) 4.794%, 2/5/23	3,115	3,119
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.294%, 1/31/25	1,165	1,027
	Par Value	Value

Forest Prod / Containers—continued
Tricorbraun Holding, Inc. First Lien (3 month LIBOR + 3.750%) 5.859%, 11/30/23	$1,935	$ 1,880
Trident TPI Holdings, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 5.294%, 10/17/24	1,161	1,120
		17,414

Gaming / Leisure—8.5%
Affinity Gaming (1 month LIBOR + 3.250%) 5.294%, 7/3/23	1,000	967
Aristocrat Leisure Ltd. Tranche B-3 (3 month LIBOR + 1.750%) 4.028%, 10/19/24	1,484	1,488
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 0.000%, 12/23/24(7)	4,246	4,216
CityCenter Holdings LLC (1 month LIBOR + 2.250%) 4.294%, 4/18/24	2,215	2,219
Eldorado Resorts, Inc. (3 month LIBOR + 2.250%) 4.313%, 4/17/24	1,122	1,120
Everi Payments, Inc. Tranche B (1 month LIBOR + 3.000%) 5.044%, 5/9/24	1,744	1,744
Golden Nugget, Inc. Tranche B (1 month LIBOR + 2.750%) 4.800%, 10/4/23	2,368	2,364
GVC Holdings plc Tranche B-2 (6 month LIBOR + 2.250%) 4.446%, 3/29/24	1,423	1,424
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 0.000%, 6/22/26(7)	2,849	2,865
MGM Growth Properties Operating Partnership LP Tranche B (1 month LIBOR + 2.000%) 4.044%, 3/21/25	2,054	2,057
PCI Gaming Authority Tranche B (1 month LIBOR + 3.000%) 5.044%, 5/15/26	1,372	1,378
	Par Value	Value

Gaming / Leisure—continued
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 4.790%, 4/29/24	$1,714	$ 1,663
Scientific Games International, Inc. Tranche B-5 (2 month LIBOR + 2.750%) 4.876%, 8/14/24	2,260	2,239
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 5.604%, 7/10/25	1,128	1,132
Station Casinos LLC Tranche B (1 month LIBOR + 2.500%) 4.550%, 6/8/23	1,984	1,990
UFC Holdings LLC Tranche B (1 month LIBOR + 3.250%) 3.250%, 4/29/26	2,755	2,760
		31,626

Healthcare—10.9%
21st Century Oncology, Inc. Tranche B (3 month LIBOR + 6.125%) 8.455%, 1/16/23	1,310	1,162
Agiliti Health, Inc. (1 month LIBOR + 3.000%) 5.125%, 1/4/26	881	878
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 6.544%, 6/30/25	1,620	1,622
Aldevron LLC Tranche B (3 month LIBOR + 4.250%) 0.000%, 9/18/26(7)	145	145
Amneal Pharmaceuticals LLC (1 month LIBOR + 3.500%) 0.000%, 5/4/25(7)	1,797	1,527
Avantor, Inc. Tranche B-2 (1 month LIBOR + 3.000%) 5.044%, 11/21/24	713	718
Azalea TopCo, Inc. First Lien (1 month LIBOR + 3.500%) 5.435%, 7/24/26	615	613
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 4.789%, 11/27/25	512	513
See Notes to Financial Statements.
65

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Healthcare—continued
(1 month LIBOR + 3.000%) 5.039%, 6/2/25	$3,093	$ 3,104
Change Healthcare Holdings, Inc. (1 month LIBOR + 2.500%) 4.544%, 3/1/24	2,142	2,131
CHG Healthcare Services, Inc. (1 month LIBOR + 3.000%) 5.044%, 6/7/23	942	940
Concordia International Corp. (1 month LIBOR + 5.500%) 7.528%, 9/6/24	735	691
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 5.794%, 10/10/25	2,921	2,374
Explorer Holdings, Inc. (3 month LIBOR + 3.750%) 3.750%, 5/2/23	420	419
Gentiva Health Services, Inc. First Lien (1 month LIBOR + 3.750%) 5.813%, 7/2/25	643	647
Greatbatch Ltd. Tranche B (1 month LIBOR + 3.000%) 5.050%, 10/27/22	462	463
Heartland Dental LLC
(1 month LIBOR + 3.750%) 5.794%, 4/30/25	1,283	1,254
(3 month LIBOR + 3.750%) 3.750%, 4/30/25(9)	29	28
IQVIA, Inc.
Tranche B-1 (3 month LIBOR + 2.000%) 4.104%, 3/7/24	913	916
Tranche B-2 (1 month LIBOR + 2.000%) 4.104%, 1/17/25	103	103
Tranche B-3 (3 month LIBOR + 1.750%) 3.854%, 6/11/25	2,094	2,095
Jaguar Holding Co. II LLC 2018 (1 month LIBOR + 2.500%) 4.544%, 8/18/22	2,204	2,205
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 4.500%) 6.554%, 11/16/25	2,059	2,060
National Mentor Holdings, Inc.
First Lien (1 month LIBOR + 4.250%) 6.300%, 3/9/26	309	310
	Par Value	Value

Healthcare—continued
Tranche C, First Lien (1 month LIBOR + 4.250%) 6.300%, 3/9/26	$ 19	$ 19
Navicure, Inc. Tranche B, First Lien (3 month LIBOR + 4.000%) 0.000%, 9/18/26(7)	340	340
NVA Holdings, Inc.
Tranche B-3, First Lien (1 month LIBOR + 2.750%) 4.794%, 2/2/25	1,724	1,722
Tranche B-4 (1 month LIBOR + 3.500%) 5.544%, 2/2/25	50	50
Ortho-Clinical Diagnostics, Inc. (3 month LIBOR + 3.250%) 5.563%, 6/30/25	2,388	2,306
Parexel International Corp. (1 month LIBOR + 2.750%) 4.794%, 9/27/24	1,612	1,528
Phoenix Guarantor, Inc. First Lien (1 month LIBOR + 4.500%) 6.567%, 3/5/26	309	310
Select Medical Corp. Tranche B (3 month LIBOR + 2.500%) 4.580%, 3/6/25	1,357	1,359
Sotera Health holdings LLC (1 month LIBOR + 3.500%) 5.567%, 5/16/22	938	935
Sterigenics-Nordion Holdings LLC (1 month LIBOR + 3.000%) 5.044%, 5/15/22	2,152	2,125
Surgery Center Holdings, Inc. (1 month LIBOR + 3.250%) 5.300%, 9/2/24	1,549	1,512
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.080%, 7/2/25	490	457
Zelis Cost Management Buyer, Inc. (3 month LIBOR + 4.750%) 0.000%, 9/30/26(7)	1,225	1,214
		40,795

Housing—4.8%
84 Lumber Co. Tranche B-1 (1 month LIBOR + 5.250%) 7.268%, 10/25/23	1,401	1,403
	Par Value	Value

Housing—continued
American Builders & Contractors Supply Co., Inc. Tranche B-2 (1 month LIBOR + 2.000%) 4.044%, 10/31/23	$3,452	$ 3,449
Capital Automotive LP
2017, Tranche B-2 (1 month LIBOR + 2.500%) 4.550%, 3/25/24	364	364
Tranche B, Second Lien (1 month LIBOR + 6.000%) 8.044%, 3/24/25	1,080	1,082
CPG International LLC (3 month LIBOR + 3.750%) 5.933%, 5/6/24	4,110	4,090
HD Supply, Inc. Tranche B-5 (1 month LIBOR + 1.750%) 3.794%, 10/17/23	1,337	1,341
Quikrete Holdings, Inc. First Lien (1 month LIBOR + 2.750%) 4.794%, 11/15/23	1,562	1,555
SiteOne Landscape Supply LLC Tranche E (1 month LIBOR + 2.750%) 4.800%, 10/29/24	1,743	1,744
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 4.044%, 11/21/24	3,006	3,009
		18,037

Information Technology—6.5%
Air Newco LLC Tranche B (3 month LIBOR + 4.250%) 0.000%, 9/18/26(7)	505	500
Applied Systems, Inc.
First Lien (3 month LIBOR + 3.000%) 5.104%, 9/19/24	448	447
Second Lien (3 month LIBOR + 7.000%) 9.104%, 9/19/25	1,108	1,117
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 6.294%, 10/2/25	3,075	2,956
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 4.050%, 9/19/25	3,272	3,287
Go Daddy Operating Co. LLC Tranche B-1 (1 month LIBOR + 2.000%) 4.044%, 2/15/24	1,461	1,463
See Notes to Financial Statements.
66

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Kronos, Inc.
2018 (3 month LIBOR + 3.000%) 5.253%, 11/1/23	$3,730	$ 3,736
Second Lien (3 month LIBOR + 8.250%) 10.503%, 11/1/24	965	978
Presidio Holdings, Inc. (3 month LIBOR + 2.750%) 5.054%, 2/2/24	1,141	1,142
Rackspace Hosting, Inc. Tranche B, First Lien (3 month LIBOR + 3.000%) 5.287%, 11/3/23	1,409	1,291
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.294%, 4/16/25	1,680	1,684
Tranche B-4 (1 month LIBOR + 2.250%) 4.294%, 4/16/25	1,110	1,113
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 5.294%, 7/2/25	3,435	3,333
Vertiv Group Corp. Tranche B (1 month LIBOR + 4.000%) 6.044%, 11/30/23	1,260	1,197
		24,244

Manufacturing—5.5%
Brand Energy & Infrastructure Services, Inc. (3 month LIBOR + 4.250%) 6.514%, 6/21/24	1,690	1,648
Circor International, Inc. (1 month LIBOR + 3.500%) 5.539%, 12/11/24	1,015	1,016
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 6.710%, 8/17/22	2,257	1,746
Crosby US Acquisition Corp. First Lien (1 month LIBOR + 4.750%) 6.796%, 6/26/26	973	951
Filtration Group Corp. (1 month LIBOR + 3.000%) 5.044%, 3/29/25	829	831
Gardner Denver, Inc. Tranche B-1 (1 month LIBOR + 2.750%) 4.794%, 7/30/24	2,282	2,289
Gates Global LLC Tranche B-2 (1 month LIBOR + 2.750%) 4.794%, 4/1/24	2,121	2,085
Hillman Group, Inc. (The) (1 month LIBOR + 4.000%) 6.044%, 5/31/25	1,580	1,531
	Par Value	Value

Manufacturing—continued
KSBR Holding Corp. (1 month LIBOR + 4.250%) 6.307%, 4/15/26	$1,067	$ 1,071
NCR Corp.
(1 month LIBOR + 2.500%) 4.550%, 8/28/26	279	280
(3 month LIBOR + 0.000%) 0.000%, 8/28/26(9)	319	320
NN, Inc.
2017 (1 month LIBOR + 3.250%) 5.294%, 4/2/21	900	884
Tranche B (1 month LIBOR + 3.750%) 5.794%, 10/19/22	1,397	1,372
Rexnord LLC (1 month LIBOR + 2.000%) 4.044%, 8/21/24	1,062	1,067
Titan Acquisition Ltd. (1 month LIBOR + 3.000%) 5.044%, 3/28/25	2,203	2,112
U.S. Farathane LLC Tranche B-4 (1 month LIBOR + 3.500%) 5.544%, 12/23/21	1,585	1,490
		20,693

Media / Telecom - Broadcasting—3.2%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 5.300%, 8/24/26	1,150	1,156
iHeartCommunications, Inc. (1 month LIBOR + 4.000%) 6.100%, 5/1/26	889	894
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.750%) 0.000%, 9/18/26(7)	2,710	2,721
Sinclair Television Group, Inc. Tranche B (1 month LIBOR + 2.250%) 4.300%, 1/3/24	2,432	2,437
Univision Communications, Inc. 2017 (1 month LIBOR + 2.750%) 4.794%, 3/15/24	4,881	4,740
		11,948

Media / Telecom - Cable/Wireless Video—4.8%
Charter Communications Operating LLC Tranche B (1 month LIBOR + 2.000%) 4.050%, 4/30/25	4,752	4,779
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
CSC Holdings LLC
2017 (1 month LIBOR + 2.250%) 4.278%, 7/17/25	$3,246	$ 3,241
2018 (1 month LIBOR + 2.250%) 4.278%, 1/15/26	1,015	1,013
2018 (1 month LIBOR + 2.500%) 4.528%, 1/25/26	346	346
MCC Iowa LLC Tranche M (weekly LIBOR + 2.000%) 3.930%, 1/15/25	1,577	1,586
Radiate Holdco LLC (1 month LIBOR + 3.000%) 5.044%, 2/1/24	1,747	1,739
Telenet Financing LLC (1 month LIBOR + 2.250%) 4.278%, 8/17/26	1,915	1,914
Virgin Media Bristol LLC Tranche K (1 month LIBOR + 2.500%) 4.528%, 1/15/26	1,570	1,570
Ziggo Secured Finance Partnership Tranche E (1 month LIBOR + 2.500%) 4.528%, 4/15/25	1,845	1,840
		18,028

Media / Telecom - Diversified Media—2.8%
Alpha Topco Ltd. 2018, Tranche B-3 (1 month LIBOR + 2.500%) 4.544%, 2/1/24	1,528	1,506
CDS US Intermediate Holdings, Inc. Tranche B (3 month LIBOR + 3.750%) 5.854%, 7/8/22	1,637	1,548
Clear Channel Outdoor Holdings, Inc. Tranche B (1 month LIBOR + 3.500%) 5.544%, 8/21/26	1,175	1,178
Crown Finance US, Inc. (1 month LIBOR + 2.250%) 4.294%, 2/28/25	1,334	1,325
Fort Dearborn Holding Co., Inc. First Lien (3 month LIBOR + 4.000%) 6.307%, 10/19/23	1,770	1,738
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien (1 month LIBOR + 4.000%) 6.044%, 5/4/22	2,560	2,403
See Notes to Financial Statements.
67

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
Meredith Corp. Tranche B-1 (1 month LIBOR + 2.750%) 4.794%, 1/31/25	$ 689	$ 689
		10,387

Media / Telecom - Telecommunications—4.7%
Communications Sales & Leasing, Inc. Tranche B (1 month LIBOR + 5.000%) 7.044%, 10/24/22	1,658	1,615
Consolidated Communications, Inc. 2016 (1 month LIBOR + 3.000%) 5.050%, 10/5/23	1,202	1,153
Frontier Communications Corp. Tranche B-1 (1 month LIBOR + 3.750%) 0.000%, 6/17/24(7)	2,924	2,914
Level 3 Financing, Inc. 2024, Tranche B (1 month LIBOR + 2.250%) 4.294%, 2/22/24	5,792	5,801
Neustar, Inc. Tranche B-4, First Lien (1 month LIBOR + 3.500%) 5.544%, 8/8/24	1,181	1,139
Numericable U.S. LLC
Tranche B-11 (1 month LIBOR + 2.750%) 4.794%, 7/31/25	1,335	1,301
Tranche B-12 (1 month LIBOR + 3.688%) 5.715%, 1/31/26	542	538
Tranche B-13 (1 month LIBOR + 4.000%) 6.028%, 8/14/26	645	643
Securus Technologies Holdings, Inc.
First Lien (1 month LIBOR + 4.500%) 6.544%, 11/1/24	735	643
Second Lien (1 month LIBOR + 8.250%) 10.294%, 11/1/25	740	648
West Corp.
Tranche B (1 month LIBOR + 4.000%) 6.044%, 10/10/24	1,058	943
Tranche B-1 (1 month LIBOR + 3.500%) 5.544%, 10/10/24	459	404
		17,742

	Par Value	Value

Media / Telecom - Wireless Communications—1.9%
CommScope, Inc. (1 month LIBOR + 3.250%) 5.294%, 4/4/26	$ 880	$ 876
SBA Senior Finance II LLC (1 month LIBOR + 2.000%) 4.050%, 4/11/25	2,810	2,811
Sprint Communications, Inc.
(1 month LIBOR + 2.500%) 4.563%, 2/2/24	2,301	2,283
2018 (1 month LIBOR + 3.000%) 5.063%, 2/2/24	958	954
		6,924

Metals / Minerals—0.5%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 6.313%, 6/2/25	1,356	1,104
Graftech International Ltd. (1 month LIBOR + 3.500%) 5.544%, 2/12/25	850	825
		1,929

Retail—1.8%
ASHCO LLC (1 month LIBOR + 5.000%) 7.044%, 9/25/24	1,960	1,885
Michaels Stores, Inc. 2018, Tranche B (1 month LIBOR + 2.500%) 4.544%, 1/30/23	2,063	2,012
Neiman Marcus Group Ltd. LLC (1 month LIBOR + 6.000%) 8.057%, 10/25/23	1,953	1,480
PetSmart, Inc. Tranche B-2 (1 month LIBOR + 4.000%) 6.040%, 3/11/22	1,577	1,537
		6,914

Service—9.1%
Advantage Sales & Marketing, Inc. First Lien (1 month LIBOR + 3.250%) 5.294%, 7/23/21	550	513
AlixPartners LLP 2017 (1 month LIBOR + 2.750%) 4.794%, 4/4/24	2,219	2,219
Argus Media Ltd. (3 month LIBOR + 3.500%) 0.000%, 9/24/26(7)	440	442
	Par Value	Value

Service—continued
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 5.044%, 3/20/25	$ 330	$ 314
CSC SW Holdco, Inc. Tranche B-1 (3 month LIBOR + 3.250%) 5.572%, 11/14/22	1,165	1,144
Dun & Bradstreet Corp. (The) (1 month LIBOR + 5.000%) 7.054%, 2/6/26	1,335	1,343
Garda World Security Corp. Tranche B (3 month LIBOR + 3.500%) 5.637%, 5/24/24	787	787
GFL Environmental, Inc. 2018 (1 month LIBOR + 3.000%) 5.044%, 5/30/25	1,604	1,589
Gopher Resource LLC (1 month LIBOR + 3.250%) 5.294%, 3/6/25	419	412
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.544%, 6/30/24	1,859	1,831
J2 Acquisition Ltd. Tranche B, First Lien (3 month LIBOR + 2.500%) 0.000%, 9/25/26(7)	480	481
Patriot Container Corp. First Lien (1 month LIBOR + 3.500%) 5.544%, 3/20/25	724	718
Pearl Intermediate Parent LLC
First Lien (1 month LIBOR + 2.750%) 4.794%, 2/14/25	1,416	1,368
First Lien (3 month LIBOR + 1.000%) 3.886%, 2/14/25(9)	100	97
First Lien (3 month LIBOR + 1.000%) 3.886%, 2/14/25	319	308
Pi US Mergerco, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 5.294%, 1/3/25	2,565	2,554
Prime Security Services Borrower LLC 2019, Tranche B-1 (3 month LIBOR + 3.250%) 0.000%, 9/23/26(7)	2,085	2,062
See Notes to Financial Statements.
68

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Service—continued
Red Ventures LLC Tranche B-1, First Lien (1 month LIBOR + 3.000%) 5.044%, 11/8/24	$1,474	$ 1,479
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 5.294%, 12/31/25	3,211	3,154
St. George’s University Scholastic Services LLC (1 month LIBOR + 3.500%) 5.550%, 7/17/25	1,446	1,448
Tempo Acquisition LLC (1 month LIBOR + 3.000%) 5.044%, 5/1/24	1,549	1,554
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.800%, 2/1/23	1,602	1,571
Trans Union LLC 2017, Tranche B-3 (1 month LIBOR + 2.000%) 4.044%, 4/10/23	3,446	3,456
Tunnel Hill Partners LP (1 month LIBOR + 3.500%) 5.544%, 2/6/26	1,080	1,072
WEX, Inc. Tranche B-3 (1 month LIBOR + 2.250%) 4.294%, 5/15/26	1,967	1,976
		33,892

Transportation - Automotive—2.9%
Accuride Corp. 2017 (3 month LIBOR + 5.250%) 7.354%, 11/17/23	1,412	1,186
American Axle & Manufacturing, Inc. Tranche B (3 month LIBOR + 2.250%) 4.322%, 4/6/24	1,136	1,111
DexKo Global, Inc. Tranche B (1 month LIBOR + 3.500%) 5.544%, 7/24/24	1,469	1,449
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 5.700%, 11/6/24	1,706	1,695
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 5.544%, 4/30/26	2,145	2,122
	Par Value	Value

Transportation - Automotive—continued
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 5.044%, 10/1/25	$2,119	$ 1,987
TI Group Automotive Systems LLC (1 month LIBOR + 2.500%) 4.544%, 6/30/22	1,195	1,191
		10,741

Utility—3.2%
APLP Holdings LP (1 month LIBOR + 2.750%) 4.794%, 4/13/23	1,123	1,122
Brookfield WEC Holdings, Inc. First Lien (1 month LIBOR + 3.500%) 5.544%, 8/1/25	1,946	1,951
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.500%) 4.544%, 1/15/25	1,960	1,960
Calpine Corp. 2019 (3 month LIBOR + 2.750%) 4.860%, 4/5/26	833	835
Lightstone Holdco LLC
2018, Tranche B (1 month LIBOR + 3.750%) 5.794%, 1/30/24	777	744
2018, Tranche C (1 month LIBOR + 3.750%) 5.794%, 1/30/24	44	42
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 4.320%, 12/31/20	390	392
(4 month LIBOR + 1.125%) 1.125%, 12/31/20(9)	130	131
Talen Energy Supply LLC (1 month LIBOR + 3.750%) 5.792%, 7/8/26	1,080	1,077
TerraForm Power Operating LLC (1 month LIBOR + 2.000%) 4.044%, 11/8/22	511	512
Vistra Operations Co. LLC
2018 (1 month LIBOR + 2.000%) 4.036%, 12/31/25	2,272	2,278
	Par Value	Value

Utility—continued
Tranche B-1 (1 month LIBOR + 2.000%) 4.044%, 8/4/23	$ 909	$ 911
		11,955

Total Leveraged Loans (Identified Cost $380,886)		368,793

	Shares
Common Stocks—0.3%
Communication Services—0.3%
Clear Channel Outdoor Holdings, Inc.(10)	107,177	270
iHeartMedia, Inc. Class A(2)(10)	45,578	684
T-Mobile USA, Inc.(2)(10)	1,090,000	—
		954

Energy—0.0%
Sabine Oil & Gas Holdings, Inc.(2)	727	36
Total Common Stocks (Identified Cost $1,328)		990

Exchange-Traded Fund—0.3%
SPDR Bloomberg Barclays Short Term High Yield Bond(11)	42,175	1,139
Total Exchange-Traded Fund (Identified Cost $1,144)		1,139

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(2)(10)	152,810	132
Total Rights (Identified Cost $129)		132

Warrants—0.0%
Energy—0.0%
Sabine Oil & Gas Holdings, Inc.(2)(10)	477	4
See Notes to Financial Statements.
69

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Shares	Value

Energy—continued
Sabine Oil & Gas Holdings, Inc.(2)(10)	2,269	$ 18
		22

Total Warrants (Identified Cost $19)		22

Total Long-Term Investments—102.1% (Identified Cost $394,284)		381,297

Short-Term Investment—2.5%
Money Market Mutual Fund—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(11)	9,357,182	9,357
Total Short-Term Investment (Identified Cost $9,357)		9,357

TOTAL INVESTMENTS—104.6% (Identified Cost $403,641)		$390,654
Other assets and liabilities, net—(4.6)%		(17,087)
NET ASSETS—100.0%		$373,567

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $5,634 or 1.5% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	100% of the income received was in cash.
(4)	First pay date will be in November 2019.
(5)	100% of the income received was in PIK.
(6)	Variable rate security. Rate disclosed is as of September 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	This loan will settle after September 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(9)	Represents unfunded portion of security and commitment fee earned on this portion.
(10)	Non-income producing.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	91%
Canada	3
Luxembourg	2
Netherlands	1
United Kingdom	1
France	1
Other	1
Total	100%
† % of total investments as of September 30, 2019.
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$ 10,221	$ —	$ 9,165	$1,056
Leveraged Loans	368,793	—	368,502	291
Equity Securities:
Rights	132	—	—	132
Common Stocks	990	954	—	36
Warrants	22	—	—	22
Exchange-Traded Fund	1,139	1,139	—	—
Money Market Mutual Fund	9,357	9,357	—	—
Total Investments	$390,654	$11,450	$377,667	$1,537
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
70

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—96.5%
Alabama—1.6%
Black Belt Energy Gas District, Natural Gas Purchase Revenue, Mandatory Put 12/1/23, 4.000%, 12/1/48(2)	$ 465	$ 502
Pell City Special Care Facilities Financing Authority, Noland Health Services Revenue,
4.000%, 12/1/25	500	524
5.000%, 12/1/25	1,000	1,068
		2,094

Arizona—4.8%
Arizona Board of Regents, Arizona State University System Revenue,
5.000%, 7/1/36	1,000	1,197
5.000%, 7/1/37	360	430
Arizona Department of Transportation, State Highway Fund Revenue, 5.000%, 7/1/36	500	602
Arizona State Health Facilities Authority, Scottsdale Lincoln Hospital Revenue, 5.000%, 12/1/24	565	662
Maricopa County Industrial Development Authority, Banner Health Revenue, 4.000%, 1/1/34	1,000	1,118
Northern Arizona University, Stimular Plan for Economic and Educational Development Revenue,
5.000%, 8/1/24	1,115	1,254
5.000%, 8/1/25	1,000	1,124
		6,387

Arkansas—0.5%
University of Arkansas, Facility Revenue, 5.000%, 11/1/33	505	614
California—2.8%
California Municipal Finance Authority, Bowles Hall Foundation Revenue,
4.000%, 6/1/21	100	104
4.500%, 6/1/23	225	247
4.500%, 6/1/24	150	168
California State Health Facilities Financing Authority, Providence St. Joseph Health, 4.000%, 10/1/36	275	306
	Par Value	Value

California—continued
California State Municipal Finance Authority, Community Medical Centers, 5.000%, 2/1/27	$ 400	$ 472
California Statewide Communities Development Authority, The Culinary Institute of America Revenue, 5.000%, 7/1/28	200	239
Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, 5.000%, 6/1/47	800	821
Inglewood Redevelopment Agency Successor Agency, Subordinate Lien Merged Redevelopment Project, Tax Allocation Revenue, (BAM Insured) 5.000%, 5/1/32	545	668
Santa Clarita Community College District, General Obligation, 3.000%, 8/1/44	500	511
Temecula Valley Unified School District Financing Authority, Special Tax Revenue, (BAM Insured) 5.000%, 9/1/25	175	209
		3,745

Colorado—5.9%
Denver Convention Center Hotel Authority Revenue, Senior Lien, 5.000%, 12/1/27	400	471
E-470 Public Highway Authority Revenue,
5.000%, 9/1/20	340	351
(NATL Insured) 0.000%, 9/1/29	665	394
Public Authority For Colorado Energy, Natural Gas Purchase Revenue,
6.125%, 11/15/23	2,135	2,348
6.250%, 11/15/28	2,250	2,886
Regional Transportation District, Sales Tax Revenue, Fastracks Project, 5.000%, 11/1/32	1,195	1,464
		7,914

	Par Value	Value

Connecticut—2.3%
Connecticut Housing Finance Authority, Mortgage Revenue, (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	$ 425	$ 445
Connecticut State Health & Educational Facility Authority, Hartford Healthcare Revenue, 5.000%, 7/1/25	1,500	1,724
Connecticut, State of, General Obligation, 5.000%, 9/15/34	750	923
		3,092

District of Columbia—3.9%
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, (AGC Insured) 6.500%, 10/1/41	4,000	5,204
Florida—10.0%
Brevard County Health Facilities Authority, Health First Revenue, 5.000%, 4/1/21	115	121
Brevard County School Board, Certificates of Participation, 5.000%, 7/1/32	1,000	1,218
Broward County School Board, Certificates of Participation, 5.000%, 7/1/32	300	360
Central Florida Expressway Authority, Senior Lien Toll Revenue, 4.000%, 7/1/30	200	227
Florida, State of, General Obligation, 5.000%, 7/1/31	4,000	5,162
Miami Beach Redevelopment Agency, Tax Increment Revenue, 5.000%, 2/1/32	300	340
Miami-Dade County Educational Facilities Authority, University of Miami Revenue, 5.000%, 4/1/30	200	234
Miami-Dade County School Board, Certificates of Participation, 5.000%, 2/1/34	1,700	2,002
See Notes to Financial Statements.
71

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Florida—continued
Seminole County School Board, Certificates of Participation, 5.000%, 7/1/29	$1,935	$ 2,357
South Florida Water Management District, Certificates of Participation, 5.000%, 10/1/35	750	888
Tallahassee, City of, Health Facilities Revenue, Tallahassee Memorial Healthcare, 5.000%, 12/1/36	480	550
		13,459

Georgia—1.8%
Atlanta Water & Wastewater Revenue, 5.000%, 11/1/31	650	771
DeKalb County Water & Sewer Revenue, 5.250%, 10/1/26	1,555	1,673
		2,444

Idaho—1.4%
Idaho Health Facilities Authority, St. Luke’s Health System Revenue, 5.000%, 3/1/37	235	280
Idaho Housing & Finance Association, Federal Highway Grant Anticipation Revenue, 4.500%, 7/15/29	1,500	1,571
		1,851

Illinois—10.3%
Chicago O’Hare International Airport, Passenger Facilities Charge Revenue, 5.000%, 1/1/20	70	70
Chicago, City of,
Sales Tax Revenue, (Pre-Refunded 1/1/22 @ 100) 5.250%, 1/1/38	25	27
Sales Tax Revenue, (Escrowed to Maturity) 5.000%, 1/1/21	750	784
Waterworks Revenue, Second Lien, 5.000%, 11/1/22	500	549
Waterworks Revenue, Second Lien, 5.000%, 11/1/30	500	589
	Par Value	Value

Illinois—continued
Waterworks Revenue, Second Lien, (AGM Insured) 5.000%, 11/1/31	$ 500	$ 601
Waterworks Revenue, Second Lien, (AGM Insured) 5.250%, 11/1/32	350	427
Illinois Finance Authority, Rush University Medical Center Revenue, 5.000%, 11/15/21	250	269
Illinois State Toll Highway Authority, Toll Highway Revenue, Senior Lien, 5.000%, 1/1/32	1,000	1,192
Illinois, State of, General Obligation,
5.000%, 4/1/22	815	868
5.000%, 2/1/26	1,490	1,633
5.000%, 2/1/27	1,250	1,431
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project Revenue, (AGM Insured) 0.000%, 6/15/26	1,000	857
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue, 5.000%, 6/1/27	450	542
Sales Tax Securitization Corp., Chicago Sales Tax Revenue, Sales Tax Revenue, 5.000%, 1/1/30	1,500	1,781
University of Illinois, Auxiliary Facilities System Revenue,
5.500%, 4/1/31	1,540	1,623
5.125%, 4/1/36	500	523
		13,766

Indiana—2.2%
Indiana Finance Authority,
Indiana University Health Center Revenue, 5.000%, 12/1/22	800	890
Parkview Health System, 5.000%, 11/1/43	1,700	2,058
		2,948

Louisiana—0.4%
New Orleans Sewerage Service Revenue, 5.000%, 6/1/20	550	563
	Par Value	Value

Maine—1.9%
Portland, City of, General Airport Revenue,
5.000%, 7/1/26	$1,000	$ 1,107
5.000%, 7/1/29	580	640
5.000%, 7/1/30	770	847
		2,594

Maryland—1.8%
Baltimore, City of, Convention Center Hotel Revenue, 5.000%, 9/1/36	250	289
Maryland Economic Development Corp., Exelon Generation Co. Revenue, Mandatory Put 6/1/20, 2.550%, 12/1/25(2)	500	504
Maryland Health & Higher Educational Facilities Authority,
Medstar Health System Revenue, 5.000%, 8/15/26	800	939
Medstar Health System Revenue, 5.000%, 5/15/42	600	708
		2,440

Massachusetts—0.4%
Massachusetts Port Authority, Transportation Revenue, 5.000%, 7/1/31	500	610
Michigan—1.9%
Michigan Finance Authority, Beaumont Health Credit Group Revenue, 5.000%, 8/1/27	1,250	1,449
Michigan State Building Authority, Facilities Program Lease Revenue,
5.000%, 4/15/25	500	597
4.000%, 10/15/36	500	555
		2,601

New Jersey—5.6%
Camden County Improvement Authority Healthcare Redevelopment Project, Cooper Health System Revenue, 5.000%, 2/15/22	950	1,024
See Notes to Financial Statements.
72

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

New Jersey—continued
New Jersey Economic Development Authority, Cigarette Tax Revenue, (AGM Insured) 5.000%, 6/15/22	$3,000	$ 3,258
New Jersey Housing & Mortgage Finance Agency, Mortgage Revenue, 4.375%, 4/1/28	1,685	1,766
New Jersey Turnpike Authority, Toll Revenue, 4.000%, 1/1/35	240	274
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue,
5.000%, 6/1/31	250	304
5.000%, 6/1/32	250	302
5.000%, 6/1/33	250	301
5.000%, 6/1/34	250	300
		7,529

New York—4.0%
Buffalo & Erie County Industrial Land Development Corp., Catholic Health System Revenue, 5.000%, 7/1/23	550	618
Dutchess County Local Development Corp., The Culinary Institute of America Revenue, 5.000%, 7/1/33	180	220
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue,
(AGC Insured) 6.125%, 1/1/29	500	502
(AMBAC Insured) 5.000%, 1/1/20	900	903
(AMBAC Insured) 5.000%, 1/1/31	470	471
New York City Municipal Water Finance Authority, Water & Sewer Revenue, General Resolution, 5.000%, 6/15/40	1,295	1,595
New York State Dormitory Authority,
New York University Hospitals Center Revenue, 5.000%, 7/1/33	150	180
	Par Value	Value

New York—continued
Orange Regional Medical Center Revenue, 5.000%, 12/1/23(3)	$ 300	$ 336
New York Transportation Development Corp., American Airlines JFK Project Revenue, 5.000%, 8/1/26	250	263
TSASC, Inc., Tobacco Settlement Revenue, 5.000%, 6/1/34	190	224
		5,312

North Dakota—1.0%
Barnes County North Public School District Building Authority, Lease Revenue, 4.250%, 5/1/27	1,330	1,373
Ohio—1.4%
New Albany Community Authority, Community Facilities Revenue, 5.000%, 10/1/24	1,250	1,379
Northeast Ohio Regional Sewer District Revenue, 3.000%, 11/15/40	500	517
		1,896

Oregon—2.1%
Oregon State Housing & Community, Mortgage Revenue, Residential Finance Program Revenue, 4.500%, 1/1/49	445	487
Oregon, State of, General Obligation, 5.000%, 5/1/33	1,095	1,327
Washington & Multnomah Counties, Beaverton School District No. 48J, General Obligation, (SCH BD GTY Insured) 5.000%, 6/15/36	800	984
		2,798

Pennsylvania—5.0%
Butler County Hospital Authority, Butler Health System Revenue, 5.000%, 7/1/30	250	290
Delaware River Joint Toll Bridge Commission, Bridge System Revenue, 5.000%, 7/1/34	250	308
	Par Value	Value

Pennsylvania—continued
Pennsylvania Turnpike Commission, Turnpike Revenue Subordinate Lien,
(Pre-Refunded 12/1/20 @ 100) 6.000%, 12/1/34	$ 250	$ 264
(Pre-Refunded 12/1/20 @ 100) 6.000%, 12/1/34	265	279
(Pre-Refunded 12/1/20 @ 100) 6.000%, 12/1/34	1,235	1,302
(Pre-Refunded 12/1/21 @ 100) 5.250%, 12/1/31	1,000	1,086
Toll Highway Revenue, 6.375%, 12/1/38	2,000	2,613
Philadelphia, City of,
Water & Wastewater Revenue, 5.000%, 11/1/31	125	154
Water & Wastewater Revenue, 5.000%, 10/1/42	300	361
		6,657

South Carolina—1.0%
Dorchester County, Water & Sewer Revenue, 5.000%, 10/1/28	1,020	1,124
South Carolina Association of Governmental Organizations Educational Facilities Corp., for Pickens School District Lease Revenue, 5.000%, 12/1/24	250	294
		1,418

Tennessee—2.4%
Chattanooga-Hamilton County Hospital Authority, Erlanger Health System Revenue, 5.000%, 10/1/26	1,000	1,142
Tennessee Housing Development Agency, Residential Finance Program Revenue,
2.050%, 7/1/20	545	547
2.300%, 1/1/21	310	313
See Notes to Financial Statements.
73

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Tennessee—continued
Tennessee State School Bond Authority, Higher Education Program Revenue, (ST HGR ED INTERCEPT PROG Insured) 5.000%, 11/1/34	$1,000	$ 1,248
		3,250

Texas—15.3%
Corpus Christi Independent School District, General Obligation, (PSF-GTD Insured) 4.000%, 8/15/43	5,000	5,635
Hidalgo County Drain District No. 1, General Obligation, 5.000%, 9/1/28	1,000	1,194
Lamar Consolidated Independent School District, General Obligation, (PSF-GTD Insured) 5.000%, 2/15/34	1,000	1,221
North Texas Tollway Authority, Special Project System Revenue, (Pre-Refunded 9/1/31 @ 100) 0.000%, 9/1/43	2,340	2,934
Southmost Regional Water Authority, Desalination Plant Project Revenue,
(AGM Insured) 5.000%, 9/1/23	1,085	1,192
(AGM Insured) 5.000%, 9/1/25	1,015	1,113
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, 6.250%, 12/15/26	1,515	1,767
Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 2.088%, 9/15/27(2)	2,620	2,558
Texas Water Development Board Revenue, 5.000%, 8/1/29	1,000	1,310
Upper Trinity Regional Water District Authority, Regional Treated Supply System Revenue, (BAM Insured) 5.000%, 8/1/24	1,340	1,553
		20,477

	Par Value	Value

Vermont—0.3%
Vermont Educational & Health Buildings Financing Agency, University of Vermont Health Network Revenue, 5.000%, 12/1/35	$ 300	$ 355
Virginia—1.7%
Riverside Regional Jail Authority, Jail Facility Revenue, 5.000%, 7/1/26	1,250	1,497
Virginia College Building Authority, Marymount University Revenue,
5.000%, 7/1/20(3)	200	204
5.000%, 7/1/21(3)	400	417
5.000%, 7/1/22(3)	195	208
		2,326

Washington—1.5%
King County Sewer Revenue, 5.000%, 7/1/36	1,630	1,962
West Virginia—0.2%
Monongalia County Building Commission, Monongalia Health System Revenue, 5.000%, 7/1/23	300	330
Wisconsin—1.1%
Public Finance Authority,
Renown Regional Medical Center Revenue, 5.000%, 6/1/33	1,000	1,179
Waste Management, Inc. Revenue, 2.875%, 5/1/27	250	262
		1,441

Total Municipal Bonds (Identified Cost $120,917)		129,450

	Shares
Exchange-Traded Fund—1.0%
VanEck Vectors High-Yield Municipal Index ETF(4)	20,630	1,329
Total Exchange-Traded Fund (Identified Cost $1,259)		1,329

Total Long-Term Investments—97.5% (Identified Cost $122,176)		130,779

	Shares	Value

Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
Dreyfus AMT-Free Tax Exempt Cash Management (seven-day effective yield 1.390%)(4)	2,064,649	$ 2,065
Total Short-Term Investment (Identified Cost $2,065)		2,065

TOTAL INVESTMENTS—99.0% (Identified Cost $124,241)		$132,844
Other assets and liabilities, net—1.0%		1,312
NET ASSETS—100.0%		$134,156

Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At September 30, 2019, 20.2% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the insurers concentration exceeds 10% of the Fund’s net assets.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $1,165 or 0.9% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
74

Newfleet Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$129,450	$ —	$129,450
Equity Securities:
Exchange-Traded Fund	1,329	1,329	—
Money Market Mutual Fund	2,065	2,065	—
Total Investments	$132,844	$3,394	$129,450
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2019.
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
See Notes to Financial Statements.
75

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STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2019
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund
Assets
Investment in securities at value(1)(2)	$ 93,265	$ 61,684	$ 455,637
Cash	1,406	1,789	2,146
Receivables
Investment securities sold	— (a)	801	181
Fund shares sold	450	13	2,016
Dividends and interest	615	895	1,602
Securities lending income	— (a)	4	— (a)
Prepaid Trustees’ retainer	2	1	8
Prepaid expenses	37	33	55
Other assets	8	5	36
Total assets	95,783	65,225	461,681
Liabilities
Payables
Fund shares repurchased	536	71	443
Investment securities purchased	95	1,992	5,289
Collateral on securities loaned	—	2,315	553
Dividend distributions	10	25	84
Investment advisory fees	22	17	80
Distribution and service fees	11	12	34
Administration and accounting fees	9	6	39
Transfer agent and sub-transfer agent fees and expenses	13	11	71
Professional fees	29	29	26
Trustee deferred compensation plan	8	5	36
Other accrued expenses	8	11	31
Total liabilities	741	4,494	6,686
Net Assets	$ 95,042	$ 60,731	$ 454,995
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 42
Capital paid in on shares of beneficial interest	92,946	65,555	452,426
Accumulated earnings (loss)	2,096	(4,824)	2,527
Net Assets	$ 95,042	$ 60,731	$ 454,995
Net Assets:
Class A	$ 36,248	$ 49,890	$ 81,384
Class C	$ 3,725	$ 2,207	$ 20,746
Class I	$ 54,038	$ 7,805	$ 352,583
Class R6	$ 1,031	$ 829	$ 282
Shares Outstanding (unlimited number of shares authorized, no par value):(3)
Class A	3,148,432	12,182,240	7,496,527
Class C	331,331	548,630	1,910,980
Class I	4,617,908	1,902,526	32,486,352
Class R6	88,048	202,083	25,985
Net Asset Value and Redemption Price Per Share:
Class A	$ 11.51	$ 4.10	$ 10.86
Class C	$ 11.24	$ 4.02	$ 10.86
Class I	$ 11.70	$ 4.10	$ 10.85
Class R6	$ 11.71	$ 4.10	$ 10.86
See Notes to Financial Statements.
76

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2019
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 11.96	$ 4.26	$ 11.11
Maximum Sales Charge - Class A	3.75%	3.75%	2.25%
(1) Investment in securities at cost	$ 89,213	$ 62,040	$ 450,088
(2) Market value of securities on loan	$ —	$ 2,188	$ 533
(3) Newfleet Core Plus Bond Fund and Newfleet Low Duration Core Plus Bond Fund have a par value of $1.00, and all other funds on this page have no par value.

(a)	Amount is less than $500.
See Notes to Financial Statements.
77

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2019
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Intermediate Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund
Assets
Investment in securities at value(1)(2)	$ 307,382	$ 390,654	$ 132,844
Foreign currency at value(3)	— (a)	—	—
Cash	4,031	3,654	—
Receivables
Investment securities sold	286	2,255	—
Fund shares sold	722	202	124
Dividends and interest	2,712	841	1,617
Securities lending income	8	—	—
Prepaid Trustees’ retainer	6	7	3
Prepaid expenses	59	32	25
Other assets	25	31	11
Total assets	315,231	397,676	134,624
Liabilities
Cash overdraft	—	—	— (a)
Payables
Fund shares repurchased	1,065	1,034	274
Investment securities purchased	3,577	12,293	—
Borrowings (See Note 11)	—	10,000	—
Collateral on securities loaned	1,731	—	—
Dividend distributions	238	282	56
Investment advisory fees	123	157	33
Distribution and service fees	50	74	17
Administration and accounting fees	27	33	12
Transfer agent and sub-transfer agent fees and expenses	49	50	31
Professional fees	34	36	25
Trustee deferred compensation plan	25	31	11
Interest payable on borrowings	—	1	—
Other accrued expenses	23	118	9
Total liabilities	6,942	24,109	468
Net Assets	$ 308,289	$ 373,567	$ 134,156
Net Assets Consist of:
Common stock $0.001 par value	$ —	$ —	$ 12
Capital paid in on shares of beneficial interest	327,680	427,095	125,468
Accumulated earnings (loss)	(19,391)	(53,528)	8,676
Net Assets	$ 308,289	$ 373,567	$ 134,156
Net Assets:
Class A	$ 86,034	$ 167,595	$ 38,374
Class C	$ 39,778	$ 47,050	$ 11,194
Class I	$ 177,574	$ 158,703	$ 84,588
Class R6	$ 4,903	$ 219	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):(4)
Class A	8,471,990	18,394,210	3,382,894
Class C	3,876,321	5,156,907	986,774
Class I	17,489,942	17,434,670	7,457,349
Class R6	482,100	24,023	—
See Notes to Financial Statements.
78

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2019
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Intermediate Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund
Net Asset Value and Redemption Price Per Share:
Class A	$ 10.16	$ 9.11	$ 11.34
Class C	$ 10.26	$ 9.12	$ 11.34
Class I	$ 10.15	$ 9.10	$ 11.34
Class R6	$ 10.17	$ 9.11	$ —
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 10.56	$ 9.37	$ 11.66
Maximum Sales Charge - Class A	3.75%	2.75%	2.75%
(1) Investment in securities at cost	$ 305,962	$ 403,641	$ 124,241
(2) Market value of securities on loan	$ 1,636	$ —	$ —
(3) Foreign currency at cost	$ —(a)	$ —	$ —
(4) Newfleet Tax-Exempt Bond Fund has a par value of $0.001, and all other funds on this page have no par value.

(a)	Amount is less than $500.
See Notes to Financial Statements.
79

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS
YEAR ENDED September 30, 2019
($ reported in thousands)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund
Investment Income
Dividends	$ 28	$ 99	$ 179
Dividends from affiliated fund	25	—	—
Interest	3,080	3,854	13,599
Security lending, net of fees	1	36	6
Foreign taxes withheld	—	— (1)	—
Total investment income	3,134	3,989	13,784
Expenses
Investment advisory fees	350	393	1,706
Distribution and service fees, Class A	87	126	201
Distribution and service fees, Class C	45	24	231
Administration and accounting fees	90	71	429
Transfer agent fees and expenses	41	39	178
Sub-transfer agent fees and expenses, Class A	20	23	47
Sub-transfer agent fees and expenses, Class C	3	2	15
Sub-transfer agent fees and expenses, Class I	20	8	218
Custodian fees	2	2	—
Printing fees and expenses	11	9	58
Professional fees	31	31	30
Interest expense	— (1)	— (1)	1
Registration fees	56	56	72
Trustees’ fees and expenses	6	5	31
Miscellaneous expenses	24	34	50
Total expenses	786	823	3,267
Less expenses reimbursed and/or waived by investment adviser(2)	(189)	(220)	(816)
Less low balance account fees	(2)	(3)	— (1)
Net expenses	595	600	2,451
Net investment income (loss)	2,539	3,389	11,333
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated investments	51	(609)	(392)
Affiliated fund	(75)	—	—
Foreign currency transactions	(6)	(25)	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	5,049	(17)	8,918
Affiliated fund	39	—	—
Net realized and unrealized gain (loss) on investments	5,058	(651)	8,526
Net increase (decrease) in net assets resulting from operations	$7,597	$2,738	$19,859

(1)	Amount is less than $500.
(2)	See Note 3D in the Notes to Financial Statements.
See Notes to Financial Statements.
80

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2019
($ reported in thousands)
	Newfleet Multi-Sector Intermediate Bond Fund	Newfleet Senior Floating Rate Fund	Newfleet Tax-Exempt Bond Fund
Investment Income
Dividends	$ 128	$ 227	$ 82
Dividends from affiliated fund	174	—	—
Interest	14,275	25,447	4,558
Security lending, net of fees	53	—	—
Foreign taxes withheld	(1)	—	—
Total investment income	14,629	25,674	4,640
Expenses
Investment advisory fees	1,513	1,904	628
Distribution and service fees, Class A	188	420	92
Distribution and service fees, Class C	465	645	137
Administration and accounting fees	296	450	154
Transfer agent fees and expenses	122	183	62
Sub-transfer agent fees and expenses, Class A	52	26	19
Sub-transfer agent fees and expenses, Class C	31	43	7
Sub-transfer agent fees and expenses, Class I	113	126	87
Custodian fees	4	—	—
Printing fees and expenses	29	38	13
Professional fees	37	52	25
Interest expense	— (1)	703	— (1)
Registration fees	73	67	46
Trustees’ fees and expenses	22	37	12
Miscellaneous expenses	48	153	16
Total expenses	2,993	4,847	1,298
Less expenses reimbursed and/or waived by investment adviser(2)	(330)	(158)	(231)
Less low balance account fees	— (1)	— (1)	— (1)
Net expenses	2,663	4,689	1,067
Net investment income (loss)	11,966	20,985	3,573
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated investments	(4,596)	(8,908)	(86)
Affiliated fund	(591)	—	—
Foreign currency transactions	(1,229)	—	—
Net increase from payment by affiliates(3)	6	—	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	10,355	(7,994)	6,600
Affiliated fund	305	—	—
Foreign currency transactions	1	—	—
Net realized and unrealized gain (loss) on investments	4,251	(16,902)	6,514
Net increase (decrease) in net assets resulting from operations	$16,217	$ 4,083	$10,087

(1)	Amount is less than $500.
(2)	See Note 3D in the Notes to Financial Statements.
(3)	See Note 3H in the Notes to Financial Statements.
See Notes to Financial Statements.
81

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Newfleet Core Plus Bond Fund		Newfleet High Yield Fund
	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 2,539	$ 2,326	$ 3,389	$ 3,721
Net realized gain (loss)	(30)	(303)	(634)	56
Net change in unrealized appreciation (depreciation)	5,088	(2,674)	(17)	(1,946)
Increase (decrease) in net assets resulting from operations	7,597	(651)	2,738	1,831
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,119)	(1,221) (1)	(2,829)	(3,001) (1)
Class C	(112)	(153) (1)	(116)	(173) (1)
Class I	(1,285)	(992) (1)	(377)	(353) (1)
Class R6	(23)	(18) (1)	(66)	(292) (1)
Total Dividends and Distributions to Shareholders	(2,539)	(2,384)	(3,388)	(3,819)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	110	(3,967)	(1,570)	(3,267)
Class C	(1,679)	(1,251)	(984)	(235)
Class I	24,047	1,951	(623)	2,147
Class R6	569	(28)	(3,512)	(704)
Increase (decrease) in net assets from capital transactions	23,047	(3,295)	(6,689)	(2,059)
Net increase (decrease) in net assets	28,105	(6,330)	(7,339)	(4,047)
Net Assets
Beginning of period	66,937	73,267	68,070	72,117
End of Period	$ 95,042	$ 66,937	$ 60,731	$ 68,070
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 151	N/A	$ 300

(1)	For the year ended September 30, 2018, distributions to shareholders were from net investment income.
See Notes to Financial Statements.
82

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STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Low Duration Core Plus Bond Fund		Newfleet Multi-Sector Intermediate Bond Fund
	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 11,333	$ 8,941	$ 11,966	$ 15,818
Net realized gain (loss)	(392)	(1,531)	(6,416)	(5,000)
Net increase from payment by affiliates(1)	—	—	6	—
Net change in unrealized appreciation (depreciation)	8,918	(5,177)	10,661	(11,400)
Increase (decrease) in net assets resulting from operations	19,859	2,233	16,217	(582)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,152)	(1,854) (2)	(2,890)	(3,326) (2)
Class C	(445)	(423) (2)	(1,427)	(2,011) (2)
Class I	(8,732)	(6,664) (2)	(6,137)	(8,704) (2)
Class R6	(4)	—	(217)	(792) (2)
Tax Return on Capital:
Class A	—	—	(379)	(123)
Class C	—	—	(232)	(91)
Class I	—	—	(744)	(302)
Class R6	—	—	(27)	(27)
Total Dividends and Distributions to Shareholders	(11,333)	(8,941)	(12,053)	(15,376)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	4,937	(5,375)	11,432	(10,361)
Class C	(2,555)	(9,071)	(14,751)	(7,437)
Class I	81,041	19,203	13,121	(34,563)
Class R6	278	—	(10,775)	(2,877)
Increase (decrease) in net assets from capital transactions	83,701	4,757	(973)	(55,238)
Net increase (decrease) in net assets	92,227	(1,951)	3,191	(71,196)
Net Assets
Beginning of period	362,768	364,719	305,098	376,294
End of Period	$ 454,995	$ 362,768	$ 308,289	$ 305,098
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 266	N/A	$ (173)

(1)	See Note 3H in the Notes to Financial Statements.
(2)	For the year ended September 30, 2018, distributions to shareholders were from net investment income.
See Notes to Financial Statements.
83

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Newfleet Senior Floating Rate Fund		Newfleet Tax-Exempt Bond Fund
	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 20,985	$ 22,734	$ 3,573	$ 4,498
Net realized gain (loss)	(8,908)	356	(86)	806
Net change in unrealized appreciation (depreciation)	(7,994)	(803)	6,600	(5,784)
Increase (decrease) in net assets resulting from operations	4,083	22,287	10,087	(480)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(8,440)	(9,078) (1)	(1,126)	(1,358) (1)
Class C	(2,767)	(3,128) (1)	(332)	(460) (1)
Class I	(10,029)	(10,787) (1)	(2,973)	(3,474) (1)
Class R6	(9)	(22) (1)	—	—
Total Dividends and Distributions to Shareholders	(21,245)	(23,015)	(4,431)	(5,292)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(21,646)	(26,751)	632	(8,931)
Class C	(29,121)	(19,138)	(4,620)	(4,937)
Class I	(61,367)	(22,375)	(21,504)	6,081
Class R6	117	9	—	—
Increase (decrease) in net assets from capital transactions	(112,017)	(68,255)	(25,492)	(7,787)
Net increase (decrease) in net assets	(129,179)	(68,983)	(19,836)	(13,559)
Net Assets
Beginning of period	502,746	571,729	153,992	167,551
End of Period	$ 373,567	$ 502,746	$ 134,156	$ 153,992
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 369	N/A	$ 217

(1)	For the year ended September 30, 2018, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (9,078)	$ (1,166)
Class C	(3,128)	(375)
Class I	(10,787)	(3,044)
Class R6	(22)	—
Net realized gains:
Class A	—	(192)
Class C	—	(85)
Class I	—	(430)
Total	$ (23,015)	$ (5,292)
See Notes to Financial Statements.
84

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

Newfleet Core Plus Bond Fund
Class A
10/1/18 to 9/30/19	$10.84	0.35	0.67	1.02	(0.35)	—	—	(0.35)	—	0.67	$11.51	9.64%	$ 36,248	0.85%	1.11%	3.21%	59%
10/1/17 to 9/30/18	11.31	0.36	(0.46)	(0.10)	(0.37)	—	—	(0.37)	—	(0.47)	10.84	(0.92)	33,998	0.84	1.12	3.24	49
10/1/16 to 9/30/17	11.38	0.37	(0.08)	0.29	(0.36)	—	—	(0.36)	—	(0.07)	11.31	2.60 (6)	39,536	0.84 (6)	1.17	3.26 (6)	56
10/1/15 to 9/30/16	11.02	0.36	0.33	0.69	(0.33)	—	—	(0.33)	— (7)	0.36	11.38	6.38 (8)	44,136	0.86 (9)	1.18	3.28	64
10/1/14 to 9/30/15	11.43	0.40	(0.43)	(0.03)	(0.32)	(0.06)	—	(0.38)	—	(0.41)	11.02	(0.26)	48,064	0.85	1.12	3.55	64
Class C
10/1/18 to 9/30/19	$10.59	0.27	0.65	0.92	(0.27)	—	—	(0.27)	—	0.65	$11.24	8.78%	$ 3,725	1.59%	1.85%	2.49%	59%
10/1/17 to 9/30/18	11.04	0.27	(0.44)	(0.17)	(0.28)	—	—	(0.28)	—	(0.45)	10.59	(1.58)	5,165	1.59	1.87	2.49	49
10/1/16 to 9/30/17	11.12	0.27	(0.08)	0.19	(0.27)	—	—	(0.27)	—	(0.08)	11.04	1.79 (6)	6,671	1.59 (6)	1.92	2.51 (6)	56
10/1/15 to 9/30/16	10.78	0.27	0.32	0.59	(0.25)	—	—	(0.25)	— (7)	0.34	11.12	5.54 (8)	9,409	1.61 (9)	1.93	2.52	64
10/1/14 to 9/30/15	11.19	0.30	(0.41)	(0.11)	(0.24)	(0.06)	—	(0.30)	—	(0.41)	10.78	(1.00)	8,853	1.60	1.87	2.74	64
Class I
10/1/18 to 9/30/19	$11.02	0.38	0.69	1.07	(0.39)	—	—	(0.39)	—	0.68	$11.70	9.90%	$ 54,038	0.60%	0.82%	3.39%	59%
10/1/17 to 9/30/18	11.49	0.39	(0.46)	(0.07)	(0.40)	—	—	(0.40)	—	(0.47)	11.02	(0.60)	27,360	0.59	0.84	3.50	49
10/1/16 to 9/30/17	11.56	0.40	(0.08)	0.32	(0.39)	—	—	(0.39)	—	(0.07)	11.49	2.81 (6)	26,597	0.59 (6)	0.92	3.52 (6)	56
10/1/15 to 9/30/16	11.19	0.40	0.33	0.73	(0.36)	—	—	(0.36)	— (7)	0.37	11.56	6.63 (8)	24,236	0.61 (9)	0.93	3.51	64
10/1/14 to 9/30/15	11.59	0.43	(0.42)	0.01	(0.35)	(0.06)	—	(0.41)	—	(0.40)	11.19	0.08	17,456	0.60	0.87	3.78	64
Class R6
10/1/18 to 9/30/19	$11.02	0.40	0.69	1.09	(0.40)	—	—	(0.40)	—	0.69	$11.71	10.13%	$ 1,031	0.48%	0.77%	3.52%	59%
10/1/17 to 9/30/18	11.50	0.40	(0.47)	(0.07)	(0.41)	—	—	(0.41)	—	(0.48)	11.02	(0.60)	414	0.50 (10)	0.79	3.59	49
11/3/16 (11) to 9/30/17	11.45	0.38	0.03	0.41	(0.36)	—	—	(0.36)	—	0.05	11.50	3.66 (6)	463	0.53 (6)	0.88	3.33 (6)	56 (12)

Newfleet High Yield Fund
Class A
10/1/18 to 9/30/19	$ 4.13	0.23	(0.03)	0.20	(0.23)	—	—	(0.23)	—	(0.03)	$ 4.10	4.99%	$ 49,890	0.99%	1.36%	5.61%	59%
10/1/17 to 9/30/18	4.25	0.23	(0.12)	0.11	(0.23)	—	—	(0.23)	—	(0.12)	4.13	2.77	51,859	0.99	1.34	5.48	66
10/1/16 to 9/30/17	4.18	0.23	0.06	0.29	(0.22)	—	—	(0.22)	—	0.07	4.25	7.05 (6)	56,694	1.00 (6)(10)	1.41	5.36 (6)	71
10/1/15 to 9/30/16	3.98	0.21	0.20	0.41	(0.21)	—	—	(0.21)	— (7)	0.20	4.18	10.59 (8)	64,338	1.15 (9)	1.42	5.15	81
10/1/14 to 9/30/15	4.35	0.22	(0.36)	(0.14)	(0.23)	—	—	(0.23)	—	(0.37)	3.98	(3.39)	60,951	1.15	1.32	5.26	94
Class C
10/1/18 to 9/30/19	$ 4.06	0.19	(0.04)	0.15	(0.19)	—	—	(0.19)	—	(0.04)	$ 4.02	3.94%	$ 2,207	1.75%	2.11%	4.85%	59%
10/1/17 to 9/30/18	4.17	0.19	(0.10)	0.09	(0.20)	—	—	(0.20)	—	(0.11)	4.06	2.20	3,254	1.74	2.08	4.73	66
10/1/16 to 9/30/17	4.11	0.19	0.06	0.25	(0.19)	—	—	(0.19)	—	0.06	4.17	6.11 (6)	3,593	1.75 (6)(10)	2.17	4.61 (6)	71
10/1/15 to 9/30/16	3.92	0.17	0.20	0.37	(0.18)	—	—	(0.18)	— (7)	0.19	4.11	9.68 (8)	4,231	1.90 (9)	2.17	4.40	81
10/1/14 to 9/30/15	4.28	0.19	(0.35)	(0.16)	(0.20)	—	—	(0.20)	—	(0.36)	3.92	(3.93)	3,705	1.90	2.07	4.52	94
Class I
10/1/18 to 9/30/19	$ 4.13	0.24	(0.03)	0.21	(0.24)	—	—	(0.24)	—	(0.03)	$ 4.10	5.25%	$ 7,805	0.75%	1.15%	5.82%	59%
10/1/17 to 9/30/18	4.25	0.24	(0.12)	0.12	(0.24)	—	—	(0.24)	—	(0.12)	4.13	3.03	8,557	0.74	1.14	5.72	66
10/1/16 to 9/30/17	4.18	0.24	0.06	0.30	(0.23)	—	—	(0.23)	—	0.07	4.25	7.31 (6)	6,577	0.75 (6)(10)	1.17	5.62 (6)	71
10/1/15 to 9/30/16	3.98	0.21	0.21	0.42	(0.22)	—	—	(0.22)	— (7)	0.20	4.18	10.86 (8)	7,954	0.90 (9)	1.16	5.38	81
10/1/14 to 9/30/15	4.35	0.23	(0.36)	(0.13)	(0.24)	—	—	(0.24)	—	(0.37)	3.98	(3.15)	4,625	0.90	1.07	5.53	94
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
85

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet High Yield Fund (Continued)
Class R6
10/1/18 to 9/30/19	$ 4.13	0.23	(0.02)	0.21	(0.24)	—	—	(0.24)	—	(0.03)	$ 4.10	5.30%	$ 829	0.69%	1.04%	5.77%	59%
10/1/17 to 9/30/18	4.25	0.24	(0.11)	0.13	(0.25)	—	—	(0.25)	—	(0.12)	4.13	3.09	4,400	0.69	1.00	5.79	66
11/3/16 (11) to 9/30/17	4.14	0.22	0.10	0.32	(0.21)	—	—	(0.21)	—	0.11	4.25	7.93 (6)	5,253	0.69 (6)(10)	1.15	5.66 (6)	71

Newfleet Low Duration Core Plus Bond Fund
Class A
10/1/18 to 9/30/19	$10.64	0.29	0.22	0.51	(0.29)	—	—	(0.29)	—	0.22	$10.86	4.82%	$ 81,384	0.75%	0.95%	2.67%	45%
10/1/17 to 9/30/18	10.83	0.25	(0.19)	0.06	(0.25)	—	—	(0.25)	—	(0.19)	10.64	0.55	74,707	0.75	1.09	2.32	54
10/1/16 to 9/30/17	10.90	0.21	(0.07)	0.14	(0.21)	—	—	(0.21)	—	(0.07)	10.83	1.31	81,542	0.75	1.12	1.95	55
1/1/16 to 9/30/16(13)	10.70	0.15	0.20	0.35	(0.15)	—	—	(0.15)	—	0.20	10.90	3.25	102,049	0.76 (9)	1.12	1.89	38
1/1/15 to 12/31/15	10.82	0.19	(0.09)	0.10	(0.19)	(0.03)	—	(0.22)	— (7)	(0.12)	10.70	0.89 (8)	85,666	0.75	1.12	1.77	56
1/1/14 to 12/31/14	10.83	0.22	(0.01)	0.21	(0.22)	—	—	(0.22)	—	(0.01)	10.82	1.94	75,456	0.92 (10)	1.11	2.02	58
Class C
10/1/18 to 9/30/19	$10.64	0.21	0.22	0.43	(0.21)	—	—	(0.21)	—	0.22	$10.86	4.04%	$ 20,746	1.50%	1.70%	1.92%	45%
10/1/17 to 9/30/18	10.83	0.17	(0.19)	(0.02)	(0.17)	—	—	(0.17)	—	(0.19)	10.64	(0.20)	22,809	1.50	1.82	1.55	54
10/1/16 to 9/30/17	10.90	0.13	(0.07)	0.06	(0.13)	—	—	(0.13)	—	(0.07)	10.83	0.56	32,400	1.50	1.87	1.20	55
1/1/16 to 9/30/16(13)	10.70	0.09	0.19	0.28	(0.08)	—	—	(0.08)	—	0.20	10.90	2.67	46,642	1.51 (9)	1.87	1.15	38
1/1/15 to 12/31/15	10.82	0.11	(0.10)	0.01	(0.10)	(0.03)	—	(0.13)	— (7)	(0.12)	10.70	0.13 (8)	44,621	1.50	1.86	1.02	56
1/1/14 to 12/31/14	10.84	0.14	(0.02)	0.12	(0.14)	—	—	(0.14)	—	(0.02)	10.82	1.08	51,303	1.68 (10)	1.87	1.28	58
Class I
10/1/18 to 9/30/19	$10.63	0.31	0.22	0.53	(0.31)	—	—	(0.31)	—	0.22	$10.85	5.09%	$352,583	0.50%	0.70%	2.91%	45%
10/1/17 to 9/30/18	10.83	0.28	(0.20)	0.08	(0.28)	—	—	(0.28)	—	(0.20)	10.63	0.71	265,252	0.50	0.83	2.57	54
10/1/16 to 9/30/17	10.90	0.24	(0.07)	0.17	(0.24)	—	—	(0.24)	—	(0.07)	10.83	1.56	250,777	0.50	0.88	2.21	55
1/1/16 to 9/30/16(13)	10.70	0.17	0.20	0.37	(0.17)	—	—	(0.17)	—	0.20	10.90	3.44	251,630	0.52 (9)	0.87	2.15	38
1/1/15 to 12/31/15	10.81	0.22	(0.09)	0.13	(0.21)	(0.03)	—	(0.24)	— (7)	(0.11)	10.70	1.24 (8)	150,977	0.50	0.88	2.03	56
1/1/14 to 12/31/14	10.83	0.25	(0.02)	0.23	(0.25)	—	—	(0.25)	—	(0.02)	10.81	2.10	92,794	0.68 (10)	0.91	2.27	58
Class R6
12/19/18 (11) to 9/30/19	$10.58	0.25	0.28	0.53	(0.25)	—	—	(0.25)	—	0.28	$10.86	5.08%	$ 282	0.43%	0.62%	3.02%	45% (12)

Newfleet Multi-Sector Intermediate Bond Fund
Class A
10/1/18 to 9/30/19	$ 9.97	0.43	0.19	0.62	(0.38)	(0.05)	—	(0.43)	— (7)	0.19	$10.16	6.43% (8)	$ 86,034	0.98%	1.10%	4.34%	81%
10/1/17 to 9/30/18	10.42	0.45	(0.46)	(0.01)	(0.42)	(0.02)	—	(0.44)	—	(0.45)	9.97	(0.14)	73,217	0.98	1.10	4.43	70
10/1/16 to 9/30/17	10.30	0.47	0.10	0.57	(0.45)	—	—	(0.45)	—	0.12	10.42	5.64 (6)	87,144	1.01 (6)(10)	1.13	4.55 (6)	64
10/1/15 to 9/30/16	9.76	0.47	0.49	0.96	(0.42)	—	—	(0.42)	—	0.54	10.30	10.15	98,969	1.14 (9)	1.15	4.80	60
10/1/14 to 9/30/15	10.70	0.49	(0.85)	(0.36)	(0.40)	(0.05)	(0.13)	(0.58)	— (7)	(0.94)	9.76	(3.41) (8)	104,833	1.10	1.10	4.81	66
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
86

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Multi-Sector Intermediate Bond Fund (Continued)
Class C
10/1/18 to 9/30/19	$10.07	0.36	0.19	0.55	(0.31)	(0.05)	—	(0.36)	— (7)	0.19	$10.26	5.57% (8)	$ 39,778	1.73%	1.85%	3.63%	81%
10/1/17 to 9/30/18	10.53	0.38	(0.48)	(0.10)	(0.34)	(0.02)	—	(0.36)	—	(0.46)	10.07	(0.96)	53,809	1.73	1.83	3.68	70
10/1/16 to 9/30/17	10.40	0.39	0.11	0.50	(0.37)	—	—	(0.37)	—	0.13	10.53	4.90 (6)	63,919	1.77 (6)(10)	1.88	3.80 (6)	64
10/1/15 to 9/30/16	9.85	0.40	0.50	0.90	(0.35)	—	—	(0.35)	—	0.55	10.40	9.34	75,350	1.88 (9)	1.90	4.04	60
10/1/14 to 9/30/15	10.79	0.42	(0.85)	(0.43)	(0.33)	(0.05)	(0.13)	(0.51)	— (7)	(0.94)	9.85	(4.11) (8)	84,099	1.85	1.85	4.06	66
Class I
10/1/18 to 9/30/19	$ 9.98	0.46	0.18	0.64	(0.42)	(0.05)	—	(0.47)	— (7)	0.17	$10.15	6.57% (8)	$177,574	0.73%	0.85%	4.57%	81%
10/1/17 to 9/30/18	10.43	0.48	(0.47)	0.01	(0.44)	(0.02)	—	(0.46)	—	(0.45)	9.98	0.14	162,322	0.73	0.83	4.66	70
10/1/16 to 9/30/17	10.31	0.50	0.09	0.59	(0.47)	—	—	(0.47)	—	0.12	10.43	5.90 (6)	205,821	0.75 (6)(10)	0.88	4.83 (6)	64
10/1/15 to 9/30/16	9.77	0.50	0.49	0.99	(0.45)	—	—	(0.45)	—	0.54	10.31	10.42	123,435	0.88 (9)	0.90	5.04	60
10/1/14 to 9/30/15	10.71	0.52	(0.85)	(0.33)	(0.43)	(0.05)	(0.13)	(0.61)	— (7)	(0.94)	9.77	(3.17) (8)	138,956	0.85	0.85	5.06	66
Class R6
10/1/18 to 9/30/19	$ 9.98	0.46	0.20	0.66	(0.42)	(0.05)	—	(0.47)	— (7)	0.19	$10.17	6.77% (8)	$ 4,903	0.59%	0.78%	4.65%	81%
10/1/17 to 9/30/18	10.43	0.49	(0.47)	0.02	(0.45)	(0.02)	—	(0.47)	—	(0.45)	9.98	0.19	15,750	0.62	0.76	4.78	70
10/1/16 to 9/30/17	10.31	0.50	0.10	0.60	(0.48)	—	—	(0.48)	—	0.12	10.43	5.98 (6)	19,410	0.67 (6)(10)	0.82	4.79 (6)	64
10/1/15 to 9/30/16	9.77	0.50	0.50	1.00	(0.46)	—	—	(0.46)	—	0.54	10.31	10.50	2,004	0.81 (9)	0.83	5.12	60
11/12/14 (11) to 9/30/15	10.67	0.46	(0.81)	(0.35)	(0.37)	(0.05)	(0.13)	(0.55)	—	(0.90)	9.77	(3.31) (8)	1,778	0.76	0.77	5.12	66 (12)

Newfleet Senior Floating Rate Fund
Class A
10/1/18 to 9/30/19	$ 9.41	0.46	(0.30)	0.16	(0.46)	—	—	(0.46)	—	(0.30)	$ 9.11	1.80%	$167,595	1.10% (14)	1.11%	4.96%	24%
10/1/17 to 9/30/18	9.42	0.41	(0.01)	0.40	(0.41)	—	—	(0.41)	—	(0.01)	9.41	4.33	196,025	1.09	1.12	4.31	37
10/1/16 to 9/30/17	9.42	0.37	0.02	0.39	(0.39)	—	—	(0.39)	—	—	9.42	4.28	223,055	1.10 (10)	1.16	3.95	95
10/1/15 to 9/30/16	9.36	0.34	0.06	0.40	(0.34)	—	—	(0.34)	—	0.06	9.42	4.42	227,588	1.23 (9)(15)	1.24	3.67	48
10/1/14 to 9/30/15	9.72	0.38	(0.32)	0.06	(0.39)	—	(0.03)	(0.42)	— (7)	(0.36)	9.36	0.53 (8)	268,596	1.20 (15)	1.20	3.94	34
Class C
10/1/18 to 9/30/19	$ 9.42	0.39	(0.30)	0.09	(0.39)	—	—	(0.39)	—	(0.30)	$ 9.12	1.05%	$ 47,050	1.86% (14)	1.92%	4.23%	24%
10/1/17 to 9/30/18	9.44	0.33	(0.01)	0.32	(0.34)	—	—	(0.34)	—	(0.02)	9.42	3.45	78,558	1.84	1.91	3.55	37
10/1/16 to 9/30/17	9.43	0.30	0.03	0.33	(0.32)	—	—	(0.32)	—	0.01	9.44	3.50	97,800	1.85 (10)	1.92	3.20	95
10/1/15 to 9/30/16	9.37	0.27	0.06	0.33	(0.27)	—	—	(0.27)	—	0.06	9.43	3.63	111,839	1.98 (9)(15)	1.99	2.92	48
10/1/14 to 9/30/15	9.73	0.31	(0.33)	(0.02)	(0.31)	—	(0.03)	(0.34)	— (7)	(0.36)	9.37	(0.22) (8)	138,478	1.95 (15)	1.95	3.19	34
Class I
10/1/18 to 9/30/19	$ 9.40	0.48	(0.30)	0.18	(0.48)	—	—	(0.48)	—	(0.30)	$ 9.10	2.05%	$158,703	0.86% (14)	0.91%	5.20%	24%
10/1/17 to 9/30/18	9.42	0.43	(0.02)	0.41	(0.43)	—	—	(0.43)	—	(0.02)	9.40	4.48	228,058	0.84	0.90	4.56	37
10/1/16 to 9/30/17	9.41	0.40	0.02	0.42	(0.41)	—	—	(0.41)	—	0.01	9.42	4.54	250,770	0.84 (10)	0.92	4.21	95
10/1/15 to 9/30/16	9.35	0.36	0.06	0.42	(0.36)	—	—	(0.36)	—	0.06	9.41	4.69	210,752	0.97 (9)(15)	0.98	3.91	48
10/1/14 to 9/30/15	9.71	0.40	(0.32)	0.08	(0.41)	—	(0.03)	(0.44)	— (7)	(0.36)	9.35	0.78 (8)	284,735	0.95 (15)	0.95	4.20	34
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
87

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
Newfleet Senior Floating Rate Fund (Continued)
Class R6
10/1/18 to 9/30/19	$ 9.40	0.49	(0.28)	0.21	(0.50)	—	—	(0.50)	—	(0.29)	$ 9.11	2.31%	$ 219	0.71% (14)	0.84%	5.35%	24%
10/1/17 to 9/30/18	9.42	0.44	(0.02)	0.42	(0.44)	—	—	(0.44)	—	(0.02)	9.40	4.60	105	0.75 (10)	0.86	4.70	37
11/3/16 (11) to 9/30/17	9.43	0.36	0.01	0.37	(0.38)	—	—	(0.38)	—	(0.01)	9.42	4.32	104	0.77 (10)	0.86	3.76	95 (12)

Newfleet Tax-Exempt Bond Fund
Class A
10/1/18 to 9/30/19	$10.88	0.27	0.53	0.80	(0.27)	—	(0.07)	(0.34)	—	0.46	$11.34	7.50%	$ 38,374	0.85%	0.99%	2.47%	4%
10/1/17 to 9/30/18	11.28	0.31	(0.35)	(0.04)	(0.31)	—	(0.05)	(0.36)	—	(0.40)	10.88	(0.35)	36,238	0.85	0.99	2.78	15
10/1/16 to 9/30/17	11.55	0.31	(0.26)	0.05	(0.30)	—	(0.02)	(0.32)	—	(0.27)	11.28	0.48 (6)	46,657	0.85 (6)	1.03	2.78 (6)	9
1/1/16 to 9/30/16(13)	11.43	0.22	0.12	0.34	(0.22)	—	—	(0.22)	—	0.12	11.55	3.00	69,711	0.87 (9)	1.03	2.53	9
1/1/15 to 12/31/15	11.46	0.30	(0.03)	0.27	(0.29)	—	(0.01)	(0.30)	—	(0.03)	11.43	2.39	74,418	0.85	1.00	2.60	10
1/1/14 to 12/31/14	10.91	0.31	0.56	0.87	(0.32)	—	— (7)	(0.32)	—	0.55	11.46	7.94	79,906	0.85	0.99	2.73	22
Class C
10/1/18 to 9/30/19	$10.89	0.19	0.52	0.71	(0.19)	—	(0.07)	(0.26)	—	0.45	$11.34	6.60%	$ 11,194	1.60%	1.73%	1.73%	4%
10/1/17 to 9/30/18	11.29	0.22	(0.34)	(0.12)	(0.23)	—	(0.05)	(0.28)	—	(0.40)	10.89	(1.09)	15,238	1.60	1.73	2.03	15
10/1/16 to 9/30/17	11.55	0.23	(0.25)	(0.02)	(0.22)	—	(0.02)	(0.24)	—	(0.26)	11.29	(0.18) (6)	20,832	1.60 (6)	1.78	2.03 (6)	9
1/1/16 to 9/30/16(13)	11.43	0.15	0.13	0.28	(0.16)	—	—	(0.16)	—	0.12	11.55	2.42	26,833	1.61 (9)	1.78	1.78	9
1/1/15 to 12/31/15	11.46	0.21	(0.03)	0.18	(0.20)	—	(0.01)	(0.21)	—	(0.03)	11.43	1.62	30,316	1.60	1.75	1.85	10
1/1/14 to 12/31/14	10.92	0.22	0.55	0.77	(0.23)	—	— (7)	(0.23)	—	0.54	11.46	7.13	30,967	1.60	1.74	1.98	22
Class I
10/1/18 to 9/30/19	$10.88	0.30	0.53	0.83	(0.30)	—	(0.07)	(0.37)	—	0.46	$11.34	7.76%	$ 84,588	0.60%	0.78%	2.72%	4%
10/1/17 to 9/30/18	11.28	0.33	(0.34)	(0.01)	(0.34)	—	(0.05)	(0.39)	—	(0.40)	10.88	(0.10)	102,516	0.60	0.74	3.03	15
10/1/16 to 9/30/17	11.55	0.34	(0.26)	0.08	(0.33)	—	(0.02)	(0.35)	—	(0.27)	11.28	0.73 (6)	100,062	0.60 (6)	0.79	3.04 (6)	9
1/1/16 to 9/30/16(13)	11.43	0.24	0.12	0.36	(0.24)	—	—	(0.24)	—	0.12	11.55	3.19	104,679	0.62 (9)	0.78	2.78	9
1/1/15 to 12/31/15	11.46	0.33	(0.03)	0.30	(0.32)	—	(0.01)	(0.33)	—	(0.03)	11.43	2.64	90,912	0.60	0.77	2.85	10
1/1/14 to 12/31/14	10.91	0.34	0.56	0.90	(0.35)	—	— (7)	(0.35)	—	0.55	11.46	8.30	86,459	0.60	0.79	2.98	22

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
88

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	State Street Bank & Trust, custodian for some of the Funds through January 29, 2010, reimbursed the Funds for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
Newfleet Core Plus Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet High Yield Fund 0.08% (Class A), 0.08% (Class C), 0.08% (Class I), 0.00% (Class R6)
Newfleet Multi-Sector Intermediate Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet Tax-Exempt Bond Fund 0.01% (Class A), 0.01% (Class C), 0.01% (Class I)
Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
Newfleet Core Plus Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet High Yield Fund 0.08% (Class A), 0.08% (Class C), 0.08% (Class I), 0.00% (Class R6)
Newfleet Multi-Sector Intermediate Bond Fund 0.02% (Class A), 0.02% (Class C), 0.02% (Class I), 0.00% (Class R6)
Newfleet Tax-Exempt Bond Fund 0.01% (Class A), 0.01% (Class C), 0.01% (Class I)

(7)	Amount is less than $0.005 per share.
(8)	Payment from affiliate had no impact on total return.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(11)	Inception date.
(12)	Portfolio turnover is representative of the Fund for the entire period.
(13)	The Fund changed its fiscal year end to September 30, during the period.
(14)	Ratios of total expenses excluding interest expense on borrowings for the year ended September 30, 2019 were 0.16% (Class A), 0.17% (Class C), 0.17% (Class I) and 0.16% (Class R6).
(15)	The share class is currently under its expense limitation.
See Notes to Financial Statements.
89

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2019
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 23 funds of the Trust are offered for sale, of which 6 (each a “Fund” or collectively, the “Funds”) are reported in this annual report. Each Fund’s investment objective is outlined in its respective Fund Summary page. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares and Class I shares. All of the Funds with the exception of the Newfleet Tax-Exempt Bond Fund offer Class R6 shares.
Class A shares of Newfleet Low Duration Core Plus Bond Fund are sold with a front-end sales charge of 2.25% with some exceptions. Class A shares of the Newfleet Senior Floating Rate Fund and Newfleet Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, and Newfleet Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class R6 shares and Class I shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing plans, money purchase pension plans and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Funds. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
90

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2016 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately used.
91

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	When-issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Interest-Only and Principal-Only Securities
Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.
I.	Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
92

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
As of September 30, 2019, the Funds had the following unfunded loan commitments:
	Unfunded Loan Commitment
		Newfleet	Newfleet	Newfleet
	Newfleet Core Plus	Low Duration Core Plus	Multi-Sector Intermediate	Senior Floating Rate
Borrower	Bond Fund	Bond Fund	Bond Fund	Fund
CSC Holdings LLC	$ —	$230	$ —	$ —
Heartland Dental LLC	—	—	—	28
NCR Corp.	—	70	—	320
Pacific Gas and Electric Co.	20	115	75	131
Pearl Intermediate Parent LLC	—	—	32	97
J.	Regulation S-X
In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statements of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statements of Changes in Net Assets. Certain prior year amounts have been reclassified for consistency with the current year presentation (see footnotes on Statements of Changes in Net Assets for separate disclosure). These reclassifications have no effect on total net assets, total distributions, the statement of operations, financial highlights, net asset value or total return.
K.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under Master Securities Lending Agreements (“MSLA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At September 30, 2019, the securities loaned were subject to a MSLA on a net payment basis as follows:

	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Newfleet High Yield Fund	$2,188	$ 2,188	$—
Newfleet Low Duration Core Plus Bond Fund	533	533	—
Newfleet Multi-Sector Intermediate Bond Fund	1,636	1,636	—
(1)	Collateral with a value of $2,315, $553, and $1,731, respectively, has been received in connection with securities lending transactions.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadviser(s).
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Newfleet Tax-Exempt Bond Fund	0.45%

93

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
	First $1 Billion	$1+ Billion
Newfleet Core Plus Bond Fund	0.45%	0.40%

	First $2 Billion	$2+ Billion
Newfleet Low Duration Core Plus Bond Fund	0.40%	0.375%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Newfleet High Yield Fund	0.65%	0.60%	0.55%
Newfleet Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Newfleet Senior Floating Rate Fund	0.45%	0.40%	0.38%
During the period covered by these financial statements, the Newfleet Core Plus Bond Fund and the Newfleet Multi-Sector Intermediate Fund, each invested a portion of its assets in Virtus Newfleet Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by each Fund on the assets invested in the Virtus Newfleet Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $2, and $18, respectively. These waivers are in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and are included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser”.
B.	Subadviser
Newfleet Asset Management, LLC (the “Subadviser”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Funds. The Subadviser manages the investments of each Fund, for which it is paid a fee by the Adviser.
C.	Expense Limits and Fee Waivers
The Adviser has contractually agreed to limit each Fund’s total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed on an annualized basis, the following respective percentages of average daily net assets through January 31, 2020. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are calculated daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Newfleet Core Plus Bond Fund	0.85%	1.60%	0.60%	0.48%
Newfleet High Yield Fund	1.00	1.75	0.75	0.69
Newfleet Low Duration Core Plus Bond Fund	0.75	1.50	0.50	0.43
Newfleet Multi-Sector Intermediate Bond Fund	0.99	1.74	0.74	0.60
Newfleet Senior Floating Rate Fund	0.94	1.69	0.69	0.55
Newfleet Tax-Exempt Bond Fund	0.85	1.60	0.60	N/A
From July 1, 2019 through September 24, 2019, the exclusions included front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any). As of September 25, 2019, the exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
94

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Fund	2020	2021	2022	Total
Newfleet Core Plus Bond Fund
Class A	$ 130	$ 98	$ 89	$ 317
Class C	26	21	12	59
Class I	78	68	84	230
Class R6	1	1	2	4
Newfleet High Yield Fund
Class A	233	180	182	595
Class C	16	21	8	45
Class I	32	24	26	82
Class R6	6	15	4	25
Newfleet Low Duration Core Plus Bond Fund
Class A	336	274	158	768
Class C	144	87	46	277
Class I	907	842	612	2,361
Class R6	—	—	— (1)	— (1)
Newfleet Multi-Sector Intermediate Bond Fund
Class A	91	86	85	262
Class C	68	53	50	171
Class I	182	176	168	526
Class R6	8	23	9	40
Newfleet Senior Floating Rate Fund
Class A	101	52	25	178
Class C	64	59	40	163
Class I	157	143	111	411
Class R6	— (1)	1	— (1)	1
Newfleet Tax-Exempt Bond Fund
Class A	98	59	53	210
Class C	41	22	18	81
Class I	184	137	160	481
(1)	Amount is less than $500.
During the period ended September 30, 2019, the Adviser recaptured expenses previously reimbursed for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
Newfleet Senior Floating Rate Fund	13	2	3	— (1)	18
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the fiscal year (the “period”) ended September 30, 2019, it retained net commissions of $21 for Class A shares and CDSC of $16, and $0 for Class A shares, and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
95

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended September 30, 2019, the Funds incurred administration fees totaling $1,315 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended September 30, 2019, the Funds incurred transfer agent fees totaling $588 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments in Affiliates
A summary of total long-term and short-term purchases and sales of the affiliated fund, during the period ended September 30, 2019, is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend Income	Distributions of Realized Gains
Newfleet Core Plus Bond Fund
Affiliated Mutual Fund—0.0%
Virtus Newfleet Credit Opportunities Fund Class R6(1)	$1,140	$—	$1,104	$(75)	$39	$—	—	$25	$—

(1)	The Virtus Newfleet Credit Opportunities Fund liquidated on April 26, 2019.

	Value, beginning of period	Purchases	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend Income	Distributions of Realized Gains
Newfleet Multi-Sector Intermediate Bond Fund
Affiliated Mutual Fund—0.0%
Virtus Newfleet Credit Opportunities Fund Class R6(1)	$9,036	$—	$8,750	$(591)	$305	$—	—	$174	$—

(1)	The Virtus Newfleet Credit Opportunities Fund liquidated on April 26, 2019.
At September 30, 2019, the Newfleet Multi-Sector Intermediate Bond Fund was the owner of record of approximately 10% of the Virtus Newfleet Credit Opportunities Fund.
During the period ended September 30, 2019, the Newfleet Core Plus Bond Fund and Newfleet Multi-Sector Intermediate Bond Fund received shares at a market value of $68 and $2,162, respectively by means of a distribution in kind.
H.	Payment from Affiliate
During the period ended September 30, 2019, the Adviser reimbursed Newfleet Multi-Sector Intermediate Bond Fund for losses. These amounts are included in “Net increase from payment by affiliates” in the Statements of Operations. There was no impact on the total return.
I.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2019.
96

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities and written options) during the period ended September 30, 2019, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$ 52,685	$ 31,715
Newfleet High Yield Fund	34,053	39,292
Newfleet Low Duration Core Plus Bond Fund	251,335	163,319
Newfleet Multi-Sector Intermediate Bond Fund	188,484	190,401
Newfleet Senior Floating Rate Fund	104,104	238,103
Newfleet Tax-Exempt Bond Fund	5,950	30,877
Purchases and sales of long-term U.S. Government and agency securities for the Funds during the period ended September 30, 2019, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$15,472	$14,009
Newfleet Low Duration Core Plus Bond Fund	19,174	8,784
Newfleet Multi-Sector Intermediate Bond Fund	33,476	32,564
Note 5. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Newfleet Core Plus Bond Fund				Newfleet High Yield Fund
	Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2019		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	453	$ 5,012	151	$ 1,674	445	$ 1,779	270	$ 1,129
Reinvestment of distributions	88	982	95	1,043	611	2,471	619	2,573
Shares repurchased and cross class conversions	(530)	(5,884)	(606)	(6,684)	(1,438)	(5,820)	(1,671)	(6,969)
Net Increase / (Decrease)	11	$ 110	(360)	$ (3,967)	(382)	$ (1,570)	(782)	$ (3,267)
Class C
Shares sold and cross class conversions	165	$ 1,770	55	$ 591	113	$ 448	169	$ 695
Reinvestment of distributions	10	108	13	145	29	113	41	169
Shares repurchased and cross class conversions	(332)	(3,557)	(184)	(1,987)	(395)	(1,545)	(269)	(1,099)
Net Increase / (Decrease)	(157)	$ (1,679)	(116)	$ (1,251)	(253)	$ (984)	(59)	$ (235)
Class I
Shares sold and cross class conversions	2,593	$ 29,141	638	$ 7,196	882	$ 3,588	1,270	$ 5,264
Reinvestment of distributions	113	1,281	87	970	91	369	83	347
Shares repurchased and cross class conversions	(572)	(6,375)	(555)	(6,215)	(1,140)	(4,580)	(829)	(3,464)
Net Increase / (Decrease)	2,134	$ 24,047	170	$ 1,951	(167)	$ (623)	524	$ 2,147
97

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
	Newfleet Core Plus Bond Fund				Newfleet High Yield Fund
	Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2019		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	62	$ 707	16	$ 183	32	$ 127	128	$ 535
Reinvestment of distributions	2	20	1	15	14	57	69	287
Shares repurchased and cross class conversions	(14)	(158)	(20)	(226)	(909)	(3,696)	(367)	(1,526)
Net Increase / (Decrease)	50	$ 569	(3)	$ (28)	(863)	$ (3,512)	(170)	$ (704)

	Newfleet Low Duration Core Plus Bond Fund				Newfleet Multi-Sector Intermediate Bond Fund
	Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2019		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	3,909	$ 41,644	1,964	$ 21,018	2,942	$ 29,318	831	$ 8,487
Reinvestment of distributions	170	1,818	152	1,627	289	2,878	293	2,979
Shares repurchased and cross class conversions	(3,606)	(38,525)	(2,620)	(28,020)	(2,100)	(20,764)	(2,143)	(21,827)
Net Increase / (Decrease)	473	$ 4,937	(504)	$ (5,375)	1,131	$ 11,432	(1,019)	$ (10,361)
Class C
Shares sold and cross class conversions	1,286	$ 13,665	289	$ 3,104	991	$ 9,890	616	$ 6,381
Reinvestment of distributions	35	378	35	371	136	1,370	169	1,741
Shares repurchased and cross class conversions	(1,555)	(16,598)	(1,171)	(12,546)	(2,593)	(26,011)	(1,517)	(15,559)
Net Increase / (Decrease)	(234)	$ (2,555)	(847)	$ (9,071)	(1,466)	$ (14,751)	(732)	$ (7,437)
Class I
Shares sold and cross class conversions	19,386	$ 207,470	12,640	$ 135,308	8,464	$ 84,699	6,922	$ 71,241
Reinvestment of distributions	743	7,981	574	6,133	483	4,810	617	6,288
Shares repurchased and cross class conversions	(12,589)	(134,410)	(11,428)	(122,238)	(7,723)	(76,388)	(11,003)	(112,092)
Net Increase / (Decrease)	7,540	$ 81,041	1,786	$ 19,203	1,224	$ 13,121	(3,464)	$ (34,563)
Class R6
Shares sold and cross class conversions	26	$ 276	—	$ —	174	$ 1,749	220	$ 2,256
Reinvestment of distributions	— (1)	2	—	—	21	206	80	814
Shares repurchased and cross class conversions	—	—	—	—	(1,291)	(12,730)	(583)	(5,947)
Net Increase / (Decrease)	26	$ 278	—	$ —	(1,096)	$ (10,775)	(283)	$ (2,877)
(1)	Amount is less than 500 shares.

98

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
	Newfleet Senior Floating Rate Fund				Newfleet Tax-Exempt Bond Fund
	Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2019		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	2,876	$ 26,470	1,367	$ 12,886	621	$ 6,917	124	$ 1,366
Reinvestment of distributions	878	8,031	907	8,538	85	937	103	1,137
Shares repurchased and cross class conversions	(6,191)	(56,147)	(5,114)	(48,175)	(652)	(7,222)	(1,032)	(11,434)
Net Increase / (Decrease)	(2,437)	$ (21,646)	(2,840)	$ (26,751)	54	$ 632	(805)	$ (8,931)
Class C
Shares sold and cross class conversions	442	$ 4,083	511	$ 4,813	178	$ 1,968	66	$ 737
Reinvestment of distributions	262	2,398	289	2,726	27	296	36	404
Shares repurchased and cross class conversions	(3,885)	(35,602)	(2,828)	(26,677)	(618)	(6,884)	(549)	(6,078)
Net Increase / (Decrease)	(3,181)	$ (29,121)	(2,028)	$ (19,138)	(413)	$ (4,620)	(447)	$ (4,937)
Class I
Shares sold and cross class conversions	8,633	$ 79,413	8,904	$ 83,832	1,025	$ 11,335	3,294	$ 36,424
Reinvestment of distributions	665	6,076	707	6,652	204	2,260	268	2,967
Shares repurchased and cross class conversions	(16,120)	(146,856)	(11,991)	(112,859)	(3,191)	(35,099)	(3,010)	(33,310)
Net Increase / (Decrease)	(6,822)	$ (61,367)	(2,380)	$ (22,375)	(1,962)	$ (21,504)	552	$ 6,081
Class R6
Shares sold and cross class conversions	13	$ 114	132	$ 1,250	—	$ —	—	$ —
Reinvestment of distributions	— (1)	3	— (1)	4	—	—	—	—
Shares repurchased and cross class conversions	(—) (1)	(—) (2)	(132)	(1,245)	—	—	—	—
Net Increase / (Decrease)	13	$ 117	— (1)	$ 9	—	$ —	—	$ —
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.
Note 6. 10% Shareholders
As of September 30, 2019, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Newfleet Core Plus Bond Fund	40%	2
Newfleet Low Duration Core Plus Bond Fund	39	2
Newfleet Multi-Sector Intermediate Bond Fund	18	1
Newfleet Senior Floating Rate Fund	41	2
Newfleet Tax-Exempt Bond Fund	12	1
*	None of the accounts are affiliated.
Note 7. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
99

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At September 30, 2019, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds (with the exception of the Newfleet Senior Floating Rate Fund) and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 12, 2020. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Funds had no borrowings at any time during the period.
Note 11. Borrowings
($ reported in thousands)
On March 18, 2019, the Newfleet Senior Floating Rate Fund amended its Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $125,000. Borrowings under the Agreement are collateralized by investments of the Fund. The Agreement results in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund fails to meet or maintain certain covenants as required under the Agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreement, necessitating the sale of securities at potentially inopportune times. Interest is charged at LIBOR plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance, if less than 75% of the Commitment Amount is outstanding as a loan to the Fund. Total commitment fees paid for the period ended September 30, 2019, were $223 and are included in the “Interest expense” line of the Statements of Operations. The Agreement has a term that extends until the 179th day after the date that the lender delivers a “notice of termination” to the Fund. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. For the period ended September 30, 2019, the average daily borrowings under the Agreement and the weighted daily average interest rate were $14,345 and 3.298%, respectively. At September 30, 2019, the Fund had $10,000 outstanding borrowings with an interest rate of 2.894%.
100

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
Note 12. Federal Income Tax Information
($ reported in thousands)
At September 30, 2019, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Newfleet Core Plus Bond Fund	$ 89,303	$ 4,056	$ (94)	$ 3,962
Newfleet High Yield Fund	62,051	1,673	(2,040)	(367)
Newfleet Low Duration Core Plus Bond Fund	450,088	5,721	(172)	5,549
Newfleet Multi-Sector Intermediate Bond Fund	306,117	8,787	(7,522)	1,265
Newfleet Senior Floating Rate Fund	403,718	988	(14,052)	(13,064)
Newfleet Tax-Exempt Bond Fund	124,241	8,678	(75)	8,603
Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:
	No Expiration		Total
	Short-Term	Long-Term	Short-Term	Long-Term
Newfleet Core Plus Bond Fund	$ 323	$ 1,586	$ 323	$ 1,586
Newfleet High Yield Fund	941	3,141	941	3,141
Newfleet Low Duration Core Plus Bond Fund	1,808	1,151	1,808	1,151
Newfleet Multi-Sector Intermediate Bond Fund	3,173	12,834	3,173	12,834
Newfleet Senior Floating Rate Fund	1,745	30,011	1,745	30,011
The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Capital loss carryover may be subject to limits on use of losses.
For the period ended September 30, 2019, the following Funds utilized losses deferred in prior years against current year capital gains:
Fund
Newfleet High Yield Fund	$ 24
Newfleet Senior Floating Rate Fund	819
Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended September 30, 2019, the following Funds deferred and recognized qualified late year losses as follows:
	Capital Loss Deferred	Capital Loss Recognized
Newfleet Core Plus Bond Fund	$ 103	$ (410)
Newfleet High Yield Fund	698	(241)
Newfleet Low Duration Core Plus Bond Fund	328	(1,675)
Newfleet Multi-Sector Intermediate Bond Fund	4,622	—
Newfleet Senior Floating Rate Fund	9,330	(1,335)
Newfleet Tax-Exempt Bond Fund	145	—
101

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the beginning of this note) consist of the following:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income
Newfleet Core Plus Bond Fund	$151	$—	$ —
Newfleet High Yield Fund	329	—	—
Newfleet Low Duration Core Plus Bond Fund	298	—	—
Newfleet Senior Floating Rate Fund	663	—	—
Newfleet Tax-Exempt Bond Fund	—	—	231
For the fiscal year ended September 30, 2019, the Newfleet Tax-Exempt Bond Fund distributed $3,568 of exempt interest dividends.
The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal periods ended September 30, 2019 and 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax-Exempt Distributions	Return of Capital	Total
Newfleet Core Plus Bond Fund
9/30/19	$ 2,539	$ —	$ —	$ —	$ 2,539
9/30/18	2,384	—	—	—	2,384
Newfleet High Yield Fund
9/30/19	3,388	—	—	—	3,388
9/30/18	3,819	—	—	—	3,819
Newfleet Low Duration Core Plus Bond Fund
9/30/19	11,333	—	—	—	11,333
9/30/18	8,941	—	—	—	8,941
Newfleet Multi-Sector Intermediate Bond Fund
9/30/19	10,672	—	—	1,381	12,053
9/30/18	14,833	—	—	543	15,376
Newfleet Senior Floating Rate Fund
9/30/19	21,245	—	—	—	21,245
9/30/18	23,015	—	—	—	23,015
Newfleet Tax-Exempt Bond Fund
9/30/19	5	858	3,568	—	4,431
9/30/18	47	703	4,542	—	5,292
For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or NAV of the Funds. As of September 30, 2019, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:
	Capital Paid in on Shares of Beneficial Interest	Accumulated Earnings (Loss)
Newfleet Core Plus Bond Fund	$ — (1)	$ —(1)
Newfleet High Yield Fund	— (1)	— (1)
Newfleet Low Duration Core Plus Bond Fund	— (1)	— (1)
Newfleet Multi-Sector Intermediate Bond Fund	— (1)	— (1)
Newfleet Tax-Exempt Bond Fund	— (1)	— (1)
(1)	Amount is less than $500.
102

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds’ Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleged that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff sought to recover unspecified damages. While Virtus and its affiliates, including the Adviser, believed that the suit was without merit, on May 18, 2018, Virtus executed a final settlement agreement with the plaintiffs settling all claims in the litigation in order to avoid the cost, distraction, disruption, and inherent litigation uncertainty. The settlement was approved by the Court on December 4, 2018, and on January 11, 2019, the Court entered final judgment, concluding the action. The resolution of this matter did not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus or on the ability of the Adviser to provide services to the Funds.
Note 14. Recent Accounting Pronouncement
In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. This ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.
In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
103

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Opportunities Trust and Shareholders of Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, Virtus Newfleet Senior Floating Rate Fund and Virtus Newfleet Tax-Exempt Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus Newfleet Multi-Sector
Intermediate Bond Fund, Virtus Newfleet Senior Floating Rate Fund and Virtus Newfleet Tax-Exempt Bond Fund (six of the Funds
constituting Virtus Opportunities Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2019, the related statements of operations for the year ended September 30, 2019, the statements of changes in net assets for each of the two years in the period ended September 30, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 21, 2019
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not been able to determine the specific year we began serving as auditor.
104

VIRTUS OPPORTUNITIES TRUST
TAX INFORMATION NOTICE (Unaudited)
September 30, 2019
For the fiscal year ended September 30, 2019, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Funds which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Funds designate the amounts below as long-term capital gains (“LTCG”) dividends taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amounts, if subsequently different, will be designated in the next annual report.
	QDI	DRD	LTCG
Newfleet Tax-Exempt Bond Fund	— %	— %	$ 59
For federal income tax purposes, 100% of the income dividends paid by the Newfleet Tax-Exempt Bond Fund, qualify as exempt-interest dividends.
105

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling
(800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Opportunities Trust, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Brown, Thomas J. YOB: 1945 Served Since: 2016 67 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (8 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1960 Served Since: 2016 71 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Harris, Sidney E. YOB: 1949 Served Since: 2017 67 Portfolios	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Trustee (since 1999) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee ( since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 67 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; and Member (since 2014), Counselors of Real Estate. Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McClellan, Hassell H. YOB: 1945 Served Since: 2015 67 Portfolios	Retired (since 2013); and Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College. Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Mutual Fund Family (56 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); and Trustee (since 2008), Virtus Variable Insurance Trust (8 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 67 Portfolios	Retired (since 2013); and Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation (2007 to 2009); Vice President and Controller (1999 to 2007), The Coca-Cola Company; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2014), Total System Services, Inc.; and Trustee (2005 to 2017), RidgeWorth Funds.
McLoughlin, Philip YOB: 1946 Served Since: 1999 75 Portfolios	Retired. Director and Chairman (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Director and Chairman (since 2014) Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (56 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 71 Portfolios	Retired. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Family (56 portfolios).
Oates, James M. YOB: 1946 Served Since: 2000 71 Portfolios	Managing Director (since 1994), Wydown Group (consulting firm). Director (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee (since 2016), Virtus Variable Insurance Trust (8 portfolios); Director (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Global Multi-Sector Income Fund; Trustee (since 2005) and Chairman (2005 to 2017), John Hancock Fund Complex (227 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Family (56 portfolios).
Segerson, Richard E. YOB: 1946 Served Since: 2000 67 Portfolios	Retired; and Managing Director (1998 to 2013), Northway Management Company. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios) and Virtus Variable Insurance Trust (8 portfolios); and Trustee (since 1983), Virtus Mutual Fund Family (56 portfolios).
106

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2006 77 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various senior officer positions with Virtus affiliates (since 2005). Chairman and Trustee (since 2015), Virtus ETF Trust II (2 portfolios); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013),Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (4 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (56 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.
* Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter YOB: 1970	Senior Vice President (since 2017), Vice President (2008 to 2017).	Senior Vice President, Product Development (since 2017), and Vice President, Product Development (2008 to 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) with Virtus affiliates; Senior Vice President (since 2017), and Vice President (2008 to 2016), Virtus Mutual Fund Family; Senior Vice President (since 2017), and Vice President (2010 to 2016), Virtus Variable Insurance Trust; Senior Vice President (since 2017), and Vice President (2013 to 2016), Virtus Alternative Solutions Trust; and Senior Vice President (since 2017) and Vice President (2016 to 2017), Virtus Closed-End Funds.
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), and Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013), Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2016), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (since 2014), Duff & Phelps Select Energy MLP and Midstream Energy Fund Inc.; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.
107

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President (2013 to 2014), Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (since 2015), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017), Vice President and Chief Compliance Officer (2011 to 2017), and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2016) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President (since 2018), Virtus Closed-End Funds; Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Mutual Fund Family; Senior Vice President (since 2018), Virtus Closed-End Funds; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013), Senior Vice President (2008 to 2013).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Family; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select Energy MLP and Midstream Energy Fund Inc.; Director (since 2013), Virtus Global Funds PLC; Executive Vice President (since 2013), Virtus Alternative Solutions Trust; and Executive Vice President (since 2017), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.
108

Virtus Newfleet High Yield Fund,
a series of Virtus Opportunities Trust
Supplement dated August 27, 2019 to the Prospectuses dated January 28, 2019, as supplemented
IMPORTANT NOTICE TO INVESTORS
       Effective August 30, 2019, William J. Eastwood and Eric Hess will be added as portfolio managers of Virtus Newfleet High Yield Fund (the “Fund”). Also effective August 30, 2019, Jonathan R. Stanley will no longer serve as a portfolio manager of the Fund; all references to Mr. Stanley as portfolio manager of the Fund will be removed from the Fund’s summary and statutory prospectuses.
       Accordingly, the following disclosure will be added under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the statutory prospectus:
>       William J. Eastwood, CFA, Senior Managing Director and Director of Trading of Newfleet. Mr. Eastwood has served as Portfolio Manager of the fund since August 2019.
>       Eric Hess, CFA, Managing Director and Credit Analyst of Newfleet. Mr. Hess has served as Portfolio Manager of the fund since August 2019.
       In the section “Portfolio Management” beginning on page 162 of the statutory prospectus, the table under the subheading “Newfleet” will be amended for the Fund with the following:
Virtus Newfleet High Yield Fund	David L. Albrycht, CFA (since 2011) William J. Eastwood, CFA (since August 2019) Eric Hess, CFA (since August 2019) Kyle A. Jennings, CFA (since 2011) Francesco Ossino (since 2012)
       The portfolio manager biographies under the referenced table will be amended by adding the following information for Mr. Eastwood and Mr. Hess:
William J. Eastwood, CFA. William Eastwood is a senior managing director and head of trading at Newfleet with trading responsibilities primarily for leveraged finance. In addition, Mr. Eastwood is co-portfolio manager of the Newfleet High Yield and Flexible Credit strategies in both separately managed and pooled vehicles, as well as mutual funds, through a number of subadvisory relationships. Mr. Eastwood joined Newfleet in 2011 as a senior fixed income trader. Prior to joining Newfleet, he served as a senior fixed income trader at several firms, including Neuberger Berman, PPM America, and Phoenix Investment Counsel.
Eric Hess, CFA. Eric Hess is a managing director and credit analyst at Newfleet and sector head of high yield credit. He is also responsible for the oil and gas, power, and utility industries. In addition, Mr. Hess is co-portfolio manager of the Newfleet High Yield and Flexible Credit strategies in both separately managed and pooled vehicles, as well as mutual funds, through a number of subadvisory relationships. Prior to joining Newfleet in 2011, Mr. Hess was on the fixed income team at Goodwin Capital Advisers. He joined Goodwin Capital’s corporate credit research group in 2010. Previous to joining Goodwin, he was a credit analyst for The Travelers Companies.
       All other disclosure concerning the Fund, including fees, expenses, investment objective, strategies and risks, will remain unchanged.
Investors should retain this supplement for future reference.
VOT 8020/NewfleetHYPMChanges (8/2019)

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8639	11-19

ANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

September 30, 2019
Virtus Duff & Phelps Global Infrastructure Fund*
Virtus Duff & Phelps Global Real Estate Securities Fund*
Virtus Duff & Phelps International Real Estate Securities Fund
Virtus Herzfeld Fund
Virtus Horizon Wealth Masters Fund
Virtus KAR Emerging Markets Small-Cap Fund*
Virtus KAR International Small-Cap Fund
Virtus Rampart Alternatives Diversifier Fund
Virtus Rampart Equity Trend Fund
Virtus Rampart Multi-Asset Trend Fund
Virtus Rampart Sector Trend Fund
Virtus Vontobel Global Opportunities Fund
Virtus Vontobel Greater European Opportunities Fund
*Prospectus supplement applicable to this fund appears at the back of this annual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Message to Shareholders		1
Disclosure of Fund Expenses		2
Key Investment Terms		6
Fund	Fund Summary	Schedule of Investments
Virtus Duff & Phelps Global Infrastructure Fund (“Duff & Phelps Global Infrastructure Fund”)	10	48
Virtus Duff & Phelps Global Real Estate Securities Fund (“Duff & Phelps Global Real Estate Securities Fund”)	13	50
Virtus Duff & Phelps International Real Estate Securities Fund (“Duff & Phelps International Real Estate Securities Fund”)	16	52
Virtus Herzfeld Fund (“Herzfeld Fund”)	19	54
Virtus Horizon Wealth Masters Fund (“Horizon Wealth Masters Fund”)	22	55
Virtus KAR Emerging Markets Small-Cap Fund (“KAR Emerging Markets Small-Cap Fund”)	24	57
Virtus KAR International Small-Cap Fund (“KAR International Small-Cap Fund”)	27	59
Virtus Rampart Alternatives Diversifier Fund (“Rampart Alternatives Diversifier Fund”)	30	61
Virtus Rampart Equity Trend Fund (“Rampart Equity Trend Fund”)	33	62
Virtus Rampart Multi-Asset Trend Fund (“Rampart Multi-Asset Trend Fund”)	36	65
Virtus Rampart Sector Trend Fund (“Rampart Sector Trend Fund”)	39	68
Virtus Vontobel Global Opportunities Fund (“Vontobel Global Opportunities Fund”)	42	72
Virtus Vontobel Greater European Opportunities Fund (“Vontobel Greater European Opportunities Fund”)	45	74
Statements of Assets and Liabilities		76
Statements of Operations		85
Statements of Changes in Net Assets		90
Financial Highlights		97
Notes to Financial Statements		106
Report of Independent Registered Public Accounting Firm		124
Tax Information Notice		125
Results of Shareholder Meeting		126
Fund Management Tables		127
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
For periods prior to the quarter ending March 31, 2019, the Trust has filed a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Qs are available on the SEC’s website at https://www.sec.gov.
For the period ended June 30, 2019, the Trust has filed a complete schedule of portfolio holdings for each Fund with the SEC for the third quarter of the fiscal year as an exhibit to its reports on Form N-PORT-EX. Form N-PORT-EX is available on the SEC’s website at https://www.sec.gov.
Effective September 30, 2019, the Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Mutual Funds:
I am pleased to present this annual report that reviews the performance of your fund for the 12 months ended September 30, 2019.
After a sharp downturn in the fourth quarter of 2018, global financial markets rallied during the first nine months of 2019. While global growth continued to slow, interest rate cuts by the U.S. Federal Reserve and the European Central Bank helped restore confidence to the markets. The easing of monetary policy boosted the returns of both equities and fixed income in the first nine months of 2019. However, the uncertainty about trade, tariffs and other geopolitical issues led to frequent reversals in the direction of the markets.
Positive returns in the first nine months of 2019 offset the 2018 fourth quarter downturn. For the 12 months ended September 30, 2019, U.S. large-capitalization stocks, as measured by the S&P 500® Index, rose 4.25% as a result of a 20.55% increase for the year-to-date. Small-cap stocks, as measured by the Russell 2000® Index, rose 14.18% for the nine months of 2019, but were down 8.89% for the full year period. Within international equities, developed markets produced the strongest returns, with the MSCI EAFE® Index (net) up 12.80% for the nine-month period, but down 1.34% for the full year, compared to emerging markets, which were up 5.89% for the nine months of 2019, but declined 2.02% for the full year, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 1.68% at September 30, 2019, down from 3.05% at September 30, 2018. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was up 10.30% for the 12-month period. Non-investment grade bonds were up 6.36% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
It is impossible to know how the markets will perform from day to day or month to month. But a well-diversified portfolio can help investors weather the short-term ups and downs. While diversification cannot guarantee a profit or prevent a loss, owning a variety of traditional and alternative asset classes has been shown to dampen the inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, alternative, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
November 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF April 1, 2019 TO September 30, 2019
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Opportunities Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended September 30, 2019.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 1,070.86	1.26%	$ 6.54
	Class C	1,000.00	1,067.09	2.00	10.36
	Class I	1,000.00	1,072.21	1.01	5.25
	Class R6	1,000.00	1,073.30	0.89	4.63
Duff & Phelps Global Real Estate Securities Fund
	Class A	1,000.00	1,087.79	1.40	7.33
	Class C	1,000.00	1,083.66	2.15	11.23
	Class I	1,000.00	1,089.15	1.15	6.02
	Class R6	1,000.00	1,090.30	0.92	4.82
Duff & Phelps International Real Estate Securities Fund
	Class A	1,000.00	1,043.25	1.50	7.68
	Class C	1,000.00	1,039.37	2.25	11.50
	Class I	1,000.00	1,043.67	1.25	6.40
Herzfeld Fund
	Class A	1,000.00	1,016.99	1.60	8.09
	Class C	1,000.00	1,013.25	2.35	11.86
	Class I	1,000.00	1,018.51	1.35	6.83
Horizon Wealth Masters Fund
	Class A	1,000.00	1,014.88	1.25	6.31
	Class C	1,000.00	1,010.95	2.00	10.08
	Class I	1,000.00	1,016.00	1.00	5.05
KAR Emerging Markets Small-Cap Fund
	Class A	1,000.00	982.14	1.86	9.24
	Class C	1,000.00	978.05	2.61	12.94
	Class I	1,000.00	983.82	1.61	8.01
	Class R6**	1,000.00	983.82	1.51	2.46
KAR International Small-Cap Fund
	Class A	1,000.00	999.41	1.55	7.77
	Class C	1,000.00	995.81	2.29	11.46
	Class I	1,000.00	1,000.00	1.31	6.57
	Class R6	1,000.00	1,001.17	1.19	5.97
Rampart Alternatives Diversifier Fund
	Class A	1,000.00	1,007.97	0.77	3.88
	Class C	1,000.00	1,003.54	1.52	7.63
	Class I	1,000.00	1,008.89	0.53	2.67

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2019 TO September 30, 2019
		Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Rampart Equity Trend Fund
	Class A	$1,000.00	$1,049.86	1.55%	$ 7.96
	Class C	1,000.00	1,045.72	2.29	11.74
	Class I	1,000.00	1,051.30	1.30	6.68
	Class R6	1,000.00	1,051.67	1.21	6.22
Rampart Multi-Asset Trend Fund
	Class A	1,000.00	1,040.40	1.69	8.64
	Class C	1,000.00	1,036.59	2.43	12.41
	Class I	1,000.00	1,041.97	1.46	7.47
Rampart Sector Trend Fund
	Class A	1,000.00	1,074.69	1.00	5.20
	Class C	1,000.00	1,070.18	1.75	9.08
	Class I	1,000.00	1,075.65	0.78	4.06
Vontobel Global Opportunities Fund
	Class A	1,000.00	1,074.85	1.36	7.07
	Class C	1,000.00	1,070.98	2.11	10.95
	Class I	1,000.00	1,076.17	1.09	5.67
	Class R6	1,000.00	1,077.43	0.90	4.69
Vontobel Greater European Opportunities Fund
	Class A	1,000.00	1,068.46	1.45	7.52
	Class C	1,000.00	1,064.58	2.20	11.39
	Class I	1,000.00	1,069.44	1.20	6.23

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
**	August 2, 2019, is the date the Class started accruing expenses. Expenses are equal to the Class’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (60) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2019 TO September 30, 2019
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps Global Infrastructure Fund
	Class A	$ 1,000.00	$ 1,018.75	1.26%	$ 6.38
	Class C	1,000.00	1,015.04	2.00	10.10
	Class I	1,000.00	1,020.00	1.01	5.11
	Class R6	1,000.00	1,020.61	0.89	4.51
Duff & Phelps Global Real Estate Securities Fund
	Class A	1,000.00	1,018.05	1.40	7.08
	Class C	1,000.00	1,014.29	2.15	10.86
	Class I	1,000.00	1,019.30	1.15	5.82
	Class R6	1,000.00	1,020.46	0.92	4.66
Duff & Phelps International Real Estate Securities Fund
	Class A	1,000.00	1,017.55	1.50	7.59
	Class C	1,000.00	1,013.79	2.25	11.36
	Class I	1,000.00	1,018.80	1.25	6.33
Herzfeld Fund
	Class A	1,000.00	1,017.05	1.60	8.09
	Class C	1,000.00	1,013.29	2.35	11.86
	Class I	1,000.00	1,018.30	1.35	6.83
Horizon Wealth Masters Fund
	Class A	1,000.00	1,018.80	1.25	6.33
	Class C	1,000.00	1,015.04	2.00	10.10
	Class I	1,000.00	1,020.05	1.00	5.06
KAR Emerging Markets Small-Cap Fund
	Class A	1,000.00	1,015.74	1.86	9.40
	Class C	1,000.00	1,011.98	2.61	13.16
	Class I	1,000.00	1,017.00	1.61	8.14
	Class R6	1,000.00	1,017.50	1.51	7.64
KAR International Small-Cap Fund
	Class A	1,000.00	1,017.30	1.55	7.84
	Class C	1,000.00	1,013.59	2.29	11.56
	Class I	1,000.00	1,018.50	1.31	6.63
	Class R6	1,000.00	1,019.10	1.19	6.02
Rampart Alternatives Diversifier Fund
	Class A	1,000.00	1,021.21	0.77	3.90
	Class C	1,000.00	1,017.45	1.52	7.69
	Class I	1,000.00	1,022.41	0.53	2.69
Rampart Equity Trend Fund
	Class A	1,000.00	1,017.30	1.55	7.84
	Class C	1,000.00	1,013.59	2.29	11.56
	Class I	1,000.00	1,018.55	1.30	6.58
	Class R6	1,000.00	1,019.00	1.21	6.12
Rampart Multi-Asset Trend Fund
	Class A	1,000.00	1,016.60	1.69	8.54
	Class C	1,000.00	1,012.89	2.43	12.26
	Class I	1,000.00	1,017.75	1.46	7.38
Rampart Sector Trend Fund
	Class A	1,000.00	1,020.05	1.00	5.06
	Class C	1,000.00	1,016.29	1.75	8.85
	Class I	1,000.00	1,021.16	0.78	3.95

VIRTUS OPPORTUNITIES TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2019 TO September 30, 2019
		Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Vontobel Global Opportunities Fund
	Class A	$1,000.00	$1,018.25	1.36%	$ 6.88
	Class C	1,000.00	1,014.49	2.11	10.66
	Class I	1,000.00	1,019.60	1.09	5.52
	Class R6	1,000.00	1,020.56	0.90	4.56
Vontobel Greater European Opportunities Fund
	Class A	1,000.00	1,017.80	1.45	7.33
	Class C	1,000.00	1,014.04	2.20	11.11
	Class I	1,000.00	1,019.05	1.20	6.07

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
September 30, 2019
Alternatives Diversifier Composite Benchmark
The Alternatives Diversifier Composite Benchmark consists of Diversified Trends Index (15%)*, FTSE EPRA NAREIT Developed Rental Index-net (20%)**, MSCI World Infrastructure Sector Capped Index (15%), S&P North American Natural Resources Sector Index (10%), Deutsche Bank Liquid Commodity Index (15%), Deutsche Bank G10 Currency Harvest Index (15%)*** and Credit Suisse Leveraged Loan Index (10%). The indexes are unmanaged, their returns do not reflect any fees, expenses, or sales charges, and they are not available for direct investment. *Prior to 3/1/12 was the HFRX Equity Market Neutral Index (20%). **Prior to 6/1/15 was the UBS Global Investors (Real Estate) Index (20%). ***Prior to 3/1/12 was Deutsche Bank G10 Currency Harvest Index (10%).
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Brexit
A combination of the words “Britain” and “exit” which refers to Britain’s withdrawal from the European Union.
Credit Suisse Leveraged Loan Index
The Credit Suisse Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Deutsche Bank G10 Currency Harvest Index
The Deutsche Bank G10 Currency Harvest Index consists of long futures contracts on the three G10 currencies associated with the highest interest rates and short futures contracts on the three G10 currencies associated with the lowest interest rates.
Deutsche Bank Liquid Commodity Index
The Deutsche Bank Liquid Commodity Index (“DBLCI”) tracks the performance of six commodity futures: sweet light crude oil (WTI), heating oil, aluminum, gold, wheat, and corn.
Diversified Trends Index
The Diversified Trends Index is the S&P Diversified Trends Indicator, a diversified composite of global commodity and financial futures that are highly liquid. The components are formed into sectors that are long or short the underlying futures using a rules-based methodology. The indicator measures the extent and duration of the trends of these sectors in aggregate. The index is calculated on a total return basis.
Dow Jones Industrial Average®
The Dow Jones Industrial Average® is a price-weighted measure of 30 U.S. blue-chip companies. The index covers all industries except transportation and utilities. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Dow Jones Global Moderate Portfolio Index
The Dow Jones Global Moderate Portfolio Index is a benchmark that takes 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The index is the efficient allocation of stocks, bonds, and cash in a portfolio with 60% of the risk of the Dow Jones Aggressive Portfolio Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
European Central Bank (“ECB”)
The ECB is responsible for conducting monetary policy for the euro area. The ECB was established as the core of the Euro-system and the European System of Central Banks (“ESCB”). The ESCB comprises the ECB and the National Central Banks (“NCBs”) of all 17 EU Member States whether they have adopted the Euro or not.
European Union (“EU”)
The EU is a unique economic and political union of 28 European countries. The EU was created in the aftermath of the Second World War and has developed an internal single market through a standardized system of laws that apply to all member states. A monetary union was established in 1999 and is composed of the 19 member states which use the Euro currency.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2019
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches, and all national and state banks that are part of the system.
FTSE Developed Core Infrastructure 50/50 Index (net)
The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization-weighted index that gives participants an industry-defined interpretation of infrastructure and adjust the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% utilities, 30% transportation including capping of 7.5% for railroads/railways, and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
FTSE EPRA NAREIT Developed ex-US Index (net)
The FTSE EPRA NAREIT Developed ex-US Index (net) is a free-float market capitalization-weighted index measuring publicly traded equity REITs and listed property companies from developed markets excluding the United States, which meet minimum size and liquidity requirements. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
FTSE EPRA NAREIT Developed Index (net)
The FTSE EPRA NAREIT Developed Index (net) is a free-float market capitalization-weighted index measuring publicly traded equity REITs and listed property companies from developed markets, which meet minimum size and liquidity requirements. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
FTSE EPRA NAREIT Developed Rental Index (net)
The FTSE EPRA NAREIT Developed Rental Index (net) is a free-float market capitalization-weighted index measuring global real estate securities, which meet minimum size, liquidity and investment focus criteria. The index is a sub-set of the FTSE EPRA NAREIT Investment Focus Index Series, which separates the existing constituents into both Rental and Non-Rental Indices. A company is classified as Rental if the rental revenue from properties is greater than or equal to 70% of total revenue. The classification is based on revenue sources as disclosed in the latest published financial statement. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Global Infrastructure Linked Benchmark
The Global Infrastructure Linked Benchmark consists of the FTSE Developed Core Infrastructure 50/50 Index (net), a free float-adjusted market capitalization-weighted index that gives participants an industry-defined interpretation of developed market infrastructure companies and adjusts the exposure to certain infrastructure subsectors. The constituent weights are 50% utilities, 30% transportation (including capping 7.5% for railroads/railways), and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment. Performance of the Global Infrastructure Linked Benchmark between 9/1/2008 and 9/30/2016 represents a 100% allocation to the MSCI World Infrastructure Sector Capped Index. Prior to 9/1/2008 the allocation consisted of 65% MSCI USA Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI All Country World ex USA Utilities Index.
Gross Domestic Product (“GDP”)
The market value of all officially recognized final goods and services produced within a country in a given period.
Herzfeld Composite Benchmark (60% MSCI All Country (AC) World Index (net)/40% Bloomberg Barclays U.S. Aggregate Bond Index)
The composite Benchmark consists of 60% MSCI AC World Index (net) and 40% Bloomberg Barclays U.S. Aggregate Bond Index. The MSCI AC World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. Each index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
HFRX Equity Market Neutral Index
The HFRX Equity Market Neutral Index is a common benchmark for long/short market neutral hedge funds, which employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between select securities for purchase and sale.
Horizon Kinetics ISE Wealth Index
The Horizon Kinetics ISE Wealth Index is designed to track the performance of U.S.-listed, publicly-held companies that are managed by some of the wealthiest individuals in the United States. The companies listed in the index are equally weighted. The index is calculated on

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2019
a total-return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
In Specie
In Specie is a phrase describing the distribution of an asset in its present form, rather than selling it and distributing the cash. In specie distribution is made when cash is not readily available, or allocating the physical asset is the better alternative.
iShares®
Represents shares of an open-end exchange-traded fund.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
MSCI All Country World ex USA Small Cap Index (net)
The MSCI All Country World ex USA Small Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures small cap equity performance of developed and emerging markets, excluding the U.S. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI All Country World ex USA Utilities Index
The MSCI All Country World ex USA Utilities Index includes large and mid cap securities across 23 developed market countries and 26 emerging market countries. All securities in the index are classified in the Utilities as per the Global Industry Classification Standard (GICS®). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI All Country World Index (net)
The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Small Cap Index (net)
The MSCI Emerging Markets Small Cap Index (net) is a free float-adjusted market capitalization-weighted index designed to measure small cap equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Europe Index (net)
The MSCI Europe Index (net) is a free float-adjusted market capitalization weighted index that measures equity market performance of the developed markets in Europe. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI USA Utilities Index
The MSCI USA Utilities Index is designed to capture the large and mid cap segments of the U.S. equity universe. All securities in the index are classified in the utilities sector as per the Global Industry Classification Standard (GICS®). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI World Index (net)
The MSCI World Index (net) is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2019
MSCI World Infrastructure Sector Capped Index (net)
The MSCI World Infrastructure Sector Capped Index (net) is a market capitalization-weighted index that measures performance of global infrastructure companies by capturing broad and diversified opportunities across telecommunication, utilities, energy, transportation, and social infrastructure sectors. The telecommunication, infrastructure, and utilities sectors each represent one-third of the index weight, while energy, transportation, and social infrastructure sectors have a combined weight of the remaining one-third of the index. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI World Telecom Services Index
The MSCI World Telecom Services Index is designed to capture the large and midcap segments across 23 developed markets countries. All securities in the index are classified in the telecommunication services sector as per the Global Industry Classification Standard (GICS®). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Quantitative Easing (“QE”)
An unconventional monetary policy in which a central bank purchases government securities or other securities from the market in order to lower interest rates and increase the money supply. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity. Quantitative easing is considered when short-term interest rates are at or approaching zero, and does not involve the printing of new banknotes.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P North American Natural Resources Sector Index
The S&P North American Natural Resources Index provides investors with a benchmark that represents U.S. traded securities that are classified under the GICS® energy and materials sector excluding the chemicals industry; and steel subindustry.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).
UBS Global Investors (Real Estate) Index
The UBS Global Investors (Real Estate) Index measures the global investable universe of publicly traded real estate securities that derive 70% or more of total revenue from rental income.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.

Ticker Symbols:
Class A: PGUAX
Class C: PGUCX
Class I: PGIUX
Class R6: VGIRX
Duff & Phelps Global Infrastructure Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is diversified and has investment objectives of both capital appreciation and current income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned 19.13%, Class C shares at NAV returned 18.32%, Class I shares at NAV returned 19.50%, and Class R6 shares at NAV returned 19.60%. For the same period, the FTSE Developed Core Infrastructure 50/50 Index (net), a broad-based equity index, returned 17.10%, and the Global Infrastructure Linked Benchmark, the Fund’s style-specific benchmark appropriate for comparison, returned 17.10%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
The market took investors on quite a ride during the 12 months ended September 30, 2019. After a tumultuous end to 2018, global equity markets, as measured by the MSCI World Index (net), rallied enough in the first nine months of 2019 to eke out a return of 1.83% for the 12-month period. The market volatility was sparked by mixed economic data and continued trade tensions between the U.S. and China. Government bond yields in developed markets declined markedly during the year due to heightened risk aversion, with the yield on the 10-year U.S. Treasury briefly dipping below the yield on the two-year Treasury in August of 2019.
During the 12-month period, the Fund’s benchmark, the FTSE Developed Core Infrastructure 50/50 Index (net) returned 17.10%, vastly outperforming the MSCI World Index (net). All infrastructure sectors posted positive returns for the period, led by the strong performance of wireless tower companies within the communications sector. The performance of utilities was also solid, bolstered by a favorable interest rate environment and good visibility into capital expenditure opportunities that may provide earnings growth. Energy infrastructure found some strength in the period after a volatile 2018 as investors warmed up to the improving industry conditions and attractive valuations. Transportation stocks were also in positive territory, but the gains were more modest, reflecting uncertainty about volume and passenger growth as global economies have slowed primarily due to trade concerns.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed both the developed equity markets and its benchmark for the fiscal year ended September 30, 2019. The Fund’s strong relative performance was primarily due to favorable stock selection in the utilities, communications, and transportation sectors. Stock selection in the energy infrastructure sector detracted from relative performance. Sector allocation provided a modest positive effect, but there was some variation among sectors. The Fund’s underweight to utilities was a negative factor, as this sector outperformed the benchmark. Conversely, the overweight of the underperforming energy infrastructure sector negatively impacted sector allocation. The overweight to communications and the underweight of transportation provided a positive allocation effect.
Drilling down to security-level holdings, the Fund’s lack of exposure to PG&E Corp. was the top contributor to relative performance. PG&E is a California-based utility that filed for bankruptcy earlier in the year due to liabilities stemming from the wildfires in the state. As PG&E works its way through the bankruptcy courts, we believe the stock is not appropriate for our strategy. The second best contributor to relative performance was Orsted, a Denmark-based company that is a world leader in offshore wind generation. During the 12 months, Orsted announced positive results from current operations and an encouraging outlook from new contracts to build offshore wind farms in the U.S. and Asia.
Other top contributors to relative performance included Cellnex Telecom, NextEra Energy, and Iberdrola.
Antero Midstream was the largest detractor during the period. Antero Midstream lagged despite the positive simplification transaction between the former master limited partnership (MLP) and its general partner. The weak performance was driven by market concerns about the potential for flat production growth at Antero’s parent company. We exited the position in the last quarter of the fiscal year, as Antero’s exposure to natural gas in the Northeast U.S. and recent production cuts from suppliers in the region could continue to pressure the stock. The second largest detractor was Cheniere Energy, the leading producer of liquefied natural gas (LNG). The stock has been held back by low commodity prices due to increased trade uncertainty. China is one of the largest customers for LNG products, and an important source of future demand growth. While tensions between the U.S. and China have cast doubt on the LNG trade, we believe the long-term prospects for LNG demand remain quite robust. Cheniere is the largest overweight position within the energy infrastructure sector of the Fund.
Rounding out the top five detractors to relative performance were Golar LNG, The Southern Co., and Targa Resources.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.
Income: Income received from the Fund may vary widely over the short- and long-term.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps Global Infrastructure Fund
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Utilities	47%
Industrials	25
Energy	17
Real Estate	9
Communication Services	2
Other (includes short-term investment)	0
Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps Global Infrastructure Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	19.13%	6.63%	9.51%	— %	—
Class A shares at POP[3,4]	12.28	5.37	8.86	—	—
Class C shares at NAV[2] and with CDSC[4]	18.32	5.83	8.70	—	—
Class I shares at NAV[2]	19.50	6.91	9.80	—	—
Class R6 shares at NAV[2]	19.60	—	—	10.23	1/30/18
FTSE Developed Core Infrastructure 50/50 Index (net)	17.10	7.74	—	9.70 [5]	—
Global Infrastructure Linked Benchmark	17.10	5.93	8.17	9.70 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.25%; Class C shares: 2.00%; Class I shares: 1.01%; Class R6 shares: Gross 0.93%, Net 0.85%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2009, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception date, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returns are from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2020. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VGSAX
Class C: VGSCX
Class I: VGISX
Class R6: VRGEX
Duff & Phelps Global Real Estate Securities Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is diversified and has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned 16.68%†, Class C shares at NAV returned 15.80%†, Class I shares at NAV returned 16.97%†, and Class R6 shares at NAV returned 17.19%†. For the same period, the FTSE EPRA NAREIT Developed Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 13.00%.
   † See footnote 3 on page 15.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
Over the course of the fiscal year, global real estate equities handily outperformed global equities as demonstrated by the 13.0% increase in the FTSE EPRA NAREIT Developed Index (net), the Fund’s benchmark, versus the 1.8% increase in the MSCI World Index (net), both expressed in U.S. dollar terms. Additionally, global real estate equities surpassed U.S. equities during the fiscal year, as represented by the 4.3% rise in the S&P 500® Index during the period. Global real estate equities benefited from stable operating results, solid contractual cash flows, and a supportive private real estate market.
Pessimism regarding global economic growth reached new highs during the fiscal period, as reflected by the collapse in U.S. 10-year Treasury bond yields to 1.43% during early September 2019. Driving this decline in sentiment were the aftershocks from ongoing global trade tensions, which became more readily apparent in reported economic data during the period. Global central banks responded by easing fiscal policy in an effort to support a continued global economic expansion.
In the meantime, the relatively healthy global real estate operating environment led to continued cash flow and dividend growth for global real estate investment trusts (REITs). Global REITs took advantage of the decline in interest rates to refinance upcoming debt maturities at attractive rates, while also extending the duration of their debt. Their goal was to position their balance sheets in order to weather the uncertain environment. Additionally, public and private real estate valuations were supported by the continued search for yield and the significant amounts of capital raised by private real estate investment firms.
Taking a closer look at the performance of the individual countries that are represented within the FTSE EPRA NAREIT Developed Index (net), the five top-performing countries during the fiscal year on a total return basis measured in U.S. dollars were Israel, Finland, Sweden, Belgium, and Switzerland.
The five bottom-performing countries during the fiscal year were the Netherlands, Italy, Germany, France, and the U.K. Notably, all five posted negative total returns on a U.S. dollar basis for the 12-month period. The Netherlands’ high exposure to retail real estate names pressured returns. German residential names came under pressure during the 12 months as Berlin politicians’ efforts to introduce a five-year rent freeze, known as “Meitendeckel,” weighed on the market. The noise in the U.K. grew during the period with the resignation and replacement of Theresa May with Boris Johnson as Prime Minister. The continued uncertainty regarding the Brexit process and the potential for the U.K. to withdraw from the European Union (EU) without a deal in place further weighed on the country’s performance.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark index for the 12 months ended September 30, 2019. While country allocation and security selection both positively contributed to relative performance for the period, security selection was the primary driver of relative outperformance.
Combining country allocation and security selection, the top positive relative contributors to performance for the fiscal year were Japan, the U.S., and the U.K. Security selection was the primary driver of relative performance for all three countries.
From a country allocation perspective, the Fund’s underweight exposure to the Netherlands was a top driver of performance during the fiscal year. As previously highlighted, the Netherlands was the worst performing country during the period. The performance of pan-European-focused retail real estate companies suffered for the second straight year against a challenging backdrop for retail tenants, particularly fashion-oriented retailers. An equal positive contributor to country allocation for the period was an underweight exposure to Hong Kong. The performance of Hong Kong real estate companies was challenged by renewed U.S.-China trade concerns, as well as protest activity that initially emerged in opposition to a potential China extradition bill, but was sustained and grew into broader concerns regarding the Hong Kong-China relationship.
At the security level, the Fund’s overweight exposure to Sun Communities, a U.S. manufactured housing REIT, was the largest positive contributor for the fiscal year. The company’s shares materially outperformed the benchmark on the back of a positive operating environment for its manufactured housing portfolio, and the potential growth that is being generated via acquisitions and selective development and expansion projects. The second most meaningful positive contributor to security selection for the period was an overweight exposure to Invincible Investment Corp., a Japanese diversified real estate company. Shares of the company performed strongly as the company announced solid fourth quarter results and made headway in resolving a corporate structuring issue with its Cayman Island hotel purchase, which was positively received by the market. Rounding out the five top positive security selection contributors were an underweight to Simon Property Group, a U.S. regional mall REIT; an overweight of Mitsui Fudosan Logistics, a Japanese industrial REIT; and an overweight to Unite Group, a U.K. student housing REIT.
Combining country allocation and security selection, the top detractors were Canada, Australia, and Mexico. Security selection hurt within Canada and Australia, while country allocation was the detractor in Mexico.
From a country allocation viewpoint, the Fund’s overweight exposure to the U.K. was the largest detractor from performance during the fiscal year. The U.K. underperformed the benchmark overall during the period, however the Fund’s stock selection within the U.K. more than compensated for this. The second largest country allocation detractor was a slight out of benchmark exposure to Mexico, which underperformed the benchmark during the period in which we had exposure to the country.
At the security level, the Fund’s lack of exposure to Welltower, a U.S. health care REIT, was the largest negative contributor to security selection for the fiscal year. The company’s shares performed well over the period as investors rotated into the health care property sector. Oversupply and operator concerns in areas such as senior housing and skilled nursing facilities were less of an issue, and earnings expectations for the sector improved on increased
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps Global Real Estate Securities Fund
external growth. An overweight exposure to RLJ Lodging, a U.S. lodging REIT, was the second largest detractor to security selection for the fiscal year. U.S. lodging REITs were generally poor performers during the fiscal year, given the concerns about slowing economic growth and softer business transient travel. Rounding out the top five security selection detractors were an overweight to Swire Properties, a Hong Kong diversified real estate company; an overweight of Wharf Real Estate Investment, a Hong Kong diversified real estate company; and the Fund’s lack of exposure to Realty Income, a U.S. free-standing retail REIT.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Real Estate: The Fund may be negatively affected by factors specific to the real estate market, including interest rates, leverage, property, and management.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Industrial/Office REITs	20%
Residential REITs	19
Real Estate Operating Companies	13
Retail REITs	12
Office REITs	7
Health Care REITs	7
Data Centers REITs	4
Other	18
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps Global Real Estate Securities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	16.68% [3]	9.19%	10.99%	— %	—
Class A shares at POP[4,5]	9.97	7.90	10.33	—	—
Class C shares at NAV[2] and with CDSC[5]	15.80 [3]	8.37	10.16	—	—
Class I shares at NAV[2]	16.97 [3]	9.46	11.27	—	—
Class R6 shares at NAV[2]	17.19 [3]	—	—	12.51	11/3/16
FTSE EPRA NAREIT Developed Index (net)	13.00	6.81	8.63	8.80 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 2.51%, Net 1.40%; Class C shares: Gross 2.21%, Net 2.15%; Class I shares: Gross 1.19%, Net 1.15%; Class R6 shares: Gross 1.09%, Net 0.89%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2009, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception date, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2020. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PXRAX
Class C: PXRCX
Class I: PXRIX
Duff & Phelps International Real Estate
Securities Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is diversified and has a primary investment objective of long-term capital appreciation, with a secondary investment objective of income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned 11.65%, Class C shares at NAV returned 10.84%, and Class I shares at NAV returned 11.84%. For the same period, the FTSE EPRA NAREIT Developed ex-U.S. Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 8.86%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
Over the course of the fiscal year, international real estate equities handily outperformed international equities as demonstrated by the 8.9% increase in the FTSE EPRA NAREIT Developed ex-US Index (net), the Fund’s benchmark, versus the 1.3% decline in the MSCI EAFE Index (net), both expressed in U.S. dollar terms. Additionally, international real estate equities surpassed U.S. equities during the fiscal year, as represented by the 4.3% rise in the S&P 500® Index during the period. International real estate equities benefited from stable operating results, solid contractual cash flows, and a supportive private real estate market.
Pessimism regarding global economic growth reached new highs during the fiscal period, as reflected by the collapse in U.S. 10-year Treasury bond yields to 1.43% during early September 2019. Driving this decline in sentiment were the aftershocks from ongoing global trade tensions, which became more readily apparent in reported economic data during the period. Global central banks responded by easing fiscal policy in an effort to support a continued global economic expansion.
In the meantime, the relatively healthy global real estate operating environment led to continued cash flow and dividend growth for global real estate investment trusts (REITs). Global REITs took advantage of the decline in interest rates to refinance upcoming debt maturities at attractive rates, while also extending the duration of their debt. Their goal was to position their balance sheets in order to weather the uncertain environment. Additionally, public and private real estate valuations were supported by the continued search for yield and the significant amounts of capital raised by private real estate investment firms.
Taking a closer look at the performance of the individual countries that are represented within the FTSE EPRA NAREIT Developed ex-US Index (net), the five top-performing countries during the fiscal year on a total return basis measured in U.S. dollars were Israel, Finland, Sweden, Belgium, and Switzerland.
The five bottom-performing countries during the fiscal year were the Netherlands, Italy, Germany, France, and the U.K. Notably, all five posted negative total returns on a U.S. dollar basis for the 12-month period. The Netherlands’ high exposure to retail real estate names pressured returns. German residential names came under pressure during the 12 months as Berlin politicians’ efforts to introduce a five-year rent freeze, known as “Meitendeckel,” weighed on the market. The noise in the U.K. grew during the period with the resignation and replacement of Theresa May with Boris Johnson as Prime Minister. The continued uncertainty regarding the Brexit process and the potential for the U.K. to withdraw from the European Union (EU) without a deal in place further weighed on the country’s performance.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark index for the 12 months ended September 30, 2019. While country allocation and security selection both positively contributed to relative performance for the period, security selection was the primary driver of relative outperformance.
Combining country allocation and security selection, the top positive relative contributors to performance for the fiscal year were Japan, the U.K., and Germany. Security selection was the primary driver of relative performance for all three countries.
From a country allocation perspective, the Fund’s out of benchmark exposure to India was the top positive driver of performance during the fiscal year. The sole Indian-exposed holding, Ascendas India Trust, handily outperformed the benchmark during the period. Ascendas benefited from strong internal growth at its existing office parks, and from selective development activity. The next largest positive contributor to country allocation for the period was an underweight exposure to Hong Kong. The performance of Hong Kong real estate companies was challenged by renewed U.S.-China trade concerns, as well as protest activity that initially emerged in opposition to a potential China extradition bill, but was sustained and grew into broader concerns regarding the Hong Kong-China relationship.
At the security level, the Fund’s overweight exposure to Invincible Investment Corp., a Japanese diversified real estate company, was the largest positive contributor for the fiscal year. The company’s shares materially outperformed the benchmark as the company announced solid fourth quarter results and made headway in resolving a corporate structuring issue with its Cayman Island hotel purchase, which was positively received by the market. The second most meaningful positive contributor to security selection for the period was an overweight exposure to Mitsui Fudosan Logistics, a Japanese industrial REIT. Shares of the company performed strongly during the period driven by positive earnings results, which have been helped by accretive acquisition activity. Rounding out the five top positive security selection contributors were an overweight to Safestore Holdings, a U.K. self storage REIT; the Fund’s lack of exposure to Mitsui Fudosan, a Japanese diversified real estate company; and an overweight to Invesco Office J-REIT, a Japanese office REIT.
Combining country allocation and security selection, the top detractors were Australia, Hong Kong, and France. Security selection was the primary detractor within Australia and Hong Kong, while country allocation and security selection detracted in France.
From a country allocation viewpoint, the Fund’s overweight exposure to the U.K. was the largest
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps International Real Estate
Securities Fund
detractor from performance during the fiscal year. The U.K. underperformed the benchmark overall during the period, however the Fund’s stock selection within the U.K. more than compensated for this. The second largest country allocation detractor was the Fund’s underweight exposure to Singapore, which outperformed the benchmark during the period on the back of a meaningful decline in global interest rates.
At the security level, the Fund’s overweight exposure to Swire Properties, a Hong Kong diversified real estate company, was the largest negative contributor to security selection for the fiscal year. The ongoing protest activity in Hong Kong is having a meaningfully negative impact on retail sales, which we view as a short-term headwind for retailers at Swire’s Pacific Place Mall. An overweight to Wharf Real Estate Investment, a Hong Kong diversified real estate company with a large exposure to retail, was the second largest detractor from security selection. Wharf has significant retail exposure to Hong Kong that is experiencing disruption due to the protests. Rounding out the top five security selection detractors were an overweight position in Hysan Development, a Hong Kong diversified real estate company; an overweight exposure to Boardwalk Real Estate Investment, a Canadian apartment REIT; and an overweight to Hulic Co., a Japanese diversified real estate company.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Real Estate: The Fund may be negatively affected by factors specific to the real estate market, including interest rates, leverage, property, and management.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Real Estate Operating Companies	26%
Retail REITs	15
Office REITs	15
Industrial/Office REITs	13
Residential REITs	11
Diversified Real Estate Activities REITs	6
Diversified REITs	6
Other (includes short-term investment)	8
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps International Real Estate Securities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	11.65%	6.77%	8.36%
Class A shares at POP[3,4]	5.23	5.52	7.72
Class C shares at NAV[2] and with CDSC[4]	10.84	6.01	7.56
Class I shares at NAV[2]	11.84	7.05	8.63
FTSE EPRA NAREIT Developed ex-U.S. Index (net)	8.86	5.00	6.47
Fund Expense Ratios[5]: Class A shares: Gross 1.85%, Net 1.50%; Class C shares: Gross 2.59%, Net 2.25%; Class I shares: Gross 1.53%, Net 1.25%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2009, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2020. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VHFAX
Class C: VHFCX
Class I: VHFIX
Herzfeld Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Thomas J. Herzfeld Advisors, Inc.
■	The Fund is diversified and has investment objectives of capital appreciation and current income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned -0.37%, Class C shares at NAV returned -1.14%, and Class I shares at NAV returned -0.08%†. For the same period, the Fund’s style-specific benchmark, the Herzfeld Composite Benchmark, which consists of 60% MSCI All Country World Index (net) and 40% Bloomberg Barclays U.S. Aggregate Index, returned 5.25%.
   † See footnote 5 on page 21.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
Over the fiscal year, fixed income closed end funds (CEFs) vastly outperformed their equity counterparts. Municipal CEFs led the way, gaining an average of 16.76%, domestic fixed income gained 12.28%, and equity funds gained an average of 0.68%. Within equity, energy, master limited partnerships (MLPs), and health care declined 26.66%, 10.04%, and 7.28%, respectively. The best performing sectors of the market were in domestic equities. Real estate and utilities CEFs led the way, gaining 28.57% and 27.54%, respectively. Investors were risk averse over the fiscal year as strength in fixed income CEFs and defensive equities remained constant through much of the period. Slowing economic data globally due to the Trump administration’s ongoing trade wars with both allies and adversaries led to volatile returns in equities and strong returns for fixed income.
Municipal, taxable fixed income, and equity CEFs started the fiscal period at weighted-average discounts of -9.70%, -4.71%, and -4.56%, respectively. At the end of September 2019, municipal CEFs saw their discounts narrow the most to -4.94%, while taxable bonds narrowed to -2.27%. Equities saw minimal discount narrowing when compared to both fixed income categories, finishing the period at -3.82%.
Successful activist campaigns and consolidation among fund complexes continued to shrink the number of CEFs from 508 to 495 over the period. Despite the drop in the number of funds, CEFs maintained their total net asset value (NAV) capitalization of $237 billion while increasing the average NAV capitalization from $467 million to $479 million.
What factors affected the Fund’s performance during its fiscal year?
For the fiscal year ended September 30, 2019, the Fund underperformed the composite benchmark.
The Fund’s allocations to energy and health care were the main reason for the underperformance in the period. The Fund has since liquidated its MLP and health care positions, as we believe the headwinds far outweigh the tailwinds at this time. We believe that a number of factors contributed to the underperformance of the energy markets. The world has a supply and demand problem. Shale drilling has made it easy to quickly increase oil and gas production when prices rise. This has capped oil and natural gas prices well below 2014 levels, when energy markets began to tank. In addition, the rise of environmental, social & governance (ESG) investing has made investments in fossil fuels less attractive to some investors. Pensions and endowments are now divesting of companies that are major contributors to climate change. Recycling has become more important now that China no longer accepts America’s plastic waste, which is all derived from fossil fuels. Companies are finding it cheaper to recycle goods instead of being beholden to wild price swings in commodities. Credit used to be readily available to energy companies, but is now extremely expensive and difficult for all but the best balance sheets, something energy companies have not been able to maintain due to the capital-intensive nature of the industry. Lastly, utility solar and wind have never been cheaper, and often are cheaper than fossil fuel-powered plants. We could no longer hold on to our energy position as it was the biggest drag on
Fund performance over the last year and the last five years. Tortoise Pipeline & Energy Fund Inc. (TTP) is a prime example, as we initiated purchases in 2015. TTP dropped 19.34% over the last year as our worst performer before we liquidated the position along with our other MLP CEFs. We also cut substantially or exited Tortoise Energy Infrastructure Corp (TYG), Kayne Anderson Midstream/Energy Fund (KMF), Kayne Anderson MLP/Midstream Investment Co. (KYN), and Salient Midstream & MLP Fund (SMM), which declined 6.30%, 7.73%, 13.87%, and 16.38%, respectively, over the same period.
We also decided to exit health care for a number of reasons. First, it became apparent that some leading Democrats were going to run for president on a Medicare for all platform; second, we believed there were going to be major judgements against pharmaceutical companies that helped create the opioid epidemic; and third, the current president was also railing against the cost of drugs. Despite cheap valuations, breakthroughs in science that could speed up new drug development, and the aging baby boomer generation needing more health care, we decided to exit our positions in May and June 2019 as the sector continued to underperform in the face of these headwinds.
The combined energy and health care positions generated a loss of 2.12% over the fiscal year to the Fund.
The Fund’s best performers were also some of the largest positions in the period, as top holding Central Securities Corp. (CET) gained 12% over the holding period, contributing 0.51% of positive return to the Fund. CET has been a top holding for a few years now, and has been the Fund’s top performer for much of that period. The portfolio is much more concentrated than most equity CEFs, as the manager has a mix of growth and value plays with a view toward long-term investment trends instead of short-term profits. Because of large insider holdings, the discount has remained wide since the 1990s, which has provided an opportunity to reinvest all distributions which are paid out of NAV back into the double-digit discount price.
The Fund’s holdings in Brookfield Real Assets Income Fund (RA) and RMR Real Estate Income Fund (RIF) were some of biggest gainers, returning 23.39% and 12.11%, respectively, over the 12-month period. A combination of solid underlying
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Herzfeld Fund
performance in real estate investments and discount narrowing help generate additional alpha. We continue to hold the positions in the Fund.
Nuveen Credit Strategies Income Fund (JQC) and PGIM Short Duration High Yield Bond Fund (ISD) were top contributors to performance as they gained 7.34% and 14.56%, respectively. JQC benefited from its announcement of a three-year return of capital policy that helped narrow the fund’s discount from its December 2018 low of -15.58% to -10.10% at the end of September 2019. ISD was another fixed income fund that benefited from strong discount narrowing, as the discount reached -18.22% in December 2018 before closing at -10.21% in September of 2019. Both CEFs benefited from an increase in risk taking, as the below investment grade assets rallied while the discount narrowed.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Closed-end Funds: Closed-end funds may trade at a discount from their net asset values, which may affect whether the Fund will realize gains or losses. They may also employ leverage, which may increase volatility.
Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Real Estate: The Fund may be negatively affected by factors specific to the real estate market, including interest rates, leverage, property, and management.
High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Bank Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
Fund of Funds: Because the Fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Fixed Income Funds	33%
International Equity Funds	33
Equity Funds	25
Preferred Stocks	5
International Fixed Income Funds	2
Other (includes securities lending collateral)	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Herzfeld Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	Since inception	Inception date
Class A shares at NAV[2]	-0.37%	5.69%	6.89%	9/5/12
Class A shares at POP[3,4]	-6.10	4.44	6.00	9/5/12
Class C shares at NAV[2] and with CDSC[4]	-1.14	4.90	6.11	9/5/12
Class I shares at NAV[2]	-0.08 [5]	5.95	7.17	9/5/12
Herzfeld Composite Benchmark	5.25	5.52	6.78 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 3.28%, Net 3.26%; Class C shares: Gross 4.02%, Net 4.01%; Class I shares: Gross 2.99%, Net: 3.01%

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 5, 2012 (inception date of the Fund), for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[6]	The since inception index return is from the Fund’s inception date.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2020. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VWMAX
Class C: VWMCX
Class I: VWMIX
Horizon Wealth Masters Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Horizon Kinetics Asset Management, LLC
■	The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned -5.83%, Class C shares at NAV returned -6.55%, and Class I shares at NAV returned -5.62%. For the same period, the S&P 500® Index, which serves as both the Fund’s broad-based equity index and style-specific index, returned 4.25%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
During the 12-month period ended September 30, 2019, the broader markets appreciated moderately, with the S&P 500® Index returning 4.25%. Some volatility returned to the markets in the 12-month period, as trade tensions and a flattening (even inverted) yield curve weighed on investor sentiment at times. The share of assets benchmarked to the major indexes continued to grow. The market value of these indexes during the period appeared to reflect the assumption that the current moderate growth, low interest rate, and moderate inflation environment will persist indefinitely.
What factors affected the Fund’s performance during its fiscal year?
Because the Fund seeks to track the Horizon Kinetics ISE Wealth Index (Wealth Index), which is designed to identify companies run by wealthy owner-operators, the Fund’s holdings tend to be underrepresented in the major indexes. Investors moved toward passive management over the fiscal year, causing assets to flow out of actively managed products and into products benchmarked against the major indexes, likely contributing to outperformance of the benchmark.
An additional factor in the Fund’s performance is the difference in market capitalization between the benchmark and the Fund. While the S&P 500® Index is weighted toward large and mega-cap companies, the constituents of the Wealth Index tend to be in the small- to mid-cap range. As large-cap businesses outperformed smaller to mid-cap companies over the 12-month period, the Fund’s performance was negatively impacted.
At the stock level, the five largest contributors to total return were TTEC Holdings, Novagold Resources, Erie Indemnity Company, American Railcar Industries, and MasTec. The Fund’s five largest detractors from performance were Conduent, NantKwest, RPC, Lions Gate Entertainment, and Continental Resources.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Correlation to Index: The performance of the fund and its index may vary somewhat due to factors such as fund flows, transaction costs, and timing differences associated with additions to and deletions from its index.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Consumer Discretionary	23%
Financials	13
Communication Services	13
Industrials	11
Real Estate	8
Information Technology	8
Consumer Staples	7
Other (includes securities lending collateral)	17
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Horizon Wealth Masters Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	Since inception	Inception date
Class A shares at NAV[2]	-5.83%	5.23%	9.49%	9/5/12
Class A shares at POP[3,4]	-11.24	3.99	8.58	9/5/12
Class C shares at NAV[2] and with CDSC[4]	-6.55	4.45	8.67	9/5/12
Class I shares at NAV[2]	-5.62	5.50	9.76	9/5/12
S&P 500® Index	4.25	10.84	13.55 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.47%, Net 1.25%; Class C shares: Gross 2.23%, Net 2.00%; Class I shares: Gross 1.22%, Net 1.00%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 5, 2012 (inception date of the Fund), for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2020. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VAESX
Class C: VCESX
Class I: VIESX
Class R6: VRESX
KAR Emerging Markets Small-Cap Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is non-diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned 4.10%, Class C shares at NAV returned 3.26%, Class I shares at NAV returned 4.33%, and Class R6 shares at NAV from August 1, 2019 (inception date) through September 30, 2019, returned -1.62%*. For the same period, the MSCI Emerging Markets Small Cap Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned -5.49%.
   * Returns less than 1 year are not annualized.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
Stock market returns were mixed during the fiscal year ended September 30, 2019, with the S&P 500® Index advancing 4.25%, while small-capitalization stocks, as represented by the Russell 2000® Index, fell 8.89% and international developed markets, as measured by the MSCI EAFE® Index (net), declined 1.34%. The MSCI Emerging Markets Index (net) also suffered for the period, declining 2.02%. The 12-month period saw increasing risk aversion by investors.
During the fiscal year, the best performing sectors in the MSCI Emerging Markets Small Cap Index (net) were utilities and information technology. The worst performing sectors were health care and energy. By country, Brazil and South Korea had the strongest performance while Peru and Singapore had the worst performance during the period.
Global industrial activity slowed over the past 12 to 18 months, primarily due to continued global trade friction with China and the European Union (EU). As these trade disputes dragged on, they clearly affected business confidence and investment plans, particularly for the agricultural, industrial, and automotive industries.
Global consumer strength helped to defend the major economies from economic recession. The consumer, which represents the majority of gross domestic product (GDP) components, continued to benefit from plentiful jobs, modest wage growth, and rising net worth during the 12-month period.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed the MSCI Emerging Markets Small Cap Index (net) for the fiscal year ended September 30, 2019. Successful stock selection in Singapore and Indonesia contributed positively to performance. Negative stock selection in India, and negative stock selection and an overweight to China, detracted from performance.
The biggest contributors to performance during the period were Sea and Totvs.
■	Sea operates an e-commerce business as well as an online game development/publishing business in Southeast Asia. The company announced strong results during the first and second quarters of 2019, and also raised guidance for the full year. The results were strong across all of Sea’s business segments, and exceeded expectations by a wide margin.
■	Totvs, a Brazil-based Enterprise Resource Planning (ERP) company, produced a strong set of results despite a stagnant economy.
■	Other top contributors included Linx, PT Sarana Menara Nusantara, and Vostok New Ventures.
The biggest detractors from Fund performance were Cafe24 and SINA.
■	Cafe24 underperformed as business fundamentals failed to meet market expectations. In particular, profit margins were threatened as the company increased spending on a variety of initiatives which involve significant uncertainty. Although we believe that Cafe24 has interesting growth prospects, we exited the position as we no longer felt confident about the future economics of the business.
■	Sentiment on SINA turned negative due to concerns about the downturn in advertising spending from a slowing Chinese economy. In addition, Weibo, a SINA venture and one of the largest social media platforms in China, faced increased competition from newer platforms such as the short video app Douyin. Despite our belief that the valuation of the stock is attractive, we sold SINA during the third quarter of 2019.
■	Other bottom contributors included CARE Ratings, Sarine Technologies, and Corporacion Moctezuma.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
Non-Diversified: The Fund is non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent that each security represents a larger portion of the Fund’s assets.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Emerging Markets Small-Cap Fund
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Industrials	27%
Communication Services	22
Consumer Staples	11
Consumer Discretionary	11
Financials	8
Information Technology	7
Materials	4
Other (includes short-term investment)	10
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR Emerging Markets Small-Cap Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	Since inception	Inception date
Class A shares at NAV[2]	4.10%	4.95%	4.87%	12/17/13
Class A shares at POP[3,4]	-1.89	3.71	3.81	12/17/13
Class C shares at NAV[2] and with CDSC[4]	3.26	4.17	4.09	12/17/13
Class I shares at NAV[2]	4.33	5.19	5.12	12/17/13
Class R6 shares at NAV[2]	—	—	-1.62	8/1/19
MSCI Emerging Markets Small Cap Index (net)	-5.49	-0.13	— [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 2.27%, Net 1.89%; Class C shares: Gross 2.94%, Net 2.64%; Class I shares: Gross 1.97%, Net 1.64%; Class R6 shares: Gross 1.89%, Net 1.54%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on December 17, 2013 (inception date of the Fund), for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception date, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returned -2.11% from the inception date of Class R6 shares and 1.44% from the inception date of Class A shares, Class C shares, and Class I shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2021. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VISAX
Class C: VCISX
Class I: VIISX
Class R6: VRISX
KAR International Small-Cap Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is non-diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned -0.11%†, Class C shares at NAV returned -0.78%, Class I shares at NAV returned 0.18%, and Class R6 shares at NAV returned 0.24%. For the same period, the MSCI All Country World ex U.S. Small Cap Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned -5.63%.
   † See footnote 3 on page 29.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
Stock market returns were mixed during the fiscal year ended September 30, 2019, with the S&P 500® Index advancing 4.25%, while small-capitalization stocks, as represented by the Russell 2000® Index, fell 8.89% and international developed markets, as measured by the MSCI EAFE® Index (net), declined 1.34%. The MSCI Emerging Markets Index (net) also suffered for the period, declining 2.02%. The 12-month period saw increasing risk aversion by investors.
During the fiscal year, the best performing sectors in the MSCI All Country World ex USA Small Cap Index (net) were telecommunications services and utilities. The worst performing sectors were energy and consumer staples. By region, Latin America and Africa/Middle East had the strongest performance, while Europe and Japan had the worst performance during the period.
Global industrial activity slowed over the past 12 to 18 months, primarily due to continued global trade friction with China and the European Union (EU). As these trade disputes dragged on, they clearly affected business confidence and investment plans, particularly for the agricultural, industrial, and automotive industries.
Global consumer strength helped to defend the major economies from economic recession. The consumer, which represents the majority of gross domestic product (GDP) components, continued to benefit from plentiful jobs, modest wage growth, and rising net worth during the 12-month period.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed the MSCI All Country World ex USA Small Cap Index (net) during the fiscal year ended September 30, 2019. Strong stock selection in Europe contributed the bulk of the outperformance, while negative stock selection in Latin America and an underweight in Africa/Middle East detracted from performance.
The biggest contributors to performance during the period were Vostok New Ventures and Headhunter Group.
■	After selling its largest investment in February 2019 and paying a large special dividend, Vostok’s shares were trading at a substantial discount to the estimated value of its investment portfolio. The strong performance was driven by the narrowing of this discount and an increase in the estimated value of some of its holdings.
■	Headhunter Group recently completed an initial public offering (IPO) in which we participated. The company has reported extremely strong revenue and profit growth since this time, and the shares reacted favorably during the 12-month period.
■	Other top contributors included CTS Eventim, Scout24, and Rightmove.
The biggest detractors from Fund performance were SINA and Cafe24.
■	Sentiment on SINA turned negative due to concerns about the downturn in advertising spending from a slowing Chinese economy. In addition, Weibo, a SINA venture and one of the largest social media platforms in China, faced increased competition from newer platforms such as the short video app Douyin. Despite our belief that the valuation of the stock is attractive, we sold SINA during the third quarter of 2019.
■	Cafe24 underperformed as business fundamentals failed to meet market expectations. In particular, profit margins were threatened as the company increased spending on a variety of initiatives which involve significant uncertainty. Although we believe that Café24 has interesting growth prospects, we exited the position as we no longer felt confident about the future economics of the business.
■	Other bottom contributors included CARE Ratings, Money Forward, and JOST Werke.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.
Non-Diversified: The Fund is non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent that each security represents a larger portion of the Fund’s assets.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR International Small-Cap Fund
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Industrials	27%
Communication Services	27
Financials	14
Information Technology	10
Energy	4
Health Care	3
Consumer Staples	2
Other (includes short-term investment)	13
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

KAR International Small-Cap Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	Since inception	Inception date
Class A shares at NAV[2]	-0.11% [3]	8.28%	11.16%	9/5/12
Class A shares at POP[4,5]	-5.86	7.00	10.24	9/5/12
Class C shares at NAV[2] and with CDSC[5]	-0.78	7.49	10.35	9/5/12
Class I shares at NAV[2]	0.18	8.53	11.44	9/5/12
Class R6 shares at NAV[2]	0.24	—	9.35	11/12/14
MSCI All Country World ex U.S. Small Cap Index (net)	-5.63	3.98	— [6]	—
Fund Expense Ratios[7]: Class A shares: 1.58%; Class C shares: 2.29%; Class I shares: 1.31%; Class R6 shares: 1.22%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 5, 2012 (inception date of the Fund), for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception date, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The since inception index returned 4.73% from the inception date of Class R6 shares and 6.97% from the inception date of Class A shares, Class C shares, and Class I shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PDPAX
Class C: PDPCX
Class I: VADIX
Rampart Alternatives Diversifier Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Rampart Investment Management Company, LLC
■	The Fund is non-diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned 0.18%, Class C shares at NAV returned -0.56%†, and Class I shares at NAV returned 0.44%. For the same period, the S&P 500® Index, a broad-based equity index, returned 4.25%, and the Alternatives Diversifier Composite Benchmark, the Fund’s style-specific index appropriate for comparison, returned 0.00%.
   †See footnote 5 on page 32.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
During the period from September 30, 2018 through September 30, 2019, the U.S. stock market was essentially flat – the S&P 500® Index rose just 4.25%, a well below average year in terms of outright performance. But, while the point-to-point performance barely made an impression, the year itself was highly volatile.
The period began with a traumatic fourth quarter for U.S. equity investors. The final three months of 2018 saw the S&P 500® Index plummet 14%, constituting the worst fourth quarter since 2008, and the ninth worst fourth quarter since 1928. We didn’t have to wait until the end of the quarter to start making historical comparisons though, as 16 of the 22 trading days in October were negative – the highest number since October of 2008. One of these down days was the -3.3% event on October 10th, the biggest one-day decline since the market meltdown of February 2018. November again presented the market with a handful of challenges, which only set the stage for a truly diabolical December.
The S&P 500® Index was off over 9% in December alone, which included an eight-day period in which the market was down more than 11%. There were five days when the market was down more than 2%, more than had occurred over the prior eight months. The 5% rally on December 26th was the largest one-day gain since March 2009. The range between the high and low levels on the S&P 500® Index during the month exceeded the range for all of 2017. There are plenty of other observations and statistical oddities, but everything points in the same direction – the U.S. stock market in December 2018 was crazy, insane, wild, irrational, absurd, and any other word that should never be used to describe a well-functioning large-cap stock market.
While diversification has been shown to benefit portfolios over the long term, it did not offer much protection during this period. Many asset classes declined, including bonds, commodities, and emerging and developed markets, as global investors retreated to the safe haven of cash.
Most concerning about this volatile fourth quarter was that much of it had no obvious cause or explanation, at least nothing that would merit the kinds of responses we saw in the market. For example, the cause of the 3.3% drop on October 10th was unclear at the time, and it remained unclear through the end of the fiscal year. Things didn’t get any better the next day, as the market sold off another 2%. It was as if all sense of proportionality was gone, as if market participants had suddenly forgotten how to react to relatively normal stressors.
Fast forward to December 26th for another example of this dynamic. Traders came back from the Christmas holiday in the mood to buy, and by the end of a rather frantic session had pushed the S&P 500® Index up nearly 5%. The Dow Jones Industrial Average was up over 1,000 points, the largest one-day gain in the history of the index. And what prompted this euphoria? Unfortunately, we can find no event from that holiday-shortened week that could point to any substantial upward reaction, much less the largest percentage gain since 2009. (At least back then, the buyers were sensing the bottom of the 2008 stock market collapse.)
As 2018 ended and 2019 began, investor behavior appeared to normalize – if we accept that rational behavior and measured reactions are “normal.” The market pushed higher for the first several months of the year. While this was initially a continuation of the recovery from the December lows, it eventually evolved into a relatively stable bull market, built on solid earnings, optimistic economic indicators, low inflation, and low (and falling) interest rates. This growth period was followed by a range-bound, higher volatility phase, which closed out the fiscal year. During both the bull phase and the sideways phase, market reactions to stressors largely appeared measured, timely, and appropriate.
One of the things the first three quarters of 2019 highlighted was that investors have given primacy to global trade in their decision-making process. The major market moves in 2019, both to the upside and the downside, can largely be explained by the shifting dynamics of the current trade war. Investors seem less concerned with Brexit, escalating tensions with Iran, military attacks on Saudi oil production, and the other, more prosaic macroeconomic noise that undergirds the global economy. None of that appears to matter nearly as much as trade and tariffs, specifically as they relate to China. And investors have made clear that they would prefer the trade war to end soon.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed the custom benchmark by 0.44% during the period, gaining 0.44% as the benchmark was flat. Late 2018 was a particularly challenging period for the Fund, as investments in commodities and natural resources stocks followed the lead of the U.S. large cap stock market by falling precipitously. The Fund’s diverse investment portfolio helped contain some of the damage, but most asset classes and security types were pulled into the vortex of selling, especially during December of 2018.
Performance in 2019 was a welcome improvement, as the combination of a recovery in stocks, plus more rational investor behavior allowed the Fund to climb by nearly 13% in the period from December 31, 2018 through September 30, 2019. The Fund’s exposure to global infrastructure and real estate stocks led the way during this period, and only a small exposure to
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Rampart Alternatives Diversifier Fund
coal via an exchange-traded fund (ETF) negatively impacted performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.
Allocation: The Fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.
Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.
Bank Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Real Estate: The Fund may be negatively affected by factors specific to the real estate market, including interest rates, leverage, property, and management.
Fund of Funds: Because the Fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).
Affiliated Funds: The Fund’s adviser can select affiliated and/or unaffiliated funds, which may create a conflict of interest.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Affiliated Mutual Funds	53%
Exchange-Traded Funds	47
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Rampart Alternatives Diversifier Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	0.18%	1.67%	3.44%	— %	—
Class A shares at POP[3,4]	-5.58	0.47	2.83	—	—
Class C shares at NAV[2] and with CDSC[4]	-0.56 [5]	0.91	2.66	—	—
Class I shares at NAV[2]	0.44	1.93	—	3.88	10/1/09
S&P 500® Index	4.25	10.84	13.24	13.53 [6]	—
Alternatives Diversifier Composite Benchmark	—	0.59	3.49	3.49 [6]	—
Fund Expense Ratios[7]: Class A shares: 1.50%; Class C shares: 2.25%; Class I shares: 1.24%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2009, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[6]	The since inception index returns are from the inception date of Class I shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with the underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VAPAX
Class C: VAPCX
Class I: VAPIX
Class R6: VRPAX
Rampart Equity Trend Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Rampart Investment Management Company, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned -3.99%, Class C shares at NAV returned -4.70%, Class I shares at NAV returned -3.76%, and Class R6 shares at NAV returned -3.61%. For the same period, the S&P 500® Index, which serves as both the broad-based equity index and the style-specific index, returned 4.25%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
During the period from September 30, 2018 through September 30, 2019, the U.S. stock market was essentially flat – the S&P 500® Index rose just 4.25%, a well below average year in terms of outright performance. But, while the point-to-point performance barely made an impression, the year itself was highly volatile.
The period began with a traumatic fourth quarter for U.S. equity investors. The final three months of 2018 saw the S&P 500® Index plummet 14%, constituting the worst fourth quarter since 2008, and the ninth worst fourth quarter since 1928. We didn’t have to wait until the end of the quarter to start making historical comparisons though, as 16 of the 22 trading days in October were negative – the highest number since October of 2008. One of these down days was the -3.3% event on October 10th, the biggest one-day decline since the market meltdown of February 2018. November again presented the market with a handful of challenges, which only set the stage for a truly diabolical December.
The S&P 500® Index was off over 9% in December alone, which included an eight-day period in which the market was down more than 11%. There were five days when the market was down more than 2%, more than had occurred over the prior eight months. The 5% rally on December 26th was the largest one-day gain since March 2009. The range between the high and low levels on the S&P 500® Index during the month exceeded the range for all of 2017. There are plenty of other observations and statistical oddities, but everything points in the same direction – the U.S. stock market in December 2018 was crazy, insane, wild, irrational, absurd, and any other word that should never be used to describe a well-functioning large-cap stock market.
Most concerning about this volatile fourth quarter was that much of it had no obvious cause or explanation, at least nothing that would merit the kinds of responses we saw in the market. For example, the cause of the 3.3% drop on October 10th was unclear at the time, and it remained unclear through the end of the fiscal year. Things didn’t get any better the next day, as the market sold off another 2%. It was as if all sense of proportionality was gone, as if market participants had suddenly forgotten how to react to relatively normal stressors.
Fast forward to December 26th for another example of this dynamic. Traders came back from the Christmas holiday in the mood to buy, and by the end of a rather frantic session had pushed the S&P 500® Index up nearly 5%. The Dow Jones Industrial Average was up over 1,000 points, the largest one-day gain in the history of the index. And what prompted this euphoria? Unfortunately, we can find no event from that holiday-shortened week that could point to any substantial upward reaction, much less the largest percentage gain since 2009. (At least back then, the buyers were sensing the bottom of the 2008 stock market collapse.)
As 2018 ended and 2019 began, investor behavior appeared to normalize – if we accept that rational behavior and measured reactions are “normal.” The market pushed higher for the first several months of the year. While this was initially a continuation of the recovery from the December lows, it eventually evolved into a relatively stable bull market, built on solid earnings, optimistic economic indicators, low inflation, and low (and falling) interest rates. This growth period was followed by a range-bound, higher volatility phase, which closed out the fiscal year. During both the bull phase and the sideways phase, market reactions to stressors largely appeared measured, timely, and appropriate.
One of the things the first three quarters of 2019 highlighted was that investors have given primacy to global trade in their decision-making process. The major market moves in 2019, both to the upside and the downside, can largely be explained by the shifting dynamics of the current trade war. Investors seem less concerned with Brexit, escalating tensions with Iran, military attacks on Saudi oil production, and the other, more prosaic macroeconomic noise that undergirds the global economy. None of that appears to matter nearly as much as trade and tariffs, specifically as they relate to China. And investors have made clear that they would prefer the trade war to end soon.
What factors affected the Fund’s performance during its fiscal year?
The Fund trailed the S& P 500® Index by about 8% for the year ended September 30, 2019. The gap stemmed from the market collapse in December 2018 and the defensive measures taken by the Fund in response. The Fund started to build a substantial cash position beginning in November 2018, as the October turbulence extended through autumn. The Fund was well-positioned for the market collapse that occurred leading into the Christmas holiday, and enjoyed 4.7% outperformance over the S&P 500® Index as the market closed on the 24th. This same defensive positioning, however, left the Fund ill-equipped to participate in the frantic recovery that followed. By the end of December, the Fund’s outperformance over the index had narrowed significantly.
The Fund responded to the recovering health of the market by re-engaging with stocks during the first quarter of 2019, but not quickly enough to fully participate in the rally. By the end of January, the lead that had been built up over the index had eroded, and by the end of the first quarter of 2019, the Fund was trailing the index by more than 6% for the quarter.
These “v-shaped” events have proven to be difficult for the Fund to navigate – we can clearly remember similar market paths in both 2015 and 2016. The Fund’s defense mechanism is intended to protect investors from large, wealth-destroying market events. Short-period selloff/recovery cycles have a tendency to catch the Fund on its heels, as investors
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Rampart Equity Trend Fund
seem to have the ability to adopt two antithetical investment views within a very short timeframe – moving from euphoria to panic in a matter of weeks or even days.
That said, the Fund has performed well during past periods in which the market performs with some level of conviction, either bearish or bullish. Investors were saved from the worst of the December drawdown by the Fund’s defensive positioning. In addition, during the second and third quarters of 2019, once the collapse/recovery storyline had been exhausted and the market was functioning more rationally, the Fund did a better job of keeping up with the S&P® 500 Index, at certain points building up some outperformance.
As the fiscal year ended, the Fund was fully invested and tracking the index closely. The market was largely calm, focused on any news of tariffs or trade restrictions.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Allocation: The Fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Consumer Discretionary	18%
Information Technology	18
Industrials	11
Consumer Staples	10
Health Care	8
Materials	8
Real Estate	8
Other	19
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Rampart Equity Trend Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	Since inception	Inception date
Class A shares at NAV[2]	-3.99%	1.72%	7.75%	7/1/10
Class A shares at POP[3,4]	-9.51	0.52	7.06	7/1/10
Class C shares at NAV[2] and with CDSC[4]	-4.70	0.99	6.96	7/1/10
Class I shares at NAV[2]	-3.76	1.97	8.00	7/1/10
Class R6 shares at NAV[2]	-3.61	—	2.42	11/12/14
S&P 500® Index	4.25	10.84	— [5]	—
Fund Expense Ratios[6]: Class A shares: 1.56%; Class C shares: 2.29%; Class I shares: 1.30%; Class R6 shares: 1.20%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on July 1, 2010 (inception date of the Fund), for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception date, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returned 14.55% from the inception date of Class A shares, Class C shares, and Class I shares and returned 10.31% from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VAAAX
Class C: VAACX
Class I: VAISX
Rampart Multi-Asset Trend Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Rampart Investment Management Company, LLC
■	The Fund is diversified and has an investment objective of capital appreciation. In pursuing this objective, the Fund maintains an emphasis on preservation of capital. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned 2.65%, Class C shares at NAV returned 1.94%, and Class I shares at NAV returned 2.92%. For the same period, the Dow Jones Global Moderate Portfolio IndexSM, the Fund’s style-specific index appropriate for comparison, returned 3.85%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
During the period from September 30, 2018 through September 30, 2019, the U.S. stock market was essentially flat – the S&P 500® Index rose just 4.25%, a well below average year in terms of outright performance. But, while the point-to-point performance barely made an impression, the year itself was highly volatile.
The period began with a traumatic fourth quarter for U.S. equity investors. The final three months of 2018 saw the S&P 500® Index plummet 14%, constituting the worst fourth quarter since 2008, and the ninth worst fourth quarter since 1928. We didn’t have to wait until the end of the quarter to start making historical comparisons though, as 16 of the 22 trading days in October were negative – the highest number since October of 2008. One of these down days was the -3.3% event on October 10th, the biggest one-day decline since the market meltdown of February 2018. November again presented the market with a handful of challenges, which only set the stage for a truly diabolical December.
The S&P 500® Index was off over 9% in December alone, which included an eight-day period in which the market was down more than 11%. There were five days when the market was down more than 2%, more than had occurred over the prior eight months. The 5% rally on December 26th was the largest one-day gain since March 2009. The range between the high and low levels on the S&P 500® Index during the month exceeded the range for all of 2017. There are plenty of other observations and statistical oddities, but everything points in the same direction – the U.S. stock market in December 2018 was crazy, insane, wild, irrational, absurd, and any other word that should never be used to describe a well-functioning large-cap stock market.
Most concerning about this volatile fourth quarter was that much of it had no obvious cause or explanation, at least nothing that would merit the kinds of responses we saw in the market. For example, the cause of the 3.3% drop on October 10th was unclear at the time, and it remained unclear through the end of the fiscal year. Things didn’t get any better the next day, as the market sold off another 2%. It was as if all sense of proportionality was gone, as if market participants had suddenly forgotten how to react to relatively normal stressors.
Fast forward to December 26th for another example of this dynamic. Traders came back from the Christmas holiday in the mood to buy, and by the end of a rather frantic session had pushed the S&P 500® Index up nearly 5%. The Dow Jones Industrial Average was up over 1,000 points, the largest one-day gain in the history of the index. And what prompted this euphoria? Unfortunately, we can find no event from that holiday-shortened week that could point to any substantial upward reaction, much less the largest percentage gain since 2009. (At least back then, the buyers were sensing the bottom of the 2008 stock market collapse.)
As 2018 ended and 2019 began, investor behavior appeared to normalize – if we accept that rational behavior and measured reactions are “normal.” The market pushed higher for the first several months of the year. While this was initially a continuation of the recovery from the December lows, it eventually evolved into a relatively stable bull market, built on solid earnings, optimistic economic indicators, low inflation, and low (and falling) interest rates. This growth period was followed by a range-bound, higher volatility phase, which closed out the fiscal year. During both the bull phase and the sideways phase, market reactions to stressors largely appeared measured, timely, and appropriate.
One of the things the first three quarters of 2019 highlighted was that investors have given primacy to global trade in their decision-making process. The major market moves in 2019, both to the upside and the downside, can largely be explained by the shifting dynamics of the current trade war. Investors seem less concerned with Brexit, escalating tensions with Iran, military attacks on Saudi oil production, and the other, more prosaic macroeconomic noise that undergirds the global economy. None of that appears to matter nearly as much as trade and tariffs, specifically as they relate to China. And investors have made clear that they would prefer the trade war to end soon.
What factors affected the Fund’s performance during its fiscal year?
The Fund trailed its benchmark Dow Jones Global Moderate Portfolio Index by just under 1% for the fiscal year ended September 30, 2019, gaining 2.92% while the index returned 3.85%. The underperformance was largely driven by defensive measures that were taken in the fall to address the dramatic increase in U.S. stock market risk. The Fund started to build a substantial cash position beginning in November 2018, as the October turbulence extended through autumn. The Fund was well-positioned for the market collapse that occurred leading into the Christmas holiday, and enjoyed nearly 3.6% outperformance over the benchmark as the market closed on the 24th. This same defensive positioning, however, left the Fund ill-equipped to participate in the frantic recovery that followed. By the end of December, the Fund’s outperformance over the index had narrowed significantly.
The Fund responded to the recovering health of the market by re-engaging with stocks during the first quarter of 2019, but not quickly enough to fully participate in the rally. By the end of January, the lead that had been built up over the benchmark had eroded, and the Fund was trailing by about 1.4%. By the end of the first quarter of 2019, the Fund was trailing the benchmark by more than nearly 3.9% for the quarter.
These “v-shaped” events have proven to be difficult for the Fund to navigate – we can clearly remember similar market paths in both 2015 and 2016. The
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Rampart Multi-Asset Trend Fund
Fund’s defense mechanism is intended to protect investors from large, wealth-destroying market events. Short-period selloff/recovery cycles have a tendency to catch the Fund on its heels, as investors seem to have the ability to adopt two antithetical investment views within a very short timeframe – moving from euphoria to panic in a matter of weeks or even days.
That said, the Fund has performed well during past periods in which the market performs with some level of conviction, either bearish or bullish. Investors were saved from the worst of the December drawdown by the Fund’s defensive positioning. In addition, during the second and third quarters of 2019, once the collapse/recovery storyline had been exhausted and the market was functioning more rationally, the Fund did a better job of keeping up with the benchmark, actually outperforming by about 1%.
As the fiscal year ended, the Fund was fully invested and tracking the index closely. The market was largely calm, focused on any news of tariffs or trade restrictions.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
Commodity-Linked Instruments: Commodity-linked instruments may experience a return different than the commodity they attempt to track and may also be exposed to counterparty risk.
Fund of Funds: Because the Fund can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Exchange-Traded Funds: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs of owning the ETF may exceed the cost of investing directly in the underlying securities.
Allocation: The Fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Exchange-Traded Funds		64%
Common Stocks		36
Information Technology	6%
Consumer Discretionary	6
Industrials	4
Consumer Staples	4
Health Care	3
Materials	3
Financials	3
All Other Common Stocks	7
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Rampart Multi-Asset Trend Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	Since inception	Inception date
Class A shares at NAV[2]	2.65%	1.21%	3.13%	3/15/11
Class A shares at POP[3,4]	-3.25	0.02	2.41	3/15/11
Class C shares at NAV[2] and with CDSC[4]	1.94	0.47	2.37	3/15/11
Class I shares at NAV[2]	2.92	1.47	3.38	3/15/11
Dow Jones Global Moderate Portfolio IndexSM	3.85	5.86	6.76 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.84%; Class C shares: 2.57%; Class I shares: 1.60%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on March 15, 2011 (inception date of the Fund), for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: PWBAX
Class C: PWBCX
Class I: VARIX
Rampart Sector Trend Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Rampart Investment Management Company, LLC.
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned 0.52%, Class C shares at NAV returned -0.29%, and Class I shares at NAV returned 0.72%. For the same period, the S&P 500® Index, which serves as both the broad-based equity index and the Fund’s style-specific index, returned 4.25%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
During the period from September 30, 2018 through September 30, 2019, the U.S. stock market was essentially flat – the S&P 500® Index rose just 4.25%, a well below average year in terms of outright performance. But, while the point-to-point performance barely made an impression, the year itself was highly volatile.
The period began with a traumatic fourth quarter for U.S. equity investors. The final three months of 2018 saw the S&P 500® Index plummet 14%, constituting the worst fourth quarter since 2008, and the ninth worst fourth quarter since 1928. We didn’t have to wait until the end of the quarter to start making historical comparisons though, as 16 of the 22 trading days in October were negative – the highest number since October of 2008. One of these down days was the -3.3% event on October 10th, the biggest one-day decline since the market meltdown of February 2018. November again presented the market with a handful of challenges, which only set the stage for a truly diabolical December.
The S&P 500® Index was off over 9% in December alone, which included an eight-day period in which the market was down more than 11%. There were five days when the market was down more than 2%, more than had occurred over the prior eight months. The 5% rally on December 26th was the largest one-day gain since March 2009. The range between the high and low levels on the S&P 500® Index during the month exceeded the range for all of 2017. There are plenty of other observations and statistical oddities, but everything points in the same direction – the U.S. stock market in December 2018 was crazy, insane, wild, irrational, absurd, and any other word that should never be used to describe a well-functioning large-cap stock market.
Most concerning about this volatile fourth quarter was that much of it had no obvious cause or explanation, at least nothing that would merit the kinds of responses we saw in the market. For example, the cause of the 3.3% drop on October 10th was unclear at the time, and it remained unclear through the end of the fiscal year. Things didn’t get any better the next day, as the market sold off another 2%. It was as if all sense of proportionality was gone, as if market participants had suddenly forgotten how to react to relatively normal stressors.
Fast forward to December 26th for another example of this dynamic. Traders came back from the Christmas holiday in the mood to buy, and by the end of a rather frantic session had pushed the S&P 500® Index up nearly 5%. The Dow Jones Industrial Average was up over 1,000 points, the largest one-day gain in the history of the index. And what prompted this euphoria? Unfortunately, we can find no event from that holiday-shortened week that could point to any substantial upward reaction, much less the largest percentage gain since 2009. (At least back then, the buyers were sensing the bottom of the 2008 stock market collapse.)
As 2018 ended and 2019 began, investor behavior appeared to normalize – if we accept that rational behavior and measured reactions are “normal.” The market pushed higher for the first several months of the year. While this was initially a continuation of the recovery from the December lows, it eventually evolved into a relatively stable bull market, built on solid earnings, optimistic economic indicators, low inflation, and low (and falling) interest rates. This growth period was followed by a range-bound, higher volatility phase, which closed out the fiscal year. During both the bull phase and the sideways phase, market reactions to stressors largely appeared measured, timely, and appropriate.
One of the things the first three quarters of 2019 highlighted was that investors have given primacy to global trade in their decision-making process. The major market moves in 2019, both to the upside and the downside, can largely be explained by the shifting dynamics of the current trade war. Investors seem less concerned with Brexit, escalating tensions with Iran, military attacks on Saudi oil production, and the other, more prosaic macroeconomic noise that undergirds the global economy. None of that appears to matter nearly as much as trade and tariffs, specifically as they relate to China. And investors have made clear that they would prefer the trade war to end soon.
What factors affected the Fund’s performance during its fiscal year?
The Fund trailed the S& P 500® Index by about 3.5% for the fiscal year ended September 30, 2019. The gap stemmed from the market collapse in December 2018 and the defensive measures taken by the Fund in response. The Fund started to build a substantial cash position beginning in November 2018, as the October turbulence extended through autumn. The Fund was well-positioned for the market collapse that occurred leading into the Christmas holiday, and enjoyed 4.8% outperformance over the S&P 500® Index as the market closed on the 24th. This same defensive positioning, however, left the Fund ill-equipped to participate in the frantic recovery that followed. By the end of December, the Fund’s outperformance over the index had narrowed significantly.
The Fund responded to the recovering health of the market by re-engaging with stocks during the first quarter of 2019, but not quickly enough to fully participate in the rally. By the end of January, the lead that had been built up over the index had eroded, and by the end of the first quarter of 2019, the Fund was trailing the index by more than 6% for the quarter.
These “v-shaped” events have proven to be difficult for the Fund to navigate – we can clearly remember similar market paths in both 2015 and 2016. The Fund’s defense mechanism is intended to protect investors from large, wealth-destroying market events. Short-period selloff/recovery cycles have a tendency to catch the Fund on its heels, as investors
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Rampart Sector Trend Fund
seem to have the ability to adopt two antithetical investment views within a very short timeframe – moving from euphoria to panic in a matter of weeks or even days.
That said, the Fund has performed well during past periods in which the market performs with some level of conviction, either bearish or bullish. Investors were saved from the worst of the December drawdown by the Fund’s defensive positioning. In addition, during the second and third quarters of 2019, once the collapse/recovery storyline had been exhausted and the market was functioning more rationally, the Fund was able to build up about 1.5% of outperformance over the S&P® 500 Index.
As the fiscal year ended, the Fund was fully invested and tracking the index closely. The market was largely calm, focused on any news of tariffs or trade restrictions.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Allocation: The Fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Information Technology	20%
Utilities	20
Consumer Discretionary	15
Communication Services	15
Health Care	5
Materials	5
Consumer Staples	5
Other	15
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Rampart Sector Trend Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	0.52%	3.95%	8.87%	— %	—
Class A shares at POP[3,4]	-5.26	2.72	8.23	—	—
Class C shares at NAV[2] and with CDSC[4]	-0.29	3.16	8.06	—	—
Class I shares at NAV[2]	0.72	4.21	—	9.41	10/1/09
S&P 500® Index	4.25	10.84	13.24	13.53 [5]	—
Fund Expense Ratios[6]: Class A shares: 0.98%; Class C shares: 1.74%; Class I shares: 0.74%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2009, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class I shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: NWWOX
Class C: WWOCX
Class I: WWOIX
Class R6: VRGOX
Vontobel Global Opportunities Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Vontobel Asset Management, Inc.
■	The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned 7.62%, Class C shares at NAV returned 6.89%, Class I shares at NAV returned 7.98%, and Class R6 shares at NAV returned 8.19%. For the same period, the MSCI All Country World Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 1.38%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
The MSCI All Country World Index (net) was negative in the fiscal first quarter, and positive in the fiscal second, third, and fourth quarters.
In the fourth quarter of 2018, global equity markets faced significant pressure as volatility escalated. Equities alternated between panic and relief depending on the prevailing direction of news regarding trade tensions, monetary tightening, and slowing growth in China. Both the U.S. Federal Reserve (the Fed) and the European Central Bank (ECB) indicated an intent to proceed with unwinding the quantitative easing (QE) program begun in the wake of the 2008 crisis. This reignited anxiety that the end of easy money would usher in weaker economic growth. Meanwhile, an unresolved Brexit agreement between the U.K. and the European Union (EU) continued to add uncertainty as Parliament’s vote on Prime Minister May’s plan was delayed until January 2019. On the Continent, the Italian government passed a budget late in the quarter, however Italy’s fiscal woes continued to attract the market’s attention. Emerging market performance fared only slightly better than the U.S. and Europe. Latin American equities were mixed, with country results hinging on local politics.
Global equity markets had a strong start to 2019, bolstered by the Fed’s pause in interest rate increases and improving sentiment on U.S.-China trade tensions. While there was lingering uncertainty about the status of trade negotiations, news that the two countries were making progress on a trade agreement drove optimism and lifted Chinese equities. The plan by index provider MSCI to reweight its indices also helped Chinese stocks. The rest of the emerging markets joined the rally over the quarter on the prospect that the pause in U.S. interest rate increases would relieve pressure on dollar-denominated debt, and expectations that capital would continue to flow into the developing world. Despite a mixed picture across the continent, European equities rose 10.84% for the quarter. Political uncertainty continued as the U.K. extended its EU exit deadline. While Germany narrowly missed a recession, Italy became the first Eurozone economy to go into decline, prompting a softer approach from the ECB. President Mario Draghi announced that the ECB would support the Eurozone economy through cheap loans for banks and maintain its key interest rate at -0.4%, at least through 2019.
Geopolitical pressures around the world marked the second quarter of 2019. Equity investors faced a rocky ride as sentiment on global trade tensions shifted from concern to optimism, and a softer stance by central banks drove share prices upwards. At the start of the quarter, markets were primed for an epic trade deal between the U.S. and China. However, by early May, the tariff war continued with another round of tit-for-tat measures. In Europe, deteriorating sentiment in Germany over global trade, as well as the ongoing vehicle emissions scandal, continued to hamper growth in the country and across the wider Eurozone. Inflation also slowed, prompting ECB president Draghi to pledge more monetary support if needed. The U.K. remained mired in Brexit negotiations as politicians repeatedly failed to agree on a deal to leave the EU. Country returns were mixed across emerging markets. Trade was also an instrument for extracting political concessions in some developing countries. The threat of tariffs on goods exported to the U.S.
brought assurances and action from Mexico that it would curb migration to its northern neighbor.
Intense political turmoil once again fueled market volatility in the third quarter of 2019. And stalling economic growth sent central bankers and policymakers around the globe to their armories for monetary and fiscal weapons to combat the slowdown. The uncertainty caused sharp swings in the international equity markets, with the MSCI All Country World Index (net) ending the quarter essentially flat. The U.S.-China trade war roiled markets over the period and, as the quarter drew to a close, reports emerged that the U.S. government was considering capital markets restrictions on Chinese companies that might prevent them listing on U.S. exchanges. Although an imminent move was denied by the U.S. Treasury, it nevertheless shook markets. Following Boris Johnson’s selection as U.K. Prime Minister in July, tensions between the U.K. and Europe mounted, and divisions in the British Parliament widened, increasing the risk of a no-deal Brexit. Eurozone growth slowed to 0.2% in the second quarter, and inflation flagged to just 1% in August, prompting Draghi to cut the reserve rate for banks to -0.5% and restart quantitative easing measures. Emerging markets performance was mixed, with many countries unleashing fiscal stimulus.
What factors affected the Fund’s performance during its fiscal year?
The following discussion highlights specific stocks—those that provided the largest contribution to absolute performance and those that were the largest detractors for the 12 months ended September 30, 2019. As bottom-up stock pickers, we hope that you find this useful and gain a greater understanding of how we invest your capital.
Stocks that helped absolute performance
Microsoft: Once defined by its reliance on a PC-centric world, Microsoft has successfully transformed into a cloud-first company. The company has built Azure into a leading public cloud provider, with natural strengths in hybrid cloud and ability to sell to enterprises. In addition, the shift to cloud computing has driven growth in its traditional franchises, as the company shifts to more of a SaaS (software as a service) model.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Vontobel Global Opportunities Fund
Mastercard reported first quarter 2019 earnings that exceeded consensus expectations, thanks to an increase in revenues, lower client incentives, higher operating margins, and lower tax rates. Mastercard is a dominant card payment network second only to Visa. It has a durable competitive advantage due to its indispensable place in the payment ecosystem.
Other top contributors included American Tower Corp., Alimentation Couch Class B, and Nestle SA.
Stocks that hurt absolute performance
UnitedHealth Group detracted from performance during the fiscal year. UnitedHealth is a well-diversified health and insurance company serving over 75 million customers primarily in the U.S. The current push for health care reform by Democratic aspirants for the presidency has caused a lot of noise, which weighed on the shares of UnitedHealth during the period. While reform is possible, we view the likelihood of privately administered insurance going away as a very low probability.
AmorePacific declined sharply at end of 2018 as the competitive dynamics in its China business continued to deteriorate, particularly in the mass market cosmetics segment. Consequently, we exited the Fund’s position in the stock.
Other bottom contributors included Fresenius SE & KGAA NPV, Reckitt Benckiser Group, and Amazon.com, Inc.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Consumer Staples	21%
Consumer Discretionary	19
Information Technology	16
Health Care	13
Financials	13
Communication Services	7
Industrials	7
Other (includes short-term investment)	4
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Vontobel Global Opportunities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	7.62%	10.15%	11.80%	— %	—
Class A shares at POP[3,4]	1.43	8.86	11.14	—	—
Class C shares at NAV[2] and with CDSC[4]	6.89	9.34	10.96	—	—
Class I shares at NAV[2]	7.98	10.44	—	11.32	8/8/12
Class R6 shares at NAV[2]	8.19	—	—	4.14	1/30/18
MSCI All Country World Index (net)	1.38	6.65	8.35	— [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.40%, Net 1.36%; Class C shares: Gross 2.16%, Net 2.11%; Class I shares: Gross 1.16%, Net 1.09%; Class R6 shares: Gross 1.11%, Net 0.90%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2009, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returned -0.20% from the inception date of Class R6 shares and 9.13% from the inception date of Class I shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2020. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Ticker Symbols:
Class A: VGEAX
Class C: VGECX
Class I: VGEIX
Vontobel Greater European Opportunities Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Vontobel Asset Management, Inc.
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned 2.14%, Class C shares at NAV returned 1.34%, and Class I shares at NAV returned 2.36%. For the same period, the MSCI Europe Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned -0.75%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
The MSCI Europe Index, in U.S. dollar terms, was negative in the fiscal first quarter, positive in the fiscal second and third quarters, and slightly negative in the fiscal fourth quarter.
European equities were hit hard across the board in the fourth quarter of 2018. Nearly every sector in the MSCI Europe Index was negative, with the majority in double-digit territory. Economic data reflected slowing growth: gross domestic product (GDP) for the 28 countries in the European Union (EU) expanded at a 1.7% clip year-over-year, a slowdown from the prior quarter’s rate of 2.1%. The European Central Bank (ECB) indicated that weak economic data would not deter its plan to halt its stimulative bond-buying program at year-end. Meanwhile, an unresolved Brexit agreement between the U.K. and the EU continued to add uncertainty as Parliament’s vote on Prime Minister May’s plan was delayed until January 2019. On the Continent, the Italian government passed a budget late in the quarter. Although this assuaged the European Commission for the moment, Italy’s fiscal woes continued to attract the market’s attention.
European equity markets had a strong start to 2019, bolstered by the Federal Reserve’s (the Fed’s) pause in interest rate increases and improving sentiment on U.S.-China trade tensions. The Fed’s shift toward an easing stance sparked a rally in global equities in January 2019. The Fed softened its tone further in March when it acknowledged concerns about slowing economic momentum. While there was lingering uncertainty about the status of trade negotiations between the U.S. and China, news that the two countries were making progress on a trade agreement also drove optimism over the quarter. A three-month pause to the trade war ended without the U.S. imposing its planned tariffs. Political uncertainty continued as the U.K. extended its EU exit deadline. At the end of March, Parliament and Prime Minister Theresa May’s government were still deadlocked over the best route forward. Across the Eurozone, fourth quarter GDP growth came in at 0.2%, unchanged from the previous quarter. While Germany narrowly missed a recession, Italy became the first Eurozone economy to go into decline, prompting a softer approach from the ECB. President Mario Draghi announced that the ECB would support the Eurozone economy through cheap loans for banks and maintain its key interest rate at -0.4%, at least through 2019.
European equity investors faced a rocky ride as sentiment on global trade tensions oscillated between concern and optimism over the second quarter of 2019. However, a softer stance by central banks drove share prices upward. At the start of the quarter, markets were primed for an epic trade deal between the U.S. and China. However, by early May, President Trump’s rhetoric began to toughen and the anticipated resolution of the tariff war was replaced by another round of tit-for-tat measures. In Europe, deteriorating sentiment in Germany over global trade, as well as the ongoing vehicle emissions scandal, continued to hamper growth in the country and across the wider Eurozone. Inflation also slowed, prompting ECB President Draghi to pledge more monetary support if needed. The U.K. remained mired in Brexit negotiations as politicians repeatedly failed to agree on a deal to leave the EU. Italy, which entered technical recession in the second half of 2018, reemerged with growth of just 0.1% in the first quarter of 2019. The weak economic performance put pressure on Italy’s debt levels, as the EU warned that the country was once again in breach of EU rules. However, the bloc later softened its tone on triggering financial sanctions, buying time for the Eurozone’s third largest economy to put forward a revised spending plan at the start of July that it hoped would meet approval and defuse tensions.
Intense political turmoil once again fueled market volatility in the third quarter of 2019. The uncertainty caused sharp swings in European equity markets, with the MSCI Europe Index landing in negative territory. The U.S.-China trade war roiled markets over the period. Despite toughening its stance on trade with China in August, the U.S. subsequently announced a delay in tariffs in September as a “gesture of good will,” while both the U.S. and China removed some products from their lists of affected goods. Yet as the quarter drew to a close, reports emerged that the U.S. government was considering capital markets restrictions on Chinese companies that might prevent them listing on U.S. exchanges. Although an imminent move was denied by the U.S. Treasury, it nevertheless shook markets. European politics were no less fragile as Brexit added to the pressures across the region. Following Boris Johnson’s selection as U.K. Prime Minister in July, tensions between the U.K. and Europe mounted, and divisions in the British Parliament widened, increasing the risk of a no-deal Brexit. Data showed that the U.K. economy had also contracted, with GDP growth of -0.2% in the second quarter, while U.K. factory activity posted its fourth successive month of decline in August. When figures emerged in September, Germany – Europe’s powerhouse economy – had slipped into reverse in the second quarter. GDP growth was only -0.1%, as the country felt the squeeze from the trade war as well as the ongoing fallout from the auto emissions scandal. Europe unleashed conventional and unconventional monetary measures. Eurozone growth slowed to 0.2% in the second quarter, and inflation flagged to just 1% in August, prompting Draghi to cut the reserve rate for banks to -0.5% and restart quantitative easing (QE) measures. He also recognized that the ECB was reaching the limits of monetary policy, noting that it was “high time for fiscal policy to take charge.”
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Vontobel Greater European Opportunities Fund
What factors affected the Fund’s performance during its fiscal year?
The following discussion highlights specific stocks—those that provided the largest contribution to absolute performance and those that were the largest detractors for the 12 months ended September 30, 2019. As bottom-up stock pickers, we hope that you find this useful and gain a greater understanding of how we invest your capital.
Stocks that helped absolute performance
Nestlé executed well in a volatile macroeconomic environment. It is one of the largest food companies in the world, with a vast product and geographic sales mix. The company delivered low- to mid-single-digit constant currency organic sales growth, driven by its focus on health and wellness, its diversified geographic exposure, and its wide product range from value to super premium. Under a new CEO, the company spent the period more focused on margin improvement and streamlining the organization.
London Stock Exchange is a global markets infrastructure company that owns several attractive assets. Its most valuable units are the FTSE/Russell index business and London Clearing House (LCH), which clears the lion’s share of over-the-counter interest rate swaps, among other things. LSE also owns its namesake, the London Stock Exchange, and the main exchange in Italy, Borsa Italiana. FTSE/Russell is one of the three main index providers in the world. The index business is characterized by very low customer churn and strong pricing power. In addition, LCH has benefited from a regulatory push to centrally clear over-the-counter derivatives. Overall, LSE enjoys high margins.
Other top contributors included Rentokil Initial PLC, Unilever NV, and Vinci SA.
Stocks that hurt absolute performance
British American Tobacco underperformed following Philip Morris’s announcement that uptake in Japan of its leading Heat not Burn (HNB) product was weaker than expected. The news highlighted to investors uncertainty in the nicotine delivery space. British American Tobacco is the world’s largest tobacco company, with market leadership in more than 50 countries around the world. Its global brands include Dunhill, Kent, Lucky Strike, Pall Mall, and Rothmans. We sold British American Tobacco and reallocated capital to better opportunities.
Fresenius Medical Care and its parent, Fresenius SE, each declined over 30% in euro terms at the end of 2018. In October of that year, Fresenius Medical pre-announced third quarter fiscal 2018 results and lowered its fiscal 2018 guidance, and subsequently lowered fiscal 2019 guidance in December, citing weakness in its North American dialysis business and increased investment in home hemodialysis. We sold the stock and reallocated capital to other opportunities.
Other bottom contributors included Reckitt Benckiser Group, Amadeus IT Group, and Fresenius SE & KGAA NPV.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign Investing: Investing internationally involves additional risks such as currency, political, accounting, economic, and market risk.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Consumer Staples	26%
Industrials	26
Consumer Discretionary	14
Information Technology	11
Health Care	9
Financials	5
Materials	5
Other (includes securities lending collateral)	4
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Vontobel Greater European Opportunities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	10 Years
Class A shares at NAV[2]	2.14%	4.05%	6.62%
Class A shares at POP[3,4]	-3.74	2.83	5.99
Class C shares at NAV[2] and with CDSC[4]	1.34	3.27	5.82
Class I shares at NAV[2]	2.36	4.31	6.88
MSCI Europe Index (net)	-0.75	2.38	4.61
Fund Expense Ratios[5]: Class A shares: Gross 2.20%, Net 1.45%; Class C shares: Gross 2.92%, Net 2.20%; Class I shares: Gross 1.89%, Net 1.20%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2009, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2020. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 6.

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Communication Services—1.6%
Cellnex Telecom SA 144A (Spain)(1)(2)	43,340	$ 1,791
Energy—16.5%
Cheniere Energy, Inc. (United States)(2)	35,975	2,269
Enbridge, Inc. (Canada)	67,270	2,360
Golar LNG Ltd. (Bermuda)	69,400	902
Kinder Morgan, Inc. (United States)	110,261	2,272
ONEOK, Inc. (United States)	20,955	1,544
Pembina Pipeline Corp. (Canada)	51,368	1,904
Plains GP Holdings LP Class A (United States)	50,193	1,066
Targa Resources Corp. (United States)	33,661	1,352
TC Energy Corp. (Canada)	52,739	2,731
Williams Cos., Inc. (The) (United States)	84,933	2,043
		18,443

Industrials—25.0%
Aena SME SA 144A (Spain)(1)	15,016	2,750
Atlantia SpA (Italy)	116,869	2,827
Auckland International Airport Ltd. (New Zealand)	237,576	1,361
East Japan Railway Co. (Japan)	16,890	1,611
Ferrovial SA (Spain)	62,938	1,819
Fraport AG Frankfurt Airport Services Worldwide (Germany)	17,148	1,454
Norfolk Southern Corp. (United States)	11,015	1,979
Sydney Airport (Australia)	247,689	1,342
Transurban Group (Australia)	643,690	6,382
Union Pacific Corp. (United States)	17,696	2,866
Vinci SA (France)	34,001	3,662
		28,053

Real Estate—8.7%
American Tower Corp. (United States)	26,412	5,840
	Shares	Value

Real Estate—continued
Crown Castle International Corp. (United States)	28,435	$ 3,953
		9,793

Utilities—46.6%
American Electric Power Co., Inc. (United States)	42,943	4,023
American Water Works Co., Inc. (United States)	19,244	2,391
Aqua America, Inc. (United States)	36,311	1,628
Atmos Energy Corp. (United States)	20,663	2,353
CenterPoint Energy, Inc. (United States)	74,835	2,259
CMS Energy Corp. (United States)	33,064	2,114
Dominion Energy, Inc. (United States)	51,184	4,148
DTE Energy Co. (United States)	9,867	1,312
Edison International (United States)	30,569	2,306
Enel SpA (Italy)	214,840	1,604
Evergy, Inc. (United States)	31,059	2,067
Fortis, Inc. (Canada)	53,059	2,243
Iberdrola SA (Spain)	196,633	2,044
National Grid plc (United Kingdom)	139,340	1,511
Naturgy Energy Group SA (Spain)	57,293	1,520
NextEra Energy, Inc. (United States)	30,194	7,035
NiSource, Inc. (United States)	59,252	1,773
Orsted A/S 144A (Denmark)(1)	33,015	3,068
Public Service Enterprise Group, Inc. (United States)	39,017	2,422
Sempra Energy (United States)	29,925	4,417
		52,238

Total Common Stocks (Identified Cost $89,158)		110,318

Total Long-Term Investments—98.4% (Identified Cost $89,158)		110,318

	Shares	Value

Short-Term Investment—0.5%
Money Market Mutual Fund—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(3)	537,976	$ 538
Total Short-Term Investment (Identified Cost $538)		538

TOTAL INVESTMENTS—98.9% (Identified Cost $89,696)		$110,856
Other assets and liabilities, net—1.1%		1,248
NET ASSETS—100.0%		$112,104

Abbreviation:
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $7,609 or 6.8% of net assets.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	60%
Spain	9
Canada	8
Australia	7
Italy	4
France	3
Denmark	3
Other	6
Total	100%
† % of total investments as of September 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements.

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$110,318	$110,318
Money Market Mutual Fund	538	538
Total Investments	$110,856	$110,856
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2019.
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
See Notes to Financial Statements.

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—97.7%
Australia—3.1%
Dexus	306,339	$ 2,467
GPT Group (The) - In Specie(1)(2)	13,566	—
National Storage REIT	2,427,044	2,940
Scentre Group	735,389	1,951
		7,358

Belgium—0.3%
Shurgard Self Storage SA	18,561	592
Canada—3.7%
Boardwalk Real Estate Investment Trust	108,600	3,640
Granite Real Estate Investment Trust	110,429	5,347
		8,987

France—1.8%
Klepierre SA	124,580	4,231
Germany—4.4%
Deutsche Wohnen SE	67,500	2,464
TLG Immobilien AG	112,300	3,054
Vonovia SE	97,419	4,942
		10,460

Hong Kong—4.2%
Link REIT	292,504	3,226
Swire Properties Ltd.	1,008,000	3,164
Wharf Real Estate Investment Co., Ltd.	682,600	3,728
		10,118

India—1.0%
Ascendas India Trust	2,160,800	2,439
Ireland—1.9%
Green REIT plc	1,312,082	2,726
Irish Residential Properties REIT plc	936,000	1,752
		4,478

Japan—11.3%
Invesco Office J-REIT, Inc.	18,800	3,736
Invincible Investment Corp.	2,849	1,757
Kenedix Office Investment Corp.	347	2,741
Kenedix Residential Next Investment Corp.	1,810	3,569
Mitsubishi Estate Co., Ltd.	439,000	8,461
Mitsui Fudosan Logistics Park, Inc.	840	3,500
Nippon Prologis REIT, Inc.	1,286	3,522
		27,286

	Shares	Value

Netherlands—0.4%
Unibail-Rodamco-Westfield	7,278	$ 1,061
Norway—1.5%
Entra ASA 144A(3)	228,833	3,587
Singapore—0.5%
Mapletree Industrial Trust	720,100	1,266
Spain—3.0%
Inmobiliaria Colonial Socimi SA	297,500	3,590
Merlin Properties Socimi SA	263,000	3,672
		7,262

Sweden—2.8%
Catena AB	74,000	2,428
Kungsleden AB	468,500	4,255
		6,683

United Kingdom—5.8%
Derwent London plc	45,410	1,882
Empiric Student Property plc	524,923	602
Safestore Holdings plc	262,557	2,158
Segro plc	193,928	1,933
UNITE Group plc (The)	365,900	4,913
Workspace Group plc	212,800	2,518
		14,006

United States—52.0%
Alexandria Real Estate Equities, Inc.	38,265	5,894
American Homes 4 Rent Class A	137,550	3,561
Americold Realty Trust	164,111	6,084
Apartment Investment & Management Co. Class A	68,231	3,558
AvalonBay Communities, Inc.	28,165	6,065
Brixmor Property Group, Inc.	153,533	3,115
Cousins Properties, Inc.	117,600	4,421
CubeSmart	98,975	3,454
CyrusOne, Inc.	42,185	3,337
Digital Realty Trust, Inc.	41,615	5,402
Douglas Emmett, Inc.	69,695	2,985
Duke Realty Corp.	126,496	4,297
Equity Residential	68,915	5,945
Essex Property Trust, Inc.	8,427	2,753
Extra Space Storage, Inc.	26,565	3,103
HCP, Inc.	218,400	7,782
Healthcare Trust of America, Inc. Class A	136,500	4,010
Host Hotels & Resorts, Inc.	95,606	1,653
Mid-America Apartment Communities, Inc.	23,500	3,055
Paramount Group, Inc.	83,140	1,110
	Shares	Value

United States—continued
Prologis, Inc.	89,934	$ 7,664
Regency Centers Corp.	45,950	3,193
RLJ Lodging Trust	102,507	1,742
Ryman Hospitality Properties, Inc.	43,800	3,583
Simon Property Group, Inc.	17,831	2,776
Spirit Realty Capital, Inc.	82,016	3,925
STORE Capital Corp.	96,800	3,621
Sun Communities, Inc.	36,006	5,345
Taubman Centers, Inc.	54,550	2,227
Ventas, Inc.	56,870	4,153
VICI Properties, Inc.	236,550	5,358
		125,171

Total Common Stocks (Identified Cost $189,994)		234,985

Total Long-Term Investments—97.7% (Identified Cost $189,994)		234,985

TOTAL INVESTMENTS—97.7% (Identified Cost $189,994)		$234,985
Other assets and liabilities, net—2.3%		5,642
NET ASSETS—100.0%		$240,627

Abbreviation:
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $3,587 or 1.5% of net assets.

Country Weightings (Unaudited)†
United States	53%
Japan	12
United Kingdom	6
Germany	4
Hong Kong	4
Canada	4
Australia	3
Other	14
Total	100%
† % of total investments as of September 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements.

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$234,985	$234,985	$— (1)
Total Investments	$234,985	$234,985	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using significant observable inputs (Level 2) at September 30, 2019.
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2019.
See Notes to Financial Statements.

Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—96.3%
Australia—7.5%
Dexus	172,718	$ 1,391
GPT Group (The) - In Specie(1)(2)	588,920	—
National Storage REIT	1,098,765	1,331
Scentre Group	499,171	1,324
		4,046

Belgium—0.4%
Shurgard Self Storage SA	7,096	226
Canada—7.1%
Boardwalk Real Estate Investment Trust	41,000	1,374
First Capital Realty, Inc.	27,405	456
Granite Real Estate Investment Trust	41,876	2,028
		3,858

China—0.9%
GDS Holdings Ltd. ADR(2)	11,700	469
France—3.8%
Klepierre SA	36,331	1,234
Mercialys SA	60,300	802
		2,036

Germany—9.0%
Deutsche Wohnen SE	37,200	1,358
TLG Immobilien AG	38,300	1,041
Vonovia SE	48,674	2,470
		4,869

Hong Kong—10.6%
Hysan Development Co., Ltd.	168,000	678
Link REIT	182,441	2,012
Swire Properties Ltd.	492,000	1,544
Wharf Real Estate Investment Co., Ltd.	278,000	1,518
		5,752

India—1.4%
Ascendas India Trust	651,100	735
Ireland—4.0%
Green REIT plc	580,542	1,206
Irish Residential Properties REIT plc	512,000	959
		2,165

	Shares	Value

Japan—23.3%
Invesco Office J-REIT, Inc.	7,993	$ 1,589
Invincible Investment Corp.	1,212	748
Kenedix Office Investment Corp.	190	1,501
Kenedix Residential Next Investment Corp.	765	1,508
Kenedix Retail REIT Corp.	354	887
Mitsubishi Estate Co., Ltd.	168,700	3,251
Mitsui Fudosan Logistics Park, Inc.	363	1,512
Nippon Prologis REIT, Inc.	591	1,618
		12,614

Netherlands—3.0%
Unibail-Rodamco-Westfield	11,175	1,629
Norway—2.4%
Entra ASA 144A(3)	84,528	1,325
Singapore—1.1%
Mapletree Industrial Trust	337,600	594
Spain—5.5%
Inmobiliaria Colonial Socimi SA	111,500	1,345
Merlin Properties Socimi SA	118,000	1,648
		2,993

Sweden—4.1%
Catena AB	16,800	551
Kungsleden AB	182,200	1,655
		2,206

United Kingdom—12.2%
Derwent London plc	20,646	856
Empiric Student Property plc	428,850	492
Safestore Holdings plc	128,776	1,058
Segro plc	118,368	1,180
UNITE Group plc (The)	124,700	1,674
Workspace Group plc	112,100	1,327
		6,587

Total Common Stocks (Identified Cost $44,892)		52,104

Total Long-Term Investments—96.3% (Identified Cost $44,892)		52,104

	Shares	Value

Short-Term Investment—1.6%
Money Market Mutual Fund—1.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(4)	860,411	$ 860
Total Short-Term Investment (Identified Cost $860)		860

TOTAL INVESTMENTS—97.9% (Identified Cost $45,752)		$52,964
Other assets and liabilities, net—2.1%		1,150
NET ASSETS—100.0%		$54,114

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(2)	Non-income producing.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $1,325 or 2.4% of net assets.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
Japan	24%
United Kingdom	12
Hong Kong	11
Germany	9
Australia	8
Canada	7
Spain	6
Other	23
Total	100%
† % of total investments as of September 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements.

Duff & Phelps International Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$52,104	$52,104	$— (1)
Money Market Mutual Fund	860	860	—
Total Investments	$52,964	$52,964	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no securities valued using significant observable inputs (Level 2) at September 30, 2019.
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended September 30, 2019.
See Notes to Financial Statements.

Herzfeld Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Shares	Value
Closed End Funds(1)—93.1%
Equity Funds—25.0%
Boulder Growth & Income Fund, Inc.	241,988	$ 2,710
Central Securities Corp.(2)	79,819	2,506
Cornerstone Strategic Value Fund, Inc.	258,134	2,932
Cornerstone Total Return Fund, Inc.	44,012	484
First Trust Energy Infrastructure Fund	63,420	1,047
Franklin Universal Trust	23,267	176
General American Investors Co., Inc.	43,471	1,580
Kayne Anderson Midstream/Energy Fund, Inc.	7,699	83
Tortoise Power and Energy Infrastructure Fund, Inc.	60,342	1,087
		12,605

Fixed Income Funds—33.1%
Apollo Tactical Income Fund, Inc.	119,264	1,807
BlackRock Core Bond Trust	80,325	1,161
BlackRock Credit Allocation Income Trust	75,000	1,022
Brookfield Real Assets Income Fund, Inc.	22,371	505
Eaton Vance Ltd. Duration Income Fund	175,505	2,194
Highland Income Fund	199,537	2,664
Nuveen Credit Strategies Income Fund	330,943	2,475
Nuveen Floating Rate Income Opportunity Fund	130,600	1,246
OFS Credit Co., Inc.(2)	70,203	1,231
	Shares	Value

Fixed Income Funds—continued
PGIM High Yield Bond Fund, Inc.(2)	158,189	$ 2,365
		16,670

International Equity Funds—32.7%
Aberdeen Global Dynamic Dividend Fund(2)	77,686	750
Aberdeen Total Dynamic Dividend Fund	138,069	1,151
Brookfield Global Listed Infrastructure Income Fund, Inc.(2)	37,680	517
India Fund, Inc. (The)	25,787	529
Macquarie Global Infrastructure Total Return Fund, Inc.	10,281	248
Morgan Stanley India Investment Fund, Inc.(3)	50,000	948
New Germany Fund, Inc. (The)	88,694	1,229
NexPoint Strategic Opportunities Fund	450,883	8,084
RMR Real Estate Income Fund	45,256	923
Source Capital, Inc.(2)	20,883	763
Taiwan Fund, Inc. (The)	73,590	1,359
		16,501

International Fixed Income Funds—2.3%
PGIM Global High Yield Fund, Inc.(2)	82,682	1,188
Total Closed End Funds (Identified Cost $44,922)		46,964

Preferred Stocks—4.6%
Financials—4.6%
Eagle Point Credit Co., Inc., 6.750%(2)	22,854	583
	Shares	Value

Financials—continued
Medallion Financial Corp., 9.000%	66,421	$ 1,727
		2,310

Total Preferred Stocks (Identified Cost $2,237)		2,310

Total Long-Term Investments—97.7% (Identified Cost $47,159)		49,274

Securities Lending Collateral—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(1)(4)	855,215	855
Total Securities Lending Collateral (Identified Cost $855)		855

TOTAL INVESTMENTS—99.4% (Identified Cost $48,014)		$50,129
Other assets and liabilities, net—0.6%		295
NET ASSETS—100.0%		$50,424

Footnote Legend:
(1)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(2)	All or a portion of security is on loan.
(3)	Non-income producing.
(4)	Represents security purchased with cash collateral received for securities on loan.
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Closed End Funds	$46,964	$46,964
Preferred Stocks	2,310	2,310
Securities Lending Collateral	855	855
Total Investments	$50,129	$50,129
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2019.
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
See Notes to Financial Statements.

Horizon Wealth Masters Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—100.2%
Communication Services—13.3%
Alphabet, Inc. Class C(1)	254	$ 310
AMC Networks, Inc. Class A(1)	6,141	302
CBS Corp. Class B	7,207	291
Comcast Corp. Class A	6,665	300
Discovery, Inc. Class C(1)	12,293	303
DISH Network Corp. Class A(1)	8,794	299
Facebook, Inc. Class A(1)	1,662	296
Fox Corp. Class A	9,582	302
GCI Liberty, Inc. Class A(1)	4,897	304
IAC/InterActiveCorp (1)	1,340	292
Liberty Braves Group Class C(1)	10,592	294
Liberty Broadband Corp. Class C(1)	2,873	301
Liberty Formula One Class C(1)	7,473	311
Liberty Global plc Class C(1)	11,726	279
Liberty Latin America Ltd. Class C(1)	16,984	290
Liberty Sirius XM Group Class C(1)	7,440	312
Liberty TripAdvisor Holdings, Inc. Class A(1)	31,430	296
Lions Gate Entertainment Corp. Class B	32,083	280
Madison Square Garden Co. (The) Class A(1)	1,166	307
MSG Networks, Inc. Class A(1)(2)	18,243	296
News Corp. Class A	21,974	306
Viacom, Inc. Class B	12,140	292
		6,563

Consumer Discretionary—24.6%
Amazon.com, Inc.(1)	172	299
American Eagle Outfitters, Inc.	18,719	304
AutoNation, Inc.(1)	6,198	314
Buckle, Inc. (The)(2)	15,646	322
Caesars Entertainment Corp.(1)	26,258	306
Carnival Corp.	6,405	280
Choice Hotels International, Inc.	3,363	299
Columbia Sportswear Co.	3,227	313
Designer Brands, Inc. Class A	18,061	309
Dick’s Sporting Goods, Inc.	8,322	340
Dillard’s, Inc. Class A(2)	5,252	347
eBay, Inc.	7,743	302
Expedia Group, Inc.	2,337	314
Gap, Inc. (The)	17,437	303
Garmin Ltd.	3,640	308
Horton (D.R.), Inc.	6,207	327
Hyatt Hotels Corp. Class A	4,130	304
L Brands, Inc.	16,490	323
Lands’ End, Inc.(1)(2)	23,820	270
Las Vegas Sands Corp.	5,360	310
Lennar Corp. Class A	5,763	322
	Shares	Value

Consumer Discretionary—continued
Marriott International, Inc. Class A	2,403	$ 299
Marriott Vacations Worldwide Corp.	2,920	302
Mohawk Industries, Inc.(1)	2,541	315
Newell Brands, Inc.	16,983	318
Nordstrom, Inc.	9,578	322
Penn National Gaming, Inc.(1)	15,583	290
Penske Automotive Group, Inc.	6,798	321
Qurate Retail, Inc. Class A(1)	28,302	292
Ralph Lauren Corp.	3,176	303
Red Rock Resorts, Inc. Class A	14,311	291
Restaurant Brands International, Inc.	4,267	304
Sears Hometown and Outlet Stores, Inc.(1)(2)	89,700	309
Tenneco, Inc. Class A	24,422	306
Tesla, Inc.(1)(2)	1,284	309
Under Armour, Inc. Class C(1)	16,570	300
Urban Outfitters, Inc.(1)	13,122	369
Wendy’s Co. (The)	15,552	311
WW International, Inc.(1)	8,946	338
		12,115

Consumer Staples—7.0%
Boston Beer Co., Inc. (The) Class A(1)	873	318
Brown-Forman Corp. Class B	4,839	304
Constellation Brands, Inc. Class A	1,508	312
Estee Lauder Cos., Inc. (The) Class A	1,630	324
Hostess Brands, Inc.(1)	22,017	308
Lancaster Colony Corp.	2,140	297
Monster Beverage Corp.(1)	5,359	311
Nomad Foods Ltd.(1)	15,027	308
PriceSmart, Inc.	5,063	360
Spectrum Brands Holdings, Inc.	6,015	317
Tootsie Roll Industries, Inc.(2)	8,368	311
		3,470

Energy—4.8%
Cheniere Energy, Inc.(1)	4,713	297
Continental Resources, Inc.(1)	9,124	281
CVR Energy, Inc.	7,150	315
Exterran Corp.(1)	23,533	307
Hess Corp.	4,671	283
Par Pacific Holdings, Inc.(1)	13,820	316
RPC, Inc.(2)	54,400	305
W&T Offshore, Inc.(1)	61,747	270
		2,374

Financials—13.5%
American Financial Group, Inc.	2,865	309
	Shares	Value

Financials—continued
Berkley (W.R.) Corp.	4,338	$ 313
Berkshire Hathaway, Inc. Class B(1)	1,483	309
BOK Financial Corp.	3,871	307
Brown & Brown, Inc.	8,604	310
Charles Schwab Corp. (The)	7,234	303
Cohen & Steers, Inc.	5,777	317
Erie Indemnity Co. Class A	1,521	282
First Citizens BancShares, Inc. Class A	649	306
Franklin Resources, Inc.	10,628	307
Greenlight Capital Re Ltd. Class A(1)	29,499	310
Hilltop Holdings, Inc.	12,655	302
Interactive Brokers Group, Inc. Class A	6,049	325
Jefferies Financial Group, Inc.	15,860	292
Loews Corp.	6,087	313
Mercury General Corp.	5,611	314
Morningstar, Inc.	1,965	287
National General Holdings Corp.	12,825	295
PJT Partners, Inc. Class A	7,412	302
Raymond James Financial, Inc.	3,642	300
Third Point Reinsurance Ltd.(1)	30,967	309
Virtu Financial, Inc. Class A	15,494	254
		6,666

Health Care—3.0%
AquaBounty Technologies, Inc.(1)(2)	106,036	265
Bruker Corp.	7,283	320
Danaher Corp.	2,174	314
Intrexon Corp.(1)(2)	49,913	286
NantKwest, Inc.(1)(2)	229,856	280
		1,465

Industrials—12.0%
Air Lease Corp.	7,195	301
Cintas Corp.	1,252	336
Colfax Corp.(1)	10,861	316
Covanta Holding Corp.	17,894	309
FedEx Corp.	2,074	302
Fortive Corp.	4,489	308
Heartland Express, Inc.	14,678	316
Herc Holdings, Inc.(1)	6,641	309
Hertz Global Holdings, Inc.(1)	22,364	309
MasTec, Inc.(1)	4,822	313
MSC Industrial Direct Co., Inc. Class A	4,454	323
Navistar International Corp.(1)	10,764	302
Rollins, Inc.	9,038	308
Seaspan Corp.(2)	27,463	292
Timken Co. (The)	7,013	305
W.W. Grainger, Inc.	1,067	317
Welbilt, Inc.(1)	18,056	304
Werner Enterprises, Inc.	9,089	321
See Notes to Financial Statements.

Horizon Wealth Masters Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Shares	Value

Industrials—continued
XPO Logistics, Inc.(1)	4,249	$ 304
		5,895

Information Technology—8.1%
Amkor Technology, Inc.(1)	34,150	311
Anixter International, Inc.(1)	4,676	323
Conduent, Inc.(1)	44,771	279
EchoStar Corp. Class A(1)	7,795	309
Intuit, Inc.	1,166	310
Oracle Corp.	5,949	327
Paychex, Inc.	3,778	313
Pegasystems, Inc.	4,326	294
RealPage, Inc.(1)	4,924	310
salesforce.com, Inc.(1)	2,049	304
SS&C Technologies Holdings, Inc.	6,209	320
TTEC Holdings, Inc.	6,312	302
Xerox Holdings Corp.	10,219	306
		4,008

Materials—5.0%
Element Solutions, Inc.(1)	29,614	301
LyondellBasell Industries NV Class A	3,536	316
NewMarket Corp.	681	322
Novagold Resources, Inc.(1)	50,604	307
Scotts Miracle-Gro Co. (The)	3,062	312
Silgan Holdings, Inc.	10,536	316
TimkenSteel Corp.(1)	44,314	279
Westlake Chemical Corp.	4,838	317
		2,470

Real Estate—8.9%
American Homes 4 Rent Class A	12,539	325
Colony Capital, Inc.	55,189	332
	Shares	Value

Real Estate—continued
Equity LifeStyle Properties, Inc.	2,343	$ 313
Equity Residential	3,666	316
Gaming and Leisure Properties, Inc.	8,064	309
Host Hotels & Resorts, Inc.	18,063	312
Howard Hughes Corp. (The)(1)	2,408	312
JBG SMITH Properties	7,957	312
Marcus & Millichap, Inc.(1)	8,460	300
Seritage Growth Properties Class A	7,158	304
Simon Property Group, Inc.	2,008	312
Taubman Centers, Inc.	7,493	306
Urban Edge Properties	16,164	320
Vornado Realty Trust	4,969	317
		4,390

Total Common Stocks (Identified Cost $36,505)		49,416

Total Long-Term Investments—100.2% (Identified Cost $36,505)		49,416

Securities Lending Collateral—5.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(3)(4)	2,587,553	2,588
Total Securities Lending Collateral (Identified Cost $2,588)		2,588

Value

TOTAL INVESTMENTS—105.5% (Identified Cost $39,093)	$52,004
Other assets and liabilities, net—(5.5)%	(2,699)
NET ASSETS—100.0%	$49,305

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	94%
Canada	2
Bermuda	1
Netherlands	1
Cayman Islands	1
Virgin Islands(British)	1
Total	100%
† % of total investments as of September 30, 2019.
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$49,416	$49,416
Securities Lending Collateral	2,588	2,588
Total Investments	$52,004	$52,004
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2019.
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
See Notes to Financial Statements.

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—90.9%
Communication Services—22.0%
58.com, Inc. ADR (China)(1)	66,637	$ 3,286
Addcn Technology Co., Ltd. (Taiwan)	469,000	3,734
Auto Trader Group plc (United Kingdom)	457,250	2,867
Autohome, Inc. ADR (China)(1)	37,711	3,135
carsales.com Ltd. (Australia)	222,608	2,297
Pico Far East Holdings Ltd. (Hong Kong)	3,224,780	1,020
Sarana Menara Nusantara Tbk PT (Indonesia)	55,820,800	2,576
Sea Ltd. ADR (Thailand)(1)	110,600	3,423
Wirtualna Polska Holding SA (Poland)	165,290	2,762
		25,100

Consumer Discretionary—10.5%
Ace Hardware Indonesia Tbk PT (Indonesia)	21,065,500	2,627
Baozun, Inc. Sponsored ADR (China)(1)	66,716	2,849
Fila Korea Ltd. (South Korea)	36,011	1,743
Samyang Optics Co., Ltd. (South Korea)	115,390	1,254
Union Auction PCL (Thailand)	12,000,000	3,492
		11,965

Consumer Staples—11.4%
Compania Cervecerias Unidas SA Sponsored ADR (Chile)	103,903	2,306
Distell Group Holdings Ltd. (South Africa)	314,150	2,821
Heineken Malaysia Bhd (Malaysia)	616,200	3,532
Taisun International Holding Corp. (Taiwan)	869,074	3,515
Union de Cervecerias Peruanas Backus y Johnston SAA Foreign Shares Class I (Peru)	123,200	866
		13,040

Financials—7.5%
CARE Ratings Ltd. (India)	140,887	1,031
Tisco Financial Group PCL Foreign Shares (Thailand)	528,900	1,772
	Shares	Value

Financials—continued
Vostok New Ventures Ltd. SDR (Sweden)(1)	853,542	$ 5,766
		8,569

Health Care—1.5%
Riverstone Holdings Ltd. (Singapore)	2,446,000	1,690
Industrials—26.6%
104 Corp. (Taiwan)	275,000	1,471
51job, Inc. ADR (China)(1)	42,061	3,113
HeadHunter Group plc ADR (Russia)	313,142	6,041
Kerry TJ Logistics Co., Ltd. (Taiwan)	2,810,000	3,297
Lumax International Corp., Ltd. (Taiwan)	618,379	1,630
NICE Information Service Co. Ltd. (South Korea)	253,600	2,788
S-1 Corp. (South Korea)	30,511	2,502
SaraminHR Co. Ltd. (South Korea)	42,689	985
Sporton International Inc. (Taiwan)	436,720	2,844
Taiwan Secom Co., Ltd. (Taiwan)	796,874	2,260
Voltronic Power Technology Corp. (Taiwan)	163,500	3,373
		30,304

Information Technology—7.3%
Douzone Bizon Co., Ltd. (South Korea)	63,339	3,463
Humanica PCL Foreign Shares (Thailand)	8,849,700	2,373
TOTVS SA (Brazil)	180,326	2,507
		8,343

Materials—4.1%
Corp. Moctezuma SAB de C.V. (Mexico)	1,148,083	3,312
Sniezka SA (Poland)	82,183	1,342
		4,654

Total Common Stocks (Identified Cost $95,344)		103,665

Total Long-Term Investments—90.9% (Identified Cost $95,344)		103,665

	Shares	Value

Short-Term Investment—8.8%
Money Market Mutual Fund—8.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(2)	10,024,289	$ 10,024
Total Short-Term Investment (Identified Cost $10,024)		10,024

TOTAL INVESTMENTS—99.7% (Identified Cost $105,368)		$113,689
Other assets and liabilities, net—0.3%		323
NET ASSETS—100.0%		$114,012

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
Taiwan	19%
South Korea	11
China	11
Thailand	10
United States	9
Russia	5
Sweden	5
Other	30
Total	100%
† % of total investments as of September 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements.

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$103,665	$103,665
Money Market Mutual Fund	10,024	10,024
Total Investments	$113,689	$113,689
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2019.
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
See Notes to Financial Statements.

KAR International Small-Cap Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—90.2%
Communication Services—26.3%
Addcn Technology Co., Ltd. (Taiwan)	2,497,000	$ 19,880
Ascential plc (United Kingdom)	10,906,662	50,825
Auto Trader Group plc (United Kingdom)	12,246,060	76,791
Autohome, Inc. ADR (China)(1)	501,717	41,708
carsales.com Ltd. (Australia)	2,461,602	25,404
CTS Eventim AG & Co. KGaA (Germany)	389,600	21,954
MarkLines Co., Ltd. (Japan)	239,200	3,995
REA Group Ltd. (Australia)	351,690	25,688
Rightmove plc (United Kingdom)	11,621,210	78,674
Scout24 AG (Germany)	973,575	55,498
		400,417

Consumer Discretionary—1.9%
Asante, Inc. (Japan)	260,000	4,740
GoCo Group plc (United Kingdom)	763,792	756
Goldlion Holdings Ltd. (Hong Kong)	30,226,816	9,834
Moneysupermarket.com Group plc (United Kingdom)	2,912,934	13,553
		28,883

Consumer Staples—2.4%
Heineken Malaysia Bhd (Malaysia)	4,725,700	27,088
Taisun International Holding Corp. (Taiwan)	2,280,626	9,225
		36,313

Energy—3.4%
Computer Modelling Group Ltd. (Canada)	5,150,990	23,756
Pason Systems, Inc. (Canada)	2,273,270	27,711
		51,467

Financials—14.1%
CARE Ratings Ltd. (India)	1,051,451	7,693
Euroz Ltd. (Australia)	6,082,168	4,105
Gruppo Mutuionline SpA (Italy)	1,658,016	29,818
Korea Ratings Corp. (South Korea)	61,420	3,174
	Shares	Value

Financials—continued
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	6,544,976	$ 44,582
Numis Corp. plc (United Kingdom)	5,214,997	14,620
Sabre Insurance Group plc (United Kingdom)	13,736,973	49,826
Vostok New Ventures Ltd. SDR (Sweden)(1)	8,912,828	60,209
		214,027

Health Care—3.0%
Haw Par Corp., Ltd. (Singapore)	4,781,019	46,283
Industrials—26.8%
AIT Corp. (Japan)	918,500	8,095
Asiakastieto Group Oyj (Finland)	1,058,191	30,795
en-japan, Inc. (Japan)	1,244,200	47,582
Golden Friends Corp. (Taiwan)	4,932,000	9,268
Haitian International Holdings Ltd. (Hong Kong)	18,848,000	38,621
HeadHunter Group plc ADR (Russia)	3,895,982	75,153
Howden Joinery Group plc (United Kingdom)	4,537,100	31,262
Hy-Lok Corp. (South Korea)	674,759	10,239
JOST Werke AG (Germany)	1,031,288	29,619
Kerry TJ Logistics Co., Ltd. (Taiwan)	13,140,000	15,417
Lumax International Corp., Ltd. (Taiwan)	7,818,259	20,614
Rotork plc (United Kingdom)	1,221,115	4,677
SJR in Scandinavia AB Class B (Sweden)	1,625,740	4,475
VAT Group AG (Switzerland)	322,500	40,666
WABCO Holdings, Inc. (United States)(1)	307,100	41,075
		407,558

Information Technology—10.1%
Alten SA (France)	419,453	47,913
Bouvet ASA (Norway)	998,491	33,145
Douzone Bizon Co., Ltd. (South Korea)	732,460	40,048
e-Credible Co., Ltd. (South Korea)	390,500	5,974
Fortnox AB (Sweden)	471,333	7,910
SimCorp A/S (Denmark)	92,233	8,099
	Shares	Value

Information Technology—continued
Webstep AS (Norway)	3,831,491	$ 9,939
		153,028

Materials—2.2%
Corp. Moctezuma SAB de C.V. (Mexico)	7,404,046	21,359
Sniezka SA (Poland)	751,375	12,273
		33,632

Total Common Stocks (Identified Cost $1,322,231)		1,371,608

Total Long-Term Investments—90.2% (Identified Cost $1,322,231)		1,371,608

Short-Term Investment—8.5%
Money Market Mutual Fund—8.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(2)	129,901,209	129,901
Total Short-Term Investment (Identified Cost $129,901)		129,901

TOTAL INVESTMENTS—98.7% (Identified Cost $1,452,132)		$1,501,509
Other assets and liabilities, net—1.3%		20,077
NET ASSETS—100.0%		$1,521,586

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United Kingdom	24%
United States	11
Germany	7
Russia	5
Taiwan	5
Sweden	5
Japan	4
Other	39
Total	100%
† % of total investments as of September 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements.

KAR International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,371,608	$1,371,608
Money Market Mutual Fund	129,901	129,901
Total Investments	$1,501,509	$1,501,509
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2019.
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
See Notes to Financial Statements.

Rampart Alternatives Diversifier Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Shares	Value
Affiliated Mutual Funds(1)—52.2%
Equity Funds—43.4%
Virtus Duff & Phelps Global Infrastructure Fund Class R6	398,025	$ 6,476
Virtus Duff & Phelps Global Real Estate Securities Fund Class I	111,001	3,811
Virtus Duff & Phelps International Real Estate Securities Fund Class I	495,649	3,930
Virtus Duff & Phelps Real Estate Securities Fund Class I	103,113	2,710
		16,927

Fixed Income Fund—8.8%
Virtus Newfleet Senior Floating Rate Fund Class I	378,835	3,447
Total Affiliated Mutual Funds (Identified Cost $13,160)		20,374

	Shares	Value

Exchange-Traded Funds(1)—46.0%
Invesco DB Commodity Index Tracking Fund	355,722	$ 5,350
Invesco DB G10 Currency Harvest Fund	160,646	3,933
iShares S&P North American Natural Resources Sector ETF	220,898	6,424
VanEck Vectors Agribusiness ETF	22,404	1,475
VanEck Vectors Coal ETF	72,790	791
Total Exchange-Traded Funds (Identified Cost $17,094)		17,973

Total Long-Term Investments—98.2% (Identified Cost $30,254)		38,347

TOTAL INVESTMENTS—98.2% (Identified Cost $30,254)		$38,347
Other assets and liabilities, net—1.8%		694
NET ASSETS—100.0%		$39,041
Abbreviation:
ETF	Exchange-Traded Fund

Footnote Legend:
(1)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Exchange-Traded Funds	$17,973	$17,973
Affiliated Mutual Funds	20,374	20,374
Total Investments	$38,347	$38,347
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2019.
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements.

Rampart Equity Trend Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—98.9%
Communication Services—4.8%
Alphabet, Inc. Class A(1)	1,239	$ 1,513
Alphabet, Inc. Class C(1)	1,249	1,522
Charter Communications, Inc. Class A(1)	2,874	1,184
Comcast Corp. Class A	80,768	3,641
DISH Network Corp. Class A(1)	4,286	146
Facebook, Inc. Class A(1)	9,926	1,768
Netflix, Inc.(1)	6,050	1,619
TripAdvisor, Inc.(1)	432	17
Twitter, Inc.(1)	3,180	131
Viacom, Inc. Class B	4,877	117
Walt Disney Co. (The)	24,882	3,243
		14,901

Consumer Discretionary—17.6%
Advance Auto Parts, Inc.	4,271	706
Amazon.com, Inc.(1)	2,425	4,210
AutoZone, Inc.(1)	1,470	1,594
Booking Holdings, Inc.(1)	248	487
CarMax, Inc.(1)	9,894	871
Carnival Corp.	18,529	810
Chipotle Mexican Grill, Inc.(1)	374	314
Darden Restaurants, Inc.	1,790	212
Dollar General Corp.	10,407	1,654
Dollar Tree, Inc.(1)	9,555	1,091
eBay, Inc.	4,567	178
Expedia Group, Inc.	812	109
Gap, Inc. (The)	9,172	159
Garmin Ltd.	58,354	4,942
Hasbro, Inc.	41,652	4,944
Hilton Worldwide Holdings, Inc.	13,345	1,242
Home Depot, Inc. (The)	16,078	3,730
Horton (D.R.), Inc.	30,330	1,599
L Brands, Inc.	9,991	196
Lennar Corp. Class A	25,615	1,431
Lowe’s Cos., Inc.	11,361	1,249
Marriott International, Inc. Class A	12,636	1,571
McDonald’s Corp.	11,139	2,392
NIKE, Inc. Class B	53,362	5,012
Norwegian Cruise Line Holdings Ltd.(1)	9,987	517
NVR, Inc.(1)	310	1,152
O’Reilly Automotive, Inc.(1)	4,568	1,820
PulteGroup, Inc.	23,245	850
Ross Stores, Inc.	15,736	1,729
Royal Caribbean Cruises Ltd.	7,974	864
Starbucks Corp.	17,604	1,556
Target Corp.	20,662	2,209
TJX Cos., Inc. (The)	52,013	2,899
Yum! Brands, Inc.	4,466	507
		54,806

	Shares	Value

Consumer Staples—9.6%
Brown-Forman Corp. Class B	19,741	$ 1,239
Church & Dwight Co., Inc.	2,656	200
Clorox Co. (The)	1,360	207
Coca-Cola Co. (The)	45,193	2,460
Colgate-Palmolive Co.	9,188	675
Constellation Brands, Inc. Class A	17,988	3,729
Costco Wholesale Corp.	7,355	2,119
Coty, Inc. Class A	31,652	333
Estee Lauder Cos., Inc. (The) Class A	23,540	4,683
Kimberly-Clark Corp.	3,701	526
Monster Beverage Corp.(1)	4,515	262
PepsiCo, Inc.	16,389	2,247
Procter & Gamble Co. (The)	26,790	3,332
Sysco Corp.	62,684	4,977
Walmart, Inc.	23,826	2,828
		29,817

Financials—7.9%
Allstate Corp. (The)	7,265	790
American Express Co.	19,797	2,342
Aon plc	8,489	1,643
Bank of America Corp.	38,847	1,133
Capital One Financial Corp.	13,653	1,242
Chubb Ltd.	10,090	1,629
Cincinnati Financial Corp.	3,362	392
Citigroup, Inc.	10,493	725
Discover Financial Services	9,222	748
Everest Re Group Ltd.	18,587	4,946
Gallagher (Arthur J.) & Co.	6,678	598
JPMorgan Chase & Co.	14,790	1,741
Loews Corp.	5,758	296
Marsh & McLennan Cos., Inc.	18,209	1,822
Progressive Corp. (The)	12,946	1,000
Synchrony Financial	17,677	603
Travelers Cos., Inc. (The)	5,774	858
U.S. Bancorp	6,701	371
Wells Fargo & Co.	18,666	941
Willis Towers Watson plc	4,542	876
		24,696

Health Care—8.0%
Abbott Laboratories	10,428	872
ABIOMED, Inc.(1)	268	48
Agilent Technologies, Inc.	6,076	466
Anthem, Inc.	3,842	922
Baxter International, Inc.	3,002	263
Becton, Dickinson & Co.	1,585	401
Boston Scientific Corp.(1)	8,211	334
Centene Corp.(1)	6,194	268
Cerner Corp.	72,409	4,936
Danaher Corp.	3,755	542
Edwards Lifesciences Corp.(1)	1,231	271
HCA Healthcare, Inc.	30,353	3,655
Hologic, Inc.(1)	1,571	79
Humana, Inc.	2,023	517
	Shares	Value

Health Care—continued
IDEXX Laboratories, Inc.(1)	509	$ 138
Illumina, Inc.(1)	2,888	879
Intuitive Surgical, Inc.(1)	677	366
IQVIA Holdings, Inc.(1)	3,585	536
Medtronic plc	7,889	857
Mettler-Toledo International, Inc.(1)	483	340
PerkinElmer, Inc.	2,179	186
ResMed, Inc.	848	115
Stryker Corp.	1,888	408
Teleflex, Inc.	271	92
Thermo Fisher Scientific, Inc.	7,876	2,294
UnitedHealth Group, Inc.	14,264	3,100
Universal Health Services, Inc. Class B	9,215	1,371
Varian Medical Systems, Inc.(1)	539	64
Waters Corp.(1)	1,308	292
WellCare Health Plans, Inc.(1)	754	195
Zimmer Biomet Holdings, Inc.	1,205	165
		24,972

Industrials—11.1%
Arconic, Inc.	2,854	74
Boeing Co. (The)	3,941	1,499
Cintas Corp.	10,730	2,877
Copart, Inc.(1)	26,046	2,092
CSX Corp.	17,030	1,180
Deere & Co.	29,557	4,986
Dover Corp.	3,535	352
Fastenal Co.	68,657	2,243
Flowserve Corp.	3,194	149
Fortive Corp.	7,164	491
General Dynamics Corp.	1,724	315
Huntington Ingalls Industries, Inc.	304	64
IDEX Corp.	1,849	303
Illinois Tool Works, Inc.	7,155	1,120
Ingersoll-Rand plc	5,861	722
Kansas City Southern	2,155	287
L3Harris Technologies, Inc.	1,640	342
Lockheed Martin Corp.	1,830	714
Norfolk Southern Corp.	5,618	1,009
Northrop Grumman Corp.	1,157	434
Parker-Hannifin Corp.	3,115	563
Pentair plc	4,097	155
Raytheon Co.	2,061	404
Republic Services, Inc.	15,618	1,352
Rollins, Inc.	10,346	352
Snap-on, Inc.	1,338	209
Stanley Black & Decker, Inc.	3,691	533
Textron, Inc.	1,694	83
TransDigm Group, Inc.	366	191
Union Pacific Corp.	15,005	2,431
United Rentals, Inc.(1)	9,279	1,157
United Technologies Corp.	5,978	816
See Notes to Financial Statements.

Rampart Equity Trend Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Shares	Value

Industrials—continued
W.W. Grainger, Inc.	5,312	$ 1,578
Waste Management, Inc.	28,708	3,301
Xylem, Inc.	4,369	348
		34,726

Information Technology—17.6%
Adobe, Inc.(1)	5,550	1,533
Advanced Micro Devices, Inc.(1)	6,271	182
Akamai Technologies, Inc.(1)	23,682	2,164
Alliance Data Systems Corp.	201	26
Amphenol Corp. Class A	28,924	2,791
Analog Devices, Inc.	2,124	237
ANSYS, Inc.(1)	959	212
Apple, Inc.	20,272	4,540
Applied Materials, Inc.	43,715	2,181
Arista Networks, Inc.(1)	1,013	242
Autodesk, Inc.(1)	2,496	369
Automatic Data Processing, Inc.	2,124	343
Broadcom, Inc.	2,296	634
Broadridge Financial Solutions, Inc.	561	70
Cadence Design Systems, Inc.(1)	3,190	211
Cisco Systems, Inc.	78,579	3,883
Citrix Systems, Inc.	1,395	135
Corning, Inc.	76,333	2,177
F5 Networks, Inc.(1)	1,119	157
Fidelity National Information Services, Inc.	3,011	400
Fiserv, Inc.(1)	2,795	290
FleetCor Technologies, Inc.(1)	425	122
FLIR Systems, Inc.	26,434	1,390
Fortinet, Inc.(1)	588	45
Global Payments, Inc.	1,474	234
Hewlett Packard Enterprise Co.	6,296	96
HP, Inc.	7,078	134
Intel Corp.	25,515	1,315
Intuit, Inc.	2,966	789
IPG Photonics Corp.(1)	4,859	659
Jack Henry & Associates, Inc.	377	55
Juniper Networks, Inc.	6,437	159
Keysight Technologies, Inc.(1)	36,651	3,564
KLA Corp.	7,529	1,201
Lam Research Corp.	6,880	1,590
Mastercard, Inc. Class A	4,359	1,184
Maxim Integrated Products, Inc.	1,565	91
Microchip Technology, Inc.	1,375	128
Micron Technology, Inc.(1)	6,408	275
Microsoft Corp.	31,486	4,377
Motorola Solutions, Inc.	3,088	526
	Shares	Value

Information Technology—continued
NetApp, Inc.	1,178	$ 62
NVIDIA Corp.	3,508	611
Oracle Corp.	9,065	499
Paychex, Inc.	1,564	129
PayPal Holdings, Inc.(1)	5,756	596
Qorvo, Inc.(1)	677	50
QUALCOMM, Inc.	7,058	538
salesforce.com, Inc.(1)	10,028	1,489
Seagate Technology plc	1,140	61
Skyworks Solutions, Inc.	985	78
Symantec Corp.	2,353	56
Synopsys, Inc.(1)	1,703	234
TE Connectivity Ltd.	46,226	4,307
Texas Instruments, Inc.	5,389	696
VeriSign, Inc.(1)	15,044	2,838
Visa, Inc. Class A	8,475	1,458
Western Digital Corp.	1,433	85
Western Union Co. (The)	2,082	48
Xerox Holdings Corp.	915	27
Xilinx, Inc.	1,463	140
		54,713

Materials—8.0%
Air Products & Chemicals, Inc.	7,252	1,609
Albemarle Corp.	2,494	173
Ball Corp.	68,058	4,955
Celanese Corp.	2,920	357
DuPont de Nemours, Inc.	17,553	1,252
Ecolab, Inc.	5,898	1,168
International Flavors & Fragrances, Inc.	2,511	308
Linde plc	17,478	3,386
Martin Marietta Materials, Inc.	8,423	2,309
Newmont Goldcorp Corp.	131,575	4,989
PPG Industries, Inc.	5,557	659
Sherwin-Williams Co. (The)	1,932	1,062
Vulcan Materials Co.	17,819	2,695
		24,922

Real Estate—7.9%
American Tower Corp.	6,457	1,428
Apartment Investment & Management Co. Class A	6,248	326
AvalonBay Communities, Inc.	5,857	1,261
CBRE Group, Inc. Class A(1)	92,929	4,926
Crown Castle International Corp.	6,043	840
Digital Realty Trust, Inc.	3,051	396
Duke Realty Corp.	26,967	916
Equinix, Inc.	1,240	715
Equity Residential	14,597	1,259
Essex Property Trust, Inc.	2,756	900
Extra Space Storage, Inc.	1,883	220
HCP, Inc.	29,876	1,064
Iron Mountain, Inc.	4,190	136
	Shares	Value

Real Estate—continued
Mid-America Apartment Communities, Inc.	4,787	$ 622
Prologis, Inc.	46,991	4,005
Public Storage	2,193	538
SBA Communications, Corp.	1,635	394
UDR, Inc.	12,253	594
Ventas, Inc.	22,837	1,668
Welltower, Inc.	24,641	2,234
Weyerhaeuser Co.	10,853	301
		24,743

Utilities—6.4%
AES Corp.	157,553	2,574
Alliant Energy Corp.	2,162	117
Ameren Corp.	4,235	339
American Electric Power Co., Inc.	4,509	422
American Water Works Co., Inc.	39,720	4,934
CenterPoint Energy, Inc.	8,623	260
CMS Energy Corp.	4,881	312
Consolidated Edison, Inc.	5,710	539
Dominion Energy, Inc.	14,160	1,148
DTE Energy Co.	3,159	420
Duke Energy Corp.	6,651	638
Edison International	3,265	246
Entergy Corp.	1,818	213
Evergy, Inc.	2,148	143
Eversource Energy	2,945	252
Exelon Corp.	8,874	429
FirstEnergy Corp.	4,929	238
NextEra Energy, Inc.	4,434	1,033
NiSource, Inc.	6,445	193
NRG Energy, Inc.	60,189	2,383
Pinnacle West Capital Corp.	1,025	100
PPL Corp.	6,578	207
Public Service Enterprise Group, Inc.	8,717	541
Sempra Energy	4,700	694
Southern Co. (The)	9,533	589
WEC Energy Group, Inc.	5,427	516
Xcel Energy, Inc.	4,817	313
		19,793

Total Common Stocks (Identified Cost $269,974)		308,089

Total Long-Term Investments—98.9% (Identified Cost $269,974)		308,089

TOTAL INVESTMENTS—98.9% (Identified Cost $269,974)		$308,089
Other assets and liabilities, net—1.1%		3,293
NET ASSETS—100.0%		$311,382

See Notes to Financial Statements.

Rampart Equity Trend Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	92%
Switzerland	3
Bermuda	2
Ireland	2
United Kingdom	1
Total	100%
† % of total investments as of September 30, 2019.
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$308,089	$308,089
Total Investments	$308,089	$308,089
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2019.
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
See Notes to Financial Statements.

Rampart Multi-Asset Trend Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—35.6%
Communication Services—1.7%
Alphabet, Inc. Class A(1)	72	$ 88
Alphabet, Inc. Class C(1)	72	88
Charter Communications, Inc. Class A(1)	166	68
Comcast Corp. Class A	4,659	210
DISH Network Corp. Class A(1)	247	8
Facebook, Inc. Class A(1)	572	102
Netflix, Inc.(1)	347	93
TripAdvisor, Inc.(1)	25	1
Twitter, Inc.(1)	184	8
Viacom, Inc. Class B	280	7
Walt Disney Co. (The)	1,436	187
		860

Consumer Discretionary—6.3%
Advance Auto Parts, Inc.	244	40
Amazon.com, Inc.(1)	141	245
AutoZone, Inc.(1)	84	91
Booking Holdings, Inc.(1)	14	27
CarMax, Inc.(1)	567	50
Carnival Corp.	1,069	47
Chipotle Mexican Grill, Inc.(1)	21	18
Darden Restaurants, Inc.	103	12
Dollar General Corp.	597	95
Dollar Tree, Inc.(1)	547	62
eBay, Inc.	264	10
Expedia Group, Inc.	47	6
Gap, Inc. (The)	526	9
Garmin Ltd.	3,374	286
Hasbro, Inc.	2,382	283
Hilton Worldwide Holdings, Inc.	768	72
Home Depot, Inc. (The)	926	215
Horton (D.R.), Inc.	1,745	92
L Brands, Inc.	569	11
Lennar Corp. Class A	1,469	82
Lowe’s Cos., Inc.	653	72
Marriott International, Inc. Class A	726	90
McDonald’s Corp.	642	138
NIKE, Inc. Class B	3,071	288
Norwegian Cruise Line Holdings Ltd.(1)	576	30
NVR, Inc.(1)	18	67
O’Reilly Automotive, Inc.(1)	261	104
PulteGroup, Inc.	1,334	49
Ross Stores, Inc.	903	99
Royal Caribbean Cruises Ltd.	457	49
Starbucks Corp.	1,015	90
Target Corp.	1,181	126
TJX Cos., Inc. (The)	2,971	166
Yum! Brands, Inc.	256	29
		3,150

Consumer Staples—3.4%
Brown-Forman Corp. Class B	1,137	71
Church & Dwight Co., Inc.	153	11
	Shares	Value

Consumer Staples—continued
Clorox Co. (The)	78	$ 12
Coca-Cola Co. (The)	2,606	142
Colgate-Palmolive Co.	529	39
Constellation Brands, Inc. Class A	1,038	215
Costco Wholesale Corp.	423	122
Coty, Inc. Class A	1,805	19
Estee Lauder Cos., Inc. (The) Class A	1,346	268
Kimberly-Clark Corp.	213	30
Monster Beverage Corp.(1)	260	15
PepsiCo, Inc.	941	129
Procter & Gamble Co. (The)	1,544	192
Sysco Corp.	3,612	287
Walmart, Inc.	1,370	163
		1,715

Financials—2.9%
Allstate Corp. (The)	419	46
American Express Co.	1,136	134
Aon plc	489	95
Bank of America Corp.	2,247	66
Capital One Financial Corp.	789	72
Chubb Ltd.	582	94
Cincinnati Financial Corp.	194	23
Citigroup, Inc.	605	42
Discover Financial Services	531	43
Everest Re Group Ltd.	1,076	286
Gallagher (Arthur J.) & Co.	385	34
JPMorgan Chase & Co.	854	100
Loews Corp.	332	17
Marsh & McLennan Cos., Inc.	1,049	105
Progressive Corp. (The)	746	58
Synchrony Financial	1,017	35
Travelers Cos., Inc. (The)	332	49
U.S. Bancorp	384	21
Wells Fargo & Co.	1,081	54
Willis Towers Watson plc	266	51
		1,425

Health Care—2.9%
Abbott Laboratories	593	50
ABIOMED, Inc.(1)	15	3
Agilent Technologies, Inc.	349	27
Anthem, Inc.	222	53
Baxter International, Inc.	172	15
Becton, Dickinson & Co.	91	23
Boston Scientific Corp.(1)	473	19
Centene Corp.(1)	357	15
Cerner Corp.	4,168	284
Danaher Corp.	216	31
Edwards Lifesciences Corp.(1)	71	16
HCA Healthcare, Inc.	1,747	210
Hologic, Inc.(1)	90	4
Humana, Inc.	118	30
IDEXX Laboratories, Inc.(1)	29	8
Illumina, Inc.(1)	167	51
Intuitive Surgical, Inc.(1)	39	21
IQVIA Holdings, Inc.(1)	206	31
	Shares	Value

Health Care—continued
Medtronic plc	455	$ 49
Mettler-Toledo International, Inc.(1)	28	20
PerkinElmer, Inc.	126	11
ResMed, Inc.	49	7
Stryker Corp.	109	24
Teleflex, Inc.	16	5
Thermo Fisher Scientific, Inc.	453	132
UnitedHealth Group, Inc.	823	179
Universal Health Services, Inc. Class B	529	79
Varian Medical Systems, Inc.(1)	31	4
Waters Corp.(1)	75	17
WellCare Health Plans, Inc.(1)	43	11
Zimmer Biomet Holdings, Inc.	69	9
		1,438

Industrials—4.0%
Arconic, Inc.	165	4
Boeing Co. (The)	228	87
Cintas Corp.	618	166
Copart, Inc.(1)	1,503	121
CSX Corp.	981	68
Deere & Co.	1,706	288
Dover Corp.	204	20
Fastenal Co.	3,950	129
Flowserve Corp.	184	9
Fortive Corp.	413	28
General Dynamics Corp.	99	18
Huntington Ingalls Industries, Inc.	18	4
IDEX Corp.	106	17
Illinois Tool Works, Inc.	411	64
Ingersoll-Rand plc	338	42
Kansas City Southern	124	16
L3Harris Technologies, Inc.	95	20
Lockheed Martin Corp.	105	41
Norfolk Southern Corp.	324	58
Northrop Grumman Corp.	67	25
Parker-Hannifin Corp.	180	33
Pentair plc	235	9
Raytheon Co.	119	23
Republic Services, Inc.	901	78
Rollins, Inc.	592	20
Snap-on, Inc.	77	12
Stanley Black & Decker, Inc.	211	30
Textron, Inc.	97	5
TransDigm Group, Inc.	21	11
Union Pacific Corp.	862	140
United Rentals, Inc.(1)	537	67
United Technologies Corp.	345	47
W.W. Grainger, Inc.	306	91
Waste Management, Inc.	1,651	190
Xylem, Inc.	252	20
		2,001

See Notes to Financial Statements.

Rampart Multi-Asset Trend Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Shares	Value

Information Technology—6.3%
Adobe, Inc.(1)	321	$ 89
Advanced Micro Devices, Inc.(1)	365	11
Akamai Technologies, Inc.(1)	1,365	125
Alliance Data Systems Corp.	12	2
Amphenol Corp. Class A	1,662	160
Analog Devices, Inc.	123	14
ANSYS, Inc.(1)	55	12
Apple, Inc.	1,167	261
Applied Materials, Inc.	2,519	126
Arista Networks, Inc.(1)	59	14
Autodesk, Inc.(1)	145	21
Automatic Data Processing, Inc.	123	20
Broadcom, Inc.	133	37
Broadridge Financial Solutions, Inc.	32	4
Cadence Design Systems, Inc.(1)	184	12
Cisco Systems, Inc.	4,524	224
Citrix Systems, Inc.	81	8
Corning, Inc.	4,355	124
F5 Networks, Inc.(1)	64	9
Fidelity National Information Services, Inc.	173	23
Fiserv, Inc.(1)	161	17
FleetCor Technologies, Inc.(1)	25	7
FLIR Systems, Inc.	1,522	80
Fortinet, Inc.(1)	34	3
Global Payments, Inc.	85	13
Hewlett Packard Enterprise Co.	361	5
HP, Inc.	405	8
Intel Corp.	1,472	76
Intuit, Inc.	171	45
IPG Photonics Corp.(1)	279	38
Jack Henry & Associates, Inc.	22	3
Juniper Networks, Inc.	370	9
Keysight Technologies, Inc.(1)	2,107	205
KLA Corp.	436	69
Lam Research Corp.	397	92
Mastercard, Inc. Class A	252	68
Maxim Integrated Products, Inc.	90	5
Microchip Technology, Inc.	79	7
Micron Technology, Inc.(1)	372	16
Microsoft Corp.	1,819	253
Motorola Solutions, Inc.	178	30
NetApp, Inc.	68	4
NVIDIA Corp.	203	35
Oracle Corp.	522	29
Paychex, Inc.	90	7
PayPal Holdings, Inc.(1)	335	35
Qorvo, Inc.(1)	39	3
QUALCOMM, Inc.	406	31
salesforce.com, Inc.(1)	579	86
Seagate Technology plc	66	4
Skyworks Solutions, Inc.	56	4
	Shares	Value

Information Technology—continued
Symantec Corp.	135	$ 3
Synopsys, Inc.(1)	99	14
TE Connectivity Ltd.	2,650	247
Texas Instruments, Inc.	309	40
VeriSign, Inc.(1)	866	163
Visa, Inc. Class A	489	84
Western Digital Corp.	84	5
Western Union Co. (The)	120	3
Xerox Holdings Corp.	52	2
Xilinx, Inc.	84	8
		3,152

Materials—2.9%
Air Products & Chemicals, Inc.	417	93
Albemarle Corp.	143	10
Ball Corp.	3,914	285
Celanese Corp.	167	20
DuPont de Nemours, Inc.	1,009	72
Ecolab, Inc.	339	67
International Flavors & Fragrances, Inc.	144	18
Linde plc	1,009	195
Martin Marietta Materials, Inc.	481	132
Newmont Goldcorp Corp.	7,474	283
PPG Industries, Inc.	321	38
Sherwin-Williams Co. (The)	111	61
Vulcan Materials Co.	1,022	155
		1,429

Real Estate—2.9%
American Tower Corp.	372	82
Apartment Investment & Management Co. Class A	358	19
AvalonBay Communities, Inc.	337	72
CBRE Group, Inc. Class A(1)	5,337	283
Crown Castle International Corp.	347	48
Digital Realty Trust, Inc.	175	23
Duke Realty Corp.	1,551	53
Equinix, Inc.	71	41
Equity Residential	840	72
Essex Property Trust, Inc.	158	52
Extra Space Storage, Inc.	108	13
HCP, Inc.	1,714	61
Iron Mountain, Inc.	242	8
Mid-America Apartment Communities, Inc.	275	36
Prologis, Inc.	2,708	231
Public Storage	126	31
SBA Communications, Corp.	94	23
UDR, Inc.	705	34
Ventas, Inc.	1,313	96
Welltower, Inc.	1,418	128
Weyerhaeuser Co.	624	17
		1,423

	Shares	Value

Utilities—2.3%
AES Corp.	9,114	$ 149
Alliant Energy Corp.	125	7
Ameren Corp.	244	19
American Electric Power Co., Inc.	259	24
American Water Works Co., Inc.	2,291	284
CenterPoint Energy, Inc.	496	15
CMS Energy Corp.	280	18
Consolidated Edison, Inc.	329	31
Dominion Energy, Inc.	815	66
DTE Energy Co.	182	24
Duke Energy Corp.	383	37
Edison International	189	14
Entergy Corp.	105	12
Evergy, Inc.	123	8
Eversource Energy	169	14
Exelon Corp.	511	25
FirstEnergy Corp.	284	14
NextEra Energy, Inc.	256	60
NiSource, Inc.	371	11
NRG Energy, Inc.	3,462	137
Pinnacle West Capital Corp.	59	6
PPL Corp.	378	12
Public Service Enterprise Group, Inc.	501	31
Sempra Energy	269	40
Southern Co. (The)	549	34
WEC Energy Group, Inc.	313	30
Xcel Energy, Inc.	276	18
		1,140

Total Common Stocks (Identified Cost $15,525)		17,733

Exchange-Traded Funds(2)—63.3%
Invesco DB Gold Fund	36,172	1,626
Invesco DB US Dollar Index Bullish Fund	60,436	1,638
iShares 20+ Year Treasury Bond ETF	41,523	5,941
iShares iBoxx $ Investment Grade Corporate Bond ETF	23,226	2,961
iShares iBoxx High Yield Corporate Bond ETF	33,865	2,952
iShares JP Morgan USD Emerging Markets Bond ETF	26,007	2,948
iShares MSCI Australia ETF	66,369	1,477
iShares MSCI Brazil ETF	35,046	1,476
iShares MSCI Canada ETF	50,900	1,471
iShares MSCI Hong Kong ETF	64,737	1,469
iShares MSCI Italy ETF	53,680	1,480
iShares MSCI Japan ETF	26,173	1,485
iShares MSCI Switzerland ETF	39,193	1,478
iShares MSCI Taiwan ETF	40,485	1,472
See Notes to Financial Statements.

Rampart Multi-Asset Trend Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Shares	Value

iShares U.S. Real Estate ETF	17,509	$ 1,638
Total Exchange-Traded Funds (Identified Cost $29,460)		31,512

Total Long-Term Investments—98.9% (Identified Cost $44,985)		49,245

Value

TOTAL INVESTMENTS—98.9% (Identified Cost $44,985)	$49,245
Other assets and liabilities, net—1.1%	557
NET ASSETS—100.0%	$49,802

Abbreviation:
ETF	Exchange-Traded Fund

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$17,733	$17,733
Exchange-Traded Funds	31,512	31,512
Total Investments	$49,245	$49,245
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2019.
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements.

Rampart Sector Trend Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Communication Services—14.8%
Activision Blizzard, Inc.	25,112	$ 1,329
Alphabet, Inc. Class A(1)	2,883	3,521
Alphabet, Inc. Class C(1)	2,909	3,546
AT&T, Inc.	37,062	1,402
CBS Corp. Class B	12,953	523
CenturyLink, Inc.	38,859	485
Charter Communications, Inc. Class A(1)	3,302	1,361
Comcast Corp. Class A	29,970	1,351
Discovery, Inc. Class A(1)	6,256	167
Discovery, Inc. Class C(1)	13,734	338
DISH Network Corp. Class A(1)	9,523	324
Electronic Arts, Inc.(1)	11,665	1,141
Facebook, Inc. Class A(1)	30,579	5,445
Fox Corp. Class A	14,030	442
Fox Corp. Class B	6,427	203
Interpublic Group of Cos., Inc. (The)	15,328	330
Netflix, Inc.(1)	4,776	1,278
News Corp. Class A	15,265	212
News Corp. Class B	4,820	69
Omnicom Group, Inc.	8,610	674
Take-Two Interactive Software, Inc.(1)	4,480	562
T-Mobile US, Inc.(1)	12,514	986
TripAdvisor, Inc.(1)	4,156	161
Twitter, Inc.(1)	30,599	1,261
Verizon Communications, Inc.	23,432	1,414
Viacom, Inc. Class B	14,011	337
Walt Disney Co. (The)	10,180	1,327
		30,189

Consumer Discretionary—14.9%
Advance Auto Parts, Inc.	950	157
Amazon.com, Inc.(1)	3,845	6,675
Aptiv plc	3,410	298
AutoZone, Inc.(1)	327	355
Best Buy Co., Inc.	3,087	213
Booking Holdings, Inc.(1)	566	1,111
BorgWarner, Inc.	2,749	101
Capri Holdings Ltd.(1)	2,018	67
CarMax, Inc.(1)	2,204	194
Carnival Corp.	5,330	233
Chipotle Mexican Grill, Inc.(1)	339	285
Darden Restaurants, Inc.	1,635	193
Dollar General Corp.	3,422	544
Dollar Tree, Inc.(1)	3,150	360
eBay, Inc.	10,495	409
Expedia Group, Inc.	1,861	250
Ford Motor Co.	52,166	478
Gap, Inc. (The)	2,851	49
Garmin Ltd.	1,923	163
General Motors Co.	16,724	627
Genuine Parts Co.	1,944	194
H&R Block, Inc.	2,672	63
Hanesbrands, Inc.	4,813	74
Harley-Davidson, Inc.	2,086	75
	Shares	Value

Consumer Discretionary—continued
Hasbro, Inc.	1,562	$ 185
Hilton Worldwide Holdings, Inc.	3,818	355
Home Depot, Inc. (The)	14,578	3,382
Horton (D.R.), Inc.	4,480	236
Kohl’s Corp.	2,118	105
L Brands, Inc.	3,090	61
Leggett & Platt, Inc.	1,750	72
Lennar Corp. Class A	3,786	211
LKQ Corp.(1)	4,103	129
Lowe’s Cos., Inc.	10,273	1,130
Macy’s, Inc.	4,112	64
Marriott International, Inc. Class A	3,639	453
McDonald’s Corp.	10,109	2,170
MGM Resorts International	6,941	192
Mohawk Industries, Inc.(1)	797	99
Newell Brands, Inc.	5,072	95
NIKE, Inc. Class B	16,664	1,565
Nordstrom, Inc.	1,423	48
Norwegian Cruise Line Holdings Ltd.(1)	2,870	149
NVR, Inc.(1)	41	152
O’Reilly Automotive, Inc.(1)	1,018	406
PulteGroup, Inc.	3,431	125
PVH Corp.	987	87
Ralph Lauren Corp.	690	66
Ross Stores, Inc.	4,854	533
Royal Caribbean Cruises Ltd.	2,287	248
Starbucks Corp.	15,933	1,409
Tapestry, Inc.	3,818	99
Target Corp.	6,801	727
Tiffany & Co.	1,447	134
TJX Cos., Inc. (The)	16,092	897
Tractor Supply Co.	1,588	144
Ulta Beauty, Inc.(1)	783	196
Under Armour, Inc. Class A(1)	2,504	50
Under Armour, Inc. Class C(1)	2,587	47
VF Corp.	4,346	387
Whirlpool Corp.	846	134
Wynn Resorts Ltd.	1,289	140
Yum! Brands, Inc.	4,050	459
		30,309

Consumer Staples—5.0%
Altria Group, Inc.	11,024	451
Archer-Daniels-Midland Co.	3,287	135
Brown-Forman Corp. Class B	1,074	67
Campbell Soup Co.	995	47
Church & Dwight Co., Inc.	1,458	110
Clorox Co. (The)	742	113
Coca-Cola Co. (The)	20,630	1,123
Colgate-Palmolive Co.	5,063	372
Conagra Brands, Inc.	2,872	88
Constellation Brands, Inc. Class A	987	205
Costco Wholesale Corp.	1,535	442
Coty, Inc. Class A	1,736	18
	Shares	Value

Consumer Staples—continued
Estee Lauder Cos., Inc. (The) Class A	1,305	$ 260
General Mills, Inc.	3,561	196
Hershey Co. (The)	879	136
Hormel Foods Corp.	1,639	72
J.M. Smucker Co. (The)	673	74
Kellogg Co.	1,467	94
Kimberly-Clark Corp.	2,031	288
Kraft Heinz Co.(The)	3,672	103
Kroger Co. (The)	4,714	121
Lamb Weston Holdings, Inc.	860	62
McCormick & Co., Inc.	726	113
Molson Coors Brewing Co. Class B	1,109	64
Mondelez International, Inc. Class A	8,510	471
Monster Beverage Corp.(1)	2,283	132
PepsiCo, Inc.	7,495	1,028
Philip Morris International, Inc.	6,133	466
Procter & Gamble Co. (The)	13,416	1,669
Spectrum Brands Holdings, Inc.	20	1
Sysco Corp.	3,028	240
Tyson Foods, Inc. Class A	1,739	150
Walgreens Boots Alliance, Inc.	4,477	248
Walmart, Inc.	7,624	905
		10,064

Financials—4.9%
Affiliated Managers Group, Inc.	158	13
Aflac, Inc.	2,317	121
Allstate Corp. (The)	1,030	112
American Express Co.	2,129	252
American International Group, Inc.	2,723	152
Ameriprise Financial, Inc.	410	60
Aon plc	738	143
Assurant, Inc.	191	24
Bank of America Corp.	26,220	765
Bank of New York Mellon Corp. (The)	2,685	121
BB&T Corp.	2,398	128
Berkshire Hathaway, Inc. Class B(1)	6,137	1,277
BlackRock, Inc.	368	164
Capital One Financial Corp.	1,472	134
Cboe Global Markets, Inc.	350	40
Charles Schwab Corp. (The)	3,641	152
Chubb Ltd.	1,426	230
Cincinnati Financial Corp.	475	55
Citigroup, Inc.	7,070	488
Citizens Financial Group, Inc.	1,399	49
CME Group, Inc.	1,121	237
Comerica, Inc.	467	31
Discover Financial Services	996	81
E*TRADE Financial Corp.	751	33
See Notes to Financial Statements.

Rampart Sector Trend Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Shares	Value

Financials—continued
Everest Re Group Ltd.	128	$ 34
Fifth Third Bancorp	2,286	63
First Republic Bank	527	51
Franklin Resources, Inc.	883	26
Gallagher (Arthur J.) & Co.	582	52
Globe Life, Inc.	314	30
Goldman Sachs Group, Inc. (The)	1,013	210
Hartford Financial Services Group, Inc. (The)	1,132	69
Huntington Bancshares, Inc.	3,248	46
Intercontinental Exchange, Inc.	1,754	162
Invesco Ltd.	1,206	20
JPMorgan Chase & Co.	10,008	1,178
KeyCorp	3,140	56
Lincoln National Corp.	627	38
Loews Corp.	814	42
M&T Bank Corp.	418	66
MarketAxess Holdings, Inc.	118	39
Marsh & McLennan Cos., Inc.	1,585	159
MetLife, Inc.	2,491	117
Moody’s Corp.	509	104
Morgan Stanley	3,931	168
MSCI, Inc.	265	58
Nasdaq, Inc.	361	36
Northern Trust Corp.	673	63
People’s United Financial, Inc.	1,248	20
PNC Financial Services Group, Inc. (The)	1,394	195
Principal Financial Group, Inc.	812	46
Progressive Corp. (The)	1,830	141
Prudential Financial, Inc.	1,258	113
Raymond James Financial, Inc.	387	32
Regions Financial Corp.	3,123	49
S&P Global, Inc.	771	189
State Street Corp.	1,166	69
SunTrust Banks, Inc.	1,389	96
SVB Financial Group(1)	161	34
Synchrony Financial	1,910	65
T. Rowe Price Group, Inc.	737	84
Travelers Cos., Inc. (The)	815	121
U.S. Bancorp	4,488	248
Unum Group	653	19
Wells Fargo & Co.	12,549	633
Willis Towers Watson plc	404	78
Zions Bancorp NA	554	25
		10,006

Health Care—5.0%
Abbott Laboratories	5,295	443
AbbVie, Inc.	4,430	335
ABIOMED, Inc.(1)	136	24
Agilent Technologies, Inc.	927	71
	Shares	Value

Health Care—continued
Alexion Pharmaceuticals, Inc.(1)	672	$ 66
Align Technology, Inc.(1)	218	39
Allergan plc	983	165
AmerisourceBergen Corp.	456	38
Amgen, Inc.	1,797	348
Anthem, Inc.	766	184
Baxter International, Inc.	1,530	134
Becton, Dickinson & Co.	809	205
Biogen, Inc.(1)	553	129
Boston Scientific Corp.(1)	4,173	170
Bristol-Myers Squibb Co.	4,901	249
Cardinal Health, Inc.	893	42
Celgene Corp.(1)	2,123	211
Centene Corp.(1)	1,239	54
Cerner Corp.	954	65
Cigna Corp.	1,131	172
Cooper Cos., Inc. (The)	149	44
CVS Health Corp.	3,896	246
Danaher Corp.	1,913	276
DaVita, Inc.(1)	290	17
DENTSPLY SIRONA, Inc.	672	36
Edwards Lifesciences Corp.(1)	623	137
Eli Lilly & Co.	2,545	285
Gilead Sciences, Inc.	3,794	240
HCA Healthcare, Inc.	797	96
Henry Schein, Inc.(1)	444	28
Hologic, Inc.(1)	801	40
Humana, Inc.	405	104
IDEXX Laboratories, Inc.(1)	258	70
Illumina, Inc.(1)	440	134
Incyte Corp.(1)	535	40
Intuitive Surgical, Inc.(1)	345	186
IQVIA Holdings, Inc.(1)	546	82
Johnson & Johnson	7,907	1,023
Laboratory Corporation of America Holdings(1)	293	49
McKesson Corp.	554	76
Medtronic plc	4,020	437
Merck & Co., Inc.	7,671	646
Mettler-Toledo International, Inc.(1)	74	52
Mylan NV(1)	1,546	31
Nektar Therapeutics(1)	525	10
PerkinElmer, Inc.	333	28
Perrigo Co. plc	408	23
Pfizer, Inc.	16,571	595
Quest Diagnostics, Inc.	403	43
Regeneron Pharmaceuticals, Inc.(1)	239	66
ResMed, Inc.	430	58
Stryker Corp.	961	208
Teleflex, Inc.	139	47
Thermo Fisher Scientific, Inc.	1,200	349
UnitedHealth Group, Inc.	2,839	617
Universal Health Services, Inc. Class B	243	36
Varian Medical Systems, Inc.(1)	273	32
	Shares	Value

Health Care—continued
Vertex Pharmaceuticals, Inc.(1)	770	$ 130
Waters Corp.(1)	200	45
WellCare Health Plans, Inc.(1)	151	39
Zimmer Biomet Holdings, Inc.	615	84
Zoetis, Inc.	1,431	178
		10,107

Industrials—4.9%
3M Co.	2,501	411
A.O. Smith Corp.	601	29
Alaska Air Group, Inc.	536	35
Allegion plc	406	42
American Airlines Group, Inc.	1,723	47
AMETEK, Inc.	993	91
Arconic, Inc.	1,684	44
Boeing Co. (The)	2,324	884
Caterpillar, Inc.	2,446	309
Cintas Corp.	361	97
Copart, Inc.(1)	877	70
CSX Corp.	3,470	240
Cummins, Inc.	686	112
Deere & Co.	1,369	231
Delta Air Lines, Inc.	2,516	145
Dover Corp.	632	63
Eaton Corp. plc	1,826	152
Emerson Electric Co.	2,674	179
Equifax, Inc.	526	74
Expeditors International of Washington, Inc.	742	55
Fastenal Co.	2,493	81
FedEx Corp.	1,043	152
Flowserve Corp.	570	27
Fortive Corp.	1,284	88
Fortune Brands Home & Security, Inc.	608	33
General Dynamics Corp.	1,017	186
General Electric Co.	37,941	339
Honeywell International, Inc.	3,128	529
Hunt (JB) Transport Services, Inc.	371	41
Huntington Ingalls Industries, Inc.	180	38
IDEX Corp.	330	54
IHS Markit Ltd.(1)	1,744	117
Illinois Tool Works, Inc.	1,280	200
Ingersoll-Rand plc	1,050	129
Jacobs Engineering Group, Inc.	589	54
Johnson Controls International plc	3,459	152
Kansas City Southern	437	58
L3Harris Technologies, Inc.	971	203
Lockheed Martin Corp.	1,080	421
Masco Corp.	1,258	52
Nielsen Holdings plc	1,546	33
See Notes to Financial Statements.

Rampart Sector Trend Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Shares	Value

Industrials—continued
Norfolk Southern Corp.	1,145	$ 206
Northrop Grumman Corp.	684	256
PACCAR, Inc.	1,506	105
Parker-Hannifin Corp.	558	101
Pentair plc	731	28
Quanta Services, Inc.	618	23
Raytheon Co.	1,211	238
Republic Services, Inc.	920	80
Robert Half International, Inc.	511	28
Robinson (C.H.) Worldwide, Inc.	589	50
Rockwell Automation, Inc.	509	84
Rollins, Inc.	612	21
Roper Technologies, Inc.	452	161
Snap-on, Inc.	240	38
Southwest Airlines Co.	2,103	114
Stanley Black & Decker, Inc.	660	95
Textron, Inc.	1,000	49
TransDigm Group, Inc.	216	113
Union Pacific Corp.	3,063	496
United Airlines Holdings, Inc.(1)	961	85
United Parcel Service, Inc. Class B	3,036	364
United Rentals, Inc.(1)	335	42
United Technologies Corp.	3,526	481
Verisk Analytics, Inc.	711	112
W.W. Grainger, Inc.	192	57
Wabtec Corp.	792	57
Waste Management, Inc.	1,697	195
Xylem, Inc.	783	62
		10,038

Information Technology—19.9%
Accenture plc Class A	4,760	916
Adobe, Inc.(1)	3,627	1,002
Advanced Micro Devices, Inc.(1)	8,110	235
Akamai Technologies, Inc.(1)	1,233	113
Alliance Data Systems Corp.	306	39
Amphenol Corp. Class A	2,222	214
Analog Devices, Inc.	2,760	308
ANSYS, Inc.(1)	628	139
Apple, Inc.	31,738	7,108
Applied Materials, Inc.	6,902	344
Arista Networks, Inc.(1)	407	97
Autodesk, Inc.(1)	1,641	242
Automatic Data Processing, Inc.	3,242	523
Broadcom, Inc.	2,974	821
Broadridge Financial Solutions, Inc.	854	106
Cadence Design Systems, Inc.(1)	2,093	138
CDW Corp.	1,081	133
Cisco Systems, Inc.	31,717	1,567
Citrix Systems, Inc.	919	89
	Shares	Value

Information Technology—continued
Cognizant Technology Solutions Corp. Class A	4,126	$ 249
Corning, Inc.	5,834	166
DXC Technology Co.	1,957	58
F5 Networks, Inc.(1)	449	63
Fidelity National Information Services, Inc.	4,583	608
Fiserv, Inc.(1)	4,265	442
FleetCor Technologies, Inc.(1)	647	186
FLIR Systems, Inc.	1,013	53
Fortinet, Inc.(1)	1,060	81
Gartner, Inc.(1)	673	96
Global Payments, Inc.	2,242	357
Hewlett Packard Enterprise Co.	9,754	148
HP, Inc.	11,072	210
Intel Corp.	33,097	1,706
International Business Machines Corp.	6,619	963
Intuit, Inc.	1,943	517
IPG Photonics Corp.(1)	266	36
Jack Henry & Associates, Inc.	575	84
Juniper Networks, Inc.	2,584	64
Keysight Technologies, Inc.(1)	1,401	136
KLA Corp.	1,190	190
Lam Research Corp.	1,080	250
Leidos Holdings, Inc.	1,010	87
Mastercard, Inc. Class A	6,670	1,811
Maxim Integrated Products, Inc.	2,027	117
Microchip Technology, Inc.	1,778	165
Micron Technology, Inc.(1)	8,247	353
Microsoft Corp.	57,045	7,931
Motorola Solutions, Inc.	1,237	211
NetApp, Inc.	1,777	93
NVIDIA Corp.	4,550	792
Oracle Corp.	16,449	905
Paychex, Inc.	2,389	198
PayPal Holdings, Inc.(1)	8,791	911
Qorvo, Inc.(1)	880	65
QUALCOMM, Inc.	9,082	693
salesforce.com, Inc.(1)	6,552	973
Seagate Technology plc	1,769	95
Skyworks Solutions, Inc.	1,283	102
Symantec Corp.	4,248	100
Synopsys, Inc.(1)	1,123	154
TE Connectivity Ltd.	2,510	234
Texas Instruments, Inc.	6,975	902
VeriSign, Inc.(1)	778	147
Visa, Inc. Class A	12,902	2,219
Western Digital Corp.	2,211	132
Western Union Co. (The)	3,167	73
Xerox Holdings Corp.	1,422	43
Xilinx, Inc.	1,887	181
		40,484

	Shares	Value

Materials—5.0%
Air Products & Chemicals, Inc.	3,301	$ 732
Albemarle Corp.	1,588	110
Amcor plc	24,336	237
Avery Dennison Corp.	1,261	143
Ball Corp.	4,974	362
Celanese Corp.	1,854	227
CF Industries Holdings, Inc.	3,271	161
Corteva, Inc.	11,219	314
Dow, Inc.	11,133	531
DuPont de Nemours, Inc.	11,168	796
Eastman Chemical Co.	2,052	152
Ecolab, Inc.	3,750	743
FMC Corp.	1,954	171
Freeport-McMoRan, Inc.	21,735	208
International Flavors & Fragrances, Inc.	1,600	196
International Paper Co.	5,885	246
Linde plc	8,098	1,569
LyondellBasell Industries NV Class A	3,867	346
Martin Marietta Materials, Inc.	935	256
Mosaic Co. (The)	5,318	109
Newmont Goldcorp Corp.	12,282	466
Nucor Corp.	4,541	231
Packaging Corporation of America	1,418	151
PPG Industries, Inc.	3,540	420
Sealed Air Corp.	2,315	96
Sherwin-Williams Co. (The)	1,230	676
Vulcan Materials Co.	1,982	300
Westrock Co.	3,855	141
		10,090

Real Estate—4.9%
Alexandria Real Estate Equities, Inc.	1,430	220
American Tower Corp.	5,581	1,234
Apartment Investment & Management Co. Class A	1,877	98
AvalonBay Communities, Inc.	1,761	379
Boston Properties, Inc.	1,812	235
CBRE Group, Inc. Class A(1)	4,240	225
Crown Castle International Corp.	5,242	729
Digital Realty Trust, Inc.	2,627	341
Duke Realty Corp.	4,557	155
Equinix, Inc.	1,069	617
Equity Residential	4,395	379
Essex Property Trust, Inc.	829	271
Extra Space Storage, Inc.	1,620	189
Federal Realty Investment Trust	879	120
HCP, Inc.	6,192	221
Host Hotels & Resorts, Inc.	9,202	159
Iron Mountain, Inc.	3,620	117
Kimco Realty Corp.	5,322	111
Macerich Co. (The)	1,389	44
See Notes to Financial Statements.

Rampart Sector Trend Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Shares	Value

Real Estate—continued
Mid-America Apartment Communities, Inc.	1,438	$ 187
Prologis, Inc.	7,957	678
Public Storage	1,893	464
Realty Income Corp.	4,012	308
Regency Centers Corp.	2,113	147
SBA Communications, Corp.	1,426	344
Simon Property Group, Inc.	3,883	604
SL Green Realty Corp.	1,039	85
UDR, Inc.	3,692	179
Ventas, Inc.	4,697	343
Vornado Realty Trust	1,997	127
Welltower, Inc.	5,109	463
Weyerhaeuser Co.	9,392	260
		10,033

Utilities—19.7%
AES Corp.	30,010	490
Alliant Energy Corp.	10,737	579
Ameren Corp.	11,112	890
American Electric Power Co., Inc.	22,323	2,091
	Shares	Value

Utilities—continued
American Water Works Co., Inc.	8,167	$ 1,015
Atmos Energy Corp.	5,343	609
CenterPoint Energy, Inc.	22,703	685
CMS Energy Corp.	12,829	820
Consolidated Edison, Inc.	15,015	1,418
Dominion Energy, Inc.	37,156	3,011
DTE Energy Co.	8,286	1,102
Duke Energy Corp.	32,937	3,157
Edison International	16,188	1,221
Entergy Corp.	8,988	1,055
Evergy, Inc.	10,645	709
Eversource Energy	14,629	1,250
Exelon Corp.	43,921	2,122
FirstEnergy Corp.	24,411	1,177
NextEra Energy, Inc.	22,094	5,148
NiSource, Inc.	16,878	505
NRG Energy, Inc.	11,437	453
Pinnacle West Capital Corp.	5,077	493
PPL Corp.	32,650	1,028
Public Service Enterprise Group, Inc.	22,858	1,419
Sempra Energy	12,411	1,832
	Shares	Value

Utilities—continued
Southern Co. (The)	47,251	$ 2,919
WEC Energy Group, Inc.	14,260	1,356
Xcel Energy, Inc.	23,705	1,538
		40,092

Total Common Stocks (Identified Cost $180,410)		201,412

Total Long-Term Investments—99.0% (Identified Cost $180,410)		201,412

TOTAL INVESTMENTS—99.0% (Identified Cost $180,410)		$201,412
Other assets and liabilities, net—1.0%		2,091
NET ASSETS—100.0%		$203,503

Footnote Legend:
(1)	Non-income producing.
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$201,412	$201,412
Total Investments	$201,412	$201,412
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2019.
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
See Notes to Financial Statements.

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—95.8%
Communication Services—6.8%
Alphabet, Inc. Class C (United States)(1)	9,455	$ 11,525
Tencent Holdings Ltd. (China)	96,342	4,059
Walt Disney Co. (The) (United States)	47,253	6,158
		21,742

Consumer Discretionary—18.4%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	38,327	6,410
Amazon.com, Inc. (United States)(1)	5,142	8,926
Booking Holdings, Inc. (Netherlands)(1)	3,475	6,820
EssilorLuxottica SA (France)	15,181	2,188
Flutter Entertainment plc (Ireland)	62,609	5,852
Industria de Diseno Textil SA (Spain)	151,893	4,702
NIKE, Inc. Class B (United States)	72,900	6,847
O’Reilly Automotive, Inc. (United States)(1)	8,224	3,277
Royal Caribbean Cruises Ltd. (United States)	34,914	3,782
Starbucks Corp. (United States)	24,683	2,183
TJX Cos., Inc. (The) (United States)	134,470	7,495
		58,482

Consumer Staples—20.5%
Alimentation Couche-Tard, Inc. Class B (Canada)	327,748	10,044
Ambev S.A. ADR (Brazil)	723,996	3,345
Anheuser-Busch InBev NV (Belgium)	77,482	7,383
Coca-Cola Co. (The) (United States)	130,399	7,099
Nestle S.A. Registered Shares (Switzerland)	90,989	9,871
PepsiCo, Inc. (United States)	48,754	6,684
Reckitt Benckiser Group plc (United Kingdom)	42,234	3,294
Unilever NV (Netherlands)	212,377	12,766
Wal-Mart de Mexico SAB de C.V. (Mexico)	1,622,798	4,810
		65,296

	Shares	Value

Financials—12.2%
Berkshire Hathaway, Inc. Class B (United States)(1)	36,233	$ 7,537
CME Group, Inc. (United States)	33,098	6,995
HDFC Bank Ltd. (India)	663,604	11,494
HDFC Bank Ltd. ADR (India)	35,922	2,050
Housing Development Finance Corp., Ltd. (India)	262,649	7,327
M&T Bank Corp. (United States)	21,335	3,370
		38,773

Health Care—12.8%
Becton, Dickinson & Co. (United States)	30,764	7,782
Boston Scientific Corp. (United States)(1)	101,893	4,146
Johnson & Johnson (United States)	54,857	7,097
Medtronic plc (United States)	93,598	10,167
UnitedHealth Group, Inc. (United States)	52,897	11,496
		40,688

Industrials—6.7%
Canadian National Railway Co. (Canada)	50,502	4,535
RELX plc (United Kingdom)	162,589	3,869
Safran SA (France)	81,480	12,828
		21,232

Information Technology—16.0%
Keyence Corp. (Japan)	7,342	4,543
Mastercard, Inc. Class A (United States)	42,318	11,492
Microsoft Corp. (United States)	80,748	11,226
SAP SE (Germany)	70,209	8,255
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	88,182	4,099
Visa, Inc. Class A (United States)	65,127	11,203
		50,818

Materials—1.0%
Martin Marietta Materials, Inc. (United States)	12,429	3,407
	Shares	Value

Real Estate—1.4%
American Tower Corp. (United States)	19,739	$ 4,365
Total Common Stocks (Identified Cost $208,467)		304,803

Total Long-Term Investments—95.8% (Identified Cost $208,467)		304,803

Short-Term Investment—1.9%
Money Market Mutual Fund—1.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(2)	5,976,329	5,976
Total Short-Term Investment (Identified Cost $5,976)		5,976

TOTAL INVESTMENTS—97.7% (Identified Cost $214,443)		$310,779
Other assets and liabilities, net—2.3%		7,363
NET ASSETS—100.0%		$318,142

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	55%
India	7
Netherlands	6
France	5
Canada	5
China	3
Switzerland	3
Other	16
Total	100%
† % of total investments as of September 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 6.
See Notes to Financial Statements.

Vontobel Global Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$304,803	$304,803
Money Market Mutual Fund	5,976	5,976
Total Investments	$310,779	$310,779
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2019.
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
See Notes to Financial Statements.

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Shares	Value
Preferred Stock—2.8%
Health Care—2.8%
Grifols SA (Preference Shares), Class B, 1.840% (Spain)	5,806	$ 118
Total Preferred Stock (Identified Cost $94)		118

Common Stocks—92.1%
Communication Services—1.2%
Cellnex Telecom SA 144A (Spain)(1)(2)	1,240	51
Consumer Discretionary—12.8%
adidas AG (Germany)	251	78
Booking Holdings, Inc. (Netherlands)(2)	84	165
EssilorLuxottica SA (France)	636	92
Flutter Entertainment plc (Ireland)	910	85
Hermes International (France)	12	8
Industria de Diseno Textil SA (Spain)	1,065	33
LVMH Moet Hennessy Louis Vuitton SE (France)	144	57
Prosus NV (Netherlands)(2)	313	23
		541

Consumer Staples—25.0%
Anheuser-Busch InBev NV (Belgium)	1,687	161
Diageo plc (United Kingdom)	1,764	72
Heineken NV (Netherlands)	915	99
L’Oreal SA (France)	161	45
Nestle S.A. Registered Shares (Switzerland)	2,290	248
Pernod Ricard SA (France)	259	46
Philip Morris International, Inc. (United States)	1,326	101
Reckitt Benckiser Group plc (United Kingdom)	719	56
Unilever NV (Netherlands)	3,876	233
		1,061

Financials—4.9%
ABN AMRO Bank NV CVA 144A (Netherlands)(1)	1,826	32
Groupe Bruxelles Lambert SA (Belgium)	42	4
London Stock Exchange Group plc (United Kingdom)	1,730	156
	Shares	Value

Financials—continued
Pargesa Holding SA (Switzerland)	181	$ 14
		206

Health Care—8.1%
Alcon, Inc. (Switzerland)(2)	752	44
Coloplast A/S Class B (Denmark)	383	46
Eurofins Scientific SE (Luxembourg)(3)	6	3
Fresenius Medical Care AG & Co. KGaA (Germany)	633	43
Lonza Group AG (Switzerland)	140	47
Medtronic plc (United States)	1,475	160
		343

Industrials—25.0%
Aena SME SA 144A (Spain)(1)	481	88
Ashtead Group plc (United Kingdom)	2,559	71
DCC plc (Ireland)	849	74
IMCD NV (Netherlands)	57	4
Kingspan Group plc (Ireland)	1,253	61
RELX plc (United Kingdom)	5,235	125
Rentokil Initial plc (United Kingdom)	16,309	94
Safran SA (France)	963	152
Teleperformance (France)	599	130
Vinci SA (France)	1,365	147
Wolters Kluwer NV (Netherlands)	1,577	115
		1,061

Information Technology—10.5%
Accenture plc Class A (United States)	965	186
Amadeus IT Group SA (Spain)	1,041	74
SAP SE (Germany)	1,572	185
		445

Materials—4.6%
Air Liquide SA (France)	825	117
Sika AG Registered Shares (Switzerland)	524	77
		194

Total Common Stocks (Identified Cost $2,385)		3,902

Total Long-Term Investments—94.9% (Identified Cost $2,479)		4,020

	Shares	Value

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(4)(5)	2,474	$ 2
Total Securities Lending Collateral (Identified Cost $2)		2

TOTAL INVESTMENTS—94.9% (Identified Cost $2,481)		$4,022
Other assets and liabilities, net—5.1%		215
NET ASSETS—100.0%		$4,237

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $171 or 4.0% of net assets.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
France	20%
Netherlands	17
United Kingdom	14
United States	11
Switzerland	11
Spain	9
Germany	8
Other	10
Total	100%
† % of total investments as of September 30, 2019.
See Notes to Financial Statements.

Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,902	$3,902
Preferred Stock	118	118
Securities Lending Collateral	2	2
Total Investments	$4,022	$4,022
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2019.
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2019
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund
Assets
Investment in securities at value(1)	$ 110,856	$ 234,985	$ 52,964
Foreign currency at value(2)	—	— (a)	— (a)
Cash	2,934	4,777	971
Receivables
Investment securities sold	2,246	—	—
Fund shares sold	168	581	51
Dividends	125	889	142
Tax reclaims	29	71	31
Prepaid Trustees’ retainer	2	4	1
Prepaid expenses	25	35	30
Other assets	9	19	4
Total assets	116,394	241,361	54,194
Liabilities
Payables
Fund shares repurchased	107	398	— (a)
Investment securities purchased	4,037	—	—
Investment advisory fees	57	154	32
Distribution and service fees	20	12	1
Administration and accounting fees	10	21	5
Transfer agent and sub-transfer agent fees and expenses	19	90	9
Professional fees	23	25	25
Trustee deferred compensation plan	9	19	4
Other accrued expenses	8	15	4
Total liabilities	4,290	734	80
Net Assets	$ 112,104	$ 240,627	$ 54,114
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 88,330	$ 187,166	$ 47,604
Accumulated earnings (loss)	23,774	53,461	6,510
Net Assets	$ 112,104	$ 240,627	$ 54,114
Net Assets:
Class A	$ 37,533	$ 21,612	$ 2,318
Class C	$ 15,046	$ 9,399	$ 736
Class I	$ 50,089	$ 206,723	$ 51,060
Class R6	$ 9,436	$ 2,893	$ —
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	2,308,577	620,732	291,278
Class C	928,955	281,274	92,963
Class I	3,079,318	6,021,841	6,436,388
Class R6	580,139	84,073	—
Net Asset Value and Redemption Price Per Share:
Class A	$ 16.26	$ 34.82	$ 7.96
Class C	$ 16.20	$ 33.42	$ 7.92
Class I	$ 16.27	$ 34.33	$ 7.93
Class R6	$ 16.27	$ 34.41	$ —
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2019
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 17.25	$ 36.94	$ 8.45
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 89,696	$ 189,994	$ 45,752
(2) Foreign currency at cost	$ —	$ —(a)	$ —(a)

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2019
(Reported in thousands except shares and per share amounts)
	Herzfeld Fund	Horizon Wealth Masters Fund	KAR Emerging Markets Small-Cap Fund
Assets
Investment in securities at value(1)(2)	$ 50,129	$ 52,004	$ 113,689
Foreign currency at value(3)	—	—	33
Cash	1,059	155	436
Receivables
Investment securities sold	250	2,655	2
Fund shares sold	118	1	492
Dividends	80	49	254
Tax reclaims	—	—	4
Securities lending income	4	17	—
Prepaid Trustees’ retainer	1	1	2
Prepaid expenses	30	30	78
Other assets	4	4	9
Total assets	51,675	54,916	114,999
Liabilities
Payables
Fund shares repurchased	269	52	128
Investment securities purchased	—	2,887	684
Collateral on securities loaned	855	2,588	—
Investment advisory fees	40	23	89
Distribution and service fees	14	15	6
Administration and accounting fees	5	5	10
Transfer agent and sub-transfer agent fees and expenses	8	11	25
Professional fees	15	21	27
Trustee deferred compensation plan	4	4	9
Other accrued expenses	4	5	9
Other payables	37	—	—
Total liabilities	1,251	5,611	987
Net Assets	$ 50,424	$ 49,305	$ 114,012
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 48,864	$ 37,889	$ 108,027
Accumulated earnings (loss)	1,560	11,416	5,985
Net Assets	$ 50,424	$ 49,305	$ 114,012
Net Assets:
Class A	$ 4,956	$ 13,275	$ 27,479
Class C	$ 15,347	$ 15,134	$ 736
Class I	$ 30,121	$ 20,896	$ 85,699
Class R6	$ —	$ —	$ 98
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	444,799	810,927	2,271,524
Class C	1,384,021	964,560	61,150
Class I	2,702,042	1,265,721	7,048,719
Class R6	—	—	8,091
Net Asset Value and Redemption Price Per Share:
Class A	$ 11.14	$ 16.37	$ 12.10
Class C	$ 11.09	$ 15.69	$ 12.03
Class I	$ 11.15	$ 16.51	$ 12.16
Class R6	$ —	$ —	$ 12.16
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2019
(Reported in thousands except shares and per share amounts)
	Herzfeld Fund	Horizon Wealth Masters Fund	KAR Emerging Markets Small-Cap Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 11.82	$ 17.37	$ 12.84
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 48,014	$ 39,093	$ 105,368
(2) Market value of securities on loan	$ 838	$ 2,501	$ —
(3) Foreign currency at cost	$ —	$ —	$ 33
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2019
(Reported in thousands except shares and per share amounts)
	KAR International Small-Cap Fund	Rampart Alternatives Diversifier Fund	Rampart Equity Trend Fund
Assets
Investment in unaffiliated securities at value(1)	$ 1,501,509	$ 17,973	$ 308,089
Investment in affiliated funds at value(2)	—	20,374	—
Foreign currency at value(3)	838	—	—
Cash	21,200	758	1,599
Receivables
Investment securities sold	1,287	—	21,598
Fund shares sold	4,632	2	56
Dividends	1,636	14	281
Tax reclaims	242	—	—
Prepaid Trustees’ retainer	28	1	6
Prepaid expenses	116	33	37
Other assets	123	3	25
Total assets	1,531,611	39,158	331,691
Liabilities
Payables
Fund shares repurchased	1,305	64	956
Investment securities purchased	6,766	14	18,786
Investment advisory fees	1,227	—	259
Distribution and service fees	46	5	130
Administration and accounting fees	131	4	27
Transfer agent and sub-transfer agent fees and expenses	338	9	79
Professional fees	21	15	22
Trustee deferred compensation plan	123	3	25
Other accrued expenses	68	3	25
Total liabilities	10,025	117	20,309
Net Assets	$ 1,521,586	$ 39,041	$ 311,382
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,493,270	$ 58,828	$ 706,474
Accumulated earnings (loss)	28,316	(19,787)	(395,092)
Net Assets	$ 1,521,586	$ 39,041	$ 311,382
Net Assets:
Class A	$ 70,958	$ 15,897	$ 108,998
Class C	$ 37,210	$ 2,126	$ 128,143
Class I	$ 1,372,552	$ 21,018	$ 73,639
Class R6	$ 40,866	$ —	$ 602
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	4,185,490	1,397,380	7,189,445
Class C	2,236,458	187,782	8,892,904
Class I	80,573,781	1,852,328	4,791,676
Class R6	2,396,458	—	38,925
Net Asset Value and Redemption Price Per Share:
Class A	$ 16.95	$ 11.38	$ 15.16
Class C	$ 16.64	$ 11.32	$ 14.41
Class I	$ 17.03	$ 11.35	$ 15.37
Class R6	$ 17.05	$ —	$ 15.47
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2019
(Reported in thousands except shares and per share amounts)
	KAR International Small-Cap Fund	Rampart Alternatives Diversifier Fund	Rampart Equity Trend Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 17.98	$ 12.07	$ 16.08
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
(1) Investment in unaffiliated securities at cost	$ 1,452,132	$ 17,094	$ 269,974
(2) Investment in affiliated funds at cost	$ —	$ 13,160	$ —
(3) Foreign currency at cost	$ 844	$ —	$ —
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2019
(Reported in thousands except shares and per share amounts)
	Rampart Multi-Asset Trend Fund	Rampart Sector Trend Fund	Vontobel Global Opportunities Fund
Assets
Investment in securities at value(1)	$ 49,245	$ 201,412	$ 310,779
Foreign currency at value(2)	—	—	18
Cash	636	1,174	7,101
Receivables
Investment securities sold	3,077	4,488	—
Fund shares sold	9	23	665
Dividends	18	193	238
Tax reclaims	—	—	236
Prepaid Trustees’ retainer	1	4	6
Prepaid expenses	18	32	48
Other assets	4	17	26
Total assets	53,008	207,343	319,117
Liabilities
Payables
Fund shares repurchased	38	577	212
Investment securities purchased	3,054	3,012	—
Foreign capital gains tax	—	—	322
Investment advisory fees	41	76	209
Distribution and service fees	26	64	44
Administration and accounting fees	5	18	28
Transfer agent and sub-transfer agent fees and expenses	12	38	47
Professional fees	21	21	31
Trustee deferred compensation plan	4	17	26
Other accrued expenses	5	17	56
Total liabilities	3,206	3,840	975
Net Assets	$ 49,802	$ 203,503	$ 318,142
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 66,594	$ 192,816	$ 217,911
Accumulated earnings (loss)	(16,792)	10,687	100,231
Net Assets	$ 49,802	$ 203,503	$ 318,142
Net Assets:
Class A	$ 12,441	$ 98,647	$ 99,951
Class C	$ 28,019	$ 51,461	$ 28,147
Class I	$ 9,342	$ 53,395	$ 124,340
Class R6	$ —	$ —	$ 65,704
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,082,055	7,215,628	6,106,545
Class C	2,535,780	3,834,892	2,072,268
Class I	807,524	3,911,652	7,585,649
Class R6	—	—	4,002,520
Net Asset Value and Redemption Price Per Share:
Class A	$ 11.50	$ 13.67	$ 16.37
Class C	$ 11.05	$ 13.42	$ 13.58
Class I	$ 11.57	$ 13.65	$ 16.39
Class R6	$ —	$ —	$ 16.42
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2019
(Reported in thousands except shares and per share amounts)
	Rampart Multi-Asset Trend Fund	Rampart Sector Trend Fund	Vontobel Global Opportunities Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 12.20	$ 14.50	$ 17.37
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 44,985	$ 180,410	$ 214,443
(2) Foreign currency at cost	$ —	$ —	$ 18
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2019
(Reported in thousands except shares and per share amounts)
Vontobel Greater European Opportunities Fund
Assets
Investment in securities at value(1)(2)	$ 4,022
Cash	175
Receivables
Fund shares sold	— (a)
Receivable from adviser	6
Dividends	4
Tax reclaims	51
Prepaid Trustees’ retainer	— (a)
Prepaid expenses	18
Other assets	— (a)
Total assets	4,276
Liabilities
Payables
Fund shares repurchased	6
Investment securities purchased	2
Collateral on securities loaned	2
Distribution and service fees	1
Administration and accounting fees	1
Transfer agent and sub-transfer agent fees and expenses	1
Professional fees	24
Trustee deferred compensation plan	— (a)
Other accrued expenses	2
Total liabilities	39
Net Assets	$ 4,237
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 2,246
Accumulated earnings (loss)	1,991
Net Assets	$ 4,237
Net Assets:
Class A	$ 1,378
Class C	$ 579
Class I	$ 2,280
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	119,283
Class C	51,673
Class I	197,450
Net Asset Value and Redemption Price Per Share:
Class A	$ 11.55
Class C	$ 11.21
Class I	$ 11.55
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 12.25
Maximum Sales Charge - Class A	5.75%
(1) Investment in securities at cost	$ 2,481
(2) Market value of securities on loan	$ 2

(a)	Amount is less than $500.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS
YEAR ENDED September 30, 2019
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps International Real Estate Securities Fund
Investment Income
Dividends	$ 2,971	$ 6,453	$1,676
Foreign taxes withheld	(197)	(347)	(177)
Total investment income	2,774	6,106	1,499
Expenses
Investment advisory fees	609	1,708	447
Distribution and service fees, Class A	82	47	6
Distribution and service fees, Class C	163	91	8
Administration and accounting fees	106	218	44
Transfer agent fees and expenses	42	87	19
Sub-transfer agent fees and expenses, Class A	27	239	2
Sub-transfer agent fees and expenses, Class C	14	11	1
Sub-transfer agent fees and expenses, Class I	32	190	40
Printing fees and expenses	14	29	8
Professional fees	24	27	28
Interest expense	— (1)	— (1)	— (1)
Registration fees	57	67	47
Trustees’ fees and expenses	7	15	4
Miscellaneous expenses	11	22	6
Total expenses	1,188	2,751	660
Less expenses reimbursed and/or waived by investment adviser(2)	(2)	(306)	(87)
Less low balance account fees	— (1)	—	—
Net expenses	1,186	2,445	573
Net investment income (loss)	1,588	3,661	926
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	3,252	6,961	1,841
Foreign currency transactions	(8)	(5)	(1)
Net change in unrealized appreciation (depreciation) on:
Investments	11,188	22,132	2,363
Foreign currency transactions	(1)	(2)	— (1)
Net realized and unrealized gain (loss) on investments	14,431	29,086	4,203
Net increase (decrease) in net assets resulting from operations	$16,019	$32,747	$5,129

(1)	Amount is less than $500.
(2)	See Note 3D in the Notes to Financial Statements.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2019
($ reported in thousands)
	Herzfeld Fund	Horizon Wealth Masters Fund	KAR Emerging Markets Small-Cap Fund
Investment Income
Dividends	$ 2,191	$ 811	$ 3,728
Security lending, net of fees	67	141	—
Foreign taxes withheld	—	(2)	(318)
Total investment income	2,258	950	3,410
Expenses
Investment advisory fees	546	471	913
Distribution and service fees, Class A	13	38	50
Distribution and service fees, Class C	167	169	5
Administration and accounting fees	65	66	88
Transfer agent fees and expenses	24	24	32
Sub-transfer agent fees and expenses, Class A	4	13	22
Sub-transfer agent fees and expenses, Class C	15	16	— (1)
Sub-transfer agent fees and expenses, Class I	17	21	68
Custodian fees	— (1)	5	3
Printing fees and expenses	8	8	15
Professional fees	14	21	37
Interest expense	— (1)	— (1)	4
Registration fees	47	47	61
Trustees’ fees and expenses	5	5	5
Miscellaneous expenses	7	10	18
Total expenses	932	914	1,321
Less expenses reimbursed and/or waived by investment adviser(2)	(15)	(153)	(41)
Less low balance account fees	—	— (1)	—
Net expenses	917	761	1,280
Net investment income (loss)	1,341	189	2,130
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(1,651)	2,379	(4,173)
Foreign currency transactions	—	—	(40)
Capital gain received from investments in underlying funds	1,374	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(1,880)	(7,204)	7,448
Foreign currency transactions	—	—	— (1)
Net realized and unrealized gain (loss) on investments	(2,157)	(4,825)	3,235
Net increase (decrease) in net assets resulting from operations	$ (816)	$(4,636)	$ 5,365

(1)	Amount is less than $500.
(2)	See Note 3D in the Notes to Financial Statements.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2019
($ reported in thousands)
	KAR International Small-Cap Fund	Rampart Alternatives Diversifier Fund	Rampart Equity Trend Fund
Investment Income
Dividends	$ 53,903	$ 424	$ 6,104
Dividends from affiliated funds	—	658	—
Foreign taxes withheld	(2,689)	—	—
Total investment income	51,214	1,082	6,104
Expenses
Investment advisory fees	11,970	—	3,526
Distribution and service fees, Class A	151	32	242
Distribution and service fees, Class C	363	56	1,695
Administration and accounting fees	1,267	50	376
Transfer agent fees and expenses	516	18	191
Sub-transfer agent fees and expenses, Class A	65	14	79
Sub-transfer agent fees and expenses, Class C	35	6	134
Sub-transfer agent fees and expenses, Class I	1,151	25	76
Custodian fees	21	—	1
Printing fees and expenses	233	8	45
Professional fees	48	24	26
Interest expense	2	— (1)	1
Registration fees	167	49	61
Trustees’ fees and expenses	85	3	31
Miscellaneous expenses	80	6	46
Total expenses	16,154	291	6,530
Less low balance account fees	—	— (1)	— (1)
Net expenses	16,154	291	6,530
Net investment income (loss)	35,060	791	(426)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated investments	(53,634)	(122)	48,622
Affiliated funds	—	218	—
Foreign currency transactions	(470)	—	—
Net increase from payment by affiliates(2)	19	—	—
Capital gain received from investments in affiliated funds	—	577	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	27,987	(2,608)	(71,222)
Affiliated funds	—	1,221	—
Foreign currency transactions	(51)	—	—
Net realized and unrealized gain (loss) on investments	(26,149)	(714)	(22,600)
Net increase (decrease) in net assets resulting from operations	$ 8,911	$ 77	$(23,026)

(1)	Amount is less than $500.
(2)	See Note 3H in the Notes to Financial Statements.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2019
($ reported in thousands)
	Rampart Multi-Asset Trend Fund	Rampart Sector Trend Fund	Vontobel Global Opportunities Fund
Investment Income
Dividends	$ 1,228	$ 4,802	$ 4,181
Security lending, net of fees	—	—	4
Foreign taxes withheld	—	—	(211)
Total investment income	1,228	4,802	3,974
Expenses
Investment advisory fees	577	986	2,226
Distribution and service fees, Class A	33	238	259
Distribution and service fees, Class C	326	654	291
Administration and accounting fees	69	237	282
Transfer agent fees and expenses	31	105	125
Sub-transfer agent fees and expenses, Class A	11	57	57
Sub-transfer agent fees and expenses, Class C	26	50	23
Sub-transfer agent fees and expenses, Class I	12	50	88
Custodian fees	5	5	7
Printing fees and expenses	10	27	39
Professional fees	23	23	33
Interest expense	— (1)	— (1)	— (1)
Registration fees	44	46	66
Trustees’ fees and expenses	5	18	19
Miscellaneous expenses	12	37	48
Total expenses	1,184	2,533	3,563
Less expenses reimbursed and/or waived by investment adviser(2)	—	—	(168)
Less low balance account fees	— (1)	— (1)	(2)
Net expenses	1,184	2,533	3,393
Net investment income (loss)	44	2,269	581
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	2,697	14,546	5,388
Foreign currency transactions	—	—	(53)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,016)	(19,111)	19,062
Foreign currency transactions	—	—	(6)
Net realized and unrealized gain (loss) on investments	681	(4,565)	24,391
Net increase (decrease) in net assets resulting from operations	$ 725	$ (2,296)	$24,972

(1)	Amount is less than $500.
(2)	See Note 3D in the Notes to Financial Statements.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2019
($ reported in thousands)
Vontobel Greater European Opportunities Fund
Investment Income
Dividends	$ 125
Security lending, net of fees	1
Foreign taxes withheld	(12)
Total investment income	114
Expenses
Investment advisory fees	46
Distribution and service fees, Class A	5
Distribution and service fees, Class C	9
Administration and accounting fees	14
Transfer agent fees and expenses	3
Sub-transfer agent fees and expenses, Class A	3
Sub-transfer agent fees and expenses, Class C	1
Sub-transfer agent fees and expenses, Class I	3
Custodian fees	1
Printing fees and expenses	2
Professional fees	30
Interest expense	— (1)
Registration fees	42
Trustees’ fees and expenses	1
Miscellaneous expenses	3
Total expenses	163
Less expenses reimbursed and/or waived by investment adviser(2)	(83)
Net expenses	80
Net investment income (loss)	34
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	521
Foreign currency transactions	(1)
Net change in unrealized appreciation (depreciation) on:
Investments	(688)
Foreign currency transactions	(1)
Net realized and unrealized gain (loss) on investments	(169)
Net increase (decrease) in net assets resulting from operations	$(135)

(1)	Amount is less than $500.
(2)	See Note 3D in the Notes to Financial Statements.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Duff & Phelps Global Infrastructure Fund		Duff & Phelps Global Real Estate Securities Fund
	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 1,588	$ 1,994	$ 3,661	$ 4,925
Net realized gain (loss)	3,244	3,834	6,956	3,470
Net change in unrealized appreciation (depreciation)	11,187	(6,964)	22,130	4,685
Increase (decrease) in net assets resulting from operations	16,019	(1,136)	32,747	13,080
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,763)	(1,072) (1)	(245)	(366) (1)
Class C	(815)	(490) (1)	(192)	(174) (1)
Class I	(1,856)	(1,448) (1)	(4,838)	(3,322) (1)
Class R6	(506)	(174) (1)	(62)	(171) (1)
Total Dividends and Distributions to Shareholders	(4,940)	(3,184)	(5,337)	(4,033)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	1,297	(3,553)	(554)	(5,316)
Class C	(4,772)	(6,325)	(1,321)	(1,680)
Class I	15,215	(24,109)	37,767	(16,015)
Class R6	(3,202)	11,888	(3,984)	(1,619)
Increase (decrease) in net assets from capital transactions	8,538	(22,099)	31,908	(24,630)
Net increase (decrease) in net assets	19,617	(26,419)	59,318	(15,583)
Net Assets
Beginning of period	92,487	118,906	181,309	196,892
End of Period	$ 112,104	$ 92,487	$ 240,627	$ 181,309
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (6)	N/A	$ 3,839

(1)	For the year ended September 30, 2018, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (697)	$ (323)
Class C	(254)	(154)
Class I	(904)	(3,038)
Class R6	(173)	(157)
Net realized gains:
Class A	(375)	(43)
Class C	(236)	(20)
Class I	(544)	(284)
Class R6	(1)	(14)
Total	$ (3,184)	$ (4,033)
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Duff & Phelps International Real Estate Securities Fund		Herzfeld Fund
	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 926	$ 1,265	$ 1,341	$ 1,312
Net realized gain (loss)	1,840	2,007	(277)	5,182
Net change in unrealized appreciation (depreciation)	2,363	(1,193)	(1,880)	(2,017)
Increase (decrease) in net assets resulting from operations	5,129	2,079	(816)	4,477
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(70)	(41) (1)	(548)	(236) (1)
Class C	(28)	(9) (1)	(1,673)	(411) (1)
Class I	(1,620)	(500) (1)	(3,605)	(1,211) (1)
Tax Return on Capital:
Class A	—	—	(30)	—
Class C	—	—	(92)	—
Class I	—	—	(179)	—
Total Dividends and Distributions to Shareholders	(1,718)	(550)	(6,127)	(1,858)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	18	(528)	(580)	(2,309)
Class C	(261)	(90)	(1,744)	(679)
Class I	7,864	17,135	(2,608)	(1,270)
Increase (decrease) in net assets from capital transactions	7,621	16,517	(4,932)	(4,258)
Net increase (decrease) in net assets	11,032	18,046	(11,875)	(1,639)
Net Assets
Beginning of period	43,082	25,036	62,299	63,938
End of Period	$ 54,114	$ 43,082	$ 50,424	$ 62,299
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 733	N/A	$ 79

(1)	For the year ended September 30, 2018, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (41)	$ (181)
Class C	(9)	(310)
Class I	(500)	(1,011)
Net realized gains:
Class A	—	(55)
Class C	—	(101)
Class I	—	(200)
Total	$ (550)	$ (1,858)
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Horizon Wealth Masters Fund		KAR Emerging Markets Small-Cap Fund
	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 189	$ (119)	$ 2,130	$ 213
Net realized gain (loss)	2,379	5,266	(4,213)	212
Net change in unrealized appreciation (depreciation)	(7,204)	2,266	7,448	(90)
Increase (decrease) in net assets resulting from operations	(4,636)	7,413	5,365	335
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,150)	(170) (1)	(30)	(7) (1)
Class C	(1,290)	(182) (1)	—	—
Class I	(1,724)	(247) (1)	(172)	(102) (1)
Total Dividends and Distributions to Shareholders	(4,164)	(599)	(202)	(109)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(3,268)	(3,701)	21,148	2,998
Class C	(2,611)	(2,929)	366	24
Class I	(4,486)	(4,312)	53,589	19,761
Class R6	—	—	100	—
Increase (decrease) in net assets from capital transactions	(10,365)	(10,942)	75,203	22,783
Net increase (decrease) in net assets	(19,165)	(4,128)	80,366	23,009
Net Assets
Beginning of period	68,470	72,598	33,646	10,637
End of Period	$ 49,305	$ 68,470	$ 114,012	$ 33,646
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (5)	N/A	$ 192

(1)	For the year ended September 30, 2018, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ —	$ (7)
Class I	—	(102)
Net realized gains:
Class A	(170)	—
Class C	(182)	—
Class I	(247)	—
Total	$ (599)	$ (109)
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR International Small-Cap Fund		Rampart Alternatives Diversifier Fund
	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 35,060	$ 5,736	$ 791	$ 425
Net realized gain (loss)	(54,104)	6,223	673	1,853
Net increase from payment by affiliates(1)	19	—	—	—
Net change in unrealized appreciation (depreciation)	27,936	(3,949)	(1,387)	229
Increase (decrease) in net assets resulting from operations	8,911	8,010	77	2,507
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(477)	(336) (2)	(216)	(109) (2)
Class C	(225)	(208) (2)	(73)	(71) (2)
Class I	(10,947)	(3,359) (2)	(601)	(214) (2)
Class R6	(400)	(839) (2)	—	—
Total Dividends and Distributions to Shareholders	(12,049)	(4,742)	(890)	(394)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	23,261	29,130	5,493	(1,342)
Class C	1,790	22,067	(7,376)	(3,979)
Class I	598,708	597,500	1,216	(653)
Class R6	(28,632)	32,554	—	—
Increase (decrease) in net assets from capital transactions	595,127	681,251	(667)	(5,974)
Net increase (decrease) in net assets	591,989	684,519	(1,480)	(3,861)
Net Assets
Beginning of period	929,597	245,078	40,521	44,382
End of Period	$ 1,521,586	$ 929,597	$ 39,041	$ 40,521
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 4,388	N/A	$ 290

(1)	See Note 3H in the Notes to Financial Statements.
(2)	For the year ended September 30, 2018, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (117)	$ (109)
Class C	(42)	(71)
Class I	(1,302)	(214)
Class R6	(337)	—
Net realized gains:
Class A	(219)	—
Class C	(166)	—
Class I	(2,057)	—
Class R6	(502)	—
Total	$ (4,742)	$ (394)
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Rampart Equity Trend Fund		Rampart Multi-Asset Trend Fund
	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (426)	$ (1,036)	$ 44	$ 227
Net realized gain (loss)	48,622	62,877	2,697	4,913
Net change in unrealized appreciation (depreciation)	(71,222)	12,227	(2,016)	(2,296)
Increase (decrease) in net assets resulting from operations	(23,026)	74,068	725	2,844
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	—	(44)	—
Class I	—	—	(92)	—
Total Dividends and Distributions to Shareholders	—	—	(136)	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	3,272	(43,609)	(2,564)	(4,030)
Class C	(77,294)	(73,514)	(11,924)	(12,942)
Class I	(31,631)	(56,832)	(5,959)	(2,920)
Class R6	—	353	—	—
Increase (decrease) in net assets from capital transactions	(105,653)	(173,602)	(20,447)	(19,892)
Net increase (decrease) in net assets	(128,679)	(99,534)	(19,858)	(17,048)
Net Assets
Beginning of period	440,061	539,595	69,660	86,708
End of Period	$ 311,382	$ 440,061	$ 49,802	$ 69,660
Accumulated undistributed net investment income (loss) at end of period	N/A	$ (814)	N/A	$ 79
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Rampart Sector Trend Fund		Vontobel Global Opportunities Fund
	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 2,269	$ 1,363	$ 581	$ 311
Net realized gain (loss)	14,546	37,146	5,335	20,844
Net change in unrealized appreciation (depreciation)	(19,111)	(5,473)	19,056	2,604
Increase (decrease) in net assets resulting from operations	(2,296)	33,036	24,972	23,759
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(859)	(902) (1)	(9,904)	(6,247) (1)
Class C	(63)	(24) (1)	(3,484)	(2,000) (1)
Class I	(778)	(790) (1)	(7,873)	(4,710) (1)
Class R6	—	—	(42)	—
Total Dividends and Distributions to Shareholders	(1,700)	(1,716)	(21,303)	(12,957)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	2,723	(15,737)	(3,343)	(14,507)
Class C	(33,744)	(29,070)	(2,189)	923
Class I	(5,247)	(19,857)	42,310	536
Class R6	—	—	60,096	407
Increase (decrease) in net assets from capital transactions	(36,268)	(64,664)	96,874	(12,641)
Net increase (decrease) in net assets	(40,264)	(33,344)	100,543	(1,839)
Net Assets
Beginning of period	243,767	277,111	217,599	219,438
End of Period	$ 203,503	$ 243,767	$ 318,142	$ 217,599
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 575	N/A	$ 178

(1)	For the year ended September 30, 2018, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (902)	$ (7)
Class C	(24)	—
Class I	(790)	(256)
Net realized gains:
Class A	—	(6,240)
Class C	—	(2,000)
Class I	—	(4,454)
Total	$ (1,716)	$ (12,957)
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Vontobel Greater European Opportunities Fund
	Year Ended September 30, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 34	$ 63
Net realized gain (loss)	520	2,205
Net change in unrealized appreciation (depreciation)	(689)	(2,206)
Increase (decrease) in net assets resulting from operations	(135)	62
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(723)	(479) (1)
Class C	(365)	(237) (1)
Class I	(594)	(587) (1)
Total Dividends and Distributions to Shareholders	(1,682)	(1,303)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,107)	(449)
Class C	(800)	(114)
Class I	225	(6,714)
Increase (decrease) in net assets from capital transactions	(1,682)	(7,277)
Net increase (decrease) in net assets	(3,499)	(8,518)
Net Assets
Beginning of period	7,736	16,254
End of Period	$ 4,237	$ 7,736
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 47

(1)	For the year ended September 30, 2018, the distributions to shareholders for the Funds were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (58)
Class C	(17)
Class I	(84)
Net realized gains:
Class A	(421)
Class C	(220)
Class I	(503)
Total	$ (1,303)
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate

Duff & Phelps Global Infrastructure Fund
Class A
10/1/18 to 9/30/19	$14.45	0.25	—	2.38	2.63	(0.27)	—	(0.55)	(0.82)	—	1.81	$16.26	19.13%	$ 37,533	1.26%	1.26%	1.69%	30%
10/1/17 to 9/30/18	15.00	0.28	—	(0.39)	(0.11)	(0.29)	—	(0.15)	(0.44)	—	(0.55)	14.45	(0.75)	32,466	1.25	1.25	1.91	36
10/1/16 to 9/30/17	14.22	0.29	—	1.15	1.44	(0.28)	—	(0.38)	(0.66)	—	0.78	15.00	10.70 (6)	37,401	1.29 (6)	1.30	2.04 (6)	56
10/1/15 to 9/30/16	13.62	0.29	—	1.54	1.83	(0.33)	—	(0.90)	(1.23)	—	0.60	14.22	14.79	51,148	1.34 (7)	1.34	2.16	17
10/1/14 to 9/30/15	15.38	0.36	—	(1.60)	(1.24)	(0.39)	—	(0.13)	(0.52)	—	(1.76)	13.62	(8.27)	60,744	1.22	1.22	2.38	27
Class C
10/1/18 to 9/30/19	$14.39	0.14	—	2.37	2.51	(0.15)	—	(0.55)	(0.70)	—	1.81	$16.20	18.32%	$ 15,046	2.01%	2.01%	0.97%	30%
10/1/17 to 9/30/18	14.94	0.17	—	(0.39)	(0.22)	(0.18)	—	(0.15)	(0.33)	—	(0.55)	14.39	(1.54)	17,972	2.00	2.00	1.16	36
10/1/16 to 9/30/17	14.17	0.18	—	1.14	1.32	(0.17)	—	(0.38)	(0.55)	—	0.77	14.94	9.84 (6)	25,144	2.04 (6)	2.05	1.30 (6)	56
10/1/15 to 9/30/16	13.57	0.19	—	1.53	1.72	(0.22)	—	(0.90)	(1.12)	—	0.60	14.17	13.94	29,616	2.08 (7)	2.08	1.42	17
10/1/14 to 9/30/15	15.33	0.25	—	(1.59)	(1.34)	(0.29)	—	(0.13)	(0.42)	—	(1.76)	13.57	(8.94)	41,039	1.97	1.97	1.66	27
Class I
10/1/18 to 9/30/19	$14.45	0.29	—	2.39	2.68	(0.31)	—	(0.55)	(0.86)	—	1.82	$16.27	19.50%	$ 50,089	1.02%	1.02%	1.94%	30%
10/1/17 to 9/30/18	15.00	0.31	—	(0.38)	(0.07)	(0.33)	—	(0.15)	(0.48)	—	(0.55)	14.45	(0.52)	30,488	1.01	1.01	2.12	36
10/1/16 to 9/30/17	14.23	0.33	—	1.14	1.47	(0.32)	—	(0.38)	(0.70)	—	0.77	15.00	10.92 (6)	56,361	1.04 (6)	1.04	2.29 (6)	56
10/1/15 to 9/30/16	13.63	0.32	—	1.54	1.86	(0.36)	—	(0.90)	(1.26)	—	0.60	14.23	15.07	41,056	1.08 (7)	1.08	2.37	17
10/1/14 to 9/30/15	15.38	0.39	—	(1.58)	(1.19)	(0.43)	—	(0.13)	(0.56)	—	(1.75)	13.63	(7.98)	50,522	0.97	0.97	2.61	27
Class R6
10/1/18 to 9/30/19	$14.45	0.30	—	2.39	2.69	(0.32)	—	(0.55)	(0.87)	—	1.82	$16.27	19.60%	$ 9,436	0.91% (8)	0.93%	2.02%	30%
1/30/18 (9) to 9/30/18	15.06	0.23	—	(0.60)	(0.37)	(0.24)	—	—	(0.24)	—	(0.61)	14.45	(2.44)	11,561	0.93	0.93	2.41	36 (10)

Duff & Phelps Global Real Estate Securities Fund
Class A
10/1/18 to 9/30/19	$30.30	0.51	—	4.46	4.97	(0.44)	—	(0.01)	(0.45)	—	4.52	$34.82	16.72%	$ 21,612	1.40%	2.61%	1.63%	31%
10/1/17 to 9/30/18	28.64	0.74	—	1.38	2.12	(0.40)	—	(0.06)	(0.46)	—	1.66	30.30	7.48	19,470	1.40	2.51	2.53	41
10/1/16 to 9/30/17	28.97	0.39	—	0.07	0.46	(0.72)	—	(0.07)	(0.79)	—	(0.33)	28.64	1.82	23,626	1.40	1.68	1.41	36
10/1/15 to 9/30/16	26.19	0.40	—	3.12	3.52	(0.33)	—	(0.41)	(0.74)	—	2.78	28.97	13.75	68,087	1.41 (7)	1.54	1.45	22
10/1/14 to 9/30/15	25.18	0.66	—	1.08	1.74	(0.64)	—	(0.09)	(0.73)	—	1.01	26.19	6.83	36,315	1.40	1.50	2.45	27
Class C
10/1/18 to 9/30/19	$29.50	0.25	—	4.29	4.54	(0.61)	—	(0.01)	(0.62)	—	3.92	$33.42	15.84%	$ 9,399	2.15%	2.20%	0.84%	31%
10/1/17 to 9/30/18	28.12	0.50	—	1.36	1.86	(0.42)	—	(0.06)	(0.48)	—	1.38	29.50	6.68	9,580	2.15	2.21	1.73	41
10/1/16 to 9/30/17	28.41	0.23	—	0.02	0.25	(0.47)	—	(0.07)	(0.54)	—	(0.29)	28.12	1.06	10,771	2.15	2.31	0.86	36
10/1/15 to 9/30/16	25.71	0.20	—	3.06	3.26	(0.15)	—	(0.41)	(0.56)	—	2.70	28.41	12.89	13,560	2.16 (7)	2.29	0.73	22
10/1/14 to 9/30/15	24.77	0.45	—	1.07	1.52	(0.49)	—	(0.09)	(0.58)	—	0.94	25.71	6.07	8,421	2.15	2.26	1.68	27
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate
Duff & Phelps Global Real Estate Securities Fund (Continued)
Class I
10/1/18 to 9/30/19	$30.33	0.59	—	4.35	4.94	(0.93)	—	(0.01)	(0.94)	—	4.00	$34.33	17.01%	$ 206,723	1.15%	1.19%	1.90%	31%
10/1/17 to 9/30/18	28.77	0.80	—	1.39	2.19	(0.57)	—	(0.06)	(0.63)	—	1.56	30.33	7.70	145,648	1.15	1.19	2.72	41
10/1/16 to 9/30/17	29.19	0.54	—	(0.02)	0.52	(0.87)	—	(0.07)	(0.94)	—	(0.42)	28.77	2.02	154,704	1.15	1.31	1.93	36
10/1/15 to 9/30/16	26.37	0.51	—	3.11	3.62	(0.39)	—	(0.41)	(0.80)	—	2.82	29.19	14.06	114,428	1.16 (7)	1.29	1.79	22
10/1/14 to 9/30/15	25.33	0.73	—	1.10	1.83	(0.70)	—	(0.09)	(0.79)	—	1.04	26.37	7.11	32,659	1.15	1.25	2.69	27
Class R6
10/1/18 to 9/30/19	$30.37	0.54	—	4.47	5.01	(0.96)	—	(0.01)	(0.97)	—	4.04	$34.41	17.23%	$ 2,893	0.94% (8)	1.08%	1.75%	31%
10/1/17 to 9/30/18	28.79	0.86	—	1.38	2.24	(0.60)	—	(0.06)	(0.66)	—	1.58	30.37	7.90	6,611	1.00 (8)	1.09	2.92	41
11/3/16 (9) to 9/30/17	26.78	0.50	—	2.47	2.97	(0.89)	—	(0.07)	(0.96)	—	2.01	28.79	11.39	7,791	1.04	1.12	1.92	36 (10)

Duff & Phelps International Real Estate Securities Fund
Class A
10/1/18 to 9/30/19	$ 7.41	0.14	—	0.68	0.82	(0.27)	—	—	(0.27)	—	0.55	$ 7.96	11.65%	$ 2,318	1.50%	1.71%	1.87%	34%
10/1/17 to 9/30/18	6.93	0.30	—	0.30	0.60	(0.12)	—	—	(0.12)	—	0.48	7.41	8.72	2,145	1.50	1.85	4.07	38
10/1/16 to 9/30/17	7.25	0.13	—	(0.01)	0.12	(0.44)	—	—	(0.44)	—	(0.32)	6.93	2.53	2,506	1.50	1.99	1.94	24
10/1/15 to 9/30/16	6.63	0.11	—	0.58	0.69	(0.07)	—	—	(0.07)	—	0.62	7.25	10.47	8,680	1.51 (7)	1.91	1.60	26
10/1/14 to 9/30/15	7.03	0.28	—	(0.21)	0.07	(0.47)	—	—	(0.47)	—	(0.40)	6.63	0.94	12,415	1.50	1.78	4.09	27
Class C
10/1/18 to 9/30/19	$ 7.38	0.08	—	0.68	0.76	(0.22)	—	—	(0.22)	—	0.54	$ 7.92	10.84%	$ 736	2.25%	2.44%	1.06%	34%
10/1/17 to 9/30/18	6.89	0.25	—	0.30	0.55	(0.06)	—	—	(0.06)	—	0.49	7.38	7.97	945	2.25	2.59	3.35	38
10/1/16 to 9/30/17	7.21	0.09	—	(0.02)	0.07	(0.39)	—	—	(0.39)	—	(0.32)	6.89	1.72	957	2.25	2.73	1.32	24
10/1/15 to 9/30/16	6.59	0.07	—	0.57	0.64	(0.02)	—	—	(0.02)	—	0.62	7.21	9.69	2,006	2.26 (7)	2.68	0.97	26
10/1/14 to 9/30/15	6.97	0.23	—	(0.20)	0.03	(0.41)	—	—	(0.41)	—	(0.38)	6.59	0.29	2,226	2.25	2.52	3.36	27
Class I
10/1/18 to 9/30/19	$ 7.40	0.16	—	0.67	0.83	(0.30)	—	—	(0.30)	—	0.53	$ 7.93	11.84%	$ 51,060	1.25%	1.44%	2.10%	34%
10/1/17 to 9/30/18	6.94	0.28	—	0.34	0.62	(0.16)	—	—	(0.16)	—	0.46	7.40	9.03	39,992	1.25	1.53	3.74	38
10/1/16 to 9/30/17	7.26	0.16	—	(0.03)	0.13	(0.45)	—	—	(0.45)	—	(0.32)	6.94	2.79	21,573	1.25	1.72	2.45	24
10/1/15 to 9/30/16	6.64	0.14	—	0.56	0.70	(0.08)	—	—	(0.08)	—	0.62	7.26	10.72	24,348	1.26 (7)	1.68	1.98	26
10/1/14 to 9/30/15	7.03	0.30	—	(0.20)	0.10	(0.49)	—	—	(0.49)	—	(0.39)	6.64	1.31	24,999	1.25	1.52	4.36	27
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate

Herzfeld Fund
Class A
10/1/18 to 9/30/19	$12.64	0.29	0.28	(0.78)	(0.21)	(0.36)	(0.06)	(0.87)	(1.29)	—	(1.50)	$11.14	(0.37) %	$ 4,956	1.60%	1.63%	2.55%	61%
10/1/17 to 9/30/18	12.15	0.26	0.31	0.28	0.85	(0.29)	—	(0.07)	(0.36)	—	0.49	12.64	7.06	6,198	1.60	1.62	2.11	69
10/1/16 to 9/30/17	10.92	0.27	0.22	1.10	1.59	(0.36)	—	—	(0.36)	—	1.23	12.15	14.78	8,146	1.59	1.67	2.39	44
10/1/15 to 9/30/16	9.91	0.34	—	1.20	1.54	(0.43)	—	(0.10)	(0.53)	—	1.01	10.92	16.04	11,060	1.61 (7)	1.74	3.33	53
10/1/14 to 9/30/15	11.37	0.35	—	(1.12)	(0.77)	(0.37)	—	(0.32)	(0.69)	—	(1.46)	9.91	(7.17)	8,324	1.60	1.73	3.20	57
Class C
10/1/18 to 9/30/19	$12.59	0.20	0.28	(0.78)	(0.30)	(0.27)	(0.06)	(0.87)	(1.20)	—	(1.50)	$11.09	(1.14) %	$ 15,347	2.35%	2.40%	1.80%	61%
10/1/17 to 9/30/18	12.10	0.16	0.29	0.31	0.76	(0.20)	—	(0.07)	(0.27)	—	0.49	12.59	6.31	19,231	2.35	2.36	1.32	69
10/1/16 to 9/30/17	10.88	0.18	0.19	1.13	1.50	(0.28)	—	—	(0.28)	—	1.22	12.10	13.94	19,147	2.34	2.42	1.58	44
10/1/15 to 9/30/16	9.87	0.27	—	1.19	1.46	(0.35)	—	(0.10)	(0.45)	—	1.01	10.88	15.22	15,568	2.36 (7)	2.49	2.61	53
10/1/14 to 9/30/15	11.34	0.26	—	(1.11)	(0.85)	(0.30)	—	(0.32)	(0.62)	—	(1.47)	9.87	(7.94)	14,761	2.35	2.48	2.39	57
Class I
10/1/18 to 9/30/19	$12.66	0.31	0.29	(0.79)	(0.19)	(0.39)	(0.06)	(0.87)	(1.32)	—	(1.51)	$11.15	(0.16) %	$ 30,121	1.35%	1.37%	2.78%	61%
10/1/17 to 9/30/18	12.17	0.29	0.29	0.31	0.89	(0.33)	—	(0.07)	(0.40)	—	0.49	12.66	7.38	36,870	1.33	1.35	2.32	69
10/1/16 to 9/30/17	10.94	0.30	0.18	1.14	1.62	(0.39)	—	—	(0.39)	—	1.23	12.17	15.07	36,645	1.35	1.41	2.64	44
10/1/15 to 9/30/16	9.92	0.37	—	1.21	1.58	(0.46)	—	(0.10)	(0.56)	—	1.02	10.94	16.40	20,511	1.36 (7)	1.49	3.59	53
10/1/14 to 9/30/15	11.39	0.37	—	(1.12)	(0.75)	(0.40)	—	(0.32)	(0.72)	—	(1.47)	9.92	(7.01)	15,148	1.35	1.47	3.39	57

Horizon Wealth Masters Fund
Class A
10/1/18 to 9/30/19	$18.80	0.07	—	(1.33)	(1.26)	—	—	(1.17)	(1.17)	—	(2.43)	$16.37	(5.83) %	$ 13,275	1.25%	1.52%	0.46%	25%
10/1/17 to 9/30/18	17.07	(0.01)	—	1.89	1.88	—	—	(0.15)	(0.15)	—	1.73	18.80	11.04	18,883	1.30 (8)	1.47	(0.05)	27
10/1/16 to 9/30/17	14.60	0.05	—	2.52	2.57	(0.10)	—	—	(0.10)	—	2.47	17.07	17.67	20,639	1.45	1.52	0.32	30
10/1/15 to 9/30/16	13.25	0.07	—	1.55	1.62	(0.03)	—	(0.24)	(0.27)	—	1.35	14.60	12.44	33,204	1.46 (7)	1.54	0.53	30
10/1/14 to 9/30/15	14.50	0.05	—	(0.98)	(0.93)	(0.05)	—	(0.27)	(0.32)	—	(1.25)	13.25	(6.74)	54,109	1.45	1.46	0.36	51
Class C
10/1/18 to 9/30/19	$18.21	(0.04)	—	(1.31)	(1.35)	—	—	(1.17)	(1.17)	—	(2.52)	$15.69	(6.55) %	$ 15,134	2.00%	2.28%	(0.29) %	25%
10/1/17 to 9/30/18	16.65	(0.14)	—	1.85	1.71	—	—	(0.15)	(0.15)	—	1.56	18.21	10.29	20,484	2.05 (8)	2.23	(0.80)	27
10/1/16 to 9/30/17	14.26	(0.07)	—	2.46	2.39	—	—	—	—	—	2.39	16.65	16.76	21,533	2.20	2.27	(0.48)	30
10/1/15 to 9/30/16	13.02	(0.03)	—	1.51	1.48	—	—	(0.24)	(0.24)	—	1.24	14.26	11.56	24,816	2.21 (7)	2.29	(0.22)	30
10/1/14 to 9/30/15	14.32	(0.06)	—	(0.97)	(1.03)	—	—	(0.27)	(0.27)	—	(1.30)	13.02	(7.41)	34,171	2.20	2.21	(0.39)	51
Class I
10/1/18 to 9/30/19	$18.91	0.12	—	(1.35)	(1.23)	—	—	(1.17)	(1.17)	—	(2.40)	$16.51	(5.62) %	$ 20,896	1.00%	1.27%	0.72%	25%
10/1/17 to 9/30/18	17.12	0.04	—	1.90	1.94	—	—	(0.15)	(0.15)	—	1.79	18.91	11.36	29,103	1.05 (8)	1.22	0.20	27
10/1/16 to 9/30/17	14.66	0.07	—	2.55	2.62	(0.16)	—	—	(0.16)	—	2.46	17.12	17.97	30,426	1.20	1.26	0.46	30
10/1/15 to 9/30/16	13.30	0.08	—	1.58	1.66	(0.06)	—	(0.24)	(0.30)	—	1.36	14.66	12.75	20,134	1.21 (7)	1.29	0.61	30
10/1/14 to 9/30/15	14.56	0.09	—	(1.00)	(0.91)	(0.08)	—	(0.27)	(0.35)	—	(1.26)	13.30	(6.53)	32,495	1.20	1.21	0.62	51
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate

KAR Emerging Markets Small-Cap Fund
Class A
10/1/18 to 9/30/19	$11.66	0.32	—	0.15	0.47	(0.03)	—	—	(0.03)	—	0.44	$12.10	4.10%	$ 27,479	1.86%	1.90%	2.70%	44%
10/1/17 to 9/30/18	10.95	0.10	—	0.68	0.78	(0.07)	—	—	(0.07)	—	0.71	11.66	7.10	4,658	1.85	2.23	0.83	24
10/1/16 to 9/30/17	9.29	0.15	—	1.68	1.83	(0.17)	—	—	(0.17)	—	1.66	10.95	20.12	1,647	1.84	2.97	1.47	28
10/1/15 to 9/30/16	7.85	0.18	—	1.41	1.59	(0.15)	—	—	(0.15)	—	1.44	9.29	20.66	382	1.86 (7)	3.77	2.18	34
10/1/14 to 9/30/15	10.32	0.16	—	(2.28)	(2.12)	(0.12)	—	(0.23)	(0.35)	—	(2.47)	7.85	(21.20)	332	1.85	3.62	1.73	35
Class C
10/1/18 to 9/30/19	$11.65	0.17	—	0.21	0.38	—	—	—	—	—	0.38	$12.03	3.26%	$ 736	2.61%	2.62%	1.47%	44%
10/1/17 to 9/30/18	10.96	0.01	—	0.68	0.69	—	—	—	—	—	0.69	11.65	6.30	358	2.60	2.90	0.08	24
10/1/16 to 9/30/17	9.31	0.08	—	1.69	1.77	(0.12)	—	—	(0.12)	—	1.65	10.96	19.31	317	2.59	3.73	0.78	28
10/1/15 to 9/30/16	7.80	0.12	—	1.41	1.53	(0.02)	—	—	(0.02)	—	1.51	9.31	19.62	117	2.61 (7)	4.51	1.39	34
10/1/14 to 9/30/15	10.26	0.07	—	(2.24)	(2.17)	(0.06)	—	(0.23)	(0.29)	—	(2.46)	7.80	(21.68)	128	2.60	4.34	0.76	35
Class I
10/1/18 to 9/30/19	$11.70	0.34	—	0.16	0.50	(0.04)	—	—	(0.04)	—	0.46	$12.16	4.33%	$ 85,699	1.61%	1.67%	2.85%	44%
10/1/17 to 9/30/18	10.99	0.14	—	0.67	0.81	(0.10)	—	—	(0.10)	—	0.71	11.70	7.36	28,630	1.60	1.93	1.16	24
10/1/16 to 9/30/17	9.31	0.16	—	1.70	1.86	(0.18)	—	—	(0.18)	—	1.68	10.99	20.42	8,673	1.59	2.75	1.60	28
10/1/15 to 9/30/16	7.88	0.20	—	1.41	1.61	(0.18)	—	—	(0.18)	—	1.43	9.31	20.82	4,420	1.61 (7)	3.53	2.44	34
10/1/14 to 9/30/15	10.34	0.18	—	(2.28)	(2.10)	(0.13)	—	(0.23)	(0.36)	—	(2.46)	7.88	(20.96)	3,871	1.60	3.35	1.87	35
Class R6
8/1/19 (9) to 9/30/19	$12.36	0.03	—	(0.23)	(0.20)	—	—	—	—	—	(0.20)	$12.16	(1.62) %	$ 98	1.51% (7)	1.62%	1.44%	44% (10)

KAR International Small-Cap Fund
Class A
10/1/18 to 9/30/19	$17.15	0.44	—	(0.47)	(0.03)	(0.06)	—	(0.11)	(0.17)	— (11)	(0.20)	$16.95	(0.05) % (12)	$ 70,958	1.55% (13)	1.55%	2.66%	30%
10/1/17 to 9/30/18	16.22	0.16	—	1.01	1.17	(0.08)	—	(0.16)	(0.24)	—	0.93	17.15	7.31	47,909	1.60	1.56	0.92	21
10/1/16 to 9/30/17	13.01	0.16	—	3.34	3.50	(0.29)	—	—	(0.29)	—	3.21	16.22	27.42	18,479	1.60	1.66	1.07	27
10/1/15 to 9/30/16	10.85	0.21	—	2.38	2.59	(0.20)	—	(0.23)	(0.43)	—	2.16	13.01	24.58	1,985	1.61 (7)	1.87	1.80	40
10/1/14 to 9/30/15	13.70	0.17	—	(1.83)	(1.66)	(0.23)	—	(0.96)	(1.19)	—	(2.85)	10.85	(12.58)	1,916	1.60	1.74	1.41	64
Class C
10/1/18 to 9/30/19	$16.89	0.32	—	(0.46)	(0.14)	—	—	(0.11)	(0.11)	— (11)	(0.25)	$16.64	(0.78) % (12)	$ 37,210	2.29% (13)	2.29%	1.93%	30%
10/1/17 to 9/30/18	16.04	0.03	—	1.02	1.05	(0.04)	—	(0.16)	(0.20)	—	0.85	16.89	6.60	35,966	2.31 (13)	2.27	0.18	21
10/1/16 to 9/30/17	12.92	0.06	—	3.29	3.35	(0.23)	—	—	(0.23)	—	3.12	16.04	26.41	13,442	2.35	2.41	0.38	27
10/1/15 to 9/30/16	10.72	0.12	—	2.37	2.49	(0.06)	—	(0.23)	(0.29)	—	2.20	12.92	23.76	1,465	2.36 (7)	2.63	1.02	40
10/1/14 to 9/30/15	13.63	0.08	—	(1.82)	(1.74)	(0.21)	—	(0.96)	(1.17)	—	(2.91)	10.72	(13.28)	1,464	2.35	2.49	0.65	64
Class I
10/1/18 to 9/30/19	$17.24	0.50	—	(0.49)	0.01	(0.11)	—	(0.11)	(0.22)	— (11)	(0.21)	$17.03	0.18% (12)	$1,372,552	1.30% (13)	1.30%	2.96%	30%
10/1/17 to 9/30/18	16.28	0.21	—	1.01	1.22	(0.10)	—	(0.16)	(0.26)	—	0.96	17.24	7.58	773,571	1.35	1.29	1.20	21
10/1/16 to 9/30/17	13.04	0.20	—	3.35	3.55	(0.31)	—	—	(0.31)	—	3.24	16.28	27.73	176,216	1.35	1.42	1.33	27
10/1/15 to 9/30/16	10.89	0.23	—	2.40	2.63	(0.25)	—	(0.23)	(0.48)	—	2.15	13.04	24.94	40,424	1.36 (7)	1.62	1.95	40
10/1/14 to 9/30/15	13.74	0.21	—	(1.85)	(1.64)	(0.25)	—	(0.96)	(1.21)	—	(2.85)	10.89	(12.43)	40,512	1.35	1.49	1.70	64
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate
KAR International Small-Cap Fund (Continued)
Class R6
10/1/18 to 9/30/19	$17.26	0.43	—	(0.41)	0.02	(0.12)	—	(0.11)	(0.23)	— (11)	(0.21)	$17.05	0.24% (12)	$ 40,866	1.19% (13)	1.19%	2.60%	30%
10/1/17 to 9/30/18	16.28	0.18	—	1.07	1.25	(0.11)	—	(0.16)	(0.27)	—	0.98	17.26	7.74	72,151	1.21 (13)	1.20	1.06	21
10/1/16 to 9/30/17	13.03	0.26	—	3.30	3.56	(0.31)	—	—	(0.31)	—	3.25	16.28	27.82	36,941	1.24	1.28	1.66	27
10/1/15 to 9/30/16	10.89	0.25	—	2.39	2.64	(0.27)	—	(0.23)	(0.50)	—	2.14	13.03	25.06	112	1.27 (7)	1.52	2.19	40
11/12/14 (9) to 9/30/15	13.43	0.22	—	(1.55)	(1.33)	(0.25)	—	(0.96)	(1.21)	—	(2.54)	10.89	(10.41)	90	1.27	1.41	2.02	64 (10)

Rampart Alternatives Diversifier Fund
Class A
10/1/18 to 9/30/19	$11.63	0.14	0.16	(0.31)	(0.01)	(0.24)	—	—	(0.24)	—	(0.25)	$11.38	0.18%	$ 15,897	0.76%	0.76%	1.25%	13%
10/1/17 to 9/30/18	11.05	0.12	0.13	0.44	0.69	(0.11)	—	—	(0.11)	—	0.58	11.63	6.25	10,348	0.71	0.71	1.06	17
10/1/16 to 9/30/17	10.89	0.18	0.22	(0.04)	0.36	(0.20)	—	—	(0.20)	—	0.16	11.05	3.34	11,118	0.74	0.74	1.65	4
10/1/15 to 9/30/16	9.99	0.08	0.31	0.58	0.97	(0.07)	—	—	(0.07)	—	0.90	10.89	9.74	19,171	0.74 (7)	0.74	0.80	56
10/1/14 to 9/30/15	11.31	0.19	0.09	(1.39)	(1.11)	(0.21)	—	—	(0.21)	—	(1.32)	9.99	(10.02)	25,377	0.64	0.64	1.77	46
Class C
10/1/18 to 9/30/19	$11.50	0.27	0.16	(0.52)	(0.09)	(0.09)	—	—	(0.09)	—	(0.18)	$11.32	(0.65) %	$ 2,126	1.50%	1.50%	2.44%	13%
10/1/17 to 9/30/18	10.97	0.04	0.14	0.41	0.59	(0.06)	—	—	(0.06)	—	0.53	11.50	5.40	9,948	1.46	1.46	0.39	17
10/1/16 to 9/30/17	10.73	0.09	0.19	—	0.28	(0.04)	—	—	(0.04)	—	0.24	10.97	2.65	13,354	1.50	1.50	0.80	4
10/1/15 to 9/30/16	9.90	— (11)	0.31	0.56	0.87	(0.04)	—	—	(0.04)	—	0.83	10.73	8.86	19,611	1.49 (7)	1.49	0.04	56
10/1/14 to 9/30/15	11.21	0.11	0.09	(1.39)	(1.19)	(0.12)	—	—	(0.12)	—	(1.31)	9.90	(10.66)	25,637	1.39	1.39	1.02	46
Class I
10/1/18 to 9/30/19	$11.62	0.25	0.16	(0.39)	0.02	(0.29)	—	—	(0.29)	—	(0.27)	$11.35	0.44%	$ 21,018	0.51%	0.51%	2.26%	13%
10/1/17 to 9/30/18	11.03	0.16	0.13	0.42	0.71	(0.12)	—	—	(0.12)	—	0.59	11.62	6.49	20,225	0.45	0.45	1.43	17
10/1/16 to 9/30/17	10.89	0.19	0.16	0.04	0.39	(0.25)	—	—	(0.25)	—	0.14	11.03	3.69	19,910	0.49	0.49	1.73	4
10/1/15 to 9/30/16	9.98	0.11	0.31	0.56	0.98	(0.07)	—	—	(0.07)	—	0.91	10.89	9.94	19,777	0.49 (7)	0.49	1.04	56
10/1/14 to 9/30/15	11.30	0.22	0.09	(1.39)	(1.08)	(0.24)	—	—	(0.24)	—	(1.32)	9.98	(9.77)	30,543	0.39	0.39	1.99	46

Rampart Equity Trend Fund
Class A
10/1/18 to 9/30/19	$15.79	0.03	—	(0.66)	(0.63)	—	—	—	—	—	(0.63)	$15.16	(3.99) %	$ 108,998	1.56% (13)	1.56%	0.19%	228%
10/1/17 to 9/30/18	13.60	0.01	—	2.18	2.19	—	—	—	—	—	2.19	15.79	16.10	109,943	1.56 (13)	1.56	0.08	57
10/1/16 to 9/30/17	12.23	0.03	—	1.34	1.37	—	—	—	—	—	1.37	13.60	11.20	134,267	1.51 (8)	1.60	0.23	92
10/1/15 to 9/30/16	12.14	(0.01)	—	0.10	0.09	—	—	—	—	—	0.09	12.23	0.74	245,109	1.50 (7)(8)	1.58	(0.05)	229
10/1/14 to 9/30/15	17.39	(0.03)	—	(1.79)	(1.82)	(0.01)	—	(3.42)	(3.43)	—	(5.25)	12.14	(12.79)	520,337	1.60 (13)	1.60	(0.22)	674
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate
Rampart Equity Trend Fund (Continued)
Class C
10/1/18 to 9/30/19	$15.12	(0.08)	—	(0.63)	(0.71)	—	—	—	—	—	(0.71)	$14.41	(4.70) %	$ 128,143	2.30% (13)	2.30%	(0.57) %	228%
10/1/17 to 9/30/18	13.11	(0.09)	—	2.10	2.01	—	—	—	—	—	2.01	15.12	15.33	218,543	2.29 (13)	2.29	(0.65)	57
10/1/16 to 9/30/17	11.88	(0.06)	—	1.29	1.23	—	—	—	—	—	1.23	13.11	10.35	257,078	2.21 (8)	2.35	(0.47)	92
10/1/15 to 9/30/16	11.87	(0.08)	—	0.09	0.01	—	—	—	—	—	0.01	11.88	0.08	423,675	2.16 (7)(8)	2.33	(0.69)	229
10/1/14 to 9/30/15	17.16	(0.13)	—	(1.76)	(1.89)	—	—	(3.40)	(3.40)	—	(5.29)	11.87	(13.45)	746,390	2.36 (13)	2.36	(0.97)	674
Class I
10/1/18 to 9/30/19	$15.97	0.06	—	(0.66)	(0.60)	—	—	—	—	—	(0.60)	$15.37	(3.76) %	$ 73,639	1.31% (13)	1.31%	0.42%	228%
10/1/17 to 9/30/18	13.71	0.05	—	2.21	2.26	—	—	—	—	—	2.26	15.97	16.48	110,950	1.30 (13)	1.30	0.34	57
10/1/16 to 9/30/17	12.31	0.06	—	1.34	1.40	—	—	—	—	—	1.40	13.71	11.37	148,047	1.29 (8)	1.35	0.45	92
10/1/15 to 9/30/16	12.19	0.02	—	0.10	0.12	—	—	—	—	—	0.12	12.31	0.98	282,818	1.29 (7)(8)	1.33	0.16	229
10/1/14 to 9/30/15	17.42	0.01	—	(1.80)	(1.79)	(0.02)	—	(3.42)	(3.44)	—	(5.23)	12.19	(12.57)	594,460	1.35 (13)	1.35	0.04	674
Class R6
10/1/18 to 9/30/19	$16.05	0.08	—	(0.66)	(0.58)	—	—	—	—	—	(0.58)	$15.47	(3.61) %	$ 602	1.21% (13)	1.21%	0.53%	228%
10/1/17 to 9/30/18	13.77	0.08	—	2.20	2.28	—	—	—	—	—	2.28	16.05	16.56	625	1.20 (13)	1.20	0.50	57
10/1/16 to 9/30/17	12.34	0.08	—	1.35	1.43	—	—	—	—	—	1.43	13.77	11.59	203	1.16 (8)	1.23	0.58	92
10/1/15 to 9/30/16	12.20	0.06	—	0.08	0.14	—	—	—	—	—	0.14	12.34	1.15	182	1.10 (7)(8)	1.25	0.49	229
11/12/14 (9) to 9/30/15	17.20	0.01	—	(1.57)	(1.56)	(0.02)	—	(3.42)	(3.44)	—	(5.00)	12.20	(11.39)	89	1.28 (13)	1.28	0.10	674 (10)

Rampart Multi-Asset Trend Fund
Class A
10/1/18 to 9/30/19	$11.24	0.05	—	0.25	0.30	(0.04)	—	—	(0.04)	—	0.26	$11.50	2.65%	$ 12,441	1.68% (13)	1.68%	0.45%	233%
10/1/17 to 9/30/18	10.84	0.07	—	0.33	0.40	—	—	—	—	—	0.40	11.24	3.69	14,744	1.63 (13)	1.63	0.67	117
10/1/16 to 9/30/17	10.31	0.05	—	0.48	0.53	—	—	—	—	—	0.53	10.84	5.14	18,160	1.65 (13)	1.65	0.52	167
10/1/15 to 9/30/16	9.94	(0.01)	—	0.39	0.38	(0.01)	—	—	(0.01)	—	0.37	10.31	3.82	29,798	1.61 (7)(13)	1.61	(0.07)	223
10/1/14 to 9/30/15	11.85	(0.02)	—	(0.92)	(0.94)	(0.04)	—	(0.93)	(0.97)	—	(1.91)	9.94	(8.58)	55,214	1.62 (13)	1.62	(0.15)	519
Class C
10/1/18 to 9/30/19	$10.84	(0.03)	—	0.24	0.21	—	—	—	—	—	0.21	$11.05	1.94%	$ 28,019	2.42% (13)	2.42%	(0.29) %	233%
10/1/17 to 9/30/18	10.53	(0.01)	—	0.32	0.31	—	—	—	—	—	0.31	10.84	2.94	39,671	2.36 (13)	2.36	(0.08)	117
10/1/16 to 9/30/17	10.10	(0.02)	—	0.45	0.43	—	—	—	—	—	0.43	10.53	4.26	51,105	2.39 (13)	2.39	(0.23)	167
10/1/15 to 9/30/16	9.80	(0.08)	—	0.38	0.30	—	—	—	—	—	0.30	10.10	3.06	80,962	2.36 (7)(13)	2.36	(0.80)	223
10/1/14 to 9/30/15	11.73	(0.09)	—	(0.91)	(1.00)	—	—	(0.93)	(0.93)	—	(1.93)	9.80	(9.23)	139,223	2.36 (13)	2.37	(0.89)	519
Class I
10/1/18 to 9/30/19	$11.33	0.07	—	0.26	0.33	(0.09)	—	—	(0.09)	—	0.24	$11.57	2.92%	$ 9,342	1.44% (13)	1.44%	0.68%	233%
10/1/17 to 9/30/18	10.90	0.10	—	0.33	0.43	—	—	—	—	—	0.43	11.33	3.94	15,245	1.39 (13)	1.39	0.90	117
10/1/16 to 9/30/17	10.34	0.08	—	0.48	0.56	—	—	—	—	—	0.56	10.90	5.42	17,443	1.40 (13)	1.40	0.76	167
10/1/15 to 9/30/16	9.99	0.02	—	0.38	0.40	(0.05)	—	—	(0.05)	—	0.35	10.34	3.97	28,522	1.36 (7)(13)	1.36	0.16	223
10/1/14 to 9/30/15	11.88	0.01	—	(0.91)	(0.90)	(0.06)	—	(0.93)	(0.99)	—	(1.89)	9.99	(8.36)	73,528	1.36 (13)	1.36	0.11	519
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate

Rampart Sector Trend Fund
Class A
10/1/18 to 9/30/19	$13.74	0.15	—	(0.10)	0.05	(0.12)	—	—	(0.12)	—	(0.07)	$13.67	0.52%	$ 98,647	0.99%	0.99%	1.20%	347%
10/1/17 to 9/30/18	12.20	0.10	—	1.56	1.66	(0.12)	—	—	(0.12)	—	1.54	13.74	13.64	95,318	0.98	0.98	0.76	324
10/1/16 to 9/30/17	11.29	0.11	—	0.94	1.05	(0.14)	—	—	(0.14)	—	0.91	12.20	9.46 (6)	99,321	1.03 (6)	1.03	0.98 (6)	259
10/1/15 to 9/30/16	11.00	0.11	—	0.26	0.37	(0.08)	—	—	(0.08)	—	0.29	11.29	3.36	131,389	1.05 (7)	1.05	1.00	337
10/1/14 to 9/30/15	15.21	0.05	—	(0.71)	(0.66)	(0.05)	—	(3.50)	(3.55)	—	(4.21)	11.00	(6.19)	156,759	0.98	0.98	0.39	576
Class C
10/1/18 to 9/30/19	$13.47	0.05	—	(0.09)	(0.04)	(0.01)	—	—	(0.01)	—	(0.05)	$13.42	(0.29) %	$ 51,461	1.75%	1.75%	0.43%	347%
10/1/17 to 9/30/18	11.94	— (11)	—	1.53	1.53	— (11)	—	—	—	—	1.53	13.47	12.84	88,354	1.74	1.74	(0.01)	324
10/1/16 to 9/30/17	11.04	0.02	—	0.93	0.95	(0.05)	—	—	(0.05)	—	0.90	11.94	8.68 (6)	105,603	1.78 (6)	1.78	0.22 (6)	259
10/1/15 to 9/30/16	10.76	0.03	—	0.25	0.28	—	—	—	—	—	0.28	11.04	2.60	167,265	1.80 (7)	1.80	0.24	337
10/1/14 to 9/30/15	15.02	(0.04)	—	(0.69)	(0.73)	(0.02)	—	(3.51)	(3.53)	—	(4.26)	10.76	(6.86)	206,556	1.74	1.74	(0.34)	576
Class I
10/1/18 to 9/30/19	$13.73	0.18	—	(0.10)	0.08	(0.16)	—	—	(0.16)	—	(0.08)	$13.65	0.72%	$ 53,395	0.76%	0.76%	1.44%	347%
10/1/17 to 9/30/18	12.19	0.13	—	1.56	1.69	(0.15)	—	—	(0.15)	—	1.54	13.73	13.94	60,095	0.74	0.74	0.99	324
10/1/16 to 9/30/17	11.28	0.14	—	0.94	1.08	(0.17)	—	—	(0.17)	—	0.91	12.19	9.77 (6)	72,187	0.78 (6)	0.78	1.22 (6)	259
10/1/15 to 9/30/16	11.02	0.13	—	0.27	0.40	(0.14)	—	—	(0.14)	—	0.26	11.28	3.65	102,905	0.80 (7)	0.80	1.21	337
10/1/14 to 9/30/15	15.21	0.08	—	(0.71)	(0.63)	(0.05)	—	(3.51)	(3.56)	—	(4.19)	11.02	(5.90)	169,977	0.73	0.73	0.65	576

Vontobel Global Opportunities Fund
Class A
10/1/18 to 9/30/19	$17.02	0.02	—	0.97	0.99	— (11)	—	(1.64)	(1.64)	—	(0.65)	$16.37	7.62%	$ 99,951	1.37% (8)	1.40%	0.11%	35%
10/1/17 to 9/30/18	16.22	0.02	—	1.68	1.70	— (11)	—	(0.90)	(0.90)	—	0.80	17.02	10.80	104,081	1.40 (13)	1.40	0.12	38
10/1/16 to 9/30/17	13.69	0.02	—	2.64	2.66	(0.05)	—	(0.08)	(0.13)	—	2.53	16.22	19.54 (6)	113,151	1.45 (6)	1.46	0.05 (6)	37
10/1/15 to 9/30/16	12.32	0.05	—	1.35	1.40	(0.03)	—	—	(0.03)	—	1.37	13.69	11.38	105,967	1.47 (7)	1.48	0.37	29
10/1/14 to 9/30/15	12.12	0.05	—	0.21	0.26	(0.06)	—	—	(0.06)	—	0.20	12.32	2.15	87,769	1.45	1.45	0.42	40
Class C
10/1/18 to 9/30/19	$14.51	(0.08)	—	0.79	0.71	—	—	(1.64)	(1.64)	—	(0.93)	$13.58	6.89%	$ 28,147	2.12% (8)	2.16%	(0.64) %	35%
10/1/17 to 9/30/18	14.06	(0.09)	—	1.44	1.35	—	—	(0.90)	(0.90)	—	0.45	14.51	9.92	32,003	2.16 (13)	2.16	(0.61)	38
10/1/16 to 9/30/17	11.93	(0.08)	—	2.29	2.21	—	—	(0.08)	(0.08)	—	2.13	14.06	18.61 (6)	30,065	2.21 (6)	2.22	(0.68) (6)	37
10/1/15 to 9/30/16	10.79	(0.04)	—	1.18	1.14	—	—	—	—	—	1.14	11.93	10.57	23,070	2.23 (7)	2.24	(0.34)	29
10/1/14 to 9/30/15	10.66	(0.01)	—	0.16	0.15	(0.02)	—	—	(0.02)	—	0.13	10.79	1.42	14,431	2.21	2.21	(0.13)	40
Class I
10/1/18 to 9/30/19	$17.02	0.06	—	0.99	1.05	(0.04)	—	(1.64)	(1.68)	—	(0.63)	$16.39	7.98%	$ 124,340	1.10% (8)	1.17%	0.41%	35%
10/1/17 to 9/30/18	16.23	0.07	—	1.67	1.74	(0.05)	—	(0.90)	(0.95)	—	0.79	17.02	11.07	81,090	1.16 (13)	1.16	0.43	38
10/1/16 to 9/30/17	13.69	0.06	—	2.63	2.69	(0.07)	—	(0.08)	(0.15)	—	2.54	16.23	19.83 (6)	76,222	1.20 (6)	1.21	0.38 (6)	37
10/1/15 to 9/30/16	12.32	0.08	—	1.35	1.43	(0.06)	—	—	(0.06)	—	1.37	13.69	11.65	48,155	1.23 (7)	1.23	0.64	29
10/1/14 to 9/30/15	12.11	0.08	—	0.21	0.29	(0.08)	—	—	(0.08)	—	0.21	12.32	2.37	38,104	1.20	1.20	0.67	40
Class R6
10/1/18 to 9/30/19	$17.03	0.13	—	0.94	1.07	(0.04)	—	(1.64)	(1.68)	—	(0.61)	$16.42	8.19%	$ 65,704	0.90% (8)	1.08%	0.80%	35%
1/30/18 (9) to 9/30/18	17.27	0.06	—	(0.30)	(0.24)	—	—	—	—	—	(0.24)	17.03	1.39	425	1.11 (13)	1.11	0.56	38 (10)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Tax Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payments from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate

Vontobel Greater European Opportunities Fund
Class A
10/1/18 to 9/30/19	$15.62	0.07	—	(0.38)	(0.31)	(0.14)	—	(3.62)	(3.76)	—	(4.07)	$11.55	2.14%	$ 1,378	1.45%	2.99%	0.62%	16%
10/1/17 to 9/30/18	17.62	0.13	—	(0.16)	(0.03)	(0.24)	—	(1.73)	(1.97)	—	(2.00)	15.62	(0.49)	3,283	1.45	2.20	0.77	22
10/1/16 to 9/30/17	15.86	0.04	—	1.96	2.00	(0.24)	—	—	(0.24)	—	1.76	17.62	12.89	4,224	1.44	1.90	0.26	42
10/1/15 to 9/30/16	15.20	0.17	—	0.59	0.76	(0.10)	—	—	(0.10)	—	0.66	15.86	4.99	11,364	1.46 (7)	1.82	1.06	49
10/1/14 to 9/30/15	15.32	0.16	—	0.01	0.17	(0.10)	—	(0.19)	(0.29)	—	(0.12)	15.20	1.19	13,306	1.45	1.89	1.02	35
Class C
10/1/18 to 9/30/19	$15.22	(0.04)	—	(0.35)	(0.39)	—	—	(3.62)	(3.62)	—	(4.01)	$11.21	1.34%	$ 579	2.20%	3.73%	(0.32) %	16%
10/1/17 to 9/30/18	17.22	0.01	—	(0.15)	(0.14)	(0.13)	—	(1.73)	(1.86)	—	(2.00)	15.22	(1.17)	1,827	2.20	2.92	0.07	22
10/1/16 to 9/30/17	15.58	(0.02)	—	1.86	1.84	(0.20)	—	—	(0.20)	—	1.64	17.22	12.06	2,208	2.19	2.66	(0.10)	42
10/1/15 to 9/30/16	14.95	0.04	—	0.59	0.63	—	—	—	—	—	0.63	15.58	4.21	2,292	2.23 (7)	2.58	0.26	49
10/1/14 to 9/30/15	15.08	0.05	—	0.01	0.06	— (11)	—	(0.19)	(0.19)	—	(0.13)	14.95	0.43	1,564	2.20	2.64	0.34	35
Class I
10/1/18 to 9/30/19	$15.65	0.12	—	(0.41)	(0.29)	(0.19)	—	(3.62)	(3.81)	—	(4.10)	$11.55	2.36%	$ 2,280	1.20%	2.72%	1.00%	16%
10/1/17 to 9/30/18	17.65	0.12	—	(0.10)	0.02	(0.29)	—	(1.73)	(2.02)	—	(2.00)	15.65	(0.19)	2,626	1.20	1.89	0.75	22
10/1/16 to 9/30/17	15.91	0.17	—	1.87	2.04	(0.30)	—	—	(0.30)	—	1.74	17.65	13.21	9,822	1.19	1.67	1.02	42
10/1/15 to 9/30/16	15.26	0.25	—	0.54	0.79	(0.14)	—	—	(0.14)	—	0.65	15.91	5.22	8,893	1.22 (7)	1.56	1.57	49
10/1/14 to 9/30/15	15.38	0.24	—	(0.02)	0.22	(0.15)	—	(0.19)	(0.34)	—	(0.12)	15.26	1.47	5,751	1.20	1.63	1.55	35

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
Duff & Phelps Global Infrastructure Fund No Impact (Class A), No Impact (Class C), No Impact (Class I)
Rampart Sector Trend No Impact (Class A), No Impact (Class C), No Impact (Class I)
Vontobel Global Opportunities Fund 0.06% (Class A), 0.05% (Class C), 0.05% (Class I)
Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
Duff & Phelps Global Infrastructure Fund No Impact (Class A), No Impact (Class C), No Impact (Class I)
Rampart Sector Trend No Impact (Class A), No Impact (Class C), No Impact (Class I)
Vontobel Global Opportunities Fund 0.06% (Class A), 0.05% (Class C), 0.05% (Class I)

(7)	Net expense ratio includes extraordinary proxy expenses.
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	Inception date.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(10)	Portfolio turnover is representative of the Fund for the entire year ended September 30, 2019.
(11)	Amount is less than $0.005 per share.
(12)	Payment from affiliate had no impact on total return.
(13)	The share class is currently under its expense limitation.
See Notes to Financial Statements.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2019
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report, 23 funds of the Trust are offered for sale, of which 13 (each a “Fund” or collectively, the “Funds”) are reported in this annual report.
Each Fund has a distinct investment objective and all of the Funds except the Herzfeld Fund are diversified. Each Fund’s investment objective is outlined in its respective Fund Summary page. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares, and Class I shares. The Duff & Phelps Global Infrastructure Fund, Duff & Phelps Global Real Estate Securities Fund, KAR Emerging Markets Small-Cap Fund, KAR International Small-Cap Fund, Rampart Equity Trend Fund, and Vontobel Global Opportunities Fund also offer Class R6 shares. Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing plans, money purchase pension plans, and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Funds. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments on Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2016 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Regulation S-X
In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statements of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statements of Changes in Net Assets. Certain prior year amounts have been reclassified for consistency with the current year presentation (see footnotes on Statements of Changes in Net Assets for separate disclosure). These reclassifications have no effect on total net assets, total distributions, the statement of operations, financial highlights, net asset value or total return.
H.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under Master Securities Lending Agreements (“MSLA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At September 30, 2019, the securities loaned were subject to a MSLA on a net payment basis as follows:

	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Herzfeld Fund	$ 838	$ 838	$—
Horizon Wealth Masters Fund	2,501	2,501	—
Vontobel Greater European Opportunities Fund	2	2	—
(1)	Collateral with a value of $855, $2,588, and $2, respectively, has been received in connection with securities lending transactions.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets (except as otherwise noted) of the following Funds:

	First $2 Billion	$2+ Billion through $4 Billion	Over $4 Billion
Rampart Multi-Asset Trend Fund	1.00%	0.95%	0.90%

	First $1 Billion	$1+ Billion
Herzfeld Fund	1.00%	0.95%
Horizon Wealth Masters Fund	0.85	0.80

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
	First $1 Billion	$1+ Billion
KAR Emerging Markets Small-Cap Fund	1.20%	1.15%
KAR International Small-Cap Fund	1.00	0.95
Rampart Equity Trend Fund	1.00	0.95
Rampart Sector Trend Fund	0.45	0.40
Vontobel Greater European Opportunities Fund	0.85	0.80

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Duff & Phelps Global Infrastructure Fund	0.65%	0.60%	0.55%
Duff & Phelps Global Real Estate Securities Fund	0.85	0.80	0.75
Duff & Phelps International Real Estate Securities Fund	1.00	0.95	0.90
Vontobel Global Opportunities Fund	0.85	0.80	0.75
Rampart Alternatives Diversifier Fund – the Adviser does not charge an advisory fee.
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:
Fund	Subadviser
Duff & Phelps Global Infrastructure Fund	DPIM (1)
Duff & Phelps Global Real Estate Securities Fund	DPIM (1)
Duff & Phelps International Real Estate Securities Fund	DPIM (1)
Herzfeld Fund	Thomas J. Herzfeld Advisors, Inc.
Horizon Wealth Masters Fund	Horizon Kinetics Asset Management, LLC(2)
KAR Emerging Markets Small-Cap Fund	KAR (3)
KAR International Small-Cap Fund	KAR (3)
Rampart Alternatives Diversifier Fund	Rampart (4)
Rampart Equity Trend Fund	Rampart (4)
Rampart Multi-Asset Trend Fund	Rampart (4)
Rampart Sector Trend Fund	Rampart (4)
Vontobel Global Opportunities Fund	Vontobel (5)
Vontobel Greater European Opportunities Fund	Vontobel (5)
(1)	Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Formerly, Horizon Asset Management LLC.
(3)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(4)	Rampart Investment Management Company, LLC (“Rampart”), an indirect, wholly-owned subsidiary of Virtus.
(5)	Vontobel Asset Management, Inc. (“Vontobel”).
C.	Expense Limits and Fee Waivers
The Adviser has contractually agreed to limit certain Funds’ total operating expenses subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2020 (excepted as noted). Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
Duff & Phelps Global Infrastructure Fund	N/A %	N/A %	N/A %	0.85% (1)
Duff & Phelps Global Real Estate Securities Fund	1.40	2.15	1.15	0.89 (2)
Duff & Phelps International Real Estate Securities Fund	1.50	2.25	1.25	N/A
Herzfeld Fund	1.60	2.35	1.35	N/A
Horizon Wealth Masters Fund	1.25	2.00	1.00	N/A
KAR Emerging Markets Small-Cap Fund	1.85	2.60	1.60	1.50 (3)
KAR International Small-Cap Fund‡	1.60	2.35	1.35	1.24
Rampart Equity Trend Fund‡	1.60	2.35	1.35	1.26
Rampart Multi-Asset Trend Fund‡	1.75	2.50	1.50	N/A

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
Fund	Class A	Class C	Class I	Class R6
Vontobel Global Opportunities Fund(4)	1.36%	2.11%	1.09%	0.90%
Vontobel Greater European Opportunities Fund	1.45	2.20	1.20	N/A
‡	Each share class is currently below its expense cap.
(1)	Effective July 1, 2019.
(2)	Effective July 1, 2019. For the period October 1, 2018 through June 30, 2019, the Class R6 expense cap was 0.95%.
(3)	Effective July 31, 2019 and through January 31, 2021.
(4)	For the period October 1, 2018 through November 30, 2018, the expense caps were as follows for Class A shares, Class C shares, Class I shares and Class R6 shares, respectively: 1.55%, 2.30%, 1.30% and 1.27%. For the period December 1, 2018 through January 27, 2019, the expense cap for Class R6 shares was 1.06%. Effective January 28, 2019, the expense cap for Class R6 shares is 0.90%.
From July 1, 2019 through September 24, 2019, the exclusions included front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any). As of September 25, 2019, the exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration
Fund	2020	2021	2022	Total
Duff & Phelps Global Infrastructure Fund
Class R6	$ —	$ —	$ 2	$ 2
Duff & Phelps Global Real Estate Securities Fund
Class A	107	235	226	568
Class C	19	7	5	31
Class I	218	66	71	355
Class R6	1	7	4	12
Duff & Phelps International Real Estate Securities Fund
Class A	26	9	4	39
Class C	6	4	2	12
Class I	98	93	81	272
Herzfeld Fund
Class A	6	3	2	11
Class C	12	3	8	23
Class I	19	1	5	25
Horizon Wealth Masters Fund
Class A	19	34	42	95
Class C	17	38	48	103
Class I	19	51	63	133
KAR Emerging Markets Small-Cap Fund
Class A	6	8	12	26
Class C	2	1	— (1)	3
Class I	69	56	40	165
Class R6	—	—	— (1)	— (1)
Rampart Equity Trend Fund
Class A	164	—	—	164
Class C	474	—	—	474
Class I	119	—	—	119
Class R6	— (1)	—	—	— (1)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
	Expiration
Fund	2020	2021	2022	Total
Vontobel Global Opportunities Fund
Class A	$ —	$ —	$ 34	$ 34
Class C	—	—	13	13
Class I	—	—	66	66
Class R6	—	—	55	55
Vontobel Greater European Opportunities Fund
Class A	25	30	34	89
Class C	10	15	14	39
Class I	56	30	35	121
(1)	Amount is less than $500.
During the period ended September 30, 2019, the Adviser recaptured expenses previously reimbursed for the following Funds:

Fund	Class A	Class C	Class I	Class R6	Total
Duff & Phelps Global Real Estate Securities Fund	$—	$— (1)	$—	$— (1)	$ — (1)
Herzfeld Fund	— (1)	—	— (1)	—	— (1)
KAR Emerging Markets Small-Cap Fund	4	— (1)	7	—	11
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the fiscal year (the “period”) ended September 30, 2019, it retained net commissions of $64 of Class A shares and CDSC of $32 and $28 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares; Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
                (1) Some of the Funds invest in ETFs. In addition to the fees listed, the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
                (2) The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended September 30, 2019, the Funds incurred administration fees totaling $2,803 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended September 30, 2019, the Funds incurred transfer agent fees totaling $1,139 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments in Affiliates
A summary of the Rampart Alternatives Diversifier Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds(1) during the period ended September 30, 2019, is as follows:

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
	Value, beginning of period	Purchases (2)	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend Income	Distributions of Realized Gains
Affiliated Mutual Funds—52.2%(3)
Virtus Duff & Phelps Global Infrastructure Fund Class R6	$ 5,955	$ 566	$ 815	$ 44	$ 726	$ 6,476	398,025	$133	$233
Virtus Duff & Phelps Global Real Estate Securities Fund Class I	3,710	115	490	93	383	3,811	111,001	114	1
Virtus Duff & Phelps International Real Estate Securities Fund Class I	3,993	367	710	86	194	3,930	495,649	168	—
Virtus Duff & Phelps Real Estate Securities Fund Class I	2,508	402	230	5	25	2,710	103,113	58	343
Virtus Newfleet Senior Floating Rate Fund Class I	3,665	284	385	(10)	(107)	3,447	378,835	185	—
Total	$19,831	$1,734	$2,630	$218	$1,221	$20,374		$658	$577

(1)	The Rampart Alternatives Diversifier Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At September 30, 2019, the Fund was the owner of record of less than 10% of each affiliated underlying fund.
(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of these funds are publicly offered, and the prospectus and annual report of each are publicly available.
H.	Payment from Affiliate
During the period ended September 30, 2019, the Adviser reimbursed KAR International Small-Cap Fund for losses. These amounts are included in “Net increase from payment by affiliates” in the Statements of Operations. There was no impact on the total return.
I.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2019.
J.	Cross Trades
Cross trades for the period ended September 30, 2019, were executed by certain Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/ trustees and/or common officers. At its regularly scheduled meetings, the Funds’ CCO provides written representation that certain transactions effected pursuant to 17a-7 complied with procedures adopted by the Board. Pursuant to these procedures, for the period ended September 30, 2019, the KAR Emerging Markets Small-Cap Fund engaged in Rule 17a-7 securities purchases of $2,870 and the KAR International Small-Cap Fund engaged in Rule 17a-7 securities sales of $2,870, which resulted in a net realized gain of $51.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities and forward currency exchange contracts) during the period ended September 30, 2019, were as follows:

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
	Purchases	Sales
Duff & Phelps Global Infrastructure Fund	$ 32,898	$ 28,112
Duff & Phelps Global Real Estate Securities Fund	91,737	60,965
Duff & Phelps International Real Estate Securities Fund	20,065	14,520
Herzfeld Fund	31,545	37,502
Horizon Wealth Masters Fund	13,974	27,807
KAR Emerging Markets Small-Cap Fund	101,537	30,195
KAR International Small-Cap Fund	902,675	327,964
Rampart Alternatives Diversifier Fund	5,766	5,135
Rampart Equity Trend Fund	638,688	743,075
Rampart Multi-Asset Trend Fund	112,031	120,477
Rampart Sector Trend Fund	657,588	693,113
Vontobel Global Opportunities Fund	103,837	88,074
Vontobel Greater European Opportunities Fund	851	4,157
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2019.
Note 5. Capital Share Transactions
($ reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2019		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	494	$ 7,590	201	$ 3,002	295	$ 9,202	169	$ 4,993
Reinvestment of distributions	121	1,699	69	1,014	6	180	10	285
Shares repurchased and cross class conversions	(554)	(7,992)	(516)	(7,569)	(323)	(9,936)	(361)	(10,594)
Net Increase / (Decrease)	61	$ 1,297	(246)	$ (3,553)	(22)	$ (554)	(182)	$ (5,316)
Class C
Shares sold and cross class conversions	77	$ 1,149	55	$ 814	28	$ 867	42	$ 1,194
Reinvestment of distributions	55	760	31	452	7	189	6	171
Shares repurchased and cross class conversions	(452)	(6,681)	(521)	(7,591)	(79)	(2,377)	(107)	(3,045)
Net Increase / (Decrease)	(320)	$ (4,772)	(435)	$ (6,325)	(44)	$ (1,321)	(59)	$ (1,680)
Class I
Shares sold and cross class conversions	1,517	$ 23,388	548	$ 8,108	2,559	$ 79,502	1,742	$ 51,658
Reinvestment of distributions	127	1,809	93	1,367	168	4,704	112	3,250
Shares repurchased and cross class conversions	(674)	(9,982)	(2,288)	(33,584)	(1,507)	(46,439)	(2,429)	(70,923)
Net Increase / (Decrease)	970	$ 15,215	(1,647)	$ (24,109)	1,220	$ 37,767	(575)	$ (16,015)
Class R6
Shares sold and cross class conversions	56	$ 822	909	$ 13,479	86	$ 2,587	36	$ 1,072
Reinvestment of distributions	35	500	12	172	2	45	6	172
Shares repurchased and cross class conversions	(311)	(4,524)	(121)	(1,763)	(221)	(6,616)	(95)	(2,863)
Net Increase / (Decrease)	(220)	$ (3,202)	800	$ 11,888	(133)	$ (3,984)	(53)	$ (1,619)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
	Duff & Phelps International Real Estate Securities Fund				Herzfeld Fund
	Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2019		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold and cross class conversions	58	$ 434	32	$ 237	131	$ 1,458	309	$ 3,816
Reinvestment of distributions	10	67	5	40	57	575	19	235
Shares repurchased and cross class conversions	(66)	(483)	(110)	(805)	(233)	(2,613)	(509)	(6,360)
Net Increase / (Decrease)	2	$ 18	(73)	$ (528)	(45)	$ (580)	(181)	$ (2,309)
Shares sold and cross class conversions	2	18	26	183	277	3,100	227	2,820
Reinvestment of distributions	4	27	1	8	176	1,759	33	410
Shares repurchased and cross class conversions	(41)	(306)	(38)	(281)	(596)	(6,603)	(315)	(3,909)
Net Increase / (Decrease)	(35)	$ (261)	(11)	$ (90)	(143)	$ (1,744)	(55)	$ (679)
Shares sold and cross class conversions	1,990	15,105	3,267	24,362	679	7,714	1,016	12,659
Reinvestment of distributions	238	1,620	69	499	373	3,778	97	1,208
Shares repurchased and cross class conversions	(1,196)	(8,861)	(1,041)	(7,726)	(1,263)	(14,100)	(1,212)	(15,137)
Net Increase / (Decrease)	1,032	$ 7,864	2,295	$ 17,135	(211)	$ (2,608)	(99)	$ (1,270)

	Horizon Wealth Masters Fund				KAR Emerging Markets Small-Cap Fund
	Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2019		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	100	$ 1,582	57	$ 1,021	3,674	$ 42,412	427	$ 5,081
Reinvestment of distributions	77	1,107	9	163	3	29	1	7
Shares repurchased and cross class conversions	(370)	(5,957)	(271)	(4,885)	(1,805)	(21,293)	(178)	(2,090)
Net Increase / (Decrease)	(193)	$ (3,268)	(205)	$ (3,701)	1,872	$ 21,148	250	$ 2,998
Class C
Shares sold and cross class conversions	33	$ 493	53	$ 931	48	$ 568	13	$ 155
Reinvestment of distributions	80	1,107	9	158	—	—	—	—
Shares repurchased and cross class conversions	(273)	(4,211)	(230)	(4,018)	(18)	(202)	(11)	(131)
Net Increase / (Decrease)	(160)	$ (2,611)	(168)	$ (2,929)	30	$ 366	2	$ 24
Class I
Shares sold and cross class conversions	120	$ 1,924	239	$ 4,372	9,490	$ 111,996	1,860	$ 22,164
Reinvestment of distributions	118	1,713	13	233	14	156	8	97
Shares repurchased and cross class conversions	(512)	(8,123)	(491)	(8,917)	(4,902)	(58,563)	(211)	(2,500)
Net Increase / (Decrease)	(274)	$ (4,486)	(239)	$ (4,312)	4,602	$ 53,589	1,657	$ 19,761

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
	Horizon Wealth Masters Fund				KAR Emerging Markets Small-Cap Fund
	Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2019		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	—	$ —	—	$ —	8	$ 100	—	$ —
Net Increase / (Decrease)	—	$ —	—	$ —	8	$ 100	—	$ —

	KAR International Small-Cap Fund				Rampart Alternatives Diversifier Fund
	Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2019		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	3,708	$ 61,363	3,206	$ 56,125	700	$ 7,659	164	$ 1,870
Reinvestment of distributions	31	475	21	336	18	184	8	96
Shares repurchased and cross class conversions	(2,346)	(38,577)	(1,573)	(27,331)	(211)	(2,350)	(289)	(3,308)
Net Increase / (Decrease)	1,393	$ 23,261	1,654	$ 29,130	507	$ 5,493	(117)	$ (1,342)
Class C
Shares sold and cross class conversions	831	$ 13,399	1,503	$ 25,725	4	$ 47	15	$ 173
Reinvestment of distributions	15	224	13	205	7	70	6	64
Shares repurchased and cross class conversions	(739)	(11,833)	(224)	(3,863)	(688)	(7,493)	(373)	(4,216)
Net Increase / (Decrease)	107	$ 1,790	1,292	$ 22,067	(677)	$ (7,376)	(352)	$ (3,979)
Class I
Shares sold and cross class conversions	60,562	$ 1,005,248	38,418	$ 674,226	723	$ 7,978	581	$ 6,663
Reinvestment of distributions	718	10,919	205	3,334	58	590	18	202
Shares repurchased and cross class conversions	(25,568)	(417,459)	(4,585)	(80,060)	(670)	(7,352)	(663)	(7,518)
Net Increase / (Decrease)	35,712	$ 598,708	34,038	$ 597,500	111	$ 1,216	(64)	$ (653)
Class R6
Shares sold and cross class conversions	795	$ 13,619	2,462	$ 42,126	—	$ —	—	$ —
Reinvestment of distributions	26	398	52	839	—	—	—	—
Shares repurchased and cross class conversions	(2,606)	(42,649)	(602)	(10,411)	—	—	—	—
Net Increase / (Decrease)	(1,785)	$ (28,632)	1,912	$ 32,554	—	$ —	—	$ —

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
	Rampart Equity Trend Fund				Rampart Multi-Asset Trend Fund
	Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2019		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	2,103	$ 30,695	274	$ 4,147	116	$ 1,287	202	$ 2,287
Reinvestment of distributions	—	—	—	—	4	42	—	—
Shares repurchased and cross class conversions	(1,875)	(27,423)	(3,189)	(47,756)	(350)	(3,893)	(566)	(6,317)
Net Increase / (Decrease)	228	$ 3,272	(2,915)	$ (43,609)	(230)	$ (2,564)	(364)	$ (4,030)
Class C
Shares sold and cross class conversions	109	$ 1,517	109	$ 1,569	75	$ 790	86	$ 940
Shares repurchased and cross class conversions	(5,669)	(78,811)	(5,260)	(75,083)	(1,198)	(12,714)	(1,279)	(13,882)
Net Increase / (Decrease)	(5,560)	$ (77,294)	(5,151)	$ (73,514)	(1,123)	$ (11,924)	(1,193)	$ (12,942)
Class I
Shares sold and cross class conversions	499	$ 7,385	1,282	$ 19,512	103	$ 1,150	376	$ 4,197
Reinvestment of distributions	—	—	—	—	8	89	—	—
Shares repurchased and cross class conversions	(2,655)	(39,016)	(5,131)	(76,344)	(650)	(7,198)	(630)	(7,117)
Net Increase / (Decrease)	(2,156)	$ (31,631)	(3,849)	$ (56,832)	(539)	$ (5,959)	(254)	$ (2,920)
Class R6
Shares sold and cross class conversions	—	$ —	24	$ 353	—	$ —	—	$ —
Net Increase / (Decrease)	—	$ —	24	$ 353	—	$ —	—	$ —

	Rampart Sector Trend Fund				Vontobel Global Opportunities Fund
	Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2019		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,867	$ 23,407	275	$ 3,599	2,000	$ 28,958	477	$ 7,932
Reinvestment of distributions	56	662	54	696	656	9,077	359	5,810
Shares repurchased and cross class conversions	(1,643)	(21,346)	(1,537)	(20,032)	(2,665)	(41,378)	(1,695)	(28,249)
Net Increase / (Decrease)	280	$ 2,723	(1,208)	$ (15,737)	(9)	$ (3,343)	(859)	$ (14,507)
Class C
Shares sold and cross class conversions	164	$ 2,057	127	$ 1,638	426	$ 5,263	442	$ 6,289
Reinvestment of distributions	5	57	2	22	283	3,269	136	1,893
Shares repurchased and cross class conversions	(2,896)	(35,858)	(2,415)	(30,730)	(842)	(10,721)	(511)	(7,259)
Net Increase / (Decrease)	(2,727)	$ (33,744)	(2,286)	$ (29,070)	(133)	$ (2,189)	67	$ 923

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
	Rampart Sector Trend Fund				Vontobel Global Opportunities Fund
	Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2019		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	1,179	$ 15,765	792	$ 10,251	4,465	$ 67,974	2,420	$ 40,329
Reinvestment of distributions	65	769	58	744	543	7,501	195	3,157
Shares repurchased and cross class conversions	(1,709)	(21,781)	(2,396)	(30,852)	(2,186)	(33,165)	(2,547)	(42,950)
Net Increase / (Decrease)	(465)	$ (5,247)	(1,546)	$ (19,857)	2,822	$ 42,310	68	$ 536
Class R6
Shares sold and cross class conversions	—	$ —	—	$ —	570	$ 9,095	89	$ 1,496
Shares issued-merger (See Note 12)	—	—	—	—	3,524	52,884	—	—
Reinvestment of distributions	—	—	—	—	2	32	—	—
Shares repurchased and cross class conversions	—	—	—	—	(119)	(1,915)	(64)	(1,089)
Net Increase / (Decrease)	—	$ —	—	$ —	3,977	$ 60,096	25	$ 407

	Vontobel Greater European Opportunities Fund
	Year Ended September 30, 2019		Year Ended September 30, 2018
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	16	$ 198	50	$ 821
Reinvestment of distributions	73	720	30	476
Shares repurchased and cross class conversions	(180)	(2,025)	(110)	(1,746)
Net Increase / (Decrease)	(91)	$ (1,107)	(30)	$ (449)
Class C
Shares sold and cross class conversions	1	$ 13	20	$ 319
Reinvestment of distributions	38	363	15	237
Shares repurchased and cross class conversions	(107)	(1,176)	(43)	(670)
Net Increase / (Decrease)	(68)	$ (800)	(8)	$ (114)
Class I
Shares sold and cross class conversions	101	$ 1,128	72	$ 1,173
Reinvestment of distributions	60	594	37	587
Shares repurchased and cross class conversions	(132)	(1,497)	(497)	(8,474)
Net Increase / (Decrease)	29	$ 225	(388)	$ (6,714)

Note 6. 10% Shareholders
As of September 30, 2019, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
	% of Shares Outstanding	Number of Accounts*
Duff & Phelps Global Infrastructure Fund	13%	1
Duff & Phelps Global Real Estate Securities Fund	37	3
Duff & Phelps International Real Estate Securities Fund	76	3
Herzfeld Fund	57	3
Horizon Wealth Masters Fund	13	1
KAR Emerging Markets Small-Cap Fund	62	4
KAR International Small-Cap Fund	59	4
Rampart Alternatives Diversifier Fund	33	3
Rampart Equity Trend Fund	11	1
Rampart Multi-Asset Trend Fund	23	1
Rampart Sector Trend Fund	11	1
Vontobel Global Opportunities Fund	10	1
Vontobel Greater European Opportunities Fund	32	2
*	None of the accounts are affiliated.
Note 7. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At September 30, 2019, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
Duff & Phelps Global Infrastructure Fund	Utilities	47%
Duff & Phelps Global Infrastructure Fund	Industrials	25
Duff & Phelps International Real Estate Securities Fund	Real Estate Operating Companies	26
KAR Emerging Markets Small-Cap Fund	Industrials	27
KAR International Small-Cap Fund	Industrials	27
KAR International Small-Cap Fund	Communication Services	27
Vontobel Greater European Opportunities Fund	Consumer Staples	26
Vontobel Greater European Opportunities Fund	Industrials	26
Note 8.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At September 30, 2019, the Funds did not hold any securities that were restricted.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
Note 10. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 12, 2020. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The borrowings during the period ended September 30, 2019, by the Funds were as follows:
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
KAR Emerging Markets Small-Cap Fund	$4	$6,650	3.73%	6
Note 11. Federal Income Tax Information
($ reported in thousands)
At September 30, 2019, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Global Infrastructure Fund	$ 89,995	$ 24,241	$ (3,380)	$ 20,861
Duff & Phelps Global Real Estate Securities Fund	197,223	44,164	(6,402)	37,762
Duff & Phelps International Real Estate Securities Fund	49,808	6,229	(3,073)	3,156
Herzfeld Fund	48,059	3,433	(1,363)	2,070
Horizon Wealth Masters Fund	42,722	11,402	(2,120)	9,282
KAR Emerging Markets Small-Cap Fund	106,470	11,860	(4,641)	7,219
KAR International Small-Cap Fund	1,455,979	147,004	(101,471)	45,533
Rampart Alternatives Diversifier Fund	58,135	4,742	(24,530)	(19,788)
Rampart Equity Trend Fund	274,415	36,980	(3,306)	33,674
Rampart Multi-Asset Trend Fund	45,318	4,217	(290)	3,927
Rampart Sector Trend Fund	181,506	23,115	(3,209)	19,906
Vontobel Global Opportunities Fund	215,681	100,448	(5,350)	95,099
Vontobel Greater European Opportunities Fund	2,508	1,657	(143)	1,514
Certain Funds have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:
	No Expiration		Total
	Short-Term	Long-Term	Short-Term	Long-Term
Duff & Phelps International Real Estate Securities Fund	$ 320	$ —	$ 320	$ —
Herzfeld Fund	160	50	160	50
KAR Emerging Markets Small-Cap Fund	—	94	—	94
KAR International Small-Cap Fund	828	147	828	147
Rampart Alternatives Diversifier Fund	—	— (1)	—	— (1)
Rampart Equity Trend Fund	422,036	—	422,036	—
Rampart Multi-Asset Trend Fund	20,734	—	20,734	—
Rampart Sector Trend Fund	1,528	—	1,528	—
(1)	Amount is less than $500.
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Capital loss carryover may be subject to limits on use of losses.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
For the period ended September 30, 2019, the following Funds utilized losses deferred in prior years against current year capital gains:
Fund
Duff & Phelps International Real Estate Securities Fund	$ 886
KAR Emerging Markets Small-Cap Fund	99
Rampart Equity Trend Fund	56,954
Rampart Multi-Asset Trend Fund	1,832
Rampart Sector Trend Fund	20,530
For the year ended September 30, 2019, the following Funds had capital loss carryovers which expired:
Fund
Duff & Phelps International Real Estate Securities Fund	$ 884
Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended September 30, 2019, the following Funds deferred and recognized qualified late year losses as follows:
	Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized	Capital Loss Deferred	Capital Loss Recognized
Duff & Phelps Global Infrastructure Fund	$ —	$ —	$ 442	$ —
Duff & Phelps Global Real Estate Securities Fund	—	—	—	(17)
Duff & Phelps International Real Estate Securities Fund	—	—	—	(312)
Herzfeld Fund	—	—	295	—
Horizon Wealth Masters Fund	—	(48)	—	—
KAR Emerging Markets Small-Cap Fund	—	—	3,708	—
KAR International Small-Cap Fund	—	—	52,302	—
Rampart Alternatives Diversifier Fund	—	—	206	—
Rampart Equity Trend Fund	100	(775)	6,587	—
Rampart Multi-Asset Trend Fund	—	—	—	(901)
Rampart Sector Trend Fund	—	—	8,842	—
The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the beginning of this note) consist of the following:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Duff & Phelps Global Infrastructure Fund	$ —	$3,364
Duff & Phelps Global Real Estate Securities Fund	10,566	5,154
Duff & Phelps International Real Estate Securities Fund	3,679	—
Horizon Wealth Masters Fund	105	2,035
KAR Emerging Markets Small-Cap Fund	2,572	—
KAR International Small-Cap Fund	36,120	—
Rampart Alternatives Diversifier Fund	211	—
Rampart Multi-Asset Trend Fund	23	—
Rampart Sector Trend Fund	1,173	—
Vontobel Global Opportunities Fund	516	4,965
Vontobel Greater European Opportunities Fund	26	454
The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal periods ended September 30, 2019 and 2018, was as follows:

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Duff & Phelps Global Infrastructure Fund
9/30/19	$ 2,205	$ 2,735	$ —	$ 4,940
9/30/18	3,184	—	—	3,184
Duff & Phelps Global Real Estate Securities Fund
9/30/19	5,276	61	—	5,337
9/30/18	3,788	245	—	4,033
Duff & Phelps International Real Estate Securities Fund
9/30/19	1,718	—	—	1,718
9/30/18	550	—	—	550
Herzfeld Fund
9/30/19	2,586	3,240	301	6,127
9/30/18	1,664	194	—	1,858
Horizon Wealth Masters Fund
9/30/19	683	3,481	—	4,164
9/30/18	476	123	—	599
KAR Emerging Markets Small-Cap Fund
9/30/19	202	—	—	202
9/30/18	109	—	—	109
KAR International Small-Cap Fund
9/30/19	8,704	3,345	—	12,049
9/30/18	4,742	—	—	4,742
Rampart Alternatives Diversifier Fund
9/30/19	890	—	—	890
9/30/18	394	—	—	394
Rampart Multi-Asset Trend Fund
9/30/19	136	—	—	136
Rampart Sector Trend Fund
9/30/19	1,700	—	—	1,700
9/30/18	1,716	—	—	1,716
Vontobel Global Opportunities Fund
9/30/19	799	20,504	—	21,303
9/30/18	3,156	9,801	—	12,957
Vontobel Greater European Opportunities Fund
9/30/19	86	1,596	—	1,682
9/30/18	203	1,100	—	1,303
For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or NAV of the Funds. As of September 30, 2019, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:
	Capital Paid in on Shares of Beneficial Interest	Accumulated Earnings (Loss)
Duff & Phelps Global Real Estate Securities Fund	$ (2)	$ 2
Duff & Phelps International Real Estate Securities Fund	(883)	884
KAR Emerging Markets Small-Cap Fund	(1)	1
Rampart Equity Trend Fund	(1,099)	1,099
Vontobel Global Opportunities Fund	158	(158)

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
Note 12. Reorganization
($ reported in thousands)
On November 14, 2018, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Vontobel Global Equity Institutional Fund (the “Merged Fund”), a series of Advisers Investment Trust, and Vontobel Global Opportunities Fund (the “Acquiring Fund”), a series of the Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to allow shareholders of the Merged Fund to own shares of a larger fund with a substantially similar investment objective and style as, and potentially deliver better value than, the Merged Fund. The reorganization was accomplished by a tax-free exchange of shares on March 22, 2019. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Merged Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Merged Fund Net Assets Value of Converted Shares
Vontobel Global Equity Institutional Fund	Class I Shares 3,976,178	Vontobel Global Opportunities Fund	Class R6 Shares 3,523,715	$52,884
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Vontobel Global Equity Institutional Fund	$52,884	$9,853	Vontobel Global Opportunities Fund	$447
The net assets of the Class R6 shares of the Acquiring Fund immediately following the acquisition were $53,331.
Assuming the acquisition had been completed on October 1, 2018, the Vontobel Global Equity Institutional Fund’s pro-forma results of operations for the period ended September 30, 2019, would have been as follows:
Net investment income (loss)	$655(a)
Net realized and unrealized gain (loss) on investments	23,777 (b)
Net increase (decrease) in net assets resulting from operations	$24,432
(a) $581, as reported in the Statement of Operations, plus $74 net investment income from Vontobel Global Equity Institutional Fund pre-merger.
(b) $24,391, as reported in the Statement of Operations, plus $(614) net realized and unrealized gain (loss) on investments from Vontobel Global Equity Institutional Fund pre-merger.
Because the combined Funds have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the merged Vontobel Global Equity Institutional Fund that have been included in the acquiring Vontobel Global Opportunities Fund Statement of Operations since March 22, 2019.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleged that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff sought to recover unspecified damages. While Virtus and its affiliates, including the Adviser, believed that the suit was without merit, on May 18, 2018, Virtus executed a final settlement agreement with the plaintiffs settling all claims in the litigation in order to avoid the cost, distraction, disruption, and inherent litigation uncertainty. The settlement was approved by the Court on December 4, 2018, and on January 11, 2019, the Court entered final judgment, concluding the action. The resolution of this matter did not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus or on the ability of the Adviser to provide services to the Funds.
Note 14. Recent Accounting Pronouncement
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Opportunities Trust and Shareholders of Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps International Real Estate Securities Fund, Virtus Herzfeld Fund, Virtus Horizon Wealth Masters Fund, Virtus KAR Emerging Markets Small-Cap Fund, Virtus KAR International Small-Cap Fund, Virtus Rampart Alternatives Diversifier Fund, Virtus Rampart Equity Trend Fund, Virtus Rampart Multi-Asset Trend Fund, Virtus Rampart Sector Trend Fund, Virtus Vontobel Global Opportunities Fund and Virtus Vontobel Greater European Opportunities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps International Real Estate
Securities Fund, Virtus Herzfeld Fund, Virtus Horizon Wealth Masters Fund, Virtus KAR Emerging Markets Small-Cap Fund, Virtus
KAR International Small-Cap Fund, Virtus Rampart Alternatives Diversifier Fund, Virtus Rampart Equity Trend Fund, Virtus Rampart
Multi-Asset Trend Fund, Virtus Rampart Sector Trend Fund, Virtus Vontobel Global Opportunities Fund and Virtus Vontobel Greater
European Opportunities Fund (thirteen of the Funds constituting Virtus Opportunities Trust, hereafter collectively referred to as the
“Funds”) as of September 30, 2019, the related statements of operations for the year ended September 30, 2019, the statements of changes in net assets for each of the two years in the period ended September 30, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 21, 2019
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS OPPORTUNITIES TRUST
TAX INFORMATION NOTICE (Unaudited)
September 30, 2019
For the fiscal year ended September 30, 2019, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary dividends that qualify for a deduction of 20% of qualified REIT dividends allowed to individual shareholders, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Funds which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of  Qualified REIT dividends, QDI, and DRD for the calendar year will be designated in year-end tax statements. The Funds designate the amounts below as long-term capital gains (“LTCG”) dividends taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amounts, if subsequently different, will be designated in the next annual report.
	Qualified REIT Dividends	QDI	DRD	LTCG
Duff & Phelps Global Infrastructure Fund	— %	100%	69%	$3,479
Duff & Phelps Global Real Estate Securities Fund	21	17	—	5,215
Duff & Phelps International Real Estate Securities Fund	—	23	—	—
Herzfeld Fund	—	33	18	—
Horizon Wealth Masters Fund	—	100	100	2,036
KAR Emerging Markets Small-Cap Fund	—	38	—	—
KAR International Small-Cap Fund	—	61	—	—
Rampart Alternatives Diversifier Fund	—	63	35	—
Rampart Multi-Asset Trend Fund	—	100	100	—
Rampart Sector Trend Fund	—	100	100	—
Vontobel Global Opportunities Fund	—	100	100	6,027
Vontobel Greater European Opportunities Fund	—	100	25	502
For the fiscal year ended September 30, 2019, certain Funds are disclosing the following information pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder ($ reported in thousands).
	Foreign Source Income Recognized	Foreign Taxes Paid on Foreign Source Income
Duff & Phelps International Real Estate Securities Fund	$ 1,643	$ 177
Herzfeld Fund	406	8
KAR Emerging Markets Small-Cap Fund	3,554	318
KAR International Small-Cap Fund	51,482	2,689
Rampart Alternatives Diversifier Fund	216	16
Vontobel Greater European Opportunities Fund	114	12

RESULTS OF SHAREHOLDER MEETING (Unaudited)
MARCH 14, 2019
At a special meeting of shareholders of Vontobel Global Equity Institutional Fund (“Vontobel Global Equity Fund”), a series of Advisers Investment Trust, held on March 14, 2019, shareholders voted on the following proposal:
Proposal 1.

Number of Eligible Votes:	FOR	AGAINST	ABSTAIN
To consider and act upon a Plan providing for the acquisition of all of the property and assets of Vontobel Global Equity Fund by Virtus Vontobel Global Opportunities Fund (“Virtus Global Opportunities Fund”), a series of Virtus Opportunities Trust, in exchange solely for shares of Virtus Global Opportunities Fund and the assumption by Virtus Global Opportunities Fund of all of the liabilities of Vontobel Global Equity Fund.	2,045,663.831	0.000	0.000
Shareholders of the Vontobel Global Equity Fund voted to approve the above proposal.

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling
(800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Opportunities Trust, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Brown, Thomas J. YOB: 1945 Served Since: 2016 67 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (8 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1960 Served Since: 2016 71 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Harris, Sidney E. YOB: 1949 Served Since: 2017 67 Portfolios	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Trustee (since 1999) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee ( since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 67 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; and Member (since 2014), Counselors of Real Estate. Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McClellan, Hassell H. YOB: 1945 Served Since: 2015 67 Portfolios	Retired (since 2013); and Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College. Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Mutual Fund Family (56 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); and Trustee (since 2008), Virtus Variable Insurance Trust (8 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 67 Portfolios	Retired (since 2013); and Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation (2007 to 2009); Vice President and Controller (1999 to 2007), The Coca-Cola Company; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2014), Total System Services, Inc.; and Trustee (2005 to 2017), RidgeWorth Funds.
McLoughlin, Philip YOB: 1946 Served Since: 1999 75 Portfolios	Retired. Director and Chairman (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Director and Chairman (since 2014) Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (56 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 71 Portfolios	Retired. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Family (56 portfolios).
Oates, James M. YOB: 1946 Served Since: 2000 71 Portfolios	Managing Director (since 1994), Wydown Group (consulting firm). Director (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee (since 2016), Virtus Variable Insurance Trust (8 portfolios); Director (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Global Multi-Sector Income Fund; Trustee (since 2005) and Chairman (2005 to 2017), John Hancock Fund Complex (227 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Family (56 portfolios).
Segerson, Richard E. YOB: 1946 Served Since: 2000 67 Portfolios	Retired; and Managing Director (1998 to 2013), Northway Management Company. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios) and Virtus Variable Insurance Trust (8 portfolios); and Trustee (since 1983), Virtus Mutual Fund Family (56 portfolios).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2006 77 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various senior officer positions with Virtus affiliates (since 2005). Chairman and Trustee (since 2015), Virtus ETF Trust II (2 portfolios); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013),Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (4 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (56 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.
* Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter YOB: 1970	Senior Vice President (since 2017), Vice President (2008 to 2017).	Senior Vice President, Product Development (since 2017), and Vice President, Product Development (2008 to 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) with Virtus affiliates; Senior Vice President (since 2017), and Vice President (2008 to 2016), Virtus Mutual Fund Family; Senior Vice President (since 2017), and Vice President (2010 to 2016), Virtus Variable Insurance Trust; Senior Vice President (since 2017), and Vice President (2013 to 2016), Virtus Alternative Solutions Trust; and Senior Vice President (since 2017) and Vice President (2016 to 2017), Virtus Closed-End Funds.
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), and Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013), Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2016), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (since 2014), Duff & Phelps Select Energy MLP and Midstream Energy Fund Inc.; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President (2013 to 2014), Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (since 2015), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017), Vice President and Chief Compliance Officer (2011 to 2017), and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2016) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President (since 2018), Virtus Closed-End Funds; Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Mutual Fund Family; Senior Vice President (since 2018), Virtus Closed-End Funds; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013), Senior Vice President (2008 to 2013).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Family; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select Energy MLP and Midstream Energy Fund Inc.; Director (since 2013), Virtus Global Funds PLC; Executive Vice President (since 2013), Virtus Alternative Solutions Trust; and Executive Vice President (since 2017), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.

Virtus Duff & Phelps Global Infrastructure Fund
and Virtus Duff & Phelps Global Real Estate Securities Fund,
each a series of Virtus Opportunities Trust
Supplement dated September 17, 2019 to the Summary Prospectus and the Statutory Prospectus, each dated July 31, 2019
IMPORTANT NOTICE TO INVESTORS
Effective July 1, 2019, the funds’ investment adviser, Virtus Investment Advisers, Inc., has implemented new or more favorable expense limitation arrangements with respect to each fund’s Class R6 Shares. These arrangements are described in more detail below.
Virtus Duff & Phelps Global Infrastructure Fund
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table is hereby replaced with the following and the associated footnote is added:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.35%	0.35%	0.36%	0.28%
Total Annual Fund Operating Expenses	1.25%	2.00%	1.01%	0.93%
Less: Fee Waiver and/or Expense Reimbursement(b)	N/A	N/A	N/A	(0.08)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	1.25%	2.00%	1.01%	0.85%
(b) The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.85% for Class R6 Shares through January 31, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table is hereby replaced with the following:
	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Through Date
Class R6	N/A	N/A	N/A	N/A	0.85%	January 31, 2020
Virtus Duff & Phelps Global Real Estate Securities Fund
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.09%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.20%)
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	0.89%
(b) The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares, 1.15% for Class I Shares and 0.89% for Class R6 Shares through January 31, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table is hereby replaced with the following:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$91	$327	$581	$1,311
In the first table in the section “More Information About Fund Expenses” on page 113 of the statutory prospectus, the information in the row relating to the fund is hereby replaced with the following:
	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Through Date
Virtus Duff & Phelps Global Real Estate Securities Fund	1.40%	2.15%	N/A	1.15%	0.89%	January 31, 2020
Investors should retain this supplement with the Prospectuses for future reference.
VOT 8020/D&PGIF-D& PGRESF NewR6ExpCap2 (7/2019)

Virtus KAR Emerging Markets Small-Cap Fund,
a series of Virtus Opportunities Trust
Supplement dated September 17, 2019 to the Summary Prospectusand the Statutory Prospectus, each dated July 31, 2019
IMPORTANT NOTICE TO INVESTORS
  THIS SUPPLEMENT CORRECTS THE MARKET CAP DISCLOSURE APPLICABLE TO THE
    FUND TO REFLECT THAT WHICH HAD BEEN IN EFFECT PRIOR TO THE UPDATED
PROSPECTUS DATED JULY 31, 2019, AS THE CHANGE WAS NOT INTENTIONALLY MADE.
In the section “Principal Investment Strategies” in the summary prospectus and in the summary section of the fund’s statutory prospectus, the second sentence of the second paragraph is hereby replaced with the following: “The fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $8 billion.”
Under “Principal Investment Strategies” on page 7 of the statutory prospectus, the second sentence of the first paragraph is hereby replaced with the following: “The fund’s subadviser considers small-capitalization companies to be those companies that, at the time of initial purchase, have market capitalizations of less than $8 billion.”
Investors should retain this supplement with the
Prospectuses for future reference.
VOT 8020/EMSC Correction (09/2019)

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8637	11-19

ANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

September 30, 2019
Virtus Duff & Phelps Real Estate Securities Fund*
*Prospectus supplement appears at the back of this annual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Duff & Phelps Real Estate Securities Fund
(“Duff  &  Phelps Real Estate Securities Fund”)
Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	4
Fund Summary	6
Schedule of Investments	11
Statement of Assets and Liabilities	13
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	31
Tax Information Notice	32
Fund Management Tables	33
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
For periods prior to the quarter ending March 31, 2019, the Trust has filed a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available on the SEC’s website at https://www.sec.gov.
For the period ended June 30, 2019, the Trust has filed a complete schedule of portfolio holdings for the Fund with the SEC for the third quarter of the fiscal year as an exhibit to its reports on Form N-PORT-EX. Form N-PORT-EX is available on the SEC’s website at https://www.sec.gov.
Effective September 30, 2019, the Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Duff & Phelps Real Estate Securities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Mutual Funds:
I am pleased to present this annual report that reviews the performance of your fund for the 12 months ended September 30, 2019.
After a sharp downturn in the fourth quarter of 2018, global financial markets rallied during the first nine months of 2019. While global growth continued to slow, interest rate cuts by the U.S. Federal Reserve and the European Central Bank helped restore confidence to the markets. The easing of monetary policy boosted the returns of both equities and fixed income in the first nine months of 2019. However, the uncertainty about trade, tariffs and other geopolitical issues led to frequent reversals in the direction of the markets.
Positive returns in the first nine months of 2019 offset the 2018 fourth quarter downturn. For the 12 months ended September 30, 2019, U.S. large-capitalization stocks, as measured by the S&P 500® Index, rose 4.25% as a result of a 20.55% increase for the year-to-date. Small-cap stocks, as measured by the Russell 2000® Index, rose 14.18% for the nine months of 2019, but were down 8.89% for the full year period. Within international equities, developed markets produced the strongest returns, with the MSCI EAFE® Index (net) up 12.80% for the nine-month period, but down 1.34% for the full year, compared to emerging markets, which were up 5.89% for the nine months of 2019, but declined 2.02% for the full year, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 1.68% at September 30, 2019, down from 3.05% at September 30, 2018. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was up 10.30% for the 12-month period. Non-investment grade bonds were up 6.36% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
It is impossible to know how the markets will perform from day to day or month to month. But a well-diversified portfolio can help investors weather the short-term ups and downs. While diversification cannot guarantee a profit or prevent a loss, owning a variety of traditional and alternative asset classes has been shown to dampen the inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, alternative, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
November 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

DUFF & PHELPS REAL ESTATE SECURITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF April 1, 2019 TO September 30, 2019
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Duff & Phelps Real Estate Securities Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended September 30, 2019.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,106.18	1.36%	$ 7.18
Class C	1,000.00	1,102.41	2.08	10.96
Class I	1,000.00	1,108.45	1.08	5.71
Class R6	1,000.00	1,109.13	0.84	4.44

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
2

DUFF & PHELPS REAL ESTATE SECURITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2019 TO September 30, 2019
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,018.25	1.36%	$ 6.88
Class C	1,000.00	1,014.64	2.08	10.50
Class I	1,000.00	1,019.65	1.08	5.47
Class R6	1,000.00	1,020.86	0.84	4.26

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

DUFF & PHELPS REAL ESTATE SECURITIES FUND
KEY INVESTMENT TERMS (Unaudited)
September 30, 2019
American Depositary Receipt (ADR)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
European Central Bank (“ECB”)
The ECB is responsible for conducting monetary policy for the euro area. The ECB was established as the core of the Euro-system and the European System of Central Banks (“ESCB”). The ESCB comprises the ECB and the National Central Banks (“NCBs”) of all 17 EU Member States whether they have adopted the Euro or not.
European Union (“EU”)
The EU is a unique economic and political union of 28 European countries. The EU was created in the aftermath of the Second World War and has developed an internal single market through a standardized system of laws that apply to all member states. A monetary union was established in 1999 and is composed of the 19 member states which use the Euro currency.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., the Fed is responsible for controlling money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches and all national and state banks that are part of the system.
FTSE NAREIT Equity REITs Index
The FTSE NAREIT Equity REITs Index is a free-float market capitalization index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
4

DUFF & PHELPS REAL ESTATE SECURITIES FUND
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2019
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
5

Ticker Symbols:
Class A: PHRAX
Class C: PHRCX
Class I: PHRIX
Class R6: VRREX
Duff & Phelps Real Estate Securities Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Duff & Phelps Investment Management Co.
■	The Fund is diversified and has investment objectives of capital appreciation and income with approximately equal emphasis. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned 17.33%, Class C shares at NAV returned 16.53%†, Class I shares at NAV returned 17.73%, and Class R6 shares at NAV returned 17.94%. For the same period, the FTSE NAREIT Equity REITs Index, the Fund’s style-specific index appropriate for comparison, returned 18.42%.
    † See footnote 5 on page 10.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
The FTSE NAREIT Equity REITs Index, the Fund’s benchmark, delivered exceptionally strong performance for the 12-month period, gaining 18.4%. The total return performance of U.S. real estate investment trusts (REITS) benefited from solid contractual cash flows, operating results in excess of Wall Street’s expectations, and a supportive private real estate market. Organic income growth, as measured by same store net operating income, benefited from healthy rental market conditions.
In the midst of a choppy environment for broader equities, REITs continued to demonstrate their differentiated characteristics relative to the S&P
500® Index, which returned 4.3% during the fiscal year. Pessimism regarding global economic growth reached new highs during the fiscal period, as reflected by the collapse in U.S. 10-year Treasury bond yields to 1.43% during early September 2019. Driving this decline in sentiment were the aftershocks from ongoing global trade tensions, which became more readily apparent in reported economic data during the period. Global central banks responded by easing fiscal policy in an effort to support a continued global economic expansion.
In the meantime, the healthy real estate operating environment led to continued cash flow and dividend growth for REITs. Many U.S. REITs took advantage of the decline in interest rates to refinance upcoming debt maturities at attractive rates, while also extending the duration of their debt. Their goal was to position their balance sheets in order to weather the uncertain environment. Additionally, public and private real estate valuations were supported by the continued search for yield and the significant amounts of capital raised by private real estate investment firms.
Taking a closer look at the performance of the individual property sectors that are represented within the benchmark, the five top-performing property sectors during the period on a total return basis were manufactured homes, free standing, health care, industrial, and data centers. These property sectors offered a mixture of positive secular growth stories and a higher degree of defensiveness, which was a perfect combination for the more volatile macroeconomic backdrop.
The five bottom-performing property sectors for the period included regional malls, lodging, office, specialty, and shopping centers. Lodging and regional malls, in particular, struggled due to a combination of the slower economic environment, which restrained travel among

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
6

Duff & Phelps Real Estate Securities Fund (Continued)
business transient customers within lodging, as well as ongoing store closings across the retail landscape, which hurt regional malls.
What factors affected the Fund’s performance during its fiscal year?
The Fund slightly underperformed the benchmark for the 12 months ended September 30, 2019. Attribution was positive for the 12-month period, with security selection a positive contributor, and property sector allocation a slight detractor from relative performance.
The strongest relative contributors to performance in the fiscal year were regional malls, manufactured homes, and office. Regional malls benefited from an underweight allocation and security selection; manufactured homes benefited from an overweight allocation and security selection; and office benefited from security selection.
From a property sector allocation perspective, the largest positive contributor was the Fund’s underweight allocation to regional malls. The second largest sector allocation contributor was an overweight exposure to manufactured housing, a property sector that benefited from healthy organic growth and capital deployment opportunities.
From a security perspective, an overweight position in Alexandria Real Estate Equities, a lab/office focused REIT, was the largest positive contributor to performance. The company’s shares materially outperformed the benchmark on the back of a positive operating environment for its property niche, as well as optimism regarding future growth potential from its acquisitions and selective development projects. The Fund’s lack of exposure to SL Green Realty, a Manhattan-focused office REIT, was the second largest contributor. The shares underperformed during the period due to the challenging office fundamentals in its core Manhattan market, which saw meaningful new supply and limited rent growth, as well as concerns regarding the company’s balance sheet. Rounding out the top five positive contributors were an overweight of Brixmor Property, a shopping center REIT; the Fund’s lack of exposure to Macerich, a regional mall REIT; and an overweight to Extra Space Storage, a self storage REIT.
The largest relative detractors to performance were health care, lodging/resorts, and data centers. Health care detracted due to both security selection and an underweight allocation; lodging detracted due primarily to the Fund’s overweight allocation; and security selection in data centers detracted.
The largest property sector allocation detractors were health care and free standing, due to the Fund’s underweight allocation to both property sectors. The last 12 months saw strong performance from health care and free standing REITs, as they benefited from a more volatile macro-political backdrop and the meaningful decline in interest rates.
At the security level, the Fund’s overweight exposure to Health Care Trust of America, an owner of medical office buildings in the health care sector, was the largest negative contributor to security selection for the fiscal year. The company’s shares performed poorly over the period as investors rotated into other health care names, and earnings expectations on external growth were reigned in. The next largest detractor was the Fund’s exposure to Vornado Realty, which was a slight underweight, yet lagged its diversified REIT sector peers. Rounding out the top five detractors to security selection were a modest overweight to Paramount Group, an office REIT; an underweight to Equinix, a data center REIT; and the Fund’s lack of exposure to Welltower, a healthcare REIT.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
7

Duff & Phelps Real Estate Securities Fund (Continued)
guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Real Estate: The Fund may be negatively affected by factors specific to the real estate market, including interest rates, leverage, property, and management.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Apartments	17%
Industrial	13
Health Care	12
Office	11
Data Centers	8
Shopping Centers	6
Lodging/Resorts	5
Other	28
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
8

Duff & Phelps Real Estate Securities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	17.33%	9.59%	12.45%	— %	—
Class A shares at POP[3,4]	10.58	8.30	11.78	—	—
Class C shares at NAV[2] and with CDSC[4]	16.53 [5]	8.79	11.62	—	—
Class I shares at NAV[2]	17.73	9.89	12.74	—	—
Class R6 shares at NAV[2]	17.94	—	—	8.17	11/12/14
FTSE NAREIT Equity REITs Index	18.42	10.26	13.04	8.48 [6]	—
Fund Expense Ratios[7]: Class A shares: 1.38%; Class C shares: 2.07%; Class I shares: 1.08%; Class R6 shares: Gross 0.95%, Net 0.79%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
9

Duff & Phelps Real Estate Securities Fund (Continued)

Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2009, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2020. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
10

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—98.4%
Real Estate Investment Trusts—98.4%
Data Centers—8.4%
CyrusOne, Inc.	171,698	$ 13,581
Digital Realty Trust, Inc.	198,113	25,717
Equinix, Inc.	18,901	10,902
		50,200

Diversified—0.4%
Vornado Realty Trust	37,395	2,381
Health Care—12.3%
HCP, Inc.	901,300	32,113
Healthcare Trust of America, Inc. Class A	722,000	21,213
Ventas, Inc.	283,350	20,693
		74,019

Industrial/Office—24.4%
Industrial—13.1%
Americold Realty Trust	622,903	23,091
Duke Realty Corp.	644,193	21,883
Prologis, Inc.	394,704	33,637
		78,611

Office—11.3%
Alexandria Real Estate Equities, Inc.	182,905	28,175
Cousins Properties, Inc.	562,609	21,148
Douglas Emmett, Inc.	288,508	12,357
Paramount Group, Inc.	447,241	5,971
		67,651

Total Industrial/Office		146,262

Lodging/Resorts—5.4%
Host Hotels & Resorts, Inc.	352,294	6,091
	Shares	Value

Lodging/Resorts—continued
RLJ Lodging Trust	624,105	$ 10,604
Ryman Hospitality Properties, Inc.	143,650	11,752
Summit Hotel Properties, Inc.	357,926	4,152
		32,599

Residential—24.7%
Apartments—17.2%
Apartment Investment & Management Co. Class A	380,938	19,862
AvalonBay Communities, Inc.	143,815	30,968
Equity Residential	337,795	29,138
Essex Property Trust, Inc.	39,704	12,969
Mid-America Apartment Communities, Inc.	81,100	10,544
		103,481

Manufactured Homes—4.1%
Sun Communities, Inc.	167,180	24,818
Single Family Homes—3.4%
American Homes 4 Rent Class A	782,600	20,262
Total Residential		148,561

Retail—14.3%
Free Standing—5.3%
Spirit Realty Capital, Inc.	299,396	14,329
STORE Capital Corp.	462,400	17,298
		31,627

Regional Malls—3.3%
Simon Property Group, Inc.	70,841	11,027
See Notes to Financial Statements.
11

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Shares	Value

Regional Malls—continued
Taubman Centers, Inc.	210,191	$ 8,582
		19,609

Shopping Centers—5.7%
Brixmor Property Group, Inc.	729,596	14,803
Regency Centers Corp.	282,500	19,631
		34,434

Total Retail		85,670

Self Storage—5.0%
CubeSmart	355,850	12,419
Extra Space Storage, Inc.	99,929	11,674
Public Storage	23,780	5,832
		29,925

	Shares	Value

	Specialty—3.5%
VICI Properties, Inc.	925,300	$ 20,958
	Total Common Stocks (Identified Cost $395,948)	590,575

	Total Long-Term Investments—98.4% (Identified Cost $395,948)	590,575

	TOTAL INVESTMENTS—98.4% (Identified Cost $395,948)	$590,575
	Other assets and liabilities, net—1.6%	9,578
	NET ASSETS—100.0%	$600,153
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$590,575	$590,575
Total Investments	$590,575	$590,575
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2019.
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
See Notes to Financial Statements.
12

DUFF & PHELPS REAL ESTATE SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2019
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)	$ 590,575
Cash	7,892
Receivables
Fund shares sold	711
Dividends	2,495
Prepaid Trustees’ retainer	11
Prepaid expenses	71
Other assets	48
Total assets	601,803
Liabilities
Payables
Fund shares repurchased	892
Investment advisory fees	362
Distribution and service fees	46
Administration and accounting fees	51
Transfer agent and sub-transfer agent fees and expenses	179
Professional fees	23
Trustee deferred compensation plan	48
Other accrued expenses	49
Total liabilities	1,650
Net Assets	$ 600,153
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 326,199
Accumulated earnings (loss)	273,954
Net Assets	$ 600,153
Net Assets:
Class A	$ 175,112
Class C	$ 12,325
Class I	$ 373,801
Class R6	$ 38,915
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	6,649,739
Class C	469,342
Class I	14,226,325
Class R6	1,479,526
Net Asset Value and Redemption Price Per Share:
Class A	$ 26.33
Class C	$ 26.26
Class I	$ 26.28
Class R6	$ 26.30
See Notes to Financial Statements.
13

DUFF & PHELPS REAL ESTATE SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Continued)
September 30, 2019
(Reported in thousands except shares and per share amounts)
Maximum Offering Price per Share (NAV/(1-5.75%*)):
Class A	$ 27.94
* Maximum sales charge
(1) Investment in securities at cost	$ 395,948

See Notes to Financial Statements.
14

DUFF & PHELPS REAL ESTATE SECURITIES FUND
STATEMENT OF OPERATIONS
YEAR ENDED September 30, 2019
($ reported in thousands)
Investment Income
Dividends	$ 17,501
Total investment income	17,501
Expenses
Investment advisory fees	4,535
Distribution and service fees, Class A	444
Distribution and service fees, Class C	165
Administration and accounting fees	640
Transfer agent fees and expenses	265
Sub-transfer agent fees and expenses, Class A	311
Sub-transfer agent fees and expenses, Class C	22
Sub-transfer agent fees and expenses, Class I	521
Printing fees and expenses	77
Professional fees	32
Interest expense	1
Registration fees	80
Trustees’ fees and expenses	52
Miscellaneous expenses	62
Total expenses	7,207
Less expenses reimbursed and/or waived by investment adviser(1)	(26)
Less low balance account fees	— (2)
Net expenses	7,181
Net investment income (loss)	10,320
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	100,046
Net change in unrealized appreciation (depreciation) on:
Investments	(16,066)
Net realized and unrealized gain (loss) on investments	83,980
Net increase (decrease) in net assets resulting from operations	$ 94,300

(1)	See Note 3D in the Notes to Financial Statements.
(2)	Amount is less than $500.
See Notes to Financial Statements.
15

DUFF & PHELPS REAL ESTATE SECURITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Year Ended September 30, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 10,320	$ 10,617
Net realized gain (loss)	100,046	81,919
Net change in unrealized appreciation (depreciation)	(16,066)	(63,040)
Increase (decrease) in net assets resulting from operations	94,300	29,496
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(28,231)	(49,347) (1)
Class C	(3,510)	(6,009) (1)
Class I	(59,954)	(77,621) (1)
Class R6	(4,621)	(3,291) (1)
Total Dividends and Distributions to Shareholders	(96,316)	(136,268)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (1,575 and 2,209 shares, respectively)	37,370	58,452
Class C (51 and 46 shares, respectively)	1,174	1,216
Class I (3,585 and 4,719 shares, respectively)	84,112	124,722
Class R6 (610 and 464 shares, respectively)	14,664	12,381
Reinvestment of distributions:
Class A (1,213 and 1,799 shares, respectively)	26,465	46,925
Class C (154 and 221 shares, respectively)	3,333	5,744
Class I (2,718 and 2,922 shares, respectively)	59,275	76,104
Class R6 (210 and 126 shares, respectively)	4,600	3,281
Shares repurchased and cross class conversions:
Class A ((4,213) and (6,842) shares, respectively)	(102,877)	(181,209)
Class C ((734) and (692) shares, respectively)	(16,810)	(18,140)
Class I ((8,443) and (9,016) shares, respectively)	(207,408)	(243,762)
Class R6 ((322) and (264) shares, respectively)	(7,823)	(7,002)
Increase (decrease) in net assets from capital transactions	(103,925)	(121,288)
Net increase (decrease) in net assets	(105,941)	(228,060)
Net Assets
Beginning of period	706,094	934,154
End of Period	$ 600,153	$ 706,094
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 692

See Notes to Financial Statements.
16

DUFF & PHELPS REAL ESTATE SECURITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
(1)	For the year ended September 30, 2018, the distributions to shareholders for the Fund were as follows:

Dividends and Distributions to Shareholders
Net investment income:
Class A	$ (3,085)
Class C	(129)
Class I	(6,332)
Class R6	(335)
Net realized gains:
Class A	(46,262)
Class C	(5,880)
Class I	(71,289)
Class R6	(2,956)
Total	$(136,268)
See Notes to Financial Statements.
17

DUFF & PHELPS REAL ESTATE SECURITIES FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions

Class A
10/1/18 to 9/30/19	$26.76	0.37	3.34	3.71	(0.42)	(3.72)	(4.14)
10/1/17 to 9/30/18	30.43	0.31	0.75	1.06	(0.30)	(4.43)	(4.73)
10/1/16 to 9/30/17	36.87	0.38	(0.48)	(0.10)	(0.40)	(5.94)	(6.34)
10/1/15 to 9/30/16	38.45	0.47	4.80	5.27	(0.48)	(6.37)	(6.85)
10/1/14 to 9/30/15	36.65	0.51	3.76	4.27	(0.53)	(1.94)	(2.47)
Class C
10/1/18 to 9/30/19	$26.69	0.19	3.32	3.51	(0.22)	(3.72)	(3.94)
10/1/17 to 9/30/18	30.35	0.12	0.76	0.88	(0.11)	(4.43)	(4.54)
10/1/16 to 9/30/17	36.77	0.15	(0.47)	(0.32)	(0.16)	(5.94)	(6.10)
10/1/15 to 9/30/16	38.37	0.20	4.78	4.98	(0.21)	(6.37)	(6.58)
10/1/14 to 9/30/15	36.59	0.22	3.73	3.95	(0.23)	(1.94)	(2.17)
Class I
10/1/18 to 9/30/19	$26.71	0.44	3.34	3.78	(0.49)	(3.72)	(4.21)
10/1/17 to 9/30/18	30.39	0.40	0.73	1.13	(0.38)	(4.43)	(4.81)
10/1/16 to 9/30/17	36.83	0.46	(0.48)	(0.02)	(0.48)	(5.94)	(6.42)
10/1/15 to 9/30/16	38.42	0.56	4.80	5.36	(0.58)	(6.37)	(6.95)
10/1/14 to 9/30/15	36.62	0.62	3.75	4.37	(0.63)	(1.94)	(2.57)
Class R6
10/1/18 to 9/30/19	$26.72	0.51	3.32	3.83	(0.53)	(3.72)	(4.25)
10/1/17 to 9/30/18	30.39	0.47	0.71	1.18	(0.42)	(4.43)	(4.85)
10/1/16 to 9/30/17	36.84	0.50	(0.48)	0.02	(0.53)	(5.94)	(6.47)
10/1/15 to 9/30/16	38.42	0.70	4.73	5.43	(0.64)	(6.37)	(7.01)
11/12/14 (9) to 9/30/15	40.32	0.79	(0.06)	0.73	(0.69)	(1.94)	(2.63)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
18

DUFF & PHELPS REAL ESTATE SECURITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate

(0.43)	$26.33	17.33%	$175,112	1.38%	1.38%	1.50%	30%
(3.67)	26.76	4.03	216,062	1.38	1.38	1.16	12
(6.44)	30.43	0.63 (6)	331,957	1.39 (6)	1.39	1.21 (6)	20
(1.58)	36.87	15.58	530,135	1.39 (7)	1.39	1.29	31
1.80	38.45	11.34	621,507	1.36	1.36	1.26	22

(0.43)	$26.26	16.49%	$ 12,325	2.09%	2.09%	0.78%	30%
(3.66)	26.69	3.28	26,643	2.07	2.07	0.45	12
(6.42)	30.35	(0.09) (6)	43,219	2.13 (6)	2.13	0.48 (6)	20
(1.60)	36.77	14.70	67,216	2.15 (7)	2.15	0.55	31
1.78	38.37	10.49	66,023	2.11	2.11	0.56	22

(0.43)	$26.28	17.73%	$373,801	1.09%	1.09%	1.81%	30%
(3.68)	26.71	4.31	437,179	1.08	1.08	1.49	12
(6.44)	30.39	0.90 (6)	539,098	1.13 (6)	1.13	1.49 (6)	20
(1.59)	36.83	15.85	619,818	1.14 (7)	1.14	1.52	31
1.80	38.42	11.63	647,976	1.11	1.11	1.55	22

(0.42)	$26.30	17.94%	$ 38,915	0.87% (8)	0.95%	2.11%	30%
(3.67)	26.72	4.50	26,210	0.93 (8)	0.95	1.75	12
(6.45)	30.39	1.06 (6)	19,880	0.98 (6)	0.98	1.62 (6)	20
(1.58)	36.84	16.06	21,604	0.98 (7)	0.98	1.93	31
(1.90)	38.42	1.54	1,647	0.94	0.94	2.30	22 (10)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
19

DUFF & PHELPS REAL ESTATE SECURITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	State Street Bank & Trust, custodian for the Fund through January 29, 2010, reimbursed the Fund for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets by less than 0.01%. Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return by less than 0.01%.
(7)	Net expense ratio includes extraordinary proxy expenses.
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	Inception date.
(10)	Portfolio turnover is representative of the Fund for the entire year ended September 30, 2015.
See Notes to Financial Statements.
20

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2019
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 23 funds of the Trust are offered for sale, of which the Duff & Phelps Real Estate Securities Fund (the “Fund”) is reported in this annual report. The Fund’s objectives are outlined in the Fund Summary Page. There is no guarantee the Fund will achieve its objectives.
The Fund offers Class A shares, Class C shares, Class I shares, and Class R6 shares.
Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing plans, money purchase pension plans, and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Less low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by
21

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into and out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar
22

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30,
23

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2016 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Regulation S-X
In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statements of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statements of Changes in Net Assets. Certain prior year amounts have been reclassified for consistency with the current year presentation (see footnotes on Statements of Changes in Net Assets for separate disclosure). These reclassifications have no effect on total net assets, total distributions, the statement of operations, financial highlights, net asset value or total return.
G.	Securities Lending
The Fund may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral. At September 30, 2019, the Fund did not loan securities.
24

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
0.75%	0.70%	0.65%
B.	Subadviser
Duff & Phelps Investment Management Co. (the “Subadviser”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.
C.	Expense Limitation
Effective July 1, 2019, the Adviser has contractually agreed to limit the Fund’s total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, 0.79% of average daily net assets for Class R6 shares through January 31, 2020. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are calculated daily and received monthly. Prior to July 1, 2019, the expense cap for Class R6 shares was 0.90%.
From July 1, 2019 through September 24, 2019, the exclusions included front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any). As of September 25, 2019, the exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time
25

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	2021	2022	Total
Class R6	$ 4	$26	$30

E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the fiscal year (the “period”) ended September 30, 2019, it retained net commissions of $6 for Class A shares and CDSC of $1 for Class C shares.
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following annual rates: 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
For the period ended September 30, 2019, the Fund incurred administration fees totaling $576 which are included in the Statement of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended September 30, 2019, the Fund incurred transfer agent fees totaling $258 which are included in the Statement of Operations within the line items “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at September 30, 2019.
26

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities) during the period ended September 30, 2019, were as follows:
Purchases	Sales
$181,649	$362,269
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2019.
Note 5. 10% Shareholders
As of September 30, 2019, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts
27%	2 *
*	The shareholders are not affiliated with Virtus.
Note 6. Credit Risk and Asset Concentration
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objectives. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 7.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 8. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At September 30, 2019, the Fund did not hold any securities that were restricted.
27

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
Note 9. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 12, 2020. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Fund had no outstanding borrowings at any time during the period ended September 30, 2019.
Note 10. Federal Income Tax Information
($ reported in thousands)
At September 30, 2019, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 403,756	$ 194,981	$ (8,162)	$ 186,819
The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the beginning of this note) consist of the following:
Undistributed Long-Term Capital Gains
$87,203
The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
	Year Ended	Year Ended
	2019	2018
Ordinary Income	$11,842	$ 10,469
Long-Term Capital Gains	84,474	125,799
28

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
	Year Ended	Year Ended
	2019	2018
Total	$96,316	$136,268
Note 11. Regulatory Matters and Litigation
From time to time, the Trust, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleged that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff sought to recover unspecified damages. While Virtus and its affiliates, including the Adviser, believed that the suit was without merit, on May 18, 2018, Virtus executed a final settlement agreement with the plaintiffs settling all claims in the litigation in order to avoid the cost, distraction, disruption, and inherent litigation uncertainty. The settlement was approved by the Court on December 4, 2018, and on January 11, 2019, the Court entered final judgment, concluding the action. The resolution of this matter did not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus or on the ability of the Adviser to provide services to the Fund.
Note 12. Recent Accounting Pronouncement
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
29

DUFF & PHELPS REAL ESTATE SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
30

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Opportunities Trust and Shareholders of Virtus Duff & Phelps Real Estate Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Virtus Duff & Phelps Real Estate Securities Fund (one of the funds constituting Virtus Opportunities Trust, referred to hereafter as the “Fund”) as of September 30, 2019, the related statement of operations for the year ended September 30, 2019, the statements of changes in net assets for each of the two years in the period ended September 30, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2019 and the financial highlights for each of the periods indicated therein conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 21, 2019
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not been able to determine the specific year we began serving as auditor.
31

DUFF & PHELPS REAL ESTATE SECURITIES FUND
TAX INFORMATION NOTICE (Unaudited)
September 30, 2019
For the fiscal year ended September 30, 2019, the Fund makes the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary dividends that qualify for a deduction of 20% of qualified REIT dividends allowed to individual shareholders, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of Qualified REIT dividends, QDI, and DRD for the calendar year will be designated in year-end tax statements. The Fund designates the amounts below as long-term capital gains (“LTCG”) dividends taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amounts, if subsequently different, will be designated in the next annual report.
Qualified REIT Dividends	QDI	DRD	LTCG
88%	—%	—%	$94,262
32

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling
(800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Opportunities Trust, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Brown, Thomas J. YOB: 1945 Served Since: 2016 67 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (8 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1960 Served Since: 2016 71 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Harris, Sidney E. YOB: 1949 Served Since: 2017 67 Portfolios	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Trustee (since 1999) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee ( since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 67 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; and Member (since 2014), Counselors of Real Estate. Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McClellan, Hassell H. YOB: 1945 Served Since: 2015 67 Portfolios	Retired (since 2013); and Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College. Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Mutual Fund Family (56 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); and Trustee (since 2008), Virtus Variable Insurance Trust (8 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 67 Portfolios	Retired (since 2013); and Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation (2007 to 2009); Vice President and Controller (1999 to 2007), The Coca-Cola Company; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2014), Total System Services, Inc.; and Trustee (2005 to 2017), RidgeWorth Funds.
33

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
McLoughlin, Philip YOB: 1946 Served Since: 1999 75 Portfolios	Retired. Director and Chairman (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Director and Chairman (since 2014) Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (56 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 71 Portfolios	Retired. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Family (56 portfolios).
Oates, James M. YOB: 1946 Served Since: 2000 71 Portfolios	Managing Director (since 1994), Wydown Group (consulting firm). Director (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee (since 2016), Virtus Variable Insurance Trust (8 portfolios); Director (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Global Multi-Sector Income Fund; Trustee (since 2005) and Chairman (2005 to 2017), John Hancock Fund Complex (227 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Family (56 portfolios).
Segerson, Richard E. YOB: 1946 Served Since: 2000 67 Portfolios	Retired; and Managing Director (1998 to 2013), Northway Management Company. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios) and Virtus Variable Insurance Trust (8 portfolios); and Trustee (since 1983), Virtus Mutual Fund Family (56 portfolios).
34

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2006 77 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various senior officer positions with Virtus affiliates (since 2005). Chairman and Trustee (since 2015), Virtus ETF Trust II (2 portfolios); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013),Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (4 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (56 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.
* Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter YOB: 1970	Senior Vice President (since 2017), Vice President (2008 to 2017).	Senior Vice President, Product Development (since 2017), and Vice President, Product Development (2008 to 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) with Virtus affiliates; Senior Vice President (since 2017), and Vice President (2008 to 2016), Virtus Mutual Fund Family; Senior Vice President (since 2017), and Vice President (2010 to 2016), Virtus Variable Insurance Trust; Senior Vice President (since 2017), and Vice President (2013 to 2016), Virtus Alternative Solutions Trust; and Senior Vice President (since 2017) and Vice President (2016 to 2017), Virtus Closed-End Funds.
35

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), and Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013), Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2016), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (since 2014), Duff & Phelps Select Energy MLP and Midstream Energy Fund Inc.; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.
36

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President (2013 to 2014), Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (since 2015), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017), Vice President and Chief Compliance Officer (2011 to 2017), and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2016) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
37

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President (since 2018), Virtus Closed-End Funds; Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Mutual Fund Family; Senior Vice President (since 2018), Virtus Closed-End Funds; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013), Senior Vice President (2008 to 2013).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Family; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select Energy MLP and Midstream Energy Fund Inc.; Director (since 2013), Virtus Global Funds PLC; Executive Vice President (since 2013), Virtus Alternative Solutions Trust; and Executive Vice President (since 2017), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.
38

Virtus Duff & Phelps Real Estate Securities Fund,
a series of Virtus Opportunities Trust
Supplement dated July 1, 2019 to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus, dated January 28, 2019, as supplemented
IMPORTANT NOTICE TO INVESTORS
Effective July 1, 2019, the fund’s investment adviser, Virtus Investment Advisers, Inc., is implementing more favorable expense limitation arrangements with respect to the fund’s Class R6 Shares. These arrangements are described in more detail below.
Virtus Duff & Phelps Real Estate Securities Fund
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the information for Class R6 Shares in the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management Fees	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	None
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.95%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.16%)
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	0.79%
(b) The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.79% for Class R6 Shares through January 31, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time.
Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the row showing Class R6 Shares in the “Example” table is hereby replaced with the following:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class R6	Sold or Held	$81	$287	$510	$1,152
In the first table in the section “More Information About Fund Expenses” on page 113 of the statutory prospectus, the information in the row relating to the fund is hereby replaced with the following:

	Class A Shares	Class C Shares	Class C1 Shares	Class I Shares	Class R6 Shares	Through Date
Virtus Duff & Phelps Real Estate Securities Fund	N/A	N/A	N/A	N/A	0.79%	January 31, 2020
Investors should retain this supplement with the Prospectuses for future reference.
VOT 8020/D&PRESF NewR6ExpCap (7/2019)

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8009	11-19

ANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

September 30, 2019
Virtus Vontobel Foreign Opportunities Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Vontobel Foreign Opportunities Fund
(“Vontobel Foreign Opportunities Fund”)
Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	4
Fund Summary	6
Schedule of Investments	12
Statement of Assets and Liabilities	15
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	23
Report of Independent Registered Public Accounting Firm	35
Tax Information Notice	36
Results of Shareholder Meeting	37
Fund Management Tables	38
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
For periods prior to the quarter ending March 31, 2019, the Trust has filed a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available on the SEC’s website at https://www.sec.gov.
For the period ended June 30, 2019, the Trust has filed a complete schedule of portfolio holdings for the Fund with the SEC for the third quarter of the fiscal year as an exhibit to its reports on Form N-PORT-EX. Form N-PORT-EX is available on the SEC’s website at https://www.sec.gov.
Effective September 30, 2019, the Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Vontobel Foreign Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Mutual Funds:
I am pleased to present this annual report that reviews the performance of your fund for the 12 months ended September 30, 2019.
After a sharp downturn in the fourth quarter of 2018, global financial markets rallied during the first nine months of 2019. While global growth continued to slow, interest rate cuts by the U.S. Federal Reserve and the European Central Bank helped restore confidence to the markets. The easing of monetary policy boosted the returns of both equities and fixed income in the first nine months of 2019. However, the uncertainty about trade, tariffs and other geopolitical issues led to frequent reversals in the direction of the markets.
Positive returns in the first nine months of 2019 offset the 2018 fourth quarter downturn. For the 12 months ended September 30, 2019, U.S. large-capitalization stocks, as measured by the S&P 500® Index, rose 4.25% as a result of a 20.55% increase for the year-to-date. Small-cap stocks, as measured by the Russell 2000® Index, rose 14.18% for the nine months of 2019, but were down 8.89% for the full year period. Within international equities, developed markets produced the strongest returns, with the MSCI EAFE® Index (net) up 12.80% for the nine-month period, but down 1.34% for the full year, compared to emerging markets, which were up 5.89% for the nine months of 2019, but declined 2.02% for the full year, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 1.68% at September 30, 2019, down from 3.05% at September 30, 2018. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was up 10.30% for the 12-month period. Non-investment grade bonds were up 6.36% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
It is impossible to know how the markets will perform from day to day or month to month. But a well-diversified portfolio can help investors weather the short-term ups and downs. While diversification cannot guarantee a profit or prevent a loss, owning a variety of traditional and alternative asset classes has been shown to dampen the inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, alternative, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
November 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

VONTOBEL FOREIGN OPPORTUNITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF April 1, 2019 TO September 30, 2019
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Vontobel Foreign Opportunities Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended September 30, 2019.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,072.21	1.39%	$ 7.22
Class C	1,000.00	1,068.74	2.05	10.63
Class I	1,000.00	1,073.75	1.07	5.56
Class R6	1,000.00	1,074.48	0.95	4.94

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
2

VONTOBEL FOREIGN OPPORTUNITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2019 TO September 30, 2019
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,018.10	1.39%	$ 7.03
Class C	1,000.00	1,014.79	2.05	10.35
Class I	1,000.00	1,019.70	1.07	5.42
Class R6	1,000.00	1,020.31	0.95	4.81

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

VONTOBEL FOREIGN OPPORTUNITIES FUND
KEY INVESTMENT TERMS (Unaudited)
September 30, 2019
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
European Central Bank (“ECB”)
The ECB is responsible for conducting monetary policy for the euro area. The ECB was established as the core of the Euro-system and the European System of Central Banks (“ESCB”). The ESCB comprises the ECB and the National Central Banks (“NCBs”) of all 17 European Union Member States whether they have adopted the Euro or not.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., the Fed is responsible for controlling money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches and all national and state banks that are part of the system.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
4

VONTOBEL FOREIGN OPPORTUNITIES FUND
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2019
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).
5

Ticker Symbols:
Class A: JVIAX
Class C: JVICX
Class I: JVXIX
Class R6: VFOPX
Vontobel Foreign Opportunities Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Vontobel Asset Management, Inc.
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will achieve its objective.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned 7.08%, Class C shares at NAV returned 6.40%, Class I shares at NAV returned 7.43%, and Class R6 shares at NAV returned 7.57%. For the same period, the MSCI EAFE® Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned -1.34%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
The MSCI EAFE® Index (net) was negative in the fiscal first quarter, positive in the fiscal second and third quarters, and negative in the fiscal fourth quarter.
In the fourth quarter of 2018, international equity markets faced significant pressure as volatility escalated. Equities alternated between panic and relief depending on the prevailing direction of news regarding trade tensions, monetary tightening, and slowing growth in China. Both the U.S. Federal Reserve (the Fed) and the European Central Bank (ECB) indicated an intent to proceed with unwinding the quantitative easing (QE) program begun in the wake of the 2008 crisis. This reignited anxiety that the end of easy money would usher in weaker economic growth. Meanwhile, an unresolved Brexit agreement between the U.K. and the European Union (EU) continued to add uncertainty as Parliament’s vote on Prime Minister May’s plan was delayed until January 2019. On the Continent, the Italian government passed a budget late in the quarter, however Italy’s fiscal woes continued to attract the market’s attention. Emerging market performance fared only slightly better than the U.S. and Europe.
International equity markets had a strong first quarter of 2019, bolstered by the Fed’s pause in interest rate increases and improving sentiment on U.S.-China trade tensions. While there was lingering uncertainty about the status of trade negotiations, news that the two countries were making progress on a trade agreement drove optimism and lifted Chinese equities. The plan by index provider MSCI to reweight its indices also helped Chinese stocks. The rest of the emerging markets joined the rally over the quarter on the prospect that the pause in U.S. interest rate increases would relieve pressure on dollar-denominated debt, and expectations that capital would continue to flow into the developing world. Despite a mixed picture across the continent, European equities rose 10.84% for the quarter. Political uncertainty continued as the U.K. extended its EU exit deadline. While Germany narrowly missed a recession, Italy became the first Eurozone economy to go into decline, prompting a softer approach from the ECB. President Mario Draghi announced that the ECB would support the Eurozone economy through cheap loans for banks and maintain its key interest rate at -0.4%, at least through 2019.
Geopolitical pressures around the world marked the second quarter of 2019. Equity investors faced a rocky ride as sentiment on global trade tensions shifted from concern to optimism, and a softer stance by central banks drove share prices

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
6

Vontobel Foreign Opportunities Fund (Continued)
upwards. At the start of the quarter, markets were primed for an epic trade deal between the U.S. and China. However, by early May, the tariff war continued with another round of tit-for-tat measures. In Europe, deteriorating sentiment in Germany over global trade, as well as the ongoing vehicle emissions scandal, continued to hamper growth in the country and across the wider Eurozone. Inflation also slowed, prompting ECB president Draghi to pledge more monetary support if needed. The U.K. remained mired in Brexit negotiations as politicians repeatedly failed to agree on a deal to leave the EU. Country returns were mixed across emerging markets.
Intense political turmoil once again fueled market volatility in the third quarter of 2019. And stalling economic growth sent central bankers and policymakers around the globe to their armories for monetary and fiscal weapons to combat the slowdown. The uncertainty caused sharp swings in the international equity markets, with the MSCI EAFE® Index (net) ending the quarter in negative territory. The U.S.-China trade war roiled markets over the period and, as the quarter drew to a close, reports emerged that the U.S. government was considering capital markets restrictions on Chinese companies that might prevent them listing on U.S. exchanges. Although an imminent move was denied by the U.S. Treasury, it nevertheless shook markets. Following Boris Johnson’s selection as U.K. Prime Minister in July, tensions between the U.K. and Europe mounted, and divisions in the British Parliament widened, increasing the risk of a no-deal Brexit. Eurozone growth slowed to 0.2% in the second quarter, and inflation flagged to just 1% in August, prompting Draghi to cut the reserve rate for banks to -0.5% and restart quantitative easing measures. Emerging markets performance was mixed, with many countries unleashing fiscal stimulus.
What factors affected the Fund’s performance during its fiscal year?
The following discussion highlights specific stocks—those that provided the largest contribution to absolute performance and those that were the largest detractors for the 12 months ended September 30, 2019. As bottom-up stock pickers, we hope that you find this useful and gain a greater understanding of how we invest your capital.
Stocks that helped absolute performance
Constellation Software benefitted from vibrant acquisition opportunities and stable organic growth. The company also announced a special dividend for investors early in 2019. Constellation is a leading Canadian-listed conglomerate of mission-critical niche software businesses in the private and public sectors and specializes in operational software in a wide range of vertical markets such as health care, law, and public transit. The company has grown through acquisitions, and the industry is still quite fragmented.
Nestlé executed well in a volatile macroeconomic environment. It is one of the largest food companies in the world, with a vast product and geographic sales mix. The company delivered low- to mid-single-digit constant currency organic sales growth, driven by its focus on health and wellness, its diversified geographic exposure, and its wide product range from value to super premium. Under a new CEO, the company spent the period more focused on margin improvement and streamlining the organization.
Other top contributors included Alimentation Couch Class B, Mastercard Inc., and London Stock Exchange Group.
Stocks that hurt absolute performance
Reckitt Benckiser Group underperformed during the fiscal year as Indivior, a pharmaceutical company that Reckitt Benckiser spun off five years ago, was indicted on charges by the
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
7

Vontobel Foreign Opportunities Fund (Continued)
U.S. Department of Justice concerning the sale of an opioid treatment dating back to 2010. The market worried about the amount of risk this might entail for Reckitt. We sold the stock and reallocated capital to better opportunities.
British American Tobacco underperformed following Philip Morris’s announcement that uptake in Japan of its leading Heat not Burn (HNB) product was weaker than expected. The news highlighted to investors uncertainty in the nicotine delivery space. British American Tobacco is the world’s largest tobacco company, with market leadership in more than 50 countries around the world. Its global brands include Dunhill, Kent, Lucky Strike, Pall Mall, and Rothmans. We sold British American Tobacco and reallocated capital to better opportunities.
Other bottom contributors included Fresenius SE&KGAA NPV, Heidelberg Cement NPV, and Taiwan Semiconductor Manufacturing.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Past performance is not indicative of future results. Any performance results portrayed reflect the reinvestment of dividends and other earnings. Any companies described in this commentary may or may not currently represent a position in the subadviser’s client portfolios. Also, any sector and industry weights described in the commentary may or may not have changed since the writing of this commentary. The information and methodology described in this commentary should not be construed as a recommendation to purchase or sell securities.
Any projections, forecasts or estimates contained in this commentary are based on a variety of estimates and assumptions. There can be no assurance that the estimates or assumptions made will prove accurate, and actual results may differ materially.
In the event a company described in this commentary is a position in the subadviser’s client portfolios, the securities identified and described do not represent all of the securities purchased, sold or recommended. The reader should not assume that an investment in any securities identified was or will be profitable or that investment recommendations or investment decisions we make in the future will be profitable.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
8

Vontobel Foreign Opportunities Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Industrials	31%
Consumer Staples	19
Information Technology	15
Consumer Discretionary	10
Financials	9
Health Care	7
Communication Services	6
Other (includes securities lending collateral)	3
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
9

Vontobel Foreign Opportunities Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	7.08%	6.23%	7.65%	— %	—
Class A shares at POP[3,4]	0.92	4.97	7.02	—	—
Class C shares at NAV[2] and with CDSC[4]	6.40	5.47	6.87	—	—
Class I shares at NAV[2]	7.43	6.52	7.94	—	—
Class R6 shares at NAV[2]	7.57	—	—	6.39	11/12/14
MSCI EAFE® Index (net)	-1.34	3.27	4.90	3.75 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.43%, Net 1.39%; Class C shares: Gross 2.10%, Net 2.05%; Class I shares: Gross 1.12%, Net 1.07%; Class R6 shares: Gross 1.03%, Net 0.95%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
10

Vontobel Foreign Opportunities Fund (Continued)

Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2009, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception date, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through March 31, 2021. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
11

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—97.6%
Communication Services—5.7%
Alphabet, Inc. Class C (United States)(1)	21,081	$ 25,698
Cellnex Telecom SA 144A (Spain)(1)(2)	541,211	22,357
Tencent Holdings Ltd. (China)	286,211	12,058
		60,113

Consumer Discretionary—9.5%
adidas AG (Germany)	68,962	21,471
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	124,796	20,870
Booking Holdings, Inc. (Netherlands)(1)	15,741	30,893
Flutter Entertainment plc (Ireland)	118,309	11,059
LVMH Moet Hennessy Louis Vuitton SE (France)	39,497	15,698
		99,991

Consumer Staples—18.4%
Alimentation Couche-Tard, Inc. Class B (Canada)	1,313,392	40,249
Anheuser-Busch InBev NV (Belgium)	395,450	37,680
Heineken NV (Netherlands)	98,088	10,602
Nestle S.A. Registered Shares (Switzerland)	413,887	44,903
Unilever NV (Netherlands)	651,679	39,173
Wal-Mart de Mexico SAB de C.V. (Mexico)	7,393,946	21,915
		194,522

Financials—8.3%
HDFC Bank Ltd. (India)	2,037,662	35,293
Housing Development Finance Corp., Ltd. (India)	738,110	20,591
	Shares	Value

Financials—continued
Itau Unibanco Holding SA Sponsored ADR (Brazil)	1,774,115	$ 14,920
London Stock Exchange Group plc (United Kingdom)	190,618	17,128
		87,932

Health Care—7.2%
Alcon, Inc. (Switzerland)(1)	271,627	15,840
CSL Ltd. (Australia)	86,497	13,643
Grifols SA (Spain)(3)	982,814	28,966
Medtronic plc (United States)	165,544	17,981
		76,430

Industrials—30.2%
Ashtead Group plc (United Kingdom)	560,318	15,598
Bunzl plc (United Kingdom)	843,327	22,034
CAE, Inc. (Canada)	836,636	21,256
Canadian National Railway Co. (Canada)	257,935	23,160
DCC plc (Ireland)	225,806	19,701
IMCD NV (Netherlands)	68,100	5,036
Kingspan Group plc (Ireland)	307,157	14,999
Kingspan Group plc (Ireland)(1)	11,408	558
RELX plc (United Kingdom)	1,377,061	32,765
Rentokil Initial plc (United Kingdom)	4,898,371	28,175
Safran SA (France)	225,498	35,503
Techtronic Industries Co., Ltd. (Hong Kong)	2,511,167	17,478
Teleperformance (France)	128,926	27,950
Vinci SA (France)	223,572	24,081
See Notes to Financial Statements.
12

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Shares	Value

Industrials—continued
Wolters Kluwer NV (Netherlands)	431,125	$ 31,474
		319,768

Information Technology—15.1%
Constellation Software, Inc. (Canada)	23,048	23,018
Keyence Corp. (Japan)	35,440	21,928
Mastercard, Inc. Class A (United States)	129,336	35,124
SAP SE (Germany)	221,348	26,027
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	480,377	22,328
Tata Consultancy Services Ltd. (India)	1,063,231	31,495
		159,920

Materials—1.8%
Air Liquide SA (France)	135,859	19,339
Utilities—1.4%
Equatorial Energia S.A. (Brazil)	628,689	15,196
Total Common Stocks (Identified Cost $740,237)		1,033,211

Total Long-Term Investments—97.6% (Identified Cost $740,237)		1,033,211

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(4)(5)	4,543,057	4,543
Total Securities Lending Collateral (Identified Cost $4,543)		4,543

Value

TOTAL INVESTMENTS—98.0% (Identified Cost $744,780)	$1,037,754
Other assets and liabilities, net—2.0%	21,097
NET ASSETS—100.0%	$1,058,851
Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $22,357 or 2.1% of net assets.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
France	12%
Netherlands	11
United Kingdom	11
Canada	10
India	8
United States	8
Switzerland	6
Other	34
Total	100%
† % of total investments as of September 30, 2019.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
13

Vontobel Foreign Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,033,211	$1,033,211
Securities Lending Collateral	4,543	4,543
Total Investments	$1,037,754	$1,037,754
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2019.
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
See Notes to Financial Statements.
14

VONTOBEL FOREIGN OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2019
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)(2)	$ 1,037,754
Foreign currency at value(3)	149
Cash	24,751
Receivables
Fund shares sold	952
Dividends	619
Tax reclaims	2,557
Securities lending income	3
Prepaid Trustees’ retainer	20
Prepaid expenses	58
Other assets	86
Total assets	1,066,949
Liabilities
Payables
Fund shares repurchased	1,520
Foreign capital gains tax	698
Collateral on securities loaned	4,543
Investment advisory fees	727
Distribution and service fees	73
Administration and accounting fees	92
Transfer agent and sub-transfer agent fees and expenses	229
Professional fees	31
Trustee deferred compensation plan	86
Other accrued expenses	99
Total liabilities	8,098
Net Assets	$ 1,058,851
Net Assets Consist of:
Common stock $0.001 par value	$ 35
Capital paid in on shares of beneficial interest	709,115
Accumulated earnings (loss)	349,701
Net Assets	$ 1,058,851
Net Assets:
Class A	$ 186,206
Class C	$ 41,638
Class I	$ 761,809
Class R6	$ 69,198
Shares Outstanding (unlimited number of shares authorized, $0.001 par value):
Class A	6,116,399
Class C	1,409,715
Class I	25,032,593
Class R6	2,273,512
See Notes to Financial Statements.
15

VONTOBEL FOREIGN OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Continued)
September 30, 2019
(Reported in thousands except shares and per share amounts)
Net Asset Value and Redemption Price Per Share:
Class A	$ 30.44
Class C	$ 29.54
Class I	$ 30.43
Class R6	$ 30.44
Maximum Offering Price per Share (NAV/(1-5.75%*)):
Class A	$ 32.30
* Maximum sales charge
(1) Investment in securities at cost	$ 744,780
(2) Market value of securities on loan	$ 4,305
(3) Foreign currency at cost	$ 149

See Notes to Financial Statements.
16

VONTOBEL FOREIGN OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
YEAR ENDED September 30, 2019
($ reported in thousands)
Investment Income
Dividends	$ 20,774
Security lending, net of fees	55
Foreign taxes withheld	(1,755)
Total investment income	19,074
Expenses
Investment advisory fees	9,155
Distribution and service fees, Class A	470
Distribution and service fees, Class C	539
Administration and accounting fees	1,132
Transfer agent fees and expenses	476
Sub-transfer agent fees and expenses, Class A	254
Sub-transfer agent fees and expenses, Class C	43
Sub-transfer agent fees and expenses, Class I	664
Custodian fees	24
Printing fees and expenses	72
Professional fees	54
Interest expense	8
Registration fees	83
Trustees’ fees and expenses	92
Miscellaneous expenses	172
Total expenses	13,238
Less expenses reimbursed and/or waived by investment adviser(1)	(520)
Less low balance account fees	(2)
Net expenses	12,716
Net investment income (loss)	6,358
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	71,645
Foreign currency transactions	(444)
Net change in unrealized appreciation (depreciation) on:
Investments	(24,888)
Foreign currency transactions	6
Net realized and unrealized gain (loss) on investments	46,319
Net increase (decrease) in net assets resulting from operations	$ 52,677

(1)	See Note 3D in the Notes to Financial Statements.
See Notes to Financial Statements.
17

VONTOBEL FOREIGN OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Year Ended September 30, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 6,358	$ 6,614
Net realized gain (loss)	71,201	194,612
Net change in unrealized appreciation (depreciation)	(24,882)	(166,104)
Increase (decrease) in net assets resulting from operations	52,677	35,122
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(32,698)	(515) (1)
Class C	(11,388)	—
Class I	(145,852)	(5,658) (1)
Class R6	(3,798)	(120) (1)
Total Dividends and Distributions to Shareholders	(193,736)	(6,293)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (1,512 and 858 shares, respectively)	42,627	30,148
Class C (107 and 156 shares, respectively)	2,798	5,400
Class I (6,586 and 7,445 shares, respectively)	184,884	262,701
Class R6 (758 and 654 shares, respectively)	24,044	23,114
Net assets from merger(2):
Class R6 (1,227 and — shares, respectively)	34,204	—
Reinvestment of distributions:
Class A (1,117 and 13 shares, respectively)	28,438	455
Class C (434 and — shares, respectively)	10,767	—
Class I (5,494 and 153 shares, respectively)	139,385	5,358
Class R6 (127 and 3 shares, respectively)	3,231	98
Shares repurchased and cross class conversions:
Class A ((2,631) and (2,962) shares, respectively)	(75,225)	(104,332)
Class C ((1,359) and (722) shares, respectively)	(37,018)	(24,787)
Class I ((15,432) and (10,439) shares, respectively)	(438,307)	(366,169)
Class R6 ((805) and (259) shares, respectively)	(25,427)	(9,118)
Increase (decrease) in net assets from capital transactions	(105,599)	(177,132)
Net increase (decrease) in net assets	(246,658)	(148,303)
Net Assets
Beginning of period	1,305,509	1,453,812
End of Period	$ 1,058,851	$ 1,305,509
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 7,130

(1)	For the year ended September 30, 2018, distributions to shareholders were from net investment income.
(2)	See Note 12 in Notes to Financial Statements.
See Notes to Financial Statements.
18

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THIS PAGE INTENTIONALLY BLANK.

VONTOBEL FOREIGN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions

Class A
10/1/18 to 9/30/19	$34.62	0.11	1.25	1.36	(0.15)	(5.39)	(5.54)
10/1/17 to 9/30/18	33.95	0.10	0.64	0.74	(0.07)	—	(0.07)
10/1/16 to 9/30/17	29.62	0.09	4.42	4.51	(0.18)	—	(0.18)
10/1/15 to 9/30/16	27.21	0.19	2.47	2.66	(0.25)	—	(0.25)
10/1/14 to 9/30/15	28.12	0.25	(0.92)	(0.67)	(0.24)	—	(0.24)
Class C
10/1/18 to 9/30/19	$33.83	(0.10)	1.23	1.13	(0.03)	(5.39)	(5.42)
10/1/17 to 9/30/18	33.34	(0.14)	0.63	0.49	—	—	—
10/1/16 to 9/30/17	29.23	(0.11)	4.33	4.22	(0.11)	—	(0.11)
10/1/15 to 9/30/16	26.95	(0.02)	2.42	2.40	(0.12)	—	(0.12)
10/1/14 to 9/30/15	27.88	0.04	(0.91)	(0.87)	(0.06)	—	(0.06)
Class I
10/1/18 to 9/30/19	$34.70	0.20	1.24	1.44	(0.32)	(5.39)	(5.71)
10/1/17 to 9/30/18	34.03	0.20	0.65	0.85	(0.18)	—	(0.18)
10/1/16 to 9/30/17	29.63	0.20	4.40	4.60	(0.20)	—	(0.20)
10/1/15 to 9/30/16	27.23	0.26	2.46	2.72	(0.32)	—	(0.32)
10/1/14 to 9/30/15	28.14	0.32	(0.91)	(0.59)	(0.32)	—	(0.32)
Class R6
10/1/18 to 9/30/19	$34.72	0.29	1.18	1.47	(0.36)	(5.39)	(5.75)
10/1/17 to 9/30/18	34.06	0.23	0.64	0.87	(0.21)	—	(0.21)
10/1/16 to 9/30/17	29.63	0.24	4.39	4.63	(0.20)	—	(0.20)
10/1/15 to 9/30/16	27.24	0.33	2.42	2.75	(0.36)	—	(0.36)
11/12/14 (9) to 9/30/15	28.66	0.36	(1.45)	(1.09)	(0.33)	—	(0.33)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
20

VONTOBEL FOREIGN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate

(4.18)	$30.44	7.08%	$ 186,206	1.40% (6)	1.44%	0.38%	64%
0.67	34.62	2.17	211,755	1.43	1.43	0.27	39
4.33	33.95	15.41 (7)	278,667	1.45 (7)	1.46	0.28 (7)	31
2.41	29.62	9.77	367,684	1.44 (8)	1.45	0.68	25
(0.91)	27.21	(2.41)	406,429	1.41	1.41	0.89	32

(4.29)	$29.54	6.40%	$ 41,638	2.07% (6)	2.13%	(0.34) %	64%
0.49	33.83	1.47	75,379	2.10	2.10	(0.41)	39
4.11	33.34	14.55 (7)	93,166	2.19 (7)	2.20	(0.39) (7)	31
2.28	29.23	8.94	112,180	2.19 (8)	2.20	(0.06)	25
(0.93)	26.95	(3.13)	117,568	2.17	2.17	0.15	32

(4.27)	$30.43	7.43%	$ 761,809	1.08% (6)	1.13%	0.68%	64%
0.67	34.70	2.48	984,802	1.12	1.12	0.57	39
4.40	34.03	15.69 (7)	1,062,609	1.19 (7)	1.20	0.64 (7)	31
2.40	29.63	10.05	958,835	1.19 (8)	1.20	0.90	25
(0.91)	27.23	(2.16)	1,231,349	1.17	1.17	1.14	32

(4.28)	$30.44	7.57%	$ 69,198	0.96% (6)	1.04%	0.97%	64%
0.66	34.72	2.55	33,573	1.03	1.03	0.66	39
4.43	34.06	15.82 (7)	19,370	1.08 (7)	1.09	0.75 (7)	31
2.39	29.63	10.16	6,587	1.09 (8)	1.10	1.14	25
(1.42)	27.24	(3.84)	4,502	1.07	1.07	1.44	32 (10)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
21

VONTOBEL FOREIGN OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(7)	State Street Bank & Trust, custodian for the Fund through January 29, 2010, reimbursed the Fund for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets by 0.01%. Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return by 0.01%
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	Inception date.
(10)	Portfolio turnover is represented of the Fund for the entire year ended September 2015.
See Notes to Financial Statements.
22

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2019
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 23 funds of the Trust are offered for sale, of which the Vontobel Foreign Opportunities Fund (the “Fund”) is reported in this annual report. The Fund’s investment objective is outlined in the Fund Summary Page. There is no guarantee the Fund will achieve its objective.
The Fund offers Class A shares, Class C shares, Class I shares, and Class R6 shares.
Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing plans, money purchase pension plans, and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Less low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by
23

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into and out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as
24

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30,
25

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2016 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Regulation S-X
In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statements of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statements of Changes in Net Assets. Certain prior year amounts have been reclassified for consistency with the current year presentation (see footnotes on Statements of Changes in Net Assets for separate disclosure). These reclassifications have no effect on total net assets, total distributions, the statement of operations, financial highlights, net asset value or total return.
H.	Securities Lending
The Fund may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted
26

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At September 30, 2019, the securities loaned were subject to a MSLA on a net payment basis as follows:

Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
$ 4,305	$ 4,305	$—
(1)	Collateral with a value of $4,543 has been received in connection with securities lending transactions.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $2 billion	$2+ Billion through $4 Billion	$4+ Billion
0.85%	0.80%	0.75%
B.	Subadviser
Vontobel Asset Management, Inc. (the “Subadviser”) is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.
27

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
C.	Expense Limits and Fee Waivers
Effective December 1, 2018, the Adviser has contractually agreed to limit the Fund’s total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following percentages of the Fund’s average net asset values through March 31, 2021. Following the contractual period, the Adviser may discontinue this expense reimbursement arrangements at any time. The waivers and reimbursements are calculated daily and received monthly.

Class A	Class C	Class I	Class R6*
1.39%	2.05%	1.07%	0.95%
* Effective January 28, 2019.
From December 1, 2018 through September 24, 2019, the exclusions included front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any). As of September 25, 2019, the exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

Expiration
2022
Class A	$ 71
Class C	32
Class I	383
Class R6	34

E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the fiscal year (the “period”) ended September 30, 2019, it retained net commissions of $9 for Class A shares and CDSC of $2 for Class C shares.
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following
28

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
annual rates: 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
For the period ended September 30, 2019, the Fund incurred administration fees totaling $1,027 which are included in the Statement of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended September 30, 2019, the Fund incurred transfer agent fees totaling $459 which are included in the Statement of Operations within the line items “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at September 30, 2019.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities) during the period ended September 30, 2019, were as follows:
Purchases	Sales
$674,097	$995,593
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2019.
Note 5. 10% Shareholders
As of September 30, 2019, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts
30%	1 *
*	The shareholders are not affiliated with Virtus.
29

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
Note 6. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At September 30, 2019, the Fund held securities issued by various companies in specific sectors as detailed below:
Sector	Percentage of Total Investments
Industrials	31%
Note 7.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 8. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At September 30, 2019, the Fund did not hold any securities that were restricted.
Note 9. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 12, 2020. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and
30

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The borrowings during the period ended September 30, 2019 by the Fund were as follows:
Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
$7	$21,333	3.73%	3
Note 10. Federal Income Tax Information
($ reported in thousands)
At September 30, 2019, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 761,143	$ 313,063	$ (36,452)	$ 276,611
The Fund has capital loss carryovers available to offset future realized gains as follows:
No Expiration		Total
Short-Term	Long-Term	Short-Term	Long-Term
$456	$268	$456	$268
Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.
For the period ended September 30, 2019, the Fund utilized losses of $428 deferred in prior years against current year capital gains.
The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$3,746	$71,029
The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax
31

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
	Year Ended	Year Ended
	2019	2018
Ordinary Income	$ 9,326	$6,293
Long-Term Capital Gains	184,410	—
Total	$193,736	$6,293
For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or NAV of the Fund. As of September 30, 2019, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:
Capital Paid in on Shares of Beneficial Interest	Accumulated Earnings (Loss)
$ 1,438	$ (1,438)
Note 11. Reorganization
($ reported in thousands)
On November 14, 2018, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Vontobel International Equity Institutional Fund (the “Merged Fund”), a series of Advisers Investment Trust, and Vontobel Foreign Opportunities Fund (the “Acquiring Fund”), a series of the Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to allow shareholders of the Merged Fund to own shares of a larger fund with a substantially similar investment objective and style as, and potentially deliver better value than, the Merger Fund. The acquisition was accomplished by a tax-free exchange of shares on March 22, 2019. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
32

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
The share transactions associated with the merger are as follows:
Merged Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Merged Fund Net Asset Value of Converted Shares
Vontobel International Equity Institutional Fund	Class I Shares 2,898,624	Vontobel Foreign Opportunities Fund	Class R6 Shares 1,227,250	$34,204
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Vontobel International Equity Institutional Fund	$34,204	$4,066	Vontobel Foreign Opportunities Fund	$22,244
The net assets of Class R6 shares of the Acquiring Fund immediately following the acquisition were $56,448.
Assuming the acquisition had been completed on October 1, 2018, the Vontobel Foreign Opportunities Fund’s pro-forma results of operations for the period ended September 30, 2019, would have been as follows:
Net investment income (loss)	$6,402 (a)
Net realized and unrealized gain (loss) on investments	45,798 (b)
Net increase (decrease) in net assets resulting from operations	$52,200
(a) $6,358, as reported in the Statement of Operations, plus $44 net investment income from Vontobel International Equity Institutional Fund pre-merger.
(b) $46,319 as reported in the Statement of Operations, plus $(521) net realized and unrealized gain (loss) on investments from Vontobel International Equity Institutional Fund pre-merger.
Because the Merged Fund and Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the merged Vontobel International Equity Institutional Fund that have been included in the acquiring Vontobel Foreign Opportunities Fund’s Statement of Operations since March 22, 2019.
33

VONTOBEL FOREIGN OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleged that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff sought to recover unspecified damages. While Virtus and its affiliates, including the Adviser, believed that the suit was without merit, on May 18, 2018, Virtus executed a final settlement agreement with the plaintiffs settling all claims in the litigation in order to avoid the cost, distraction, disruption, and inherent litigation uncertainty. The settlement was approved by the Court on December 4, 2018, and on January 11, 2019, the Court entered final judgment, concluding the action. The resolution of this matter did not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus or on the ability of the Adviser to provide services to the Fund.
Note 13. Recent Accounting Pronouncement
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
34

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Opportunities Trust and Shareholders of Virtus Vontobel Foreign Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Virtus Vontobel Foreign Opportunities Fund (one of the funds constituting Virtus Opportunities Trust, referred to hereafter as the “Fund”) as of September 30, 2019, the related statement of operations for the year ended September 30, 2019, the statements of changes in net assets for each of the two years in the period ended September 30, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 21, 2019
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not been able to determine the specific year we began serving as auditor.
35

VONTOBEL FOREIGN OPPORTUNITIES FUND
TAX INFORMATION NOTICE (Unaudited)
September 30, 2019
For the fiscal year ended September 30, 2019, the Fund makes the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Fund designates the amounts below as long-term capital gains (“LTCG”) dividends taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amounts, if subsequently different, will be designated in the next annual report.
QDI	DRD	LTCG
100%	7%	$82,365
For the fiscal year ended September 30, 2019, the Fund recognized $19,520 ($ reported in thousands), of foreign source income on which the Fund paid foreign taxes of $1,833 ($ reported in thousands). This information is being furnished to you pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.
36

RESULTS OF SHAREHOLDER MEETING (Unaudited)
VIRTUS OPPORTUNITIES TRUST
At a special meeting of shareholders of Vontobel International Equity Institutional Fund (“Vontobel International Equity Fund”), a series of Advisers Investment Trust, held on March 11, 2019, shareholders voted on the following proposal:
Proposal 1.

Number of Eligible Votes:	FOR	AGAINST	ABSTAIN
To consider and act upon a Plan providing for the acquisition of all of the property and assets of Vontobel International Equity Fund by Virtus Vontobel Foreign Opportunities Fund (“Virtus Foreign Opportunities Fund”), a series of Virtus Opportunities Trust, in exchange solely for shares of Virtus Foreign Opportunities Fund and the assumption by Virtus Foreign Opportunities Fund of all of the liabilities of Vontobel International Equity Fund.	1,658,031.573	0.000	0.000
Shareholders of the Vontobel International Equity Fund voted to approve the above proposal.
37

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling
(800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Opportunities Trust, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Brown, Thomas J. YOB: 1945 Served Since: 2016 67 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (8 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1960 Served Since: 2016 71 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Harris, Sidney E. YOB: 1949 Served Since: 2017 67 Portfolios	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Trustee (since 1999) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee ( since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 67 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; and Member (since 2014), Counselors of Real Estate. Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McClellan, Hassell H. YOB: 1945 Served Since: 2015 67 Portfolios	Retired (since 2013); and Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College. Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Mutual Fund Family (56 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); and Trustee (since 2008), Virtus Variable Insurance Trust (8 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 67 Portfolios	Retired (since 2013); and Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation (2007 to 2009); Vice President and Controller (1999 to 2007), The Coca-Cola Company; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2014), Total System Services, Inc.; and Trustee (2005 to 2017), RidgeWorth Funds.
38

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
McLoughlin, Philip YOB: 1946 Served Since: 1999 75 Portfolios	Retired. Director and Chairman (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Director and Chairman (since 2014) Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (56 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 71 Portfolios	Retired. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Family (56 portfolios).
Oates, James M. YOB: 1946 Served Since: 2000 71 Portfolios	Managing Director (since 1994), Wydown Group (consulting firm). Director (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee (since 2016), Virtus Variable Insurance Trust (8 portfolios); Director (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Global Multi-Sector Income Fund; Trustee (since 2005) and Chairman (2005 to 2017), John Hancock Fund Complex (227 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Family (56 portfolios).
Segerson, Richard E. YOB: 1946 Served Since: 2000 67 Portfolios	Retired; and Managing Director (1998 to 2013), Northway Management Company. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios) and Virtus Variable Insurance Trust (8 portfolios); and Trustee (since 1983), Virtus Mutual Fund Family (56 portfolios).
39

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2006 77 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various senior officer positions with Virtus affiliates (since 2005). Chairman and Trustee (since 2015), Virtus ETF Trust II (2 portfolios); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013),Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (4 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (56 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.
* Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter YOB: 1970	Senior Vice President (since 2017), Vice President (2008 to 2017).	Senior Vice President, Product Development (since 2017), and Vice President, Product Development (2008 to 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) with Virtus affiliates; Senior Vice President (since 2017), and Vice President (2008 to 2016), Virtus Mutual Fund Family; Senior Vice President (since 2017), and Vice President (2010 to 2016), Virtus Variable Insurance Trust; Senior Vice President (since 2017), and Vice President (2013 to 2016), Virtus Alternative Solutions Trust; and Senior Vice President (since 2017) and Vice President (2016 to 2017), Virtus Closed-End Funds.
40

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), and Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013), Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2016), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (since 2014), Duff & Phelps Select Energy MLP and Midstream Energy Fund Inc.; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.
41

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President (2013 to 2014), Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (since 2015), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017), Vice President and Chief Compliance Officer (2011 to 2017), and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2016) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
42

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President (since 2018), Virtus Closed-End Funds; Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Mutual Fund Family; Senior Vice President (since 2018), Virtus Closed-End Funds; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013), Senior Vice President (2008 to 2013).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Family; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select Energy MLP and Midstream Energy Fund Inc.; Director (since 2013), Virtus Global Funds PLC; Executive Vice President (since 2013), Virtus Alternative Solutions Trust; and Executive Vice President (since 2017), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.
43

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8011	11-19

ANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

September 30, 2019
Virtus Newfleet Multi-Sector Short Term Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Newfleet Multi-Sector Short Term Bond Fund
(“Newfleet Multi-Sector Short Term Bond Fund”)
Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	4
Fund Summary	6
Schedule of Investments	11
Statement of Assets and Liabilities	46
Statement of Operations	48
Statements of Changes in Net Assets	49
Financial Highlights	52
Notes to Financial Statements	55
Report of Independent Registered Public Accounting Firm	68
Tax Information Notice	69
Fund Management Tables	70
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
For periods prior to the quarter ending March 31, 2019, the Trust has filed a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available on the SEC’s website at https://www.sec.gov.
For the period ended June 30, 2019, the Trust has filed a complete schedule of portfolio holdings for the Fund with the SEC for the third quarter of the fiscal year as an exhibit to its reports on Form N-PORT-EX. Form N-PORT-EX is available on the SEC’s website at https://www.sec.gov.
Effective September 30, 2019, the Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Newfleet Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Mutual Funds:
I am pleased to present this annual report that reviews the performance of your fund for the 12 months ended September 30, 2019.
After a sharp downturn in the fourth quarter of 2018, global financial markets rallied during the first nine months of 2019. While global growth continued to slow, interest rate cuts by the U.S. Federal Reserve and the European Central Bank helped restore confidence to the markets. The easing of monetary policy boosted the returns of both equities and fixed income in the first nine months of 2019. However, the uncertainty about trade, tariffs and other geopolitical issues led to frequent reversals in the direction of the markets.
Positive returns in the first nine months of 2019 offset the 2018 fourth quarter downturn. For the 12 months ended September 30, 2019, U.S. large-capitalization stocks, as measured by the S&P 500® Index, rose 4.25% as a result of a 20.55% increase for the year-to-date. Small-cap stocks, as measured by the Russell 2000® Index, rose 14.18% for the nine months of 2019, but were down 8.89% for the full year period. Within international equities, developed markets produced the strongest returns, with the MSCI EAFE® Index (net) up 12.80% for the nine-month period, but down 1.34% for the full year, compared to emerging markets, which were up 5.89% for the nine months of 2019, but declined 2.02% for the full year, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 1.68% at September 30, 2019, down from 3.05% at September 30, 2018. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was up 10.30% for the 12-month period. Non-investment grade bonds were up 6.36% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
It is impossible to know how the markets will perform from day to day or month to month. But a well-diversified portfolio can help investors weather the short-term ups and downs. While diversification cannot guarantee a profit or prevent a loss, owning a variety of traditional and alternative asset classes has been shown to dampen the inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, alternative, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
November 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF April 1, 2019 TO September 30, 2019
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Newfleet Multi-Sector Short Term Bond Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C1 shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class C shares are sold without a sales charge. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended September 30, 2019.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,026.03	0.97%	$ 4.93
Class C	1,000.00	1,024.39	1.21	6.14
Class C1	1,000.00	1,021.85	1.71	8.67
Class I	1,000.00	1,025.09	0.72	3.66
Class R6	1,000.00	1,027.66	0.55	2.80

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
2

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2019 TO September 30, 2019
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,020.21	0.97%	$ 4.91
Class C	1,000.00	1,019.00	1.21	6.12
Class C1	1,000.00	1,016.50	1.71	8.64
Class I	1,000.00	1,021.46	0.72	3.65
Class R6	1,000.00	1,022.31	0.55	2.79

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
KEY INVESTMENT TERMS (Unaudited)
September 30, 2019
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
European Central Bank (“ECB”)
The ECB is responsible for conducting monetary policy for the euro area. The ECB was established as the core of the Euro-system and the European System of Central Banks (“ESCB”). The ESCB comprises the ECB and the National Central Banks (“NCBs”) of all 17 EU Member States whether they have adopted the Euro or not.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., the Fed is responsible for controlling money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches and all national and state banks that are part of the system.
ICE BofAML 1-3 Year A-BBB US Corporate Index
The ICE BofAML 1-3 Year A-BBB US Corporate Index measures performance of U.S. corporate bond issues rated A1 through BBB3, inclusive (based on an average of Moody’s, S&P and Fitch), with a remaining term to final maturity less than 3 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
4

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2019
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Yield Curve
A curve on a graph in which the yield of fixed-interest securities is plotted against the length of time they have to run to maturity.
5

Ticker Symbols:
Class A: NARAX
Class C: PSTCX
Class C1: PMSTX
Class I: PIMSX
Class R6: VMSSX
Newfleet Multi-Sector Short Term Bond Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Newfleet Asset Management, LLC
■	The Fund is diversified and has an investment objective of providing high current income while attempting to limit changes in the Fund’s net asset value per share caused by interest rate changes. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned 4.62%, Class C shares at NAV returned 4.31%, Class C1 shares at NAV returned 3.80%, Class I shares at NAV returned 4.66%, and Class R6 shares at NAV returned 4.96%. For the same period, the ICE BofA Merrill Lynch 1–3 Year A–BBB US Corporate Index, which serves as both the Fund’s broad-based and style-specific index appropriate for comparison, returned 5.42%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
The 12-month period included multiple challenges, including bouts of elevated volatility. The final quarter of 2018 witnessed a meaningful mispricing of risk assets. This was especially pronounced in December. Fixed income investors, like all market participants, continued to wrestle with volatility brought on by geopolitical developments, trade rhetoric, mixed global economic signals, and central banks’ attempts to normalize monetary policy via policy rate increases and balance sheet adjustments. U.S.
economic data stayed on a positive trend, which contrasted with other global economies. During this time, U.S. Treasuries performed well while spread sector performance was mixed. Sectors within the securitized products universe, such as asset-backed securities and residential mortgage-backed securities, generally outperformed, whereas corporate and emerging markets-related sectors lagged. Within most spread sectors, assets with short and intermediate duration and those with higher credit ratings outperformed on a total return basis. The high yield sector was the largest underperformer during the fourth quarter of 2018.
The year 2019 began in stark contrast to how 2018 ended. While many of the same concerns loomed, major global central banks, including the Federal Reserve (the Fed) and the European Central Bank (ECB), reacted to slowing economic activity and tame inflation by pivoting their tone and policy toward easing. This significant development, combined with improved valuations, led to a return to favor of risk assets. Most spread sectors outperformed during the first three quarters of 2019, led by investment grade corporates, corporate high yield, and emerging markets. Within spread sectors, the asset classes that were hardest hit in late 2018 outperformed during the first nine months of 2019. Given the change in U.S. interest rates, longer duration within most asset classes outperformed on a total return basis. Securitized sectors, while still positive, lagged other sectors.
At its December 2018 meeting, the Fed raised its target range to 2.25% to 2.50%, up from 2.00% to 2.25%. The committee, indicating a pivot toward easing of monetary policy early in 2019, signaled that rates are likely on hold for the balance of 2019. The Fed also announced changes to the management of its balance sheet. However, in early June the Chairman of the Fed indicated they are monitoring the impact of the

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
6

Newfleet Multi-Sector Short Term Bond Fund (Continued)
tariff issues on the U.S. economic outlook, which was interpreted by the market that the Fed had opened the door to the rate cut discussion. The Fed subsequently lowered its target rate at both the July and September meetings to a range of 1.75-2.00%. The Committee continued through the end of the period to reinforce its view that current policy is appropriate and that it will continue to act to support the economic expansion.
The Treasury yield curve continued to twist and shift broadly flatter and lower during the 12 months ended September 30, 2019, and some segments of the U.S. yield curve remained inverted.
What factors affected the Fund’s performance during its fiscal year?
The outperformance of most spread sectors relative to U.S. Treasuries was the key driver of the Fund’s performance for the fiscal year ended September 30, 2019. Among fixed income sectors, the Fund’s allocations to and issue selection within corporate high quality and non-agency residential mortgage-backed securities were the largest positive contributors to performance for the fiscal year. Issue selection within high yield bank loans and asset-backed securities was also beneficial.
During the fiscal year, the Fund’s allocations to emerging markets high yield and corporate high yield were the largest detractors from performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.
Bank Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
7

Newfleet Multi-Sector Short Term Bond Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Corporate Bonds and Notes		32%
Financials	11%
Energy	4
Health Care	2
All other Corporate Bonds and Notes	15
Mortgage-Backed Securities		30
Asset-Backed Securities		23
Leveraged Loans		7
Foreign Government Securities		5
Other (includes securities lending collateral)		3
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
8

Newfleet Multi-Sector Short Term Bond Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	4.62%	2.46%	4.09%	— %	—
Class A shares at POP[3,4]	2.27	2.00	3.85	—	—
Class C shares at NAV[2]	4.31	2.22	3.82	—	—
Class C1 shares at NAV[2] and with CDSC[4]	3.80	1.72	3.32	—	—
Class I shares at NAV[2]	4.66	2.72	4.34	—	—
Class R6 shares at NAV[2]	4.96	—	—	3.04	11/3/16
ICE BofA Merrill Lynch 1-3 Year A-BBB US Corporate Index	5.42	2.34	2.86	2.72 [5]	—
Fund Expense Ratios[6]: Class A shares: 0.99%; Class C shares: 1.22%; Class C1 shares: 1.72%; Class I shares: 0.72%; Class R6 shares: Gross 0.66%, Net 0.56%.
All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
9

Newfleet Multi-Sector Short Term Bond Fund (Continued)
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2009, for Class A shares, Class C shares, Class C1 shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C1 shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2020. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
10

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—2.0%
U.S. Treasury Bill 0.000%, 8/13/20	$ 65,000	$ 64,011
U.S. Treasury Notes
2.500%, 12/31/20	25,100	25,317
1.750%, 6/15/22	34,895	35,054
Total U.S. Government Securities (Identified Cost $124,403)		124,382

Municipal Bond—0.1%
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	4,500	4,326
Total Municipal Bond (Identified Cost $4,212)		4,326

Foreign Government Securities—4.5%
Arab Republic of Egypt 144A 5.875%, 6/11/25(1)(2)	14,915	15,251
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(3)(4)	20,999	2,257
RegS 7.750%, 10/13/19(3)(4)	9,851	1,059
Dominican Republic 144A 6.600%, 1/28/24(1)	7,115	7,818
Federal Republic of Nigeria 144A 7.625%, 11/21/25(1)	25,700	28,215
Kingdom of Abu Dhabi 2.125%, 9/30/24(1)	6,800	6,759
Kingdom of Saudi Arabia 144A 4.000%, 4/17/25(1)	14,625	15,665
	Par Value	Value

Foreign Government Securities—continued
Republic of Indonesia
144A 3.375%, 4/15/23(1)(2)	$18,000	$18,454
144A 5.875%, 1/15/24(1)	15,230	17,130
144A 4.125%, 1/15/25(1)	9,800	10,428
Republic of Kazakhstan 144A 5.125%, 7/21/25(1)	1,830	2,070
Republic of Kenya 144A 7.000%, 5/22/27(1)	12,600	13,072
Republic of Mongolia 144A 8.750%, 3/9/24(1)	5,755	6,432
Republic of Pakistan 144A 8.250%, 9/30/25(1)	2,500	2,700
Republic of South Africa
4.665%, 1/17/24	6,725	7,044
5.875%, 9/16/25	9,225	10,048
Republic of Sri Lanka
144A 6.350%, 6/28/24(1)	3,250	3,249
144A 6.850%, 11/3/25(1)	7,550	7,566
Republic of Turkey
6.250%, 9/26/22	11,600	11,890
7.250%, 12/23/23	6,675	7,057
6.350%, 8/10/24	10,945	11,140
7.375%, 2/5/25	4,290	4,556
Russian Federation 144A 4.875%, 9/16/23(1)	29,200	31,886
Sultanate of Oman
144A 4.125%, 1/17/23(1)	12,560	12,529
144A 4.750%, 6/15/26(1)	6,295	6,046
Ukraine 144A 7.750%, 9/1/25(1)	13,345	13,995
See Notes to Financial Statements.
11

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
United Mexican States Series M 6.500%, 6/9/22	250,769 MXN	$ 12,640
Total Foreign Government Securities (Identified Cost $307,124)		286,956

Mortgage-Backed Securities—30.3%
Agency—2.0%
Federal National Mortgage Association
Pool #784263 5.500%, 3/1/20	$ 1	1
Pool #811881 5.500%, 3/1/20	1	1
Pool #819916 5.500%, 3/1/20	7	7
Pool #819922 5.500%, 4/1/20	13	12
Pool #811451 5.000%, 6/1/20	23	24
Pool #AD6058 4.000%, 8/1/25	3,280	3,419
Pool #AO5149 3.000%, 6/1/27	421	432
Pool #AS5927 3.000%, 10/1/30	13,356	13,709
Pool #AZ4794 3.000%, 10/1/30	21,011	21,580
Pool #890710 3.000%, 2/1/31	8,715	8,951
Pool #254549 6.000%, 12/1/32	20	23
Pool #695237 5.500%, 2/1/33	28	31
Pool #773385 5.500%, 5/1/34	140	158
Pool #725762 6.000%, 8/1/34	112	129
Pool #806318 5.500%, 11/1/34	132	143
	Par Value	Value

Agency—continued
Pool #806328 5.500%, 11/1/34	$ 121	$ 131
Pool #800267 5.500%, 12/1/34	32	36
Pool #808018 5.500%, 1/1/35	130	147
Pool #941322 6.000%, 7/1/37	7	7
Pool #889578 6.000%, 4/1/38	68	79
Pool #AC6992 5.000%, 12/1/39	2,436	2,669
Pool #AD3841 4.500%, 4/1/40	3,591	3,888
Pool #AD4224 5.000%, 8/1/40	3,274	3,619
Pool #AE4799 4.000%, 10/1/40	89	95
Pool #AH4009 4.000%, 3/1/41	3,215	3,436
Pool #AI2472 4.500%, 5/1/41	2,732	2,961
Pool #AS6515 4.000%, 1/1/46	8,852	9,337
Pool #AS9393 4.000%, 4/1/47	5,427	5,689
Pool #MA3058 4.000%, 7/1/47	26,639	27,832
Pool #MA3692 3.500%, 7/1/49	18,551	19,088
Government National Mortgage Association
Pool #563381 6.500%, 11/15/31	16	17
Pool #581072 6.500%, 2/15/32	2	3
		127,654

Non-Agency—28.3%
Access Point Funding I LLC 2017-A, A 144A 3.060%, 4/15/29(1)	1,665	1,664
See Notes to Financial Statements.
12

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Adjustable Rate Mortgage Trust 2005-1, 3A1 4.325%, 5/25/35(5)	$ 1,875	$ 1,931
Agate Bay Mortgage Trust 2016-3, A5 144A 3.500%, 8/25/46(1)(5)	5,070	5,160
Ajax Mortgage Loan Trust
2017-B, A 144A 3.163%, 9/25/56(1)(5)	8,082	8,096
2019-D, A1 144A 2.956%, 9/25/65(1)(5)	7,897	7,871
2018-C, A 144A 4.360%, 9/25/65(1)(5)	6,957	7,038
American Homes 4 Rent Trust 2015-SFR1, A 144A 3.467%, 4/17/52(1)	11,210	11,662
Angel Oak Mortgage Trust I LLC
2018-1, A1 144A 3.258%, 4/27/48(1)(5)	11,731	11,761
2018-2, A1 144A 3.674%, 7/27/48(1)(5)	19,595	19,776
2018-3, A1 144A 3.649%, 9/25/48(1)(5)	5,333	5,393
2019-1, A1 144A 3.920%, 11/25/48(1)(5)	19,283	19,585
2019-2, A1 144A 3.628%, 3/25/49(1)(5)	7,828	7,938
Angel Oak Mortgage Trust LLC
2017-1, A3 144A 3.644%, 1/25/47(1)(5)	297	297
2017-3, A1 144A 2.708%, 11/25/47(1)(5)	2,845	2,836
2019-3, A1 144A 2.930%, 5/25/59(1)(5)	17,811	17,927
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(5)	36,431	37,090
2019-1, A1 144A 3.805%, 1/25/49(1)(5)	14,109	14,422
	Par Value	Value

Non-Agency—continued
2019-2, A1 144A 3.347%, 4/25/49(1)(5)	$10,597	$10,756
Ashford Hospitality Trust 2018-KEYS, B (1 month LIBOR + 1.450%) 144A 3.478%, 5/15/35(1)(5)	11,745	11,727
Aventura Mall Trust 2013-AVM, A 144A 3.867%, 12/5/32(1)(5)	10,350	10,472
Banc of America Funding Trust
2004-B, 2A1 4.943%, 11/20/34(5)	255	261
2004-D, 5A1 4.481%, 1/25/35(5)	2,395	2,417
2005-1, 1A1 5.500%, 2/25/35	291	298
2006-2, 3A1 6.000%, 3/25/36	1,272	1,295
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	752	779
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	12,755	13,063
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust
2004-6, 1A2 4.614%, 5/25/34(5)	728	734
2004-4, A6 5.500%, 5/25/34	89	89
Bank of America (Merrill Lynch) Investors Trust 2004-A4, A1 4.380%, 8/25/34(5)	686	695
See Notes to Financial Statements.
13

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Bayview Commercial Asset Trust 2006-2A, A2 (1 month LIBOR + 0.280%) 144A 2.298%, 7/25/36(1)(5)	$ 4,179	$ 4,022
Bayview Koitere Fund Trust 2017-RT4, A 144A 3.500%, 7/28/57(1)(5)	6,387	6,506
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	8,108	8,481
2017-RT1, A1 144A 3.000%, 3/28/57(1)(5)	2,934	2,963
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(5)	5,910	6,139
Bayview Opportunity Master Fund IVb Trust
2016-SPL2, B1 144A 4.250%, 6/28/53(1)(5)	5,822	6,079
2017-SPL4, A 144A 3.500%, 1/28/55(1)(5)	2,204	2,239
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.722%) 144A 2.750%, 3/15/37(1)(5)	5,490	5,476
Bunker Hill Loan Depositary Trust
2019-1, A1 144A 3.613%, 10/26/48(1)(5)	16,616	16,806
2019-2, A1 144A 2.879%, 7/25/49(1)(5)	7,607	7,656
BX Trust
2018-MCSF, A (1 month LIBOR + 0.577%) 144A 2.604%, 4/15/35(1)(5)	11,145	11,107
2018-GW, B (1 month LIBOR + 1.020%) 144A 3.048%, 5/15/35(1)(5)	19,910	19,873
	Par Value	Value

Non-Agency—continued
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(1)	$12,170	$12,720
Chase Home Lending Mortgage Trust 2019-ATR1, A4 144A 4.000%, 4/25/49(1)(5)	15,934	16,080
CHC Commercial Mortgage Trust 2019-CHC, A (1 month LIBOR + 1.120%) 144A 3.148%, 6/15/34(1)(5)	17,640	17,662
Citigroup Commercial Mortgage Trust 2019-SST2, A (1 month LIBOR + 0.920%) 144A 2.948%, 12/15/36(1)(5)	7,195	7,186
Citigroup Mortgage Loan Trust, Inc.
2004-NCM2, 2CB2 6.750%, 8/25/34	7,062	7,764
2014-A, A 144A 4.000%, 1/25/35(1)(5)	4,462	4,625
2015-PS1, A1 144A 3.750%, 9/25/42(1)(5)	3,612	3,692
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(5)	3,459	3,454
2015-A, A1 144A 3.500%, 6/25/58(1)(5)	1,364	1,378
2018-RP3, A1 144A 3.250%, 3/25/61(1)(5)	7,745	7,846
2018-RP1, A1 144A 3.000%, 9/25/64(1)(5)	12,707	12,808
2019-RP1, A1 144A 3.500%, 1/25/66(1)(5)	5,869	6,016
COLT Mortgage Loan Trust Funding LLC
2018-1, A1 144A 2.930%, 2/25/48(1)(5)	6,580	6,576
2018-2, A1 144A 3.470%, 7/27/48(1)(5)	1,981	1,987
See Notes to Financial Statements.
14

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-3, A1 144A 3.692%, 10/26/48(1)(5)	$ 1,549	$ 1,559
2019-1, A1 144A 3.705%, 3/25/49(1)(5)	15,236	15,450
2019-3, A1 144A 2.764%, 8/25/49(1)(5)	28,508	28,654
Commercial Mortgage Lease-Backed Certificates 2001-CMLB, A3 144A 7.471%, 6/20/31(1)(5)	4,080	4,188
Commercial Mortgage Trust 2014-277P, A 144A 3.732%, 8/10/49(1)(5)	8,705	9,269
CoreVest American Finance Trust
2017-1, A 144A 2.968%, 10/15/49(1)	3,355	3,372
2018-1, A 144A 3.804%, 6/15/51(1)	12,545	12,961
2018-2, A 144A 4.026%, 11/15/52(1)	6,280	6,603
Credit Suisse First Boston Mortgage Securities Corp.
2003-27, 5A3 5.250%, 11/25/33	609	626
2003-AR30, 5A1 4.478%, 1/25/34(5)	2,725	2,786
2004-8, 7A1 6.000%, 12/25/34	3,883	4,093
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 3.008%, 5/15/36(1)(5)	25,155	25,155
Credit Suisse Mortgage Capital Trust
2013-HYB1, A16 144A 3.063%, 4/25/43(1)(5)	1,934	1,929
	Par Value	Value

Non-Agency—continued
2014-IVR2, A2 144A 3.761%, 4/25/44(1)(5)	$ 7,412	$ 7,451
2018-RPL8, A1 144A 4.125%, 7/25/58(1)(5)	2,017	2,034
Deephaven Residential Mortgage Trust
2017-1A, A1 144A 2.725%, 12/26/46(1)(5)	1,462	1,458
2017-1A, A2 144A 2.928%, 12/26/46(1)(5)	371	370
2017-2A, A1 144A 2.453%, 6/25/47(1)(5)	1,749	1,743
2017-2A, A2 144A 2.606%, 6/25/47(1)(5)	789	787
2017-3A, A3 144A 2.813%, 10/25/47(1)(5)	1,821	1,815
2018-2A, A1 144A 3.479%, 4/25/58(1)(5)	12,989	13,080
2018-3A, A1 144A 3.789%, 8/25/58(1)(5)	1,741	1,749
2019-1A, A1 144A 3.743%, 1/25/59(1)(5)	4,126	4,165
Ellington Financial Mortgage Trust
2017-1, A1 144A 2.687%, 10/25/47(1)(5)	6,522	6,491
2018-1, A1FX 144A 4.140%, 10/25/58(1)(5)	7,496	7,590
2019-1, A1 144A 2.934%, 6/25/59(1)(5)	12,931	12,955
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(5)	11,279	11,460
2018-1, A23 144A 3.500%, 11/25/57(1)(5)	7,663	7,722
2018-2, A41 144A 4.500%, 10/25/58(1)(5)	8,812	9,016
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(5)	12,557	12,694
See Notes to Financial Statements.
15

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(1)	$12,721	$13,088
GSAA Home Equity Trust
2005-1, AF4 5.619%, 11/25/34(5)	65	65
2005-12, AF3W 4.999%, 9/25/35(5)	2,650	2,780
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	22,020	21,995
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(1)(5)	9,789	9,886
2018-2, A1 144A 3.985%, 11/25/58(1)(5)	11,830	12,029
2019-1, A1 144A 3.454%, 1/25/59(1)(5)	15,893	16,016
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	1,488	1,484
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust
2004-10, 14A1 4.436%, 1/25/35(5)	690	693
2004-10, 21A1 4.564%, 1/25/35(5)	3,835	3,934
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
2003-AR6, A1 4.709%, 6/25/33(5)	357	367
2003-AR4, 2A1 4.075%, 8/25/33(5)	88	88
	Par Value	Value

Non-Agency—continued
2004-CB1, 2A 5.000%, 6/25/34	$ 1,052	$ 1,088
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A 4.388%, 7/15/46(1)	5,044	5,171
2014-C22, A4 3.801%, 9/15/47	16,998	18,188
2015-C31, AS 4.106%, 8/15/48	4,670	5,040
JPMorgan Chase Mortgage Trust
2014-2, AM 144A 3.370%, 6/25/29(1)(5)	3,097	3,134
2014-2, 2A2 144A 3.500%, 6/25/29(1)(5)	5,345	5,467
2014-5, B1 144A 2.982%, 10/25/29(1)(5)	2,350	2,349
2014-5, B2 144A 2.982%, 10/25/29(1)(5)	1,106	1,092
2006-A2, 4A1 4.702%, 8/25/34(5)	663	692
2005-A2, 4A1 4.379%, 4/25/35(5)	427	436
2006-A6, 3A3L 4.009%, 10/25/36(5)	687	608
2014-1, 2A12 144A 3.500%, 1/25/44(1)(5)	3,481	3,515
2015-1, AM1 144A 3.589%, 12/25/44(1)(5)	5,221	5,209
2016-SH1, M2 144A 3.750%, 4/25/45(1)(5)	11,122	11,477
2015-5, A2 144A 3.338%, 5/25/45(1)(5)	5,996	5,992
2016-SH2, M2 144A 3.750%, 12/25/45(1)(5)	12,039	12,546
2017-3, 2A2 144A 2.500%, 8/25/47(1)(5)	7,965	7,935
2017-5, A1 144A 3.178%, 10/26/48(1)(5)	28,538	28,884
See Notes to Financial Statements.
16

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2017-4, A3 144A 3.500%, 11/25/48(1)(5)	$10,586	$10,769
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 2.828%, 5/15/36(1)(5)	5,740	5,740
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(5)(6)	18,755	18,960
MASTR Alternative Loan Trust
2003-8, 2A1 5.750%, 11/25/33	2,935	3,061
2004-4, 6A1 5.500%, 4/25/34	1,501	1,578
2004-7, 9A1 6.000%, 8/25/34	8,070	8,576
2005-2, 2A1 6.000%, 1/25/35	2,174	2,308
2005-2, 1A1 6.500%, 3/25/35	5,595	5,842
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 3.218%, 6/25/52(1)(5)(6)	18,395	18,395
MetLife Securitization Trust
2017-1A, M1 144A 3.716%, 4/25/55(1)(5)	7,930	8,241
2019-1A, A1A 144A 3.750%, 4/25/58(1)(5)	10,906	11,265
Mill City Mortgage Loan Trust
2015-1, A3 144A 3.000%, 6/25/56(1)(5)	8,855	8,857
2016-1, A1 144A 2.500%, 4/25/57(1)(5)	1,725	1,728
2017-1, A1 144A 2.750%, 11/25/58(1)(5)	6,582	6,599
	Par Value	Value

Non-Agency—continued
2018-4, A1B 144A 3.500%, 4/25/66(1)(5)	$14,095	$14,428
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	1,735	1,860
Morgan Stanley Capital Barclays Bank Trust 2016-MART, A 144A 2.200%, 9/13/31(1)	14,805	14,797
Morgan Stanley Capital I Trust 2017-CLS, A (1 month LIBOR + 0.700%) 144A 2.728%, 11/15/34(1)(5)	11,154	11,154
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 4.546%, 2/25/34(5)	603	620
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 3.067%, 6/25/44(1)(5)	4,072	4,035
Motel 6 Trust 2017-MTL6, A (1 month LIBOR + 0.920%) 144A 2.948%, 8/15/34(1)(5)	22,272	22,265
National City Mortgage Capital Trust 2008-1, 2A1 6.000%, 3/25/38	775	806
New Residential Mortgage Loan Trust
2016-2A, A1 144A 3.750%, 11/26/35(1)(5)	10,357	10,692
2018-4A, A1S (1 month LIBOR + 0.750%) 144A 2.768%, 1/25/48(1)(5)	9,338	9,311
See Notes to Financial Statements.
17

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-NQM1, A1 144A 3.675%, 1/25/49(1)(5)	$ 3,392	$ 3,444
2014-1A, A 144A 3.750%, 1/25/54(1)(5)	8,596	8,895
2014-2A, A3 144A 3.750%, 5/25/54(1)(5)	813	827
2014-3A, AFX3 144A 3.750%, 11/25/54(1)(5)	6,907	7,141
2015-2A, A1 144A 3.750%, 8/25/55(1)(5)	8,224	8,517
2016-1A, A1 144A 3.750%, 3/25/56(1)(5)	4,483	4,617
2016-3A, A1 144A 3.750%, 9/25/56(1)(5)	5,121	5,273
2016-4A, A1 144A 3.750%, 11/25/56(1)(5)	6,293	6,503
2017-2A, A3 144A 4.000%, 3/25/57(1)(5)	17,628	18,359
2018-1A, A1A 144A 4.000%, 12/25/57(1)(5)	14,718	15,265
2018-2A, A1 144A 4.500%, 2/25/58(1)(5)	16,745	17,508
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(5)(6)	15,364	15,365
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 3.743%, 3/25/35(5)	1,879	1,894
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 11/25/48(1)(5)	13,751	13,904
2019-INV1, A3 144A 4.500%, 11/25/48(1)(5)	8,314	8,583
2018-1, A2 (1 month LIBOR + 0.650%) 144A 2.668%, 6/25/57(1)(5)	9,594	9,553
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(1)	10,700	11,084
	Par Value	Value

Non-Agency—continued
Pretium Mortgage Credit Partners I LLC
2019-NPL3, A1 144A 3.105%, 7/27/59(1)(5)	$16,545	$16,556
2019-NPL1, A1 144A 4.213%, 7/25/60(1)(5)	12,104	12,204
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(1)	4,000	4,014
2018-SFR1, A 144A 3.255%, 3/17/35(1)	3,146	3,163
2018-SFR1, B 144A 3.484%, 3/17/35(1)	2,515	2,530
2018-SFR2, B 144A 3.841%, 8/17/35(1)	9,350	9,502
2019-SFR3, B 144A 2.571%, 9/17/36(1)	10,340	10,295
PRPM LLC
2019-1A, A1 144A 4.500%, 1/25/24(1)(5)	21,675	21,828
2019-2A, A1 144A 3.967%, 4/25/24(1)(5)	13,733	13,872
RCO V Mortgage LLC 2019-1, A1 144A 3.721%, 5/24/24(1)(5)	14,806	14,867
Residential Asset Mortgage Products Trust
2004-SL2, A3 7.000%, 10/25/31	964	1,015
2004-SL1, A8 6.500%, 11/25/31	1,359	1,432
Residential Asset Securitization Trust
2003-A11, A9 5.750%, 11/25/33	1,693	1,756
2004-A1, A5 5.500%, 4/25/34	7,073	7,239
Residential Mortgage Loan Trust
2019-1, A1 144A 3.936%, 10/25/58(1)(5)	5,937	6,009
See Notes to Financial Statements.
18

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-2, A1 144A 2.913%, 5/25/59(1)(5)	$12,354	$12,397
Seasoned Credit Risk Transfer Trust 2016-1, M1 144A 3.000%, 9/25/55(1)(5)	6,500	6,324
Sequoia Mortgage Trust
2015-4, A1 144A 3.000%, 11/25/30(1)(5)	6,511	6,622
2013-8, B1 3.529%, 6/25/43(5)	5,970	6,120
2018-CH2, A12 144A 4.000%, 6/25/48(1)(5)	13,069	13,203
Spruce Hill Mortgage Loan Trust 2019-SH1, A1 144A 3.395%, 4/29/49(1)(5)	5,613	5,648
Starwood Mortgage Residential Trust
2018-IMC1, A1 144A 3.793%, 3/25/48(1)(5)	2,987	3,031
2019-IMC1, A1 144A 3.468%, 2/25/49(1)(5)	13,575	13,730
Starwood Waypoint Homes Trust 2017-1, A (1 month LIBOR + 0.950%) 144A 2.978%, 1/17/35(1)(5)	13,254	13,245
Structured Adjustable Rate Mortgage Loan Trust
2004-4, 3A1 4.608%, 4/25/34(5)	262	271
2004-4, 3A2 4.608%, 4/25/34(5)	1,156	1,201
2004-4, 3A4 4.608%, 4/25/34(5)	892	925
2004-14, 7A 4.385%, 10/25/34(5)	4,288	4,356
Structured Asset Securities Corp. Mortgage-Pass-Through Certificates 2003-34A, 6A 4.622%, 11/25/33(5)	1,328	1,354
	Par Value	Value

Non-Agency—continued
Sutherland Commercial Mortgage Loans
2017-SBC6, A 144A 3.192%, 5/25/37(1)(5)	$ 3,463	$ 3,426
2018-SBC7, A 144A 4.720%, 5/25/39(1)(5)	11,256	11,372
Sutherland Commercial Mortgage Trust 2019-SBC8, A 144A 2.860%, 12/25/35(1)(5)	9,389	9,417
Thornburg Mortgage Securities Trust 2004-2, A1 (1 month LIBOR + 0.620%) 2.638%, 6/25/44(5)	3,433	3,436
Towd Point Mortgage Trust
2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 2.918%, 4/25/48(1)(5)	17,323	17,325
2015-1, A2 144A 3.250%, 10/25/53(1)(5)	11,184	11,216
2015-3, A1B 144A 3.000%, 3/25/54(1)(5)	1,706	1,711
2016-1, A1B 144A 2.750%, 2/25/55(1)(5)	3,066	3,070
2015-6, M1 144A 3.750%, 4/25/55(1)(5)	11,010	11,653
2015-5, A1B 144A 2.750%, 5/25/55(1)(5)	3,011	3,022
2015-5, A2 144A 3.500%, 5/25/55(1)(5)	3,901	3,970
2016-2, A1 144A 3.000%, 8/25/55(1)(5)	4,026	4,058
2016-3, A1 144A 2.250%, 4/25/56(1)(5)	3,032	3,019
2016-4, A1 144A 2.250%, 7/25/56(1)(5)	3,818	3,795
2017-1, A1 144A 2.750%, 10/25/56(1)(5)	1,439	1,452
2017-1, M1 144A 3.750%, 10/25/56(1)(5)	3,665	3,813
2017-6, A2 144A 3.000%, 10/25/57(1)(5)	3,930	3,975
2018-6, A1A 144A 3.750%, 3/25/58(1)(5)	11,326	11,624
See Notes to Financial Statements.
19

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-4, A1 144A 3.000%, 6/25/58(1)(5)	$16,600	$17,014
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(5)	6,959	7,018
2019-MH1, A1 144A 3.000%, 11/25/58(1)(5)	2,885	2,903
2015-2, 1M1 144A 3.250%, 11/25/60(1)(5)	8,448	8,590
Tricon American Homes Trust
2016-SFR1, C 144A 3.487%, 11/17/33(1)	4,640	4,679
2017-SFR1, A 144A 2.716%, 9/17/34(1)	6,585	6,627
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.728%, 5/10/45(1)(5)	7,206	7,215
VCAT LLC 2019-NPL1, A1 144A 4.360%, 2/25/49(1)(5)	6,854	6,911
Velocity Commercial Capital Loan Trust 2017-1, AFX 144A 3.000%, 5/25/47(1)(5)	1,470	1,467
Vericrest Opportunity Loan Trust 2019-NPL2, A1 144A 3.967%, 2/25/49(1)(5)	12,517	12,559
Vericrest Opportunity Loan Trust LXII LLC 2017-NPL9, A1 144A 3.125%, 9/25/47(1)(5)	5,017	5,020
Vericrest Opportunity Loan Trust LXIX LLC 2018-NPL5, A1A 144A 4.213%, 8/25/48(1)(5)	19,391	19,441
	Par Value	Value

Non-Agency—continued
Vericrest Opportunity Loan Trust LXX LLC 2018-NPL6, A1A 144A 4.115%, 9/25/48(1)(5)	$ 1,200	$ 1,203
Vericrest Opportunity Loan Trust LXXI LLC 2018-NPL7, A1A 144A 3.967%, 9/25/48(1)(5)	1,464	1,472
Vericrest Opportunity Loan Trust LXXV LLC 2019-NPL1, A1A 144A 4.336%, 1/25/49(1)(5)	13,265	13,355
Verus Securitization Trust
2017-1A, A1 144A 2.853%, 1/25/47(1)(5)	2,305	2,302
2017-2A, A1 144A 2.485%, 7/25/47(1)(5)	6,868	6,830
2018-1, A1 144A 2.929%, 2/25/48(1)(5)	9,170	9,170
2018-INV1, A3 144A 4.052%, 3/25/58(1)(5)	3,056	3,072
2018-2, A1 144A 3.677%, 6/1/58(1)(5)	15,514	15,595
2018-2, B1 144A 4.426%, 6/1/58(1)(5)	4,975	5,038
2018-3, A1 144A 4.108%, 10/25/58(1)(5)	12,214	12,349
2019-1, A1 144A 3.836%, 2/25/59(1)(5)	19,641	19,857
2019-2, A1 144A 3.211%, 4/25/59(1)(5)	14,389	14,468
2019-INV2, A1 144A 2.913%, 7/25/59(1)(5)	7,315	7,288
2019-INV1, A1 144A 3.402%, 12/25/59(1)(5)	14,082	14,199
See Notes to Financial Statements.
20

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Wells Fargo Commercial Mortgage Trust
2014-C24, AS 3.931%, 11/15/47	$14,340	$ 15,267
2015-LC20, A5 3.184%, 4/15/50	7,415	7,751
Wells Fargo Mortgage Backed Securities Trust
2003-G, A1 4.761%, 6/25/33(5)	543	559
2003-J, 5A1 4.482%, 10/25/33(5)	229	237
2004-4, A9 5.500%, 5/25/34	925	957
2004-U, A1 4.787%, 10/25/34(5)	411	420
2004-Z, 2A1 4.967%, 12/25/34(5)	1,811	1,856
2004-CC, A1 4.984%, 1/25/35(5)	697	719
2005-12, 1A1 5.500%, 11/25/35	1,658	1,669
2005-14, 2A1 5.500%, 12/25/35	1,121	1,173
2007-16, 1A1 6.000%, 12/28/37	733	733
		1,802,312

Total Mortgage-Backed Securities (Identified Cost $1,906,414)		1,929,966

Asset-Backed Securities—22.6%
Auto Floor Plan—0.2%
NextGear Floorplan Master Owner Trust
2017-2A, A2 144A 2.560%, 10/17/22(1)	12,410	12,459
	Par Value	Value

Auto Floor Plan—continued
2018-1A, A2 144A 3.220%, 2/15/23(1)	$ 4,420	$ 4,479
		16,938

Automobiles—11.9%
ACC Trust
2018-1, A 144A 3.700%, 12/21/20(1)	1,340	1,342
2018-1, B 144A 4.820%, 5/20/21(1)	9,245	9,315
2019-1, A 144A 3.750%, 5/20/22(1)	12,262	12,369
2019-1, B 144A 4.470%, 10/20/22(1)	3,355	3,428
American Credit Acceptance Receivables Trust
2018-1, C 144A 3.550%, 4/10/24(1)	8,145	8,185
2018-3, C 144A 3.750%, 10/15/24(1)	6,295	6,353
2018-4, C 144A 3.970%, 1/13/25(1)	2,400	2,440
2019-1, C 144A 3.500%, 4/14/25(1)	8,800	8,956
2019-2, C 144A 3.170%, 6/12/25(1)	12,600	12,733
AmeriCredit Automobile Receivables Trust
2016-4, C 2.410%, 7/8/22	8,723	8,738
See Notes to Financial Statements.
21

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2017-1, C 2.710%, 8/18/22	$10,360	$10,440
2017-2, C 2.970%, 3/20/23	2,840	2,877
2018-1, D 3.820%, 3/18/24	8,090	8,397
2019-1, C 3.360%, 2/18/25	8,800	9,038
Avid Automobile Receivables Trust
2018-1, A 144A 2.840%, 8/15/23(1)	1,409	1,410
2018-1, B 144A 3.850%, 7/15/24(1)	4,000	4,026
Avis Budget Rental Car Funding LLC
(AESOP) 2015-2A, A 144A 2.630%, 12/20/21(1)	21,560	21,638
(AESOP) 2017-1A, A 144A 3.070%, 9/20/23(1)	2,260	2,307
California Republic Auto Receivables Trust
2015-3, B 2.700%, 9/15/21	3,705	3,705
2016-1, B 3.430%, 2/15/22	4,615	4,654
2017-1, B 2.910%, 12/15/22	7,000	7,036
Capital Auto Receivables Asset Trust
2017-1, C 144A 2.700%, 9/20/22(1)	3,630	3,664
2017-1, D 144A 3.150%, 2/20/25(1)	1,980	2,007
Carnow Auto Receivables Trust 2019-1A, D 144A 4.620%, 12/16/24(1)	4,140	4,135
	Par Value	Value

Automobiles—continued
CarNow Auto Receivables Trust 2017-1A, A 144A 2.920%, 9/15/22(1)	$ 683	$ 683
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(1)	6,620	6,827
2019-3A, C 144A 2.710%, 10/15/24(1)	6,990	7,005
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	959	955
Chrysler Capital Auto Receivables Trust 2015-BA, D 144A 4.170%, 1/16/23(1)	8,400	8,423
CPS Auto Receivables Trust 2018-C, D 144A 4.400%, 6/17/24(1)	1,440	1,490
Credit Acceptance Auto Loan Trust
2018-1A, A 144A 3.010%, 2/16/27(1)	10,000	10,060
2018-2A, B 144A 3.940%, 7/15/27(1)	5,500	5,658
Drive Auto Receivables Trust
2.900%, 8/15/25	12,770	12,892
2018-4, D 4.090%, 1/15/26	13,505	13,890
2019-1, C 3.780%, 4/15/25	6,450	6,582
2019-4, C 2.510%, 11/17/25	6,410	6,417
DT Auto Owner Trust
2017-1A, D 144A 3.550%, 11/15/22(1)	10,000	10,066
See Notes to Financial Statements.
22

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2017-2A, D 144A 3.890%, 1/15/23(1)	$10,070	$10,148
2018-1A, C 144A 3.470%, 12/15/23(1)	8,950	9,002
2018-3A, C 144A 3.790%, 7/15/24(1)	8,910	9,100
2019-1A, C 144A 3.610%, 11/15/24(1)	3,900	3,977
2019-2A, B 144A 2.990%, 4/17/23(1)	2,840	2,865
2019-2A, C 144A 3.180%, 2/18/25(1)	3,655	3,709
Exeter Automobile Receivables Trust
2017-3A, B 144A 2.810%, 9/15/22(1)	14,185	14,234
2018-1A, C 144A 3.030%, 1/17/23(1)	19,510	19,612
2018-2A, C 144A 3.690%, 3/15/23(1)	6,995	7,077
2018-3A, C 144A 3.710%, 6/15/23(1)	7,970	8,106
2018-4A, D 144A 4.350%, 9/16/24(1)	7,335	7,607
2019-1A, C 144A 3.820%, 12/16/24(1)	8,305	8,506
2019-1A, D 144A 4.130%, 12/16/24(1)	10,200	10,588
2019-2A, C 144A 3.300%, 3/15/24(1)	6,775	6,894
2019-3A, C 144A 2.790%, 5/15/24(1)	4,580	4,611
	Par Value	Value

Automobiles—continued
First Investors Auto Owner Trust
2017-1A, D 144A 3.600%, 4/17/23(1)	$2,057	$2,093
2017-2A, B 144A 2.650%, 11/15/22(1)	2,160	2,165
2019-1A, C 144A 3.260%, 3/17/25(1)	4,690	4,795
Flagship Credit Auto Trust
2015-2, C 144A 4.080%, 12/15/21(1)	5,922	5,953
2016-2, B 144A 3.840%, 9/15/22(1)	3,920	3,937
2016-3, D 144A 3.890%, 11/15/22(1)	4,990	5,082
2017-1, C 144A 3.220%, 5/15/23(1)	7,500	7,558
2017-3, C 144A 2.910%, 9/15/23(1)	6,980	7,024
2019-1, C 144A 3.600%, 2/18/25(1)	3,160	3,257
2019-2, C 144A 3.090%, 5/15/25(1)	2,360	2,404
Foursight Capital Automobile Receivables Trust
2017-1, B 144A 3.050%, 12/15/22(1)	8,965	9,018
2017-1, C 144A 3.470%, 12/15/22(1)	4,458	4,498
2018-1, C 144A 3.680%, 8/15/23(1)	1,685	1,722
See Notes to Financial Statements.
23

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2018-1, D 144A 4.190%, 11/15/23(1)	$ 1,630	$ 1,674
2018-2, D 144A 4.330%, 7/15/24(1)	4,650	4,830
GLS Auto Receivables Issuer Trust
2019-2A, B 144A 3.320%, 3/15/24(1)	8,380	8,492
2019-3A, B 144A 2.720%, 6/17/24(1)	3,495	3,505
GLS Auto Receivables Trust
2017-1A, B 144A 2.980%, 12/15/21(1)	13,282	13,306
2017-1A, C 144A 3.500%, 7/15/22(1)	11,090	11,142
2018-1A, A 144A 2.820%, 7/15/22(1)	1,149	1,152
2018-1A, B 144A 3.520%, 8/15/23(1)	11,975	12,069
Hertz Vehicle Financing II LP
2015-1A, A 144A 2.730%, 3/25/21(1)	29,000	29,041
2015-3A, A 144A 2.670%, 9/25/21(1)	27,702	27,801
2016-4A, A 144A 2.650%, 7/25/22(1)	12,335	12,379
2019-1A, A 144A 3.710%, 3/25/23(1)	12,000	12,358
Hyundai Auto Receivables Trust 2017-B, B 2.230%, 2/15/23	3,560	3,572
	Par Value	Value

Automobiles—continued
OneMain Direct Auto Receivables Trust
2017-2A, C 144A 2.820%, 7/15/24(1)	$ 6,220	$ 6,237
2018-1A, C 144A 3.850%, 10/14/25(1)	11,840	12,179
Prestige Auto Receivables Trust
2017-1A, C 144A 2.810%, 1/17/23(1)	8,355	8,394
2018-1A, D 144A 4.140%, 10/15/24(1)	3,785	3,952
2019-1A, D 144A 3.010%, 8/15/25(1)	7,060	7,130
Santander Drive Auto Receivables Trust
2017-2, C 2.790%, 8/15/22	3,197	3,202
2017-3, C 2.760%, 12/15/22	4,510	4,526
2018-2, C 3.350%, 7/17/23	12,425	12,554
Skopos Auto Receivables Trust
2018-1A, A 144A 3.190%, 9/15/21(1)	1,287	1,288
2018-1A, B 144A 3.930%, 5/16/22(1)	2,465	2,475
2019-1A, C 144A 3.630%, 9/16/24(1)	3,695	3,695
TCF Auto Receivables Owner Trust 2016-PT1A, C 144A 3.210%, 1/17/23(1)	10,900	10,975
Tesla Auto Lease Trust
2018-A, C 144A 2.970%, 4/20/20(1)	2,000	2,003
See Notes to Financial Statements.
24

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2018-A, D 144A 3.300%, 5/20/20(1)	$ 2,970	$ 2,978
2018-B, B 144A 4.120%, 10/20/21(1)	2,410	2,473
2018-B, C 144A 4.360%, 10/20/21(1)	3,250	3,336
Tidewater Auto Receivables Trust 2018-AA, B 144A 3.450%, 11/15/24(1)	3,165	3,197
Tricolor Auto Securitization Trust 2018-2A, B 144A 4.760%, 2/15/22(1)	2,540	2,579
United Auto Credit Securitization Trust
2019-1, D 144A 3.470%, 8/12/24(1)	15,480	15,608
2019-1, E 144A 4.290%, 8/12/24(1)	1,605	1,620
US Auto Funding LLC 2019-1A, B 144A 3.990%, 12/15/22(1)	9,370	9,531
Veros Automobile Receivables Trust 2018-1, B 144A 4.050%, 2/15/24(1)	3,945	3,991
Westlake Automobile Receivables Trust
2017-2A, C 144A 2.590%, 12/15/22(1)	11,730	11,738
2018-1A, C 144A 2.920%, 5/15/23(1)	22,494	22,567
2018-2A, D 144A 4.000%, 1/16/24(1)	10,000	10,221
	Par Value	Value

Automobiles—continued
2018-3A, C 144A 3.610%, 10/16/23(1)	$ 1,350	$ 1,372
2018-3A, D 144A 4.000%, 10/16/23(1)	10,900	11,192
		758,017

Consumer Loans—0.1%
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2, B 144A 2.830%, 10/15/26(1)	5,250	5,226
Credit Card—0.1%
Genesis Sales Finance Master Trust 2019-AA, A 144A 4.680%, 8/20/23(1)	5,145	5,253
Home Equity Loans—0.0%
Asset Backed Funding Certificates 2005-AQ1, A6 4.721%, 1/25/35(5)	424	437
Bayview Financial Acquisition Trust 2007-A, 1A2 6.205%, 5/28/37(5)	774	774
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	614	605
		1,816

See Notes to Financial Statements.
25

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Other—10.0%
Amur Equipment Finance Receivables V LLC 2018-1A, A2 144A 3.240%, 12/20/23(1)	$7,318	$7,367
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	8,408	8,486
2019-A, A 144A 3.140%, 7/16/40(1)	6,485	6,484
2019-A, C 144A 4.010%, 7/16/40(1)	6,130	6,134
Ascentium Equipment Receivables 2019-1A, D 144A 3.470%, 5/12/25(1)	3,980	4,078
Ascentium Equipment Receivables Trust
2017-1A, B 144A 2.850%, 10/10/21(1)	7,764	7,823
2018-1A, B 144A 3.460%, 11/13/23(1)	8,675	8,881
Avant Loans Funding Trust 2019-A, A 144A 3.480%, 7/15/22(1)	5,310	5,330
BRE Grand Islander Timeshare Issuer LLC
2017-1A, A 144A 2.940%, 5/25/29(1)	5,633	5,682
2019-A, A 144A 3.280%, 9/26/33(1)	7,482	7,621
BSPRT Issuer Ltd. 2019-FL5, A (1 month LIBOR + 1.150%) 144A 3.475%, 5/15/29(1)(5)	5,780	5,781
	Par Value	Value

Other—continued
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(1)	$16,002	$16,421
BXG Receivables Note Trust
2012-A, A 144A 2.660%, 12/2/27(1)	874	874
2013-A, A 144A 3.010%, 12/4/28(1)	2,441	2,434
2015-A, A 144A 2.880%, 5/2/30(1)	2,373	2,368
2017-A, A 144A 2.950%, 10/4/32(1)	5,674	5,675
CCG Receivables Trust 2019-1, B 144A 3.220%, 9/14/26(1)	1,970	2,019
Conn’s Receivables Funding LLC 2018-A, B 144A 4.650%, 1/15/23(1)	2,132	2,145
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2, A 144A 2.470%, 10/15/26(1)	6,715	6,707
Consumer Loan Underlying Bond Credit Trust 2018-P2, A 144A 3.470%, 10/15/25(1)	3,183	3,200
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	12,429	12,727
Diamond Resorts Owner Trust
2017-1A, A 144A 3.270%, 10/22/29(1)	7,972	8,051
See Notes to Financial Statements.
26

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Other—continued
2018-1, B 144A 4.190%, 1/21/31(1)	$ 4,318	$ 4,421
2019-1A, B 144A 3.530%, 2/20/32(1)	8,361	8,363
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(1)	1,640	1,640
Drug Royalty III LP 1
2016-1A, A 144A 3.979%, 4/15/27(1)	2,474	2,479
2017-1A, A1 (3 month LIBOR + 2.500%) 144A 4.803%, 4/15/27(1)(5)	1,895	1,907
ExteNet LLC 2019-1A, A2 144A 3.204%, 7/26/49(1)	7,800	7,896
Foundation Finance Trust
2016-1A, A 144A 3.960%, 6/15/35(1)	779	784
2017-1A, A 144A 3.300%, 7/15/33(1)	6,088	6,115
2019-1A, A 144A 3.860%, 11/15/34(1)	6,371	6,521
Freed ABS Trust 2018-2, B 144A 4.610%, 10/20/25(1)	6,200	6,370
FREED ABS Trust 2019-1, B 144A 3.870%, 6/18/26(1)	4,030	4,096
Gold Key Resorts LLC 2014-A, A 144A 3.220%, 3/17/31(1)	2,276	2,277
Hardee’s Funding LLC 2018-1A, A2I 144A 4.250%, 6/20/48(1)	20,587	20,883
	Par Value	Value

Other—continued
Hilton Grand Vacations Trust
2014-AA, A 144A 1.770%, 11/25/26(1)	$ 2,902	$ 2,891
2017-AA, A 144A 2.660%, 12/26/28(1)	3,437	3,446
2018-AA, A 144A 3.540%, 2/25/32(1)	5,870	6,056
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(1)	9,042	9,087
Kabbage Funding LLC 2019-1, A 144A 3.825%, 3/15/24(1)	16,975	17,160
Lendmark Funding Trust
2018-2A, A 144A 4.230%, 4/20/27(1)	8,445	8,756
2019-1A, A 144A 3.000%, 12/20/27(1)	8,835	8,868
Mariner Finance Issuance Trust
2018-AA, A 144A 4.200%, 11/20/30(1)	10,000	10,236
2019-AA, A 144A 2.960%, 7/20/32(1)	7,255	7,343
Marlette Funding Trust
2018-3A, A 144A 3.200%, 9/15/28(1)	3,072	3,080
2019-2A, A 144A 3.130%, 7/16/29(1)	6,706	6,758
MVW Owner Trust
2015-1A, B 144A 2.960%, 12/20/32(1)	474	475
See Notes to Financial Statements.
27

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Other—continued
2016-1A, A 144A 2.250%, 12/20/33(1)	$ 2,216	$ 2,202
2017-1A, A 144A 2.420%, 12/20/34(1)	2,011	2,014
2019-1A, A 144A 2.890%, 11/20/36(1)	7,607	7,744
OneMain Financial Issuance Trust
2017-1A, A1 144A 2.370%, 9/14/32(1)	5,500	5,496
2018-1A, A 144A 3.300%, 3/14/29(1)	22,200	22,591
Oportun Funding IX LLC 2018-B, A 144A 3.910%, 7/8/24(1)	8,455	8,584
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	8,745	8,842
Orange Lake Timeshare Trust
2014-AA, A 144A 2.290%, 7/9/29(1)	920	917
2015-AA, A 144A 2.880%, 9/8/27(1)	2,373	2,382
2018-A, A 144A 3.100%, 11/8/30(1)	3,978	4,042
2019-A, B 144A 3.360%, 4/9/38(1)	10,603	10,785
Primose Funding LLC 2019-1A, A2 144A 4.475%, 7/30/49(1)	3,710	3,706
Prosper Marketplace Issuance Trust
2018-2A, B 144A 3.960%, 10/15/24(1)	17,400	17,585
	Par Value	Value

Other—continued
2019-3A, A 144A 3.190%, 7/15/25(1)	$ 6,346	$ 6,377
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(1)	3,100	3,171
Sierra Timeshare Conduit Receivables Funding LLC 2017-1A, A 144A 2.910%, 3/20/34(1)	3,012	3,039
Sierra Timeshare Receivables Funding LLC
2016-1A, A 144A 3.080%, 3/21/33(1)	1,760	1,771
2016-2A, A 144A 2.330%, 7/20/33(1)	1,646	1,641
2018-2A, A 144A 3.500%, 6/20/35(1)	3,965	4,049
2019-1A, B 144A 3.420%, 1/20/36(1)	3,923	3,990
2019-2A, B 144A 2.820%, 5/20/36(1)	14,639	14,767
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(1)	2,300	2,299
SoFi Consumer Loan Program LLC
2016-3, A 144A 3.050%, 12/26/25(1)	4,201	4,218
2017-1, A 144A 3.280%, 1/26/26(1)	5,490	5,528
2017-3, A 144A 2.770%, 5/25/26(1)	4,463	4,477
See Notes to Financial Statements.
28

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Other—continued
2017-5, A2 144A 2.780%, 9/25/26(1)	$12,629	$12,663
2017-6, A2 144A 2.820%, 11/25/26(1)	11,845	11,875
SoFi Consumer Loan Program Trust
2018-2, A2 144A 3.350%, 4/26/27(1)	19,780	19,948
2019-3, A 144A 2.900%, 5/25/28(1)	5,724	5,765
Springleaf Funding Trust 2016-AA, A 144A 2.900%, 11/15/29(1)	4,114	4,114
Stack Infrastructure Issuer LLC 2019-1A, A2 144A 4.540%, 2/25/44(1)	18,581	19,475
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(1)	7,098	6,961
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	8,272	8,589
TRIP Rail Master Funding LLC 2017-1A, A1 144A 2.709%, 8/15/47(1)	6,015	6,018
Upgrade Master Pass-Through-Trust 2019-ST1, A 144A 4.000%, 7/15/25(1)(6)	6,574	6,574
Upgrade Master Pass-Thru Trust Series 2019-ST3, A 144A 3.750%, 11/15/25(1)(6)	7,500	7,500
Upgrade Receivables Trust 2019-1A, A 144A 3.480%, 3/15/25(1)	3,212	3,224
	Par Value	Value

Other—continued
Upstart Securitization Trust
2018-1, B 144A 3.887%, 8/20/25(1)	$1,531	$1,533
2019-1, A 144A 3.450%, 4/20/26(1)	1,978	1,982
2019-1, B 144A 4.190%, 4/20/26(1)	9,380	9,504
2019-2, A 144A 2.897%, 9/20/29(1)	8,163	8,180
2019-2, B 144A 3.734%, 9/20/29(1)	7,487	7,528
Volvo Financial Equipment LLC 2017-1A, B 144A 2.400%, 1/18/22(1)	3,600	3,612
VSE VOI Mortgage LLC
2016-A, A 144A 2.540%, 7/20/33(1)	3,005	2,999
2017-A, A 144A 2.330%, 3/20/35(1)	5,930	5,923
Welk Resorts LLC
2013-AA, A 144A 3.100%, 3/15/29(1)	914	914
2015-AA, A 144A 2.790%, 6/16/31(1)	2,056	2,058
2019-AA, B 144A 2.990%, 6/15/38(1)	6,577	6,639
Wendy’s Funding LLC
2018-1A, A2I 144A 3.573%, 3/15/48(1)	9,309	9,457
2019-1A, A2I 144A 3.783%, 6/15/49(1)	9,107	9,313
See Notes to Financial Statements.
29

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Other—continued
Westgate Resorts LLC
2016-1A, A 144A 3.500%, 12/20/28(1)	$2,982	$ 2,993
2018-1A, A 144A 3.380%, 12/20/31(1)	4,411	4,459
		636,213

Residential Mortgage-Backed Securities—0.2%
Pretium Mortgage Credit Partners I LLC 2018-NPL4, A1 144A 4.826%, 9/25/58(1)(5)	6,140	6,174
PRPM LLC 2019-3A, A1 3.351%, 7/25/24(1)(5)	6,376	6,388
		12,562

Student Loan—0.1%
DRB Prime Student Loan Trust 2015-D, A3 144A 2.500%, 1/25/36(1)	349	349
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(1)	2,645	2,653
Navient Private Education Loan Trust 2017-A, A2A 144A 2.880%, 12/16/58(1)	3,150	3,195
SoFi Professional Loan Program LLC 2015-A, A2 144A 2.420%, 3/25/30(1)	908	908
		7,105

Total Asset-Backed Securities (Identified Cost $1,427,086)		1,443,130

	Par Value	Value

Corporate Bonds and Notes—31.3%
Communication Services—2.1%
Altice France S.A. 144A 7.375%, 5/1/26(1)	$ 6,355	$ 6,822
AT&T, Inc.
(3 month LIBOR + 0.890%) 3.065%, 2/15/23(5)	8,918	8,933
(3 month LIBOR + 1.180%) 3.312%, 6/12/24(5)	11,930	12,148
Clear Channel Worldwide Holdings, Inc.
144A 9.250%, 2/15/24(1)	3,690	4,054
144A 5.125%, 8/15/27(1)	3,265	3,402
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	4,545	4,715
144A 6.625%, 8/15/27(1)	4,370	4,528
Discovery Communications LLC 3.300%, 5/15/22	11,200	11,465
DISH DBS Corp. 5.875%, 7/15/22	6,245	6,495
Frontier Communications Corp.
8.500%, 4/15/20(2)	3,200	1,664
8.875%, 9/15/20	3,380	1,622
iHeartCommunications, Inc.
6.375%, 5/1/26(2)	117	127
8.375%, 5/1/27	213	230
Escrow 0.000%, 5/1/23(6)	1,945	—
Sirius XM Radio, Inc. 144A 4.625%, 7/15/24(1)	3,565	3,696
See Notes to Financial Statements.
30

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Sprint Spectrum Co. LLC
144A 3.360%, 9/20/21(1)	$ 9,975	$ 10,012
144A 4.738%, 3/20/25(1)	8,210	8,727
Tencent Holdings Ltd.
144A 2.985%, 1/19/23(1)	7,050	7,161
144A 3.280%, 4/11/24(1)	18,933	19,446
Verizon Communications, Inc. (3 month LIBOR + 1.100%) 3.258%, 5/15/25(5)	16,061	16,309
		131,556

Consumer Discretionary—1.7%
American Axle & Manufacturing, Inc. 6.250%, 4/1/25	6,440	6,231
Aptiv Corp. 4.150%, 3/15/24	17,960	19,014
Boyd Gaming Corp. 6.375%, 4/1/26	6,635	7,033
Bunge Ltd. Finance Corp. 4.350%, 3/15/24	14,290	15,054
Discovery Communications LLC 2.950%, 3/20/23	6,325	6,427
General Motors Financial Co., Inc.
4.200%, 3/1/21	7,300	7,457
3.550%, 4/9/21	2,847	2,888
GLP Capital LP 5.250%, 6/1/25	13,175	14,513
International Game Technology plc 144A 6.250%, 2/15/22(1)	5,190	5,477
MGM Growth Properties Operating Partnership LP 144A 5.750%, 2/1/27(1)	6,370	7,152
	Par Value	Value

Consumer Discretionary—continued
Panther BF Aggregator 2 LP 144A 6.250%, 5/15/26(1)	$ 595	$ 626
Scientific Games International, Inc. 144A 5.000%, 10/15/25(1)	7,150	7,377
TRI Pointe Group, Inc. 5.875%, 6/15/24	10,130	10,788
		110,037

Consumer Staples—1.2%
Albertson’s Cos. LLC 5.750%, 3/15/25	6,390	6,582
Altria Group, Inc.
3.490%, 2/14/22	928	952
3.800%, 2/14/24	16,788	17,551
4.400%, 2/14/26	1,349	1,442
BAT Capital Corp. 2.764%, 8/15/22	14,195	14,330
Campbell Soup Co.
3.300%, 3/15/21	4,613	4,679
3.650%, 3/15/23	11,370	11,829
Conagra Brands, Inc. 4.300%, 5/1/24	17,135	18,387
		75,752

Energy—3.9%
Afren plc 144A 11.500%, 2/1/16(1)(3)(6)	4,675	4
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(1)	6,070	6,102
Boardwalk Pipelines LP 4.950%, 12/15/24	12,645	13,524
Callon Petroleum Co. 6.125%, 10/1/24	4,327	4,262
Citgo Holding, Inc. 144A 9.250%, 8/1/24(1)	780	829
CITGO Petroleum Corp. Senior Secured Notes 144A 6.250%, 8/15/22(1)	6,973	7,051
See Notes to Financial Statements.
31

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Energy—continued
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	$ 6,930	$ 7,038
CNOOC Finance Property Ltd. 2.625%, 5/5/20	5,800	5,806
Encana Corp.
3.900%, 11/15/21	7,960	8,154
8.125%, 9/15/30	8,110	10,504
Energy Transfer Partners LP
5.000%, 10/1/22	4,794	5,087
4.500%, 11/1/23	10,760	11,403
EP Energy LLC
144A 9.375%, 5/1/24(1)(3)	3,680	101
144A 8.000%, 11/29/24(1)(2)(3)	2,435	931
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(1)	20,300	22,547
Kosmos Energy Ltd. 144A 7.125%, 4/4/26(1)	6,670	6,871
MPLX LP 3.375%, 3/15/23	15,635	16,051
Occidental Petroleum Corp.
4.850%, 3/15/21	3,062	3,166
2.900%, 8/15/24	15,493	15,611
Petrobras Global Finance B.V. 5.299%, 1/27/25	33,900	37,003
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(3)	9,545	764
Petroleos Mexicanos
4.625%, 9/21/23	26,405	27,171
4.875%, 1/18/24	5,950	6,121
Range Resources Corp. 4.875%, 5/15/25(2)	7,005	5,779
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	8,000	8,264
	Par Value	Value

Energy—continued
6.250%, 3/15/22	$11,580	$ 12,477
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	3,520	3,538
Transocean, Inc. 144A 9.000%, 7/15/23(1)	3,680	3,818
Weatherford International Ltd. 9.875%, 2/15/24(3)	4,795	1,714
		251,691

Financials—10.6%
AerCap Ireland Capital DAC 3.950%, 2/1/22	6,835	7,060
Ares Capital Corp.
3.625%, 1/19/22	4,475	4,549
3.500%, 2/10/23	7,365	7,412
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	14,195	15,206
Aviation Capital Group LLC 144A 3.875%, 5/1/23(1)	18,262	18,886
Banco BBVA Peru S.A. RegS 5.000%, 8/26/22(2)(4)	16,280	17,354
Bank of America Corp.
4.200%, 8/26/24	10,473	11,234
3.950%, 4/21/25	6,325	6,711
(3 month LIBOR + 0.770%) 3.057%, 2/5/26(5)	11,312	11,197
(3 month LIBOR + 1.000%) 3.283%, 4/24/23(5)	14,445	14,558
Barclays plc 3.200%, 8/10/21	10,345	10,436
Brookfield Finance, Inc. 3.900%, 1/25/28	9,490	9,963
See Notes to Financial Statements.
32

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
Capital One Financial Corp. 3.750%, 7/28/26	$ 6,325	$ 6,578
Capital One N.A. 2.950%, 7/23/21	14,425	14,613
Citadel LP 144A 4.875%, 1/15/27(1)	6,370	6,496
Citigroup, Inc.
2.350%, 8/2/21	6,604	6,634
3.200%, 10/21/26	2,927	3,022
(3 month LIBOR + 1.250%) 3.349%, 7/1/26(5)	21,935	22,258
(3 month LIBOR + 1.430%) 3.568%, 9/1/23(5)	7,115	7,237
Corp Financiera de Desarrollo SA 144A 4.750%, 7/15/25(1)	6,000	6,593
Development Bank of Kazakhstan JSC 144A 8.950%, 5/4/23(1)	3,330,000 KZT	8,037
Discover Bank 8.700%, 11/18/19	1,750	1,764
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(1)	14,685	14,874
First Tennessee Bank N.A. 2.950%, 12/1/19	4,500	4,501
FS KKR Capital Corp. 4.250%, 1/15/20	4,528	4,539
Goldman Sachs Group, Inc. (The)
2.350%, 11/15/21	4,425	4,430
4.250%, 10/21/25	24,315	26,065
(3 month LIBOR + 1.170%) 3.328%, 5/15/26(5)	28,975	29,124
Guanay Finance Ltd. 144A 6.000%, 12/15/20(1)	10,535	10,641
HSBC Holdings plc
2.950%, 5/25/21	10,000	10,103
	Par Value	Value

Financials—continued
(3 month LIBOR + 1.500%) 3.789%, 1/5/22(5)	$ 6,524	$ 6,646
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065	18,006
ICAHN Enterprises LP
6.250%, 2/1/22	10,285	10,552
144A 6.250%, 5/15/26(1)	10,030	10,506
Industrial & Commercial Bank of China Ltd.
3.231%, 11/13/19	6,275	6,280
2.957%, 11/8/22	19,380	19,514
(3 month LIBOR + 0.750%) 2.937%, 11/8/20(5)	630	631
Jefferies Group LLC 6.875%, 4/15/21	2,594	2,757
JPMorgan Chase & Co.
2.295%, 8/15/21	4,495	4,507
3.876%, 9/10/24	9,490	10,111
(3 month LIBOR + 0.900%) 3.175%, 4/25/23(5)	18,055	18,157
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.318%, 4/20/67(5)(7)	2,885	2,294
Macquarie Group Ltd. 144A 6.000%, 1/14/20(1)	10,950	11,065
Mizuho Financial Group, Inc. 144A 2.632%, 4/12/21(1)	19,145	19,226
Morgan Stanley
(3 month LIBOR + 0.930%) 3.208%, 7/22/22(5)	18,055	18,192
(3 month LIBOR + 1.400%) 3.683%, 10/24/23(5)	25,080	25,532
Navient Corp. 5.875%, 10/25/24	11,732	11,820
See Notes to Financial Statements.
33

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Financials—continued
Prudential Financial, Inc. 5.625%, 6/15/43(7)	$13,774	$ 14,806
Santander Holdings USA, Inc.
4.450%, 12/3/21	11,379	11,884
3.700%, 3/28/22	5,808	5,954
3.500%, 6/7/24	12,715	13,046
SBA Tower Trust
144A 3.156%, 10/8/20(1)	6,050	6,056
144A 3.168%, 4/11/22(1)	18,490	18,669
144A 2.836%, 1/15/25(1)	3,625	3,630
Sberbank of Russia RegS 5.717%, 6/16/21(4)(8)	7,000	7,342
Springleaf Finance Corp. 6.875%, 3/15/25	8,580	9,454
Synchrony Financial 4.375%, 3/19/24	12,785	13,568
Toronto-Dominion Bank (The) 2.650%, 6/12/24	16,021	16,340
UBS Group Funding Switzerland AG 144A 2.650%, 2/1/22(1)	8,475	8,551
Wells Fargo & Co.
2.500%, 3/4/21	7,465	7,499
(3 month LIBOR + 1.230%) 3.486%, 10/31/23(5)	10,770	10,933
Wells Fargo Bank N.A. 3.550%, 8/14/23	9,555	10,039
		675,642

Health Care—2.4%
AbbVie, Inc.
3.375%, 11/14/21	1,901	1,948
3.200%, 11/6/22	1,940	1,990
3.750%, 11/14/23	3,000	3,154
Allergan Funding SCS
3.000%, 3/12/20	2,825	2,833
	Par Value	Value

Health Care—continued
3.450%, 3/15/22	$ 3,815	$ 3,910
Anthem, Inc. 2.375%, 1/15/25	9,655	9,598
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	6,675	7,491
Bausch Health Cos., Inc.
144A 6.500%, 3/15/22(1)	2,190	2,264
144A 5.750%, 8/15/27(1)	745	805
Becton Dickinson & Co.
3.363%, 6/6/24	7,740	8,074
(3 month LIBOR + 0.875%) 2.979%, 12/29/20(5)	4,693	4,695
Cigna Corp.
3.750%, 7/15/23	5,765	6,029
(3 month LIBOR + 0.890%) 3.193%, 7/15/23(5)	7,542	7,559
CVS Health Corp. (3 month LIBOR + 0.720%) 2.822%, 3/9/21(5)	6,510	6,541
HCA, Inc. 5.375%, 2/1/25	7,250	7,921
Mylan NV 3.950%, 6/15/26	17,310	17,913
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	2,000	2,050
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	9,275	9,318
Takeda Pharmaceutical Co., Ltd. 144A 4.000%, 11/26/21(1)	10,075	10,431
Tenet Healthcare Corp.
4.625%, 7/15/24	4,350	4,471
144A 4.875%, 1/1/26(1)	8,215	8,431
See Notes to Financial Statements.
34

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Health Care—continued
Teva Pharmaceutical Finance Netherlands III B.V. 6.000%, 4/15/24(2)	$ 800	$ 689
Zimmer Biomet Holdings, Inc. 3.150%, 4/1/22	25,115	25,601
		153,716

Industrials—2.7%
Alfa SAB de CV 144A 5.250%, 3/25/24(1)	6,775	7,303
America West Airlines Pass-Through-Trust 2001-1, G 7.100%, 4/2/21	15,108	15,604
American Airlines Pass-Through-Trust 2019-1, A 3.500%, 2/15/32	7,720	7,998
Avolon Holdings Funding Ltd. 144A 3.950%, 7/1/24(1)	13,475	13,821
Beacon Roofing Supply, Inc.
144A 4.875%, 11/1/25(1)	6,355	6,236
144A 4.500%, 11/15/26(1)	290	292
CNH Industrial N.V. 4.500%, 8/15/23	15,130	16,032
Continental Airlines Pass-Through-Trust 1999-2, C2 6.236%, 3/15/20	777	779
Doric Nimrod Air Alpha Pass-Through-Trust 2013-1, A 144A 5.250%, 5/30/23(1)	10,845	11,145
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(1)	7,703	7,828
	Par Value	Value

Industrials—continued
Hawaiian Airlines Pass-Through Certificates 2013-1, B 4.950%, 1/15/22	$ 5,514	$ 5,612
Navistar International Corp. 144A 6.625%, 11/1/25(1)	6,040	6,131
Norwegian Air Shuttle ASA Pass-Through-Trust 2016-1, A 144A 4.875%, 5/10/28(1)	23,520	22,951
Park Aerospace Holdings Ltd. 144A 4.500%, 3/15/23(1)	5,426	5,615
PayPal Holdings, Inc. 2.650%, 10/1/26	15,095	15,160
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(1)	7,770	8,223
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	12,555	13,481
United Air Lines, Inc. Pass-Through-Trust 2007-1, A 6.636%, 7/2/22	4,416	4,668
		168,879

Information Technology—2.0%
Alibaba Group Holding Ltd. 3.600%, 11/28/24	12,500	13,154
Analog Devices, Inc. 2.950%, 1/12/21	18,570	18,709
Broadcom Corp.
2.375%, 1/15/20	13,820	13,819
2.650%, 1/15/23	9,730	9,721
Broadcom, Inc. 144A 3.625%, 10/15/24(1)	16,180	16,467
Dell International LLC 144A 5.450%, 6/15/23(1)	6,380	6,947
See Notes to Financial Statements.
35

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Hewlett Packard Enterprise Co.
3.500%, 10/5/21	$ 4,545	$ 4,660
2.250%, 4/1/23	9,470	9,442
(3 month LIBOR + 0.720%) 3.009%, 10/5/21(5)	2,830	2,830
Motorola Solutions, Inc. 3.750%, 5/15/22	1,208	1,254
ViaSat, Inc. 144A 5.625%, 9/15/25(1)	10,250	10,327
VMware, Inc. 2.950%, 8/21/22	22,120	22,434
		129,764

Materials—1.7%
Anglo American Capital plc 144A 3.625%, 9/11/24(1)	12,120	12,494
ArcelorMittal 6.125%, 6/1/25	8,280	9,318
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	5,400	5,434
Equate Petrochemical BV 144A 3.000%, 3/3/22(1)	9,535	9,574
Glencore Funding LLC 144A 4.125%, 5/30/23(1)	17,615	18,462
James Hardie International Finance DAC 144A 4.750%, 1/15/25(1)	12,975	13,364
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(1)	7,820	7,957
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(1)	5,065	5,249
SABIC Capital II BV 144A 4.000%, 10/10/23(1)	8,700	9,146
	Par Value	Value

Materials—continued
Syngenta Finance NV
144A 3.698%, 4/24/20(1)	$ 8,635	$ 8,664
144A 3.933%, 4/23/21(1)	8,635	8,793
		108,455

Real Estate—0.8%
iStar, Inc. 4.750%, 10/1/24	1,600	1,626
Office Properties Income Trust
4.150%, 2/1/22	18,910	19,337
4.000%, 7/15/22	7,345	7,486
Service Properties Trust
4.500%, 6/15/23	10,780	11,099
4.350%, 10/1/24	9,585	9,704
		49,252

Utilities—2.2%
CenterPoint Energy, Inc. 2.500%, 9/1/24	12,700	12,684
DTE Energy Co. 2.529%, 10/1/24	15,896	15,945
Exelon Corp.
2.850%, 6/15/20	18,845	18,924
3.497%, 6/1/22	8,261	8,477
NRG Energy, Inc. 144A 3.750%, 6/15/24(1)	19,197	19,756
PNM Resources, Inc. 3.250%, 3/9/21	11,070	11,174
PSEG Power LLC 3.850%, 6/1/23	18,125	19,167
TerraForm Power Operating LLC 144A 4.250%, 1/31/23(1)	18,640	19,013
Texas Competitive Electric Holdings Co. 144A 0.000%, 10/1/49(1)(6)	5,925	7
See Notes to Financial Statements.
36

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Utilities—continued
Toledo Edison Co. (The) 7.250%, 5/1/20	$ 224	$ 229
Vistra Operations Co. LLC 144A 3.550%, 7/15/24(1)	15,540	15,645
		141,021

Total Corporate Bonds and Notes (Identified Cost $1,968,142)		1,995,765

Leveraged Loans(5)—7.3%
Aerospace—0.2%
Atlantic Aviation FBO, Inc. (1 month LIBOR + 3.750%) 5.800%, 12/6/25	2,318	2,332
TransDigm, Inc.
2018, Tranche E (1 month LIBOR + 2.500%) 4.544%, 5/30/25	3,295	3,279
2018, Tranche F (1 month LIBOR + 2.500%) 4.544%, 6/9/23	3,832	3,820
WestJet Airlines Ltd. Tranche B (3 month LIBOR + 3.000%) 0.000%, 8/7/26(9)	4,270	4,299
		13,730

Chemicals—0.0%
Hexion, Inc. Tranche B (3 month LIBOR + 3.500%) 5.820%, 7/1/26	1,247	1,242
Consumer Durables—0.1%
Global Appliance, Inc. Tranche B (1 month LIBOR + 4.000%) 6.050%, 9/29/24	3,829	3,810
	Par Value	Value

Consumer Non-Durables—0.2%
Kronos Acquisition Holdings, Inc. Tranche B-3 (3 month LIBOR + 4.000%) 6.256%, 5/15/23	$14,825	$14,031
Energy—0.1%
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%) 5.294%, 10/30/24	7,941	7,696
Paragon Offshore Finance Co. (1 month PRIME + 0.000%) 0.000%, 7/16/21(3)(6)	66	—
		7,696

Financial—0.6%
Asurion LLC Tranche B-6 (1 month LIBOR + 3.000%) 5.044%, 11/3/23	6,852	6,876
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 5.044%, 6/16/25	9,702	9,662
Delos Finance S.a.r.l. 2018 (3 month LIBOR + 2.500%) 3.854%, 10/6/23	6,874	6,893
FinCo I LLC 2018 (1 month LIBOR + 2.000%) 4.044%, 12/27/22	3,775	3,781
See Notes to Financial Statements.
37

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Financial—continued
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 4.807%, 6/28/23	$11,944	$11,959
		39,171

Food / Tobacco—0.4%
Aramark Services, Inc.
Tranche B-2 (1 month LIBOR + 1.750%) 3.794%, 3/28/24	3,575	3,576
Tranche B-3 (1 month LIBOR + 1.750%) 3.794%, 3/11/25	1,909	1,910
Chobani LLC Tranche B (1 month LIBOR + 3.500%) 5.544%, 10/10/23	6,258	6,199
H-Food Holdings LLC (1 month LIBOR + 3.688%) 5.731%, 5/23/25	2,355	2,207
Hostess Brands LLC 2017, Tranche B (3 month LIBOR + 2.250%) 0.000%, 8/3/22(9)	7,195	7,190
US Foods, Inc. 2019, Tranche B (1 month LIBOR + 2.000%) 0.000%, 9/13/26(9)	3,195	3,205
		24,287

Food and Drug—0.1%
Albertsons LLC 2019, Tranche B-7 (1 month LIBOR + 2.750%) 4.794%, 11/17/25	7,386	7,428
	Par Value	Value

Forest Prod / Containers—0.2%
Berry Global, Inc.
Tranche Q (1 month LIBOR + 2.250%) 4.299%, 10/3/22	$6,109	$ 6,134
Tranche R (1 month LIBOR + 2.250%) 4.299%, 1/19/24	1,019	1,022
Tranche U (1 month LIBOR + 2.500%) 4.549%, 7/1/26	2,543	2,555
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 5.294%, 1/31/25	2,662	2,347
		12,058

Gaming / Leisure—0.8%
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 0.000%, 12/23/24(9)	9,082	9,018
Hilton Worldwide Finance LLC Tranche B-2 (1 month LIBOR + 1.750%) 0.000%, 6/22/26(9)	9,796	9,852
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 4.790%, 4/29/24	8,958	8,689
Scientific Games International, Inc. Tranche B-5 (2 month LIBOR + 2.750%) 4.876%, 8/14/24	4,253	4,214
See Notes to Financial Statements.
38

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 3.794%, 7/8/24	$11,128	$11,174
UFC Holdings LLC Tranche B (1 month LIBOR + 3.250%) 3.250%, 4/29/26	5,459	5,469
		48,416

Healthcare—0.4%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 4.789%, 11/27/25	1,846	1,849
(1 month LIBOR + 3.000%) 5.039%, 6/2/25	5,979	6,001
Change Healthcare Holdings, Inc. (1 month LIBOR + 2.500%) 4.544%, 3/1/24	4,025	4,003
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 5.794%, 10/10/25	6,402	5,204
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 3.854%, 6/11/25	7,694	7,699
		24,756

Housing—0.2%
CPG International LLC (3 month LIBOR + 3.750%) 5.933%, 5/6/24	11,849	11,790
Information Technology—0.5%
Dell International LLC Tranche B-1 (1 month LIBOR + 2.000%) 4.050%, 9/19/25	7,598	7,631
	Par Value	Value

Information Technology—continued
Kronos, Inc.
2018 (3 month LIBOR + 3.000%) 5.253%, 11/1/23	$13,972	$13,994
Second Lien (3 month LIBOR + 8.250%) 10.503%, 11/1/24	3,782	3,834
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 2.250%) 4.294%, 4/16/25	3,145	3,153
Tranche B-4 (1 month LIBOR + 2.250%) 4.294%, 4/16/25	2,077	2,082
Tranche B-5 (1 month LIBOR + 2.250%) 4.294%, 4/16/25	3,786	3,800
		34,494

Manufacturing—0.3%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 6.710%, 8/17/22	9,501	7,350
NCR Corp.
(1 month LIBOR + 2.500%) 4.550%, 8/28/26	1,138	1,140
(3 month LIBOR + 0.000%) 0.000%, 8/28/26(10)	1,301	1,302
Titan Acquisition Ltd. (1 month LIBOR + 3.000%) 5.044%, 3/28/25	6,412	6,147
		15,939

See Notes to Financial Statements.
39

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—0.3%
Diamond Sports Group LLC (1 month LIBOR + 3.250%) 5.300%, 8/24/26	$3,670	$ 3,688
iHeartCommunications, Inc. (1 month LIBOR + 4.000%) 6.100%, 5/1/26	405	408
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.750%) 0.000%, 9/18/26(9)	8,770	8,806
Sinclair Television Group, Inc. Tranche B (1 month LIBOR + 2.250%) 4.300%, 1/3/24	8,021	8,035
		20,937

Media / Telecom - Cable/Wireless Video—0.5%
Charter Communications Operating LLC Tranche B (1 month LIBOR + 2.000%) 4.050%, 4/30/25	9,474	9,526
CSC Holdings LLC
(3 month LIBOR + 2.500%) 0.000%, 4/15/27(9)	696	697
2017 (1 month LIBOR + 2.250%) 4.278%, 7/17/25	4,435	4,428
2018 (1 month LIBOR + 2.250%) 4.278%, 1/15/26	7,293	7,282
First Lien (3 month LIBOR + 2.500%) 0.000%, 4/15/27(9)	3,040	3,040
First Lien (3 month LIBOR + 2.500%) 0.000%, 4/15/27(9)(10)	230	230
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Virgin Media Bristol LLC Tranche K (1 month LIBOR + 2.500%) 4.528%, 1/15/26	$6,845	$ 6,845
		32,048

Media / Telecom - Diversified Media—0.3%
CDS US Intermediate Holdings, Inc. Tranche B (3 month LIBOR + 3.750%) 5.854%, 7/8/22	4,763	4,505
Clear Channel Outdoor Holdings, Inc. Tranche B (1 month LIBOR + 3.500%) 5.544%, 8/21/26	6,470	6,484
Crown Finance US, Inc. (1 month LIBOR + 2.250%) 4.294%, 2/28/25	3,203	3,180
McGraw-Hill Global Education Holdings LLC Tranche B, First Lien (1 month LIBOR + 4.000%) 6.044%, 5/4/22	6,372	5,980
		20,149

Media / Telecom - Telecommunications—0.6%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.750%) 4.794%, 1/31/25	6,050	6,006
Consolidated Communications, Inc. 2016 (1 month LIBOR + 3.000%) 5.050%, 10/5/23	6,663	6,393
See Notes to Financial Statements.
40

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
Frontier Communications Corp. Tranche B-1 (1 month LIBOR + 3.750%) 0.000%, 6/17/24(9)	$11,476	$11,439
Level 3 Financing, Inc. 2024, Tranche B (1 month LIBOR + 2.250%) 4.294%, 2/22/24	11,304	11,321
Securus Technologies Holdings, Inc. First Lien (1 month LIBOR + 4.500%) 6.544%, 11/1/24	3,227	2,824
		37,983

Media / Telecom - Wireless Communications—0.2%
CommScope, Inc. (1 month LIBOR + 3.250%) 5.294%, 4/4/26	9,410	9,368
Retail—0.1%
Michaels Stores, Inc. 2018, Tranche B (1 month LIBOR + 2.500%) 4.544%, 1/30/23	7,090	6,916
Service—0.6%
GFL Environmental, Inc. 2018 (1 month LIBOR + 3.000%) 5.044%, 5/30/25	6,448	6,391
Hoya Midco LLC First Lien (1 month LIBOR + 3.500%) 5.544%, 6/30/24	4,481	4,414
J2 Acquisition Ltd. Tranche B, First Lien (3 month LIBOR + 2.500%) 0.000%, 9/25/26(9)	2,685	2,692
	Par Value	Value

Service—continued
Sedgwick Claims Management Services, Inc. Tranche B (1 month LIBOR + 4.000%) 6.044%, 9/30/26	$10,100	$10,107
TKC Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 5.800%, 2/1/23	5,982	5,866
Trans Union LLC 2018, Tranche B-4 (1 month LIBOR + 2.000%) 4.112%, 6/19/25	8,823	8,845
		38,315

Transportation - Automotive—0.2%
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 5.544%, 4/30/26	6,950	6,876
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 5.044%, 10/1/25	6,074	5,694
		12,570

Utility—0.4%
Brookfield WEC Holdings, Inc. First Lien (1 month LIBOR + 3.500%) 5.544%, 8/1/25	8,204	8,224
Calpine Corp. 2019 (3 month LIBOR + 2.750%) 4.860%, 4/5/26	9,826	9,844
Pacific Gas and Electric Co.
(1 month LIBOR + 2.250%) 4.320%, 12/31/20	5,705	5,734
See Notes to Financial Statements.
41

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Par Value	Value

Utility—continued
(4 month LIBOR + 1.125%) 1.125%, 12/31/20(10)	$1,900	$ 1,909
		25,711

Total Leveraged Loans (Identified Cost $468,504)		462,845

	Shares
Preferred Stocks—0.4%
Financials—0.4%
Bank of New York Mellon Corp. (The) Series E, 4.950%	12,070 (11)	12,130
Huntington Bancshares, Inc. Series E, 5.700%	3,303 (11)	3,364
JPMorgan Chase & Co. Series Z, 5.300%	3,985 (11)	4,025
Wells Fargo & Co. Series K, 5.589%	8,684 (11)	8,793
		28,312

Total Preferred Stocks (Identified Cost $28,049)		28,312

Common Stocks—0.0%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(12)	48,842	123
Energy—0.0%
Frontera Energy Corp.	148,014	1,430
Total Common Stocks (Identified Cost $2,826)		1,553

Exchange-Traded Fund—0.7%
iShares iBoxx High Yield Corporate Bond ETF(13)	490,408	42,749
Total Exchange-Traded Fund (Identified Cost $42,689)		42,749

	Shares	Value

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(6)(12)	98,789	$ 85
Total Rights (Identified Cost $84)		85

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.(6)(12)	20,771	296
Total Warrant (Identified Cost $361)		296

Total Long-Term Investments—99.2% (Identified Cost $6,279,894)		6,320,365 (14)

Securities Lending Collateral—0.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(13)(15)	21,964,823	21,965
Total Securities Lending Collateral (Identified Cost $21,965)		21,965

TOTAL INVESTMENTS—99.5% (Identified Cost $6,301,859)		$6,342,330
Other assets and liabilities, net—0.5%		29,147
NET ASSETS—100.0%		$6,371,477
Abbreviations:
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Foreign Currencies:
KZT	Kazakhstani Tenge
MXN	Mexican Peso

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
42

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $3,809,020 or 59.8% of net assets.
(2)	All or a portion of security is on loan.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of September 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Interest payments may be deferred.
(8)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(9)	This loan will settle after September 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(10)	Represents unfunded portion of security and commitment fee earned on this portion.
(11)	Value shown as par value.
(12)	Non-income producing.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(15)	Represents security purchased with cash collateral received for securities on loan.
Country Weightings (Unaudited)†
United States	86%
Netherlands	2
Canada	2
Cayman Islands	1
Mexico	1
United Kingdom	1
Indonesia	1
Other	6
Total	100%
† % of total investments as of September 30, 2019.
See Notes to Financial Statements.
43

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$1,443,130	$ —	$1,429,056	$14,074
Corporate Bonds and Notes	1,995,765	—	1,995,754	11
Foreign Government Securities	286,956	—	286,956	—
Leveraged Loans	462,845	—	462,845	— (1)
Mortgage-Backed Securities	1,929,966	—	1,877,246	52,720
Municipal Bond	4,326	—	4,326	—
U.S. Government Securities	124,382	—	124,382	—
Equity Securities:
Preferred Stocks	28,312	—	28,312	—
Exchange-Traded Fund	42,749	42,749	—	—
Common Stocks	1,553	1,553	—	—
Rights	85	—	—	85
Warrant	296	—	—	296
Securities Lending Collateral	21,965	21,965	—	—
Total Investments	$6,342,330	$66,267	$6,208,877	$67,186

(1)	Security held by the Fund with an end of period value of $0 was categorized as Level 3 in this table.
Securities held by the Fund with an end of period value of $11,821 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements.
44

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset-Backed Securities	Corporate Bonds and Notes	Leveraged Loans	Mortgage-Backed Securities	Rights	Warrant
Investments in Securities
Balance as of September 30, 2018:	$ 30,574	$ —	$ 8,981	$— (a)	$ 21,519	$74	$ —
Accrued discount/(premium)	23	—	16	—	7	—	—
Realized gain (loss)	(81)	—	—	—	(81)	—	— (b)
Change in unrealized appreciation (depreciation)(c)	(719)	—	(949)	—	284	11	(65)
Purchases	68,393	14,655	863	—	52,514	—	361
Sales (d)	(19,183)	(581)	(863)	—	(17,739)	—	—
Transfers into Level 3(e)	—	—	—	—	—	—	—
Transfers from Level 3(e)	(11,821)	—	(8,037)	—	(3,784)	—	—
Balance as of September 30, 2019	$ 67,186	$14,074	$ 11(a)	$— (a)	$ 52,720	$85	$ 296
(a) Includes internally fair valued security currently priced at $0.
(b) Amount is less than $500.
(c) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2019, was $157.
(d) Includes paydowns on securities.
(e) “Transfers into and/or from” represent the ending value as of September 30, 2019, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements.
45

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2019
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)(2)	$ 6,342,330
Foreign currency at value(3)	— (a)
Cash	78,425
Receivables
Investment securities sold	4,770
Fund shares sold	11,303
Dividends and interest	31,392
Securities lending income	24
Prepaid Trustees’ retainer	118
Prepaid expenses	192
Other assets	516
Total assets	6,469,070
Liabilities
Payables
Fund shares repurchased	10,729
Investment securities purchased	57,516
Collateral on securities loaned	21,965
Dividend distributions	1,814
Investment advisory fees	2,478
Distribution and service fees	585
Administration and accounting fees	546
Transfer agent and sub-transfer agent fees and expenses	1,087
Professional fees	48
Trustee deferred compensation plan	516
Other accrued expenses	309
Total liabilities	97,593
Net Assets	$ 6,371,477
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 6,509,569
Accumulated earnings (loss)	(138,092)
Net Assets	$ 6,371,477
Net Assets:
Class A	$ 898,392
Class C	$ 575,524
Class C1	$ 195,185
Class I	$ 4,695,968
Class R6	$ 6,408
See Notes to Financial Statements.
46

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (Continued)
September 30, 2019
(Reported in thousands except shares and per share amounts)
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	190,502,331
Class C	120,387,635
Class C1	40,927,767
Class I	994,242,380
Class R6	1,356,995
Net Asset Value and Redemption Price Per Share:
Class A	$ 4.72
Class C	$ 4.78
Class C1	$ 4.77
Class I	$ 4.72
Class R6	$ 4.72
Maximum Offering Price per Share (NAV/(1-2.25%*)):
Class A	$ 4.83
* Maximum sales charge
(1) Investment in securities at cost	$ 6,301,859
(2) Market value of securities on loan	$ 20,889
(3) Foreign currency at cost	$ —(a)

(a)	Amount is less than $500.
See Notes to Financial Statements.
47

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
STATEMENT OF OPERATIONS
YEAR ENDED September 30, 2019
($ reported in thousands)
Investment Income
Dividends	$ 2,147
Dividends from affiliated fund	2,324
Interest	251,419
Security lending, net of fees	329
Foreign taxes withheld	(46)
Total investment income	256,173
Expenses
Investment advisory fees	30,469
Distribution and service fees, Class A	2,010
Distribution and service fees, Class C	3,783
Distribution and service fees, Class C1	2,543
Administration and accounting fees	6,722
Transfer agent fees and expenses	2,762
Sub-transfer agent fees and expenses, Class A	584
Sub-transfer agent fees and expenses, Class C	451
Sub-transfer agent fees and expenses, Class C1	160
Sub-transfer agent fees and expenses, Class I	3,251
Custodian fees	46
Printing fees and expenses	393
Professional fees	117
Interest expense	24
Registration fees	219
Trustees’ fees and expenses	536
Miscellaneous expenses	702
Total expenses	54,772
Less expenses reimbursed and/or waived by investment adviser(1)	(167)
Less low balance account fees	(1)
Net expenses	54,604
Net investment income (loss)	201,569
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Unaffiliated investments	(53,993)
Affiliated fund	(4,605)
Foreign currency transactions	(13,426)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	153,700
Affiliated fund	2,280
Foreign currency transactions	28
Net realized and unrealized gain (loss) on investments	83,984
Net increase (decrease) in net assets resulting from operations	$285,553

(1)	See Note 3A and 3D in the Notes to Financial Statements.
See Notes to Financial Statements.
48

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Year Ended September 30, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 201,569	$ 220,047
Net realized gain (loss)	(72,024)	(26,384)
Net change in unrealized appreciation (depreciation)	156,008	(182,285)
Increase (decrease) in net assets resulting from operations	285,553	11,378
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(21,847)	(22,809) (1)
Class C	(18,208)	(28,615) (1)
Class C1	(4,893)	(6,597) (1)
Class I	(136,183)	(147,031) (1)
Class R6	(160)	(89) (1)
Tax Return on Capital:
Class A	(2,625)	(987)
Class C	(2,471)	(1,365)
Class C1	(831)	(407)
Class I	(15,080)	(5,803)
Class R6	(17)	(3)
Total Dividends and Distributions to Shareholders	(202,315)	(213,706)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (131,106 and 37,818 shares, respectively)	608,263	178,253
Class C (43,334 and 40,660 shares, respectively)	203,366	194,702
Class C1 (3,765 and 2,859 shares, respectively)	17,803	13,634
Class I (271,045 and 352,160 shares, respectively)	1,266,053	1,661,170
Class R6 (929 and 311 shares, respectively)	4,325	1,463
Reinvestment of distributions:
Class A (4,600 and 4,368 shares, respectively)	21,489	20,546
Class C (4,348 and 6,236 shares, respectively)	20,532	29,715
Class C1 (839 and 1,051 shares, respectively)	3,953	4,993
Class I (28,436 and 28,458 shares, respectively)	132,925	133,907
Class R6 (25 and 19 shares, respectively)	115	87
Shares repurchased and cross class conversions:
Class A ((98,212) and (82,884) shares, respectively)	(456,110)	(389,256)
Class C ((147,719) and (87,948) shares, respectively)	(694,497)	(419,167)
Class C1 ((28,461) and (17,377) shares, respectively)	(134,319)	(82,623)
Class I ((374,977) and (316,253) shares, respectively)	(1,744,061)	(1,488,659)
Class R6 ((277) and (180) shares, respectively)	(1,296)	(846)
Increase (decrease) in net assets from capital transactions	(751,459)	(142,081)
Net increase (decrease) in net assets	(668,221)	(344,409)
Net Assets
Beginning of period	7,039,698	7,384,107
End of Period	$ 6,371,477	$ 7,039,698
See Notes to Financial Statements.
49

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	Year Ended September 30, 2019	Year Ended September 30, 2018
Accumulated undistributed net investment income (loss) at end of period	$ N/A	$ $(1,935)

(1)	For the year ended September 30, 2018, distributions to shareholders were from net investment income.
See Notes to Financial Statements.
50

THIS PAGE INTENTIONALLY BLANK.
THIS PAGE INTENTIONALLY BLANK.

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Tax Return of Capital	Total Distributions

Class A
10/1/18 to 9/30/19	$4.65	0.14	0.07	0.21	(0.12)	(0.02)	(0.14)
10/1/17 to 9/30/18	4.78	0.14	(0.14)	—	(0.12)	(0.01)	(0.13)
10/1/16 to 9/30/17	4.78	0.14	—	0.14	(0.14)	—	(0.14)
10/1/15 to 9/30/16	4.69	0.15	0.08	0.23	(0.14)	—	(0.14)
10/1/14 to 9/30/15	4.84	0.15	(0.16)	(0.01)	(0.11)	(0.03)	(0.14)
Class C
10/1/18 to 9/30/19	$4.71	0.13	0.07	0.20	(0.11)	(0.02)	(0.13)
10/1/17 to 9/30/18	4.84	0.13	(0.14)	(0.01)	(0.11)	(0.01)	(0.12)
10/1/16 to 9/30/17	4.84	0.13	—	0.13	(0.13)	—	(0.13)
10/1/15 to 9/30/16	4.75	0.14	0.07	0.21	(0.12)	—	(0.12)
10/1/14 to 9/30/15	4.89	0.14	(0.15)	(0.01)	(0.10)	(0.03)	(0.13)
Class C1
10/1/18 to 9/30/19	$4.70	0.11	0.07	0.18	(0.09)	(0.02)	(0.11)
10/1/17 to 9/30/18	4.83	0.10	(0.13)	(0.03)	(0.09)	(0.01)	(0.10)
10/1/16 to 9/30/17	4.83	0.11	—	0.11	(0.11)	—	(0.11)
10/1/15 to 9/30/16	4.73	0.12	0.08	0.20	(0.10)	—	(0.10)
10/1/14 to 9/30/15	4.88	0.12	(0.17)	(0.05)	(0.07)	(0.03)	(0.10)
Class I
10/1/18 to 9/30/19	$4.66	0.15	0.06	0.21	(0.13)	(0.02)	(0.15)
10/1/17 to 9/30/18	4.79	0.15	(0.14)	0.01	(0.13)	(0.01)	(0.14)
10/1/16 to 9/30/17	4.78	0.16	0.01	0.17	(0.16)	—	(0.16)
10/1/15 to 9/30/16	4.69	0.16	0.08	0.24	(0.15)	—	(0.15)
10/1/14 to 9/30/15	4.84	0.16	(0.16)	—	(0.12)	(0.03)	(0.15)
Class R6
10/1/18 to 9/30/19	$4.65	0.16	0.07	0.23	(0.14)	(0.02)	(0.16)
10/1/17 to 9/30/18	4.78	0.15	(0.13)	0.02	(0.14)	(0.01)	(0.15)
11/3/16 (10) to 9/30/17	4.76	0.15	0.02	0.17	(0.15)	—	(0.15)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
52

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate

0.07	$4.72	4.62%	$ 898,392	0.97% (6)	0.98%	3.01%	58%
(0.13)	4.65	0.05	711,425	0.97 (6)	0.98	2.88	55
—	4.78	3.07 (7)	925,677	1.00 (6)(7)	1.01	3.04 (7)	69
0.09	4.78	4.90	1,307,484	1.00 (6)(8)	1.01	3.19	53
(0.15)	4.69	(0.23)	1,575,629	0.97 (6)	0.97	3.15	37

0.07	$4.78	4.31%	$ 575,524	1.21% (6)	1.21%	2.78%	58%
(0.13)	4.71	(0.18)	1,039,109	1.20 (6)	1.21	2.66	55
—	4.84	2.78 (7)	1,266,378	1.25 (6)(7)	1.25	2.80 (7)	69
0.09	4.84	4.58	1,321,202	1.25 (6)(8)	1.26	2.94	53
(0.14)	4.75	(0.27)	1,460,120	1.22 (6)	1.22	2.90	37

0.07	$4.77	3.80%	$ 195,185	1.71% (6)	1.72%	2.28%	58%
(0.13)	4.70	(0.68)	304,444	1.70 (6)	1.71	2.16	55
—	4.83	2.28 (7)	377,835	1.75 (6)(7)	1.75	2.30 (7)	69
0.10	4.83	4.29	489,924	1.75 (6)(8)	1.76	2.44	53
(0.15)	4.73	(0.98)	583,694	1.72 (6)	1.72	2.40	37

0.06	$4.72	4.66%	$4,695,968	0.72% (6)	0.72%	3.26%	58%
(0.13)	4.66	0.32	4,981,559	0.71 (6)	0.71	3.16	55
0.01	4.79	3.54 (7)	4,811,684	0.75 (6)(7)	0.76	3.30 (7)	69
0.09	4.78	5.16	4,033,610	0.75 (6)(8)	0.76	3.44	53
(0.15)	4.69	0.02	4,095,547	0.72 (6)	0.72	3.40	37

0.07	$4.72	4.96%	$ 6,408	0.55%	0.65%	3.42%	58%
(0.13)	4.65	0.38	3,161	0.59 (9)	0.65	3.29	55
0.02	4.78	3.54 (7)	2,533	0.70 (7)	0.71	3.05 (7)	69 (11)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
53

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	The share class is currently under its expense limitation.
(7)	Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and the Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) by 0.01%. Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return by 0.01%.
(8)	Net expense ratio includes extraordinary proxy expenses.
(9)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(10)	Inception date.
(11)	Portfolio turnover is representative of the Fund for the entire period.
See Notes to Financial Statements.
54

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2019
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
As of the date of this report, 23 funds of the Trust are offered for sale, of which the Newfleet Multi-Sector Short Term Bond Fund (the “Fund”) is reported in this annual report. The Fund’s investment objective is outlined in the Fund Summary page. There is no guarantee the Fund will achieve its objective.
The Fund offers Class A shares, Class C shares, Class C1 shares, Class I shares, and Class R6 shares.
Class A shares are sold with a front-end sales charge of up to 2.25% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 0.50% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 12 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are sold without a sales charge. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class C1 shares are sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC. Effective April 30, 2019, Class C shares of the Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through reinvestment transactions. Shareholders who own Class C shares of the Fund may continue to hold such shares until they convert to Class A shares under the existing conversion schedule, as described in the Fund’s prospectus, or may exchange them for Class C shares of another Virtus Mutual Fund as permitted by existing exchange privileges. All other Class C share characteristics, including 12b-1 Plan fees, shareholder service fees, and conversion features are unchanged.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing plans, money purchase pension plans, and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain
55

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
expenses of the Fund. These fees are reflected as “Less low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
56

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any
57

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2016 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued
58

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and forward commitment securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Leveraged Loans
The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of
59

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
At September 30, 2019, the Fund had the following unfunded loan commitment:

Borrower	Unfunded Loan Commitment
CSC Holdings LLC	$ 230
NCR Corp.	1,302
Pacific Gas and Electric	1,909
I.	Regulation S-X
In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statements of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statements of Changes in Net Assets. Certain prior year amounts have been reclassified for consistency with the current year presentation (see footnotes on Statements of Changes in Net Assets for separate disclosure). These reclassifications have no effect on total net assets, total distributions, the statement of operations, financial highlights, net asset value or total return.
J.	Securities Lending
The Fund may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
60

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
At September 30, 2019, the securities loaned were subject to a MSLA on a net payment basis as follows:

Value of Securities on loan	Cash Collateral Received(1)	Net Amount(2)
20,889	$ 20,889	$—
(1)	Collateral with a value of $21,965 has been received in connection with securities lending transactions.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion through $10 Billion	Over $10 Billion
0.55%	0.50%	0.45%	0.425%
During the period covered by these financial statements, the Fund invested a portion of its assets in Virtus Newfleet Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets invested in the Virtus Newfleet Credit Opportunities Fund. For the period covered by these financial statements, the waiver amounted to $160. This waiver is in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statement of Operations in “Less expenses reimbursed and/or waived by investment adviser.”
B.	Subadviser
Newfleet Asset Management, LLC (the “Subadviser”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.
C.	Expense Limits and Fee Waivers
The Adviser has contractually agreed to limit the Fund’s total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following percentages of the Fund’s average net asset values through January 31, 2020. Following the contractual period, the Adviser may discontinue
61

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
these expense reimbursement arrangements at any time. The waivers and reimbursements are calculated daily and received monthly.

Class A	Class C	Class C1	Class I	Class R6
1.10%*	1.35%*	1.85%*	0.85%*	0.55%
* Share class is currently below its expense cap.
From July 1, 2019 through September 24, 2019, the exclusions included front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any). As of September 25, 2019, the exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	2021	2022	Total
Class R6	$ 2	$5	$7

E.	Distributor
($ reported in thousands)
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the fiscal year (the “period”) ended September 30, 2019, it retained net commissions of $18 for Class A shares, and CDSC of $30, $6 and $6 for Class A shares, Class C shares, and Class C1 shares, respectively.
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following annual rates: 0.25% for Class A shares , 0.50% for Class C shares, and 1.00% for Class C1 shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
62

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
For the period ended September 30, 2019, the Fund incurred administration fees totaling $6,136 which are included in the Statement of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended September 30, 2019, the Fund incurred transfer agent fees totaling $2,745 which are included in the Statement of Operations within the line items “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Investments in Affiliates
A summary of total long-term and short-term purchases and sales of the affiliated fund, during the period ended September 30, 2019, is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Shares	Dividend Income	Distributions of Realized Gains
Affiliated Mutual Fund—0.0%
Virtus Newfleet Credit Opportunities Fund Class R6*	$ 67,585	$ —	$ 65,260	$ (4,605)	$ 2,280	$ —	—	$ 2,324	$ —

*	The Virtus Newfleet Credit Opportunities Fund liquidated on April 26, 2019.
During the period ended September 30, 2019, the Fund received shares at a market value of $5,950 by means of a distribution in-kind.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at September 30, 2019.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2019, were as follows:
Purchases	Sales
$3,082,572	$3,668,341
63

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
Purchases and sales of long-term U.S. Government and agency securities during the period ended September 30, 2019, were as follows:
Purchases	Sales
$639,609	$801,860
Note 5. 10% Shareholders
As of September 30, 2019, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts
34%	2 *
*	The shareholders are not affiliated with Virtus.
Note 6. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 7.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 8. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
64

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At September 30, 2019, the Fund did not hold any securities that were restricted.
Note 9. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 12, 2020. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The borrowings during the period ended September 30, 2019, by the Fund were as follows:
Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
$14	$14,000	3.67%	10
Note 10. Federal Income Tax Information
($ reported in thousands)
At September 30, 2019, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 6,303,067	$ 95,872	$ (56,609)	$ 39,263
The Fund has capital loss carryovers available to offset future realized gains as follows:
No Expiration		Total
Short-Term	Long-Term	Short-Term	Long-Term
$57,923	$74,292	$57,923	$74,292
Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.
65

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
Capital losses realized after October 31 and certain late year losses may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended September 30, 2019, the Fund deferred and recognized qualified late year losses as follows:
Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized	Capital Loss Deferred	Capital Loss Recognized
$ —	$ —	$ 44,562	$ —
The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
	Year Ended	Year Ended
	2019	2018
Ordinary Income	$181,291	$205,141
Return of Capital	21,024	8,565
Total	$202,315	$213,706
For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or NAV of the Fund. As of September 30, 2019, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:
Capital Paid in on Shares of Beneficial Interest	Accumulated Earnings (Loss)
$ (4,216)	$ 4,216
Note 11. Regulatory Matters and Litigation
From time to time, the Trust, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the
66

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleged that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff sought to recover unspecified damages. While Virtus and its affiliates, including the Adviser, believed that the suit was without merit, on May 18, 2018, Virtus executed a final settlement agreement with the plaintiffs settling all claims in the litigation in order to avoid the cost, distraction, disruption, and inherent litigation uncertainty. The settlement was approved by the Court on December 4, 2018, and on January 11, 2019, the Court entered final judgment, concluding the action. The resolution of this matter did not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus or on the ability of the Adviser to provide services to the Fund.
Note 12. Recent Accounting Pronouncement
In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. This ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.
In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
67

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Opportunities Trust and Shareholders of Virtus Newfleet Multi-Sector Short Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Virtus Newfleet Multi-Sector Short Term Bond Fund (one of the funds constituting Virtus Opportunities Trust, referred to hereafter as the “Fund”) as of September 30, 2019, the related statement of operations for the year ended September 30, 2019, the statements of changes in net assets for each of the two years in the period ended September 30, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 21, 2019
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not been able to determine the specific year we began serving as auditor.
68

NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND
TAX INFORMATION NOTICE (Unaudited)
September 30, 2019
For the fiscal year ended September 30, 2019, the Fund makes the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Fund designates the amounts below as long-term capital gains (“LTCG”) dividends taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amounts, if subsequently different, will be designated in the next annual report.
QDI	DRD	LTCG
—%	—%	$—
69

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling
(800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Opportunities Trust, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Brown, Thomas J. YOB: 1945 Served Since: 2016 67 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (8 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1960 Served Since: 2016 71 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Harris, Sidney E. YOB: 1949 Served Since: 2017 67 Portfolios	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Trustee (since 1999) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee ( since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 67 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; and Member (since 2014), Counselors of Real Estate. Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McClellan, Hassell H. YOB: 1945 Served Since: 2015 67 Portfolios	Retired (since 2013); and Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College. Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Mutual Fund Family (56 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); and Trustee (since 2008), Virtus Variable Insurance Trust (8 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 67 Portfolios	Retired (since 2013); and Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation (2007 to 2009); Vice President and Controller (1999 to 2007), The Coca-Cola Company; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2014), Total System Services, Inc.; and Trustee (2005 to 2017), RidgeWorth Funds.
70

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
McLoughlin, Philip YOB: 1946 Served Since: 1999 75 Portfolios	Retired. Director and Chairman (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Director and Chairman (since 2014) Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (56 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 71 Portfolios	Retired. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Family (56 portfolios).
Oates, James M. YOB: 1946 Served Since: 2000 71 Portfolios	Managing Director (since 1994), Wydown Group (consulting firm). Director (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee (since 2016), Virtus Variable Insurance Trust (8 portfolios); Director (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Global Multi-Sector Income Fund; Trustee (since 2005) and Chairman (2005 to 2017), John Hancock Fund Complex (227 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Family (56 portfolios).
Segerson, Richard E. YOB: 1946 Served Since: 2000 67 Portfolios	Retired; and Managing Director (1998 to 2013), Northway Management Company. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios) and Virtus Variable Insurance Trust (8 portfolios); and Trustee (since 1983), Virtus Mutual Fund Family (56 portfolios).
71

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2006 77 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various senior officer positions with Virtus affiliates (since 2005). Chairman and Trustee (since 2015), Virtus ETF Trust II (2 portfolios); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013),Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (4 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (56 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.
* Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter YOB: 1970	Senior Vice President (since 2017), Vice President (2008 to 2017).	Senior Vice President, Product Development (since 2017), and Vice President, Product Development (2008 to 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) with Virtus affiliates; Senior Vice President (since 2017), and Vice President (2008 to 2016), Virtus Mutual Fund Family; Senior Vice President (since 2017), and Vice President (2010 to 2016), Virtus Variable Insurance Trust; Senior Vice President (since 2017), and Vice President (2013 to 2016), Virtus Alternative Solutions Trust; and Senior Vice President (since 2017) and Vice President (2016 to 2017), Virtus Closed-End Funds.
72

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), and Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013), Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2016), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (since 2014), Duff & Phelps Select Energy MLP and Midstream Energy Fund Inc.; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.
73

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President (2013 to 2014), Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (since 2015), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017), Vice President and Chief Compliance Officer (2011 to 2017), and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2016) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
74

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President (since 2018), Virtus Closed-End Funds; Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Mutual Fund Family; Senior Vice President (since 2018), Virtus Closed-End Funds; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013), Senior Vice President (2008 to 2013).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Family; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select Energy MLP and Midstream Energy Fund Inc.; Director (since 2013), Virtus Global Funds PLC; Executive Vice President (since 2013), Virtus Alternative Solutions Trust; and Executive Vice President (since 2017), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.
75

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8010	11-19

ANNUAL REPORT
VIRTUS OPPORTUNITIES TRUST

September 30, 2019
Virtus Vontobel Emerging Markets Opportunities Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Virtus Vontobel Emerging Markets Opportunities Fund
(“Vontobel Emerging Markets Opportunities Fund”)
Message to Shareholders	1
Disclosure of Fund Expenses	2
Key Investment Terms	4
Fund Summary	6
Schedule of Investments	12
Statement of Assets and Liabilities	15
Statement of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	23
Report of Independent Registered Public Accounting Firm	36
Tax Information Notice	37
Results of Shareholder Meeting	38
Fund Management Tables	39
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
For periods prior to the quarter ending March 31, 2019, the Trust has filed a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available on the SEC’s website at https://www.sec.gov.
For the period ended June 30, 2019, the Trust has filed a complete schedule of portfolio holdings for the Fund with the SEC for the third quarter of the fiscal year as an exhibit to its reports on Form N-PORT-EX. Form N-PORT-EX is available on the SEC’s website at https://www.sec.gov.
Effective September 30, 2019, the Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Vontobel Emerging Markets Opportunities Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Mutual Funds:
I am pleased to present this annual report that reviews the performance of your fund for the 12 months ended September 30, 2019.
After a sharp downturn in the fourth quarter of 2018, global financial markets rallied during the first nine months of 2019. While global growth continued to slow, interest rate cuts by the U.S. Federal Reserve and the European Central Bank helped restore confidence to the markets. The easing of monetary policy boosted the returns of both equities and fixed income in the first nine months of 2019. However, the uncertainty about trade, tariffs and other geopolitical issues led to frequent reversals in the direction of the markets.
Positive returns in the first nine months of 2019 offset the 2018 fourth quarter downturn. For the 12 months ended September 30, 2019, U.S. large-capitalization stocks, as measured by the S&P 500® Index, rose 4.25% as a result of a 20.55% increase for the year-to-date. Small-cap stocks, as measured by the Russell 2000® Index, rose 14.18% for the nine months of 2019, but were down 8.89% for the full year period. Within international equities, developed markets produced the strongest returns, with the MSCI EAFE® Index (net) up 12.80% for the nine-month period, but down 1.34% for the full year, compared to emerging markets, which were up 5.89% for the nine months of 2019, but declined 2.02% for the full year, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, the yield on the 10-year Treasury was 1.68% at September 30, 2019, down from 3.05% at September 30, 2018. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, was up 10.30% for the 12-month period. Non-investment grade bonds were up 6.36% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
It is impossible to know how the markets will perform from day to day or month to month. But a well-diversified portfolio can help investors weather the short-term ups and downs. While diversification cannot guarantee a profit or prevent a loss, owning a variety of traditional and alternative asset classes has been shown to dampen the inevitable market fluctuations. Your financial advisor can help you ensure that your portfolio is adequately diversified across asset classes and investment strategies, with a broad array of Virtus Funds available through your fund exchange privileges. These include distinctive equity, fixed income, alternative, and asset allocation funds managed by Virtus affiliates and select subadvisers. We invite you to learn more about the Virtus family of funds at Virtus.com.
On behalf of our investment affiliates, thank you for entrusting the Virtus Funds with your assets. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at 800-243-1574. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
November 2019
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF April 1, 2019 TO September 30, 2019
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Vontobel Emerging Markets Opportunities Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended September 30, 2019.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 997.19	1.55%	$ 7.76
Class C	1,000.00	994.19	2.23	11.15
Class I	1,000.00	998.19	1.22	6.11
Class R6	1,000.00	1,000.00	0.98	4.91

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
2

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2019 TO September 30, 2019
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,017.30	1.55%	$ 7.84
Class C	1,000.00	1,013.89	2.23	11.26
Class I	1,000.00	1,018.95	1.22	6.17
Class R6	1,000.00	1,020.16	0.98	4.96

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
KEY INVESTMENT TERMS (Unaudited)
September 30, 2019
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
European Central Bank (“ECB”)
The ECB is responsible for conducting monetary policy for the euro area. The ECB was established as the core of the Euro-system and the European System of Central Banks (“ESCB”). The ESCB comprises the ECB and the National Central Banks (“NCBs”) of all 17 EU Member States whether they have adopted the Euro or not.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., the Fed is responsible for controlling money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 Branches and all national and state banks that are part of the system.
Gross Domestic Product (GDP)
The gross domestic product represents the market value of all goods and services produced by the economy during the period measured, including personal consumption, government purchases, private inventories, paid-in construction costs and the foreign trade balance.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
4

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2019
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).
5

Ticker Symbols:
Class A: HEMZX
Class C: PICEX
Class I: HIEMX
Class R6: VREMX
Vontobel Emerging Markets Opportunities Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Vontobel Asset Management, Inc.
■	The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will achieve its objective.
■	For the fiscal year ended September 30, 2019, the Fund’s Class A shares at NAV returned 5.64%, Class C shares at NAV returned 4.93%, Class I shares at NAV returned 5.91% and Class R6 shares at NAV returned 6.11%. For the same period, the MSCI Emerging Markets Index (net), which serves as both the broad-based and style-specific index appropriate for comparison returned -2.02%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2019?
The MSCI Emerging Markets Index (Total Return Net Dividends) was negative in the fiscal first quarter, positive in the fiscal second and third quarters, and negative in the fiscal fourth quarter.
The MSCI Emerging Markets Index was down nearly 8% for the fourth quarter of 2018. Macroeconomic concerns shaking the markets included the trade and geopolitical confrontation between the U.S. and China, volatile oil prices, and election uncertainty in Brazil and Mexico. But the core issue was rising interest rates in the U.S. As rates climbed, the hand that had squeezed savings out of developed market assets toward emerging markets (EM) growth began to release its grip, causing liquidity in EM to ebb. At the same time, Chinese authorities reduced shadow lending in their economy, crimping growth and consumer confidence. Trade tensions, political uncertainty, tightening monetary policy, and worryingly slower Chinese economic growth weighed on emerging markets. While the EM fared slightly better than the U.S. and Europe in the fourth quarter of 2018, emerging markets performance was still negative, with nine of 11 sectors posting declines.
After a treacherous fourth quarter of 2018, EM had a strong start to 2019. EM equities reacted positively to the prospect that the U.S. Federal Reserve’s (the Fed’s) pause in rate increases would relieve pressure on dollar-denominated debt, as well as expectations that capital would continue to flow into the developing world. While there was lingering uncertainty about the status of trade negotiations between the U.S. and China, news that the two countries were making progress on a trade agreement also drove optimism over the quarter. The positive noises around the trade conflict lifted Chinese equities, as did a plan by index provider MSCI to reweight its indices. Investors’ confidence that the Chinese government would continue its easing measures to counter a slowing economy also supported Chinese equities. Indian equities lagged their EM counterparts at the start of the year due to rising oil prices, growing fiscal concerns, and geopolitical tensions with Pakistan. Yet the market rebounded in March 2019 on optimism that the current governing party, the BJP, would fare well in the national elections in the spring. In Brazil, hopes that the new administration would deliver on its reform agenda sparked a rally in January. But Brazilian equities traded off in February and March, as did the Brazilian real, when President Jair Bolsonaro’s approval ratings slumped amid skepticism over the pension reform package introduced in February.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
6

Vontobel Emerging Markets Opportunities
Fund (Continued)
Equity investors faced a rocky ride in the second quarter of 2019 as sentiment on global trade tensions shifted from concern to optimism, and a softer stance by central banks drove share prices upwards. At the start of the quarter, markets were primed for an epic trade deal between the U.S. and China. However, by early May, President Trump’s rhetoric began to toughen and the anticipated resolution of the tariff war was replaced with another round of tit-for-tat measures. The Fed’s shift toward an easing stance helped fuel a rebound in appetite for risk and drove capital into the EM. In contrast, faltering economic growth across many regions presented investors and policymakers with cause for concern. In India, Narendra Modi’s landslide victory in the general election gave a boost to equities. Modi’s government faced other challenges, as slowing economic growth increased domestic pressure for reforms. Elsewhere in Asia, China’s deceleration prompted weaker performance. South Korea suffered a 0.4% drop in first quarter gross domestic product (GDP) on softening international demand for its electronics products, including LCDs and semiconductors. In Indonesia, first quarter growth also missed expectations, but the re-election of President Joko Widowo in April underpinned hopes of continued investment in much needed infrastructure, supporting equity market returns. Trade was also an instrument for extracting political concessions in some developing countries. The threat of tariffs on goods exported to the U.S. brought assurances and action from Mexico that it would curb migration to its northern neighbor. In Brazil, a contraction in the first quarter prompted concerns of a return to recession and turned the spotlight once more onto the country’s failure to invest and attract international investment.
Intense political uncertainty once again fueled volatility in the third quarter of 2019. The U.S.-China trade war roiled markets over the period and, as the quarter drew to a close, reports emerged that the U.S. government was considering capital markets restrictions on
Chinese companies that might prevent them listing on U.S. exchanges. Although an imminent move was denied by the U.S. Treasury, it nevertheless shook markets. China reached for its monetary toolkit to manage its continued slowdown in the face of tariff pressures from the U.S. India also experienced an economic slowdown and, in the face of worsening GDP figures, Modi’s government unleashed fiscal stimulus in the form of a $20 billion corporate tax cut. Elsewhere in Asia, Indonesia positioned itself to benefit from the escalating trade war between the U.S. and China. South Korea bounced back from a first quarter slump with a sharp rise in GDP, driven by government spending, although it remained hampered by continued simmering trade tensions with Japan. Thailand also turned on the investment taps, unveiling a $10 billion plan after growth slowed to 2.3% in the second quarter, the lowest rate of expansion in almost five years. In Latin America, figures showed that Brazil’s economy had bounced back from contraction in the first quarter with surprise GDP growth of 0.4% in the second quarter of 2019. Mexico narrowly avoided slipping into recession, as second quarter figures showed economic growth had edged up by 0.1%.
What factors affected the Fund’s performance during its fiscal year?
The following discussion highlights specific stocks—those that provided the largest contribution to absolute performance and those that were the largest detractors for the fiscal year ended September 30, 2019. As bottom-up stock pickers, we hope that you find this useful and gain a greater understanding of how we invest your capital.
Stocks that helped absolute performance
UBS Wiliangye is the second largest baijiu state-owned enterprise in China. Baijiu is a uniquely Chinese fiery white spirit with an alcohol content of around 52%. The company’s main brand is Wuliangye. The company’s results have
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
7

Vontobel Emerging Markets Opportunities
Fund (Continued)
been driven mainly by its High Priced Liquor segment, which accounts for 71% of revenues. In the premium market, Kweichow Moutai Co., Ltd. (“Moutai”) commands a 55% share and Wuliangye a 30% share. Wuliangye’s sales and earnings grew at a rapid clip due to double-digit volume growth, mix upgrades, and pricing. The company has strong financials and zero long-term debt. Wuliangye has steadily increased its dividend payout ratio to near 50%, has over 35billion RMB in cash on its balance sheet, and generates free cash flow.
HDFC Bank rallied in September 2019 following the big tax cut announced by the Indian finance ministry. The Indian market staged a significant rebound, with sentiment on the economy turning from very negative to positive. HDFC Bank is a high-quality Indian private sector bank which has been a cornerstone investment in the Fund for many years. The bank has delivered solid growth while maintaining high credit and underwriting standards. HDFC Bank has a strong deposit franchise and powerful technology backbone.
Other top contributors included Lojas Renner SA, PT Telekomunikasi, and PT Bank Rakyat Indonesia.
Stocks that hurt absolute performance
AmorePacific declined sharply at end of 2018 as the competitive dynamics in its China business continued to deteriorate, particularly in the mass market cosmetics segment. Consequently, we exited our position.
Zee Entertainment, one of India’s largest television broadcasting companies, saw its share price fluctuate based on the status of pledged Zee shares held against leverage at the Essel Group. The stock price declined after Zee requested an extension of the September 30th deadline for the standstill agreement with Essel lenders. The company’s fundamentals were broadly supportive, with Zee’s advertising outgrowing the market due to ratings gains, and supported by a pick-up in subscription growth. Zee operates more than 30 channels covering various genres with millions of viewers globally. The company generated attractive returns through advertising and subscription revenue. We believe Zee will benefit from the digitization of an additional 70 million households over the next five years, with little-to-no incremental cost to Zee. Finally, the company commands an international presence across five continents. Therefore, the Fund continued to hold this security through the end of the fiscal year.
Other bottom contributors included Samsung Fire & Marine Ins, Kasikornbank PLC, and Fomento Economico Mexicano SAB.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location.
Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.
Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
8

Vontobel Emerging Markets Opportunities
Fund (Continued)
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2019.
Financials	29%
Consumer Staples	25
Communication Services	13
Consumer Discretionary	12
Information Technology	12
Utilities	4
Industrials	3
Other (includes securities lending collateral)	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
9

Vontobel Emerging Markets Opportunities
Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/19

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	5.64%	2.55%	6.11%	— %	—
Class A shares at POP[3,4]	-0.44	1.34	5.49	—	—
Class C shares at NAV[2] and with CDSC[4]	4.93	1.81	5.35	—	—
Class I shares at NAV[2]	5.91	2.83	6.40	—	—
Class R6 shares at NAV[2]	6.11	—	—	2.64	11/12/14
MSCI Emerging Markets Index (net)	-2.02	2.33	3.37	2.55 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.58%; Class C shares: 2.25%; Class I shares: 1.23%; Class R6: Gross 1.15%, Net 0.98%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
10

Vontobel Emerging Markets Opportunities
Fund (Continued)

Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2009, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception date, fees and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2019, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through March 31, 2021. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
11

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS
September 30, 2019
($ reported in thousands)
	Shares	Value
Common Stocks—98.0%
Communication Services—12.7%
Bharti Infratel Ltd. (India)	18,850,004	$ 68,438
NCSoft Corp. (South Korea)	261,773	114,019
NetEase, Inc. ADR (China)	617,424	164,346
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	575,627,387	174,777
Tencent Holdings Ltd. (China)	6,787,637	285,961
Zee Entertainment Enterprises Ltd. (India)	21,322,110	79,880
		887,421

Consumer Discretionary—12.0%
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	2,320,777	388,104
Eicher Motors Ltd. (India)	256,963	64,415
Lojas Renner S.A. (Brazil)	7,253,724	87,936
Naspers Ltd. Class N (South Africa)	538,579	81,615
Prosus NV (Netherlands)(1)	538,579	39,536
Sands China Ltd. (China)	7,614,733	34,490
Yum China Holdings, Inc. (China)	3,133,571	142,358
		838,454

Consumer Staples—23.8%
Ambev S.A. ADR (Brazil)	62,212,455	287,422
Anheuser-Busch InBev NV (Belgium)	1,796,500	171,177
CP ALL PCL (Thailand)	30,707,676	81,325
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	2,568,597	235,232
Heineken NV (Netherlands)	2,016,712	217,966
ITC Ltd. (India)	31,016,236	113,725
LG Household & Health Care Ltd. (South Korea)	67,089	73,306
	Shares	Value

Consumer Staples—continued
Unilever NV (Netherlands)	4,363,432	$ 262,290
Vietnam Dairy Products JSC (Vietnam)	6,714,729	37,537
Wal-Mart de Mexico SAB de C.V. (Mexico)	59,260,260	175,643
		1,655,623

Energy—0.7%
Ultrapar Participacoes S.A. (Brazil)	11,030,527	49,060
Financials—28.8%
B3 SA - Brasil Bolsa Balcao (Brazil)	6,478,663	68,327
Bancolombia SA Sponsored ADR (Colombia)	2,217,942	109,677
Bank Central Asia Tbk PT (Indonesia)	60,848,325	130,098
Bank Polska Kasa Opieki SA (Poland)	2,625,758	67,050
Bank Rakyat Persero Tbk PT (Indonesia)	442,865,798	128,539
Credicorp Ltd. (Peru)	488,647	101,854
HDFC Bank Ltd. (India)	20,569,008	356,256
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)(2)	3,116,437	91,453
Housing Development Finance Corp., Ltd. (India)	6,695,380	186,783
Itau Unibanco Holding SA Sponsored ADR (Brazil)	21,586,997	181,547
Kasikornbank PCL (Thailand)	25,454,966	130,666
Malayan Banking Bhd (Malaysia)	29,565,400	60,091
Public Bank Bhd (Malaysia)	21,736,125	104,242
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	559,587	104,325
See Notes to Financial Statements.
12

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
	Shares	Value

Financials—continued
United Overseas Bank Ltd. (Singapore)	9,800,285	$ 181,945
		2,002,853

Industrials—2.9%
Grupo Aeroportuario del Pacifico SAB de C.V. Class B (Mexico)	3,940,805	38,034
Techtronic Industries Co., Ltd. (Hong Kong)	23,443,070	163,163
		201,197

Information Technology—12.0%
HCL Technologies Ltd. (India)	11,538,518	175,938
SK Hynix, Inc. (South Korea)	2,992,353	205,636
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	19,026,721	166,812
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	1,684,171	78,280
Tata Consultancy Services Ltd. (India)	7,131,858	211,263
		837,929

Real Estate—1.3%
Link REIT (Hong Kong)	8,025,815	88,525
Utilities—3.8%
Equatorial Energia S.A. (Brazil)	3,118,052	75,367
Infraestructura Energetica Nova SAB de C.V. (Mexico)	17,617,215	70,107
Power Grid Corp. of India Ltd. (India)	42,225,134	118,598
		264,072

Total Common Stocks (Identified Cost $6,275,097)		6,825,134

	Shares	Value

Warrant—1.4%
Consumer Staples—1.4%
Wuliangye Yibin Co., Ltd. (China)	5,072,296	$ 92,275
Total Warrant (Identified Cost $75,648)		92,275

Total Long-Term Investments—99.4% (Identified Cost $6,350,745)		6,917,409

Securities Lending Collateral—0.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 1.854%)(3)(4)	1,237,023	1,237
Total Securities Lending Collateral (Identified Cost $1,237)		1,237

TOTAL INVESTMENTS—99.4% (Identified Cost $6,351,982)		$6,918,646
Other assets and liabilities, net—0.6%		44,434
NET ASSETS—100.0%		$6,963,080
Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of security is on loan.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(4)	Represents security purchased with cash collateral received for securities on loan.

For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements.
13

Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2019
($ reported in thousands)
Country Weightings (Unaudited)†
India	20%
China	16
Brazil	11
Netherlands	8
Mexico	7
South Korea	7
Indonesia	6
Other	25
Total	100%
† % of total investments as of September 30, 2019.
The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$6,825,134	$6,825,134	$ —
Warrant	92,275	—	92,275
Securities Lending Collateral	1,237	1,237	—
Total Investments	$6,918,646	$6,826,371	$92,275
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2019.
There were no transfers into or out of Level 3 related to securities held at September 30, 2019.
See Notes to Financial Statements.
14

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2019
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)(2)	$ 6,918,646
Foreign currency at value(3)	4,954
Cash	99,231
Receivables
Investment securities sold	21,734
Fund shares sold	7,917
Dividends	5,277
Tax reclaims	1,997
Securities lending income	11
Prepaid Trustees’ retainer	129
Prepaid expenses	154
Other assets	569
Total assets	7,060,619
Liabilities
Payables
Fund shares repurchased	4,911
Investment securities purchased	78,374
Foreign capital gains tax	3,754
Collateral on securities loaned	1,237
Investment advisory fees	5,514
Distribution and service fees	216
Administration and accounting fees	602
Transfer agent and sub-transfer agent fees and expenses	1,948
Professional fees	45
Trustee deferred compensation plan	569
Other accrued expenses	369
Total liabilities	97,539
Net Assets	$ 6,963,080
Net Assets Consist of:
Common stock $0.001 par value	$ 634
Capital paid in on shares of beneficial interest	6,478,717
Accumulated earnings (loss)	483,729
Net Assets	$ 6,963,080
Net Assets:
Class A	$ 479,456
Class C	$ 135,668
Class I	$ 6,228,010
Class R6	$ 119,946
See Notes to Financial Statements.
15

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Continued)
September 30, 2019
(Reported in thousands except shares and per share amounts)
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	45,039,818
Class C	13,212,190
Class I	564,528,839
Class R6	10,861,149
Net Asset Value and Redemption Price Per Share:
Class A	$ 10.65
Class C	$ 10.27
Class I	$ 11.03
Class R6	$ 11.04
Maximum Offering Price per Share (NAV/(1-5.75%*)):
Class A	$ 11.30
* Maximum sales charge
(1) Investment in securities at cost	$ 6,351,982
(2) Market value of securities on loan	$ 1,177
(3) Foreign currency at cost	$ 4,975

See Notes to Financial Statements.
16

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
STATEMENT OF OPERATIONS
YEAR ENDED September 30, 2019
($ reported in thousands)
Investment Income
Dividends	$201,646
Security lending, net of fees	212
Foreign taxes withheld	(11,260)
Total investment income	190,598
Expenses
Investment advisory fees	65,096
Distribution and service fees, Class A	1,273
Distribution and service fees, Class C	1,644
Administration and accounting fees	7,104
Transfer agent fees and expenses	2,915
Sub-transfer agent fees and expenses, Class A	943
Sub-transfer agent fees and expenses, Class C	192
Sub-transfer agent fees and expenses, Class I	6,724
Printing fees and expenses	478
Professional fees	140
Interest expense	33
Registration fees	142
Trustees’ fees and expenses	562
Miscellaneous expenses	696
Total expenses	87,942
Less expenses reimbursed and/or waived by investment adviser(1)	(118)
Less low balance account fees	— (2)
Net expenses	87,824
Net investment income (loss)	102,774
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	34,764
Foreign currency transactions	1,763
Net change in unrealized appreciation (depreciation) on:
Investments	204,650
Foreign currency transactions	(93)
Net realized and unrealized gain (loss) on investments	241,084
Net increase (decrease) in net assets resulting from operations	$343,858

(1)	See Note 3D in the Notes to Financial Statements.
(2)	Amount is less than $500.
See Notes to Financial Statements.
17

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	Year Ended September 30, 2019	Year Ended September 30, 2018
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 102,774	$ 71,181
Net realized gain (loss)	36,527	593,573
Net change in unrealized appreciation (depreciation)	204,557	(1,087,258)
Increase (decrease) in net assets resulting from operations	343,858	(422,504)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(16,597)	(1,486) (1)
Class C	(4,721)	—
Class I	(209,847)	(29,806) (1)
Class R6	(3,906)	(580) (1)
Total Dividends and Distributions to Shareholders	(235,071)	(31,872)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (13,820 and 14,839 shares, respectively)	141,802	170,071
Class C (1,150 and 2,402 shares, respectively)	11,447	26,872
Class I (155,904 and 139,649 shares, respectively)	1,683,600	1,645,535
Class R6 (3,183 and 5,411 shares, respectively)	34,320	64,324
Net assets from merger(2):
Class R6 (2,289 and — shares, respectively)	24,973	—
Reinvestment of distributions:
Class A (1,476 and 112 shares, respectively)	13,991	1,286
Class C (479 and — shares, respectively)	4,405	—
Class I (18,775 and 2,299 shares, respectively)	183,998	27,363
Class R6 (346 and 48 shares, respectively)	3,402	573
Shares repurchased and cross class conversions:
Class A ((22,963) and (25,904) shares, respectively)	(236,775)	(292,626)
Class C ((6,551) and (4,197) shares, respectively)	(65,681)	(45,703)
Class I ((204,994) and (173,663) shares, respectively)	(2,169,445)	(2,039,773)
Class R6 ((6,589) and (4,836) shares, respectively)	(69,215)	(56,887)
Increase (decrease) in net assets from capital transactions	(439,178)	(498,965)
Net increase (decrease) in net assets	(330,391)	(953,341)
Net Assets
Beginning of period	7,293,471	8,246,812
End of Period	$ 6,963,080	$ 7,293,471
Accumulated undistributed net investment income (loss) at end of period	N/A	$ 60,938

(1)	For the year ended September 30, 2018, distributions to shareholders were from net investment income.
(2)	See Note 12 in Notes to Financial Statements.
See Notes to Financial Statements.
18

THIS PAGE INTENTIONALLY BLANK.
THIS PAGE INTENTIONALLY BLANK.

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions

Class A
10/1/18 to 9/30/19	$10.44	0.12	0.42	0.54	(0.06)	(0.27)	(0.33)
10/1/17 to 9/30/18	11.11	0.06	(0.71)	(0.65)	(0.02)	—	(0.02)
10/1/16 to 9/30/17	9.90	0.05	1.21	1.26	(0.05)	—	(0.05)
1/1/16 to 9/30/16(6)	8.68	0.03	1.19	1.22	—	—	—
1/1/15 to 12/31/15	9.58	0.07	(0.91)	(0.84)	(0.06)	—	(0.06)
1/1/14 to 12/31/14	9.26	0.07	0.42	0.49	(0.06)	(0.11)	(0.17)
Class C
10/1/18 to 9/30/19	$10.08	0.04	0.42	0.46	—	(0.27)	(0.27)
10/1/17 to 9/30/18	10.77	(0.01)	(0.68)	(0.69)	—	—	—
10/1/16 to 9/30/17	9.63	(0.03)	1.17	1.14	—	—	—
1/1/16 to 9/30/16(6)	8.49	(0.02)	1.16	1.14	—	—	—
1/1/15 to 12/31/15	9.37	—	(0.88)	(0.88)	—	—	—
1/1/14 to 12/31/14	9.08	(0.01)	0.42	0.41	(0.01)	(0.11)	(0.12)
Class I
10/1/18 to 9/30/19	$10.82	0.17	0.42	0.59	(0.11)	(0.27)	(0.38)
10/1/17 to 9/30/18	11.49	0.11	(0.73)	(0.62)	(0.05)	—	(0.05)
10/1/16 to 9/30/17	10.24	0.07	1.26	1.33	(0.08)	—	(0.08)
1/1/16 to 9/30/16(6)	8.96	0.04	1.24	1.28	—	—	—
1/1/15 to 12/31/15	9.89	0.10	(0.95)	(0.85)	(0.08)	—	(0.08)
1/1/14 to 12/31/14	9.55	0.09	0.45	0.54	(0.09)	(0.11)	(0.20)
Class R6
10/1/18 to 9/30/19	$10.82	0.19	0.42	0.61	(0.12)	(0.27)	(0.39)
10/1/17 to 9/30/18	11.48	0.12	(0.73)	(0.61)	(0.05)	—	(0.05)
10/1/16 to 9/30/17	10.25	0.10	1.23	1.33	(0.10)	—	(0.10)
1/1/16 to 9/30/16(6)	8.96	0.05	1.24	1.29	—	—	—
1/1/15 to 12/31/15	9.89	0.08	(0.91)	(0.83)	(0.10)	—	(0.10)
11/12/14 (9) to 12/31/14	10.42	(0.01)	(0.45)	(0.46)	(0.06)	(0.01)	(0.07)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
20

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate

0.21	$10.65	5.64%	$ 479,456	1.57%	1.57%	1.20%	30%
(0.67)	10.44	(5.83)	550,117	1.58	1.58	0.54	38
1.21	11.11	12.81	706,974	1.60	1.61	0.46	27
1.22	9.90	14.06	1,082,242	1.59 (7)	1.60	0.40	25
(0.90)	8.68	(8.77)	745,947	1.56	1.56	0.73	27
0.32	9.58	5.23	770,941	1.55	1.55	0.71	28

0.19	$10.27	4.93%	$ 135,668	2.25%	2.25%	0.41%	30%
(0.69)	10.08	(6.41)	182,813	2.25	2.25	(0.12)	38
1.14	10.77	11.84	214,738	2.34	2.35	(0.30)	27
1.14	9.63	13.56	222,221	2.34 (7)	2.35	(0.31)	25
(0.88)	8.49	(9.50)	223,303	2.31	2.31	(0.01)	27
0.29	9.37	4.40	228,652	2.30	2.30	(0.13)	28

0.21	$11.03	5.91%	$6,228,010	1.25%	1.25%	1.56%	30%
(0.67)	10.82	(5.46)	6,434,732	1.23	1.23	0.91	38
1.25	11.49	13.10	7,198,678	1.33	1.34	0.72	27
1.28	10.24	14.29	6,214,272	1.33 (7)	1.34	0.64	25
(0.93)	8.96	(8.55)	8,726,303	1.31	1.32	0.99	27
0.34	9.89	5.54	7,572,633	1.30	1.35	0.85	28

0.22	$11.04	6.11%	$ 119,946	1.03% (8)	1.13%	1.80%	30%
(0.66)	10.82	(5.34)	125,809	1.15	1.15	1.01	38
1.23	11.48	13.15	126,422	1.20	1.21	0.92	27
1.29	10.25	14.40	45,197	1.21 (7)	1.22	0.72	25
(0.93)	8.96	(8.44)	34,379	1.21	1.21	0.90	27
(0.53)	9.89	(4.60)	95	1.24	1.24	(0.41)	28 (10)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements.
21

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Sales charges, where applicable, are not reflected in the total return calculation.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	The Fund changed its fiscal year end to September 30 during the period.
(7)	Net expense ratio includes extraordinary proxy expenses.
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	Inception date.
(10)	Portfolio turnover is representative of the Fund for the entire year ended December 31, 2014.
See Notes to Financial Statements.
22

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2019
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 23 funds of the Trust are offered for sale, of which the Vontobel Emerging Markets Opportunities Fund (the “Fund”) is reported in this annual report. The Fund’s investment objective is outlined in the Fund Summary Page. There is no guarantee that the Fund will achieve its objective.
The Fund offers Class A shares, Class C shares, Class I shares, and Class R6 shares.
Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are available only to the following investors without a minimum initial investment or minimum additional purchases: certain employer-sponsored retirement plans, including Section 401(k), 403(b) and 457 plans, profit-sharing plans, money purchase pension plans, and defined benefit plans and nonqualified deferred compensation plans, in each case provided that plan level or omnibus accounts are held on the books of the Fund. Other institutional investors may be permitted to purchase Class R6 shares subject to the Fund’s determination of eligibility and may be subject to a minimum initial investment requirement. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Fund’s distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statements of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Less low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by
23

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into and out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as
24

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30,
25

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
2019, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2016 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Regulation S-X
In August 2018, the SEC adopted amendments to Regulation S-X which are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the information provided to investors. The amendments include eliminating the requirement to: separately state book basis components of net assets on the Statement of Assets & Liabilities; separately state the sources of distributions paid (except tax return of capital distributions must still be separately disclosed) on the Statements of Changes in Net Assets; and state the book basis amount of undistributed net investment income on the Statements of Changes in Net Assets. Certain prior year amounts have been reclassified for consistency with the current year presentation (see footnotes on Statements of Changes in Net Assets for separate disclosure). These reclassifications have no effect on total net assets, total distributions, the statement of operations, financial highlights, net asset value or total return.
H.	Securities Lending
The Fund may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted
26

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At September 30, 2019, the securities loaned were subject to a MSLA on a net payment basis as follows:

Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
$ 1,177	$ 1,177	$—
(1)	Collateral with a value of $1,237 has been received in connection with securities lending transactions.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	Over $1 Billion
1.00%	0.95%
B.	Subadviser
Vontobel Asset Management, Inc. (the “Subadviser”) is the subadviser to the Fund. The Subadviser manages the investments of the Fund for which it is paid a fee by the Adviser.
C.	Expense Limitation
Effective January 28, 2019, the Adviser has contractually agreed to limit the Fund’s total operating expenses, subject to the exceptions listed below, so that such expenses do
27

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
not exceed, on an annualized basis, 0.98% of average daily net assets for Class R6 shares through March 31, 2021. Following the contractual period, the Adviser may discontinue this expense reimbursement arrangement at any time. The waivers and reimbursements are calculated daily and received monthly.
From January 28, 2019 through September 24, 2019, the exclusions included front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any). As of September 25, 2019, the exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

Expiration
2022
Class R6	$118

E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the fiscal year (the “period”) ended September 30, 2019, it retained net commissions of $22 for Class A shares and CDSC of $3 for Class A and $14 for Class C shares.
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following annual rates: 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
28

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
For the period ended September 30, 2019, the Fund incurred administration fees totaling $6,482 which are included in the Statement of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended September 30, 2019, the Fund incurred transfer agent fees totaling $2,900 which are included in the Statement of Operations within the line items “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at September 30, 2019.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities) during the period ended September 30, 2019, were as follows:
Purchases	Sales
$2,015,396	$2,370,869
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2019.
Note 5. 10% Shareholders
As of September 30, 2019, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts
49%	2 *
*	The shareholders are not affiliated with Virtus.
Note 6. Credit Risk and Asset Concentration
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
29

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
At September 30, 2019, the following Fund held securities issued by various companies in specific sectors as detailed below:
Sector	Percentage of Total Investments
Financials	29%
Consumer Staples	25
Note 7.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 8. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category.
The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At September 30, 2019, the Fund did not hold any securities that were restricted.
Note 9. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 12, 2020. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
30

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
The borrowings during the period ended September 30, 2019 by the Fund were as follows:
Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
$23	$38,167	3.60%	6
Note 10. Federal Income Tax Information
($ reported in thousands)
At September 30, 2019, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 6,417,328	$ 1,033,408	$ (532,090)	$ 501,318
The Fund has capital loss carryovers available to offset future realized gains as follows:
No Expiration		Total
Short-Term	Long-Term	Short-Term	Long-Term
$70,654	$70,940	$70,654	$70,940
Under the Regulated Investment Company Modernization Act of 2010, net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.
For the period ended September 30, 2019, the Fund utilized losses of $312 deferred in prior years against current year capital gains.
The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the beginning of this note) consist of the following:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$113,519	$15,029
The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
	Year Ended	Year Ended
	2019	2018
Ordinary Income	$ 63,071	$31,872
Long-Term Capital Gains	172,000	—
31

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
	Year Ended	Year Ended
	2019	2018
Total	$235,071	$31,872
For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or NAV of the Fund. As of September 30, 2019, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:
Capital Paid in on Shares of Beneficial Interest	Accumulated Earnings (Loss)
$ 142,213	$ (142,213)
Note 11. Reorganization
($ reported in thousands)
On November 14, 2018, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Vontobel Global Emerging Markets Equity Institutional Fund (the “Merged Fund”), a series of Advisers Investment Trust, and Vontobel Emerging Markets Opportunities Fund (the “Acquiring Fund”), a series of the Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to allow shareholders of the Merged Fund to own shares of a larger fund with substantially similar investment objective and style as, and potentially deliver better value than, the Merged Fund. The acquisition was accomplished by a tax-free exchange of shares on March 22, 2019. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
32

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
The share transactions associated with the merger are as follows:
Merged Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Merged Fund Net Asset Value of Converted Shares
Vontobel Global Emerging Markets Equity Institutional Fund	Class I Shares 2,394,040	Vontobel Emerging Markets Opportunities Fund	Class R6 Shares 2,288,639	$24,973
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Vontobel Global Emerging Markets Equity Institutional Fund	$24,973	1,877	Vontobel Emerging Markets Opportunities Fund	$97,783
The net assets of Class R6 shares of the Acquiring Fund immediately following the acquisition were $122,756.
Assuming the acquisition had been completed on October 1, 2018, the Vontobel Global Emerging Markets Equity Institutional Fund’s pro-forma results of operations for the period ended September 30, 2019, would have been as follows:
Net investment income (loss)	$102,795 (a)
Net realized and unrealized gain (loss) on investments	242,422 (b)
Net increase (decrease) in net assets resulting from operations	$345,217
(a) $102,774, as reported in the Statement of Operations, plus $21 net investment income from Vontobel Global Emerging Markets Equity Institutional Fund pre-merger.
(b) $241,084, as reported in the Statement of Operations, plus $1,338 net realized and unrealized gain (loss) on investments from Vontobel Global Emerging Markets Equity Institutional Fund pre-merger.
Because the Merged Fund and Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the merged Vontobel Global Emerging Markets Equity Institutional Fund
33

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
that have been included in the acquiring Vontobel Emerging Markets Opportunities Fund’s Statement of Operations since March 22, 2019.
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Adviser and/or Subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc., et al.) alleging violations of certain provisions of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleged that during the Class Period, the defendants disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff sought to recover unspecified damages. While Virtus and its affiliates, including the Adviser, believed that the suit was without merit, on May 18, 2018, Virtus executed a final settlement agreement with the plaintiffs settling all claims in the litigation in order to avoid the cost, distraction, disruption, and inherent litigation uncertainty. The settlement was approved by the Court on December 4, 2018, and on January 11, 2019, the Court entered final judgment, concluding the action. The resolution of this matter did not have a material impact on the results of operations, cash flows or its consolidated financial condition for Virtus or on the ability of the Adviser to provide services to the Fund.
Note 13. Recent Accounting Pronouncement
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update (“ASU”), ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
34

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.
35

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Opportunities Trust and Shareholders of Virtus Vontobel Emerging Markets Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Virtus Vontobel Emerging Markets Opportunities Fund (one of the funds constituting Virtus Opportunities Trust, referred to hereafter as the “Fund”) as of September 30, 2019, the related statement of operations for the year ended September 30, 2019, the statements of changes in net assets for each of the two years in the period ended September 30, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2019 the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 21, 2019
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not been able to determine the specific year we began serving as auditor.
36

VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
TAX INFORMATION NOTICE (Unaudited)
September 30, 2019
For the fiscal year ended September 30, 2019, the Fund makes the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Fund designates the amounts below as long-term capital gains (“LTCG”) dividends taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amounts, if subsequently different, will be designated in the next annual report.
QDI	DRD	LTCG
100%	— %	$ 40,108
For the fiscal year ended September 30, 2019, the Fund recognized $197,914 (reported in thousands) of foreign source income on which the Fund paid foreign taxes of $11,260 (reported in thousands). This information is being furnished to you pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder.
37

RESULTS OF SHAREHOLDER MEETING (Unaudited)
March 14, 2019
At a special meeting of shareholders of Vontobel Global Emerging Markets Equity Institutional Fund (“Vontobel Emerging Markets Fund”), a series of Advisers Investment Trust, held on March 14, 2019, shareholders voted on the following proposal:
Proposal 1.

Number of Eligible Votes:	FOR	AGAINST	ABSTAIN
To consider and act upon an Agreement and Plan of Reorganization (the “Plan”) providing for the acquisition of all of the property and assets of Vontobel Emerging Markets Fund by Virtus Vontobel Emerging Markets Opportunities Fund (“Virtus Emerging Markets Fund”), a series of Virtus Opportunities Trust, in exchange solely for shares of Virtus Emerging Markets Fund and the assumption by Virtus Emerging Markets Fund of all of the liabilities of Vontobel Emerging Markets Fund.	1,212,664.815	5,705.310	0.000
Shareholders of the Vontobel Emerging Markets Fund voted to approve the above proposal.
38

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling
(800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Opportunities Trust, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Brown, Thomas J. YOB: 1945 Served Since: 2016 67 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (8 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1960 Served Since: 2016 71 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Harris, Sidney E. YOB: 1949 Served Since: 2017 67 Portfolios	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Trustee (since 1999) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee ( since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 67 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; and Member (since 2014), Counselors of Real Estate. Trustee (since 2016), Virtus Mutual Fund Family (56 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McClellan, Hassell H. YOB: 1945 Served Since: 2015 67 Portfolios	Retired (since 2013); and Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College. Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Mutual Fund Family (56 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); and Trustee (since 2008), Virtus Variable Insurance Trust (8 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 67 Portfolios	Retired (since 2013); and Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation (2007 to 2009); Vice President and Controller (1999 to 2007), The Coca-Cola Company; Trustee (since 2017), Virtus Mutual Fund Family (56 portfolios), Virtus Variable Insurance Trust (8 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2014), Total System Services, Inc.; and Trustee (2005 to 2017), RidgeWorth Funds.
39

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
McLoughlin, Philip YOB: 1946 Served Since: 1999 75 Portfolios	Retired. Director and Chairman (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Director and Chairman (since 2014) Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (56 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 71 Portfolios	Retired. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Family (56 portfolios).
Oates, James M. YOB: 1946 Served Since: 2000 71 Portfolios	Managing Director (since 1994), Wydown Group (consulting firm). Director (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee (since 2016), Virtus Variable Insurance Trust (8 portfolios); Director (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Global Multi-Sector Income Fund; Trustee (since 2005) and Chairman (2005 to 2017), John Hancock Fund Complex (227 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Family (56 portfolios).
Segerson, Richard E. YOB: 1946 Served Since: 2000 67 Portfolios	Retired; and Managing Director (1998 to 2013), Northway Management Company. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios) and Virtus Variable Insurance Trust (8 portfolios); and Trustee (since 1983), Virtus Mutual Fund Family (56 portfolios).
40

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2006 77 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; and various senior officer positions with Virtus affiliates (since 2005). Chairman and Trustee (since 2015), Virtus ETF Trust II (2 portfolios); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013),Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (4 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (56 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.
* Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter YOB: 1970	Senior Vice President (since 2017), Vice President (2008 to 2017).	Senior Vice President, Product Development (since 2017), and Vice President, Product Development (2008 to 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2008) with Virtus affiliates; Senior Vice President (since 2017), and Vice President (2008 to 2016), Virtus Mutual Fund Family; Senior Vice President (since 2017), and Vice President (2010 to 2016), Virtus Variable Insurance Trust; Senior Vice President (since 2017), and Vice President (2013 to 2016), Virtus Alternative Solutions Trust; and Senior Vice President (since 2017) and Vice President (2016 to 2017), Virtus Closed-End Funds.
41

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), and Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013), Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2016), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (since 2014), Duff & Phelps Select Energy MLP and Midstream Energy Fund Inc.; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.
42

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2005) with Virtus affiliates; Senior Vice President (since 2013), Vice President (2005 to 2013), Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President (2013 to 2014), Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (since 2015), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017), Vice President and Chief Compliance Officer (2011 to 2017), and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2016) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
43

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President (since 2018), Virtus Closed-End Funds; Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Mutual Fund Family; Senior Vice President (since 2018), Virtus Closed-End Funds; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013), Senior Vice President (2008 to 2013).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Family; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select Energy MLP and Midstream Energy Fund Inc.; Director (since 2013), Virtus Global Funds PLC; Executive Vice President (since 2013), Virtus Alternative Solutions Trust; and Executive Vice President (since 2017), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.
44

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8004	11-19

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that Donald C. Burke, Thomas J. Brown and Richard E. Segerson each possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each of Mr. Burke, Mr. Brown and Mr. Segerson is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

•	Registrant may incorporate the following information by reference, if this information has been disclosed in the registrant’s definitive proxy statement or definitive information statement. The proxy statement or information statement must be filed no later than 120 days after the end of the fiscal year covered by the Annual Report.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $473,550 for 2018 and $445,400 for 2019.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $74,539 for 2018 and $63,579 for 2019. Such audit-related fees include the out of pocket expenses.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $84,825 for 2018 and $81,628 for 2019.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2018 and $0 for 2019.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Virtus Opportunities Trust (the “Fund”) Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that Thomas J. Brown, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	0%

(c)	0%

(d)	N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

 (g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $159,364* for 2018 and $145,207 for 2019.

*Prior year fees were restated to remove non-audit fees paid by affiliated registrants not requested by the item.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	12/6/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	12/6/2019

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	12/6/2019

* Print the name and title of each signing officer under his or her signature.